UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: July 1, 2021 through December 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

Semi-Annual Report

J.P. Morgan Small Cap Funds

December 31, 2021 (Unaudited)

JPMorgan Small Cap Blend Fund

JPMorgan Small Cap Equity Fund

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Sustainable Leaders Fund (formerly known as JPMorgan Small Cap Core Fund)

JPMorgan Small Cap Value Fund

JPMorgan SMID Cap Equity Fund

JPMorgan U.S. Small Company Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

LETTER TO SHAREHOLDERS

February 8, 2022 (Unaudited)

Dear Shareholders,

U.S. equities led the year-long rally in developed market stocks as the global economic rebound advanced through 2021. While financial market volatility, a resurgence in the pandemic and accelerating inflation have carried into 2022, we believe that the outlook for the overall U.S. economy remains positive.

“Throughout the year ahead, J.P. Morgan Asset Management plans to seek to deliver superior client outcomes across a broad range of innovative solutions and risk management processes built on the same fundamental practices and principles that have driven our success for more than a century.” — Andrea L. Lisher

A surge in U.S. consumer wealth — partly tied to rising values for homes and autos — and quarterly growth in corporate earnings have helped to bolster U.S. financial markets that were already well-supported by monetary and fiscal policies. Over the course of the past year, the U.S. jobless rate fell to pre-pandemic levels and reached 3.9% in December. At the same time, inflation has climbed significantly. The U.S. Federal Reserve (the “Fed”) has tapered its monthly asset purchasing program and indicated that it’s likely to raise interest rates as early as March 2022.

While rising interest rates may mark another phase of the economic cycle that presents financial markets with new challenges and opportunities, they may also signal a return to a more normal economic environment following two years of historically low rates. Meanwhile, the path of the pandemic remains a factor in the U.S. economy. Recent data suggest the increase in new infections in late 2021 and into 2022 had some impact on the U.S. economy — though job growth remained strong — but there is hope that the latest pandemic wave may recede in coming months. Additionally, there is hope that rising prices on commodities and goods will moderate as supply chain constraints ease over time and the Fed moves generally to tamp down inflationary pressures. We expect the U.S. economy to continue expanding in 2022, even if the pace of the expansion eases from 2021.

Throughout the year ahead, J.P. Morgan Asset Management plans to seek to deliver superior client outcomes across a broad range of innovative solutions and risk management processes built on the same fundamental practices and principles that have driven our success for more than a century.

On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your investment. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

Andrea L. Lisher

Head of Americas, Client

J.P. Morgan Asset Management

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	1

J.P. Morgan Small Cap Funds

MARKET OVERVIEW

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

Overall, U.S. equity markets generated post positive returns in the second half of 2021 with continued monetary and fiscal support as well as strong consumer spending and record corporate profits. Despite historically high equity valuations in the U.S., the S&P 500 Index posted at least one record-high closing in each month during the period. Notably, the emergence of the omicron variant of COVID-19 in the final months of 2021 led to higher volatility in financial markets and weighed on global petroleum prices.

The first months of the period saw strong upward momentum in U.S. equity prices after second quarter 2021 results showed record-high earnings and revenue from U.S. companies. However, equity markets ended the month of September lower amid investor concerns about global supply chain disruptions, inflationary pressure and the ongoing pandemic. Additionally, the U.S. Federal Reserve set an initial schedule for tapering off its monthly bond purchases and indicated it may raise interest rates in late 2022 or early 2023.

In October, oil prices began to rise and equity markets resumed their broad upward trajectory only to stall again in November and then ended December with higher returns. While a resurgence in pandemic infections raised investor concerns about the reimposition of some social restrictions and their potential impact on specific industries and individual companies, the economic backdrop remained positive overall with a strong labor market, surging corporate profits and a boom in U.S. consumer wealth.

Overall, small cap equity largely underperformed during the period though small cap value stocks generated some positive returns. For the six months ended December 31, 2021, the S&P 500 Index returned 11.67%, the Russell 2000 Index returned -2.31%, the Russell 2000 Value Index returned 1.24% and the Russell 2000 Growth Index returned -5.64%.

2	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

JPMorgan Small Cap Blend Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	0.87%
Russell 2000 Index	(2.31)%

Net Assets as of 12/31/2021 (In Thousands)	$1,290,049

INVESTMENT OBJECTIVE**

The JPMorgan Small Cap Blend Fund (the “Fund”) seeks capital growth over the long term.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class A Shares, without a sales charge, outperformed the Russell 2000 Index (the “Benchmark”) for the six months ended December 31, 2021.

The Fund’s underweight position and security selection in the health care sector and its security selection in the industrials sector were leading contributors to performance relative to the Benchmark, while the Fund’s security selection in the information technology and consumer staples sectors was a leading detractor from relative performance.

Leading individual contributors to relative performance included the Fund’s underweight position in AMC Entertainment Holdings, Inc. and its overweight positions in iRhythm Technologies, Inc. and Saia, Inc. Shares of AMC Entertainment Holdings, an owner/operator of movie theaters that was not held in the Fund, fell amid investor expectations that the resurgence of the pandemic in late 2021 would lead to renewed social restrictions. Shares of iRhythm Technologies, a maker of heart monitors and diagnostic devices, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2021 as well as an increase in Medicare reimbursement rates on some of its products. Shares of Saia, a trucking and transport company, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2021.

Leading individual detractors from relative performance included the Fund’s overweight position in Upland Software, Inc. and its out-of-Benchmark positions in Everbridge, Inc. and Freshpet, Inc. Shares of Upand Software, a provider of cloud-based business software, fell after the company reported lower-than-expected earnings and revenue for the third quarter of 2021. Shares of Everbridge, a software developer, fell after the resignation of the company’s chief executive in early December 2021. Shares of Freshpet, a pet food maker, fell after the company reported lower-than-expected earnings and revenue for the third quarter amid higher materials costs and supply chain bottlenecks.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection, researching individual companies in an effort to construct a portfolio of companies that are attractively valued and stocks that have a history of growth. The Fund’s portfolio managers preferred to invest in high quality companies with durable franchises that, in their view, possessed the ability to generate consistent earnings. The Fund is positioned to invest in small cap companies across both growth and value styles.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF DECEMBER 31, 2021		PERCENT OF TOTAL INVESTMENTS

1.	Applied Industrial Technologies, Inc.	1.1%
2.	Terreno Realty Corp.	1.1
3.	ITT, Inc.	1.1
4.	Safety Insurance Group, Inc.	0.8
5.	First Busey Corp.	0.8
6.	Matador Resources Co.	0.7
7.	Columbia Banking System, Inc.	0.7
8.	Saia, Inc.	0.7
9.	PDC Energy, Inc.	0.7
10.	Performance Food Group Co.	0.7

PORTFOLIO COMPOSITION BY SECTOR AS OF DECEMBER 31, 2021	PERCENT OF TOTAL INVESTMENTS

Industrials	17.5%
Financials	17.2
Information Technology	13.2
Health Care	13.0
Consumer Discretionary	12.9
Real Estate	7.3
Materials	3.9
Consumer Staples	2.9
Communication Services	2.5
Energy	2.1
Utilities	2.1
Short-Term Investments	5.4

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	3

JPMorgan Small Cap Blend Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	May 19, 1997
With Sales Charge**		(4.43)%	8.15%	19.05%	15.25%
Without Sales Charge		0.87	14.13	20.34	15.88
CLASS C SHARES	January 7, 1998
With CDSC***		(0.40)	12.59	19.74	15.42
Without CDSC		0.60	13.59	19.74	15.42
CLASS I SHARES	April 5, 1999	0.98	14.43	20.65	16.19
CLASS R6 SHARES	July 2, 2018	1.15	14.71	20.95	16.51

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/11 TO 12/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 have different expenses than Class I Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Small Cap Blend Fund and the Russell 2000 Index from December 31, 2011 to December 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Russell 2000 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 2000 Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.

Effective June 1, 2018, the Fund’s investment strategies changed. Although past performance is not necessarily an indication of how the Fund will perform in the future, in view of these changes, the Fund’s performance record prior to this date might be less relevant for investors considering whether to purchase shares of the Fund.

Class A Shares have a $1,000 minimum initial investment and carry a 5.25% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

JPMorgan Small Cap Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	4.17%
Russell 2000 Index	(2.31)%

Net Assets as of 12/31/2021 (In Thousands)	$8,142,882

INVESTMENT OBJECTIVE**

The JPMorgan Small Cap Equity Fund (the “Fund”) seeks capital growth over the long term.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class A Shares, without a sales charge, outperformed the Russell 2000 Index (the “Benchmark”) for the six months ended December 31, 2021.

The Fund’s security selection and underweight position in the health care sector and its security selection in the financials sector were leading contributors to performance relative to the Benchmark, while the Fund’s security selection in the information technology and materials sectors was a leading detractor from relative performance.

Leading individual contributors to performance relative to the Benchmark included the Fund’s overweight positions in WillScot Mobile Mini Holdings Corp., Kinsale Capital Group, Inc. and BJ’s Wholesale Club Holdings, Inc. Shares of WillScot Mini Mobile Holdings, a storage and moving company, rose after the company reported better-than-expected earnings for the third quarter of 2021. Shares of Kinsale Capital Group, a property and casualty insurer, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2021. Shares of BJ’s Wholesale Club Holdings, a membership retail chain, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2021.

Leading individual detractors from relative performance included the Fund’s overweight positions in HealthEquity, Inc. and NLight, Inc., and its out-of-Benchmark position in Wex, Inc. Shares of HealthEquity, a health care benefits manager, fell after the company reported lower-than-expected earnings and revenue for the third quarter of 2021. Shares of NLight, a manufacturer of semiconductor and fiber laser components, fell amid weakening demand from China and after the company forecast supply constraints would weigh on profit margins. Shares of Wex, an employee benefits and corporate fleet gas card provider, fell amid investor disappointment with the company’s third quarter earnings.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers employed a bottom-up approach to stock selection, constructing portfolios based on company fundamentals and proprietary analysis. The Fund’s portfolio managers looked for companies that, in their view, had leading competitive advantages, predictable and durable business models, and sustainable free cash flow generation with management teams committed to increasing intrinsic value.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF DECEMBER 31, 2021		PERCENT OF TOTAL INVESTMENTS

1.	WillScot Mobile Mini Holdings Corp.	2.0%
2.	AptarGroup, Inc.	1.7
3.	Performance Food Group Co.	1.7
4.	EastGroup Properties, Inc.	1.6
5.	BJ’s Wholesale Club Holdings, Inc.	1.6
6.	Lincoln Electric Holdings, Inc.	1.5
7.	ICU Medical, Inc.	1.5
8.	Syneos Health, Inc.	1.5
9.	Kinsale Capital Group, Inc.	1.5
10.	Brunswick Corp.	1.5

PORTFOLIO COMPOSITION BY SECTOR AS OF DECEMBER 31, 2021	PERCENT OF TOTAL INVESTMENTS

Industrials	21.9%
Financials	16.5
Information Technology	12.8
Health Care	12.1
Consumer Discretionary	11.4
Real Estate	7.3
Consumer Staples	6.0
Materials	5.0
Utilities	2.1
Short-Term Investments	4.9

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	5

JPMorgan Small Cap Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	December 20, 1994
With Sales Charge**		(1.30)%	9.62%	11.66%	13.50%
Without Sales Charge		4.17	15.69	12.87	14.12
CLASS C SHARES	February 19, 2005
With CDSC***		2.92	14.11	12.32	13.66
Without CDSC		3.92	15.11	12.32	13.66
CLASS I SHARES	May 7, 1996	4.33	16.01	13.18	14.44
CLASS R2 SHARES	November 3, 2008	4.05	15.40	12.60	13.84
CLASS R3 SHARES	September 9, 2016	4.19	15.71	12.89	14.13
CLASS R4 SHARES	September 9, 2016	4.32	16.00	13.17	14.44
CLASS R5 SHARES	May 15, 2006	4.43	16.22	13.39	14.67
CLASS R6 SHARES	May 31, 2016	4.46	16.29	13.46	14.70

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/11 TO 12/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R3 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns of Class R3 Shares would have been similar to those shown because Class R3 Shares have similar expenses to Class A Shares at time of launch.

Returns for Class R4 Shares prior to their inception date are based on the performance of the Class I Shares. The actual returns for Class R4 Shares would have been similar to those shown because Class R4 Shares have similar expenses to Class I Shares.

Returns for Class R6 Shares prior to their inception date are based on the performance of the Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Small Cap Equity Fund and the Russell 2000 Index from December 31, 2011 to December 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Russell 2000 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 2000 Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.

Class A Shares have a $1,000 minimum initial investment and carry a 5.25% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

JPMorgan Small Cap Growth Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	(6.79)%
Russell 2000 Growth Index	(5.64)%

Net Assets as of 12/31/2021 (In Thousands)	$5,951,726

INVESTMENT OBJECTIVE**

The JPMorgan Small Cap Growth Fund (the “Fund”) seeks long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization and emerging growth companies.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class A Shares, without a sales charge, underperformed the Russell 2000 Growth Index (the “Benchmark”) for the six months ended December 31, 2021.

The Fund’s security selection in the information technology and communication services sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the health care and consumer discretionary sectors were leading contributors to relative performance.

Leading individual detractors from relative performance included the Fund’s out-of-Benchmark position in Everbridge, Inc. and its overweight positions in Freshpet, Inc. and Zymergen, Inc. Shares of Everbridge, a software developer, fell after the resignation of the company’s chief executive in early December 2021. Shares of Freshpet, a pet food maker, fell after the company reported lower-than-expected earnings and revenue for the third quarter amid higher materials costs and supply chain bottlenecks. Shares of Zymergen, a specialty chemicals manufacturer, fell in early August 2021 after the company issued a weaker-than-expected revenue forecast and its chief executive resigned.

Leading individual contributors to relative performance included the Fund’s overweight positions in Saia, Inc. and DigitalOcean Holdings, Inc., and its out-of-Benchmark position in Globant SA. Shares of Saia, a trucking and transport company, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2021. Shares of DigitalOcean Holdings, a provider of cloud computing services, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2021. Shares of Globant, an information technology services provider, rose after the company reported better-than-expected earnings and revenue for both the second and third quarters of 2021.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection, researching individual companies in an effort to construct portfolios of stocks that have strong fundamentals. The Fund’s portfolio managers preferred to invest in high quality companies with durable franchises that, in their view, possessed the ability to generate strong future earnings growth.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF DECEMBER 31, 2021		PERCENT OF TOTAL INVESTMENTS

1.	Saia, Inc.	1.8%
2.	Performance Food Group Co.	1.8
3.	MKS Instruments, Inc.	1.4
4.	ITT, Inc.	1.4
5.	Globant SA	1.4
6.	CyberArk Software Ltd.	1.4
7.	Littelfuse, Inc.	1.4
8.	Helen of Troy Ltd.	1.4
9.	DigitalOcean Holdings, Inc.	1.4
10.	National Vision Holdings, Inc.	1.4

PORTFOLIO COMPOSITION BY SECTOR AS OF DECEMBER 31, 2021	PERCENT OF TOTAL INVESTMENTS

Health Care	26.5%
Information Technology	22.7
Industrials	18.2
Consumer Discretionary	15.9
Financials	3.8
Consumer Staples	3.0
Communication Services	1.9
Real Estate	1.8
Materials	0.1
Short-Term Investments	6.1

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	7

JPMorgan Small Cap Growth Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	July 1, 1991
With Sales Charge**		(11.68)%	(10.99)%	21.16%	16.38%
Without Sales Charge		(6.79)	(6.06)	22.46	17.01
CLASS C SHARES	November 4, 1997
With CDSC***		(7.96)	(7.45)	21.86	16.54
Without CDSC		(6.96)	(6.45)	21.86	16.54
CLASS I SHARES	March 26, 1996	(6.66)	(5.80)	22.78	17.31
CLASS L SHARES	February 19, 2005	(6.56)	(5.64)	22.96	17.48
CLASS R2 SHARES	November 3, 2008	(6.87)	(6.26)	22.17	16.73
CLASS R3 SHARES	July 31, 2017	(6.77)	(6.04)	22.46	17.01
CLASS R4 SHARES	July 31, 2017	(6.65)	(5.79)	22.78	17.31
CLASS R5 SHARES	September 9, 2016	(6.55)	(5.63)	22.97	17.48
CLASS R6 SHARES	November 30, 2010	(6.53)	(5.56)	23.08	17.60

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/11 TO 12/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R3 Shares prior to their inception date are based on the performance of Class A Shares. Prior performance for Class R3 Shares has been adjusted to reflect the differences in expenses between classes.

Returns for Class R4 Shares prior to their inception date are based on the performance of Class I Shares. Prior performance for Class R4 Shares has been adjusted to reflect the differences in expenses between classes.

Returns for Class R5 Shares prior to their inception date are based on the performance of Class L Shares. The actual returns for Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Class L Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Small Cap Growth Fund and the Russell 2000 Growth Index from December 31, 2011 to December 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Russell 2000 Growth

Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 2000 Growth Index is an unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.

Class A Shares have a $1,000 minimum initial investment and carry a 5.25% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

JPMorgan Small Cap Sustainable Leaders Fund(1)

(formerly known as JPMorgan Small Cap Core Fund)

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class R5 Shares)*	(5.72)%
Russell 2000 Index	(2.31)%

Net Assets as of 12/31/2021 (In Thousands)	$298,848

INVESTMENT OBJECTIVE**

The JPMorgan Small Cap Sustainable Leaders Fund (the “Fund”) seeks capital growth over the long term.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class R5 Shares underperformed the Russell 2000 Index (the “Benchmark”) for the six months ended December 31, 2021.

The Fund’s security selection in the information technology and consumer discretionary sectors was a leading detractor from relative performance, while the Fund’s security selection in the health care and financials sectors was a leading contributor to performance relative to the Benchmark.

Leading individual detractors from relative performance included the Fund’s overweight positions in TPI Composites, Inc., Schrodinger, Inc. and Zymergen, Inc. Shares of TPI Composites, a manufacturer of wind turbine blades, fell after the company reported a wider-than-expected loss for the third quarter of 2021 and amid investor concerns about supply chain bottlenecks. Shares of Schrodinger, a supplier of pharmaceutical research software, fell after the company reported lower-than-expected earnings and revenue for the third quarter of 2021. Shares of Zymergen, a specialty chemicals manufacturer, fell in early August 2021 after the company issued a weaker-than-expected revenue forecast and its chief executive resigned.

Leading individual contributors to relative performance included the Fund’s overweight positions in Arena Pharmaceuticals, Inc. and AMN Healthcare Services, Inc., and its out-of-Benchmark position in Sarepta Therapeutics, Inc. Shares of Arena Pharmaceuticals, a biopharmaceuticals developer, rose after the company agreed to be acquired by Pfizer Inc. for an estimated $6.7 billion. Shares of AMN Healthcare Services, a provider of hospitals and health care staffing company, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2021. Shares of Sarepta Therapeutics, a biopharmaceuticals developer, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2021 and raised its forecast for sales of its muscular dystrophy treatment.

HOW WAS THE FUND POSITIONED?

In accordance with its investment process, the Fund’s portfolio managers take limited sector bets and construct the Fund so that stock selection is typically the primary driver of the Fund’s relative performance versus the Benchmark. The Fund’s portfolio managers employ a bottom-up approach to stock selection, using quantitative screening and proprietary analysis to construct a portfolio of companies that they believe are attractively valued and possess strong momentum. During the reporting period, the Fund was managed and positioned in accordance with this investment process.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF DECEMBER 31, 2021		PERCENT OF TOTAL INVESTMENTS

1.	WESCO International, Inc.	2.5%
2.	AAON, Inc.	2.3
3.	AZEK Co., Inc. (The)	2.2
4.	Zions Bancorp NA	2.1
5.	Darling Ingredients, Inc.	2.1
6.	Signature Bank	2.0
7.	Customers Bancorp, Inc.	2.0
8.	American States Water Co.	1.9
9.	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1.9
10.	AMN Healthcare Services, Inc.	1.8

PORTFOLIO COMPOSITION BY SECTOR AS OF DECEMBER 31, 2021	PERCENT OF TOTAL INVESTMENTS

Industrials	21.0%
Health Care	15.2
Financials	14.7
Consumer Discretionary	13.2
Information Technology	9.4
Real Estate	7.0
Consumer Staples	5.3
Materials	3.0
Utilities	2.2
Communication Services	2.2
Energy	1.0
Short-Term Investments	5.8

(1)	On July 1, 2021, the Small Cap Core Fund was renamed, but its investment objective remained unchanged.
*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	9

JPMorgan Small Cap Sustainable Leaders Fund

(formerly known as JPMorgan Small Cap Core Fund)

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR

CLASS A SHARES	May 31, 2016
With Sales Charge**		(10.88)%	6.54%	8.58%	12.38%
Without Sales Charge		(5.95)	12.43	9.76	12.99
CLASS C SHARES	May 31, 2016
With CDSC***		(7.17)	10.89	9.22	12.67
Without CDSC		(6.17)	11.89	9.22	12.67
CLASS I SHARES	January 3, 2017	(5.82)	12.72	10.03	13.16
CLASS R2 SHARES	July 31, 2017	(6.06)	12.16	9.48	12.48
CLASS R3 SHARES	July 31, 2017	(5.95)	12.42	9.75	12.76
CLASS R4 SHARES	July 31, 2017	(5.82)	12.73	10.04	13.05
CLASS R5 SHARES	January 1, 1997	(5.72)	12.93	10.25	13.27
CLASS R6 SHARES	May 31, 2016	(5.70)	12.99	10.31	13.30

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/11 TO 12/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class A, Class C, Class I, Class R2, Class R3, Class R4 and Class R6 Shares prior to their inception dates are based on the performance of Class R5 Shares. The actual returns of Class A, Class C, Class I, Class R2, Class R3 and Class R4 Shares would have been lower than those shown because these classes have higher expenses than Class R5 Shares. The actual returns of the Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan Small Cap Sustainable Leaders Fund and the Russell 2000 Index from December 31, 2011 to December 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 2000 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 2000 Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.

Class R5 Shares have no minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

JPMorgan Small Cap Value Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	3.27%
Russell 2000 Value Index	1.24%

Net Assets as of 12/31/2021 (In Thousands)	$1,550,740

INVESTMENT OBJECTIVE**

The JPMorgan Small Cap Value Fund (the “Fund”) seeks long-term capital growth primarily by investing in equity securities of small-capitalization companies.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares outperformed the Russell 2000 Value Index (the “Benchmark”) for the six months ended December 31, 2021.

The Fund’s security selection in the consumer discretionary and health care sectors was a leading contributor to performance relative to the Benchmark, while the Fund’s security selection in the consumer staples and industrials sectors was a leading detractor from relative performance.

Leading individual contributors to relative performance included the Fund’s overweight positions in ArcBest Corp., Arena Pharmaceuticals, Inc. and Echo Global Logistics, Inc. Shares of ArcBest, a logistics and transport company, rose after the company reported better-than-expected earnings for the third quarter of 2021. Shares of Arena Pharmaceuticals, a biopharmaceuticals developer, rose after the company agreed to be acquired by Pfizer Inc. for an estimated $6.7 billion. Shares of Echo Global Logistics, a supply chain management company, rose ahead of its acquisition by Jordan Co. for an estimated $5 billion.

Leading individual detractors from relative performance included the Fund’s underweight position in Avis Budget Group, Inc., its overweight positions in AMC Entertainment Holdings, Inc. and ManTech International Corp. Shares of Avis Budget Group, an auto rental chain, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2021 and indicated it would increase purchases of electric vehicles. Shares of AMC Entertainment Holdings, an owner/operator of movie theaters, fell amid investor expectations that the resurgence of the pandemic in late 2021 would lead to renewed social restrictions. Shares of ManTech International, a provider of technology and software to the defense industry, fell after the company reported lower-than-expected revenue for the third quarter of 2021.

HOW WAS THE FUND POSITIONED?

In accordance with its investment process, the Fund’s portfolio managers take limited sector bets and construct the Fund so that stock selection is typically the primary driver of the Fund’s relative performance versus the Benchmark. The Fund’s portfolio managers use a quantitative ranking methodology to identify stocks in each sector that, in their view, trade at attractive levels. Through bottom-up fundamental research, they seek companies that they believe have attractive valuations, exhibit high earnings quality and have management teams that make effective capital deployment decisions. During the reporting period, the Fund was managed and positioned in accordance with this investment process.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF DECEMBER 31, 2021		PERCENT OF TOTAL INVESTMENTS

1.	Tri Pointe Homes, Inc.	1.2%
2.	Allscripts Healthcare Solutions, Inc.	1.0
3.	EMCOR Group, Inc.	1.0
4.	CIT Group, Inc.	0.9
5.	ArcBest Corp.	0.9
6.	Ovintiv, Inc.	0.9
7.	New Jersey Resources Corp.	0.8
8.	BellRing Brands, Inc., Class A	0.8
9.	American States Water Co.	0.8
10.	AMC Entertainment Holdings, Inc., Class A	0.8

PORTFOLIO COMPOSITION BY SECTOR AS OF DECEMBER 31, 2021	PERCENT OF TOTAL INVESTMENTS

Financials	24.9%
Industrials	15.4
Health Care	10.2
Real Estate	10.1
Information Technology	6.1
Consumer Discretionary	6.0
Energy	5.5
Materials	4.4
Utilities	3.8
Communication Services	3.7
Consumer Staples	2.7
Short-Term Investments	7.2

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	11

JPMorgan Small Cap Value Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR

CLASS A SHARES	January 27, 1995
With Sales Charge**		(2.28)%	25.34%	6.81%	10.97%
Without Sales Charge		3.14	32.31	7.97	11.57
CLASS C SHARES	March 22, 1999
With CDSC***		1.93	30.71	7.43	11.06
Without CDSC		2.93	31.71	7.43	11.06
CLASS I SHARES	January 27, 1995	3.27	32.63	8.25	11.86
CLASS R2 SHARES	November 3, 2008	3.01	31.98	7.70	11.29
CLASS R3 SHARES	September 9, 2016	3.16	32.36	7.98	11.57
CLASS R4 SHARES	September 9, 2016	3.30	32.67	8.24	11.84
CLASS R5 SHARES	May 15, 2006	3.36	32.85	8.40	11.98
CLASS R6 SHARES	February 22, 2005	3.41	33.00	8.51	12.09

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/11 TO 12/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R3 Shares prior to their inception date are based on the performance of Class A Shares. Prior performance for Class R3 Shares has been adjusted to reflect the differences in expenses between classes.

Returns for Class R4 Shares prior to their inception date are based on the performance of Class I Shares. Prior performance for Class R4 Shares has been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Small Cap Value Fund and the Russell 2000 Value Index from December 31, 2011 to December 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 2000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 2000 Value Index is an unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

12	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

JPMorgan SMID Cap Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	9.33%
Russell 2500 Index	1.04%

Net Assets as of 12/31/21 (In Thousands)	$400,876

INVESTMENT OBJECTIVE**

The JPMorgan SMID Cap Equity Fund (the “Fund”) seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.

INVESTMENT PROCESS

The Fund employs a fundamental bottom-up investment process to invest in a diversified portfolio of small to mid-cap stocks — similar to those in the Russell 2500 Index — and seeks to invest in companies with leading competitive advantages, predictable and durable business models and sustainable free cash flows.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares outperformed the Russell 2500 Index (the “Benchmark”) for the six months ended December 31, 2021.

Relative to the Benchmark, the Fund’s security selection in the health care and financials sectors was a leading contributor to performance, while the Fund’s security selection in the materials sector and its underweight position in the energy sector, where it had no holdings, were leading detractors from performance.

Leading individual contributors to performance relative to the Benchmark included the Fund’s overweight positions in WillScot Mobile Mini Holdings Corp., Kinsale Capital Group, Inc. and BJ’s Wholesale Club Holdings, Inc. Shares of WillScot Mini Mobile Holdings, a storage and moving company, rose after the company reported better-than-expected earnings for the third quarter of 2021. Shares of Kinsale Capital Group, a property and casualty insurer, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2021. Shares of BJ’s Wholesale Club Holdings, a membership retail chain, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2021.

Leading individual detractors from performance relative to the Benchmark included the Fund’s overweight positions in Wex, Inc., Q2 Holdings, Inc. and Lamb Weston Holdings, Inc. Shares of Wex, an employee benefits and corporate fleet gas card provider, fell amid investor disappointment with the company’s third quarter earnings. Shares of Q2 Holdings, a digital banking provider, fell after the company reported lower-than-expected earnings for both the second and third quarters of 2021. Shares of Lamb Weston Holdings, a frozen foods and dairy products provider, fell amid increased costs and reported lower-than-expected results for the company’s fiscal first quarter of 2021.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers employ a fundamental bottom-up investment process that seeks to invest in companies that they believe are undervalued, have leading competitive positions and predictable and durable business models. As a result of this process, the Fund’s largest allocations during the period were to the industrials and financials sectors and the smallest allocations were to the energy and communications services sectors.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF DECEMBER 31, 2021		PERCENT OF TOTAL INVESTMENTS

1.	WillScot Mobile Mini Holdings Corp.	1.8%
2.	Molina Healthcare, Inc.	1.7
3.	Toro Co. (The)	1.7
4.	Waste Connections, Inc.	1.6
5.	LPL Financial Holdings, Inc.	1.6
6.	Pool Corp.	1.6
7.	LKQ Corp.	1.6
8.	Lincoln Electric Holdings, Inc.	1.5
9.	SS&C Technologies Holdings, Inc.	1.5
10.	Signature Bank	1.4

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	13

JPMorgan SMID Cap Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited) (continued)

PORTFOLIO COMPOSITION BY SECTOR AS OF DECEMBER 31, 2021	PERCENT OF TOTAL INVESTMENTS

Industrials	24.9%
Financials	17.6
Information Technology	15.0
Health Care	12.4
Consumer Discretionary	10.9
Real Estate	6.8
Consumer Staples	5.6
Materials	3.7
Utilities	1.1
Short-Term Investments	2.0

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

14	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	May 1, 1992
With Sales Charge**		3.44%	16.56%	10.65%	12.53%
Without Sales Charge		9.17	23.03	11.85	13.14
CLASS C SHARES	March 22, 1999
With CDSC***		7.90	21.47	11.28	12.61
Without CDSC		8.90	22.47	11.28	12.61
CLASS I SHARES	June 1, 1991	9.33	23.33	12.12	13.42
CLASS R3 SHARES	September 9, 2016	9.19	23.02	11.85	13.14
CLASS R4 SHARES	September 9, 2016	9.38	23.40	12.12	13.42
CLASS R6 SHARES	November 2, 2015	9.50	23.70	12.41	13.60

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/11 TO 12/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R3 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns for Class R3 Shares would have been similar to those shown because Class R3 Shares have similar expenses to those of Class A Shares.

Returns for Class R4 and Class R6 Shares prior to their inception dates are based on the performance of Class I Shares. The actual returns for Class R4 Shares would have been similar to those shown for Class I Shares because Class R4 Shares have similar expenses to Class I Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan SMID Cap Equity Fund and the Russell 2500 Index from December 31, 2011 to December 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 2500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Effective November 1, 2020, the Fund changed its investment strategies. The Fund’s past performance would have been different if the Fund were managed using the current strategies. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	15

JPMorgan U.S. Small Company Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class L Shares)*	3.00%
Russell 2000 Index	(2.31)%

Net Assets as of 12/31/2021 (In Thousands)	$1,119,369

INVESTMENT OBJECTIVE**

The JPMorgan U.S. Small Company Fund (the “Fund”) seeks to provide high total return from a portfolio of small company stocks.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class L Shares outperformed the Russell 2000 Index (the “Benchmark”) for the six months ended December 31, 2021.

The Fund’s security selection in the health care and consumer discretionary sectors was a leading contributor to performance relative to the Benchmark, while the Fund’s security selection in the consumer staples and communication services sectors was a leading detractor from relative performance.

Leading individual contributors to relative performance included the Fund’s overweight positions in Herc Holdings, Inc., ArcBest Corp. and Tri Pointe Homes, Inc. Shares of Herc Holdings, an equipment rental supplier, rose after the company raised its cash flow forecast for the full year 2021 and after it reported better-than-expected earnings for the third quarter of 2021. Shares of ArcBest, a logistics and transport company, rose after the company reported better-than-expected earnings for the third quarter of 2021. Shares of Tri Pointe Homes, a homebuilder, rose after the company reported better-than-expected earnings and revenue for both the second and third quarters of 2021.

Leading individual detractors from relative performance included the Fund’s overweight positions in Cardiovascular Systems, Inc., ManTech International Corp. and Liberty TripAdvisor Holdings, Inc. Shares of Cardiovascular Systems, a medical device manufacturer, fell after the company reported lower-than-expected earnings and revenue for its fiscal first quarter and issued a voluntary recall of one of its products. Shares of ManTech International, a provider of technology and software to the defense industry, fell after the company reported lower-than-expected revenue for the third quarter of 2021. Shares of Liberty TripAdvisor Holdings, an online advertising and hospitality commerce business, fell amid investor expectations that a resurgence in the pandemic in late 2021 would curb consumer and business travel.

HOW WAS THE FUND POSITIONED?

In accordance with its investment process, the Fund’s portfolio managers take limited sector bets and construct the Fund so that stock selection is typically the primary driver of the Fund’s performance relative to the Benchmark. The Fund’s portfolio managers use a quantitative ranking methodology to identify stocks in each sector that, in their view, trade at attractive levels. Through bottom-up fundamental research, they seek companies that they believe have attractive valuations, exhibit high earnings quality and have management teams that make effective capital deployment decisions. During the reporting period, the Fund was managed and positioned in accordance with this investment process.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF DECEMBER 31, 2021		PERCENT OF TOTAL INVESTMENTS

1.	Option Care Health, Inc.	1.3%
2.	Tri Pointe Homes, Inc.	1.3
3.	Verint Systems, Inc.	1.3
4.	UniFirst Corp.	1.1
5.	Allscripts Healthcare Solutions, Inc.	1.0
6.	Tetra Tech, Inc.	1.0
7.	Perficient, Inc.	0.9
8.	NuVasive, Inc.	0.9
9.	John Wiley & Sons, Inc., Class A	0.9
10.	American States Water Co.	0.8

PORTFOLIO COMPOSITION BY SECTOR AS OF DECEMBER 31, 2021	PERCENT OF TOTAL INVESTMENTS

Health Care	17.0%
Industrials	15.8
Financials	14.5
Information Technology	13.3
Consumer Discretionary	8.6
Real Estate	6.1
Communication Services	3.7
Materials	3.6
Consumer Staples	3.2
Energy	3.2
Utilities	1.8
Short-Term Investments	9.2

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

16	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	November 1, 2007
With Sales Charge**		(2.56)%	15.54%	9.45%	12.82%
Without Sales Charge		2.83	21.94	10.64	13.43
CLASS C SHARES	November 1, 2007
With CDSC***		1.55	20.33	10.08	12.97
Without CDSC		2.55	21.33	10.08	12.97
CLASS I SHARES	September 10, 2001	2.91	22.19	10.92	13.71
CLASS L SHARES	November 4, 1993	3.00	22.38	11.10	13.90
CLASS R2 SHARES	November 1, 2011	2.67	21.62	10.36	13.14
CLASS R3 SHARES	September 9, 2016	2.80	21.90	10.64	13.43
CLASS R4 SHARES	September 9, 2016	2.92	22.18	10.90	13.71
CLASS R5 SHARES	September 9, 2016	3.03	22.40	11.09	13.90
CLASS R6 SHARES	November 1, 2011	3.09	22.53	11.21	14.00

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/11 TO 12/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R4 Shares prior to their inception date are based on the performance of the Class I Shares. The actual returns for Class R4 Shares would have been similar to those shown because Class R4 Shares have similar expenses to Class I Shares.

Returns for Class R3 shares prior to their inception date are based on the performance of the Class A Shares. The actual returns for Class R3 Shares would have been similar to those shown because Class R3 Shares have similar expenses to Class A Shares.

Returns for Class R5 Shares prior to their inception date are based on the performance of the Class L Shares. The actual returns of Class R5 Shares would have been similar to those shown because Class R5 Shares have similar expenses to Class L Shares.

The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan U.S. Small Company Fund and the Russell 2000 Index from December 31, 2011 to December 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 2000 Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 2000 Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.

Class L Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	17

JPMorgan Small Cap Blend Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.5%

Aerospace & Defense — 0.4%

Hexcel Corp. *	96	4,995

Airlines — 0.1%
Frontier Group Holdings, Inc. *	127	1,727

Auto Components — 0.7%
Fox Factory Holding Corp. *	32	5,375
Patrick Industries, Inc. (a)	45	3,617

		8,992

Automobiles — 0.3%
Winnebago Industries, Inc. (a)	54	4,051

Banks — 10.8%
BancFirst Corp.	95	6,703
Camden National Corp.	155	7,453
City Holding Co.	64	5,264
Columbia Banking System, Inc.	300	9,816
Community Trust Bancorp, Inc.	155	6,749
Cullen/Frost Bankers, Inc.	35	4,354
First Busey Corp.	380	10,305
First Commonwealth Financial Corp.	502	8,075
First Financial Bancorp	157	3,819
First Financial Bankshares, Inc.	125	6,330
First Hawaiian, Inc.	103	2,821
First Merchants Corp.	181	7,563
Heritage Commerce Corp.	516	6,159
Independent Bank Corp.	103	8,411
Independent Bank Corp.	392	9,357
Lakeland Bancorp, Inc. (a)	459	8,718
Pinnacle Financial Partners, Inc. (a)	45	4,321
Simmons First National Corp., Class A	256	7,559
SouthState Corp.	110	8,812
Trustmark Corp.	196	6,363

		138,952

Beverages — 0.4%
Primo Water Corp.	310	5,457

Biotechnology — 6.3%
ACADIA Pharmaceuticals, Inc. *	108	2,512
ADC Therapeutics SA (Switzerland) * (a)	109	2,211
Alector, Inc. *	95	1,968
Allogene Therapeutics, Inc. *	73	1,092
Amicus Therapeutics, Inc. *	395	4,558
Apellis Pharmaceuticals, Inc. * (a)	48	2,250
Arrowhead Pharmaceuticals, Inc. *	85	5,641
Atara Biotherapeutics, Inc. *	194	3,051
Avrobio, Inc. *	139	533
Biohaven Pharmaceutical Holding Co. Ltd. *	44	6,103
Blueprint Medicines Corp. *	59	6,321
Bridgebio Pharma, Inc. * (a)	65	1,088
Coherus Biosciences, Inc. * (a)	216	3,450
Fate Therapeutics, Inc. *	43	2,503
G1 Therapeutics, Inc. * (a)	110	1,120
Halozyme Therapeutics, Inc. *	179	7,178

INVESTMENTS	SHARES (000)	VALUE ($000)

Biotechnology — continued
Heron Therapeutics, Inc. * (a)	317	2,895
Kronos Bio, Inc. * (a)	69	932
Natera, Inc. *	56	5,245
PMV Pharmaceuticals, Inc. * (a)	85	1,975
REGENXBIO, Inc. *	124	4,047
Relay Therapeutics, Inc. *	106	3,268
REVOLUTION Medicines, Inc. * (a)	58	1,471
Rubius Therapeutics, Inc. * (a)	134	1,295
Sage Therapeutics, Inc. *	43	1,843
Sana Biotechnology, Inc. * (a)	61	947
Twist Bioscience Corp. *	54	4,193
Verve Therapeutics, Inc. * (a)	46	1,680

		81,370

Building Products — 3.2%
Advanced Drainage Systems, Inc.	54	7,340
AZEK Co., Inc. (The) * (a)	136	6,306
Carlisle Cos., Inc.	27	6,758
CSW Industrials, Inc.	50	6,043
Simpson Manufacturing Co., Inc.	49	6,825
UFP Industries, Inc.	84	7,729

		41,001

Capital Markets — 1.9%
Evercore, Inc., Class A	26	3,493
Focus Financial Partners, Inc., Class A *	106	6,341
LPL Financial Holdings, Inc.	47	7,524
Virtus Investment Partners, Inc.	26	7,663

		25,021

Chemicals — 3.4%
Chase Corp.	70	6,969
Diversey Holdings Ltd. *	500	6,655
Hawkins, Inc.	230	9,075
HB Fuller Co.	106	8,607
Innospec, Inc.	67	6,058
Stepan Co.	52	6,411
Zymergen, Inc. * (a)	57	384

		44,159

Commercial Services & Supplies — 1.4%
ACV Auctions, Inc., Class A * (a)	117	2,212
Brady Corp., Class A	159	8,577
Kimball International, Inc., Class B	233	2,380
MSA Safety, Inc.	36	5,371

		18,540

Communications Equipment — 0.8%
Ciena Corp. *	57	4,392
Viavi Solutions, Inc. *	300	5,286

		9,678

Construction & Engineering — 0.7%
Comfort Systems USA, Inc.	90	8,905

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc. *	18	2,298

Diversified Telecommunication Services — 1.1%
Iridium Communications, Inc. *	155	6,400
Radius Global Infrastructure, Inc. *	450	7,245

		13,645

Electric Utilities — 0.2%
Portland General Electric Co.	59	3,144

Electrical Equipment — 1.7%
Bloom Energy Corp., Class A * (a)	156	3,414
Fluence Energy, Inc. *	102	3,619
Regal Rexnord Corp.	45	7,658
Shoals Technologies Group, Inc., Class A *	127	3,093
Vertiv Holdings Co.	168	4,200

		21,984

Electronic Equipment, Instruments & Components — 2.6%
II-VI, Inc. *	98	6,703
Insight Enterprises, Inc. *	60	6,396
Itron, Inc. *	45	3,108
Littelfuse, Inc.	24	7,625
Plexus Corp. *	50	4,795
TTM Technologies, Inc. *	350	5,215

		33,842

Equity Real Estate Investment Trusts (REITs) — 7.6%
Agree Realty Corp.	70	4,995
American Campus Communities, Inc.	110	6,302
American Homes 4 Rent, Class A	170	7,414
Centerspace	57	6,293
CubeSmart	66	3,761
Highwoods Properties, Inc.	110	4,905
JBG SMITH Properties	200	5,742
Kite Realty Group Trust	177	3,851
Plymouth Industrial REIT, Inc. (a)	248	7,924
Rayonier, Inc. (a)	154	6,202
Rexford Industrial Realty, Inc.	105	8,517
RLJ Lodging Trust	550	7,662
Sunstone Hotel Investors, Inc. *	800	9,383
Terreno Realty Corp.	173	14,779

		97,730

Food & Staples Retailing — 1.0%
Grocery Outlet Holding Corp. * (a)	103	2,901
Performance Food Group Co. *	213	9,766

		12,667

Food Products — 1.1%
Flowers Foods, Inc.	230	6,317
Freshpet, Inc. *	41	3,936
J&J Snack Foods Corp.	26	4,075

		14,328

INVESTMENTS	SHARES (000)	VALUE ($000)

Gas Utilities — 1.3%
Chesapeake Utilities Corp.	35	5,073
ONE Gas, Inc.	85	6,595
Southwest Gas Holdings, Inc.	64	4,471

		16,139

Health Care Equipment & Supplies — 3.1%
CONMED Corp. (a)	38	5,438
Figs, Inc., Class A *	63	1,734
iRhythm Technologies, Inc. *	61	7,217
Nevro Corp. *	38	3,093
NuVasive, Inc. *	91	4,773
Outset Medical, Inc. *	99	4,554
Shockwave Medical, Inc. *	40	7,105
Sight Sciences, Inc. * (a)	61	1,080
Utah Medical Products, Inc. (a)	45	4,500

		39,494

Health Care Providers & Services — 2.9%
Acadia Healthcare Co., Inc. *	78	4,741
Accolade, Inc. *	106	2,805
Amedisys, Inc. *	18	2,940
Cano Health, Inc. * (a)	152	1,352
Encompass Health Corp.	95	6,200
Ensign Group, Inc. (The) (a)	55	4,583
ModivCare, Inc. *	37	5,487
Patterson Cos., Inc.	300	8,804

		36,912

Health Care Technology — 0.4%
Evolent Health, Inc., Class A *	169	4,678

Hotels, Restaurants & Leisure — 3.9%
Boyd Gaming Corp. *	87	5,690
Cracker Barrel Old Country Store, Inc.	40	5,146
El Pollo Loco Holdings, Inc. *	220	3,122
Everi Holdings, Inc. *	280	5,985
Jack in the Box, Inc.	60	5,249
Life Time Group Holdings, Inc. * (a)	187	3,224
Marriott Vacations Worldwide Corp.	31	5,203
Planet Fitness, Inc., Class A *	77	6,972
Six Flags Entertainment Corp. *	90	3,853
Texas Roadhouse, Inc.	71	6,346

		50,790

Household Durables — 2.4%
Helen of Troy Ltd. * (a)	31	7,550
Hooker Furnishings Corp.	150	3,492
La-Z-Boy, Inc.	110	3,994
M/I Homes, Inc. *	62	3,853
MDC Holdings, Inc.	67	3,737
Sonos, Inc. *	157	4,687
Tri Pointe Homes, Inc. *	141	3,934

		31,247

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	19

JPMorgan Small Cap Blend Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Insurance — 1.9%
Lemonade, Inc. * (a)	12	518
Safety Insurance Group, Inc.	129	10,965
Selective Insurance Group, Inc.	110	9,013
Universal Insurance Holdings, Inc.	225	3,825

		24,321

Interactive Media & Services — 0.6%
Bumble, Inc., Class A *	96	3,241
Eventbrite, Inc., Class A * (a)	207	3,613
MediaAlpha, Inc., Class A *	64	984

		7,838

Internet & Direct Marketing Retail — 0.6%
Global-e Online Ltd. (Israel) * (a)	50	3,143
RealReal, Inc. (The) * (a)	188	2,187
Xometry, Inc., Class A * (a)	53	2,707

		8,037

IT Services — 2.6%
CSG Systems International, Inc.	95	5,474
DigitalOcean Holdings, Inc. * (a)	94	7,514
ExlService Holdings, Inc. *	12	1,804
Globant SA*	25	7,732
LiveRamp Holdings, Inc. *	60	2,874
Rackspace Technology, Inc. * (a)	310	4,176
Remitly Global, Inc. *	44	902
Repay Holdings Corp. *	157	2,865

		33,341

Leisure Products — 0.8%
Hayward Holdings, Inc. * (a)	283	7,430
Johnson Outdoors, Inc., Class A	24	2,286

		9,716

Life Sciences Tools & Services — 0.3%
Berkeley Lights, Inc. * (a)	50	907
Personalis, Inc. * (a)	111	1,581
Rapid Micro Biosystems, Inc., Class A *	76	805
Seer, Inc. * (a)	39	900

		4,193

Machinery — 5.2%
Alamo Group, Inc.	50	7,359
Altra Industrial Motion Corp.	77	3,991
Hillenbrand, Inc.	180	9,358
ITT, Inc.	139	14,214
John Bean Technologies Corp.	45	6,881
Kadant, Inc.	35	8,100
Lincoln Electric Holdings, Inc.	41	5,735
Mueller Industries, Inc.	150	8,904
Watts Water Technologies, Inc., Class A	15	2,913

		67,455

INVESTMENTS	SHARES (000)	VALUE ($000)

Media — 1.0%
Cardlytics, Inc. *	42	2,792
Gray Television, Inc.	470	9,475

		12,267

Metals & Mining — 0.6%
Alcoa Corp.	90	5,362
Warrior Met Coal, Inc.	100	2,571

		7,933

Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Ares Commercial Real Estate Corp.	400	5,816
Ladder Capital Corp.	500	5,995

		11,811

Multi-Utilities — 0.4%
Unitil Corp.	100	4,599

Oil, Gas & Consumable Fuels — 2.2%
CNX Resources Corp. *	301	4,145
Delek US Holdings, Inc. *	120	1,804
Equitrans Midstream Corp.	289	2,985
Matador Resources Co.	270	9,968
PDC Energy, Inc.	201	9,785

		28,687

Personal Products — 0.6%
Inter Parfums, Inc.	70	7,452

Pharmaceuticals — 0.6%
Arvinas, Inc. *	58	4,763
Revance Therapeutics, Inc. *	180	2,944

		7,707

Professional Services — 0.7%
ASGN, Inc. *	29	3,533
CBIZ, Inc. *	103	4,015
ManTech International Corp., Class A	28	2,075

		9,623

Road & Rail — 1.2%
Marten Transport Ltd.	361	6,197
Saia, Inc. *	29	9,796

		15,993

Semiconductors & Semiconductor Equipment — 3.0%
Cohu, Inc. *	125	4,761
FormFactor, Inc. *	125	5,715
MKS Instruments, Inc.	46	7,974
Rambus, Inc. * (a)	220	6,466
Semtech Corp. *	65	5,742
SolarEdge Technologies, Inc. *	13	3,764
Wolfspeed, Inc. * (a)	44	4,895

		39,317

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Software — 4.4%
Anaplan, Inc. *	91	4,167
Blackline, Inc. *	53	5,490
CyberArk Software Ltd. *	44	7,657
Digital Turbine, Inc. * (a)	79	4,844
Duck Creek Technologies, Inc. *	106	3,185
Elastic NV *	22	2,736
Envestnet, Inc. *	65	5,186
Everbridge, Inc. *	48	3,236
JFrog Ltd. (Israel)*	69	2,049
New Relic, Inc. *	14	1,542
Paycor HCM, Inc. * (a)	156	4,494
Q2 Holdings, Inc. *	35	2,807
Smartsheet, Inc., Class A *	92	7,145
Vertex, Inc., Class A *	138	2,190

		56,728

Specialty Retail — 2.7%
Floor & Decor Holdings, Inc., Class A *	31	3,993
Group 1 Automotive, Inc.	36	7,049
Lithia Motors, Inc., Class A	12	3,669
National Vision Holdings, Inc. *	151	7,232
Petco Health & Wellness Co., Inc. * (a)	231	4,569
Sleep Number Corp. *	46	3,557
Urban Outfitters, Inc. *	160	4,698

		34,767

Technology Hardware, Storage & Peripherals — 0.3%
Super Micro Computer, Inc. *	100	4,395

Textiles, Apparel & Luxury Goods — 1.8%
Kontoor Brands, Inc.	136	6,955
Movado Group, Inc.	139	5,826
Oxford Industries, Inc. (a)	50	5,076
Steven Madden Ltd.	120	5,576

		23,433

Thrifts & Mortgage Finance — 2.4%
PennyMac Financial Services, Inc.	108	7,559
Premier Financial Corp.	268	8,291
Radian Group, Inc.	288	6,082
WSFS Financial Corp.	175	8,790

		30,722

Trading Companies & Distributors — 3.5%
Applied Industrial Technologies, Inc.	149	15,325
Beacon Roofing Supply, Inc. * (a)	110	6,309
GMS, Inc. * (a)	100	6,011
McGrath RentCorp	95	7,625
Rush Enterprises, Inc., Class A	89	4,926
SiteOne Landscape Supply, Inc. *	19	4,500

		44,696

INVESTMENTS	SHARES (000)	VALUE ($000)

Water Utilities — 0.3%

American States Water Co.	40	4,127

Total Common Stocks (Cost $1,014,811)		1,270,904

	NO. OF RIGHTS (000)
Rights — 0.0% (b)

Biotechnology — 0.0% (b)
Clementia Pharmaceuticals, Inc. (France) * ‡ (Cost $—)	51	—	(c)

	SHARES (000)
Short-Term Investments — 5.7%

Investment Companies — 1.4%

JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (d) (e) (Cost $18,582)	18,578	18,585

Investment of Cash Collateral from Securities Loaned — 4.3%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (d) (e)	46,002	45,993

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (d) (e)	8,656	8,656

Total Investment of Cash Collateral from Securities Loaned (Cost $54,653)		54,649

Total Short-Term Investments (Cost $73,235)		73,234

Total Investments — 104.2% (Cost $1,088,046)		1,344,138
Liabilities in Excess of Other Assets — (4.2)%		(54,089)

NET ASSETS — 100.0%		1,290,049

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at December 31, 2021. The total value of securities on loan at December 31, 2021 is $53,036.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Amount rounds to less than one thousand.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of December 31, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	21

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.2%

Airlines — 0.7%
Alaska Air Group, Inc. *	1,016	52,956

Auto Components — 1.4%
LCI Industries	714	111,278

Automobiles — 0.8%
Thor Industries, Inc.	603	62,568

Banks — 8.8%
BankUnited, Inc.	2,016	85,301
Commerce Bancshares, Inc. (a)	1,043	71,678
Cullen/Frost Bankers, Inc.	574	72,356
First Financial Bancorp	2,741	66,823
First Hawaiian, Inc.	3,151	86,106
First Horizon Corp.	5,663	92,474
Signature Bank	203	65,581
Western Alliance Bancorp	882	94,998
Wintrust Financial Corp.	982	89,197

		724,514

Beverages — 1.2%
Primo Water Corp.	5,402	95,232

Capital Markets — 5.2%
AssetMark Financial Holdings, Inc. *	1,465	38,409
Focus Financial Partners, Inc., Class A *	1,432	85,519
Lazard Ltd., Class A	1,676	73,137
Moelis & Co., Class A	1,069	66,816
Morningstar, Inc.	236	80,659
StepStone Group, Inc., Class A	1,861	77,373

		421,913

Chemicals — 2.9%
Diversey Holdings Ltd. *	3,192	42,489
Ecovyst, Inc.	2,903	29,728
Quaker Chemical Corp. (a)	381	88,023
Valvoline, Inc.	1,933	72,075

		232,315

Commercial Services & Supplies — 8.1%
Brady Corp., Class A (a)	1,451	78,210
Casella Waste Systems, Inc., Class A *	1,322	112,905
Driven Brands Holdings, Inc. *	2,159	72,581
IAA, Inc. *	1,999	101,180
MSA Safety, Inc.	758	114,456
Ritchie Bros Auctioneers, Inc. (Canada)	822	50,285
Stericycle, Inc. * (a)	1,307	77,924
UniFirst Corp.	243	51,132

		658,673

Construction & Engineering — 2.1%
WillScot Mobile Mini Holdings Corp. *	4,101	167,487

Containers & Packaging — 2.2%
AptarGroup, Inc.	1,160	142,096
Pactiv Evergreen, Inc. (a)	2,966	37,615

		179,711

INVESTMENTS	SHARES (000)	VALUE ($000)

Diversified Consumer Services — 1.0%
Bright Horizons Family Solutions, Inc. *	666	83,793

Electric Utilities — 1.1%
Portland General Electric Co.	1,663	87,988

Electronic Equipment, Instruments & Components — 2.7%
Badger Meter, Inc.	578	61,626
nLight, Inc. * (a)	2,090	50,067
Novanta, Inc. * (a)	617	108,777

		220,470

Equity Real Estate Investment Trusts (REITs) — 6.5%
American Campus Communities, Inc.	1,574	90,180
CubeSmart	1,521	86,588
EastGroup Properties, Inc.	580	132,264
National Retail Properties, Inc.	2,133	102,535
Outfront Media, Inc.	2,554	68,495
Ryman Hospitality Properties, Inc. *	570	52,379

		532,441

Food & Staples Retailing — 4.4%
BJ’s Wholesale Club Holdings, Inc. * (a)	1,926	129,016
Casey’s General Stores, Inc. (a)	426	84,098
Performance Food Group Co. *	3,087	141,651

		354,765

Food Products — 0.7%
Utz Brands, Inc. (a)	3,333	53,154

Health Care Equipment & Supplies — 4.0%
Envista Holdings Corp. *	2,031	91,511
ICU Medical, Inc. *	538	127,624
Neogen Corp. * (a)	699	31,727
Ortho Clinical Diagnostics Holdings plc *	3,491	74,664

		325,526

Health Care Providers & Services — 5.8%
Agiliti, Inc. * (a)	3,082	71,385
Chemed Corp.	196	103,556
Covetrus, Inc. * (a)	3,271	65,327
Encompass Health Corp.	1,673	109,151
HealthEquity, Inc. *	1,462	64,694
Progyny, Inc. *	1,164	58,619

		472,732

Health Care Technology — 1.1%
Certara, Inc. * (a)	2,112	60,035
Definitive Healthcare Corp. * (a)	933	25,497

		85,532

Hotels, Restaurants & Leisure — 2.6%
Monarch Casino & Resort, Inc. *	505	37,347
Planet Fitness, Inc., Class A *	922	83,512
Wendy’s Co. (The)	3,727	88,884

		209,743

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Insurance — 2.8%
Kinsale Capital Group, Inc.	522	124,140
RLI Corp.	940	105,392

		229,532

Internet & Direct Marketing Retail — 0.3%
Xometry, Inc., Class A * (a)	532	27,264

IT Services — 1.2%
WEX, Inc. *	677	95,059

Leisure Products — 3.5%
Acushnet Holdings Corp.	1,459	77,467
Brunswick Corp.	1,219	122,795
Hayward Holdings, Inc. * (a)	3,325	87,214

		287,476

Life Sciences Tools & Services — 1.5%
Syneos Health, Inc. * (a)	1,226	125,899

Machinery — 7.8%
Altra Industrial Motion Corp.	1,379	71,120
Douglas Dynamics, Inc.	996	38,899
Gates Industrial Corp. plc *	3,019	48,032
Hillman Solutions Corp. * (a)	3,957	42,538
Lincoln Electric Holdings, Inc.	918	128,087
RBC Bearings, Inc. *	511	103,263
Toro Co. (The)	1,152	115,080
Woodward, Inc.	796	87,088

		634,107

Multi-Utilities — 1.0%
NorthWestern Corp. (a)	1,480	84,578

Professional Services — 0.5%
First Advantage Corp. * (a)	2,326	44,286

Real Estate Management & Development — 0.9%
Cushman & Wakefield plc * (a)	3,204	71,268

Road & Rail — 2.2%
Knight-Swift Transportation Holdings, Inc.	1,520	92,626
Landstar System, Inc.	488	87,335

		179,961

Semiconductors & Semiconductor Equipment — 3.5%
Allegro MicroSystems, Inc. (Japan) * (a)	2,214	80,113
CMC Materials, Inc. (a)	495	94,968
Power Integrations, Inc.	1,203	111,781

		286,862

Software — 5.7%
Aspen Technology, Inc. *	432	65,684
Cerence, Inc. *	166	12,696
Clearwater Analytics Holdings, Inc., Class A * (a)	1,500	34,467
Duck Creek Technologies, Inc. * (a)	1,189	35,815
Envestnet, Inc. *	970	76,923
Guidewire Software, Inc. *	715	81,143

INVESTMENTS	SHARES (000)	VALUE ($000)

Software — continued
nCino, Inc. * (a)	660	36,193
Paycor HCM, Inc. * (a)	1,062	30,608
Q2 Holdings, Inc. * (a)	1,128	89,571

		463,100

Specialty Retail — 1.3%
Leslie’s, Inc. * (a)	2,549	60,307
National Vision Holdings, Inc. *	1,014	48,647

		108,954

Textiles, Apparel & Luxury Goods — 0.7%
Carter’s, Inc. (a)	585	59,229

Trading Companies & Distributors — 1.0%
Applied Industrial Technologies, Inc. (a)	813	83,450

Total Common Stocks (Cost $4,846,084)		7,913,816

Short-Term Investments — 4.9%

Investment Companies — 2.9%

JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (b) (c) (Cost $238,213)	238,147	238,242

Investment of Cash Collateral from Securities Loaned — 2.0%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (b) (c)	132,038	132,012

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c)	29,154	29,154

Total Investment of Cash Collateral from Securities Loaned (Cost $161,174)		161,166

Total Short-Term Investments (Cost $399,387)		399,408

Total Investments — 102.1% (Cost $5,245,471)		8,313,224
Liabilities in Excess of Other Assets — (2.1)%		(170,342)

NET ASSETS — 100.0%		8,142,882

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at December 31, 2021. The total value of securities on loan at December 31, 2021 is $158,685.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2021.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	23

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.1%

Aerospace & Defense — 1.0%
Hexcel Corp. * (a)	1,104	57,164

Airlines — 0.4%
Frontier Group Holdings, Inc. *	1,968	26,703

Auto Components — 1.0%
Fox Factory Holding Corp. *	362	61,522

Automobiles — 0.8%
Winnebago Industries, Inc. (a)	618	46,304

Banks — 2.1%
First Financial Bankshares, Inc.	1,449	73,664
Pinnacle Financial Partners, Inc. (a)	518	49,423

		123,087

Biotechnology — 15.6%
ACADIA Pharmaceuticals, Inc. *	1,227	28,629
ADC Therapeutics SA (Switzerland) * (a)	1,247	25,194
Alector, Inc. * (a)	1,086	22,421
Allogene Therapeutics, Inc. * (a)	828	12,353
Amicus Therapeutics, Inc. *	4,515	52,153
Apellis Pharmaceuticals, Inc. * (a)	542	25,641
Arrowhead Pharmaceuticals, Inc. *	974	64,599
Atara Biotherapeutics, Inc. *	2,211	34,843
Avrobio, Inc. *	1,586	6,105
Biohaven Pharmaceutical Holding Co. Ltd. * (a)	507	69,889
Blueprint Medicines Corp. * (a)	676	72,411
Bridgebio Pharma, Inc. * (a)	745	12,419
Coherus Biosciences, Inc. * (a)	2,471	39,445
Fate Therapeutics, Inc. * (a)	488	28,567
G1 Therapeutics, Inc. * (a)	1,242	12,680
Halozyme Therapeutics, Inc. *	2,046	82,256
Heron Therapeutics, Inc. * (a)	3,621	33,059
Kronos Bio, Inc. * (a)	775	10,529
Natera, Inc. *	643	60,044
PMV Pharmaceuticals, Inc. * (a)	978	22,581
REGENXBIO, Inc. *	1,419	46,406
Relay Therapeutics, Inc. * (a)	1,216	37,338
REVOLUTION Medicines, Inc. * (a)	663	16,694
Rubius Therapeutics, Inc. * (a)	1,518	14,693
Sage Therapeutics, Inc. *	493	20,962
Sana Biotechnology, Inc. * (a)	690	10,685
Twist Bioscience Corp. * (a)	620	47,981
Verve Therapeutics, Inc. * (a)	518	19,115

		929,692

Building Products — 5.2%
Advanced Drainage Systems, Inc.	618	84,096
AZEK Co., Inc. (The) * (a)	1,562	72,219
Carlisle Cos., Inc.	312	77,413
Simpson Manufacturing Co., Inc.	562	78,189

		311,917

INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — 1.9%
Evercore, Inc., Class A	298	40,428
Focus Financial Partners, Inc., Class A *	1,216	72,632

		113,060

Chemicals — 0.1%
Zymergen, Inc. * (a)	839	5,612

Commercial Services & Supplies — 1.5%
ACV Auctions, Inc., Class A * (a)	1,338	25,200
MSA Safety, Inc.	407	61,478

		86,678

Communications Equipment — 0.8%
Ciena Corp. *	653	50,247

Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc. *	208	26,185

Electrical Equipment — 2.8%
Bloom Energy Corp., Class A * (a)	1,779	39,010
Fluence Energy, Inc. * (a)	1,163	41,346
Shoals Technologies Group, Inc., Class A *	1,454	35,334
Vertiv Holdings Co.	1,924	48,037

		163,727

Electronic Equipment, Instruments & Components — 3.4%
II-VI, Inc. * (a)	1,124	76,797
Itron, Inc. * (a)	518	35,490
Littelfuse, Inc.	278	87,371

		199,658

Equity Real Estate Investment Trusts (REITs) — 1.9%
CubeSmart	756	42,998
Terreno Realty Corp.	839	71,585

		114,583

Food & Staples Retailing — 2.4%
Grocery Outlet Holding Corp. * (a)	1,171	33,124
Performance Food Group Co. * (a)	2,440	111,962

		145,086

Food Products — 0.8%
Freshpet, Inc. * (a)	472	45,008

Health Care Equipment & Supplies — 6.7%
CONMED Corp. (a)	439	62,259
Figs, Inc., Class A * (a)	715	19,702
iRhythm Technologies, Inc. * (a)	703	82,683
Nevro Corp. *	436	35,335
NuVasive, Inc. *	1,041	54,614
Outset Medical, Inc. *	1,130	52,099
Shockwave Medical, Inc. *	457	81,412
Sight Sciences, Inc. * (a)	695	12,216

		400,320

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc. *	894	54,247
Accolade, Inc. * (a)	1,219	32,137
Amedisys, Inc. *	207	33,563
Cano Health, Inc. * (a)	1,721	15,330

		135,277

Health Care Technology — 0.9%
Evolent Health, Inc., Class A *	1,934	53,525

Hotels, Restaurants & Leisure — 6.0%
Boyd Gaming Corp. *	994	65,150
Life Time Group Holdings, Inc. * (a)	2,140	36,824
Marriott Vacations Worldwide Corp.	352	59,552
Planet Fitness, Inc., Class A *	882	79,876
Six Flags Entertainment Corp. *	1,035	44,060
Texas Roadhouse, Inc.	814	72,685

		358,147

Household Durables — 3.1%
Helen of Troy Ltd. * (a)	354	86,524
Sonos, Inc. *	1,800	53,641
Tri Pointe Homes, Inc. * (a)	1,613	44,975

		185,140

Insurance — 0.1%
Lemonade, Inc. * (a)	141	5,918

Interactive Media & Services — 1.5%
Bumble, Inc., Class A *	1,094	37,028
Eventbrite, Inc., Class A * (a)	2,368	41,290
MediaAlpha, Inc., Class A * (a)	719	11,101

		89,419

Internet & Direct Marketing Retail — 1.6%
Global-e Online Ltd. (Israel) * (a)	566	35,891
RealReal, Inc. (The) * (a)	2,146	24,913
Xometry, Inc., Class A * (a)	649	33,243

		94,047

IT Services — 4.6%
DigitalOcean Holdings, Inc. * (a)	1,072	86,106
ExlService Holdings, Inc. *	142	20,547
Globant SA*	282	88,584
LiveRamp Holdings, Inc. *	684	32,813
Remitly Global, Inc. * (a)	492	10,154
Repay Holdings Corp. * (a)	1,790	32,708

		270,912

Life Sciences Tools & Services — 0.9%
Berkeley Lights, Inc. * (a)	563	10,239
Personalis, Inc. * (a)	1,572	22,434
Rapid Micro Biosystems, Inc., Class A *	957	10,185
Seer, Inc. * (a)	445	10,146

		53,004

INVESTMENTS	SHARES (000)	VALUE ($000)

Machinery — 2.8%
ITT, Inc.	867	88,625
John Bean Technologies Corp.	513	78,830

		167,455

Media — 0.5%
Cardlytics, Inc. * (a)	482	31,861

Pharmaceuticals — 1.5%
Arvinas, Inc. *	664	54,501
Revance Therapeutics, Inc. * (a)	2,250	36,724

		91,225

Professional Services — 0.4%
ManTech International Corp., Class A	324	23,624

Road & Rail — 1.9%
Saia, Inc. *	333	112,313

Semiconductors & Semiconductor Equipment — 4.3%
MKS Instruments, Inc.	525	91,376
Semtech Corp. *	739	65,744
SolarEdge Technologies, Inc. *	153	43,039
Wolfspeed, Inc. *	501	56,014

		256,173

Software — 10.9%
Anaplan, Inc. *	1,040	47,666
Blackline, Inc. * (a)	607	62,858
CyberArk Software Ltd. * (a)	506	87,747
Digital Turbine, Inc. * (a)	909	55,431
Duck Creek Technologies, Inc. *	1,208	36,382
Elastic NV*	254	31,219
Envestnet, Inc. *	757	60,030
Everbridge, Inc. * (a)	549	36,981
JFrog Ltd. (Israel)*	786	23,337
New Relic, Inc. *	159	17,510
Paycor HCM, Inc. * (a)	1,785	51,418
Q2 Holdings, Inc. *	403	32,046
Smartsheet, Inc., Class A *	1,057	81,870
Vertex, Inc., Class A * (a)	1,573	24,970

		649,465

Specialty Retail — 3.8%
Floor & Decor Holdings, Inc., Class A *	351	45,660
Lithia Motors, Inc., Class A	141	41,932
National Vision Holdings, Inc. *	1,782	85,511
Petco Health & Wellness Co., Inc. * (a)	2,642	52,277

		225,380

Trading Companies & Distributors — 3.2%
Applied Industrial Technologies, Inc.	831	85,352
Rush Enterprises, Inc., Class A	1,013	56,367
SiteOne Landscape Supply, Inc. *	212	51,464

		193,183

Total Common Stocks (Cost $4,401,363)		5,902,621

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	25

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	NO. OF RIGHTS (000)	VALUE ($000)
Rights — 0.0% (b)

Biotechnology — 0.0% (b)

Clementia Pharmaceuticals, Inc. (France) * ‡ (Cost $—)	927	—	(c)

	SHARES (000)
Short-Term Investments — 6.5%

Investment Companies — 1.1%

JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (d) (e) (Cost $66,210)	66,184	66,211

Investment of Cash Collateral from Securities Loaned — 5.4%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (d) (e)	247,284	247,234

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (d) (e)	70,454	70,454

Total Investment of Cash Collateral from Securities Loaned (Cost $317,705)		317,688

Total Short-Term Investments (Cost $383,915)		383,899

Total Investments — 105.6% (Cost $4,785,278)		6,286,520
Liabilities in Excess of Other Assets — (5.6)%		(334,794)

NET ASSETS — 100.0%		5,951,726

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at December 31, 2021. The total value of securities on loan at December 31, 2021 is $311,873.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Amount rounds to less than one thousand.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of December 31, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

JPMorgan Small Cap Sustainable Leaders Fund

(formerly known as JPMorgan Small Cap Core Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.1%

Aerospace & Defense — 1.5%
Maxar Technologies, Inc.	148	4,371

Auto Components — 1.5%
Visteon Corp. *	40	4,390

Banks — 10.7%
Amalgamated Financial Corp.	223	3,736
Customers Bancorp, Inc. *	94	6,157
Hilltop Holdings, Inc.	101	3,546
Signature Bank	20	6,329
Synovus Financial Corp.	109	5,230
Zions Bancorp NA	106	6,680

		31,678

Biotechnology — 6.4%
Arena Pharmaceuticals, Inc. *	24	2,251
Fate Therapeutics, Inc. *	51	2,993
Halozyme Therapeutics, Inc. *	134	5,405
Natera, Inc. *	37	3,494
Sarepta Therapeutics, Inc. *	57	5,111

		19,254

Building Products — 5.7%
AAON, Inc. (a)	93	7,353
Advanced Drainage Systems, Inc.	21	2,866
AZEK Co., Inc. (The)*	147	6,783

		17,002

Capital Markets — 1.2%
Federated Hermes, Inc.	99	3,719

Chemicals — 1.4%
Avient Corp.	65	3,631
Zymergen, Inc. * (a)	61	411

		4,042

Commercial Services & Supplies — 4.9%
ABM Industries, Inc.	39	1,583
Interface, Inc.	197	3,143
MillerKnoll, Inc.	142	5,576
Tetra Tech, Inc.	26	4,436

		14,738

Diversified Consumer Services — 1.2%
Coursera, Inc. *	147	3,593

Electrical Equipment — 2.3%
Acuity Brands, Inc.	8	1,715
Bloom Energy Corp., Class A *	45	993
Fluence Energy, Inc. *	70	2,475
FuelCell Energy, Inc. * (a)	123	640
TPI Composites, Inc. *	80	1,190

		7,013

Electronic Equipment, Instruments & Components — 2.6%
Badger Meter, Inc.	33	3,471

INVESTMENTS	SHARES (000)	VALUE ($000)

Electronic Equipment, Instruments & Components — continued
Itron, Inc. *	61	4,159

		7,630

Equity Real Estate Investment Trusts (REITs) — 6.0%
Alexander & Baldwin, Inc.	132	3,321
Hudson Pacific Properties, Inc.	55	1,361
Kilroy Realty Corp. (a)	54	3,620
Paramount Group, Inc.	354	2,949
Rayonier, Inc. (a)	84	3,406
Rexford Industrial Realty, Inc.	40	3,277

		17,934

Food & Staples Retailing — 2.5%
Sprouts Farmers Market, Inc. *	129	3,817
United Natural Foods, Inc. *	75	3,669

		7,486

Food Products — 2.8%
AppHarvest, Inc. * (a)	128	496
Darling Ingredients, Inc. *	95	6,562
Vital Farms, Inc. * (a)	69	1,245

		8,303

Health Care Equipment & Supplies — 1.0%
Shockwave Medical, Inc. *	16	2,871

Health Care Providers & Services — 5.1%
AMN Healthcare Services, Inc. *	46	5,631
Encompass Health Corp.	59	3,831
HealthEquity, Inc. *	72	3,196
Progyny, Inc. *	53	2,655

		15,313

Health Care Technology — 2.8%
Allscripts Healthcare Solutions, Inc. *	284	5,238
Schrodinger, Inc. * (a)	89	3,116

		8,354

Household Durables — 3.1%
KB Home	118	5,267
Sonos, Inc. *	135	4,033

		9,300

Independent Power and Renewable Electricity Producers — 0.3%
Sunnova Energy International, Inc. *	36	1,018

Insurance — 1.6%
CNO Financial Group, Inc.	194	4,614
Lemonade, Inc. * (a)	7	290

		4,904

Interactive Media & Services — 2.3%
Bumble, Inc., Class A *	109	3,702
Yelp, Inc. *	88	3,188

		6,890

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	27

JPMorgan Small Cap Sustainable Leaders Fund

(formerly known as JPMorgan Small Cap Core Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Internet & Direct Marketing Retail — 0.4%
ThredUp, Inc., Class A * (a)	103	1,309

IT Services — 0.0% (b)
BM Technologies, Inc. * (a)	6	58

Life Sciences Tools & Services — 0.6%
Singular Genomics Systems, Inc. *	156	1,801

Machinery — 1.9%
AGCO Corp.	23	2,692
Lindsay Corp.	19	2,941

		5,633

Metals & Mining — 1.8%
Schnitzer Steel Industries, Inc., Class A	102	5,283

Mortgage Real Estate Investment Trusts (REITs) — 2.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	111	5,888

Oil, Gas & Consumable Fuels — 1.0%
Clean Energy Fuels Corp. * (a)	94	579
Renewable Energy Group, Inc. * (a)	59	2,510

		3,089

Personal Products — 0.3%
Honest Co., Inc. (The) *	120	974

Professional Services — 3.1%
Huron Consulting Group, Inc. *	95	4,725
ICF International, Inc. (a)	44	4,561

		9,286

Real Estate Management & Development — 1.4%
Cushman & Wakefield plc *	183	4,067

Semiconductors & Semiconductor Equipment — 3.7%
Azenta, Inc.	20	2,070
Power Integrations, Inc.	35	3,295
SunPower Corp. * (a)	184	3,832
Wolfspeed, Inc. *	18	2,001

		11,198

Software — 3.6%
Everbridge, Inc. *	24	1,608
NCR Corp. *	102	4,080
Q2 Holdings, Inc. *	63	5,032

		10,720

Specialty Retail — 1.6%
Warby Parker, Inc., Class A * (a)	104	4,847

Textiles, Apparel & Luxury Goods — 6.1%
Allbirds, Inc., Class A * (a)	75	1,128
Columbia Sportswear Co.	32	3,164
Deckers Outdoor Corp. *	14	5,311
Kontoor Brands, Inc.	86	4,416
Unifi, Inc. *	179	4,136

		18,155

INVESTMENTS	SHARES (000)	VALUE ($000)

Trading Companies & Distributors — 2.7%
WESCO International, Inc. *	60	7,939

Water Utilities — 2.0%
American States Water Co.	58	6,020

Total Common Stocks (Cost $302,854)		296,070

	NO. OF RIGHTS (000)
Rights — 0.0% (b)

Biotechnology — 0.0% (b)

Contra Aduro Biotech I * ‡ (Cost $128)	43	—	(c)

	SHARES (000)
Short-Term Investments — 6.1%

Investment Companies — 0.9%

JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (d) (e) (Cost $2,752)	2,751	2,753

Investment of Cash Collateral from Securities Loaned — 5.2%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (d) (e)	12,096	12,093

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (d) (e)	3,413	3,413

Total Investment of Cash Collateral from Securities Loaned (Cost $15,506)		15,506

Total Short-Term Investments (Cost $18,258)		18,259

Total Investments — 105.2% (Cost $321,240)		314,329
Liabilities in Excess of Other Assets — (5.2)%		(15,481)

NET ASSETS — 100.0%		298,848

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at December 31, 2021. The total value of securities on loan at December 31, 2021 is $14,883.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Amount rounds to less than one thousand.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of December 31, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.6%

Aerospace & Defense — 0.4%
AAR Corp. *	39	1,518
Astronics Corp. *	128	1,535
Moog, Inc., Class A	30	2,445

		5,498

Air Freight & Logistics — 0.9%
Atlas Air Worldwide Holdings, Inc. *	17	1,600
Hub Group, Inc., Class A *	150	12,619

		14,219

Airlines — 0.6%
Hawaiian Holdings, Inc. *	46	841
SkyWest, Inc. *	216	8,481

		9,322

Auto Components — 0.5%
Adient plc * (a)	113	5,395
American Axle & Manufacturing Holdings, Inc. *	44	411
Dana, Inc.	113	2,579

		8,385

Banks — 16.3%
1st Source Corp.	54	2,683
American National Bankshares, Inc.	12	452
Associated Banc-Corp.	353	7,974
Atlantic Capital Bancshares, Inc. *	38	1,102
Atlantic Union Bankshares Corp.	4	164
Banner Corp.	21	1,274
Brookline Bancorp, Inc.	225	3,638
Bryn Mawr Bank Corp.	15	693
Business First Bancshares, Inc.	80	2,253
Byline Bancorp, Inc. (a)	98	2,689
Cadence Bank	143	4,259
Cathay General Bancorp (a)	292	12,537
Central Pacific Financial Corp.	224	6,316
CIT Group, Inc.	297	15,254
City Holding Co.	32	2,634
Columbia Banking System, Inc.	113	3,694
Community Bank System, Inc.	63	4,707
Community Trust Bancorp, Inc.	89	3,884
ConnectOne Bancorp, Inc.	85	2,774
Customers Bancorp, Inc. *	56	3,674
CVB Financial Corp.	126	2,687
Eastern Bankshares, Inc.	256	5,170
Enterprise Financial Services Corp.	106	4,987
Equity Bancshares, Inc., Class A	36	1,215
Farmers National Banc Corp.	55	1,022
Financial Institutions, Inc. (a)	35	1,107
First Bancorp	15	695
First Bancshares, Inc. (The)	22	834
First Commonwealth Financial Corp.	482	7,759
First Community Bankshares, Inc.	30	1,009
First Financial Corp.	10	466
First Hawaiian, Inc.	47	1,295

INVESTMENTS	SHARES (000)	VALUE ($000)

Banks — continued
First Interstate BancSystem, Inc., Class A (a)	34	1,365
First Merchants Corp.	110	4,625
First Midwest Bancorp, Inc.	285	5,845
Flushing Financial Corp.	73	1,781
Fulton Financial Corp. (a)	188	3,188
Glacier Bancorp, Inc.	71	4,048
Great Southern Bancorp, Inc. (a)	18	1,078
Great Western Bancorp, Inc.	97	3,287
Hancock Whitney Corp.	58	2,877
Hilltop Holdings, Inc.	236	8,304
Home BancShares, Inc.	265	6,462
HomeStreet, Inc.	70	3,661
HomeTrust Bancshares, Inc.	80	2,472
Hope Bancorp, Inc.	778	11,443
Independent Bank Corp.	28	659
Independent Bank Corp.	43	3,466
Independent Bank Group, Inc. (a)	38	2,742
Investors Bancorp, Inc.	487	7,377
Mercantile Bank Corp.	9	329
Meta Financial Group, Inc.	35	2,076
Nicolet Bankshares, Inc. *	9	806
OceanFirst Financial Corp.	98	2,182
OFG Bancorp (Puerto Rico)	52	1,381
Old National Bancorp	329	5,960
Origin Bancorp, Inc.	17	738
Pacific Premier Bancorp, Inc.	51	2,026
Peoples Bancorp, Inc.	25	779
Pinnacle Financial Partners, Inc.	25	2,349
Preferred Bank	9	632
QCR Holdings, Inc.	25	1,394
RBB Bancorp	19	503
Renasant Corp.	7	277
Republic Bancorp, Inc., Class A	15	752
Sandy Spring Bancorp, Inc.	78	3,769
Simmons First National Corp., Class A	85	2,502
Tompkins Financial Corp. (a)	11	928
TriState Capital Holdings, Inc. *	13	390
Trustmark Corp.	226	7,326
UMB Financial Corp.	112	11,832
United Community Banks, Inc.	86	3,080
Valley National Bancorp	126	1,732
Veritex Holdings, Inc.	44	1,730
Washington Trust Bancorp, Inc.	19	1,065
Webster Financial Corp.	56	3,110
WesBanco, Inc.	24	847
Westamerica BanCorp	82	4,751

		250,827

Biotechnology — 5.0%
2seventy bio, Inc. * (a)	67	1,726
89bio, Inc. * (a)	67	880
Akebia Therapeutics, Inc. * (a)	1,233	2,786
Allovir, Inc. * (a)	149	1,931
Arcus Biosciences, Inc. * (a)	136	5,494

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	29

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Biotechnology — continued
Arena Pharmaceuticals, Inc. *	57	5,316
Bluebird Bio, Inc. * (a)	202	2,017
Eagle Pharmaceuticals, Inc. *	86	4,359
Enanta Pharmaceuticals, Inc. *	14	1,069
Epizyme, Inc. *	96	241
Fate Therapeutics, Inc. *	71	4,160
Frequency Therapeutics, Inc. *	323	1,655
Iovance Biotherapeutics, Inc. *	98	1,869
Lexicon Pharmaceuticals, Inc. * (a)	643	2,533
Lyell Immunopharma, Inc. * (a)	250	1,936
NexImmune, Inc. * (a)	149	686
Nuvalent, Inc., Class A * (a)	221	4,216
Protagonist Therapeutics, Inc. *	234	7,996
Prothena Corp. plc (Ireland) *	109	5,375
Rallybio Corp. * (a)	186	1,777
REGENXBIO, Inc. *	228	7,446
Travere Therapeutics, Inc. *	285	8,834
Turning Point Therapeutics, Inc. *	76	3,625

		77,927

Building Products — 0.3%
Cornerstone Building Brands, Inc. *	70	1,217
Quanex Building Products Corp. (a)	68	1,678
UFP Industries, Inc.	26	2,374

		5,269

Capital Markets — 1.4%
AssetMark Financial Holdings, Inc. *	61	1,609
Blucora, Inc. *	68	1,169
Cowen, Inc., Class A (a)	83	3,004
Donnelley Financial Solutions, Inc. *	49	2,286
Federated Hermes, Inc.	78	2,935
Piper Sandler Cos.	19	3,374
Stifel Financial Corp.	62	4,387
Virtus Investment Partners, Inc.	10	2,852

		21,616

Chemicals — 2.1%
AdvanSix, Inc.	63	2,953
Avient Corp.	113	6,339
Ecovyst, Inc.	58	594
FutureFuel Corp.	111	846
HB Fuller Co. (a)	54	4,390
Koppers Holdings, Inc. *	61	1,919
Minerals Technologies, Inc.	65	4,784
Orion Engineered Carbons SA (Germany) *	61	1,125
Stepan Co.	19	2,337
Trinseo plc (a)	28	1,448
Tronox Holdings plc, Class A	254	6,099

		32,834

Commercial Services & Supplies — 1.1%
ABM Industries, Inc.	164	6,712
ACCO Brands Corp.	309	2,554

INVESTMENTS	SHARES (000)	VALUE ($000)

Commercial Services & Supplies — continued
Cimpress plc (Ireland) *	5	380
Ennis, Inc. (a)	35	687
Healthcare Services Group, Inc.	83	1,469
Heritage-Crystal Clean, Inc. *	38	1,201
HNI Corp.	33	1,375
Steelcase, Inc., Class A (a)	290	3,393

		17,771

Communications Equipment — 0.9%
ADTRAN, Inc.	47	1,073
Harmonic, Inc. *	415	4,884
NetScout Systems, Inc. *	239	7,909

		13,866

Construction & Engineering — 3.6%
Arcosa, Inc.	52	2,756
Argan, Inc.	158	6,125
Comfort Systems USA, Inc.	44	4,324
EMCOR Group, Inc.	124	15,822
Fluor Corp. *	24	597
Granite Construction, Inc.	207	8,019
MasTec, Inc. *	77	7,087
Matrix Service Co. * (a)	293	2,206
MYR Group, Inc. *	48	5,340
Primoris Services Corp.	88	2,103
Tutor Perini Corp. *	159	1,967

		56,346

Consumer Finance — 1.4%
EZCORP, Inc., Class A * (a)	44	326
FirstCash Holdings, Inc.	28	2,065
Navient Corp. (a)	304	6,453
Nelnet, Inc., Class A	45	4,435
PROG Holdings, Inc. * (a)	179	8,065
Regional Management Corp. (a)	17	954

		22,298

Containers & Packaging — 0.2%
Greif, Inc., Class A	46	2,795
Myers Industries, Inc.	18	360
TriMas Corp.	17	640

		3,795

Diversified Consumer Services — 0.2%
Houghton Mifflin Harcourt Co. *	153	2,457

Diversified Telecommunication Services — 0.5%
EchoStar Corp., Class A *	169	4,453
Liberty Latin America Ltd., Class A (Chile) *	97	1,125
Liberty Latin America Ltd., Class C (Chile) *	187	2,130

		7,708

Electric Utilities — 0.7%
ALLETE, Inc.	16	1,035
IDACORP, Inc.	8	884

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Electric Utilities — continued
Otter Tail Corp.	19	1,321
Portland General Electric Co.	129	6,848
Via Renewables, Inc. (a)	47	537

		10,625

Electrical Equipment — 0.7%
AZZ, Inc.	33	1,836
Fluence Energy, Inc. *	175	6,216
Powell Industries, Inc. (a)	99	2,917

		10,969

Electronic Equipment, Instruments & Components — 3.0%
Belden, Inc.	17	1,131
Benchmark Electronics, Inc. (a)	370	10,016
Knowles Corp. *	371	8,658
OSI Systems, Inc. *	88	8,230
Sanmina Corp. *	108	4,478
ScanSource, Inc. *	165	5,781
TTM Technologies, Inc. *	181	2,689
Vishay Intertechnology, Inc.	227	4,956

		45,939

Energy Equipment & Services — 0.9%
Bristow Group, Inc. * (a)	14	442
ChampionX Corp. *	103	2,080
Helmerich & Payne, Inc.	79	1,875
NexTier Oilfield Solutions, Inc. *	447	1,587
Oceaneering International, Inc. *	173	1,954
Oil States International, Inc. * (a)	160	795
Patterson-UTI Energy, Inc. (a)	323	2,727
ProPetro Holding Corp. *	248	2,006
Solaris Oilfield Infrastructure, Inc., Class A	75	493

		13,959

Entertainment — 0.9%
AMC Entertainment Holdings, Inc., Class A * (a)	469	12,743
Lions Gate Entertainment Corp., Class A * (a)	115	1,907

		14,650

Equity Real Estate Investment Trusts (REITs) — 10.2%
Acadia Realty Trust	18	402
Agree Realty Corp.	115	8,192
Alexander & Baldwin, Inc. (a)	164	4,126
American Assets Trust, Inc.	64	2,398
Apple Hospitality REIT, Inc.	370	5,976
Broadstone Net Lease, Inc. (a)	124	3,065
CareTrust REIT, Inc.	109	2,484
Centerspace (a)	38	4,159
Chatham Lodging Trust *	42	575
City Office REIT, Inc.	158	3,118
Corporate Office Properties Trust	216	6,053
DiamondRock Hospitality Co. *	282	2,709
DigitalBridge Group, Inc. * (a)	322	2,680
Easterly Government Properties, Inc.	83	1,898

INVESTMENTS	SHARES (000)	VALUE ($000)

Equity Real Estate Investment Trusts (REITs) — continued
Essential Properties Realty Trust, Inc.	63	1,819
First Industrial Realty Trust, Inc.	44	2,900
Four Corners Property Trust, Inc.	100	2,953
Getty Realty Corp.	147	4,722
Gladstone Commercial Corp.	156	4,028
Global Medical REIT, Inc.	26	469
Healthcare Realty Trust, Inc.	112	3,528
Highwoods Properties, Inc.	15	664
Independence Realty Trust, Inc. (a)	167	4,311
Innovative Industrial Properties, Inc.	7	1,867
Kite Realty Group Trust	224	4,885
LXP Industrial Trust (a)	568	8,870
NexPoint Residential Trust, Inc.	6	462
Phillips Edison & Co., Inc. (a)	91	3,007
Physicians Realty Trust	244	4,596
Piedmont Office Realty Trust, Inc., Class A	232	4,270
Plymouth Industrial REIT, Inc.	31	992
PotlatchDeltic Corp.	80	4,787
Retail Opportunity Investments Corp.	156	3,063
RLJ Lodging Trust	120	1,671
Ryman Hospitality Properties, Inc. *	13	1,214
Sabra Health Care REIT, Inc.	166	2,253
SITE Centers Corp.	176	2,788
STAG Industrial, Inc.	223	10,704
Summit Hotel Properties, Inc. *	36	349
Sunstone Hotel Investors, Inc. *	343	4,020
Tanger Factory Outlet Centers, Inc. (a)	77	1,481
Terreno Realty Corp.	131	11,138
UMH Properties, Inc.	105	2,859
Urban Edge Properties	90	1,704
Urstadt Biddle Properties, Inc., Class A	39	831
Veris Residential, Inc. *	49	895
Xenia Hotels & Resorts, Inc. *	234	4,229

		156,164

Food & Staples Retailing — 0.7%
Andersons, Inc. (The)	58	2,257
SpartanNash Co.	25	647
Sprouts Farmers Market, Inc. *	212	6,285
United Natural Foods, Inc. *	35	1,718

		10,907

Food Products — 0.7%
Darling Ingredients, Inc. *	127	8,793
Fresh Del Monte Produce, Inc.	36	991
Seneca Foods Corp., Class A *	17	810

		10,594

Gas Utilities — 1.5%
Brookfield Infrastructure Corp., Class A (Canada)	93	6,375
Chesapeake Utilities Corp.	4	539
New Jersey Resources Corp.	329	13,509
Northwest Natural Holding Co.	16	756
Spire, Inc.	25	1,657

		22,836

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	31

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Health Care Equipment & Supplies — 1.3%
AngioDynamics, Inc. *	89	2,441
Bioventus, Inc., Class A * (a)	146	2,110
Integer Holdings Corp. *	72	6,119
Natus Medical, Inc. * (a)	254	6,025
Utah Medical Products, Inc. (a)	17	1,720
Varex Imaging Corp. * (a)	56	1,773

		20,188

Health Care Providers & Services — 1.6%
National HealthCare Corp.	12	842
Option Care Health, Inc. *	381	10,835
Owens & Minor, Inc.	32	1,405
Tenet Healthcare Corp. *	132	10,767
Tivity Health, Inc. * (a)	20	516

		24,365

Health Care Technology — 1.7%
Allscripts Healthcare Solutions, Inc. *	923	17,035
Computer Programs and Systems, Inc. * (a)	15	448
Evolent Health, Inc., Class A *	118	3,260
NextGen Healthcare, Inc. *	312	5,545

		26,288

Hotels, Restaurants & Leisure — 0.4%
Del Taco Restaurants, Inc.	198	2,460
Marriott Vacations Worldwide Corp.	22	3,735

		6,195

Household Durables — 2.4%
Hooker Furnishings Corp.	40	936
Lifetime Brands, Inc.	41	650
Meritage Homes Corp. *	71	8,617
Taylor Morrison Home Corp. *	234	8,195
Tri Pointe Homes, Inc. *	678	18,907

		37,305

Household Products — 0.3%
Central Garden & Pet Co., Class A *	91	4,330

Independent Power and Renewable Electricity Producers — 0.6%
Clearway Energy, Inc.	129	4,312
Clearway Energy, Inc., Class C	128	4,623

		8,935

Insurance — 1.7%
American Equity Investment Life Holding Co.	105	4,071
Argo Group International Holdings Ltd.	58	3,354
CNO Financial Group, Inc.	256	6,110
Employers Holdings, Inc.	29	1,192
RLI Corp.	37	4,114
Selective Insurance Group, Inc.	40	3,286
Stewart Information Services Corp.	44	3,476

		25,603

INVESTMENTS	SHARES (000)	VALUE ($000)

Interactive Media & Services — 0.7%
Cars.com, Inc. *	232	3,731
Liberty TripAdvisor Holdings, Inc., Class A *	780	1,693
QuinStreet, Inc. *	143	2,603
Yelp, Inc. *	95	3,439

		11,466

IT Services — 0.7%
BM Technologies, Inc. * (a)	11	97
CSG Systems International, Inc.	108	6,200
IBEX Holdings Ltd. *	32	418
LiveRamp Holdings, Inc. * (a)	94	4,498

		11,213

Life Sciences Tools & Services — 0.3%
Singular Genomics Systems, Inc. *	373	4,315

Machinery — 2.3%
AGCO Corp.	48	5,534
Altra Industrial Motion Corp.	126	6,509
Barnes Group, Inc.	29	1,356
Douglas Dynamics, Inc.	21	812
EnPro Industries, Inc. (a)	12	1,321
Hillenbrand, Inc.	101	5,256
Manitowoc Co., Inc. (The) *	73	1,353
Meritor, Inc. *	59	1,457
Terex Corp.	100	4,395
Wabash National Corp. (a)	253	4,929
Watts Water Technologies, Inc., Class A	12	2,252

		35,174

Media — 1.8%
AMC Networks, Inc., Class A * (a)	182	6,282
Gray Television, Inc.	329	6,631
Hemisphere Media Group, Inc. *	42	307
John Wiley & Sons, Inc., Class A	183	10,497
Sinclair Broadcast Group, Inc., Class A (a)	132	3,483

		27,200

Metals & Mining — 1.5%
Alcoa Corp.	58	3,438
Arconic Corp. *	111	3,647
Cleveland-Cliffs, Inc. *	147	3,194
Commercial Metals Co.	109	3,962
Hecla Mining Co.	98	511
Materion Corp.	21	1,922
Schnitzer Steel Industries, Inc., Class A	24	1,241
SunCoke Energy, Inc.	280	1,845
United States Steel Corp.	26	619
Warrior Met Coal, Inc.	63	1,625
Worthington Industries, Inc.	26	1,421

		23,425

Mortgage Real Estate Investment Trusts (REITs) — 2.4%
Apollo Commercial Real Estate Finance, Inc.	40	521

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Mortgage Real Estate Investment Trusts (REITs) — continued
Ares Commercial Real Estate Corp.	107	1,560
Blackstone Mortgage Trust, Inc., Class A	187	5,738
Ellington Financial, Inc. (a)	265	4,527
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	80	4,255
KKR Real Estate Finance Trust, Inc. (a)	208	4,328
Ladder Capital Corp.	267	3,195
MFA Financial, Inc.	784	3,574
Ready Capital Corp.	117	1,829
Redwood Trust, Inc.	440	5,798
TPG RE Finance Trust, Inc.	171	2,102

		37,427

Multiline Retail — 0.7%
Macy’s, Inc.	398	10,422

Multi-Utilities — 0.5%
Avista Corp.	68	2,889
Black Hills Corp.	45	3,190
Unitil Corp.	31	1,444

		7,523

Oil, Gas & Consumable Fuels — 4.9%
Antero Resources Corp. *	406	7,105
Arch Resources, Inc. (a)	34	3,114
Berry Corp.	341	2,868
CNX Resources Corp. *	388	5,332
CVR Energy, Inc.	150	2,520
Delek US Holdings, Inc. *	128	1,925
Dorian LPG Ltd.	116	1,466
Falcon Minerals Corp.	253	1,231
Green Plains, Inc. * (a)	126	4,380
Magnolia Oil & Gas Corp., Class A (a)	254	4,789
Oasis Petroleum, Inc.	40	5,014
Ovintiv, Inc.	424	14,295
Par Pacific Holdings, Inc. *	50	825
PDC Energy, Inc.	219	10,692
Range Resources Corp. *	129	2,297
REX American Resources Corp. *	21	2,026
Talos Energy, Inc. *	46	453
Whiting Petroleum Corp. *	41	2,620
World Fuel Services Corp.	108	2,848

		75,800

Paper & Forest Products — 0.8%
Clearwater Paper Corp. *	48	1,756
Glatfelter Corp.	183	3,152
Louisiana-Pacific Corp.	20	1,551
Neenah, Inc.	16	745
Schweitzer-Mauduit International, Inc.	86	2,571
Verso Corp., Class A (a)	76	2,040

		11,815

INVESTMENTS	SHARES (000)	VALUE ($000)

Personal Products — 1.1%
BellRing Brands, Inc., Class A * (a)	454	12,964
Edgewell Personal Care Co.	106	4,841

		17,805

Pharmaceuticals — 0.8%
Cymabay Therapeutics, Inc. *	747	2,526
Intra-Cellular Therapies, Inc. *	54	2,847
Lannett Co., Inc. * (a)	585	948
NGM Biopharmaceuticals, Inc. *	197	3,494
Nuvation Bio, Inc. *	334	2,839

		12,654

Professional Services — 2.5%
Barrett Business Services, Inc.	71	4,898
Heidrick & Struggles International, Inc.	69	3,035
Huron Consulting Group, Inc. *	63	3,124
Insperity, Inc.	5	638
KBR, Inc.	60	2,876
Kelly Services, Inc., Class A	140	2,343
Korn Ferry	93	7,005
ManTech International Corp., Class A	86	6,279
TrueBlue, Inc. *	299	8,276

		38,474

Real Estate Management & Development — 0.5%
Kennedy-Wilson Holdings, Inc.	213	5,082
Realogy Holdings Corp. *	202	3,397

		8,479

Road & Rail — 1.6%
ArcBest Corp.	121	14,513
Avis Budget Group, Inc. *	24	5,039
Covenant Logistics Group, Inc., Class A *	21	566
Heartland Express, Inc.	211	3,549
Werner Enterprises, Inc.	23	1,082

		24,749

Semiconductors & Semiconductor Equipment — 0.3%
Cohu, Inc. *	89	3,390
Veeco Instruments, Inc. *	21	598

		3,988

Software — 1.5%
A10 Networks, Inc.	265	4,400
eGain Corp. *	227	2,267
Marathon Digital Holdings, Inc. * (a)	86	2,826
Ping Identity Holding Corp. *	375	8,574
SecureWorks Corp., Class A *	42	672
Vonage Holdings Corp. *	252	5,231

		23,970

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	33

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Specialty Retail — 1.6%
Abercrombie & Fitch Co., Class A * (a)	27	944
Bed Bath & Beyond, Inc. * (a)	105	1,531
Conn’s, Inc. * (a)	177	4,172
Genesco, Inc. *	22	1,418
ODP Corp. (The) *	104	4,081
Signet Jewelers Ltd.	55	4,804
Sleep Number Corp. *	25	1,892
Sonic Automotive, Inc., Class A (a)	65	3,234
Zumiez, Inc. *	69	3,307

		25,383

Textiles, Apparel & Luxury Goods — 0.5%
G-III Apparel Group Ltd. *	169	4,671
Kontoor Brands, Inc.	26	1,307
Wolverine World Wide, Inc.	85	2,460

		8,438

Thrifts & Mortgage Finance — 3.0%
Axos Financial, Inc. *	81	4,512
Essent Group Ltd. (a)	182	8,297
Kearny Financial Corp.	150	1,986
Luther Burbank Corp.	76	1,067
Merchants Bancorp	11	525
MGIC Investment Corp.	153	2,209
Mr. Cooper Group, Inc. *	82	3,400
NMI Holdings, Inc., Class A *	112	2,445
Northfield Bancorp, Inc.	311	5,032
PennyMac Financial Services, Inc.	53	3,712
Premier Financial Corp.	42	1,298
Radian Group, Inc.	329	6,945
Washington Federal, Inc.	173	5,781

		47,209

Trading Companies & Distributors — 2.1%
Boise Cascade Co.	39	2,784
GMS, Inc. *	126	7,586
Herc Holdings, Inc.	33	5,135
MRC Global, Inc. * (a)	282	1,938
NOW, Inc. *	970	8,281
Titan Machinery, Inc. *	66	2,207
Veritiv Corp. *	38	4,694

		32,625

Water Utilities — 0.8%
American States Water Co.	124	12,796

Total Common Stocks (Cost $1,138,914)		1,512,340

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 7.5%

Investment Companies — 2.5%

JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (b) (c) (Cost $38,104)	38,093	38,108

Investment of Cash Collateral from Securities Loaned — 5.0%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (b) (c)	60,600	60,588

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c)	18,337	18,337

Total Investment of Cash Collateral from Securities Loaned (Cost $78,933)		78,925

Total Short-Term Investments (Cost $117,037)		117,033

Total Investments — 105.1% (Cost $1,255,951)		1,629,373
Liabilities in Excess of Other Assets — (5.1)%		(78,633)

NET ASSETS — 100.0%		1,550,740

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at December 31, 2021. The total value of securities on loan at December 31, 2021 is $75,613.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2021.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

Futures contracts outstanding as of December 31, 2021 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	336	03/2022	USD	37,676	563

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	35

JPMorgan SMID Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.7%

Airlines — 0.7%
Alaska Air Group, Inc. *	52	2,733

Automobiles — 0.9%
Thor Industries, Inc.	35	3,619

Banks — 7.5%
Commerce Bancshares, Inc.	42	2,906
Cullen/Frost Bankers, Inc.	26	3,311
First Horizon Corp.	285	4,662
ServisFirst Bancshares, Inc.	48	4,043
Signature Bank	17	5,605
SVB Financial Group *	7	4,593
Western Alliance Bancorp	48	5,116

		30,236

Building Products — 2.0%
Fortune Brands Home & Security, Inc.	47	5,039
Lennox International, Inc.	10	3,082

		8,121

Capital Markets — 7.5%
FactSet Research Systems, Inc.	10	4,709
Focus Financial Partners, Inc., Class A *	69	4,097
Lazard Ltd., Class A	76	3,307
LPL Financial Holdings, Inc.	40	6,425
Moelis & Co., Class A	55	3,409
Morningstar, Inc.	13	4,296
StepStone Group, Inc., Class A	93	3,856

		30,099

Chemicals — 1.0%
Axalta Coating Systems Ltd. *	127	4,202

Commercial Services & Supplies — 6.1%
Driven Brands Holdings, Inc. *	99	3,327
IAA, Inc. *	82	4,154
MSA Safety, Inc.	28	4,181
Ritchie Bros Auctioneers, Inc. (Canada)	44	2,700
Stericycle, Inc. *	61	3,658
Waste Connections, Inc.	48	6,556

		24,576

Construction & Engineering — 1.8%
WillScot Mobile Mini Holdings Corp. *	181	7,377

Containers & Packaging — 2.6%
AptarGroup, Inc.	43	5,236
Crown Holdings, Inc.	37	4,090
Pactiv Evergreen, Inc.	97	1,234

		10,560

Distributors — 3.2%
LKQ Corp.	106	6,354
Pool Corp.	11	6,400

		12,754

INVESTMENTS	SHARES (000)	VALUE ($000)

Diversified Consumer Services — 1.1%
Bright Horizons Family Solutions, Inc. *	34	4,304

Electrical Equipment — 1.2%
Generac Holdings, Inc. *	14	4,936

Electronic Equipment, Instruments & Components — 1.1%
Cognex Corp.	55	4,279

Equity Real Estate Investment Trusts (REITs) — 6.1%
American Campus Communities, Inc.	72	4,134
CubeSmart	71	4,025
EastGroup Properties, Inc.	20	4,525
Mid-America Apartment Communities, Inc.	19	4,260
National Retail Properties, Inc.	90	4,309
Outfront Media, Inc.	119	3,184

		24,437

Food & Staples Retailing — 3.6%
BJ’s Wholesale Club Holdings, Inc. *	84	5,597
Casey’s General Stores, Inc.	19	3,787
Performance Food Group Co. *	112	5,155

		14,539

Food Products — 1.1%
Lamb Weston Holdings, Inc.	69	4,349

Gas Utilities — 1.1%
Atmos Energy Corp.	42	4,408

Health Care Equipment & Supplies — 3.1%
ICU Medical, Inc. *	16	3,861
Ortho Clinical Diagnostics Holdings plc *	154	3,294
STERIS plc	21	5,162

		12,317

Health Care Providers & Services — 4.4%
Chemed Corp.	8	4,428
Encompass Health Corp.	70	4,579
HealthEquity, Inc. *	49	2,168
Molina Healthcare, Inc. *	21	6,634

		17,809

Health Care Technology — 1.0%
Certara, Inc. *	90	2,562
Definitive Healthcare Corp. *	50	1,370

		3,932

Hotels, Restaurants & Leisure — 3.1%
Planet Fitness, Inc., Class A *	45	4,059
Vail Resorts, Inc.	13	4,140
Wendy’s Co. (The)	169	4,041

		12,240

Household Products — 0.9%
Reynolds Consumer Products, Inc.	114	3,568

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Insurance — 2.6%
Kinsale Capital Group, Inc.	23	5,538
RLI Corp.	42	4,694

		10,232

IT Services — 3.1%
Broadridge Financial Solutions, Inc.	24	4,449
Jack Henry & Associates, Inc.	18	3,033
WEX, Inc. *	36	5,099

		12,581

Leisure Products — 2.0%
Brunswick Corp.	56	5,594
Hayward Holdings, Inc. * (a)	93	2,446

		8,040

Life Sciences Tools & Services — 2.5%
Syneos Health, Inc. *	52	5,366
West Pharmaceutical Services, Inc.	10	4,732

		10,098

Machinery — 9.3%
Douglas Dynamics, Inc.	46	1,790
Hillman Solutions Corp. *	231	2,481
IDEX Corp.	17	4,021
Lincoln Electric Holdings, Inc.	44	6,076
Nordson Corp.	18	4,501
RBC Bearings, Inc. *	20	4,022
Snap-on, Inc.	15	3,173
Toro Co. (The)	66	6,633
Woodward, Inc.	39	4,271

		36,968

Pharmaceuticals — 1.3%
Catalent, Inc. *	41	5,242

Professional Services — 1.2%
TransUnion	40	4,786

Real Estate Management & Development — 0.7%
Cushman & Wakefield plc *	131	2,912

Road & Rail — 2.5%
Knight-Swift Transportation Holdings, Inc.	69	4,235
Landstar System, Inc.	21	3,823
Lyft, Inc., Class A *	44	1,864

		9,922

Semiconductors & Semiconductor Equipment — 2.3%
Allegro MicroSystems, Inc. (Japan) *	60	2,159
CMC Materials, Inc.	21	4,121
Power Integrations, Inc.	31	2,835

		9,115

INVESTMENTS	SHARES (000)	VALUE ($000)

Software — 8.5%
Aspen Technology, Inc. *	11	1,631
Black Knight, Inc. *	62	5,176
Clearwater Analytics Holdings, Inc., Class A*	72	1,645
Envestnet, Inc. *	35	2,810
Guidewire Software, Inc. *	35	4,030
nCino, Inc. *	44	2,389
PTC, Inc. *	20	2,365
Q2 Holdings, Inc. *	51	4,035
SS&C Technologies Holdings, Inc.	71	5,839
Tyler Technologies, Inc. *	8	4,103

		34,023

Textiles, Apparel & Luxury Goods — 0.6%
Carter’s, Inc.	24	2,460

Total Common Stocks (Cost $288,047)		391,774

Short-Term Investments — 2.0%

Investment Companies — 2.0%

JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (b) (c) (Cost $7,808)	7,806	7,809

Investment of Cash Collateral from Securities Loaned — 0.0% (d)

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c) (Cost $159)	159	159

Total Short-Term Investments (Cost $7,967)		7,968

Total Investments — 99.7% (Cost $296,014)		399,742
Other Assets Less Liabilities — 0.3%		1,134

NET ASSETS — 100.0%		400,876

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at December 31, 2021. The total value of securities on loan at December 31, 2021 is $160.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2021.
(d)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	37

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.8%

Aerospace & Defense — 0.3%
AAR Corp. *	36	1,393
Astronics Corp. *	116	1,396
Moog, Inc., Class A	10	806

		3,595

Air Freight & Logistics — 0.2%
Hub Group, Inc., Class A *	22	1,811

Airlines — 0.5%
Allegiant Travel Co. *	11	1,964
SkyWest, Inc. *	104	4,079

		6,043

Auto Components — 0.2%
Goodyear Tire & Rubber Co. (The) *	14	306
Lear Corp.	9	1,665

		1,971

Automobiles — 0.4%
Fisker, Inc. * (a)	278	4,378
Winnebago Industries, Inc. (a)	3	187

		4,565

Banks — 8.1%
1st Source Corp.	17	824
Atlantic Union Bankshares Corp.	14	505
Banner Corp.	53	3,220
Brookline Bancorp, Inc.	199	3,227
Business First Bancshares, Inc.	17	484
Cadence Bank	209	6,220
Cathay General Bancorp	91	3,894
Central Pacific Financial Corp.	83	2,344
CIT Group, Inc.	50	2,541
Columbia Banking System, Inc.	87	2,849
ConnectOne Bancorp, Inc.	47	1,544
CVB Financial Corp.	121	2,591
Eastern Bankshares, Inc.	381	7,675
Enterprise Financial Services Corp.	25	1,168
Equity Bancshares, Inc., Class A	19	655
Financial Institutions, Inc.	7	216
First Bancshares, Inc. (The)	8	290
First Commonwealth Financial Corp.	112	1,802
First Community Bankshares, Inc.	7	241
First Hawaiian, Inc.	38	1,045
First Merchants Corp.	71	2,957
Flushing Financial Corp.	23	556
Glacier Bancorp, Inc.	30	1,718
Great Western Bancorp, Inc.	17	588
Hancock Whitney Corp.	9	435
HarborOne Bancorp, Inc.	30	442
Home BancShares, Inc.	42	1,018
HomeStreet, Inc.	39	2,007
HomeTrust Bancshares, Inc.	38	1,187
Hope Bancorp, Inc.	265	3,903

INVESTMENTS	SHARES (000)	VALUE ($000)

Banks — continued
Independent Bank Corp.	32	759
Independent Bank Corp.	45	3,677
Independent Bank Group, Inc.	14	996
Investors Bancorp, Inc.	75	1,139
Meta Financial Group, Inc.	28	1,694
Nicolet Bankshares, Inc. *	3	214
OceanFirst Financial Corp.	72	1,587
Old National Bancorp	211	3,818
Origin Bancorp, Inc.	7	309
Peoples Bancorp, Inc.	11	334
People’s United Financial, Inc.	37	662
Pinnacle Financial Partners, Inc.	28	2,626
QCR Holdings, Inc.	12	661
RBB Bancorp	8	220
Republic Bancorp, Inc., Class A	4	203
Simmons First National Corp., Class A	22	654
Trustmark Corp.	70	2,283
UMB Financial Corp.	26	2,772
United Community Banks, Inc. (a)	31	1,103
Valley National Bancorp	63	861
Veritex Holdings, Inc.	30	1,189
Webster Financial Corp.	49	2,736
Westamerica BanCorp	32	1,831

		90,474

Biotechnology — 8.1%
2seventy bio, Inc. * (a)	5	136
ACADIA Pharmaceuticals, Inc. *	52	1,211
Akebia Therapeutics, Inc. * (a)	610	1,380
Amicus Therapeutics, Inc. *	492	5,683
Arena Pharmaceuticals, Inc. *	22	2,042
Arrowhead Pharmaceuticals, Inc. *	49	3,255
Atara Biotherapeutics, Inc. *	282	4,448
Athenex, Inc. *	81	111
Beam Therapeutics, Inc. * (a)	29	2,327
Biohaven Pharmaceutical Holding Co. Ltd. *	4	606
Black Diamond Therapeutics, Inc. * (a)	169	900
Bluebird Bio, Inc. * (a)	16	157
Bridgebio Pharma, Inc. * (a)	28	459
Catalyst Pharmaceuticals, Inc. *	651	4,407
Coherus Biosciences, Inc. * (a)	410	6,541
CytomX Therapeutics, Inc. *	251	1,087
Decibel Therapeutics, Inc. * (a)	2	10
Eagle Pharmaceuticals, Inc. *	33	1,692
Eiger BioPharmaceuticals, Inc. * (a)	87	454
Emergent BioSolutions, Inc. *	6	270
Fate Therapeutics, Inc. * (a)	89	5,219
Global Blood Therapeutics, Inc. * (a)	105	3,070
Gritstone bio, Inc. * (a)	15	189
Harpoon Therapeutics, Inc. *	176	1,331
Heron Therapeutics, Inc. * (a)	165	1,508
Homology Medicines, Inc. *	23	82
Insmed, Inc. *	13	354
Intellia Therapeutics, Inc. *	50	5,877

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Biotechnology — continued
Intercept Pharmaceuticals, Inc. * (a)	154	2,514
Ligand Pharmaceuticals, Inc. * (a)	21	3,228
Madrigal Pharmaceuticals, Inc. * (a)	24	2,017
OPKO Health, Inc. * (a)	434	2,089
Puma Biotechnology, Inc. *	115	351
REGENXBIO, Inc. *	79	2,596
Sana Biotechnology, Inc. * (a)	1	20
Sarepta Therapeutics, Inc. *	52	4,678
Sensei Biotherapeutics, Inc. *	135	781
Sigilon Therapeutics, Inc. *	89	245
Sutro Biopharma, Inc. *	14	203
TG Therapeutics, Inc. *	159	3,015
Travere Therapeutics, Inc. *	65	2,027
Turning Point Therapeutics, Inc. *	12	591
Tyra Biosciences, Inc. * (a)	119	1,677
UroGen Pharma Ltd. * (a)	47	444
Vanda Pharmaceuticals, Inc. *	275	4,319
Xencor, Inc. *	150	6,008
Y-mAbs Therapeutics, Inc. *	4	62

		91,671

Building Products — 0.6%
Advanced Drainage Systems, Inc.	4	585
Cornerstone Building Brands, Inc. *	77	1,343
Masonite International Corp. *	4	519
Quanex Building Products Corp.	52	1,284
UFP Industries, Inc.	34	3,091

		6,822

Capital Markets — 1.9%
AssetMark Financial Holdings, Inc. *	29	757
Blucora, Inc. *	136	2,352
Brightsphere Investment Group, Inc.	70	1,791
Cohen & Steers, Inc.	7	657
Cowen, Inc., Class A (a)	51	1,833
Donnelley Financial Solutions, Inc. *	37	1,742
Federated Hermes, Inc.	34	1,274
Focus Financial Partners, Inc., Class A *	65	3,851
Houlihan Lokey, Inc.	3	324
Piper Sandler Cos.	8	1,446
Stifel Financial Corp.	36	2,565
Virtus Investment Partners, Inc.	9	2,763

		21,355

Chemicals — 2.0%
AdvanSix, Inc.	9	439
Avient Corp.	78	4,383
Cabot Corp.	9	483
Ecovyst, Inc.	32	332
FutureFuel Corp.	84	640
HB Fuller Co. (a)	33	2,689
Ingevity Corp. *	43	3,063
Koppers Holdings, Inc. *	20	632
Minerals Technologies, Inc.	30	2,200

INVESTMENTS	SHARES (000)	VALUE ($000)

Chemicals — continued
Orion Engineered Carbons SA (Germany) *	70	1,285
Stepan Co.	7	907
Trinseo plc	23	1,213
Tronox Holdings plc, Class A	121	2,917
Zymergen, Inc. * (a)	147	985

		22,168

Commercial Services & Supplies — 3.5%
ABM Industries, Inc.	117	4,764
Brink’s Co. (The) (a)	14	892
Ennis, Inc. (a)	93	1,826
Healthcare Services Group, Inc.	55	970
Heritage-Crystal Clean, Inc. *	20	634
HNI Corp. (a)	64	2,675
Steelcase, Inc., Class A	197	2,310
Tetra Tech, Inc.	73	12,327
UniFirst Corp.	60	12,708

		39,106

Communications Equipment — 1.2%
Extreme Networks, Inc. *	339	5,321
NetScout Systems, Inc. *	234	7,740

		13,061

Construction & Engineering — 3.6%
Argan, Inc.	100	3,881
Comfort Systems USA, Inc.	81	8,034
EMCOR Group, Inc.	58	7,427
Granite Construction, Inc.	29	1,134
MasTec, Inc. *	90	8,332
MYR Group, Inc. *	71	7,874
Primoris Services Corp.	145	3,487

		40,169

Consumer Finance — 1.0%
Credit Acceptance Corp. *	2	1,152
EZCORP, Inc., Class A * (a)	36	262
FirstCash Holdings, Inc.	17	1,281
Navient Corp. (a)	180	3,826
Nelnet, Inc., Class A	4	391
PROG Holdings, Inc. * (a)	87	3,934
Regional Management Corp. (a)	15	879

		11,725

Containers & Packaging — 0.3%
Graphic Packaging Holding Co.	36	710
Greif, Inc., Class A	33	1,962
Myers Industries, Inc.	11	217

		2,889

Diversified Consumer Services — 0.4%
Coursera, Inc. *	15	363
Houghton Mifflin Harcourt Co. *	143	2,294
Perdoceo Education Corp. *	172	2,022

		4,679

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	39

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Diversified Telecommunication Services — 0.4%
EchoStar Corp., Class A *	156	4,119

Electric Utilities — 0.5%
IDACORP, Inc.	5	578
PNM Resources, Inc.	24	1,076
Portland General Electric Co.	52	2,764
Via Renewables, Inc. (a)	84	964

		5,382

Electrical Equipment — 1.4%
Atkore, Inc. *	63	6,994
AZZ, Inc.	15	807
Fluence Energy, Inc. * (a)	122	4,331
Powell Industries, Inc.	45	1,316
Sunrun, Inc. * (a)	77	2,627

		16,075

Electronic Equipment, Instruments & Components — 3.1%
Benchmark Electronics, Inc. (a)	238	6,456
Fabrinet (Thailand) *	31	3,634
Insight Enterprises, Inc. *	7	736
Kimball Electronics, Inc. *	22	483
Knowles Corp. *	130	3,031
OSI Systems, Inc. *	94	8,776
Sanmina Corp. *	39	1,600
ScanSource, Inc. *	144	5,045
TTM Technologies, Inc. *	102	1,524
Vishay Intertechnology, Inc.	137	2,992

		34,277

Energy Equipment & Services — 0.4%
ChampionX Corp. *	25	503
National Energy Services Reunited Corp. *	42	393
NexTier Oilfield Solutions, Inc. *	272	966
Oceaneering International, Inc. *	21	234
Oil States International, Inc. * (a)	79	393
Patterson-UTI Energy, Inc.	124	1,048
ProPetro Holding Corp. *	100	812
Select Energy Services, Inc., Class A *	43	270

		4,619

Entertainment — 0.8%
AMC Entertainment Holdings, Inc., Class A * (a)	140	3,805
Cinemark Holdings, Inc. *	36	580
Lions Gate Entertainment Corp., Class A *	250	4,164

		8,549

Equity Real Estate Investment Trusts (REITs) — 6.1%
Agree Realty Corp.	34	2,455
Alexander & Baldwin, Inc.	47	1,190
American Assets Trust, Inc.	16	603
Apple Hospitality REIT, Inc.	149	2,405
Broadstone Net Lease, Inc. (a)	58	1,427
CareTrust REIT, Inc.	34	765

INVESTMENTS	SHARES (000)	VALUE ($000)

Equity Real Estate Investment Trusts (REITs) — continued
Centerspace	11	1,187
Chatham Lodging Trust *	11	156
City Office REIT, Inc.	58	1,138
Community Healthcare Trust, Inc.	18	851
Corporate Office Properties Trust	58	1,608
DiamondRock Hospitality Co. *	68	655
DigitalBridge Group, Inc. *	136	1,132
Easterly Government Properties, Inc.	27	626
EastGroup Properties, Inc.	14	3,235
Equity LifeStyle Properties, Inc.	4	324
Essential Properties Realty Trust, Inc.	32	934
First Industrial Realty Trust, Inc.	35	2,337
Four Corners Property Trust, Inc.	73	2,150
Getty Realty Corp.	57	1,829
Gladstone Commercial Corp.	56	1,442
Global Medical REIT, Inc.	6	112
Healthcare Realty Trust, Inc.	47	1,478
Highwoods Properties, Inc.	12	526
Independence Realty Trust, Inc. (a)	61	1,578
Innovative Industrial Properties, Inc. (a)	4	920
Kite Realty Group Trust	107	2,336
LXP Industrial Trust (a)	97	1,509
National Storage Affiliates Trust	65	4,498
Phillips Edison & Co., Inc.	40	1,335
Physicians Realty Trust	68	1,286
Piedmont Office Realty Trust, Inc., Class A	68	1,252
Plymouth Industrial REIT, Inc.	66	2,115
PotlatchDeltic Corp.	32	1,921
Retail Opportunity Investments Corp.	34	657
RLJ Lodging Trust	22	309
Ryman Hospitality Properties, Inc. *	18	1,692
Sabra Health Care REIT, Inc.	42	570
SITE Centers Corp.	44	689
STAG Industrial, Inc.	90	4,302
Summit Hotel Properties, Inc. *	24	229
Sunstone Hotel Investors, Inc. *	169	1,982
Tanger Factory Outlet Centers, Inc. (a)	38	740
Terreno Realty Corp.	53	4,521
UMH Properties, Inc.	35	954
Xenia Hotels & Resorts, Inc. *	98	1,772

		67,732

Food & Staples Retailing — 0.7%
Andersons, Inc. (The)	28	1,072
BJ’s Wholesale Club Holdings, Inc. *	27	1,815
Performance Food Group Co. *	48	2,225
SpartanNash Co.	6	160
Sprouts Farmers Market, Inc. *	89	2,650

		7,922

Food Products — 1.1%
Darling Ingredients, Inc. *	127	8,791
John B Sanfilippo & Son, Inc.	18	1,623
Seneca Foods Corp., Class A *	29	1,403

		11,817

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Gas Utilities — 0.4%
New Jersey Resources Corp.	93	3,810
Northwest Natural Holding Co.	21	1,005

		4,815

Health Care Equipment & Supplies — 3.4%
Accuray, Inc. * (a)	409	1,950
AngioDynamics, Inc. *	95	2,617
Bioventus, Inc., Class A *	92	1,335
Cardiovascular Systems, Inc. *	240	4,503
Integer Holdings Corp. *	58	4,994
LivaNova plc *	30	2,640
Natus Medical, Inc. *	81	1,920
NuVasive, Inc. *	202	10,605
SeaSpine Holdings Corp. *	18	242
SmileDirectClub, Inc. * (a)	330	775
STAAR Surgical Co. *	39	3,561
Varex Imaging Corp. * (a)	31	975
Zynex, Inc. * (a)	143	1,424

		37,541

Health Care Providers & Services — 3.2%
AdaptHealth Corp. *	184	4,503
AMN Healthcare Services, Inc. *	17	2,018
Ensign Group, Inc. (The)	2	176
HealthEquity, Inc. * (a)	21	929
LHC Group, Inc. * (a)	34	4,653
LifeStance Health Group, Inc. * (a)	214	2,037
ModivCare, Inc. *	2	311
Option Care Health, Inc. *	562	15,973
Owens & Minor, Inc.	67	2,910
Tenet Healthcare Corp. *	28	2,269
Tivity Health, Inc. * (a)	13	349

		36,128

Health Care Technology — 1.5%
Allscripts Healthcare Solutions, Inc. *	669	12,352
Inspire Medical Systems, Inc. *	3	575
NextGen Healthcare, Inc. *	186	3,304

		16,231

Hotels, Restaurants & Leisure — 1.5%
Bloomin’ Brands, Inc. *	167	3,495
Boyd Gaming Corp. *	62	4,093
Del Taco Restaurants, Inc.	227	2,822
Marriott Vacations Worldwide Corp.	29	4,918
Portillo’s, Inc., Class A * (a)	54	2,016

		17,344

Household Durables — 2.6%
Ethan Allen Interiors, Inc. (a)	34	889
Helen of Troy Ltd. *	6	1,540
Hooker Furnishings Corp.	19	442
Meritage Homes Corp. *	9	1,074
Sonos, Inc. *	82	2,450

INVESTMENTS	SHARES (000)	VALUE ($000)

Household Durables — continued
TopBuild Corp. * (a)	25	7,008
Traeger, Inc. * (a)	24	291
Tri Pointe Homes, Inc. *	542	15,112

		28,806

Household Products — 0.1%
Central Garden & Pet Co., Class A * (a)	21	1,010

Independent Power and Renewable Electricity Producers — 0.1%
Clearway Energy, Inc.	30	996
Clearway Energy, Inc., Class C	7	267

		1,263

Insurance — 1.3%
American Equity Investment Life Holding Co.	45	1,738
Argo Group International Holdings Ltd.	29	1,697
CNO Financial Group, Inc.	66	1,566
Employers Holdings, Inc.	10	414
First American Financial Corp.	11	827
Kinsale Capital Group, Inc.	11	2,521
Primerica, Inc.	6	958
RLI Corp.	14	1,581
Selective Insurance Group, Inc.	20	1,647
Stewart Information Services Corp.	16	1,300

		14,249

Interactive Media & Services — 0.9%
EverQuote, Inc., Class A *	18	279
Liberty TripAdvisor Holdings, Inc., Class A *	1,699	3,687
QuinStreet, Inc. *	177	3,211
Yelp, Inc. *	92	3,334

		10,511

IT Services — 1.9%
CSG Systems International, Inc.	11	605
DigitalOcean Holdings, Inc. *	55	4,389
EVERTEC, Inc. (Puerto Rico) (a)	65	3,224
LiveRamp Holdings, Inc. *	38	1,813
Perficient, Inc. *	87	11,292

		21,323

Life Sciences Tools & Services — 0.7%
Adaptive Biotechnologies Corp. *	19	530
Medpace Holdings, Inc. *	21	4,478
Personalis, Inc. *	126	1,801
Rapid Micro Biosystems, Inc., Class A *	117	1,243

		8,052

Machinery — 2.2%
Altra Industrial Motion Corp.	60	3,110
Barnes Group, Inc.	15	708
Douglas Dynamics, Inc.	43	1,693
EnPro Industries, Inc.	8	848
Hillenbrand, Inc.	81	4,190

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	41

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Machinery — continued
Kadant, Inc.	12	2,668
Manitowoc Co., Inc. (The) *	68	1,270
Meritor, Inc. *	55	1,368
SPX FLOW, Inc.	35	3,035
Wabash National Corp. (a)	233	4,556
Watts Water Technologies, Inc., Class A	6	1,243

		24,689

Media — 1.8%
AMC Networks, Inc., Class A * (a)	73	2,504
Cardlytics, Inc. * (a)	49	3,245
Hemisphere Media Group, Inc. *	87	635
John Wiley & Sons, Inc., Class A (a)	181	10,360
National CineMedia, Inc.	155	436
Sinclair Broadcast Group, Inc., Class A	125	3,298

		20,478

Metals & Mining — 1.1%
Alcoa Corp.	41	2,443
Arconic Corp. *	39	1,271
Cleveland-Cliffs, Inc. * (a)	85	1,846
Commercial Metals Co.	69	2,497
Materion Corp.	13	1,223
Schnitzer Steel Industries, Inc., Class A	9	441
SunCoke Energy, Inc.	167	1,099
United States Steel Corp.	16	383
Warrior Met Coal, Inc.	27	692
Worthington Industries, Inc.	6	343

		12,238

Mortgage Real Estate Investment Trusts (REITs) — 1.3%
Ares Commercial Real Estate Corp.	38	550
Blackstone Mortgage Trust, Inc., Class A	77	2,364
Ellington Financial, Inc. (a)	107	1,832
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	36	1,918
KKR Real Estate Finance Trust, Inc. (a)	83	1,727
Ladder Capital Corp.	109	1,303
MFA Financial, Inc.	157	717
Ready Capital Corp.	21	327
Redwood Trust, Inc.	194	2,559
TPG RE Finance Trust, Inc.	62	761

		14,058

Multiline Retail — 0.6%
Dillard’s, Inc., Class A (a)	6	1,568
Macy’s, Inc.	189	4,959

		6,527

Oil, Gas & Consumable Fuels — 3.0%
Antero Resources Corp. *	186	3,262
Arch Resources, Inc.	20	1,840
CNX Resources Corp. *	198	2,718
Delek US Holdings, Inc. *	85	1,280

INVESTMENTS	SHARES (000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Dorian LPG Ltd.	46	587
Falcon Minerals Corp.	19	91
Green Plains, Inc. * (a)	43	1,481
Magnolia Oil & Gas Corp., Class A (a)	199	3,749
Matador Resources Co.	17	631
Oasis Petroleum, Inc.	32	3,994
Ovintiv, Inc.	219	7,381
PDC Energy, Inc.	99	4,849
Range Resources Corp. *	66	1,175
REX American Resources Corp. * (a)	11	1,073

		34,111

Paper & Forest Products — 0.5%
Clearwater Paper Corp. *	6	202
Glatfelter Corp.	117	2,011
Louisiana-Pacific Corp.	31	2,442
Neenah, Inc.	6	278
Verso Corp., Class A	41	1,113

		6,046

Personal Products — 1.6%
BellRing Brands, Inc., Class A * (a)	291	8,311
Herbalife Nutrition Ltd. *	22	912
Medifast, Inc.	5	1,026
Nu Skin Enterprises, Inc., Class A (a)	61	3,070
USANA Health Sciences, Inc. *	47	4,721

		18,040

Pharmaceuticals — 1.2%
Amneal Pharmaceuticals, Inc. *	271	1,298
Amphastar Pharmaceuticals, Inc. * (a)	53	1,234
Arvinas, Inc. *	1	117
BioDelivery Sciences International, Inc. *	473	1,467
Corcept Therapeutics, Inc. * (a)	73	1,453
Esperion Therapeutics, Inc. * (a)	11	57
Fulcrum Therapeutics, Inc. * (a)	172	3,037
Landos Biopharma, Inc. *	103	493
Lannett Co., Inc. * (a)	317	513
Marinus Pharmaceuticals, Inc. * (a)	254	3,022
WaVe Life Sciences Ltd. *	147	463

		13,154

Professional Services — 2.2%
Barrett Business Services, Inc.	12	850
CACI International, Inc., Class A *	9	2,302
Heidrick & Struggles International, Inc.	7	310
HireRight Holdings Corp. *	147	2,357
Huron Consulting Group, Inc. *	59	2,933
KBR, Inc.	25	1,210
Kelly Services, Inc., Class A	145	2,433
Kforce, Inc.	44	3,302
Korn Ferry	30	2,295
ManTech International Corp., Class A	12	846
TriNet Group, Inc. *	11	1,000

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Professional Services — continued
TrueBlue, Inc. *	110	3,051
Upwork, Inc. *	56	1,903

		24,792

Real Estate Management & Development — 0.4%
Cushman & Wakefield plc *	82	1,813
Kennedy-Wilson Holdings, Inc.	41	979
Realogy Holdings Corp. *	133	2,232

		5,024

Road & Rail — 0.9%
ArcBest Corp.	75	9,016
Heartland Express, Inc.	18	308
Schneider National, Inc., Class B	16	433
Werner Enterprises, Inc.	12	548

		10,305

Semiconductors & Semiconductor Equipment — 1.9%
Amkor Technology, Inc.	71	1,748
Cirrus Logic, Inc. *	15	1,357
Cohu, Inc. *	88	3,367
MACOM Technology Solutions Holdings, Inc. *	14	1,088
Rambus, Inc. *	182	5,337
Silicon Laboratories, Inc. *	27	5,533
SunPower Corp. * (a)	41	862
Veeco Instruments, Inc. *	83	2,375

		21,667

Software — 6.2%
A10 Networks, Inc.	306	5,070
ACI Worldwide, Inc. *	118	4,089
Alkami Technology, Inc. * (a)	11	230
American Software, Inc., Class A	127	3,313
Appfolio, Inc., Class A * (a)	47	5,678
Blackline, Inc. *	5	549
CommVault Systems, Inc. *	52	3,587
eGain Corp. *	284	2,839
Envestnet, Inc. *	3	262
JFrog Ltd. (Israel) *	11	312
Marathon Digital Holdings, Inc. * (a)	31	1,032
Momentive Global, Inc. *	217	4,598
Paycor HCM, Inc. * (a)	53	1,528
Qualys, Inc. *	5	683
Riot Blockchain, Inc. * (a)	27	612
Sprout Social, Inc., Class A *	33	2,975
SPS Commerce, Inc. *	3	399
Verint Systems, Inc. *	288	15,111
Vonage Holdings Corp. *	280	5,819
Workiva, Inc. *	57	7,450
Xperi Holding Corp.	146	2,755

		68,891

INVESTMENTS	SHARES (000)	VALUE ($000)

Specialty Retail — 2.7%
Abercrombie & Fitch Co., Class A * (a)	121	4,228
Bed Bath & Beyond, Inc. * (a)	53	777
Group 1 Automotive, Inc.	5	937
Guess?, Inc. (a)	66	1,565
Hibbett, Inc.	21	1,512
Lithia Motors, Inc., Class A	3	861
Murphy USA, Inc.	34	6,720
ODP Corp. (The) *	73	2,867
Signet Jewelers Ltd.	20	1,741
Sleep Number Corp. *	44	3,378
Sonic Automotive, Inc., Class A (a)	41	2,003
Winmark Corp.	4	894
Zumiez, Inc. *	58	2,763

		30,246

Textiles, Apparel & Luxury Goods — 0.7%
Deckers Outdoor Corp. *	11	4,149
G-III Apparel Group Ltd. *	41	1,122
Steven Madden Ltd.	62	2,895

		8,166

Thrifts & Mortgage Finance — 1.9%
Axos Financial, Inc. *	46	2,583
Essent Group Ltd.	82	3,729
Merchants Bancorp	3	123
MGIC Investment Corp.	103	1,492
Mr. Cooper Group, Inc. *	26	1,086
NMI Holdings, Inc., Class A*	29	625
Northfield Bancorp, Inc.	155	2,500
PennyMac Financial Services, Inc.	34	2,338
Premier Financial Corp.	12	371
Radian Group, Inc.	143	3,019
Washington Federal, Inc.	91	3,045

		20,911

Trading Companies & Distributors — 1.3%
Boise Cascade Co.	19	1,356
Herc Holdings, Inc.	26	4,133
MRC Global, Inc. * (a)	188	1,292
NOW, Inc. *	536	4,578
Rush Enterprises, Inc., Class A	16	890
Veritiv Corp. *	19	2,289

		14,538

Water Utilities — 0.9%
American States Water Co.	93	9,635

Total Common Stocks (Cost $851,996)		1,083,385

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	43

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	NO. OF RIGHTS (000)	VALUE ($000)
Rights — 0.0% (b)

Biotechnology — 0.0% (b)
Alder Biopharmaceuticals, Inc. * ‡ (Cost $—)	187	165

	SHARES (000)
Short-Term Investments — 9.8%

Investment Companies — 3.5%

JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (c) (d) (Cost $39,305)	39,289	39,305

Investment of Cash Collateral from Securities Loaned — 6.3%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (c) (d)	58,602	58,590

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (c) (d)	11,428	11,428

Total Investment of Cash Collateral from Securities Loaned (Cost $70,025)		70,018

Total Short-Term Investments (Cost $109,330)		109,323

Total Investments — 106.6% (Cost $961,326)		1,192,873
Liabilities in Excess of Other Assets — (6.6)%		(73,504)

NET ASSETS — 100.0%		1,119,369

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at December 31, 2021. The total value of securities on loan at December 31, 2021 is $67,297.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of December 31, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of December 31, 2021 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	324	03/2022	USD	36,330	648

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

THIS PAGE IS INTENTIONALLY LEFT BLANK

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	45

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2021 (Unaudited)

(Amounts in thousands, except per share amounts)

	JPMorgan Small Cap Blend Fund		JPMorgan Small Cap Equity Fund		JPMorgan Small Cap Growth Fund
ASSETS:
Investments in non-affiliates, at value	$1,270,904		$7,913,816		$5,902,621
Investments in affiliates, at value	18,585		238,242		66,211
Investment of cash collateral received from securities loaned, at value (See Note 2.B.)	54,649		161,166		317,688
Cash	3		15		4
Receivables:
Investment securities sold	144		4,917		1,720
Fund shares sold	2,109		4,445		4,194
Dividends from non-affiliates	898		5,038		1,115
Dividends from affiliates	—	(a)	—	(a)	—	(a)
Securities lending income (See Note 2.B.)	9		23		86
Other assets	86		49		—

Total Assets	1,347,387		8,327,711		6,293,639

LIABILITIES:
Payables:
Investment securities purchased	569		1,059		6,686
Collateral received on securities loaned (See Note 2.B.)	54,649		161,166		317,688
Fund shares redeemed	1,116		16,338		13,104
Accrued liabilities:
Investment advisory fees	678		4,373		3,239
Administration fees	72		507		365
Distribution fees	73		220		193
Service fees	143		1,032		416
Custodian and accounting fees	26		108		91
Trustees’ and Chief Compliance Officer’s fees	—	(a)	—	(a)	—	(a)
Other	12		26		131

Total Liabilities	57,338		184,829		341,913

Net Assets	$1,290,049		$8,142,882		$5,951,726

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

	JPMorgan Small Cap Blend Fund	JPMorgan Small Cap Equity Fund	JPMorgan Small Cap Growth Fund
NET ASSETS:
Paid-in-Capital	$1,044,800	$4,914,209	$4,516,038
Total distributable earnings (loss)	245,249	3,228,673	1,435,688

Total Net Assets	$1,290,049	$8,142,882	$5,951,726

Net Assets:
Class A	$311,324	$783,211	$634,105
Class C	14,887	79,349	72,342
Class I	374,887	3,790,682	861,106
Class L	—	—	902,328
Class R2	—	7,688	25,922
Class R3	—	5,902	8,884
Class R4	—	852	5,532
Class R5	—	1,094,510	36,296
Class R6	588,951	2,380,688	3,405,211

Total	$1,290,049	$8,142,882	$5,951,726

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	11,609	14,304	30,613
Class C	929	2,321	5,995
Class I	11,353	56,500	35,638
Class L	—	—	35,653
Class R2	—	145	1,332
Class R3	—	109	430
Class R4	—	13	264
Class R5	—	16,256	1,432
Class R6	17,773	35,374	132,340

Net Asset Value (a):
Class A — Redemption price per share	$26.82	$54.75	$20.71
Class C — Offering price per share (b)	16.03	34.18	12.07
Class I — Offering and redemption price per share	33.02	67.09	24.16
Class L — Offering and redemption price per share	—	—	25.31
Class R2 — Offering and redemption price per share	—	53.05	19.46
Class R3 — Offering and redemption price per share	—	54.23	20.65
Class R4 — Offering and redemption price per share	—	66.94	20.95
Class R5 — Offering and redemption price per share	—	67.33	25.34
Class R6 — Offering and redemption price per share	33.14	67.30	25.73
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$28.31	$57.78	$21.86

Cost of investments in non-affiliates	$1,014,811	$4,846,084	$4,401,363
Cost of investments in affiliates	18,582	238,213	66,210
Investment securities on loan, at value (See Note 2.B.)	53,036	158,685	311,873
Cost of investment of cash collateral (See Note 2.B.)	54,653	161,174	317,705

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	47

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Small Cap Sustainable Leaders Fund (formerly known as JPMorgan Small Cap Core Fund)		JPMorgan Small Cap Value Fund		JPMorgan SMID Cap Equity Fund		JPMorgan U.S. Small Company Fund
ASSETS:
Investments in non-affiliates, at value	$296,070		$1,512,340		$391,774		$1,083,550
Investments in affiliates, at value	2,753		38,108		7,809		39,305
Investment of cash collateral received from securities loaned, at value (See Note 2.B.)	15,506		78,925		159		70,018
Cash	—	(a)	4		1		2
Deposits at broker for futures contracts	—		2,026		—		2,224
Receivables:
Investment securities sold	—		—		1,535		—
Fund shares sold	94		800		1,210		355
Dividends from non-affiliates	227		2,188		243		924
Dividends from affiliates	—	(a)	—	(a)	—	(a)	—	(a)
Securities lending income (See Note 2.B.)	12		14		—	(a)	19

Total Assets	314,662		1,634,405		402,731		1,196,397

LIABILITIES:
Payables:
Investment securities purchased	—		375		315		287
Collateral received on securities loaned (See Note 2.B.)	15,506		78,925		159		70,018
Fund shares redeemed	128		3,088		1,000		5,764
Variation margin on futures contracts	—		72		—		72
Accrued liabilities:
Investment advisory fees	129		826		178		564
Administration fees	—		96		20		71
Distribution fees	3		64		51		67
Service fees	12		110		69		125
Custodian and accounting fees	22		29		14		34
Trustees’ and Chief Compliance Officer’s fees	—	(a)	—		—		—
Other	14		80		49		26

Total Liabilities	15,814		83,665		1,855		77,028

Net Assets	$298,848		$1,550,740		$400,876		$1,119,369

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

	JPMorgan Small Cap Sustainable Leaders Fund (formerly known as JPMorgan Small Cap Core Fund)	JPMorgan Small Cap Value Fund	JPMorgan SMID Cap Equity Fund	JPMorgan U.S. Small Company Fund
NET ASSETS:
Paid-in-Capital	$298,062	$1,160,033	$282,491	$865,299
Total distributable earnings (loss)	786	390,707	118,385	254,070

Total Net Assets	$298,848	$1,550,740	$400,876	$1,119,369

Net Assets:
Class A	$6,537	$199,187	$176,339	$132,676
Class C	1,583	7,334	21,400	20,101
Class I	16,286	265,482	146,899	224,415
Class L	—	—	—	302,238
Class R2	358	33,559	—	43,799
Class R3	4,214	18,251	2,247	38,408
Class R4	2,444	28,152	1,102	11,603
Class R5	136,688	51,361	—	10,379
Class R6	130,738	947,414	52,889	335,750

Total	$298,848	$1,550,740	$400,876	$1,119,369

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	147	7,128	9,422	7,096
Class C	37	354	1,602	1,176
Class I	361	8,706	7,133	11,558
Class L	—	—	—	15,585
Class R2	8	1,221	—	2,429
Class R3	94	655	120	2,075
Class R4	54	923	54	603
Class R5	3,009	1,682	—	537
Class R6	2,884	30,970	2,561	17,304

Net Asset Value (a):
Class A — Redemption price per share	$44.59	$27.94	$18.72	$18.70
Class C — Offering price per share (b)	43.35	20.73	13.35	17.10
Class I — Offering and redemption price per share	45.08	30.49	20.59	19.42
Class L — Offering and redemption price per share	—	—	—	19.39
Class R2 — Offering and redemption price per share	44.37	27.48	—	18.03
Class R3 — Offering and redemption price per share	44.80	27.88	18.67	18.51
Class R4 — Offering and redemption price per share	45.11	30.49	20.48	19.26
Class R5 — Offering and redemption price per share	45.42	30.54	—	19.33
Class R6 — Offering and redemption price per share	45.34	30.59	20.65	19.40
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$47.06	$29.49	$19.76	$19.74

Cost of investments in non-affiliates	$302,982	$1,138,914	$288,047	$851,996
Cost of investments in affiliates	2,752	38,104	7,808	39,305
Investment securities on loan, at value (See Note 2.B.)	14,883	75,613	160	67,297
Cost of investment of cash collateral (See Note 2.B.)	15,506	78,933	159	70,025

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	49

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

(Amounts in thousands)

	JPMorgan Small Cap Blend Fund	JPMorgan Small Cap Equity Fund	JPMorgan Small Cap Growth Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$—	$—	$— (a)
Dividend income from non-affiliates	6,835	50,914	7,618
Dividend income from affiliates	9	74	21
Income from securities lending (net) (See Note 2.B.)	80	136	705

Total investment income	6,924	51,124	8,344

EXPENSES:
Investment advisory fees	3,965	26,978	21,149
Administration fees	458	3,113	2,440
Distribution fees:
Class A	369	1,037	877
Class C	53	317	311
Class R2	—	19	71
Class R3	—	7	12
Service fees:
Class A	369	1,037	877
Class C	18	106	104
Class I	458	5,013	1,217
Class L	—	—	509
Class R2	—	10	35
Class R3	—	7	12
Class R4	—	1	7
Class R5	—	601	19
Custodian and accounting fees	35	131	104
Professional fees	29	54	46
Trustees’ and Chief Compliance Officer’s fees	15	23	21
Printing and mailing costs	63	299	240
Registration and filing fees	74	71	216
Transfer agency fees (See Note 2.F.)	14	159	92
Other	24	163	122

Total expenses	5,944	39,146	28,481

Less fees waived	(155)	(378)	(246)
Less expense reimbursements	—	—	(47)

Net expenses	5,789	38,768	28,188

Net investment income (loss)	1,135	12,356	(19,844)

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	31,180	432,702	221,480
Investments in affiliates	(2)	(18)	16

Net realized gain (loss)	31,178	432,684	221,496

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(18,064)	(107,070)	(650,048)
Investments in affiliates	(1)	(11)	4

Change in net unrealized appreciation/depreciation	(18,065)	(107,081)	(650,044)

Net realized/unrealized gains (losses)	13,113	325,603	(428,548)

Change in net assets resulting from operations	$14,248	$337,959	$(448,392)

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

	JPMorgan Small Cap Sustainable Leaders Fund (formerly known as JPMorgan Small Cap Core Fund)	JPMorgan Small Cap Value Fund	JPMorgan SMID Cap Equity Fund	JPMorgan U.S. Small Company Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$—	$— (a)	$—	$— (a)
Dividend income from non-affiliates	997	12,869	1,912	5,989
Dividend income from affiliates	1	12	3	8
Income from securities lending (net) (See Note 2.B.)	81	88	4	145

Total investment income	1,079	12,969	1,919	6,142

EXPENSES:
Investment advisory fees	1,067	4,850	1,159	3,404
Administration fees	123	560	158	426
Distribution fees:
Class A	9	248	220	165
Class C	7	30	84	80
Class R2	1	83	—	108
Class R3	6	22	3	46
Service fees:
Class A	9	248	220	165
Class C	2	10	28	27
Class I	34	286	189	278
Class L	—	—	—	157
Class R2	1	42	—	54
Class R3	6	22	3	46
Class R4	3	35	1	14
Class R5	73	28	—	5
Custodian and accounting fees	28	37	13	31
Interest expense to affiliates	— (a)	—	—	— (a)
Professional fees	32	29	28	29
Trustees’ and Chief Compliance Officer’s fees	13	14	13	14
Printing and mailing costs	14	34	22	33
Registration and filing fees	49	71	46	70
Transfer agency fees (See Note 2.F.)	7	52	22	28
Other	10	29	16	26

Total expenses	1,494	6,730	2,225	5,206

Less fees waived	(314)	(53)	(123)	(9)
Less expense reimbursements	—	—	(1)	—

Net expenses	1,180	6,677	2,101	5,197

Net investment income (loss)	(101)	6,292	(182)	945

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	82,053	71,935	23,477	81,061
Investments in affiliates	1	(5)	— (a)	(1)
Futures contracts	53	(5,369)	—	(750)

Net realized gain (loss)	82,107	66,561	23,477	80,310

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(103,073)	(25,085)	13,331	(50,612)
Investments in affiliates	3	(2)	— (a)	(1)
Futures contracts	(1)	1,110	—	767

Change in net unrealized appreciation/depreciation	(103,071)	(23,977)	13,331	(49,846)

Net realized/unrealized gains (losses)	(20,964)	42,584	36,808	30,464

Change in net assets resulting from operations	$(21,065)	$48,876	$36,626	$31,409

(a) Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	51

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JJPMorgan Small Cap Blend Fund		JPMorgan Small Cap Equity Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,135	$1,111	$12,356	$24,227
Net realized gain (loss)	31,178	61,716	432,684	1,495,522
Change in net unrealized appreciation/depreciation	(18,065)	226,190	(107,081)	1,471,848

Change in net assets resulting from operations	14,248	289,017	337,959	2,991,597

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(21,573)	(3,491)	(151,887)	(23,187)
Class C	(1,645)	(703)	(21,858)	(3,627)
Class I	(22,295)	(4,107)	(611,417)	(108,102)
Class R2	—	—	(1,446)	(200)
Class R3	—	—	(1,096)	(135)
Class R4	—	—	(134)	(17)
Class R5	—	—	(175,932)	(32,929)
Class R6	(35,213)	(4,922)	(371,734)	(56,367)

Total distributions to shareholders	(80,726)	(13,223)	(1,335,504)	(224,564)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	223,023	384,851	573,296	(795,388)

NET ASSETS:
Change in net assets	156,545	660,645	(424,249)	1,971,645
Beginning of period	1,133,504	472,859	8,567,131	6,595,486

End of period	$1,290,049	$1,133,504	$8,142,882	$8,567,131

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

	JPMorgan Small Cap Growth Fund		JPMorgan Small Cap Sustainable Leaders Fund (formerly known as JPMorgan Small Cap Core Fund)
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(19,844)	$(34,153)	$(101)	$1,777
Net realized gain (loss)	221,496	863,462	82,107	120,437
Change in net unrealized appreciation/depreciation	(650,044)	1,186,198	(103,071)	81,032

Change in net assets resulting from operations	(448,392)	2,015,507	(21,065)	203,246

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(88,137)	(51,789)	(2,056)	(35)
Class C	(16,056)	(8,859)	(495)	(2)
Class I	(108,918)	(46,046)	(6,302)	(142)
Class L	(106,109)	(66,160)	—	—
Class R2	(3,688)	(2,275)	(108)	(1)
Class R3	(1,216)	(511)	(1,293)	(28)
Class R4	(744)	(280)	(736)	(22)
Class R5	(4,092)	(1,892)	(41,862)	(1,585)
Class R6	(387,220)	(204,601)	(39,875)	(2,200)

Total distributions to shareholders	(716,180)	(382,413)	(92,727)	(4,015)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	273,113	1,249,938	46,454	(182,906)

NET ASSETS:
Change in net assets	(891,459)	2,883,032	(67,338)	16,325
Beginning of period	6,843,185	3,960,153	366,186	349,861

End of period	$5,951,726	$6,843,185	$298,848	$366,186

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	53

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Small Cap Value Fund		JPMorgan SMID Cap Equity Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$6,292	$10,567	$(182)	$844
Net realized gain (loss)	66,561	240,791	23,477	95,024
Change in net unrealized appreciation/depreciation	(23,977)	418,485	13,331	45,160

Change in net assets resulting from operations	48,876	669,843	36,626	141,028

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(30,314)	(808)	(32,659)	(6,204)
Class C	(1,456)	(36)	(5,276)	(1,102)
Class I	(38,739)	(1,091)	(25,314)	(5,432)
Class R2	(5,116)	(132)	—	—
Class R3	(2,755)	(77)	(409)	(80)
Class R4	(4,045)	(96)	(187)	(23)
Class R5	(7,206)	(311)	—	—
Class R6	(134,742)	(6,855)	(11,356)	(2,861)

Total distributions to shareholders	(224,373)	(9,406)	(75,201)	(15,702)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	215,799	(105,572)	19,675	(96,215)

NET ASSETS:
Change in net assets	40,302	554,865	(18,900)	29,111
Beginning of period	1,510,438	955,573	419,776	390,665

End of period	$1,550,740	$1,510,438	$400,876	$419,776

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

	JPMorgan U.S. Small Company Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$945	$2,715
Net realized gain (loss)	80,310	260,464
Change in net unrealized appreciation/depreciation	(49,846)	220,992

Change in net assets resulting from operations	31,409	484,171

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(29,540)	(3,058)
Class C	(4,945)	(541)
Class I	(49,718)	(5,378)
Class L	(67,831)	(9,176)
Class R2	(9,917)	(1,049)
Class R3	(8,423)	(854)
Class R4	(2,509)	(302)
Class R5	(2,218)	(260)
Class R6	(74,009)	(9,828)

Total distributions to shareholders	(249,110)	(30,446)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	195,158	(211,849)

NET ASSETS:
Change in net assets	(22,543)	241,876
Beginning of period	1,141,912	900,036

End of period	$1,119,369	$1,141,912

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	55

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Small Cap Blend Fund		JPMorgan Small Cap Equity Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$52,821	$109,217	$48,951	$116,722
Distributions reinvested	19,835	3,248	143,874	21,887
Cost of shares redeemed	(21,711)	(38,093)	(135,962)	(216,836)

Change in net assets resulting from Class A capital transactions	50,945	74,372	56,863	(78,227)

Class C
Proceeds from shares issued	2,520	6,513	466	1,644
Distributions reinvested	1,644	247	21,747	3,552
Cost of shares redeemed	(1,193)	(25,040)	(11,870)	(26,763)

Change in net assets resulting from Class C capital transactions	2,971	(18,280)	10,343	(21,567)

Class I
Proceeds from shares issued	70,753	169,692	359,120	1,268,974
Distributions reinvested	22,245	4,096	586,636	103,830
Cost of shares redeemed	(44,768)	(67,324)	(947,624)	(1,754,116)

Change in net assets resulting from Class I capital transactions	48,230	106,464	(1,868)	(381,312)

Class R2
Proceeds from shares issued	—	—	833	2,319
Distributions reinvested	—	—	1,394	185
Cost of shares redeemed	—	—	(1,135)	(3,904)

Change in net assets resulting from Class R2 capital transactions	—	—	1,092	(1,400)

Class R3
Proceeds from shares issued	—	—	437	2,006
Distributions reinvested	—	—	919	121
Cost of shares redeemed	—	—	(418)	(731)

Change in net assets resulting from Class R3 capital transactions	—	—	938	1,396

Class R4
Proceeds from shares issued	—	—	16	243
Distributions reinvested	—	—	134	17
Cost of shares redeemed	—	—	(33)	(85)

Change in net assets resulting from Class R4 capital transactions	—	—	117	175

Class R5
Proceeds from shares issued	—	—	65,204	221,138
Distributions reinvested	—	—	166,417	29,974
Cost of shares redeemed	—	—	(317,185)	(327,115)

Change in net assets resulting from Class R5 capital transactions	—	—	(85,564)	(76,003)

Class R6
Proceeds from shares issued	126,633	302,725	438,596	339,610
Distributions reinvested	32,877	4,922	358,361	55,129
Cost of shares redeemed	(38,633)	(85,352)	(205,582)	(633,189)

Change in net assets resulting from Class R6 capital transactions	120,877	222,295	591,375	(238,450)

Total change in net assets resulting from capital transactions	$223,023	$384,851	$573,296	$(795,388)

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

	JPMorgan Small Cap Blend Fund		JPMorgan Small Cap Equity Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
SHARE TRANSACTIONS:
Class A
Issued	1,887	4,214	805	2,112
Reinvested	765	132	2,726	386
Redeemed	(779)	(1,553)	(2,242)	(3,794)

Change in Class A Shares	1,873	2,793	1,289	(1,296)

Class C
Issued	144	399	12	40
Reinvested	106	16	660	90
Redeemed	(69)	(1,662)	(286)	(671)

Change in Class C Shares	181	(1,247)	386	(541)

Class I
Issued	2,067	5,516	4,735	18,459
Reinvested	697	137	9,067	1,546
Redeemed	(1,322)	(2,170)	(12,478)	(25,175)

Change in Class I Shares	1,442	3,483	1,324	(5,170)

Class R2
Issued	—	—	14	41
Reinvested	—	—	27	3
Redeemed	—	—	(18)	(73)

Change in Class R2 Shares	—	—	23	(29)

Class R3
Issued	—	—	7	36
Reinvested	—	—	18	2
Redeemed	—	—	(6)	(13)

Change in Class R3 Shares	—	—	19	25

Class R4
Issued	—	—	— (a)	4
Reinvested	—	—	2	— (a)
Redeemed	—	—	— (a)	(1)

Change in Class R4 Shares	—	—	2	3

Class R5
Issued	—	—	881	3,280
Reinvested	—	—	2,559	444
Redeemed	—	—	(4,153)	(5,033)

Change in Class R5 Shares	—	—	(713)	(1,309)

Class R6
Issued	3,682	9,551	5,819	5,171
Reinvested	1,024	164	5,509	816
Redeemed	(1,120)	(2,754)	(2,783)	(9,333)

Change in Class R6 Shares	3,586	6,961	8,545	(3,346)

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	57

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Small Cap Growth Fund		JPMorgan Small Cap Sustainable Leaders Fund (formerly known as JPMorgan Small Cap Core Fund)
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$38,174	$226,985	$973	$2,641
Distributions reinvested	82,955	49,234	2,035	33
Cost of shares redeemed	(109,169)	(213,049)	(1,266)	(2,091)

Change in net assets resulting from Class A capital transactions	11,960	63,170	1,742	583

Class C
Proceeds from shares issued	2,571	22,943	146	499
Distributions reinvested	14,632	8,216	453	2
Cost of shares redeemed	(13,539)	(22,801)	(350)	(1,157)

Change in net assets resulting from Class C capital transactions	3,664	8,358	249	(656)

Class I
Proceeds from shares issued	179,886	643,102	2,649	18,383
Distributions reinvested	57,488	36,354	5,967	137
Cost of shares redeemed	(212,970)	(316,881)	(17,801)	(7,491)

Change in net assets resulting from Class I capital transactions	24,404	362,575	(9,185)	11,029

Class L
Proceeds from shares issued	74,502	393,659	—	—
Distributions reinvested	99,211	60,559	—	—
Cost of shares redeemed	(190,607)	(391,534)	—	—

Change in net assets resulting from Class L capital transactions	(16,894)	62,684	—	—

Class R2
Proceeds from shares issued	2,210	8,101	33	205
Distributions reinvested	3,681	2,263	108	1
Cost of shares redeemed	(5,712)	(12,138)	(131)	(32)

Change in net assets resulting from Class R2 capital transactions	179	(1,774)	10	174

Class R3
Proceeds from shares issued	1,601	4,818	414	1,117
Distributions reinvested	1,216	511	1,293	28
Cost of shares redeemed	(1,354)	(3,066)	(1,298)	(1,599)

Change in net assets resulting from Class R3 capital transactions	1,463	2,263	409	(454)

Class R4
Proceeds from shares issued	644	2,592	779	300
Distributions reinvested	744	280	736	22
Cost of shares redeemed	(600)	(935)	(743)	(1,122)

Change in net assets resulting from Class R4 capital transactions	788	1,937	772	(800)

Class R5
Proceeds from shares issued	3,802	28,791	9,487	24,419
Distributions reinvested	4,092	1,891	38,933	1,497
Cost of shares redeemed	(5,455)	(20,888)	(26,776)	(85,948)

Change in net assets resulting from Class R5 capital transactions	2,439	9,794	21,644	(60,032)

Class R6
Proceeds from shares issued	368,027	1,724,853	16,842	55,158
Distributions reinvested	376,936	202,471	39,875	2,200
Cost of shares redeemed	(499,853)	(1,186,393)	(25,904)	(68,858)
Redemptions in-kind (See Note 8)	—	—	—	(121,250)

Change in net assets resulting from Class R6 capital transactions	245,110	740,931	30,813	(132,750)

Total change in net assets resulting from capital transactions	$273,113	$1,249,938	$46,454	$(182,906)

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

	JPMorgan Small Cap Growth Fund		JPMorgan Small Cap Sustainable Leaders Fund (formerly known as JPMorgan Small Cap Core Fund)
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
SHARE TRANSACTIONS:
Class A
Issued	1,612	9,382	16	43
Reinvested	4,125	2,008	47	1
Redeemed	(4,518)	(8,756)	(21)	(37)

Change in Class A Shares	1,219	2,634	42	7

Class C
Issued	193	1,419	2	9
Reinvested	1,248	521	11	— (a)
Redeemed	(915)	(1,453)	(5)	(21)

Change in Class C Shares	526	487	8	(12)

Class I
Issued	6,538	22,183	42	310
Reinvested	2,450	1,297	136	2
Redeemed	(7,691)	(11,189)	(308)	(134)

Change in Class I Shares	1,297	12,291	(130)	178

Class L
Issued	2,607	13,537	—	—
Reinvested	4,038	2,077	—	—
Redeemed	(6,683)	(13,475)	—	—

Change in Class L Shares	(38)	2,139	—	—

Class R2
Issued	97	351	1	3
Reinvested	195	97	2	— (a)
Redeemed	(243)	(538)	(2)	— (a)

Change in Class R2 Shares	49	(90)	1	3

Class R3
Issued	65	194	7	18
Reinvested	61	21	30	1
Redeemed	(57)	(134)	(21)	(29)

Change in Class R3 Shares	69	81	16	(10)

Class R4
Issued	26	103	11	6
Reinvested	37	11	17	— (a)
Redeemed	(24)	(39)	(11)	(19)

Change in Class R4 Shares	39	75	17	(13)

Class R5
Issued	137	961	166	405
Reinvested	166	65	881	26
Redeemed	(191)	(720)	(412)	(1,543)

Change in Class R5 Shares	112	306	635	(1,112)

Class R6
Issued	12,500	58,986	254	903
Reinvested	15,090	6,844	903	38
Redeemed	(16,983)	(40,499)	(402)	(1,256)
Redemptions in-kind (See Note 8)	—	—	—	(1,716)

Change in Class R6 Shares	10,607	25,331	755	(2,031)

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	59

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Small Cap Value Fund		JPMorgan SMID Cap Equity Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$20,293	$49,559	$4,746	$16,743
Distributions reinvested	29,379	774	31,521	5,947
Cost of shares redeemed	(27,087)	(56,424)	(14,581)	(54,402)

Change in net assets resulting from Class A capital transactions	22,585	(6,091)	21,686	(31,712)

Class C
Proceeds from shares issued	630	2,231	702	2,308
Distributions reinvested	1,452	36	5,223	1,087
Cost of shares redeemed	(2,015)	(7,075)	(3,479)	(15,962)

Change in net assets resulting from Class C capital transactions	67	(4,808)	2,446	(12,567)

Class I
Proceeds from shares issued	87,668	96,130	16,399	48,166
Distributions reinvested	38,341	1,087	23,180	4,871
Cost of shares redeemed	(62,046)	(82,207)	(29,372)	(65,680)

Change in net assets resulting from Class I capital transactions	63,963	15,010	10,207	(12,643)

Class R2
Proceeds from shares issued	5,326	9,353	—	—
Distributions reinvested	5,091	131	—	—
Cost of shares redeemed	(7,396)	(16,674)	—	—

Change in net assets resulting from Class R2 capital transactions	3,021	(7,190)	—	—

Class R3
Proceeds from shares issued	2,511	4,769	160	1,963
Distributions reinvested	2,755	76	361	67
Cost of shares redeemed	(2,134)	(5,501)	(281)	(15,471)

Change in net assets resulting from Class R3 capital transactions	3,132	(656)	240	(13,441)

Class R4
Proceeds from shares issued	2,726	25,934	69	704
Distributions reinvested	4,045	96	147	14
Cost of shares redeemed	(3,975)	(7,334)	(168)	(350)

Change in net assets resulting from Class R4 capital transactions	2,796	18,696	48	368

Class R5
Proceeds from shares issued	6,302	19,782	—	—
Distributions reinvested	7,114	304	—	—
Cost of shares redeemed	(15,226)	(14,144)	—	—

Change in net assets resulting from Class R5 capital transactions	(1,810)	5,942	—	—

Class R6
Proceeds from shares issued	70,565	186,228	7,935	19,198
Distributions reinvested	134,742	6,855	9,560	2,455
Cost of shares redeemed	(83,262)	(319,558)	(32,447)	(47,873)

Change in net assets resulting from Class R6 capital transactions	122,045	(126,475)	(14,952)	(26,220)

Total change in net assets resulting from capital transactions	$215,799	$(105,572)	$19,675	$(96,215)

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

	JPMorgan Small Cap Value Fund		JPMorgan SMID Cap Equity Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
SHARE TRANSACTIONS:
Class A
Issued	650	1,824	229	908
Reinvested	1,085	34	1,743	325
Redeemed	(872)	(2,275)	(694)	(3,013)

Change in Class A Shares	863	(417)	1,278	(1,780)

Class C
Issued	26	96	42	151
Reinvested	72	2	405	77
Redeemed	(83)	(402)	(221)	(1,122)

Change in Class C Shares	15	(304)	226	(894)

Class I
Issued	2,570	3,161	722	2,431
Reinvested	1,297	43	1,165	246
Redeemed	(1,896)	(3,109)	(1,268)	(3,338)

Change in Class I Shares	1,971	95	619	(661)

Class R2
Issued	169	359	—	—
Reinvested	191	6	—	—
Redeemed	(240)	(636)	—	—

Change in Class R2 Shares	120	(271)	—	—

Class R3
Issued	81	179	8	116
Reinvested	102	3	20	3
Redeemed	(68)	(205)	(13)	(833)

Change in Class R3 Shares	115	(23)	15	(714)

Class R4
Issued	82	1,037	4	32
Reinvested	137	3	7	1
Redeemed	(122)	(237)	(7)	(17)

Change in Class R4 Shares	97	803	4	16

Class R5
Issued	187	671	—	—
Reinvested	240	12	—	—
Redeemed	(431)	(537)	—	—

Change in Class R5 Shares	(4)	146	—	—

Class R6
Issued	2,062	6,644	352	949
Reinvested	4,539	268	480	124
Redeemed	(2,487)	(11,393)	(1,491)	(2,404)

Change in Class R6 Shares	4,114	(4,481)	(659)	(1,331)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	61

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan U.S. Small Company Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$15,887	$55,915
Distributions reinvested	27,262	2,798
Cost of shares redeemed	(19,734)	(68,028)

Change in net assets resulting from Class A capital transactions	23,415	(9,315)

Class C
Proceeds from shares issued	546	2,161
Distributions reinvested	4,820	532
Cost of shares redeemed	(3,187)	(7,639)

Change in net assets resulting from Class C capital transactions	2,179	(4,946)

Class I
Proceeds from shares issued	28,998	85,814
Distributions reinvested	47,831	5,201
Cost of shares redeemed	(25,527)	(119,766)

Change in net assets resulting from Class I capital transactions	51,302	(28,751)

Class L
Proceeds from shares issued	24,533	37,196
Distributions reinvested	51,373	6,808
Cost of shares redeemed	(31,554)	(166,460)

Change in net assets resulting from Class L capital transactions	44,352	(122,456)

Class R2
Proceeds from shares issued	4,009	9,338
Distributions reinvested	9,749	1,022
Cost of shares redeemed	(4,658)	(13,958)

Change in net assets resulting from Class R2 capital transactions	9,100	(3,598)

Class R3
Proceeds from shares issued	4,288	11,021
Distributions reinvested	7,946	799
Cost of shares redeemed	(3,169)	(10,861)

Change in net assets resulting from Class R3 capital transactions	9,065	959

Class R4
Proceeds from shares issued	586	1,900
Distributions reinvested	2,509	302
Cost of shares redeemed	(894)	(3,141)

Change in net assets resulting from Class R4 capital transactions	2,201	(939)

Class R5
Proceeds from shares issued	1,826	2,149
Distributions reinvested	1,374	151
Cost of shares redeemed	(721)	(2,583)

Change in net assets resulting from Class R5 capital transactions	2,479	(283)

Class R6
Proceeds from shares issued	41,584	84,216
Distributions reinvested	71,679	9,563
Cost of shares redeemed	(62,198)	(136,299)

Change in net assets resulting from Class R6 capital transactions	51,065	(42,520)

Total change in net assets resulting from capital transactions	$195,158	$(211,849)

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

	JPMorgan U.S. Small Company Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
SHARE TRANSACTIONS:
Class A
Issued	725	3,069
Reinvested	1,508	144
Redeemed	(880)	(3,862)

Change in Class A Shares	1,353	(649)

Class C
Issued	27	111
Reinvested	292	29
Redeemed	(159)	(434)

Change in Class C Shares	160	(294)

Class I
Issued	1,250	4,362
Reinvested	2,548	260
Redeemed	(1,174)	(6,239)

Change in Class I Shares	2,624	(1,617)

Class L
Issued	1,092	1,810
Reinvested	2,737	341
Redeemed	(1,358)	(8,888)

Change in Class L Shares	2,471	(6,737)

Class R2
Issued	185	455
Reinvested	559	54
Redeemed	(213)	(706)

Change in Class R2 Shares	531	(197)

Class R3
Issued	198	537
Reinvested	444	42
Redeemed	(140)	(563)

Change in Class R3 Shares	502	16

Class R4
Issued	25	90
Reinvested	135	15
Redeemed	(39)	(153)

Change in Class R4 Shares	121	(48)

Class R5
Issued	88	102
Reinvested	73	8
Redeemed	(30)	(131)

Change in Class R5 Shares	131	(21)

Class R6
Issued	1,778	3,937
Reinvested	3,813	478
Redeemed	(2,719)	(6,755)

Change in Class R6 Shares	2,872	(2,340)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	63

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Small Cap Blend Fund
Class A
Six Months Ended December 31, 2021 (Unaudited)	$28.67	$(0.02)	$0.19	$0.17	$—	$(2.02)	$(2.02)
Year Ended June 30, 2021	19.11	(0.03)	10.08	10.05	(0.02)	(0.47)	(0.49)
Year Ended June 30, 2020	19.78	0.04	(0.04)	— (f)	(0.02)	(0.65)	(0.67)
Year Ended June 30, 2019	26.65	— (f)	(0.63)	(0.63)	—	(6.24)	(6.24)
Year Ended June 30, 2018	22.03	(0.20)	7.54	7.34	—	(2.72)	(2.72)
Year Ended June 30, 2017	19.14	(0.16)	6.24	6.08	—	(3.19)	(3.19)

Class C
Six Months Ended December 31, 2021 (Unaudited)	18.01	(0.05)	0.09	0.04	—	(2.02)	(2.02)
Year Ended June 30, 2021	12.19	(0.08)	6.37	6.29	—	(0.47)	(0.47)
Year Ended June 30, 2020	12.90	(0.04)	(0.02)	(0.06)	—	(0.65)	(0.65)
Year Ended June 30, 2019	19.89	(0.08)	(0.67)	(0.75)	—	(6.24)	(6.24)
Year Ended June 30, 2018	17.12	(0.24)	5.73	5.49	—	(2.72)	(2.72)
Year Ended June 30, 2017	15.58	(0.21)	4.94	4.73	—	(3.19)	(3.19)

Class I
Six Months Ended December 31, 2021 (Unaudited)	34.81	0.02	0.24	0.26	(0.03)	(2.02)	(2.05)
Year Ended June 30, 2021	23.09	0.04	12.20	12.24	(0.05)	(0.47)	(0.52)
Year Ended June 30, 2020	23.75	0.10	(0.06)	0.04	(0.05)	(0.65)	(0.70)
Year Ended June 30, 2019	30.53	0.05	(0.59)	(0.54)	—	(6.24)	(6.24)
Year Ended June 30, 2018	24.83	(0.15)	8.57	8.42	—	(2.72)	(2.72)
Year Ended June 30, 2017	21.17	(0.12)	6.97	6.85	—	(3.19)	(3.19)

Class R6
Six Months Ended December 31, 2021 (Unaudited)	34.96	0.07	0.24	0.31	(0.11)	(2.02)	(2.13)
Year Ended June 30, 2021	23.17	0.11	12.25	12.36	(0.10)	(0.47)	(0.57)
Year Ended June 30, 2020	23.82	0.16	(0.06)	0.10	(0.10)	(0.65)	(0.75)
July 2, 2018 (g) through June 30, 2019	30.73	0.18	(0.85)	(0.67)	—	(6.24)	(6.24)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$26.82	0.83%	$311,324	1.24%	(0.11)%	1.27%	19%
28.67	52.98	279,114	1.24	(0.12)	1.27	48
19.11	(0.24)	132,674	1.24	0.19	1.32	48
19.78	0.70	116,751	1.24	(0.01)	1.37	75
26.65	35.55	85,586	1.24	(0.81)	1.36	89
22.03	34.99	66,189	1.25	(0.78)	1.48	41

16.03	0.60	14,887	1.74	(0.61)	1.77	19
18.01	52.22	13,468	1.73	(0.56)	1.78	48
12.19	(0.83)	24,323	1.74	(0.31)	1.80	48
12.90	0.25	38,625	1.74	(0.53)	1.85	75
19.89	34.88	40,470	1.74	(1.31)	1.83	89
17.12	34.25	36,707	1.74	(1.28)	2.04	41

33.02	0.95	374,887	0.99	0.14	1.02	19
34.81	53.39	344,974	0.99	0.13	1.02	48
23.09	(0.02)	148,443	0.99	0.44	1.05	48
23.75	0.94	110,123	0.99	0.20	1.10	75
30.53	35.91	92,701	0.99	(0.56)	1.08	89
24.83	35.29	67,496	1.00	(0.53)	1.18	41

33.14	1.09	588,951	0.74	0.40	0.76	19
34.96	53.76	495,948	0.74	0.37	0.77	48
23.17	0.22	167,419	0.74	0.69	0.80	48
23.82	0.55	82,758	0.74	0.79	1.10	75

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	65

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Small Cap Equity Fund
Class A
Six Months Ended December 31, 2021 (Unaudited)	$65.04	$(0.01)	$2.20	$2.19	$—	$(12.48)	$(12.48)
Year Ended June 30, 2021	45.69	(0.02)	21.07	21.05	(0.07)	(1.63)	(1.70)
Year Ended June 30, 2020	50.05	0.12	(1.95)	(1.83)	(0.15)	(2.38)	(2.53)
Year Ended June 30, 2019	52.43	0.12	0.95	1.07	(0.06)	(3.39)	(3.45)
Year Ended June 30, 2018	48.63	0.10	6.67	6.77	(0.10)	(2.87)	(2.97)
Year Ended June 30, 2017	41.68	0.11	8.21	8.32	(0.12)	(1.25)	(1.37)

Class C
Six Months Ended December 31, 2021 (Unaudited)	45.39	(0.12)	1.39	1.27	—	(12.48)	(12.48)
Year Ended June 30, 2021	32.42	(0.20)	14.84	14.64	(0.04)	(1.63)	(1.67)
Year Ended June 30, 2020	36.25	(0.08)	(1.35)	(1.43)	(0.02)	(2.38)	(2.40)
Year Ended June 30, 2019	39.12	(0.09)	0.61	0.52	—	(3.39)	(3.39)
Year Ended June 30, 2018	37.07	(0.12)	5.04	4.92	—	(2.87)	(2.87)
Year Ended June 30, 2017	32.21	(0.09)	6.31	6.22	(0.11)	(1.25)	(1.36)

Class I
Six Months Ended December 31, 2021 (Unaudited)	76.84	0.09	2.70	2.79	(0.06)	(12.48)	(12.54)
Year Ended June 30, 2021	53.70	0.17	24.81	24.98	(0.21)	(1.63)	(1.84)
Year Ended June 30, 2020	58.34	0.30	(2.30)	(2.00)	(0.26)	(2.38)	(2.64)
Year Ended June 30, 2019	60.52	0.29	1.12	1.41	(0.20)	(3.39)	(3.59)
Year Ended June 30, 2018	55.69	0.26	7.67	7.93	(0.23)	(2.87)	(3.10)
Year Ended June 30, 2017	47.50	0.28	9.37	9.65	(0.21)	(1.25)	(1.46)

Class R2
Six Months Ended December 31, 2021 (Unaudited)	63.47	(0.08)	2.14	2.06	—	(12.48)	(12.48)
Year Ended June 30, 2021	44.70	(0.15)	20.59	20.44	(0.04)	(1.63)	(1.67)
Year Ended June 30, 2020	48.98	0.01	(1.91)	(1.90)	—	(2.38)	(2.38)
Year Ended June 30, 2019	51.44	— (f)	0.93	0.93	—	(3.39)	(3.39)
Year Ended June 30, 2018	47.81	(0.03)	6.55	6.52	(0.02)	(2.87)	(2.89)
Year Ended June 30, 2017	41.08	— (f)	8.08	8.08	(0.10)	(1.25)	(1.35)

Class R3
Six Months Ended December 31, 2021 (Unaudited)	64.53	— (f)	2.18	2.18	—	(12.48)	(12.48)
Year Ended June 30, 2021	45.38	— (f)	20.92	20.92	(0.14)	(1.63)	(1.77)
Year Ended June 30, 2020	49.73	0.13	(1.93)	(1.80)	(0.17)	(2.38)	(2.55)
Year Ended June 30, 2019	52.13	0.13	0.92	1.05	(0.06)	(3.39)	(3.45)
Year Ended June 30, 2018	48.54	0.12	6.63	6.75	(0.29)	(2.87)	(3.16)
September 9, 2016 (h) through June 30, 2017	43.22	0.12	6.68	6.80	(0.23)	(1.25)	(1.48)

Class R4
Six Months Ended December 31, 2021 (Unaudited)	76.73	0.09	2.68	2.77	(0.08)	(12.48)	(12.56)
Year Ended June 30, 2021	53.63	0.17	24.78	24.95	(0.22)	(1.63)	(1.85)
Year Ended June 30, 2020	58.26	0.29	(2.29)	(2.00)	(0.25)	(2.38)	(2.63)
Year Ended June 30, 2019	60.42	0.29	1.12	1.41	(0.18)	(3.39)	(3.57)
Year Ended June 30, 2018	55.64	0.33	7.59	7.92	(0.27)	(2.87)	(3.14)
September 9, 2016 (h) through June 30, 2017	49.28	0.23	7.63	7.86	(0.25)	(1.25)	(1.50)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Amount rounds to less than 0.005%.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$54.75	4.09%	$783,211	1.27%	(0.04)%	1.27%	6%
65.04	46.60	846,460	1.26	(0.03)	1.27	29
45.69	(4.11)	653,887	1.26	0.25	1.27	23
50.05	2.82	791,846	1.23	0.24	1.25	23
52.43	14.33	1,095,395	1.24	0.19	1.26	17
48.63	20.14	1,135,394	1.29	0.24	1.35	21

34.18	3.83	79,349	1.75	(0.52)	1.75	6
45.39	45.91	87,848	1.74	(0.50)	1.74	29
32.42	(4.56)	80,258	1.74	(0.24)	1.75	23
36.25	2.31	111,453	1.73	(0.25)	1.75	23
39.12	13.76	143,030	1.74	(0.32)	1.76	17
37.07	19.53	171,352	1.79	(0.25)	1.84	21

67.09	4.25	3,790,682	0.99	0.23	0.99	6
76.84	47.01	4,239,905	0.98	0.25	0.99	29
53.70	(3.83)	3,240,725	0.98	0.54	0.99	23
58.34	3.05	2,720,056	0.98	0.51	1.00	23
60.52	14.61	2,868,739	0.98	0.45	1.00	17
55.69	20.50	2,722,213	0.99	0.54	1.07	21

53.05	3.99	7,688	1.49	(0.26)	1.52	6
63.47	46.28	7,744	1.48	(0.26)	1.51	29
44.70	(4.32)	6,746	1.49	0.02	1.52	23
48.98	2.56	9,718	1.48	0.00 (g)	1.52	23
51.44	14.02	12,133	1.49	(0.06)	1.52	17
47.81	19.85	13,078	1.53	0.00 (g)	1.73	21

54.23	4.11	5,902	1.24	(0.01)	1.24	6
64.53	46.66	5,829	1.23	0.00 (g)	1.24	29
45.38	(4.08)	2,948	1.24	0.28	1.24	23
49.73	2.79	2,597	1.23	0.26	1.25	23
52.13	14.33	2,542	1.23	0.24	1.30	17
48.54	15.92	104	1.24	0.32	1.36	21

66.94	4.24	852	0.99	0.24	1.00	6
76.73	47.01	834	0.98	0.25	1.00	29
53.63	(3.83)	449	0.98	0.53	1.01	23
58.26	3.05	475	0.98	0.50	1.03	23
60.42	14.61	624	0.98	0.57	1.07	17
55.64	16.14	60	0.99	0.55	1.14	21

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	67

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Small Cap Equity Fund (continued)
Class R5
Six Months Ended December 31, 2021 (Unaudited)	$77.14	$0.17	$2.70	$2.87	$(0.20)	$(12.48)	$(12.68)
Year Ended June 30, 2021	53.88	0.30	24.90	25.20	(0.31)	(1.63)	(1.94)
Year Ended June 30, 2020	58.51	0.40	(2.30)	(1.90)	(0.35)	(2.38)	(2.73)
Year Ended June 30, 2019	60.69	0.41	1.11	1.52	(0.31)	(3.39)	(3.70)
Year Ended June 30, 2018	55.84	0.37	7.70	8.07	(0.35)	(2.87)	(3.22)
Year Ended June 30, 2017	47.57	0.36	9.42	9.78	(0.26)	(1.25)	(1.51)

Class R6
Six Months Ended December 31, 2021 (Unaudited)	77.14	0.19	2.69	2.88	(0.24)	(12.48)	(12.72)
Year Ended June 30, 2021	53.87	0.34	24.90	25.24	(0.34)	(1.63)	(1.97)
Year Ended June 30, 2020	58.50	0.44	(2.30)	(1.86)	(0.39)	(2.38)	(2.77)
Year Ended June 30, 2019	60.68	0.44	1.11	1.55	(0.34)	(3.39)	(3.73)
Year Ended June 30, 2018	55.83	0.41	7.69	8.10	(0.38)	(2.87)	(3.25)
Year Ended June 30, 2017	47.57	0.46	9.34	9.80	(0.29)	(1.25)	(1.54)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$67.33	4.35%	$1,094,510	0.80%	0.44%	0.84%	6%
77.14	47.29	1,309,013	0.79	0.44	0.84	29
53.88	(3.65)	984,863	0.80	0.71	0.84	23
58.51	3.26	1,214,075	0.79	0.70	0.85	23
60.69	14.83	1,255,251	0.79	0.64	0.85	17
55.84	20.74	1,267,593	0.79	0.68	0.86	21

67.30	4.37	2,380,688	0.74	0.50	0.74	6
77.14	47.39	2,069,498	0.73	0.50	0.74	29
53.87	(3.60)	1,625,610	0.74	0.78	0.74	23
58.50	3.33	1,425,704	0.73	0.76	0.75	23
60.68	14.89	1,450,525	0.73	0.71	0.75	17
55.83	20.80	978,649	0.74	0.85	0.76	21

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	69

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Small Cap Growth Fund
Class A
Six Months Ended December 31, 2021 (Unaudited)	$25.86	$(0.12)		$(1.75)	$(1.87)	$—	$(3.28)	$(3.28)
Year Ended June 30, 2021	18.70	(0.23)		9.22	8.99	(0.01)	(1.82)	(1.83)
Year Ended June 30, 2020	17.00	(0.11)		2.88	2.77	—	(1.07)	(1.07)
Year Ended June 30, 2019	18.45	(0.11)		0.67	0.56	—	(2.01)	(2.01)
Year Ended June 30, 2018	14.81	(0.14	)(f)	5.11	4.97	—	(1.33)	(1.33)
Year Ended June 30, 2017	11.43	(0.10)		3.94	3.84	—	(0.46)	(0.46)

Class C
Six Months Ended December 31, 2021 (Unaudited)	16.62	(0.12)		(1.15)	(1.27)	—	(3.28)	(3.28)
Year Ended June 30, 2021	12.53	(0.23)		6.14	5.91	—	(1.82)	(1.82)
Year Ended June 30, 2020	11.78	(0.13)		1.95	1.82	—	(1.07)	(1.07)
Year Ended June 30, 2019	13.55	(0.14)		0.38	0.24	—	(2.01)	(2.01)
Year Ended June 30, 2018	11.23	(0.16	)(f)	3.81	3.65	—	(1.33)	(1.33)
Year Ended June 30, 2017	8.82	(0.13)		3.00	2.87	—	(0.46)	(0.46)

Class I
Six Months Ended December 31, 2021 (Unaudited)	29.53	(0.10)		(1.99)	(2.09)	—	(3.28)	(3.28)
Year Ended June 30, 2021	21.14	(0.20)		10.46	10.26	(0.05)	(1.82)	(1.87)
Year Ended June 30, 2020	19.05	(0.07)		3.24	3.17	(0.01)	(1.07)	(1.08)
Year Ended June 30, 2019	20.35	(0.08)		0.79	0.71	—	(2.01)	(2.01)
Year Ended June 30, 2018	16.18	(0.11	)(f)	5.61	5.50	—	(1.33)	(1.33)
Year Ended June 30, 2017	12.42	(0.07)		4.29	4.22	—	(0.46)	(0.46)

Class L
Six Months Ended December 31, 2021 (Unaudited)	30.73	(0.09)		(2.05)	(2.14)	—	(3.28)	(3.28)
Year Ended June 30, 2021	21.93	(0.16)		10.85	10.69	(0.07)	(1.82)	(1.89)
Year Ended June 30, 2020	19.71	(0.04)		3.36	3.32	(0.03)	(1.07)	(1.10)
Year Ended June 30, 2019	20.95	(0.05)		0.82	0.77	—	(2.01)	(2.01)
Year Ended June 30, 2018	16.60	(0.08	)(f)	5.76	5.68	—	(1.33)	(1.33)
Year Ended June 30, 2017	12.72	(0.05)		4.39	4.34	—	(0.46)	(0.46)

Class R2
Six Months Ended December 31, 2021 (Unaudited)	24.55	(0.14)		(1.67)	(1.81)	—	(3.28)	(3.28)
Year Ended June 30, 2021	17.85	(0.27)		8.79	8.52	—	(1.82)	(1.82)
Year Ended June 30, 2020	16.31	(0.14)		2.75	2.61	—	(1.07)	(1.07)
Year Ended June 30, 2019	17.84	(0.15)		0.63	0.48	—	(2.01)	(2.01)
Year Ended June 30, 2018	14.39	(0.17	)(f)	4.95	4.78	—	(1.33)	(1.33)
Year Ended June 30, 2017	11.15	(0.13)		3.83	3.70	—	(0.46)	(0.46)

Class R3
Six Months Ended December 31, 2021 (Unaudited)	25.79	(0.12)		(1.74)	(1.86)	—	(3.28)	(3.28)
Year Ended June 30, 2021	18.66	(0.23)		9.21	8.98	(0.03)	(1.82)	(1.85)
Year Ended June 30, 2020	17.00	(0.11)		2.87	2.76	(0.03)	(1.07)	(1.10)
Year Ended June 30, 2019	18.45	(0.10)		0.66	0.56	—	(2.01)	(2.01)
July 31, 2017 (g) through June 30, 2018	15.17	(0.13	)(f)	4.74	4.61	—	(1.33)	(1.33)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$20.71	(6.86)%	$634,105	1.24%	(0.99)%		1.26%	16%
25.86	48.64	760,153	1.23	(0.95)		1.25	52
18.70	16.92	500,357	1.24	(0.63)		1.27	51
17.00	5.08	400,127	1.24	(0.68)		1.27	58
18.45	35.14	337,933	1.24	(0.83	)(f)	1.29	58
14.81	34.36	196,403	1.24	(0.75)		1.40	42

12.07	(7.07)	72,342	1.74	(1.49)		1.76	16
16.62	47.95	90,880	1.73	(1.44)		1.74	52
12.53	16.32	62,434	1.74	(1.13)		1.77	51
11.78	4.51	58,288	1.74	(1.17)		1.77	58
13.55	34.56	43,116	1.74	(1.32	)(f)	1.77	58
11.23	33.51	20,352	1.74	(1.25)		1.85	42

24.16	(6.75)	861,106	0.99	(0.74)		1.00	16
29.53	49.03	1,013,916	0.98	(0.70)		0.99	52
21.14	17.19	466,094	0.99	(0.37)		1.01	51
19.05	5.36	289,094	0.99	(0.43)		1.02	58
20.35	35.45	268,082	0.99	(0.57	)(f)	1.02	58
16.18	34.69	110,644	1.00	(0.50)		1.12	42

25.31	(6.65)	902,328	0.84	(0.59)		0.85	16
30.73	49.21	1,096,814	0.84	(0.55)		0.84	52
21.93	17.40	735,649	0.84	(0.23)		0.86	51
19.71	5.51	568,539	0.84	(0.27)		0.86	58
20.95	35.65	434,286	0.84	(0.43	)(f)	0.86	58
16.60	34.82	360,044	0.85	(0.35)		0.93	42

19.46	(6.99)	25,922	1.49	(1.24)		1.52	16
24.55	48.29	31,503	1.49	(1.19)		1.51	52
17.85	16.64	24,496	1.49	(0.88)		1.52	51
16.31	4.79	26,011	1.49	(0.94)		1.52	58
17.84	34.83	31,569	1.49	(1.08	)(f)	1.52	58
14.39	33.96	23,569	1.49	(1.00)		1.70	42

20.65	(6.84)	8,884	1.24	(0.98)		1.27	16
25.79	48.67	9,313	1.24	(0.95)		1.27	52
18.66	16.86	5,217	1.24	(0.63)		1.29	51
17.00	5.08	1,072	1.24	(0.63)		1.37	58
18.45	31.93	446	1.23	(0.80	)(f)	1.28	58

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	71

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Small Cap Growth Fund (continued)
Class R4
Six Months Ended December 31, 2021 (Unaudited)	$26.08	$(0.09)		$(1.76)	$(1.85)	$—	$(3.28)	$(3.28)
Year Ended June 30, 2021	18.83	(0.17)		9.29	9.12	(0.05)	(1.82)	(1.87)
Year Ended June 30, 2020	17.09	(0.06)		2.90	2.84	(0.03)	(1.07)	(1.10)
Year Ended June 30, 2019	18.50	(0.07)		0.67	0.60	—	(2.01)	(2.01)
July 31, 2017 (g) through June 30, 2018	15.17	(0.09	)(f)	4.75	4.66	—	(1.33)	(1.33)

Class R5
Six Months Ended December 31, 2021 (Unaudited)	30.76	(0.09)		(2.05)	(2.14)	—	(3.28)	(3.28)
Year Ended June 30, 2021	21.95	(0.16)		10.86	10.70	(0.07)	(1.82)	(1.89)
Year Ended June 30, 2020	19.72	(0.04)		3.36	3.32	(0.02)	(1.07)	(1.09)
Year Ended June 30, 2019	20.96	(0.07)		0.84	0.77	—	(2.01)	(2.01)
Year Ended June 30, 2018	16.60	(0.07	)(f)	5.76	5.69	—	(1.33)	(1.33)
September 9, 2016 (g) through June 30, 2017	13.75	(0.04)		3.35	3.31	—	(0.46)	(0.46)

Class R6
Six Months Ended December 31, 2021 (Unaudited)	31.17	(0.07)		(2.09)	(2.16)	—	(3.28)	(3.28)
Year Ended June 30, 2021	22.21	(0.13)		10.99	10.86	(0.08)	(1.82)	(1.90)
Year Ended June 30, 2020	19.95	(0.02)		3.40	3.38	(0.05)	(1.07)	(1.12)
Year Ended June 30, 2019	21.16	(0.03)		0.83	0.80	—	(2.01)	(2.01)
Year Ended June 30, 2018	16.73	(0.06	)(f)	5.82	5.76	—	(1.33)	(1.33)
Year Ended June 30, 2017	12.80	(0.04)		4.43	4.39	—	(0.46)	(0.46)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$20.95	(6.73)%	$5,532	0.99%	(0.73)%		1.00%	16%
26.08	49.01	5,878	0.98	(0.69)		0.99	52
18.83	17.25	2,821	0.99	(0.38)		1.04	51
17.09	5.30	1,336	0.99	(0.39)		1.01	58
18.50	32.28	726	0.99	(0.53	)(f)	1.17	58

25.34	(6.64)	36,296	0.84	(0.59)		0.85	16
30.76	49.22	40,613	0.84	(0.55)		0.85	52
21.95	17.37	22,261	0.84	(0.23)		0.86	51
19.72	5.50	13,817	0.84	(0.34)		0.86	58
20.96	35.71	28,656	0.84	(0.37	)(f)	0.88	58
16.60	24.72	1,186	0.82	(0.31)		0.84	42

25.73	(6.62)	3,405,211	0.74	(0.49)		0.75	16
31.17	49.40	3,794,115	0.74	(0.45)		0.74	52
22.21	17.49	2,140,824	0.74	(0.12)		0.76	51
19.95	5.60	1,518,382	0.74	(0.16)		0.76	58
21.16	35.86	1,045,098	0.74	(0.32	)(f)	0.76	58
16.73	34.99	603,730	0.75	(0.25)		0.76	42

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	73

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Small Cap Sustainable Leaders Fund (formerly known as JPMorgan Small Cap Core Fund)
Class A
Six Months Ended December 31, 2021 (Unaudited)	$69.13	$(0.15)		$(4.50)	$(4.65)	$—	$(19.89)	$(19.89)
Year Ended June 30, 2021	42.12	(0.01)		27.38	27.37	(0.36)	—	(0.36)
Year Ended June 30, 2020	49.98	0.15		(6.00)	(5.85)	(0.15)	(1.86)	(2.01)
Year Ended June 30, 2019	57.16	0.11		(3.52)	(3.41)	(0.02)	(3.75)	(3.77)
Year Ended June 30, 2018	52.32	0.04	(f)	9.19	9.23	(0.01)	(4.38)	(4.39)
Year Ended June 30, 2017	45.88	(0.04)		11.81	11.77	(0.20)	(5.13)	(5.33)

Class C
Six Months Ended December 31, 2021 (Unaudited)	67.97	(0.31)		(4.42)	(4.73)	—	(19.89)	(19.89)
Year Ended June 30, 2021	41.41	(0.28)		26.91	26.63	(0.07)	—	(0.07)
Year Ended June 30, 2020	49.27	(0.07)		(5.93)	(6.00)	—	(1.86)	(1.86)
Year Ended June 30, 2019	56.67	(0.15)		(3.50)	(3.65)	—	(3.75)	(3.75)
Year Ended June 30, 2018	52.14	(0.24	)(f)	9.15	8.91	—	(4.38)	(4.38)
Year Ended June 30, 2017	45.86	(0.24)		11.74	11.50	(0.09)	(5.13)	(5.22)

Class I
Six Months Ended December 31, 2021 (Unaudited)	69.56	(0.08)		(4.51)	(4.59)	—	(19.89)	(19.89)
Year Ended June 30, 2021	42.35	0.10		27.58	27.68	(0.47)	—	(0.47)
Year Ended June 30, 2020	50.25	0.28		(6.03)	(5.75)	(0.29)	(1.86)	(2.15)
Year Ended June 30, 2019	57.44	0.23		(3.55)	(3.32)	(0.12)	(3.75)	(3.87)
Year Ended June 30, 2018	52.58	0.17	(f)	9.24	9.41	(0.17)	(4.38)	(4.55)
January 3, 2017 (g) through June 30, 2017	50.44	0.07		2.07	2.14	—	—	—

Class R2
Six Months Ended December 31, 2021 (Unaudited)	68.98	(0.24)		(4.48)	(4.72)	—	(19.89)	(19.89)
Year Ended June 30, 2021	42.07	(0.16)		27.35	27.19	(0.28)	—	(0.28)
Year Ended June 30, 2020	50.01	0.05		(6.02)	(5.97)	(0.11)	(1.86)	(1.97)
Year Ended June 30, 2019	57.32	0.04		(3.60)	(3.56)	—	(3.75)	(3.75)
July 31, 2017 (g) through June 30, 2018	53.24	(0.08	)(f)	8.58	8.50	(0.04)	(4.38)	(4.42)

Class R3
Six Months Ended December 31, 2021 (Unaudited)	69.34	(0.16)		(4.49)	(4.65)	—	(19.89)	(19.89)
Year Ended June 30, 2021	42.23	—	(h)	27.45	27.45	(0.34)	—	(0.34)
Year Ended June 30, 2020	50.18	0.16		(6.02)	(5.86)	(0.23)	(1.86)	(2.09)
Year Ended June 30, 2019	57.40	0.26		(3.71)	(3.45)	(0.02)	(3.75)	(3.77)
July 31, 2017 (g) through June 30, 2018	53.24	0.05	(f)	8.58	8.63	(0.09)	(4.38)	(4.47)

Class R4
Six Months Ended December 31, 2021 (Unaudited)	69.59	(0.07)		(4.52)	(4.59)	—	(19.89)	(19.89)
Year Ended June 30, 2021	42.37	0.14		27.55	27.69	(0.47)	—	(0.47)
Year Ended June 30, 2020	50.28	0.28		(6.03)	(5.75)	(0.30)	(1.86)	(2.16)
Year Ended June 30, 2019	57.48	0.23		(3.56)	(3.33)	(0.12)	(3.75)	(3.87)
July 31, 2017 (g) through June 30, 2018	53.24	0.18	(f)	8.58	8.76	(0.14)	(4.38)	(4.52)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Commencement of offering of class of shares.
(h)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$44.59	(5.95)%	$6,537	1.14%	(0.48)%		1.35%	110%
69.13	65.16	7,279	1.23	(0.03)		1.32	83
42.12	(12.40)	4,127	1.24	0.33		1.38	102
49.98	(5.48)	5,896	1.23	0.21		1.36	74
57.16	18.37	4,624	1.24	0.07	(f)	1.41	39
52.32	26.29	2,203	1.24	(0.07)		1.45	61

43.35	(6.17)	1,583	1.64	(0.99)		1.85	110
67.97	64.35	1,944	1.73	(0.50)		1.81	83
41.41	(12.84)	1,690	1.74	(0.16)		1.82	102
49.27	(5.97)	2,307	1.73	(0.30)		1.86	74
56.67	17.79	1,816	1.74	(0.45	)(f)	1.90	39
52.14	25.68	1,017	1.74	(0.47)		1.96	61

45.08	(5.82)	16,286	0.89	(0.25)		1.07	110
69.56	65.58	34,171	0.99	0.17		1.03	83
42.35	(12.18)	13,264	0.99	0.61		1.06	102
50.25	(5.24)	13,211	0.98	0.45		1.09	74
57.44	18.64	15,557	0.99	0.32	(f)	1.12	39
52.58	4.24	3,545	0.99	0.26		1.21	61

44.37	(6.06)	358	1.39	(0.74)		1.67	110
68.98	64.76	481	1.48	(0.28)		1.68	83
42.07	(12.62)	180	1.49	0.11		1.69	102
50.01	(5.73)	166	1.48	0.08		2.08	74
57.32	16.67	24	1.49	(0.15	)(f)	1.72	39

44.80	(5.93)	4,214	1.14	(0.49)		1.32	110
69.34	65.16	5,418	1.23	(0.01)		1.28	83
42.23	(12.40)	3,692	1.24	0.36		1.30	102
50.18	(5.51)	3,768	1.23	0.53		1.59	74
57.40	16.94	24	1.24	0.10	(f)	1.46	39

45.11	(5.82)	2,444	0.89	(0.22)		1.08	110
69.59	65.58	2,557	0.99	0.25		1.04	83
42.37	(12.17)	2,125	0.99	0.61		1.06	102
50.28	(5.26)	1,941	0.98	0.45		1.10	74
57.48	17.21	1,536	0.99	0.36	(f)	1.11	39

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	75

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Small Cap Sustainable Leaders Fund (formerly known as JPMorgan Small Cap Core Fund) (continued)
Class R5
Six Months Ended December 31, 2021 (Unaudited)	$69.85	$(0.01)		$(4.53)	$(4.54)	$—	$(19.89)	$(19.89)
Year Ended June 30, 2021	42.51	0.25		27.65	27.90	(0.56)	—	(0.56)
Year Ended June 30, 2020	50.42	0.36		(6.04)	(5.68)	(0.37)	(1.86)	(2.23)
Year Ended June 30, 2019	57.63	0.33		(3.58)	(3.25)	(0.21)	(3.75)	(3.96)
Year Ended June 30, 2018	52.64	0.26	(f)	9.28	9.54	(0.17)	(4.38)	(4.55)
Year Ended June 30, 2017	45.90	0.20		11.83	12.03	(0.16)	(5.13)	(5.29)

Class R6
Six Months Ended December 31, 2021 (Unaudited)	69.75	—	(g)	(4.52)	(4.52)	—	(19.89)	(19.89)
Year Ended June 30, 2021	42.45	0.28		27.61	27.89	(0.59)	—	(0.59)
Year Ended June 30, 2020	50.34	0.39		(6.02)	(5.63)	(0.40)	(1.86)	(2.26)
Year Ended June 30, 2019	57.55	0.39		(3.61)	(3.22)	(0.24)	(3.75)	(3.99)
Year Ended June 30, 2018	52.57	0.33	(f)	9.23	9.56	(0.20)	(4.38)	(4.58)
Year Ended June 30, 2017	45.90	0.29		11.76	12.05	(0.25)	(5.13)	(5.38)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$45.42	(5.72)%	$136,688	0.70%	(0.04)%		0.92%	110%
69.85	65.89	165,829	0.80	0.44		0.89	83
42.51	(12.02)	148,185	0.80	0.78		0.90	102
50.42	(5.07)	215,630	0.79	0.63		0.93	74
57.63	18.88	223,933	0.79	0.48	(f)	0.97	39
52.64	26.87	187,198	0.79	0.40		1.11	61

45.34	(5.70)	130,738	0.65	0.01		0.82	110
69.75	65.98	148,507	0.74	0.49		0.78	83
42.45	(11.95)	176,598	0.74	0.84		0.80	102
50.34	(5.02)	206,625	0.73	0.75		0.83	74
57.55	18.95	66,306	0.74	0.59	(f)	0.86	39
52.57	26.94	16,782	0.74	0.56		0.98	61

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	77

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Small Cap Value Fund
Class A
Six Months Ended December 31, 2021 (Unaudited)	$32.06	$0.07		$0.76	$0.83	$(0.08)	$(4.87)	$(4.95)
Year Ended June 30, 2021	18.48	0.12		13.59	13.71	(0.13)	—	(0.13)
Year Ended June 30, 2020	23.65	0.16		(3.82)	(3.66)	(0.18)	(1.33)	(1.51)
Year Ended June 30, 2019	30.42	0.21		(3.28)	(3.07)	(0.24)	(3.46)	(3.70)
Year Ended June 30, 2018	29.18	0.20	(f)	3.01	3.21	(0.23)	(1.74)	(1.97)
Year Ended June 30, 2017	24.64	0.11	(f)	4.58	4.69	(0.13)	(0.02)	(0.15)

Class C
Six Months Ended December 31, 2021 (Unaudited)	25.08	—	(g)	0.56	0.56	(0.04)	(4.87)	(4.91)
Year Ended June 30, 2021	14.52	0.01		10.64	10.65	(0.09)	—	(0.09)
Year Ended June 30, 2020	18.90	0.04		(2.97)	(2.93)	(0.12)	(1.33)	(1.45)
Year Ended June 30, 2019	25.21	0.07		(2.73)	(2.66)	(0.19)	(3.46)	(3.65)
Year Ended June 30, 2018	24.55	0.04	(f)	2.50	2.54	(0.14)	(1.74)	(1.88)
Year Ended June 30, 2017	20.82	(0.05	)(f)	3.87	3.82	(0.07)	(0.02)	(0.09)

Class I
Six Months Ended December 31, 2021 (Unaudited)	34.53	0.13		0.82	0.95	(0.12)	(4.87)	(4.99)
Year Ended June 30, 2021	19.88	0.21		14.62	14.83	(0.18)	—	(0.18)
Year Ended June 30, 2020	25.32	0.23		(4.11)	(3.88)	(0.23)	(1.33)	(1.56)
Year Ended June 30, 2019	32.25	0.31		(3.48)	(3.17)	(0.30)	(3.46)	(3.76)
Year Ended June 30, 2018	30.80	0.30	(f)	3.18	3.48	(0.29)	(1.74)	(2.03)
Year Ended June 30, 2017	25.97	0.20	(f)	4.81	5.01	(0.16)	(0.02)	(0.18)

Class R2
Six Months Ended December 31, 2021 (Unaudited)	31.62	0.04		0.74	0.78	(0.05)	(4.87)	(4.92)
Year Ended June 30, 2021	18.25	0.06		13.41	13.47	(0.10)	—	(0.10)
Year Ended June 30, 2020	23.37	0.11		(3.77)	(3.66)	(0.13)	(1.33)	(1.46)
Year Ended June 30, 2019	30.13	0.15		(3.25)	(3.10)	(0.20)	(3.46)	(3.66)
Year Ended June 30, 2018	28.94	0.12	(f)	2.98	3.10	(0.17)	(1.74)	(1.91)
Year Ended June 30, 2017	24.48	0.04	(f)	4.53	4.57	(0.09)	(0.02)	(0.11)

Class R3
Six Months Ended December 31, 2021 (Unaudited)	32.00	0.08		0.76	0.84	(0.09)	(4.87)	(4.96)
Year Ended June 30, 2021	18.45	0.13		13.56	13.69	(0.14)	—	(0.14)
Year Ended June 30, 2020	23.61	0.16		(3.81)	(3.65)	(0.18)	(1.33)	(1.51)
Year Ended June 30, 2019	30.38	0.23		(3.29)	(3.06)	(0.25)	(3.46)	(3.71)
Year Ended June 30, 2018	29.14	0.20	(f)	3.01	3.21	(0.23)	(1.74)	(1.97)
September 9, 2016 (h) through June 30, 2017	25.89	0.12	(f)	3.31	3.43	(0.16)	(0.02)	(0.18)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Amount rounds to less than $0.005.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$27.94	3.14%	$199,187	1.27%	0.46%		1.27%	22%
32.06	74.48	200,857	1.26	0.48		1.26	78
18.48	(16.78)	123,496	1.25	0.74		1.27	42
23.65	(9.73)	193,505	1.24	0.80		1.26	60
30.42	11.41	336,054	1.24	0.67	(f)	1.30	39
29.18	19.01	518,464	1.24	0.39	(f)	1.44	41

20.73	2.93	7,334	1.74	(0.03)		1.78	22
25.08	73.59	8,518	1.73	0.04		1.78	78
14.52	(17.14)	9,340	1.74	0.23		1.78	42
18.90	(10.18)	18,088	1.74	0.33		1.77	60
25.21	10.80	25,885	1.75	0.14	(f)	1.78	39
24.55	18.32	40,349	1.85	(0.21	)(f)	1.86	41

30.49	3.27	265,482	0.99	0.77		1.01	22
34.53	74.94	232,544	0.99	0.76		1.01	78
19.88	(16.55)	131,992	0.99	0.98		1.01	42
25.32	(9.49)	287,014	0.99	1.10		1.01	60
32.25	11.70	336,366	0.99	0.96	(f)	1.01	39
30.80	19.30	344,875	0.99	0.67	(f)	1.11	41

27.48	3.01	33,559	1.49	0.24		1.57	22
31.62	74.05	34,800	1.48	0.26		1.58	78
18.25	(16.96)	25,034	1.49	0.51		1.57	42
23.37	(9.94)	36,276	1.49	0.60		1.58	60
30.13	11.12	45,300	1.52	0.41	(f)	1.63	39
28.94	18.68	60,282	1.52	0.14	(f)	1.75	41

27.88	3.16	18,251	1.24	0.50		1.28	22
32.00	74.49	17,272	1.23	0.50		1.28	78
18.45	(16.77)	10,384	1.24	0.76		1.29	42
23.61	(9.72)	14,854	1.24	0.89		1.28	60
30.38	11.42	12,948	1.25	0.67	(f)	1.29	39
29.14	13.24	13,390	1.27	0.53	(f)	1.28	41

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	79

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Small Cap Value Fund (continued)
Class R4
Six Months Ended December 31, 2021 (Unaudited)	$34.52	$0.13		$0.83	$0.96	$(0.12)	$(4.87)	$(4.99)
Year Ended June 30, 2021	19.88	0.22		14.61	14.83	(0.19)	—	(0.19)
Year Ended June 30, 2020	25.28	0.19		(4.06)	(3.87)	(0.20)	(1.33)	(1.53)
Year Ended June 30, 2019	32.21	0.30		(3.47)	(3.17)	(0.30)	(3.46)	(3.76)
Year Ended June 30, 2018	30.77	0.32	(f)	3.14	3.46	(0.28)	(1.74)	(2.02)
September 9, 2016 (i) through June 30, 2017	27.30	0.18	(f)	3.49	3.67	(0.18)	(0.02)	(0.20)

Class R5
Six Months Ended December 31, 2021 (Unaudited)	34.56	0.15		0.84	0.99	(0.14)	(4.87)	(5.01)
Year Ended June 30, 2021	19.89	0.24		14.64	14.88	(0.21)	—	(0.21)
Year Ended June 30, 2020	25.34	0.26		(4.11)	(3.85)	(0.27)	(1.33)	(1.60)
Year Ended June 30, 2019	32.26	0.34		(3.47)	(3.13)	(0.33)	(3.46)	(3.79)
Year Ended June 30, 2018	30.80	0.35	(f)	3.17	3.52	(0.32)	(1.74)	(2.06)
Year Ended June 30, 2017	25.97	0.23	(f)	4.81	5.04	(0.19)	(0.02)	(0.21)

Class R6
Six Months Ended December 31, 2021 (Unaudited)	34.62	0.17		0.83	1.00	(0.16)	(4.87)	(5.03)
Year Ended June 30, 2021	19.92	0.27		14.66	14.93	(0.23)	—	(0.23)
Year Ended June 30, 2020	25.38	0.29		(4.13)	(3.84)	(0.29)	(1.33)	(1.62)
Year Ended June 30, 2019	32.30	0.38		(3.49)	(3.11)	(0.35)	(3.46)	(3.81)
Year Ended June 30, 2018	30.83	0.38	(f)	3.18	3.56	(0.35)	(1.74)	(2.09)
Year Ended June 30, 2017	25.99	0.27	(f)	4.82	5.09	(0.23)	(0.02)	(0.25)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(i)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$30.49	3.30%	$28,152	0.99%	0.74%		1.01%	22%
34.52	74.92	28,524	0.98	0.69		1.00	78
19.88	(16.52)	464	0.99	0.92		1.16	42
25.28	(9.51)	436	0.99	1.10		1.04	60
32.21	11.65	102	1.01	1.03	(f)	1.27	39
30.77	13.44	39	1.06	0.75	(f)	1.10	41

30.54	3.39	51,361	0.86	0.85		0.86	22
34.56	75.16	58,262	0.86	0.87		0.86	78
19.89	(16.44)	30,637	0.85	1.11		0.87	42
25.34	(9.35)	69,857	0.84	1.21		0.86	60
32.26	11.85	131,506	0.84	1.11	(f)	0.87	39
30.80	19.43	130,338	0.88	0.77	(f)	0.89	41

30.59	3.41	947,414	0.76	0.98		0.76	22
34.62	75.36	929,661	0.76	0.98		0.76	78
19.92	(16.37)	624,226	0.75	1.24		0.76	42
25.38	(9.25)	933,252	0.74	1.36		0.76	60
32.30	11.97	1,040,121	0.74	1.21	(f)	0.76	39
30.83	19.59	1,007,466	0.76	0.90	(f)	0.76	41

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	81

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SMID Cap Equity Fund
Class A
Six Months Ended December 31, 2021 (Unaudited)	$21.12	$(0.02)	$1.82	$1.80	$—	$(4.20)	$(4.20)
Year Ended June 30, 2021	15.52	0.01	6.32	6.33	(0.10)	(0.63)	(0.73)
Year Ended June 30, 2020	18.24	0.11	(0.71)	(0.60)	(0.09)	(2.03)	(2.12)
Year Ended June 30, 2019	22.76	0.10	(0.28)	(0.18)	(0.08)	(4.26)	(4.34)
Year Ended June 30, 2018	22.11	0.15	2.29	2.44	(0.13)	(1.66)	(1.79)
Year Ended June 30, 2017	19.48	0.08	2.62	2.70	(0.07)	— (f)	(0.07)

Class C
Six Months Ended December 31, 2021 (Unaudited)	16.25	(0.06)	1.36	1.30	—	(4.20)	(4.20)
Year Ended June 30, 2021	12.08	(0.06)	4.89	4.83	(0.03)	(0.63)	(0.66)
Year Ended June 30, 2020	14.64	0.01	(0.52)	(0.51)	(0.02)	(2.03)	(2.05)
Year Ended June 30, 2019	19.23	— (f)	(0.30)	(0.30)	(0.03)	(4.26)	(4.29)
Year Ended June 30, 2018	18.90	0.04	1.96	2.00	(0.01)	(1.66)	(1.67)
Year Ended June 30, 2017	16.72	(0.04)	2.24	2.20	(0.02)	— (f)	(0.02)

Class I
Six Months Ended December 31, 2021 (Unaudited)	22.81	— (f)	1.98	1.98	—	(4.20)	(4.20)
Year Ended June 30, 2021	16.71	0.06	6.82	6.88	(0.15)	(0.63)	(0.78)
Year Ended June 30, 2020	19.48	0.16	(0.78)	(0.62)	(0.12)	(2.03)	(2.15)
Year Ended June 30, 2019	24.01	0.16	(0.29)	(0.13)	(0.14)	(4.26)	(4.40)
Year Ended June 30, 2018	23.22	0.22	2.41	2.63	(0.18)	(1.66)	(1.84)
Year Ended June 30, 2017	20.43	0.14	2.75	2.89	(0.10)	— (f)	(0.10)

Class R3
Six Months Ended December 31, 2021 (Unaudited)	21.08	(0.03)	1.82	1.79	—	(4.20)	(4.20)
Year Ended June 30, 2021	15.41	0.03	6.27	6.30	—	(0.63)	(0.63)
Year Ended June 30, 2020	18.12	0.11	(0.70)	(0.59)	(0.09)	(2.03)	(2.12)
Year Ended June 30, 2019	22.70	0.11	(0.31)	(0.20)	(0.12)	(4.26)	(4.38)
Year Ended June 30, 2018	22.08	0.13	2.32	2.45	(0.17)	(1.66)	(1.83)
September 9, 2016 (h) through June 30, 2017	19.97	0.11	2.09	2.20	(0.09)	— (f)	(0.09)

Class R4
Six Months Ended December 31, 2021 (Unaudited)	22.70	— (f)	1.98	1.98	—	(4.20)	(4.20)
Year Ended June 30, 2021	16.64	0.05	6.79	6.84	(0.15)	(0.63)	(0.78)
Year Ended June 30, 2020	19.41	0.15	(0.76)	(0.61)	(0.13)	(2.03)	(2.16)
Year Ended June 30, 2019	23.95	0.16	(0.29)	(0.13)	(0.15)	(4.26)	(4.41)
Year Ended June 30, 2018	23.20	0.19	2.44	2.63	(0.22)	(1.66)	(1.88)
September 9, 2016 (h) through June 30, 2017	20.95	0.12	2.24	2.36	(0.11)	— (f)	(0.11)

Class R6
Six Months Ended December 31, 2021 (Unaudited)	22.83	0.03	1.99	2.02	—	(4.20)	(4.20)
Year Ended June 30, 2021	16.73	0.11	6.82	6.93	(0.20)	(0.63)	(0.83)
Year Ended June 30, 2020	19.49	0.21	(0.76)	(0.55)	(0.18)	(2.03)	(2.21)
Year Ended June 30, 2019	24.04	0.21	(0.30)	(0.09)	(0.20)	(4.26)	(4.46)
Year Ended June 30, 2018	23.25	0.27	2.42	2.69	(0.24)	(1.66)	(1.90)
Year Ended June 30, 2017	20.42	0.19	2.76	2.95	(0.12)	— (f)	(0.12)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Amount rounds to less than 0.005%.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$18.72	9.23%	$176,339	1.14%	(0.23)%	1.21%	8%
21.12	41.59	171,962	1.11	0.06	1.20	122
15.52	(4.62)	154,019	1.14	0.62	1.22	92
18.24	0.81	204,131	1.14	0.49	1.31	82
22.76	11.18	314,171	1.14	0.65	1.29	62
22.11	13.91	304,927	1.14	0.40	1.38	70

13.35	8.90	21,400	1.64	(0.73)	1.70	8
16.25	40.87	22,348	1.60	(0.42)	1.69	122
12.08	(5.06)	27,417	1.64	0.10	1.73	92
14.64	0.24	42,429	1.64	0.00 (g)	1.79	82
19.23	10.69	62,925	1.64	0.18	1.78	62
18.90	13.20	81,761	1.74	(0.21)	1.87	70

20.59	9.33	146,899	0.89	0.02	0.95	8
22.81	41.95	148,567	0.86	0.29	0.94	122
16.71	(4.40)	119,926	0.89	0.85	0.96	92
19.48	1.05	188,694	0.89	0.75	1.04	82
24.01	11.47	296,876	0.89	0.91	1.02	62
23.22	14.17	310,316	0.89	0.65	1.11	70

18.67	9.19	2,247	1.14	(0.23)	1.20	8
21.08	41.57	2,223	1.08	0.20	1.18	122
15.41	(4.58)	12,615	1.14	0.63	1.20	92
18.12	0.76	15,456	1.14	0.55	1.29	82
22.70	11.22	13,823	1.14	0.59	1.27	62
22.08	11.07	8,854	1.15	0.64	1.34	70

20.48	9.38	1,102	0.89	0.02	0.94	8
22.70	41.87	1,146	0.86	0.26	0.93	122
16.64	(4.38)	562	0.89	0.82	0.98	92
19.41	1.06	1,202	0.89	0.76	1.04	82
23.95	11.46	1,157	0.89	0.80	1.11	62
23.20	11.30	22	0.90	0.67	1.11	70

20.65	9.50	52,889	0.64	0.26	0.69	8
22.83	42.21	73,530	0.60	0.57	0.68	122
16.73	(4.08)	76,126	0.64	1.16	0.70	92
19.49	1.28	77,321	0.64	0.98	0.80	82
24.04	11.73	127,571	0.64	1.11	0.77	62
23.25	14.52	183,859	0.65	0.86	0.77	70

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	83

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Small Company Fund
Class A
Six Months Ended December 31, 2021 (Unaudited)	$23.54	$(0.02)		$0.50	$0.48	$—	$(5.32)	$(5.32)
Year Ended June 30, 2021	14.84	(0.01)		9.26	9.25	(0.04)	(0.51)	(0.55)
Year Ended June 30, 2020	15.96	0.03		(1.10)	(1.07)	(0.04)	(0.01)	(0.05)
Year Ended June 30, 2019	19.60	0.03		(1.81)	(1.78)	—	(1.86)	(1.86)
Year Ended June 30, 2018	18.10	—	(f)(g)	2.69	2.69	—	(1.19)	(1.19)
Year Ended June 30, 2017	15.09	—	(f)(g)	3.02	3.02	(0.01)	— (f)	(0.01)

Class C
Six Months Ended December 31, 2021 (Unaudited)	22.04	(0.07)		0.45	0.38	—	(5.32)	(5.32)
Year Ended June 30, 2021	13.96	(0.10)		8.69	8.59	—	(0.51)	(0.51)
Year Ended June 30, 2020	15.06	(0.05)		(1.04)	(1.09)	—	(0.01)	(0.01)
Year Ended June 30, 2019	18.70	(0.06)		(1.72)	(1.78)	—	(1.86)	(1.86)
Year Ended June 30, 2018	17.40	(0.09	)(g)	2.58	2.49	—	(1.19)	(1.19)
Year Ended June 30, 2017	14.57	(0.08	)(g)	2.91	2.83	—	— (f)	— (f)

Class I
Six Months Ended December 31, 2021 (Unaudited)	24.21	0.01		0.52	0.53	—	(5.32)	(5.32)
Year Ended June 30, 2021	15.25	0.04		9.51	9.55	(0.08)	(0.51)	(0.59)
Year Ended June 30, 2020	16.40	0.07		(1.12)	(1.05)	(0.09)	(0.01)	(0.10)
Year Ended June 30, 2019	20.05	0.07		(1.84)	(1.77)	(0.02)	(1.86)	(1.88)
Year Ended June 30, 2018	18.47	0.05	(g)	2.75	2.80	(0.03)	(1.19)	(1.22)
Year Ended June 30, 2017	15.40	0.04	(g)	3.08	3.12	(0.05)	— (f)	(0.05)

Class L
Six Months Ended December 31, 2021 (Unaudited)	24.18	0.03		0.52	0.55	(0.02)	(5.32)	(5.34)
Year Ended June 30, 2021	15.23	0.07		9.51	9.58	(0.12)	(0.51)	(0.63)
Year Ended June 30, 2020	16.38	0.10		(1.12)	(1.02)	(0.12)	(0.01)	(0.13)
Year Ended June 30, 2019	20.05	0.10		(1.86)	(1.76)	(0.05)	(1.86)	(1.91)
Year Ended June 30, 2018	18.46	0.08	(g)	2.76	2.84	(0.06)	(1.19)	(1.25)
Year Ended June 30, 2017	15.39	0.08	(g)	3.08	3.16	(0.09)	— (f)	(0.09)

Class R2
Six Months Ended December 31, 2021 (Unaudited)	22.92	(0.04)		0.47	0.43	—	(5.32)	(5.32)
Year Ended June 30, 2021	14.48	(0.06)		9.02	8.96	(0.01)	(0.51)	(0.52)
Year Ended June 30, 2020	15.58	(0.01)		(1.08)	(1.09)	—	(0.01)	(0.01)
Year Ended June 30, 2019	19.22	(0.01)		(1.77)	(1.78)	—	(1.86)	(1.86)
Year Ended June 30, 2018	17.81	(0.05	)(g)	2.65	2.60	—	(1.19)	(1.19)
Year Ended June 30, 2017	14.88	(0.04	)(g)	2.97	2.93	—	— (f)	— (f)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Amount rounds to less than 0.005%.
(i)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (excluding securities sold short) (c)

$18.70	2.83%	$132,676	1.22%	(0.13)%		1.22%	28%
23.54	63.19	135,165	1.22	(0.03)		1.22	94
14.84	(6.76)	94,883	1.22	0.18		1.23	52
15.96	(8.77)	136,432	1.22	0.16		1.22	64
19.60	15.40	210,050	1.22	0.00	(g)(h)	1.23	52
18.10	20.04	244,958	1.25	(0.01	)(g)	1.35	53

17.10	2.55	20,101	1.73	(0.65)		1.73	28
22.04	62.34	22,386	1.73	(0.56)		1.73	94
13.96	(7.25)	18,297	1.74	(0.34)		1.74	52
15.06	(9.22)	28,451	1.72	(0.35)		1.73	64
18.70	14.85	45,633	1.73	(0.50	)(g)	1.73	52
17.40	19.43	49,946	1.75	(0.51	)(g)	1.85	53

19.42	2.96	224,415	0.97	0.12		0.97	28
24.21	63.52	216,248	0.96	0.21		0.97	94
15.25	(6.51)	160,892	0.96	0.44		0.96	52
16.40	(8.49)	273,370	0.96	0.41		0.96	64
20.05	15.73	433,317	0.96	0.27	(g)	0.97	52
18.47	20.29	387,043	1.01	0.25	(g)	1.05	53

19.39	3.04	302,238	0.81	0.27		0.81	28
24.18	63.78	317,162	0.81	0.37		0.81	94
15.23	(6.37)	302,427	0.81	0.60		0.81	52
16.38	(8.42)	433,521	0.81	0.58		0.81	64
20.05	15.95	554,361	0.81	0.42	(g)	0.82	52
18.46	20.50	711,139	0.82	0.43	(g)	0.87	53

18.03	2.67	43,799	1.48	(0.39)		1.48	28
22.92	62.71	43,496	1.48	(0.31)		1.48	94
14.48	(7.01)	30,330	1.48	(0.09)		1.49	52
15.58	(8.95)	44,064	1.47	(0.07)		1.49	64
19.22	15.13	49,715	1.48	(0.25	)(g)	1.48	52
17.81	19.70	51,511	1.50	(0.24	)(g)	1.69	53

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	85

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Small Company Fund (continued)
Class R3
Six Months Ended December 31, 2021 (Unaudited)	$23.36	$(0.01)		$0.48	$0.47	$—	$(5.32)	$(5.32)
Year Ended June 30, 2021	14.74	(0.01)		9.20	9.19	(0.06)	(0.51)	(0.57)
Year Ended June 30, 2020	15.87	0.03		(1.10)	(1.07)	(0.05)	(0.01)	(0.06)
Year Ended June 30, 2019	19.50	0.04		(1.81)	(1.77)	— (f)	(1.86)	(1.86)
Year Ended June 30, 2018	18.03	0.01	(g)	2.68	2.69	(0.03)	(1.19)	(1.22)
September 9, 2016 (i) through June 30, 2017	16.02	0.04	(g)	2.04	2.08	(0.07)	— (f)	(0.07)

Class R4
Six Months Ended December 31, 2021 (Unaudited)	24.05	0.01		0.52	0.53	—	(5.32)	(5.32)
Year Ended June 30, 2021	15.16	0.04		9.46	9.50	(0.10)	(0.51)	(0.61)
Year Ended June 30, 2020	16.32	0.07		(1.12)	(1.05)	(0.10)	(0.01)	(0.11)
Year Ended June 30, 2019	19.98	0.08		(1.85)	(1.77)	(0.03)	(1.86)	(1.89)
Year Ended June 30, 2018	18.44	0.05	(g)	2.75	2.80	(0.07)	(1.19)	(1.26)
September 9, 2016 (i) through June 30, 2017	16.36	0.13	(g)	2.04	2.17	(0.09)	— (f)	(0.09)

Class R5
Six Months Ended December 31, 2021 (Unaudited)	24.13	0.03		0.51	0.54	(0.02)	(5.32)	(5.34)
Year Ended June 30, 2021	15.20	0.07		9.49	9.56	(0.12)	(0.51)	(0.63)
Year Ended June 30, 2020	16.34	0.09		(1.11)	(1.02)	(0.11)	(0.01)	(0.12)
Year Ended June 30, 2019	20.01	0.11		(1.86)	(1.75)	(0.06)	(1.86)	(1.92)
Year Ended June 30, 2018	18.45	0.08	(g)	2.74	2.82	(0.07)	(1.19)	(1.26)
September 9, 2016 (i) through June 30, 2017	16.35	0.07	(g)	2.13	2.20	(0.10)	— (f)	(0.10)

Class R6
Six Months Ended December 31, 2021 (Unaudited)	24.20	0.04		0.52	0.56	(0.04)	(5.32)	(5.36)
Year Ended June 30, 2021	15.25	0.09		9.51	9.60	(0.14)	(0.51)	(0.65)
Year Ended June 30, 2020	16.40	0.11		(1.12)	(1.01)	(0.13)	(0.01)	(0.14)
Year Ended June 30, 2019	20.07	0.12		(1.86)	(1.74)	(0.07)	(1.86)	(1.93)
Year Ended June 30, 2018	18.48	0.10	(g)	2.76	2.86	(0.08)	(1.19)	(1.27)
Year Ended June 30, 2017	15.40	0.10	(g)	3.08	3.18	(0.10)	— (f)	(0.10)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Amount rounds to less than 0.005%.
(i)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (excluding securities sold short) (c)

$18.51	2.80%	$38,408	1.21%	(0.12)%		1.21%	28%
23.36	63.20	36,745	1.21	(0.04)		1.21	94
14.74	(6.78)	22,953	1.21	0.20		1.21	52
15.87	(8.75)	23,887	1.21	0.23		1.21	64
19.50	15.49	17,655	1.21	0.04	(g)	1.21	52
18.03	13.01	9,560	1.23	0.25	(g)	1.24	53

19.26	2.98	11,603	0.96	0.12		0.97	28
24.05	63.52	11,590	0.97	0.20		0.98	94
15.16	(6.55)	8,042	0.97	0.45		0.98	52
16.32	(8.52)	6,313	0.97	0.45		0.98	64
19.98	15.73	5,773	1.01	0.28	(g)	1.04	52
18.44	13.24	794	1.00	0.89	(g)	1.07	53

19.33	3.03	10,379	0.81	0.28		0.81	28
24.13	63.83	9,804	0.81	0.35		0.81	94
15.20	(6.36)	6,496	0.81	0.56		0.81	52
16.34	(8.39)	11,770	0.81	0.64		0.81	64
20.01	15.83	6,491	0.85	0.43	(g)	0.86	52
18.45	13.44	145	0.83	0.51	(g)	0.90	53

19.40	3.09	335,750	0.71	0.37		0.72	28
24.20	63.87	349,316	0.71	0.46		0.72	94
15.25	(6.27)	255,716	0.71	0.68		0.71	52
16.40	(8.30)	435,139	0.71	0.70		0.72	64
20.07	16.05	455,851	0.71	0.53	(g)	0.72	52
18.48	20.64	296,577	0.72	0.55	(g)	0.72	53

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	87

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 (Unaudited)

(Dollar values in thousands)

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) (collectively, the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 7 separate funds of the Trusts (each, a “Fund” and collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversification Classification
JPMorgan Small Cap Blend Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Small Cap Equity Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan Small Cap Growth Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Small Cap Sustainable Leaders Fund(1)	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan Small Cap Value Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan SMID Cap Equity Fund	Class A, Class C, Class I, Class R3, Class R4 and Class R6	JPM II	Diversified
JPMorgan U.S. Small Company Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified

(1)	Effective July 1, 2021, JPMorgan Small Cap Core Fund changed its name to JPMorgan Small Cap Sustainable Leaders Fund.

The investment objective of JPMorgan Small Cap Blend Fund (“Small Cap Blend Fund”), JPMorgan Small Cap Equity Fund (“Small Cap Equity Fund”) and JPMorgan Small Cap Sustainable Leaders Fund (“Small Cap Sustainable Leaders Fund”) is to seek capital growth over the long term.

The investment objective of JPMorgan Small Cap Growth Fund (“Small Cap Growth Fund”) is to seek long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization and emerging growth companies.

The investment objective of JPMorgan Small Cap Value Fund (“Small Cap Value Fund”) is to seek long-term capital growth primarily by investing in equity securities of small-capitalization companies.

The investment objective of JPMorgan SMID Cap Equity Fund (“SMID Cap Equity Fund”) is to seek long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.

The investment objective of JPMorgan U.S. Small Company Fund (“U.S. Small Company Fund”) is to seek to provide high total return from a portfolio of small company stocks.

Class L Shares of Small Cap Growth Fund and U.S. Small Company Fund are publicly offered on a limited basis. Investors are not eligible to purchase Class L Shares of the Funds unless they meet certain requirements as described in the Funds’ prospectus.

All share classes of Small Cap Equity Fund are publicly offered on a limited basis. Effective as of the close of business on February 5, 2021, all share classes of Small Cap Growth Fund are publicly offered on a limited basis. Investors are not eligible to purchase shares of the Funds unless they meet certain requirements as described in the Funds’ prospectuses.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus. Effective October 1, 2020, Class C Shares automatically convert to Class A Shares after eight years. Prior to October 1, 2020, Class C Shares automatically converted to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the

88	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds’ valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the “Boards”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Boards with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Boards. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):

Small Cap Blend Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks	$1,270,904	$—	$—		$1,270,904
Rights	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Companies	18,585	—	—		18,585
Investment of Cash Collateral from Securities Loaned	54,649	—	—		54,649

Total Short-Term Investments	73,234	—	—		73,234

Total Investments in Securities	$1,344,138	$—	$—	(a)	$1,344,138

(a)	Amount rounds to less than one thousand.

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	89

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Small Cap Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$8,313,224	$—	$—	$8,313,224

(a)	Please refer to the SOI’s for specifics of portfolio holdings.

Small Cap Growth Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks	$5,902,621	$—	$—		$5,902,621
Rights	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Companies	66,211	—	—		66,211
Investment of Cash Collateral from Securities Loaned	317,688	—	—		317,688

Total Short-Term Investments	383,899	—	—		383,899

Total Investments in Securities	$6,286,520	$—	$—	(a)	$6,286,520

(a)	Amount rounds to less than one thousand.

Small Cap Sustainable Leaders Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks	$296,070	$—	$—		$296,070
Rights	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Companies	2,753	—	—		2,753
Investment of Cash Collateral from Securities Loaned	15,506	—	—		15,506

Total Short-Term Investments	18,259	—	—		18,259

Total Investments in Securities	$314,329	$—	$—	(a)	$314,329

(a)	Amount rounds to less than one thousand.

Small Cap Value Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,629,373	$—	$—	$1,629,373

Appreciation in Other Financial Instruments
Futures Contracts (a)	$563	$—	$—	$563

(a)	Please refer to the SOI’s for specifics of portfolio holdings.

90	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

SMID Cap Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$399,742	$—	$—	$399,742

(a)	Please refer to the SOI’s for specifics of portfolio holdings.

U.S. Small Company Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$1,083,385	$—	$—	$1,083,385
Rights	—	—	165	165
Short-Term Investments
Investment Companies	39,305	—	—	39,305
Investment of Cash Collateral from Securities Loaned	70,018	—	—	70,018

Total Short-Term Investments	109,323	—	—	109,323

Total Investments in Securities	$1,192,708	$—	$165	$1,192,873

Appreciation in Other Financial Instruments
Futures Contracts	$648	$—	$—	$648

B. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.

The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	91

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of December 31, 2021.

	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Small Cap Blend Fund	$53,036	$(53,036)	$—
Small Cap Equity Fund	158,685	(158,685)	—
Small Cap Growth Fund	311,873	(311,873)	—
Small Cap Sustainable Leaders Fund	14,883	(14,883)	—
Small Cap Value Fund	75,613	(75,613)	—
SMID Cap Equity Fund	160	(159)**	1
U.S. Small Company Fund	67,297	(67,297)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
**	Subsequent to December 31, 2021, additional collateral was received from borrowers.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.12% to 0.06%. For the six months ended December 31, 2021, JPMIM waived fees associated with the Funds’ investment in the JPMorgan U.S. Government Money Market Fund as follows:

Small Cap Blend Fund	$2
Small Cap Equity Fund	3
Small Cap Growth Fund	16
Small Cap Sustainable Leaders Fund	1
Small Cap Value Fund	3
SMID Cap Equity Fund	—	(a)
U.S. Small Company Fund	3

(a)	Amount rounds to less than one thousand.

The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).

C. Investment Transactions with Affiliates — The Funds invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.

Small Cap Blend Fund

For the six months ended December 31, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2021	Shares at December 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$36,638	$155,101	$173,151	$(2)	$(1)	$18,585	18,578	$9		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	55,003	119,000	128,001	(9)*	— (c)	45,993	46,002	24	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	7,059	61,092	59,495	—	—	8,656	8,656	1	*	—

Total	$98,700	$335,193	$360,647	$(11)	$(1)	$73,234		$34		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

92	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

(b)	The rate shown is the current yield as of December 31, 2021.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Small Cap Equity Fund

For the six months ended December 31, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2021	Shares at December 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$206,013	$819,095	$786,840	$(18)	$(8)	$238,242	238,147	$74		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	102,028	337,000	307,000	(13)*	(3)	132,012	132,038	37	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	11,448	143,894	126,188	—	—	29,154	29,154	2	*	—

Total	$319,489	$1,299,989	$1,220,028	$(31)	$(11)	$399,408		$113		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Small Cap Growth Fund

For the six months ended December 31, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2021	Shares at December 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$176,586	$697,024	$807,396	$16		$(19)	$66,211	66,184	$21		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	467,313	824,000	1,044,001	(101	)*	23	247,234	247,284	170	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	54,843	371,332	355,721	—		—	70,454	70,454	6	*	—

Total	$698,742	$1,892,356	$2,207,118	$(85)		$4	$383,899		$197		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	93

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Small Cap Sustainable Leaders Fund

For the six months ended December 31, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at December 31, 2021	Shares at December 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$3,128	$40,608	$40,983	$—	(c)	$—	(c)	$2,753	2,751	$1		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	37,097	86,000	111,001	(6	)*	3		12,093	12,096	7	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	5,704	43,176	45,467	—		—		3,413	3,413	—	*(c)	—

Total	$45,929	$169,784	$197,451	$(6)		$3		$18,259		$8		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2021.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Small Cap Value Fund

For the six months ended December 31, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2021	Shares at December 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$52,749	$185,947	$200,583	$(5)	$— (c)	$38,108	38,093	$12		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	89,300	128,001	156,699	(12)*	(2)	60,588	60,600	29	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	8,507	96,417	86,587	—	—	18,337	18,337	1	*	—

Total	$150,556	$410,365	$443,869	$(17)	$(2)	$117,033		$42		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2021.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

SMID Cap Equity Fund

For the six months ended December 31, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at December 31, 2021	Shares at December 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$5,812	$48,412	$46,414	$(1)	$—	(c)	$7,809	7,806	$3		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	—	6,858	6,699	—	—		159	159	—	*(c)	—

Total	$5,812	$55,270	$53,113	$(1)	$—	(c)	$7,968		$3		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2021.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

94	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

U.S. Small Company Fund

For the six months ended December 31, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2021	Shares at December 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$30,588	$173,371	$164,653	$(1)	$— (c)	$39,305	39,289	$8		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	84,603	123,001	148,999	(14)*	(1)	58,590	58,602	31	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	10,743	70,441	69,756	—	—	11,428	11,428	1	*	—

Total	$125,934	$366,813	$383,408	$(15)	$(1)	$109,323		$40		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2021.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

D. Futures Contracts — Small Cap Sustainable Leaders Fund, Small Cap Value Fund and U.S. Small Company Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

The table below discloses the volume of the Funds’ futures contracts activity during the six months ended December 31, 2021:

	Small Cap Sustainable Leaders Fund	Small Cap Value Fund	U.S. Small Company Fund
Futures Contracts:
Average Notional Balance Long	$1,318	$38,549	$23,822
Ending Notional Balance Long	—	37,676	36,330

E. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date or when a Fund first learns of the dividend.

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	95

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

F. Allocation of Income and Expenses — Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended December 31, 2021 are as follows:

	Class A	Class C		Class I	Class L	Class R2		Class R3		Class R4		Class R5		Class R6	Total
Small Cap Blend Fund
Transfer agency fees	$9	$1		$3	n/a	n/a		n/a		n/a		n/a		$1	$14
Small Cap Equity Fund
Transfer agency fees	112	2		26	n/a	$1		$—	(a)	$—	(a)	$6		12	159
Small Cap Growth Fund
Transfer agency fees	24	2		11	$4	2		1		—	(a)	1		47	92
Small Cap Sustainable Leaders Fund
Transfer agency fees	1	—	(a)	1	n/a	—	(a)	—	(a)	—	(a)	3		2	7
Small Cap Value Fund
Transfer agency fees	15	1		6	n/a	11		2		—	(a)	1		16	52
SMID Cap Equity Fund
Transfer agency fees	14	1		6	n/a	n/a		—	(a)	—	(a)	n/a		1	22
U.S. Small Company Fund
Transfer agency fees	5	2		6	3	4		—	(a)	—	(a)	—	(a)	8	28

(a)	Amount rounds to less than one thousand.

G. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of December 31, 2021, no liability for Federal income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least annually, except for Small Cap Value Fund, for which distributions are generally declared and paid at least quarterly. Distributions are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Small Cap Blend Fund	0.65%
Small Cap Equity Fund	0.65
Small Cap Growth Fund	0.65
Small Cap Sustainable Leaders Fund	0.65
Small Cap Value Fund	0.65
SMID Cap Equity Fund	0.55
U.S. Small Company Fund	0.60

The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.

96	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund’s respective average daily net assets, plus 0.050% of each Fund’s respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund’s respective average daily net assets between $20 billion and $25 billion, plus 0.01% of each Fund’s respective average daily net assets in excess of $25 billion. For the six months ended December 31, 2021, the effective annualized rate was 0.075% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund’s principal underwriter and promotes and arranges for the sale of each Fund’s shares.

The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2	Class R3
Small Cap Blend Fund	0.25%	0.75%	n/a	n/a
Small Cap Equity Fund	0.25	0.75	0.50%	0.25%
Small Cap Growth Fund	0.25	0.75	0.50	0.25
Small Cap Sustainable Leaders Fund	0.25	0.75	0.50	0.25
Small Cap Value Fund	0.25	0.75	0.50	0.25
SMID Cap Equity Fund	0.25	0.75	n/a	0.25
U.S. Small Company Fund	0.25	0.75	0.50	0.25

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended December 31, 2021, JPMDS retained the following:

	Front-End Sales Charge	CDSC
Small Cap Blend Fund	$41	$—
Small Cap Equity Fund	2	—
Small Cap Growth Fund	13	—
Small Cap Sustainable Leaders Fund	2	—	(a)
Small Cap Value Fund	7	—
SMID Cap Equity Fund	3	—
U.S. Small Company Fund	8	—	(a)

(a)	Amount rounds to less than one thousand.

D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Small Cap Blend Fund	0.25%	0.25%	0.25%	n/a	n/a	n/a	n/a	n/a
Small Cap Equity Fund	0.25	0.25	0.25	n/a	0.25%	0.25%	0.25%	0.10%
Small Cap Growth Fund	0.25	0.25	0.25	0.10%	0.25	0.25	0.25	0.10
Small Cap Sustainable Leaders Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
Small Cap Value Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
SMID Cap Equity Fund	0.25	0.25	0.25	n/a	n/a	0.25	0.25	n/a
U.S. Small Company Fund	0.25	0.25	0.25	0.10	0.25	0.25	0.25	0.10

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	97

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A		Class C		Class I		Class L	Class R2		Class R3		Class R4		Class R5		Class R6
Small Cap Blend Fund	1.24%		1.74%		0.99%		n/a	n/a		n/a		n/a		n/a		0.74%
Small Cap Equity Fund	n/a		n/a		0.99		n/a	1.49%		n/a		0.99%		0.80%		n/a
Small Cap Growth Fund	1.24		1.74		0.99		n/a	1.49		1.24%		0.99		0.84		0.74%
Small Cap Sustainable Leaders Fund	1.14	(1)	1.64	(1)	0.89	(1)	n/a	1.39	(1)	1.14	(1)	0.89	(1)	0.70	(1)	0.65 (1)
Small Cap Value Fund	n/a		1.74		0.99		n/a	1.49		1.24		0.99		n/a		n/a
SMID Cap Equity Fund	1.14		1.64		0.89		n/a	n/a		1.14		0.89		n/a		0.64
U.S. Small Company Fund	n/a		n/a		n/a		n/a	n/a		n/a		n/a		n/a		n/a

(1)	The contractual expense limitation percentages are in place until at least June 30, 2023.

Except as noted above, the expense limitation agreements were in effect for the six months ended December 31, 2021 and the contractual expense limitation percentages in the table above are in place until at least October 31, 2022.

For the six months ended December 31, 2021, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Small Cap Blend Fund	$79	$52	$12	$143	$—
Small Cap Equity Fund	—	—	280	280	—
Small Cap Growth Fund	104	69	41	214	47
Small Cap Sustainable Leaders Fund	165	106	41	312	—
Small Cap Value Fund	1	—	38	39	—
SMID Cap Equity Fund	60	40	19	119	1

Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

The amounts of these waivers resulting from investments in these money market funds for the six months ended December 31, 2021 were as follows:

Small Cap Blend Fund	$12
Small Cap Equity Fund	98
Small Cap Growth Fund	32
Small Cap Sustainable Leaders Fund	2
Small Cap Value Fund	14
SMID Cap Equity Fund	4
U.S. Small Company Fund	9

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

98	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended December 31, 2021, Small Cap Equity Fund, Small Cap Growth Fund, Small Cap Sustainable Leaders Fund, SMID Cap Equity Fund and U.S. Small Company Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended December 31, 2021, purchases and sales of investments (excluding short-term investments and transfers in-kind) were as follows:

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Small Cap Blend Fund	$396,238	$227,759
Small Cap Equity Fund	480,851	1,256,974
Small Cap Growth Fund	999,590	1,356,558
Small Cap Sustainable Leaders Fund	354,769	394,072
Small Cap Value Fund	329,520	318,205
SMID Cap Equity Fund	33,799	93,286
U.S. Small Company Fund	303,385	357,500

During the six months ended December 31, 2021, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2021 were as follows:

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Small Cap Blend Fund	$1,088,046	$304,903	$48,811	$256,092
Small Cap Equity Fund	5,245,471	3,182,716	114,963	3,067,753
Small Cap Growth Fund	4,785,278	1,960,646	459,404	1,501,242
Small Cap Sustainable Leaders Fund	321,240	34,278	41,189	(6,911)
Small Cap Value Fund	1,255,951	427,982	53,997	373,985
SMID Cap Equity Fund	296,014	107,529	3,801	103,728
U.S. Small Company Fund	961,326	292,679	60,484	232,195

Late year ordinary losses incurred after December 31 and specified ordinary losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended June 30, 2021, the following Funds deferred to July 1, 2021 the following late year ordinary losses and specified ordinary losses of:

	Late Year Ordinary Loss Deferral	Specified Ordinary Losses
Small Cap Growth Fund	$21,161	$—
Small Cap Sustainable Leaders Fund	—	574
SMID Cap Equity Fund	95	—
U.S. Small Company Fund	21	—

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	99

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

During the year ended June 30, 2021, the following Funds utilized capital loss carryforwards as follows:

Capital Loss Utilized
Short-Term
Small Cap Sustainable Leaders Fund	$2,830
Small Cap Value Fund	31,422
U.S. Small Company Fund	40

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Funds had no borrowings outstanding from another fund during the six months ended December 31, 2021.

The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 31, 2022.

The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended December 31, 2021.

The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.25%, which has decreased to 1.00% pursuant to the amendment referenced below (the “Applicable Margin”), plus the greater of the federal funds effective rate or one month London Interbank Offered Rate (“LIBOR”). The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 10, 2021, the Credit Facility has been amended and restated for a term of 364 days, unless extended, and to include a reduction of the Applicable Margin charged for borrowing under the Credit Facility from 1.25% to 1.00%.

The Funds did not utilize the Credit Facility during the six months ended December 31, 2021.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

100	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

As of December 31, 2021, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund’s outstanding shares as follows:

	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Small Cap Blend Fund	—	—	2	65.5%
Small Cap Equity Fund	—	—	3	46.0
Small Cap Growth Fund	—	—	1	16.7
Small Cap Sustainable Leaders Fund	—	—	2	50.9
Small Cap Value Fund	—	—	1	10.7
SMID Cap Equity Fund	1	24.9%	1	13.7
U.S. Small Company Fund	—	—	3	43.1

As of December 31, 2021, J.P. Morgan Investor Funds and JPMorgan SmartRetirement Funds, which are affiliated funds of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:

	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds
Small Cap Value Fund	19.2%	12.7%

Significant shareholder transactions by these shareholders may impact the Funds’ performance and liquidity.

Because Small Cap Value Fund invests in Real Estate Investment Trusts (“REITs”), the Funds may be subject to certain risks similar to those associated with direct investments in real estate. REITs may be affected by changes in the value of their underlying properties and by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

The Funds invest in companies with relatively small market capitalizations. Investments in companies with relatively small market capitalizations may involve greater risk than is usually associated with stocks of larger companies. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalizations.

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority (“FCA”) publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA’s consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of a Fund’s loans, notes, derivatives and other instruments or investments comprising some or all of a Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

The Funds are subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. The Funds’ operations may be interrupted as a result, which may have a significant negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The full impact of this COVID-19 pandemic, or other future epidemics/pandemics, is currently unknown.

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	101

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

8. Redemption in-kind

On June 15, 2021, certain shareholders sold Class R6 Shares of Small Cap Sustainable Leaders Fund. The portfolio securities were delivered primarily by means of a redemption in-kind in exchange for shares of the Fund. Cash and portfolio securities were transferred as detailed below:

	Value		Realized Gains (Losses)	Type
Small Cap Sustainable Leaders Fund	$121,250	*	$48,077	Redemption in-kind

*	This amount includes cash of $3,182 associated with the redemption in-kind.

102	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, July 1, 2021, and continued to hold your shares at the end of the reporting period, December 31, 2021.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Small Cap Blend Fund
Class A
Actual	$1,000.00	$1,008.30	$6.28	1.24%
Hypothetical	1,000.00	1,018.95	6.31	1.24
Class C
Actual	1,000.00	1,006.00	8.80	1.74
Hypothetical	1,000.00	1,016.43	8.84	1.74
Class I
Actual	1,000.00	1,009.50	5.01	0.99
Hypothetical	1,000.00	1,020.21	5.04	0.99
Class R6
Actual	1,000.00	1,010.90	3.75	0.74
Hypothetical	1,000.00	1,021.48	3.77	0.74

JPMorgan Small Cap Equity Fund
Class A
Actual	1,000.00	1,040.90	6.53	1.27
Hypothetical	1,000.00	1,018.80	6.46	1.27
Class C
Actual	1,000.00	1,038.30	8.99	1.75
Hypothetical	1,000.00	1,016.38	8.89	1.75
Class I
Actual	1,000.00	1,042.50	5.10	0.99
Hypothetical	1,000.00	1,020.21	5.04	0.99
Class R2
Actual	1,000.00	1,039.90	7.66	1.49
Hypothetical	1,000.00	1,017.69	7.58	1.49
Class R3
Actual	1,000.00	1,041.10	6.38	1.24
Hypothetical	1,000.00	1,018.95	6.31	1.24

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	103

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Small Cap Equity Fund (continued)
Class R4
Actual	$1,000.00	$1,042.40	$5.10	0.99%
Hypothetical	1,000.00	1,020.21	5.04	0.99
Class R5
Actual	1,000.00	1,043.50	4.12	0.80
Hypothetical	1,000.00	1,021.17	4.08	0.80
Class R6
Actual	1,000.00	1,043.70	3.81	0.74
Hypothetical	1,000.00	1,021.48	3.77	0.74

JPMorgan Small Cap Growth Fund
Class A
Actual	1,000.00	931.40	6.04	1.24
Hypothetical	1,000.00	1,018.95	6.31	1.24
Class C
Actual	1,000.00	929.30	8.46	1.74
Hypothetical	1,000.00	1,016.43	8.84	1.74
Class I
Actual	1,000.00	932.50	4.82	0.99
Hypothetical	1,000.00	1,020.21	5.04	0.99
Class L
Actual	1,000.00	933.50	4.09	0.84
Hypothetical	1,000.00	1,020.97	4.28	0.84
Class R2
Actual	1,000.00	930.10	7.25	1.49
Hypothetical	1,000.00	1,017.69	7.58	1.49
Class R3
Actual	1,000.00	931.60	6.04	1.24
Hypothetical	1,000.00	1,018.95	6.31	1.24
Class R4
Actual	1,000.00	932.70	4.82	0.99
Hypothetical	1,000.00	1,020.21	5.04	0.99
Class R5
Actual	1,000.00	933.60	4.09	0.84
Hypothetical	1,000.00	1,020.97	4.28	0.84
Class R6
Actual	1,000.00	933.80	3.61	0.74
Hypothetical	1,000.00	1,021.48	3.77	0.74

JPMorgan Small Cap Sustainable Leaders Fund
Class A
Actual	1,000.00	940.50	5.58	1.14
Hypothetical	1,000.00	1,019.46	5.80	1.14
Class C
Actual	1,000.00	938.30	8.01	1.64
Hypothetical	1,000.00	1,016.94	8.34	1.64
Class I
Actual	1,000.00	941.80	4.36	0.89
Hypothetical	1,000.00	1,020.72	4.53	0.89
Class R2
Actual	1,000.00	939.40	6.79	1.39
Hypothetical	1,000.00	1,018.20	7.07	1.39
Class R3
Actual	1,000.00	940.70	5.58	1.14
Hypothetical	1,000.00	1,019.46	5.80	1.14

104	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Small Cap Sustainable Leaders Fund (continued)
Class R4
Actual	$1,000.00	$941.80	$4.36	0.89%
Hypothetical	1,000.00	1,020.72	4.53	0.89
Class R5
Actual	1,000.00	942.80	3.43	0.70
Hypothetical	1,000.00	1,021.68	3.57	0.70
Class R6
Actual	1,000.00	943.00	3.18	0.65
Hypothetical	1,000.00	1,021.93	3.31	0.65

JPMorgan Small Cap Value Fund
Class A
Actual	1,000.00	1,031.40	6.50	1.27
Hypothetical	1,000.00	1,018.80	6.46	1.27
Class C
Actual	1,000.00	1,029.30	8.90	1.74
Hypothetical	1,000.00	1,016.43	8.84	1.74
Class I
Actual	1,000.00	1,032.70	5.07	0.99
Hypothetical	1,000.00	1,020.21	5.04	0.99
Class R2
Actual	1,000.00	1,030.10	7.62	1.49
Hypothetical	1,000.00	1,017.69	7.58	1.49
Class R3
Actual	1,000.00	1,031.60	6.35	1.24
Hypothetical	1,000.00	1,018.95	6.31	1.24
Class R4
Actual	1,000.00	1,033.00	5.07	0.99
Hypothetical	1,000.00	1,020.21	5.04	0.99
Class R5
Actual	1,000.00	1,033.90	4.41	0.86
Hypothetical	1,000.00	1,020.87	4.38	0.86
Class R6
Actual	1,000.00	1,034.10	3.90	0.76
Hypothetical	1,000.00	1,021.37	3.87	0.76

JPMorgan SMID Cap Equity Fund
Class A
Actual	1,000.00	1,092.30	6.01	1.14
Hypothetical	1,000.00	1,019.46	5.80	1.14
Class C
Actual	1,000.00	1,089.00	8.64	1.64
Hypothetical	1,000.00	1,016.94	8.34	1.64
Class I
Actual	1,000.00	1,093.30	4.70	0.89
Hypothetical	1,000.00	1,020.72	4.53	0.89
Class R3
Actual	1,000.00	1,091.90	6.01	1.14
Hypothetical	1,000.00	1,019.46	5.80	1.14
Class R4
Actual	1,000.00	1,093.80	4.70	0.89
Hypothetical	1,000.00	1,020.72	4.53	0.89
Class R6
Actual	1,000.00	1,095.00	3.38	0.64
Hypothetical	1,000.00	1,021.98	3.26	0.64

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	105

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio

JPMorgan U.S. Small Company Fund
Class A
Actual	$1,000.00	$1,028.30	$6.24	1.22%
Hypothetical	1,000.00	1,019.06	6.21	1.22
Class C
Actual	1,000.00	1,025.50	8.83	1.73
Hypothetical	1,000.00	1,016.48	8.79	1.73
Class I
Actual	1,000.00	1,029.60	4.96	0.97
Hypothetical	1,000.00	1,020.32	4.94	0.97
Class L
Actual	1,000.00	1,030.40	4.15	0.81
Hypothetical	1,000.00	1,021.12	4.13	0.81
Class R2
Actual	1,000.00	1,026.70	7.56	1.48
Hypothetical	1,000.00	1,017.74	7.53	1.48
Class R3
Actual	1,000.00	1,028.00	6.19	1.21
Hypothetical	1,000.00	1,019.11	6.16	1.21
Class R4
Actual	1,000.00	1,029.80	4.91	0.96
Hypothetical	1,000.00	1,020.37	4.89	0.96
Class R5
Actual	1,000.00	1,030.30	4.15	0.81
Hypothetical	1,000.00	1,021.12	4.13	0.81
Class R6
Actual	1,000.00	1,030.90	3.63	0.71
Hypothetical	1,000.00	1,021.63	3.62	0.71

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

106	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in June and August 2021, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). In accordance with SEC guidance, due to the COVID-19 pandemic, the meetings were conducted through video conference. At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 11, 2021.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and benchmarks and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (“independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessment as compared to the Funds’ objectives, benchmarks, and peers.    Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Trusts and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present.

A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, including additional reporting and information provided in connection with the COVID-19 pandemic, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.

After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management, personnel changes, if any, and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team, including personnel changes, if any. In addition, the Board considered its discussions with the Adviser regarding the Adviser’s business continuity plan and steps the Adviser was taking to provide ongoing services to the Funds during the COVID-19 pandemic, and the Adviser’s success in continuing to provide services to the Funds and their shareholders throughout this period. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of the administration services provided by the Adviser in its role as administrator.

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	107

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

The Trustees also considered their knowledge of the nature and quality of services provided by the Adviser and its affiliates to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to each Fund by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

The Trustees also considered that JPMDS, an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A.

(“JPMCB”) for custody and fund accounting, and other related services.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds’ operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Funds’ potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so.

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”), which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that other Funds which had achieved scale as asset levels had increased, no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain satisfactory relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser’s and JPMDS’s ongoing investments in their business in support of the Funds, including the Adviser’s and/or JPMDS’s investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with

108	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.

Independent Written Evaluation of the Funds’ Senior Officer

The Trustees noted that, upon their direction, the Senior Officer for the Small Cap Growth Fund, Small Cap Value Fund, and SMID Cap Equity Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts, collective investment trusts, ETFs and/or funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Broadridge investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”), by total return for the applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe and Peer Group and noted that Universe and Peer Group rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The special analysis includes a multi-factor quantitative scoring system for summarizing a Fund’s historical investment performance. The approach relies on multiple metrics, incorporates several time periods, adjusts for risk and considers how a fund’s customized peer group (as selected by the independent consultant) has performed. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Small Cap Blend Fund’s performance for Class A shares was in the fifth, third and second quintiles based upon the Peer Group, and in the fifth, fourth and third quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class I shares was in the fifth, third and third quintiles based upon the Peer Group, and in the fifth, fourth and second quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class R6 shares was in the fifth quintile based upon both the Peer Group and Universe for the one-year period ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory, under the circumstances.

The Trustees noted that the Small Cap Sustainable Leaders Fund’s performance for Class A shares was in the second quintile based upon the Peer Group, and in the third quintile based upon the Universe, for both the one- and three-year periods ended December 31, 2020. The Trustees noted that the performance for Class R5 shares was in the first, second and second quintiles based upon the Peer Group for the one-,

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	109

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

three- and five-year periods ended December 31, 2020, respectively, and in the second quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees noted that the performance for Class R6 shares was in the third and second quintiles based upon the Peer Group for the one- and three-year periods ended December 31, 2020, respectively, and in the second quintile based upon the Universe for both the one- and three-year periods ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Small Cap Equity Fund’s performance for Class A shares was in the first quintile based upon the Peer Group for each of the one-, three- and five-year periods ended December 31, 2020, and in the second, first and first quintiles based upon the Universe for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class I shares was in the first quintile based upon the Peer Group for each of the one-, three- and five-year periods ended December 31, 2020, and in the second, first and first quintiles based upon the Universe for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class R6 shares was in the second and first quintiles based upon the Peer Group for the one- and three-year periods ended December 31, 2020, respectively, and in the first quintile based upon the Universe for both the one- and three-year periods ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Small Cap Growth Fund’s performance for Class A, Class I and Class R6 shares was in the first quintile based upon both the Peer Group and Universe, for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Small Cap Value Fund’s performance for Class A shares was in the second, third and third quintiles based upon both the Peer Group and Universe, for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class I shares was in the first, second and fourth quintiles based upon the Peer Group, and in the second, second and third quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class R6 shares was in the first, second and second quintiles based upon the Peer Group, and in the second, second and third quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.

The Trustees noted that the SMID Cap Equity Fund’s performance for Class A shares was in the third, fourth and third quintiles based upon the Peer Group for the one-, three- and five-year periods ended December 31, 2020, respectively, and in the fourth quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees noted that the performance for Class I shares was in the second, fourth and third quintiles based upon the Peer Group, and in the third, fourth and fourth quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class R6 shares was in the third and fourth quintiles based upon the Peer Group for the one- and three-year periods ended December 31, 2020, respectively, and in the third, fourth and third quintiles based upon the Universe for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with the members of the Board’s equity committee at each of its regularly scheduled meetings over the course of the next year.

The Trustees noted that the U.S. Small Company Fund’s performance for Class A shares was in the second, third and fifth quintiles based upon the Peer Group, and in the second, second and third quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class I shares was in the second, second and third quintiles based upon both the Peer Group and Universe, for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class R6 shares was in the second, third and third quintiles based upon the Peer Group, and in the second, second and

110	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

third quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the same Broadridge category as each Fund. The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund and noted that Universe and Peer Group rankings were not calculated if the number of funds in the Universe and/or Peer Groups did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements. The Trustees also considered any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Small Cap Blend Fund’s net advisory fee for Class A shares was in the first and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the second quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the second quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the second quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Small Cap Sustainable Leaders Fund’s net advisory fee for Class A shares was in the first and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the second and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R5 shares was in the second quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class R5 shares were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the first and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Small Cap Equity Fund’s net advisory fee for Class A shares was in the third quintile, based upon both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the fourth and third quintiles, based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the third quintile, based upon both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the second and third quintiles, based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the second and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the second and first quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Small Cap Growth Fund’s net advisory fee for Class A shares was in the second quintile based upon both the Peer Group and Universe, and that the actual total expenses were in the third and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the third and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses were in the first and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the second quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the second and first quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, in light of this information, the Trustees concluded

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	111

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Small Cap Value Fund’s net advisory fee for Class A shares was in the third quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the fourth and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the second quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the third and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the second and first quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the SMID Cap Equity Fund’s net advisory fee and actual total expenses for Class A shares were both in the first and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the first and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the second quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the second quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the U.S. Small Company Fund’s net advisory fee for Class A shares was in the first and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the third and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the second quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the second and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the first and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

112	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

SPECIAL SHAREHOLDER MEETING RESULTS

(Unaudited)

JPMorgan Trust I (“JPM I”)

JPM I held a special meeting of shareholders on October 27, 2021, for the purpose of considering and voting upon the election of Trustees, which meeting was adjourned to November 23, 2021 to allow shareholders to vote on the proposal.

When the special meeting reconvened on November 23, 2021, Trustees were elected by the shareholders of all of the series of JPM I, including Small Cap Blend Fund, Small Cap Equity Fund, Small Cap Sustainable Leaders Fund and U.S. Small Company Fund.

The results of the voting were as follows:

Votes Received (Amounts in thousands)
Independent Nominee
John F. Finn
In Favor	218,161,076
Withheld	3,798,560

Steven P. Fisher
In Favor	219,683,469
Withheld	2,276,167

Gary L. French
In Favor	219,573,994
Withheld	2,385,642

Kathleen M. Gallagher
In Favor	219,614,901
Withheld	2,344,735

Robert J. Grassi
In Favor	219,652,125
Withheld	2,307,510

Frankie D. Hughes
In Favor	219,173,958
Withheld	2,785,677

Raymond Kanner
In Favor	219,638,172
Withheld	2,321,463
Thomas P. Lemke
In Favor	219,600,003
Withheld	2,359,633

Votes Received (Amounts in thousands)
Lawrence R. Maffia
In Favor	219,558,283
Withheld	2,401,353

Mary E. Martinez
In Favor	219,188,002
Withheld	2,771,634

Marilyn McCoy
In Favor	218,775,511
Withheld	3,184,125

Dr. Robert A. Oden, Jr.
In Favor	218,109,306
Withheld	3,850,330

Marian U. Pardo
In Favor	219,504,107
Withheld	2,445,528
Emily A. Youssouf
In Favor	219,549,573
Withheld	2,410,062

Interested Nominee
Robert F. Deutsch
In Favor	219,143,836
Withheld	2,815,799

Nina O. Shenker
In Favor	219,183,139
Withheld	2,776,497

DECEMBER 31, 2021	J.P. MORGAN SMALL CAP FUNDS	113

SPECIAL SHAREHOLDER MEETING RESULTS

(Unaudited) (continued)

JPMorgan Trust II (“JPM II”)

JPM II held a special meeting of shareholders on October 27, 2021, for the purpose considering and voting upon the election of Trustees, which meeting was adjourned to November 23, 2021 to allow shareholders to vote on the proposal.

When the special meeting reconvened on November 23, 2021, Trustees were elected by the shareholders of all of the series of JPM II, including Small Cap Growth Fund, Small Cap Value Fund and SMID Cap Equity Fund.

The results of the voting were as follows:

Votes Received (Amounts in thousands)
Independent Nominee
John F. Finn
In Favor	288,983,507
Withheld	6,732,052

Steven P. Fisher
In Favor	289,598,586
Withheld	6,116,973

Gary L. French
In Favor	289,542,085
Withheld	6,173,474

Kathleen M. Gallagher
In Favor	289,773,673
Withheld	5,941,887

Robert J. Grassi
In Favor	289,609,331
Withheld	6,106,229

Frankie D. Hughes
In Favor	289,641,174
Withheld	6,074,386

Raymond Kanner
In Favor	289,603,025
Withheld	6,112,535
Thomas P. Lemke
In Favor	289,581,867
Withheld	6,133,692

Lawrence R. Maffia
In Favor	289,544,612
Withheld	6,170,947

Votes Received (Amounts in thousands)
Mary E. Martinez
In Favor	289,745,394
Withheld	5,970,165

Marilyn McCoy
In Favor	289,336,040
Withheld	6,379,520

Dr. Robert A. Oden, Jr.
In Favor	288,968,016
Withheld	6,747,543

Marian U. Pardo
In Favor	289,619,985
Withheld	6,095,575

Emily A. Youssouf
In Favor	289,555,396
Withheld	6,160,163

Interested Nominee
Robert F. Deutsch	289,562,178
In Favor	6,153,382
Withheld

Nina O. Shenker
In Favor	289,698,757
Withheld	6,016,803

114	J.P. MORGAN SMALL CAP FUNDS	DECEMBER 31, 2021

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectuses and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2021. All rights reserved. December 2021.	SAN-SC-1221

Semi-Annual Report

J.P. Morgan Mid Cap/Multi-Cap Funds

December 31, 2021 (Unaudited)

JPMorgan Growth Advantage Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Mid Cap Value Fund

JPMorgan Value Advantage Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

LETTER TO SHAREHOLDERS

February 8, 2022 (Unaudited)

Dear Shareholders,

U.S. equities led the year-long rally in developed market stocks as the global economic rebound advanced through 2021. While financial market volatility, a resurgence in the pandemic and accelerating inflation have carried into 2022, we believe that the outlook for the overall U.S. economy remains positive.

“Throughout the year ahead, J.P. Morgan Asset Management plans to seek to deliver superior client outcomes across a broad range of innovative solutions and risk management processes built on the same fundamental practices and principles that have driven our success for more than a century.” — Andrea L. Lisher

A surge in U.S. consumer wealth — partly tied to rising values for homes and autos — and quarterly growth in corporate earnings have helped to bolster U.S. financial markets that were already well-supported by monetary and fiscal policies. Over the course of the past year, the U.S. jobless rate fell to pre-pandemic levels and reached 3.9% in December. At the same time, inflation has climbed significantly. The U.S. Federal Reserve (the “Fed”) has tapered its monthly asset purchasing program and indicated that it’s likely to raise interest rates as early as March 2022.

While rising interest rates may mark another phase of the economic cycle that presents financial markets with new challenges and opportunities, they may also signal a return to a more normal economic environment following two years of historically low rates. Meanwhile, the path of the pandemic remains a factor in the U.S. economy. Recent data suggest the increase in new infections in late 2021 and into 2022 had some impact on the U.S. economy — though job growth remained strong — but there is hope that the latest pandemic wave may recede in coming months. Additionally, there is hope that rising prices on commodities and goods will moderate as supply chain constraints ease over time and the Fed moves generally to tamp down inflationary pressures. We expect the U.S. economy to continue expanding in 2022, even if the pace of the expansion eases from 2021.

Throughout the year ahead, J.P. Morgan Asset Management plans to seek to deliver superior client outcomes across a broad range of innovative solutions and risk management processes built on the same fundamental practices and principles that have driven our success for more than a century.

On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your investment. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

Andrea L. Lisher

Head of Americas, Client

J.P. Morgan Asset Management

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	1

J.P. Morgan Mid Cap/Multi-Cap Funds

MARKET OVERVIEW

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

Overall, U.S. equity markets generated post positive returns in the second half of 2021 with continued monetary and fiscal support as well as strong consumer spending and record corporate profits. Despite historically high equity valuations in the U.S., the S&P 500 Index posted at least one record-high closing in each month during the period. Notably, the emergence of the omicron variant of COVID-19 in the final months of 2021 led to higher volatility in financial markets and weighed on global petroleum prices.

The first months of the period saw strong upward momentum in U.S. equity prices after second quarter 2021 results showed record-high earnings and revenue from U.S. companies. However, equity markets ended the month of September lower amid investor concerns about global supply chain disruptions, inflationary pressure and the ongoing pandemic. Additionally, the U.S. Federal Reserve set an initial schedule for tapering off its monthly bond purchases and indicated it may raise interest rates in late 2022 or early 2023.

In October, oil prices began to rise and equity markets resumed their broad upward trajectory only to stall again in November and then ended December with higher returns. While a resurgence in pandemic infections raised investor concerns about the reimposition of some social restrictions and their potential impact on specific industries and individual companies, the economic backdrop remained positive overall with a strong labor market, surging corporate profits and a boom in U.S. consumer wealth.

Within mid cap equity, value stocks outperformed growth stocks. For the six months ended December 31, 2021, the S&P 500 Index returned 11.67% and the Russell Mid Cap Index returned 5.45%, the Russell Mid Cap Value Index returned 7.44% and the Russell Mid Cap Growth Index returned 2.07.

2	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

JPMorgan Growth Advantage Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	9.22%
Russell 3000 Growth Index	11.66%

Net Assets as of 12/31/2021 (In Thousands)	$16,506,643

INVESTMENT OBJECTIVE**

The JPMorgan Growth Advantage Fund (the “Fund”) seeks to provide long-term capital growth.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class A Shares, without a sales charge, underperformed the Russell 3000 Growth Index (the “Benchmark”) for the six months ended December 31, 2021.

The Fund’s security selection in the communication services and consumer discretionary sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the financials and health care sectors was the leading contributor to relative performance.

Leading individual detractors from relative performance included the Funds overweight position in Roku Inc., its underweight position in Apple Inc. and its out-of-Benchmark position in Global Payments Inc. Shares of Roku, a television streaming platform, fell amid investor concerns about user growth trends and the company’s weaker-than-expected forecast for the fourth quarter of 2021. Shares of Apple, a provider of computers, mobile devices and related services, rose amid consecutive quarter of record earnings and strong demand for mobile devices. Shares of Global Payments, a digital payments platform provider, fell amid a general pullback in financial technology subsector stocks during the period and the company’s lower-than-expected forecast for full year 2021 results.

Leading individual contributors to relative performance included the Fund’s underweight position in Visa Inc. and its overweight positions in Advanced Micro Devices Inc. and Blackstone Inc. Shares of Visa, a credit card and digital payments processor not held in the Fund, fell late in the period after the company issued a weaker-than-expected forecast and amid investor concerns about the impact on consumer spending from the emergence of the omicron variant of COVID-19. Shares of Advanced Micro Devices, a semiconductor manufacturer, rose after the company reported better-than-expected earnings and sales for the third quarter of 2021 and issued a better-than-expected forecast for the fourth quarter of 2021. Shares of Blackstone, an investment management company, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2021.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection, researching individual companies across market capitalizations in an effort to construct portfolios of stocks that have strong fundamentals. The Fund’s portfolio managers sought to invest in high quality companies with durable franchises that, in their view, possessed the ability to generate strong future earnings growth.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF DECEMBER 31, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Apple, Inc.	7.8%
2.	Microsoft Corp.	7.3
3.	Alphabet, Inc., Class C	5.1
4.	Amazon.com, Inc.	4.5
5.	Tesla, Inc.	3.8
6.	NVIDIA Corp.	2.8
7.	Meta Platforms, Inc., Class A	2.1
8.	Home Depot, Inc. (The)	2.0
9.	Mastercard, Inc., Class A	1.9
10.	QUALCOMM, Inc.	1.7

PORTFOLIO COMPOSITION BY SECTOR AS OF DECEMBER 31, 2021	PERCENT OF TOTAL INVESTMENTS
Information Technology	38.0%
Consumer Discretionary	16.6
Health Care	12.0
Industrials	11.0
Communication Services	9.7
Financials	6.9
Consumer Staples	1.9
Others (each less than 1.0%)	1.5
Short-Term Investments	2.4

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	3

JPMorgan Growth Advantage Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	October 29, 1999
With Sales Charge**		3.47%	15.50%	26.17%	20.45%
Without Sales Charge		9.22	21.89	27.53	21.10
CLASS C SHARES	May 1, 2006
With CDSC***		7.99	20.28	26.89	20.61
Without CDSC		8.99	21.28	26.89	20.61
CLASS I SHARES	May 1, 2006	9.36	22.16	27.84	21.36
CLASS R2 SHARES	July 31, 2017	9.09	21.56	27.20	20.79
CLASS R3 SHARES	May 31, 2017	9.23	21.89	27.54	21.10
CLASS R4 SHARES	May 31, 2017	9.38	22.19	27.84	21.39
CLASS R5 SHARES	January 8, 2009	9.46	22.35	28.03	21.57
CLASS R6 SHARES	December 23, 2013	9.51	22.50	28.17	21.67

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/11 TO 12/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R2 and Class R3 Shares prior to their inception dates are based on the performance of Class A Shares. The actual returns for Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. The actual returns for Class R3 Shares would have been similar to those shown because Class R3 Shares have similar expenses to Class A Shares.

Returns for Class R4 Shares prior to their inception dates are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been different than those shown because Class R4 Shares have different expenses to Class I Shares.

Returns for Class R6 Shares prior to their inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 and Class I Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Growth Advantage Fund and the Russell 3000 Growth Index from December 31, 2011 to December 31, 2021. The performance of the

Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Russell 3000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Growth Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.

Class A Shares have a $1,000 minimum initial investment and carry a 5.25% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

JPMorgan Mid Cap Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	4.58%
Russell Midcap Index	5.45%

Net Assets as of 12/31/2021 (In Thousands)	$3,165,209

INVESTMENT OBJECTIVE**

The JPMorgan Mid Cap Equity Fund (the “Fund”) seeks long-term capital growth.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares underperformed the Russell Midcap Index (the “Benchmark”) for the six months ended December 31, 2021.

The Fund’s overweight position in the communication services sector and its security selection in the health care sector were leading detractors from performance relative to the Benchmark, while the Fund’s security selection in the industrials sector and its overweight position in the financials sector were leading contributors to relative performance.

Leading individual detractors from relative performance included the Fund’s overweight positions in Roku Inc., Gap Inc. and Zynga Inc. Shares of Roku, a television streaming platform provider, fell amid investor concerns about user growth trends and the company’s weaker-than-expected forecast for the fourth quarter of 2021. Shares of Gap, a retailer of brand name apparel, fell after the company reported lower-than-expected earnings and revenue for the third quarter amid supply chain bottlenecks. Shares of Zynga, a video game developer, fell after the company issued a weaker-than-expected forecast amid slowing user growth.

Leading individual contributors to relative performance included the Fund’s underweight positions in Peloton Interactive Inc. and Twitter Inc., and its overweight position in AutoZone Inc. Shares of Peloton Interactive, an online exercise and stationary bicycles provider not held in the Fund, fell after the company reported lower-than-expected earnings and revenue for the third quarter of 2021 and issued a weaker-than-expected forecast for the full year 2021. Shares of Twitter, a social media platform provider not held in the Fund, fell amid investor concerns about slowing user growth in the U.S. Shares of AutoZone, an automotive parts retailer, rose amid consecutive quarters of better-than-expected earnings and revenue, as well as large share repurchase programs during the period.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers employed a bottom-up approach to stock selection, constructing a portfolio based on company fundamentals, quantitative screening and proprietary fundamental analysis. The Fund’s portfolio managers sought to identify dominant franchises with predictable business models they deemed capable of achieving, in their view, sustained growth, as well as undervalued companies with the potential to grow their intrinsic value per share.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF DECEMBER 31, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Fortune Brands Home & Security, Inc.	1.2%
2.	Ameriprise Financial, Inc.	1.1
3.	ITT, Inc.	1.0
4.	AMETEK, Inc.	1.0
5.	Constellation Brands, Inc., Class A	1.0
6.	AutoZone, Inc.	0.9
7.	Motorola Solutions, Inc.	0.9
8.	Huntington Bancshares, Inc.	0.9
9.	M&T Bank Corp.	0.9
10.	Discover Financial Services	0.9

PORTFOLIO COMPOSITION BY SECTOR AS OF DECEMBER 31, 2021	PERCENT OF TOTAL INVESTMENTS
Information Technology	17.3%
Financials	16.3
Industrials	15.2
Health Care	12.3
Consumer Discretionary	11.9
Real Estate	6.8
Utilities	4.6
Communication Services	4.2
Materials	3.1
Consumer Staples	2.8
Energy	2.6
Short-Term Investments	2.9

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	5

JPMorgan Mid Cap Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	November 2, 2009
With Sales Charge**		(1.03)%	13.48%	15.29%	14.64%
Without Sales Charge		4.45	19.76	16.54	15.26
CLASS C SHARES	November 2, 2009
With CDSC***		3.19	18.16	15.95	14.80
Without CDSC		4.19	19.16	15.95	14.80
CLASS I SHARES	January 1, 1997	4.58	20.06	16.84	15.62
CLASS R2 SHARES	March 14, 2014	4.30	19.46	16.24	15.04
CLASS R5 SHARES	March 14, 2014	4.66	20.23	17.01	15.73
CLASS R6 SHARES	March 14, 2014	4.70	20.34	17.12	15.80

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/11 TO 12/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R2 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares.

Returns for Class R5 and Class R6 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns of Class R5 and Class R6 Shares would have been different than those shown because Class R5 and Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in the Class I Shares of JPMorgan Mid Cap Equity Fund and the Russell Midcap Index from December 31, 2011 to December 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Midcap Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the bench mark, if applicable. The Russell Midcap Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

JPMorgan Mid Cap Growth Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	2.02%
Russell Midcap Growth Index	2.07%

Net Assets as of 12/31/2021 (In Thousands)	$9,587,690

INVESTMENT OBJECTIVE**

The JPMorgan Mid Cap Growth Fund (the “Fund”) seeks growth of capital.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares underperformed the Russell Midcap Growth Index (the “Benchmark”) for the six months ended December 31, 2021.

The Fund’s overweight position in the communication services sector and its security selection in the health care sector were leading detractors from performance relative to the Benchmark, while the Fund’s security selection in the information technology sector and its overweight position and security selection in the financials sector were leading contributors to relative performance.

Leading individual detractors from relative performance included the Fund’s overweight positions in Roku Inc. and its underweight positions in Datadog Inc. and Fortinet Inc. Shares of Roku, a television streaming platform, fell amid investor concerns about user growth trends and the company’s weaker-than-expected forecast for the fourth quarter of 2021. Shares of Datadog, a provider of information technology monitoring and analytics systems not held in the Fund, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2021. Shares of Fortinet, a cybersecurity provider not held in the Fund, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2021.

Leading individual contributors to relative performance included the Fund’s underweight positions in Peloton Interactive Inc. and NovoCure Ltd. and its out-of-Benchmark position in Advanced Micro Devices Inc. Shares of Peloton Interactive, an online exercise and stationary bicycles provider, fell after the company reported lower-than-expected earnings and revenue for the third quarter of 2021 and issued a weaker-than-expected forecast for the full year 2021. Shares of NovoCure, a developer of treatments for cancerous tumors, fell after the company reported lower-than-expected earnings for both the second and third quarters of 2021. Shares of Advanced Micro Devices, a semiconductor manufacturer, rose after the company reported better-than-expected earnings and sales for the third quarter of 2021 and issued a better-than-expected forecast for the fourth quarter of 2021.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection, researching individual companies in an effort to construct a portfolio of stocks that have strong fundamentals. The Fund’s portfolio managers sought to invest in high quality companies with durable franchises that, in their view, possessed the ability to generate strong future earnings growth.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF DECEMBER 31, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Palo Alto Networks, Inc.	2.0%
2.	Trane Technologies plc	2.0
3.	Dexcom, Inc.	1.9
4.	Agilent Technologies, Inc.	1.7
5.	Copart, Inc.	1.6
6.	Old Dominion Freight Line, Inc.	1.6
7.	SolarEdge Technologies, Inc.	1.5
8.	Teradyne, Inc.	1.5
9.	Zebra Technologies Corp., Class A	1.5
10.	Synopsys, Inc.	1.4

PORTFOLIO COMPOSITION BY SECTOR AS OF DECEMBER 31, 2021	PERCENT OF TOTAL INVESTMENTS
Information Technology	31.1%
Health Care	20.0
Industrials	17.4
Consumer Discretionary	13.2
Financials	8.2
Communication Services	4.4
Consumer Staples	1.1
Others (each less than 1.0%)	1.6
Short-Term Investments	3.0

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	7

JPMorgan Mid Cap Growth Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 18, 1992
With Sales Charge**		(3.49)%	4.65%	21.32%	17.19%
Without Sales Charge		1.86	10.45	22.63	17.82
CLASS C SHARES	November 4, 1997
With CDSC***		0.59	8.89	22.01	17.35
Without CDSC		1.59	9.89	22.01	17.35
CLASS I SHARES	March 2, 1989	2.02	10.77	23.02	18.18
CLASS R2 SHARES	June 19, 2009	1.72	10.16	22.33	17.58
CLASS R3 SHARES	September 9, 2016	1.86	10.44	22.63	17.82
CLASS R4 SHARES	September 9, 2016	1.99	10.71	22.94	18.11
CLASS R5 SHARES	November 1, 2011	2.07	10.93	23.19	18.35
CLASS R6 SHARES	November 1, 2011	2.11	10.99	23.25	18.41

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/11 TO 12/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for the Class R3 and Class R4 Shares prior to their inception dates are based on the performance of Class I Shares. Prior performance for Class R3 and Class R4 Shares has been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Mid Cap Growth Fund and the Russell Midcap Growth Index from December 31, 2011 to December 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Midcap Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell Midcap Growth Index is an unmanaged index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

JPMorgan Mid Cap Value Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class L Shares)*	6.83%
Russell Midcap Value Index	7.44%

Net Assets as of 12/31/2021 (In Thousands)	$17,100,152

INVESTMENT OBJECTIVE**

The JPMorgan Mid Cap Value Fund (the “Fund”) seeks growth from capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class L Shares underperformed the Russell Midcap Value Index (the “Benchmark”) for the six months ended December 31, 2021.

The Fund’s security selection in the health care and consumer discretionary sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the industrials and energy sectors was a leading contributor to relative performance.

Leading individual detractors from relative performance included the Fund’s overweight positions in Gap Inc. and Zynga Inc., and its underweight position in Marvell Technology Inc.

Shares of Gap, a retailer of brand name apparel, fell after the company reported lower-than-expected earnings and revenue for the third quarter amid supply chain bottlenecks. Shares of Zynga, a video game developer, fell after the company issued a weaker-than-expected forecast amid slowing user growth. Shares of Marvell Technology, a semiconductor manufacturer not held in the Fund, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2021 amid increased demand across the semiconductor industry.

Leading individual contributors to relative performance included the Fund’s overweight positions in AutoZone Inc., Carlisle Cos. and Liberty Media Corp. - Liberty SiriusXM. Shares of AutoZone, an automotive parts retailer, rose amid consecutive quarters of better-than-expected earnings and revenue, as well as large share repurchase programs during the period. Shares of Carlisle, a construction and engineered materials manufacturer, rose after reporting better-than-expected earnings for both the second and third quarters of 2021. Shares of Liberty Media -SiriusXM, an operator of satellite radio platforms, rose after the company reported better-than-expected revenue for both the second and third quarters of 2021.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection and sought to identify durable franchises possessing the ability to generate, in their view, sustainable levels of free cash flow.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF DECEMBER 31, 2021		PERCENT OF TOTAL INVESTMENTS
1.	AutoZone, Inc.	1.7%
2.	Ameriprise Financial, Inc.	1.6
3.	Huntington Bancshares, Inc.	1.6
4.	M&T Bank Corp.	1.6
5.	Laboratory Corp. of America Holdings	1.6
6.	Loews Corp.	1.6
7.	Motorola Solutions, Inc.	1.6
8.	Xcel Energy, Inc.	1.5
9.	Fifth Third Bancorp	1.5
10.	Carlisle Cos., Inc.	1.4

PORTFOLIO COMPOSITION BY SECTOR AS OF DECEMBER 31, 2021	PERCENT OF TOTAL INVESTMENTS
Financials	22.8%
Industrials	14.0
Real Estate	11.7
Consumer Discretionary	11.4
Utilities	8.1
Information Technology	7.3
Health Care	6.9
Materials	4.8
Consumer Staples	4.2
Communication Services	4.1
Energy	3.8
Short-Term Investments	0.9

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	9

JPMorgan Mid Cap Value Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	April 30, 2001
With Sales Charge**		0.98%	22.70%	8.97%	11.88%
Without Sales Charge		6.58	29.49	10.15	12.48
CLASS C SHARES	April 30, 2001
With CDSC***		5.31	27.82	9.59	12.03
Without CDSC		6.31	28.82	9.59	12.03
CLASS I SHARES	October 31, 2001	6.71	29.80	10.43	12.76
CLASS L SHARES	November 13, 1997	6.83	30.08	10.68	13.03
CLASS R2 SHARES	November 3, 2008	6.43	29.12	9.87	12.19
CLASS R3 SHARES	September 9, 2016	6.56	29.46	10.15	12.48
CLASS R4 SHARES	September 9, 2016	6.71	29.80	10.42	12.76
CLASS R5 SHARES	September 9, 2016	6.79	29.98	10.59	12.98
CLASS R6 SHARES	September 9, 2016	6.85	30.11	10.70	13.04

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/11 TO 12/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R3 Shares prior to their inception dates are based on the performance of Class A Shares. The actual returns of Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class A Shares.

Returns for the Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been lower because Class R4 Shares have higher expenses than Class I Shares.

Returns for the Class R5 and R6 Shares prior to their inception date are based on the performance of Class L Shares. The actual returns of Class R5 Shares would have been lower than those shown because Class R5 Shares have higher expenses than Class L Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses to Class L Shares.

The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Mid Cap Value Fund and the Russell Midcap Value Index from December 31, 2011 to December 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Midcap Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell Midcap Value Index is an unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.

Class L Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

JPMorgan Value Advantage Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class L Shares)*	6.02%
Russell 3000 Value Index	6.54%

Net Assets as of 12/31/2021 (In Thousands)	$10,787,894

INVESTMENT OBJECTIVE**

The JPMorgan Value Advantage Fund (the “Fund”) seeks to provide long-term total return from a combination of income and capital gains.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class L Shares underperformed the Russell 3000 Value Index (the “Benchmark”) for the six months ended December 31, 2021.

The Fund’s security selection in the health care and information technology sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s overweight position and security selection in the real estate sector and its security selection in the communication services sector were leading contributors to relative performance.

Leading individual detractors from relative performance included the Fund’s overweight position in Gap Inc., its underweight position in Pfizer Inc. and its out-of-Benchmark position in CommScope Holding Co. Shares of Gap, a retailer of brand name apparel, fell after the company reported lower-than-expected earnings and revenue for the third quarter of 2021 amid supply chain bottlenecks. Shares of Pfizer, a pharmaceutical manufacturer, rose amid a resurgence in the pandemic in late 2021 and the U.S. Food and Drug Administration’s approval of the company’s COVID-19 pill. Shares of CommScope Holding, a communications infrastructure provider, fell after the company reported lower-than-expected earnings and revenue for the second and third quarter of 2021.

Leading individual contributors to relative performance included the Fund’s overweight position in AutoZone Inc. and its out-of-Benchmark positions in Murphy USA Inc. and AbbVie Inc. Shares of AutoZone, an automotive parts retailer, rose amid consecutive quarters of better-than-expected earnings and revenue, as well as large share repurchase programs during the period. Shares of Murphy USA, a gas station convenience store chain, rose after the company reported better-than-expected earnings and revenue for both the second and third quarters of 2021, raised its quarterly dividend and unveiled a $1 billion share repurchase plan. Shares of AbbVie, a biopharmaceutical development company, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2021 and raised its forecast for the full year 2021.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection and sought to identify durable franchises possessing the ability to generate, in the portfolio managers’ view, significant levels of free cash flow.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF DECEMBER 31, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Bank of America Corp.	3.8%
2.	Berkshire Hathaway, Inc., Class B	2.5
3.	AbbVie, Inc.	2.2
4.	Wells Fargo & Co.	1.8
5.	Bristol-Myers Squibb Co.	1.7
6.	Capital One Financial Corp.	1.7
7.	Loews Corp.	1.7
8.	Travelers Cos., Inc. (The)	1.7
9.	Verizon Communications, Inc.	1.6
10.	M&T Bank Corp.	1.6

PORTFOLIO COMPOSITION BY SECTOR AS OF DECEMBER 31, 2021	PERCENT OF TOTAL INVESTMENTS
Financials	29.1%
Health Care	12.9
Consumer Discretionary	9.3
Industrials	9.0
Real Estate	7.9
Communication Services	6.0
Energy	5.8
Consumer Staples	5.0
Information Technology	4.8
Utilities	3.9
Materials	3.0
Short-Term Investments	3.3

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	11

JPMorgan Value Advantage Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 28, 2005
With Sales Charge**		0.24%	21.59%	9.22%	11.77%
Without Sales Charge		5.80	28.33	10.41	12.38
CLASS C SHARES	February 28, 2005
With CDSC***		4.52	26.66	9.86	11.92
Without CDSC		5.52	27.66	9.86	11.92
CLASS I SHARES	February 28, 2005	5.92	28.64	10.68	12.66
CLASS L SHARES	February 28, 2005	6.02	28.83	10.87	12.89
CLASS R2 SHARES	July 31, 2017	5.67	28.01	10.13	12.09
CLASS R3 SHARES	September 9, 2016	5.79	28.29	10.40	12.37
CLASS R4 SHARES	September 9, 2016	5.94	28.62	10.68	12.66
CLASS R5 SHARES	September 9, 2016	5.99	28.81	10.85	12.88
CLASS R6 SHARES	September 9, 2016	6.08	28.96	10.96	12.94

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/11 TO 12/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R2 and Class R3 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. Returns for Class R3 Shares would have been similar to those shown because Class R3 Shares have similar expenses to Class A Shares.

Returns for the Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been similar to those shown because Class R4 Shares have similar expenses to Class I Shares.

Returns for the Class R5 and Class R6 Shares prior to their inception date are based on the performance of Class L Shares. The actual returns for Class R5 and Class R6 Shares would have been different than those shown because Class R5 and Class R6 Shares have different expenses to Class L Shares.

The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Value Advantage Fund and the Russell 3000

Value Index from December 31, 2011 to December 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Value Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.

Class L Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

12	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.0%

Automobiles — 4.1%

Rivian Automotive, Inc., Class A * (a)	389	40,319

Tesla, Inc. *	603	637,088

		677,407

Banks — 2.0%

First Republic Bank	623	128,630

Signature Bank	314	101,682

SVB Financial Group *	141	95,904

		326,216

Beverages — 1.0%

Constellation Brands, Inc., Class A	677	169,865

Biotechnology — 3.9%

Alnylam Pharmaceuticals, Inc. *	647	109,683

Exact Sciences Corp. *	735	57,215

Exelixis, Inc. *	3,069	56,094

Horizon Therapeutics plc *	1,452	156,483

Natera, Inc. *	775	72,378

Regeneron Pharmaceuticals, Inc. *	292	184,345

		636,198

Building Products — 2.1%

Fortune Brands Home & Security, Inc.	1,239	132,402

Trane Technologies plc	1,037	209,442

		341,844

Capital Markets — 4.0%

BlackRock, Inc.	141	128,814

Blackstone, Inc.	1,610	208,292

Charles Schwab Corp. (The)	2,445	205,603

S&P Global, Inc.	247	116,801

		659,510

Commercial Services & Supplies — 1.0%

Copart, Inc. *	1,041	157,911

Communications Equipment — 0.6%

Arista Networks, Inc. *	646	92,878

Construction & Engineering — 1.1%

Quanta Services, Inc.	1,568	179,819

Consumer Finance — 0.4%

Discover Financial Services	565	65,241

Diversified Consumer Services — 0.6%

Bright Horizons Family Solutions, Inc. * (a)	765	96,293

Electrical Equipment — 1.7%

AMETEK, Inc.	955	140,421

Generac Holdings, Inc. *	417	146,732

		287,153

INVESTMENTS	SHARES (000)	VALUE ($000)

Electronic Equipment, Instruments & Components — 1.8%

Keysight Technologies, Inc. *	768	158,674

Zebra Technologies Corp., Class A *	239	142,318

		300,992

Entertainment — 1.1%

ROBLOX Corp., Class A *	665	68,571

Roku, Inc. *	466	106,337

		174,908

Health Care Equipment & Supplies — 3.0%

Cooper Cos., Inc. (The)	282	118,283

Dexcom, Inc. *	278	149,242

Insulet Corp. *	195	51,897

Intuitive Surgical, Inc. *	494	177,668

		497,090

Health Care Providers & Services — 2.0%

McKesson Corp.	531	131,990

UnitedHealth Group, Inc.	383	192,154

		324,144

Hotels, Restaurants & Leisure — 2.3%

Airbnb, Inc., Class A *	246	41,027

Booking Holdings, Inc. *	69	164,933

DraftKings, Inc., Class A * (a)	1,957	53,761

Royal Caribbean Cruises Ltd. * (a)	1,504	115,657

		375,378

Household Durables — 0.6%

Garmin Ltd.	723	98,390

Insurance — 0.6%

Progressive Corp. (The)	1,000	102,636

Interactive Media & Services — 8.8%

Alphabet, Inc., Class C *	297	859,385

Bumble, Inc., Class A * (a)	1,789	60,588

Match Group, Inc. *	639	84,512

Meta Platforms, Inc., Class A *	1,064	357,875

Snap, Inc., Class A *	1,842	86,646

		1,449,006

Internet & Direct Marketing Retail — 4.6%

Amazon.com, Inc. *	227	758,426

IT Services — 4.3%

Global Payments, Inc.	799	108,075

Mastercard, Inc., Class A	891	320,073

MongoDB, Inc. *	229	121,167

PayPal Holdings, Inc. *	854	161,129

		710,444

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	13

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Life Sciences Tools & Services — 1.6%

Mettler-Toledo International, Inc. *	72	121,962

Thermo Fisher Scientific, Inc.	224	149,366

		271,328

Machinery — 2.1%

Deere & Co.	557	190,891

Ingersoll Rand, Inc.	2,645	163,624

		354,515

Metals & Mining — 0.7%

Freeport-McMoRan, Inc.	2,949	123,046

Oil, Gas & Consumable Fuels — 0.8%

EOG Resources, Inc.	1,563	138,797

Personal Products — 0.9%

Estee Lauder Cos., Inc. (The), Class A	399	147,608

Pharmaceuticals — 1.7%

Catalent, Inc. *	987	126,387

Jazz Pharmaceuticals plc *	698	88,901

Royalty Pharma plc, Class A	1,485	59,174

		274,462

Professional Services — 1.6%

Equifax, Inc.	522	152,892

IHS Markit Ltd.	896	119,051

		271,943

Road & Rail — 1.5%

Lyft, Inc., Class A *	2,439	104,207

Old Dominion Freight Line, Inc.	397	142,159

		246,366

Semiconductors & Semiconductor Equipment — 10.8%

Advanced Micro Devices, Inc. *	1,711	246,195

Entegris, Inc.	1,187	164,546

Lam Research Corp.	348	250,010

NVIDIA Corp.	1,568	461,226

QUALCOMM, Inc.	1,592	291,130

SolarEdge Technologies, Inc. *	601	168,579

Teradyne, Inc.	675	110,340

Wolfspeed, Inc. * (a)	785	87,760

		1,779,786

Software — 13.1%

Confluent, Inc., Class A * (a)	1,126	85,880

Crowdstrike Holdings, Inc., Class A *	357	73,131

HubSpot, Inc. *	220	145,018

Intuit, Inc.	175	112,273

Microsoft Corp.	3,616	1,216,244

Palo Alto Networks, Inc. *	277	154,411

INVESTMENTS	SHARES (000)	VALUE ($000)

Software — continued

ServiceNow, Inc. *	210	136,218

Synopsys, Inc. *	402	148,225

Zscaler, Inc. * (a)	317	101,728

		2,173,128

Specialty Retail — 3.5%

Burlington Stores, Inc. *	335	97,567

CarMax, Inc. *	630	82,057

Home Depot, Inc. (The)	818	339,289

National Vision Holdings, Inc. *	1,286	61,693

		580,606

Technology Hardware, Storage & Peripherals — 7.9%

Apple, Inc.	7,318	1,299,518

Textiles, Apparel & Luxury Goods — 1.2%

NIKE, Inc., Class B	1,193	198,765

Total Common Stocks (Cost $7,909,340)		16,341,617

Short-Term Investments — 2.5%

Investment Companies — 1.0%

JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (b) (c) (Cost $161,958)	161,908	161,973

Investment of Cash Collateral from Securities Loaned — 1.5%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (b) (c)	209,213	209,170

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c)	39,001	39,001

Total Investment of Cash Collateral from Securities Loaned (Cost $248,176)		248,171

Total Short-Term Investments (Cost $410,134)		410,144

Total Investments — 101.5% (Cost $8,319,474)		16,751,761
Liabilities in Excess of Other Assets — (1.5)%		(245,118)

NET ASSETS — 100.0%		16,506,643

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at December 31, 2021. The total value of securities on loan at December 31, 2021 is $241,385.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2021.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.1%

Aerospace & Defense — 0.2%

HEICO Corp., Class A	47	6,096

Airlines — 0.7%

Delta Air Lines, Inc. *	264	10,305

Frontier Group Holdings, Inc. *	306	4,146

Southwest Airlines Co. *	193	8,274

		22,725

Banks — 5.5%

Citizens Financial Group, Inc.	446	21,076

Fifth Third Bancorp	625	27,231

First Republic Bank	57	11,725

Huntington Bancshares, Inc.	1,860	28,677

M&T Bank Corp.	186	28,625

Regions Financial Corp.	1,020	22,238

Signature Bank	33	10,567

SVB Financial Group *	16	11,133

Zions Bancorp NA	228	14,399

		175,671

Beverages — 1.3%

Constellation Brands, Inc., Class A	122	30,506

Keurig Dr Pepper, Inc.	285	10,518

		41,024

Biotechnology — 2.4%

Agios Pharmaceuticals, Inc. * (a)	158	5,195

Alnylam Pharmaceuticals, Inc. *	85	14,419

Exact Sciences Corp. * (a)	129	10,054

Exelixis, Inc. *	339	6,188

Horizon Therapeutics plc *	163	17,511

Natera, Inc. *	91	8,537

Neurocrine Biosciences, Inc. *	71	6,004

Seagen, Inc. *	43	6,601

		74,509

Building Products — 3.5%

Advanced Drainage Systems, Inc.	49	6,657

Carlisle Cos., Inc.	108	26,914

Fortune Brands Home & Security, Inc.	367	39,241

Trane Technologies plc	132	26,711

Trex Co., Inc. *	75	10,127

		109,650

Capital Markets — 5.6%

Affiliated Managers Group, Inc.	52	8,538

Ameriprise Financial, Inc.	114	34,333

Ares Management Corp.	98	7,948

INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — continued

Evercore, Inc., Class A	43	5,855

LPL Financial Holdings, Inc.	78	12,519

MarketAxess Holdings, Inc.	18	7,362

Morningstar, Inc.	16	5,609

MSCI, Inc.	20	12,414

Northern Trust Corp.	181	21,636

Raymond James Financial, Inc.	227	22,832

State Street Corp.	230	21,370

T. Rowe Price Group, Inc.	95	18,769

		179,185

Chemicals — 0.8%

Celanese Corp.	98	16,517

RPM International, Inc.	88	8,918

		25,435

Commercial Services & Supplies — 0.8%

ACV Auctions, Inc., Class A * (a)	101	1,894

Copart, Inc. *	146	22,135

		24,029

Communications Equipment — 1.3%

Arista Networks, Inc. *	81	11,687

Motorola Solutions, Inc.	106	28,825

		40,512

Construction & Engineering — 0.5%

Quanta Services, Inc.	125	14,382

Construction Materials — 0.6%

Martin Marietta Materials, Inc.	41	18,266

Consumer Finance — 0.9%

Discover Financial Services	245	28,277

Containers & Packaging — 0.9%

Packaging Corp. of America	93	12,624

Silgan Holdings, Inc.	367	15,724

		28,348

Distributors — 1.1%

Genuine Parts Co.	82	11,450

LKQ Corp.	381	22,841

		34,291

Diversified Consumer Services — 0.3%

Bright Horizons Family Solutions, Inc. *	78	9,793

Diversified Financial Services — 0.3%

Voya Financial, Inc. (a)	151	10,008

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	15

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Electric Utilities — 2.0%

Edison International	237	16,158

Entergy Corp.	190	21,351

Xcel Energy, Inc.	398	26,972

		64,481

Electrical Equipment — 3.1%

Acuity Brands, Inc. (a)	112	23,741

AMETEK, Inc.	210	30,879

Generac Holdings, Inc. *	51	17,888

Hubbell, Inc.	119	24,741

		97,249

Electronic Equipment, Instruments & Components — 3.6%

Amphenol Corp., Class A	229	20,059

CDW Corp.	77	15,786

Keysight Technologies, Inc. *	86	17,666

Littelfuse, Inc.	38	11,926

TD SYNNEX Corp.	185	21,167

Trimble, Inc. *	97	8,484

Zebra Technologies Corp., Class A *	33	19,900

		114,988

Entertainment — 1.7%

ROBLOX Corp., Class A *	73	7,489

Roku, Inc. *	72	16,522

Spotify Technology SA * (a)	22	5,040

Take-Two Interactive Software, Inc. *	48	8,563

Zynga, Inc., Class A *	2,368	15,152

		52,766

Equity Real Estate Investment Trusts (REITs) — 6.2%

American Homes 4 Rent, Class A	391	17,038

AvalonBay Communities, Inc.	67	16,981

Boston Properties, Inc.	129	14,870

Brixmor Property Group, Inc.	449	11,397

Essex Property Trust, Inc.	32	11,119

Federal Realty Investment Trust	65	8,875

Host Hotels & Resorts, Inc. *	329	5,718

JBG SMITH Properties	230	6,591

Kimco Realty Corp.	538	13,272

Mid-America Apartment Communities, Inc.	46	10,664

Rayonier, Inc.	414	16,706

Regency Centers Corp.	124	9,345

Rexford Industrial Realty, Inc.	127	10,331

Sun Communities, Inc.	45	9,415

Ventas, Inc.	129	6,598

Weyerhaeuser Co.	443	18,245

INVESTMENTS	SHARES (000)	VALUE ($000)

Equity Real Estate Investment Trusts (REITs) — continued

WP Carey, Inc.	142	11,660

		198,825

Food & Staples Retailing — 0.8%

Kroger Co. (The)	291	13,181

US Foods Holding Corp. *	309	10,761

		23,942

Food Products — 0.5%

Post Holdings, Inc. *	139	15,657

Gas Utilities — 0.8%

National Fuel Gas Co.	387	24,724

Health Care Equipment & Supplies — 2.8%

Align Technology, Inc. *	8	5,323

Cooper Cos., Inc. (The)	28	11,626

Dexcom, Inc. *	47	25,054

Hologic, Inc. *	105	8,046

Insulet Corp. *	43	11,369

ResMed, Inc.	35	8,997

Zimmer Biomet Holdings, Inc.	146	18,548

		88,963

Health Care Providers & Services — 4.4%

Acadia Healthcare Co., Inc. *	114	6,909

Amedisys, Inc. *	34	5,536

AmerisourceBergen Corp.	163	21,685

Centene Corp. *	217	17,873

Henry Schein, Inc. *	208	16,158

Humana, Inc.	21	9,823

Laboratory Corp. of America Holdings *	88	27,772

McKesson Corp.	58	14,342

Universal Health Services, Inc., Class B	147	19,062

		139,160

Health Care Technology — 0.2%

Teladoc Health, Inc. * (a)	62	5,660

Hotels, Restaurants & Leisure — 2.3%

Aramark (a)	239	8,818

Booking Holdings, Inc. *	2	4,798

Chipotle Mexican Grill, Inc. *	7	11,788

Darden Restaurants, Inc.	66	9,932

DraftKings, Inc., Class A * (a)	234	6,422

Expedia Group, Inc. *	46	8,326

Hilton Worldwide Holdings, Inc. *	86	13,354

Royal Caribbean Cruises Ltd. *	137	10,497

		73,935

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Household Durables — 1.8%

Garmin Ltd.	62	8,458

Helen of Troy Ltd. *	52	12,810

Mohawk Industries, Inc. *	95	17,336

Newell Brands, Inc.	868	18,961

		57,565

Household Products — 0.3%

Energizer Holdings, Inc. (a)	209	8,395

Insurance — 3.8%

Alleghany Corp. *	14	9,235

Arch Capital Group Ltd. *	204	9,049

Hartford Financial Services Group, Inc. (The)	253	17,472

Lincoln National Corp.	204	13,912

Loews Corp.	480	27,705

Progressive Corp. (The)	181	18,570

RenaissanceRe Holdings Ltd. (Bermuda)	58	9,789

WR Berkley Corp.	165	13,624

		119,356

Interactive Media & Services — 1.2%

Bumble, Inc., Class A *	190	6,449

InterActiveCorp. *	128	16,729

Match Group, Inc. *	113	14,946

		38,124

Internet & Direct Marketing Retail — 0.3%

Chewy, Inc., Class A * (a)	83	4,906

Etsy, Inc. *	19	4,204

		9,110

IT Services — 2.3%

Affirm Holdings, Inc. *	46	4,632

FleetCor Technologies, Inc. *	86	19,144

Global Payments, Inc.	70	9,503

Globant SA *	19	6,059

MongoDB, Inc. *	36	18,898

Okta, Inc. *	51	11,325

Remitly Global, Inc. * (a)	164	3,384

		72,945

Leisure Products — 0.2%

Brunswick Corp.	51	5,087

Life Sciences Tools & Services — 1.6%

Agilent Technologies, Inc.	144	22,974

Maravai LifeSciences Holdings, Inc., Class A *	190	7,949

Mettler-Toledo International, Inc. *	11	18,669

		49,592

INVESTMENTS	SHARES (000)	VALUE ($000)

Machinery — 4.3%

IDEX Corp.	60	14,067

Ingersoll Rand, Inc.	246	15,246

ITT, Inc.	328	33,546

Lincoln Electric Holdings, Inc.	136	18,946

Middleby Corp. (The) *	99	19,555

Snap-on, Inc.	92	19,802

Timken Co. (The)	211	14,642

		135,804

Media — 1.4%

Liberty Broadband Corp., Class C *	154	24,780

Liberty Media Corp.-Liberty SiriusXM, Class C *	365	18,565

		43,345

Metals & Mining — 0.8%

Freeport-McMoRan, Inc.	624	26,033

Multiline Retail — 0.4%

Kohl’s Corp. (a)	269	13,282

Multi-Utilities — 1.8%

CMS Energy Corp.	371	24,116

Sempra Energy	71	9,332

WEC Energy Group, Inc.	250	24,245

		57,693

Oil, Gas & Consumable Fuels — 2.6%

Coterra Energy, Inc.	1,232	23,404

Diamondback Energy, Inc.	232	24,967

EOG Resources, Inc.	132	11,690

Williams Cos., Inc. (The)	888	23,112

		83,173

Pharmaceuticals — 1.1%

Catalent, Inc. *	86	11,030

Jazz Pharmaceuticals plc *	139	17,657

Royalty Pharma plc, Class A	174	6,918

		35,605

Professional Services — 1.5%

Equifax, Inc.	62	18,153

IHS Markit Ltd.	101	13,419

Leidos Holdings, Inc.	167	14,809

		46,381

Real Estate Management & Development — 0.6%

CBRE Group, Inc., Class A *	174	18,852

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	17

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Road & Rail — 1.0%

Lyft, Inc., Class A *	252	10,786

Old Dominion Freight Line, Inc.	58	20,789

		31,575

Semiconductors & Semiconductor Equipment — 4.4%

Advanced Micro Devices, Inc. *	102	14,729

Analog Devices, Inc.	63	11,016

Entegris, Inc.	139	19,193

Lam Research Corp.	19	13,662

Marvell Technology, Inc.	159	13,867

Microchip Technology, Inc.	143	12,457

SolarEdge Technologies, Inc. *	71	19,920

Teradyne, Inc.	122	19,935

Wolfspeed, Inc. * (a)	70	7,824

Xilinx, Inc.	37	7,845

		140,448

Software — 5.7%

Bill.com Holdings, Inc. *	35	8,820

Cadence Design Systems, Inc. *	95	17,629

Confluent, Inc., Class A * (a)	99	7,571

Crowdstrike Holdings, Inc., Class A *	74	15,053

Five9, Inc. *	58	7,992

Gitlab, Inc., Class A * (a)	22	1,878

HashiCorp, Inc., Class A *	17	1,518

HubSpot, Inc. *	27	17,929

NortonLifeLock, Inc.	636	16,514

Palo Alto Networks, Inc. *	48	26,612

Synopsys, Inc. *	53	19,410

Trade Desk, Inc. (The), Class A *	201	18,440

UiPath, Inc., Class A * (a)	48	2,053

Unity Software, Inc. *	48	6,892

Zscaler, Inc. *	46	14,768

		183,079

Specialty Retail — 4.0%

AutoZone, Inc. *	14	29,598

Best Buy Co., Inc.	161	16,314

Burlington Stores, Inc. *	47	13,718

CarMax, Inc. *	55	7,202

Gap, Inc. (The)	637	11,243

National Vision Holdings, Inc. *	134	6,427

O’Reilly Automotive, Inc. *	18	12,499

Tractor Supply Co.	66	15,675

Ulta Beauty, Inc. *	33	13,401

		126,077

INVESTMENTS	SHARES (000)	VALUE ($000)

Textiles, Apparel & Luxury Goods — 1.6%

Carter’s, Inc.	152	15,407

Lululemon Athletica, Inc. *	20	7,762

Ralph Lauren Corp.	130	15,496

Tapestry, Inc.	333	13,507

		52,172

Thrifts & Mortgage Finance — 0.3%

MGIC Investment Corp.	566	8,168

Total Common Stocks (Cost $2,011,607)		3,104,412

Short-Term Investments — 2.9%

Investment Companies — 1.9%

JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (b) (c) (Cost $60,262)	60,245	60,270

Investment of Cash Collateral from Securities Loaned — 1.0%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (b) (c)	25,988	25,983

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c)	5,804	5,804

Total Investment of Cash Collateral from Securities Loaned (Cost $31,787)		31,787

Total Short-Term Investments (Cost $92,049)		92,057

Total Investments — 101.0% (Cost $2,103,656)		3,196,469
Liabilities in Excess of Other Assets —(1.0)%		(31,260)

NET ASSETS — 100.0%		3,165,209

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at December 31, 2021. The total value of securities on loan at December 31, 2021 is $30,611.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2021.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.6%

Aerospace & Defense — 0.5%

HEICO Corp., Class A	342	44,016

Airlines — 1.1%

Delta Air Lines, Inc. *	1,915	74,823

Frontier Group Holdings, Inc. * (a)	2,182	29,608

		104,431

Banks — 2.5%

First Republic Bank	410	84,586

Signature Bank	236	76,230

SVB Financial Group *	119	80,386

		241,202

Beverages — 1.2%

Constellation Brands, Inc., Class A	443	111,280

Biotechnology — 5.6%

Agios Pharmaceuticals, Inc. * (a)	1,140	37,475

Alnylam Pharmaceuticals, Inc. *	622	105,427

Exact Sciences Corp. *	942	73,324

Exelixis, Inc. *	2,443	44,651

Horizon Therapeutics plc *	1,173	126,358

Natera, Inc. *	660	61,608

Neurocrine Biosciences, Inc. * (a)	509	43,326

Seagen, Inc. *	308	47,663

		539,832

Building Products — 4.2%

Advanced Drainage Systems, Inc. (a)	357	48,547

Fortune Brands Home & Security, Inc.	807	86,258

Trane Technologies plc	954	192,696

Trex Co., Inc. *	541	73,078

		400,579

Capital Markets — 4.6%

Affiliated Managers Group, Inc.	375	61,625

Ares Management Corp.	714	57,986

Evercore, Inc., Class A	314	42,670

LPL Financial Holdings, Inc.	570	91,251

MarketAxess Holdings, Inc.	129	53,177

Morningstar, Inc.	120	40,868

MSCI, Inc.	146	89,637

		437,214

Commercial Services & Supplies — 1.8%

ACV Auctions, Inc., Class A * (a)	726	13,679

Copart, Inc. *	1,053	159,641

		173,320

INVESTMENTS	SHARES (000)	VALUE ($000)

Communications Equipment — 0.9%

Arista Networks, Inc. *	593	85,201

Construction & Engineering — 1.1%

Quanta Services, Inc.	915	104,891

Consumer Finance — 0.7%

Discover Financial Services	604	69,787

Diversified Consumer Services — 0.7%

Bright Horizons Family Solutions, Inc. *	559	70,380

Electrical Equipment — 2.3%

AMETEK, Inc.	590	86,783

Generac Holdings, Inc. *	368	129,619

		216,402

Electronic Equipment, Instruments & Components — 4.4%

Keysight Technologies, Inc. *	617	127,458

Littelfuse, Inc.	273	86,034

Trimble, Inc. *	702	61,199

Zebra Technologies Corp., Class A *	242	143,740

		418,431

Entertainment — 2.8%

ROBLOX Corp., Class A *	526	54,252

Roku, Inc. *	523	119,280

Spotify Technology SA *	156	36,509

Take-Two Interactive Software, Inc. *	347	61,740

		271,781

Health Care Equipment & Supplies — 5.3%

Align Technology, Inc. *	59	38,642

Cooper Cos., Inc. (The)	200	83,914

Dexcom, Inc. *	337	181,112

Hologic, Inc. *	767	58,683

Insulet Corp. * (a)	308	81,950

ResMed, Inc.	249	64,912

		509,213

Health Care Providers & Services — 3.4%

Acadia Healthcare Co., Inc. *	821	49,831

Amedisys, Inc. *	249	40,357

Centene Corp. *	1,582	130,382

McKesson Corp.	416	103,455

		324,025

Health Care Technology — 0.4%

Teladoc Health, Inc. * (a)	445	40,853

Hotels, Restaurants & Leisure — 4.2%

Aramark (a)	1,745	64,314

Booking Holdings, Inc. *	15	34,789

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	19

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Hotels, Restaurants & Leisure — continued

Chipotle Mexican Grill, Inc. *	49	85,140

DraftKings, Inc., Class A * (a)	1,687	46,336

Hilton Worldwide Holdings, Inc. *	625	97,432

Royal Caribbean Cruises Ltd. * (a)	986	75,823

		403,834

Household Durables — 1.6%

Garmin Ltd.	448	61,022

Helen of Troy Ltd. * (a)	384	93,755

		154,777

Insurance — 0.5%

Progressive Corp. (The)	483	49,529

Interactive Media & Services — 1.6%

Bumble, Inc., Class A *	1,374	46,539

Match Group, Inc. *	815	107,780

		154,319

Internet & Direct Marketing Retail — 0.7%

Chewy, Inc., Class A * (a)	600	35,406

Etsy, Inc. *	139	30,476

		65,882

IT Services — 4.1%

Affirm Holdings, Inc. *	334	33,560

Global Payments, Inc.	508	68,617

Globant SA *	141	44,307

MongoDB, Inc. *	258	136,309

Okta, Inc. *	364	81,665

Remitly Global, Inc. * (a)	1,183	24,398

		388,856

Leisure Products — 0.4%

Brunswick Corp.	365	36,736

Life Sciences Tools & Services — 3.7%

Agilent Technologies, Inc.	1,038	165,733

Maravai LifeSciences Holdings, Inc., Class A *	1,384	57,970

Mettler-Toledo International, Inc. *	79	134,758

		358,461

Machinery — 2.0%

Ingersoll Rand, Inc.	1,778	110,007

ITT, Inc.	802	81,997

		192,004

Metals & Mining — 0.7%

Freeport-McMoRan, Inc.	1,688	70,428

INVESTMENTS	SHARES (000)	VALUE ($000)

Oil, Gas & Consumable Fuels — 0.9%

EOG Resources, Inc.	949	84,326

Pharmaceuticals — 1.9%

Catalent, Inc. *	621	79,545

Jazz Pharmaceuticals plc *	423	53,848

Royalty Pharma plc, Class A	1,253	49,924

		183,317

Professional Services — 2.4%

Equifax, Inc.	448	131,082

IHS Markit Ltd.	729	96,846

		227,928

Road & Rail — 2.4%

Lyft, Inc., Class A * (a)	1,828	78,096

Old Dominion Freight Line, Inc.	423	151,685

		229,781

Semiconductors & Semiconductor Equipment — 9.7%

Advanced Micro Devices, Inc. *	738	106,213

Entegris, Inc.	999	138,455

Lam Research Corp.	137	98,484

Marvell Technology, Inc.	1,143	100,036

Microchip Technology, Inc.	1,032	89,882

SolarEdge Technologies, Inc. *	518	145,250

Teradyne, Inc.	880	143,873

Wolfspeed, Inc. * (a)	505	56,444

Xilinx, Inc.	267	56,591

		935,228

Software — 12.5%

Bill.com Holdings, Inc. *	256	63,658

Cadence Design Systems, Inc. *	682	127,147

Confluent, Inc., Class A * (a)	716	54,608

Crowdstrike Holdings, Inc., Class A *	531	108,661

Five9, Inc. *	420	57,619

Gitlab, Inc., Class A * (a)	156	13,550

HashiCorp, Inc., Class A * (a)	122	11,075

HubSpot, Inc. *	199	131,039

Palo Alto Networks, Inc. *	349	194,141

Synopsys, Inc. *	380	140,140

Trade Desk, Inc. (The), Class A *	1,452	133,061

UiPath, Inc., Class A * (a)	343	14,806

Unity Software, Inc. *	349	49,861

Zscaler, Inc. *	336	107,806

		1,207,172

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Specialty Retail — 5.2%

Burlington Stores, Inc. *	339	98,879

CarMax, Inc. *	403	52,522

National Vision Holdings, Inc. *	957	45,912

O’Reilly Automotive, Inc. *	127	89,974

Tractor Supply Co.	474	113,072

Ulta Beauty, Inc. *	237	97,890

		498,249

Textiles, Apparel & Luxury Goods — 0.6%

Lululemon Athletica, Inc. *	143	56,095

Total Common Stocks (Cost $6,247,872)		9,459,760

Short-Term Investments — 3.1%

Investment Companies — 1.7%

JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (b) (c) (Cost $160,999)	160,949	161,013

Investment of Cash Collateral from Securities Loaned —1.4%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (b) (c)	110,977	110,955

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c)	21,485	21,485

Total Investment of Cash Collateral from Securities Loaned (Cost $132,443)		132,440

Total Short-Term Investments (Cost $293,442)		293,453

Total Investments — 101.7% (Cost $6,541,314)		9,753,213
Liabilities in Excess of Other Assets — (1.7)%		(165,523)

NET ASSETS — 100.0%		9,587,690

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at December 31, 2021. The total value of securities on loan at December 31, 2021 is $127,353.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2021.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	21

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.1%

Airlines — 0.5%

Southwest Airlines Co. *	1,865	79,892

Banks — 8.0%

Citizens Financial Group, Inc.	4,305	203,388

Fifth Third Bancorp	5,925	258,017

Huntington Bancshares, Inc.	17,946	276,721

M&T Bank Corp.	1,766	271,211

Regions Financial Corp.	9,844	214,592

Zions Bancorp NA	2,200	138,978

		1,362,907

Beverages — 1.5%

Constellation Brands, Inc., Class A	587	147,194

Keurig Dr Pepper, Inc.	2,755	101,555

		248,749

Building Products — 2.9%

Carlisle Cos., Inc.	1,001	248,252

Fortune Brands Home & Security, Inc.	2,314	247,401

		495,653

Capital Markets — 6.4%

Ameriprise Financial, Inc.	934	281,856

Northern Trust Corp.	1,746	208,792

Raymond James Financial, Inc.	2,194	220,326

State Street Corp.	2,218	206,230

T. Rowe Price Group, Inc.	909	178,789

		1,095,993

Chemicals — 1.4%

Celanese Corp.	949	159,412

RPM International, Inc.	837	84,499

		243,911

Communications Equipment — 1.6%

Motorola Solutions, Inc.	984	267,289

Construction Materials — 1.0%

Martin Marietta Materials, Inc.	393	173,105

Consumer Finance — 1.0%

Discover Financial Services	1,554	179,546

Containers & Packaging — 1.6%

Packaging Corp. of America	895	121,866

Silgan Holdings, Inc.	3,543	151,775

		273,641

Distributors — 1.9%

Genuine Parts Co.	788	110,540

LKQ Corp.	3,672	220,429

		330,969

INVESTMENTS	SHARES (000)	VALUE ($000)

Diversified Financial Services — 0.6%

Voya Financial, Inc.	1,457	96,629

Electric Utilities — 3.4%

Edison International	1,736	118,455

Entergy Corp.	1,829	206,047

Xcel Energy, Inc.	3,844	260,271

		584,773

Electrical Equipment — 3.8%

Acuity Brands, Inc. (a)	1,082	229,103

AMETEK, Inc.	1,238	181,978

Hubbell, Inc.	1,146	238,752

		649,833

Electronic Equipment, Instruments & Components — 3.1%

Amphenol Corp., Class A	2,171	189,833

CDW Corp.	744	152,369

TD SYNNEX Corp.	1,713	195,953

		538,155

Entertainment — 0.8%

Zynga, Inc., Class A *	21,937	140,399

Equity Real Estate Investment Trusts (REITs) — 10.6%

American Homes 4 Rent, Class A	3,532	154,037

AvalonBay Communities, Inc.	619	156,373

Boston Properties, Inc.	1,167	134,372

Brixmor Property Group, Inc.	3,933	99,938

Essex Property Trust, Inc. (a)	275	96,839

Federal Realty Investment Trust	629	85,709

Host Hotels & Resorts, Inc. *	3,124	54,330

JBG SMITH Properties	2,160	62,026

Kimco Realty Corp.	4,800	118,327

Mid-America Apartment Communities, Inc.	409	93,844

Rayonier, Inc.	3,995	161,251

Regency Centers Corp.	1,078	81,258

Rexford Industrial Realty, Inc.	1,111	90,093

Sun Communities, Inc.	433	90,907

Ventas, Inc.	1,247	63,729

Weyerhaeuser Co.	4,276	176,084

WP Carey, Inc.	1,340	109,916

		1,829,033

Food & Staples Retailing — 1.4%

Kroger Co. (The)	2,811	127,246

US Foods Holding Corp. *	2,983	103,894

		231,140

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Food Products — 0.9%

Post Holdings, Inc. *	1,341	151,122

Gas Utilities — 1.4%

National Fuel Gas Co.	3,731	238,591

Health Care Equipment & Supplies — 1.0%

Zimmer Biomet Holdings, Inc.	1,409	178,990

Health Care Providers & Services — 5.3%

AmerisourceBergen Corp.	1,575	209,280

Henry Schein, Inc. *	1,975	153,099

Humana, Inc.	204	94,832

Laboratory Corp. of America Holdings *	853	267,984

Universal Health Services, Inc., Class B	1,394	180,726

		905,921

Hotels, Restaurants & Leisure — 1.0%

Darden Restaurants, Inc.	611	92,002

Expedia Group, Inc. *	447	80,823

		172,825

Household Durables — 2.0%

Mohawk Industries, Inc. *	904	164,773

Newell Brands, Inc.	8,269	180,603

		345,376

Household Products — 0.5%

Energizer Holdings, Inc.	2,022	81,079

Insurance — 6.3%

Alleghany Corp. *	134	89,163

Arch Capital Group Ltd. *	1,966	87,380

Hartford Financial Services Group, Inc. (The)	2,442	168,629

Lincoln National Corp.	1,967	134,282

Loews Corp.	4,628	267,329

Progressive Corp. (The)	1,101	113,035

RenaissanceRe Holdings Ltd. (Bermuda)	543	91,980

WR Berkley Corp.	1,596	131,512

		1,083,310

Interactive Media & Services — 0.9%

InterActiveCorp. *	1,211	158,336

IT Services — 1.1%

FleetCor Technologies, Inc. *	810	181,369

Machinery — 6.1%

IDEX Corp.	525	124,042

ITT, Inc.	2,095	214,092

Lincoln Electric Holdings, Inc.	1,311	182,847

Middleby Corp. (The) *	944	185,753

INVESTMENTS	SHARES (000)	VALUE ($000)

Machinery — continued

Snap-on, Inc.	873	187,964

Timken Co. (The)	2,040	141,327

		1,036,025

Media — 2.4%

Liberty Broadband Corp., Class C *	1,462	235,509

Liberty Media Corp.-Liberty SiriusXM, Class C *	3,395	172,645

		408,154

Metals & Mining — 0.8%

Freeport-McMoRan, Inc.	3,305	137,917

Multiline Retail — 0.7%

Kohl’s Corp.(a)	2,596	128,211

Multi-Utilities — 3.3%

CMS Energy Corp.	3,578	232,726

Sempra Energy	681	90,118

WEC Energy Group, Inc.	2,410	233,969

		556,813

Oil, Gas & Consumable Fuels — 3.8%

Coterra Energy, Inc.	10,942	207,892

Diamondback Energy, Inc.	2,022	218,080

Williams Cos., Inc. (The)	8,565	223,021

		648,993

Pharmaceuticals — 0.6%

Jazz Pharmaceuticals plc *	756	96,351

Professional Services — 0.8%

Leidos Holdings, Inc.	1,608	142,931

Real Estate Management & Development — 1.0%

CBRE Group, Inc., Class A *	1,597	173,318

Semiconductors & Semiconductor Equipment — 0.6%

Analog Devices, Inc.	596	104,693

Software — 0.9%

NortonLifeLock, Inc.	6,135	159,390

Specialty Retail — 3.2%

AutoZone, Inc. *	135	283,218

Best Buy Co., Inc.	1,523	154,729

Gap, Inc. (The)	6,066	107,068

		545,015

Textiles, Apparel & Luxury Goods — 2.5%

Carter’s, Inc.	1,469	148,709

Ralph Lauren Corp.	1,258	149,560

Tapestry, Inc.	3,112	126,328

		424,597

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	23

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Thrifts & Mortgage Finance — 0.5%

MGIC Investment Corp.	5,470	78,874

Total Common Stocks (Cost $9,675,091)		16,959,818

Short-Term Investments — 0.9%

Investment Companies — 0.9%

JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (b) (c) (Cost $146,037)	145,978	146,037

Investment of Cash Collateral from Securities Loaned —0.0% (d)

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (b) (c)	1,234	1,234

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c)	1,118	1,118

Total Investment of Cash Collateral from Securities Loaned (Cost $2,352)		2,352

Total Short-Term Investments (Cost $148,389)		148,389

Total Investments — 100.0% (Cost $9,823,480)		17,108,207
Liabilities in Excess of Other Assets — 0.0% (d)		(8,055)

NET ASSETS — 100.0%		17,100,152

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at December 31, 2021. The total value of securities on loan at December 31, 2021 is $2,227.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2021.
(d)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.0%

Aerospace & Defense — 2.6%

General Dynamics Corp.	392	81,741

Northrop Grumman Corp.	215	83,375

Raytheon Technologies Corp.	1,375	118,295

		283,411

Air Freight & Logistics — 0.9%

FedEx Corp.	386	99,861

Banks — 12.6%

Bank of America Corp.	9,142	406,709

Citigroup, Inc.	1,309	79,040

Citizens Financial Group, Inc.	2,886	136,369

M&T Bank Corp.	1,103	169,355

PNC Financial Services Group, Inc. (The)	698	139,879

Truist Financial Corp.	2,326	136,201

US Bancorp	1,676	94,152

Wells Fargo & Co.	3,964	190,199

		1,351,904

Beverages — 0.5%

Keurig Dr Pepper, Inc.	1,581	58,264

Biotechnology — 3.3%

AbbVie, Inc.	1,745	236,299

Biogen, Inc. *	101	24,184

Regeneron Pharmaceuticals, Inc. *	78	49,195

Vertex Pharmaceuticals, Inc. *	202	44,271

		353,949

Building Products — 1.2%

Carlisle Cos., Inc.	288	71,486

Fortune Brands Home & Security, Inc.	563	60,153

		131,639

Capital Markets — 3.6%

Charles Schwab Corp. (The)	1,254	105,437

Invesco Ltd.	2,396	55,148

Morgan Stanley	808	79,267

Northern Trust Corp.	696	83,231

T. Rowe Price Group, Inc.	321	63,207

		386,290

Chemicals — 0.7%

Axalta Coating Systems Ltd. *	1,181	39,108

Celanese Corp.	194	32,553

		71,661

Communications Equipment — 0.9%

Cisco Systems, Inc.	1,058	67,026

INVESTMENTS	SHARES (000)	VALUE ($000)

Communications Equipment — continued

CommScope Holding Co., Inc. *	2,329	25,707

		92,733

Construction Materials — 0.9%

Martin Marietta Materials, Inc.	215	94,658

Consumer Finance — 2.5%

American Express Co.	547	89,506

Capital One Financial Corp.	1,259	182,652

		272,158

Containers & Packaging — 1.5%

Packaging Corp. of America	775	105,544

Westrock Co.	1,159	51,434

		156,978

Diversified Financial Services — 2.5%

Berkshire Hathaway, Inc., Class B *	910	272,029

Diversified Telecommunication Services — 1.7%

Verizon Communications, Inc.	3,428	178,113

Electric Utilities — 3.9%

American Electric Power Co., Inc.	770	68,517

Edison International	837	57,133

Entergy Corp.	513	57,767

NextEra Energy, Inc.	915	85,412

PG&E Corp. *	2,678	32,513

Xcel Energy, Inc.	1,711	115,832

		417,174

Electronic Equipment, Instruments & Components — 0.8%

TD SYNNEX Corp.	712	81,382

Entertainment — 0.3%

Walt Disney Co. (The) *	242	37,483

Equity Real Estate Investment Trusts (REITs) — 7.4%

American Homes 4 Rent, Class A	1,371	59,801

Apple Hospitality REIT, Inc.	2,175	35,118

Brixmor Property Group, Inc.	3,423	86,966

Federal Realty Investment Trust	395	53,901

JBG SMITH Properties	1,096	31,466

Kimco Realty Corp. (a)	4,053	99,900

Lamar Advertising Co., Class A	173	20,985

Mid-America Apartment Communities, Inc.	310	71,114

Public Storage	189	70,717

Rayonier, Inc. (a)	2,307	93,126

Welltower, Inc. (a)	366	31,349

Weyerhaeuser Co.	3,318	136,632

		791,075

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	25

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Food & Staples Retailing — 0.6%

Sysco Corp.	876	68,833

Food Products — 1.6%

Kraft Heinz Co. (The)	2,214	79,472

Post Holdings, Inc. * (a)	863	97,247

		176,719

Health Care Equipment & Supplies — 0.9%

Medtronic plc	533	55,187

Zimmer Biomet Holdings, Inc.	371	47,183

		102,370

Health Care Providers & Services — 4.4%

AmerisourceBergen Corp.	757	100,611

Cigna Corp.	229	52,516

CVS Health Corp.	1,171	120,749

HCA Healthcare, Inc.	140	35,979

UnitedHealth Group, Inc.	335	167,984

		477,839

Hotels, Restaurants & Leisure — 1.1%

Booking Holdings, Inc. *	26	61,420

Cracker Barrel Old Country Store, Inc. (a)	146	18,820

Las Vegas Sands Corp. *	1,063	40,000

		120,240

Household Durables — 1.4%

Mohawk Industries, Inc. *	470	85,679

Newell Brands, Inc.	3,114	68,010

		153,689

Household Products — 1.6%

Energizer Holdings, Inc. (a)	1,409	56,516

Procter & Gamble Co. (The)	701	114,659

		171,175

Industrial Conglomerates — 0.8%

Honeywell International, Inc.	418	87,141

Insurance — 8.1%

Alleghany Corp. *	86	57,677

American International Group, Inc.	759	43,128

Chubb Ltd.	437	84,543

CNA Financial Corp.	744	32,791

Fairfax Financial Holdings Ltd. (Canada)	142	69,796

Hartford Financial Services Group, Inc. (The)	1,414	97,649

Loews Corp. (a)	3,156	182,280

Marsh & McLennan Cos., Inc.	290	50,328

Progressive Corp. (The)	640	65,706

INVESTMENTS	SHARES (000)	VALUE ($000)

Insurance — continued

Travelers Cos., Inc. (The)	1,147	179,405

		863,303

Interactive Media & Services — 0.9%

Alphabet, Inc., Class C *	17	50,349

InterActiveCorp. *	337	44,036

		94,385

IT Services — 1.4%

FleetCor Technologies, Inc. *	248	55,468

International Business Machines Corp.	474	63,328

Kyndryl Holdings, Inc. *	1,700	30,764

		149,560

Machinery — 2.9%

Dover Corp.	708	128,483

ITT, Inc.	660	67,415

Stanley Black & Decker, Inc.	392	73,864

Timken Co. (The)	567	39,253

		309,015

Media — 2.6%

DISH Network Corp., Class A * (a)	1,596	51,788

Liberty Broadband Corp., Class C *	568	91,424

Liberty Media Corp.-Liberty SiriusXM, Class C * (a)	1,571	79,906

Nexstar Media Group, Inc., Class A	374	56,514

		279,632

Multiline Retail — 1.1%

Dollar General Corp.	265	62,566

Kohl’s Corp. (a)	1,227	60,612

		123,178

Oil, Gas & Consumable Fuels — 5.8%

Chevron Corp.	848	99,454

ConocoPhillips	2,277	164,365

Coterra Energy, Inc.	3,525	66,966

Diamondback Energy, Inc.	288	31,082

Kinder Morgan, Inc.	4,577	72,596

Marathon Petroleum Corp.	993	63,530

Phillips 66	878	63,633

Williams Cos., Inc. (The)	2,626	68,389

		630,015

Pharmaceuticals — 4.2%

Bristol-Myers Squibb Co.	3,008	187,554

Johnson & Johnson	790	135,149

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Pharmaceuticals — continued

Merck & Co., Inc.	725	55,529

Organon & Co.	1,193	36,317

Viatris, Inc.	3,202	43,325

		457,874

Professional Services — 0.6%

Leidos Holdings, Inc.	751	66,764

Real Estate Management & Development — 0.5%

CBRE Group, Inc., Class A *	546	59,300

Semiconductors & Semiconductor Equipment — 1.8%

Analog Devices, Inc.	573	100,751

Texas Instruments, Inc.	502	94,587

		195,338

Specialty Retail — 4.7%

AutoZone, Inc. *	74	154,618

Best Buy Co., Inc.	686	69,685

Dick’s Sporting Goods, Inc. (a)	370	42,592

Gap, Inc. (The) (a)	3,365	59,385

Lowe’s Cos., Inc.	355	91,657

Murphy USA, Inc.	460	91,694

		509,631

Textiles, Apparel & Luxury Goods — 1.0%

Columbia Sportswear Co.	469	45,680

Ralph Lauren Corp.	501	59,549

		105,229

Tobacco — 0.6%

Philip Morris International, Inc.	679	64,477

Wireless Telecommunication Services — 0.6%

T-Mobile US, Inc. *	554	64,299

Total Common Stocks (Cost $6,493,503)		10,460,768

Short-Term Investments — 3.3%

Investment Companies — 3.1%

JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (b) (c) (Cost $340,069)	339,933	340,069

INVESTMENTS	SHARES (000)	VALUE ($000)

Investment of Cash Collateral from Securities Loaned — 0.2%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (b) (c)	14,076	14,074

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c)	3,394	3,394

Total Investment of Cash Collateral from Securities Loaned (Cost $17,468)		17,468

Total Short-Term Investments (Cost $357,537)		357,537

Total Investments — 100.3% (Cost $6,851,040)		10,818,305
Liabilities in Excess of Other Assets — (0.3)%		(30,411)

NET ASSETS — 100.0%		10,787,894

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at December 31, 2021. The total value of securities on loan at December 31, 2021 is $16,771.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2021.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	27

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2021 (Unaudited)

(Amounts in thousands, except per share amounts)

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund		JPMorgan Mid Cap Growth Fund
ASSETS:
Investments in non-affiliates, at value	$16,341,617		$3,104,412		$9,459,760
Investments in affiliates, at value	161,973		60,270		161,013
Investment of cash collateral received from securities loaned, at value (See Note 2.B.)	248,171		31,787		132,440
Cash	49		—		13
Receivables:
Fund shares sold	21,159		3,245		7,634
Dividends from non-affiliates	1,424		3,052		400
Dividends from affiliates	—	(a)	—	(a)	—	(a)
Securities lending income (See Note 2.B.)	22		6		27
Other assets	379		253		—

Total Assets	16,774,794		3,203,025		9,761,287

LIABILITIES:
Payables:
Due to custodian	—		16		—
Investment securities purchased	—		1,889		13,816
Collateral received on securities loaned (See Note 2.B.)	248,171		31,787		132,440
Fund shares redeemed	8,701		1,963		20,511
Accrued liabilities:
Investment advisory fees	6,974		1,527		4,998
Administration fees	469		81		465
Distribution fees	1,490		145		458
Service fees	1,905		354		673
Custodian and accounting fees	191		42		111
Trustees’ and Chief Compliance Officer’s fees	—		—	(a)	—	(a)
Other	250		12		125

Total Liabilities	268,151		37,816		173,597

Net Assets	$16,506,643		$3,165,209		$9,587,690

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
NET ASSETS:
Paid-in-Capital	$8,104,834	$2,073,259	$6,325,777
Total distributable earnings (loss)	8,401,809	1,091,950	3,261,913

Total Net Assets	$16,506,643	$3,165,209	$9,587,690

Net Assets:
Class A	$3,337,143	$640,121	$1,651,602
Class C	1,241,302	18,841	107,958
Class I	4,824,484	1,049,626	2,008,915
Class R2	760	643	60,431
Class R3	6,175	—	79,849
Class R4	21,307	—	23,332
Class R5	149,779	83	711,371
Class R6	6,925,693	1,455,895	4,944,232

Total	$16,506,643	$3,165,209	$9,587,690

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	105,098	10,638	39,029
Class C	49,030	335	3,791
Class I	144,081	17,064	38,388
Class R2	24	11	1,281
Class R3	195	—	1,559
Class R4	636	—	448
Class R5	4,330	1	13,310
Class R6	197,980	23,634	91,809

Net Asset Value (a):
Class A — Redemption price per share	$31.75	$60.17	$42.32
Class C — Offering price per share (b)	25.32	56.33	28.48
Class I — Offering and redemption price per share	33.48	61.51	52.33
Class R2 — Offering and redemption price per share	31.26	59.15	47.19
Class R3 — Offering and redemption price per share	31.70	—	51.23
Class R4 — Offering and redemption price per share	33.50	—	52.12
Class R5 — Offering and redemption price per share	34.59	61.75	53.44
Class R6 — Offering and redemption price per share	34.98	61.60	53.85
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$33.51	$63.50	$44.66

Cost of investments in non-affiliates	$7,909,340	$2,011,607	$6,247,872
Cost of investments in affiliates	161,958	60,262	160,999
Investment securities on loan, at value (See Note 2.B.)	241,385	30,611	127,353
Cost of investment of cash collateral (See Note 2.B.)	248,176	31,787	132,443

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	29

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Mid Cap Value Fund		JPMorgan Value Advantage Fund
ASSETS:
Investments in non-affiliates, at value	$16,959,818		$10,460,768
Investments in affiliates, at value	146,037		340,069
Investment of cash collateral received from securities loaned, at value (See Note 2.B.)	2,352		17,468
Cash	5		13
Receivables:
Investment securities sold	—		1,853
Fund shares sold	8,650		7,513
Dividends from non-affiliates	28,198		8,028
Dividends from affiliates	—	(a)	1
Securities lending income (See Note 2.B.)	1		2

Total Assets	17,145,061		10,835,715

LIABILITIES:
Payables:
Investment securities purchased	—		17,979
Collateral received on securities loaned (See Note 2.B.)	2,352		17,468
Fund shares redeemed	30,884		5,927
Accrued liabilities:
Investment advisory fees	8,659		4,464
Administration fees	500		353
Distribution fees	442		443
Service fees	1,627		920
Custodian and accounting fees	199		131
Trustees’ and Chief Compliance Officer’s fees	—	(a)	—	(a)
Other	246		136

Total Liabilities	44,909		47,821

Net Assets	$17,100,152		$10,787,894

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
NET ASSETS:
Paid-in-Capital	$9,438,323	$6,598,593
Total distributable earnings (loss)	7,661,829	4,189,301

Total Net Assets	$17,100,152	$10,787,894

Net Assets:
Class A	$1,656,299	$1,117,171
Class C	76,270	333,784
Class I	2,810,923	2,407,948
Class L	7,973,997	1,859,802
Class R2	74,034	277
Class R3	86,456	3,361
Class R4	19,587	1,717
Class R5	97,615	1,390
Class R6	4,304,971	5,062,444

Total	$17,100,152	$10,787,894

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	41,091	28,184
Class C	1,990	8,435
Class I	68,676	60,392
Class L	191,648	46,615
Class R2	1,949	7
Class R3	2,170	86
Class R4	481	43
Class R5	2,351	35
Class R6	103,536	127,082

Net Asset Value (a):
Class A — Redemption price per share	$40.31	$39.64
Class C — Offering price per share (b)	38.33	39.57
Class I — Offering and redemption price per share	40.93	39.87
Class L — Offering and redemption price per share	41.61	39.90
Class R2 — Offering and redemption price per share	37.98	39.15
Class R3 — Offering and redemption price per share	39.84	39.04
Class R4 — Offering and redemption price per share	40.71	39.86
Class R5 — Offering and redemption price per share	41.53	39.83
Class R6 — Offering and redemption price per share	41.58	39.84
Class A maximum sales charge	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$42.54	$41.84

Cost of investments in non-affiliates	$9,675,091	$6,493,503
Cost of investments in affiliates	146,037	340,069
Investment securities on loan, at value (See Note 2.B.)	2,227	16,771
Cost of investment of cash collateral (See Note 2.B.)	2,352	17,468

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	31

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

(Amounts in thousands)

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
INVESTMENT INCOME:
Interest income from affiliates	$— (a)	$—	$1
Dividend income from non-affiliates	37,877	16,504	16,852
Dividend income from affiliates	89	26	83
Income from securities lending (net) (See Note 2.B.)	213	41	233

Total investment income	38,179	16,571	17,169

EXPENSES:
Investment advisory fees	43,760	9,930	30,932
Administration fees	5,276	1,146	3,568
Distribution fees:
Class A	4,035	780	2,110
Class C	4,709	77	412
Class R2	2	2	144
Class R3	7	—	93
Service fees:
Class A	4,035	780	2,110
Class C	1,570	26	137
Class I	6,038	1,258	2,551
Class R2	1	1	72
Class R3	7	—	93
Class R4	28	—	32
Class R5	74	— (a)	366
Custodian and accounting fees	225	52	136
Professional fees	78	34	55
Trustees’ and Chief Compliance Officer’s fees	30	17	24
Printing and mailing costs	386	170	172
Registration and filing fees	258	109	288
Transfer agency fees (See Note 2.F.)	173	30	218
Other	312	77	120

Total expenses	71,004	14,489	43,633

Less fees waived	(2,520)	(1,766)	(1,872)
Less expense reimbursements	— (a)	(3)	(30)

Net expenses	68,484	12,720	41,731

Net investment income (loss)	(30,305)	3,851	(24,562)

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	319,987	75,142	222,366
Investments in affiliates	(12)	(6)	(27)
Foreign currency transactions	— (a)	— (a)	— (a)

Net realized gain (loss)	319,975	75,136	222,339

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1,105,842	58,128	(13,073)
Investments in affiliates	(11)	2	12

Change in net unrealized appreciation/depreciation	1,105,831	58,130	(13,061)

Net realized/unrealized gains (losses)	1,425,806	133,266	209,278

Change in net assets resulting from operations	$1,395,501	$137,117	$184,716

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
INVESTMENT INCOME:
Dividend income from non-affiliates	$134,342	$101,664
Dividend income from affiliates	55	100
Income from securities lending (net) (See Note 2.B.)	9	11

Total investment income	134,406	101,775

EXPENSES:
Investment advisory fees	56,068	30,389
Administration fees	5,564	4,007
Distribution fees:
Class A	2,048	1,363
Class C	288	1,285
Class R2	183	1
Class R3	110	4
Service fees:
Class A	2,048	1,363
Class C	96	428
Class I	3,781	3,008
Class L	3,980	948
Class R2	92	— (a)
Class R3	110	4
Class R4	40	2
Class R5	45	1
Custodian and accounting fees	260	171
Professional fees	82	61
Trustees’ and Chief Compliance Officer’s fees	33	26
Printing and mailing costs	522	313
Registration and filing fees	170	147
Transfer agency fees (See Note 2.F.)	129	98
Other	392	185

Total expenses	76,041	43,804

Less fees waived	(4,535)	(1,777)
Less expense reimbursements	(30)	(7)

Net expenses	71,476	42,020

Net investment income (loss)	62,930	59,755

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	961,782	662,064
Investments in affiliates	(16)	(5)

Net realized gain (loss)	961,766	662,059

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	91,474	(90,619)
Investments in affiliates	2	3

Change in net unrealized appreciation/depreciation	91,476	(90,616)

Net realized/unrealized gains (losses)	1,053,242	571,443

Change in net assets resulting from operations	$1,116,172	$631,198

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	33

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(30,305)	$(38,687)	$3,851	$5,871
Net realized gain (loss)	319,975	2,615,524	75,136	236,501
Change in net unrealized appreciation/depreciation	1,105,831	2,518,044	58,130	551,887

Change in net assets resulting from operations	1,395,501	5,094,881	137,117	794,259

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(450,846)	(248,914)	(45,467)	(51,016)
Class C	(205,934)	(129,471)	(1,466)	(2,405)
Class I	(627,636)	(360,812)	(74,927)	(43,367)
Class R2	(97)	(32)	(46)	(76)
Class R3	(738)	(192)	—	—
Class R4	(2,743)	(1,887)	—	—
Class R5	(18,769)	(12,763)	(6)	(111)
Class R6	(865,471)	(579,464)	(105,308)	(120,036)

Total distributions to shareholders	(2,172,234)	(1,333,535)	(227,220)	(217,011)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,504,539	207,286	429,770	611,112

NET ASSETS:
Change in net assets	1,727,806	3,968,632	339,667	1,188,360
Beginning of period	14,778,837	10,810,205	2,825,542	1,637,182

End of period	$16,506,643	$14,778,837	$3,165,209	$2,825,542

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(24,562)	$(38,812)	$62,930	$127,797
Net realized gain (loss)	222,339	977,630	961,766	1,768,173
Change in net unrealized appreciation/depreciation	(13,061)	1,605,407	91,476	4,261,488

Change in net assets resulting from operations	184,716	2,544,225	1,116,172	6,157,458

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(164,928)	(173,779)	(219,981)	(92,478)
Class C	(15,295)	(16,088)	(10,363)	(5,006)
Class I	(164,559)	(173,836)	(392,787)	(197,658)
Class L	—	—	(1,064,675)	(492,109)
Class R2	(5,456)	(5,377)	(10,249)	(4,986)
Class R3	(6,561)	(5,883)	(11,581)	(5,364)
Class R4	(1,915)	(1,774)	(4,055)	(2,242)
Class R5	(56,755)	(63,349)	(11,564)	(5,676)
Class R6	(391,225)	(329,350)	(571,247)	(264,623)

Total distributions to shareholders	(806,694)	(769,436)	(2,296,502)	(1,070,142)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,136,904	1,816,908	1,229,845	(751,266)

NET ASSETS:
Change in net assets	514,926	3,591,697	49,515	4,336,050
Beginning of period	9,072,764	5,481,067	17,050,637	12,714,587

End of period	$9,587,690	$9,072,764	$17,100,152	$17,050,637

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	35

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Value Advantage Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$59,755	$124,916
Net realized gain (loss)	662,059	961,470
Change in net unrealized appreciation/depreciation	(90,616)	2,800,518

Change in net assets resulting from operations	631,198	3,886,904

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(139,510)	(23,476)
Class C	(40,783)	(7,055)
Class I	(309,038)	(72,893)
Class L	(243,763)	(53,516)
Class R2	(32)	(7)
Class R3	(427)	(63)
Class R4	(206)	(1,188)
Class R5	(180)	(145)
Class R6	(643,793)	(133,423)

Total distributions to shareholders	(1,377,732)	(291,766)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	383,112	(1,143,741)

NET ASSETS:
Change in net assets	(363,422)	2,451,397
Beginning of period	11,151,316	8,699,919

End of period	$10,787,894	$11,151,316

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$295,282	$617,307	$57,791	$108,793
Distributions reinvested	434,059	240,271	45,434	50,959
Cost of shares redeemed	(235,767)	(591,206)	(39,852)	(103,045)

Change in net assets resulting from Class A capital transactions	493,574	266,372	63,373	56,707

Class C
Proceeds from shares issued	73,779	163,112	771	1,523
Distributions reinvested	200,976	125,552	1,462	2,405
Cost of shares redeemed	(151,993)	(301,892)	(4,592)	(8,655)

Change in net assets resulting from Class C capital transactions	122,762	(13,228)	(2,359)	(4,727)

Class I
Proceeds from shares issued	543,458	1,479,235	255,657	599,516
Distributions reinvested	592,526	337,895	74,821	43,123
Cost of shares redeemed	(733,316)	(1,078,748)	(137,029)	(236,107)

Change in net assets resulting from Class I capital transactions	402,668	738,382	193,449	406,532

Class R2
Proceeds from shares issued	224	300	71	191
Distributions reinvested	96	32	43	73
Cost of shares redeemed	(26)	(154)	(6)	(535)

Change in net assets resulting from Class R2 capital transactions	294	178	108	(271)

Class R3
Proceeds from shares issued	2,616	3,643	—	—
Distributions reinvested	628	163	—	—
Cost of shares redeemed	(1,914)	(434)	—	—

Change in net assets resulting from Class R3 capital transactions	1,330	3,372	—	—

Class R4
Proceeds from shares issued	1,017	2,600	—	—
Distributions reinvested	2,743	1,886	—	—
Cost of shares redeemed	(4,301)	(5,512)	—	—

Change in net assets resulting from Class R4 capital transactions	(541)	(1,026)	—	—

Class R5
Proceeds from shares issued	11,948	22,343	6	272
Distributions reinvested	18,390	12,555	6	111
Cost of shares redeemed	(16,426)	(70,249)	— (a)	(1,462)

Change in net assets resulting from Class R5 capital transactions	13,912	(35,351)	12	(1,079)

Class R6
Proceeds from shares issued	1,266,705	1,205,957	192,249	334,403
Distributions reinvested	863,104	578,133	105,241	119,998
Cost of shares redeemed	(659,269)	(2,535,503)	(122,303)	(300,451)

Change in net assets resulting from Class R6 capital transactions	1,470,540	(751,413)	175,187	153,950

Total change in net assets resulting from capital transactions	$2,504,539	$207,286	$429,770	$611,112

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	37

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)		Year Ended June 30, 2021
SHARE TRANSACTIONS:
Class A
Issued	8,558	20,460	921		1,925
Reinvested	13,886	8,308	775		961
Redeemed	(6,889)	(19,686)	(639)		(1,903)

Change in Class A Shares	15,555	9,082	1,057		983

Class C
Issued	2,604	6,449	13		28
Reinvested	8,062	5,236	27		48
Redeemed	(5,397)	(11,926)	(78)		(165)

Change in Class C Shares	5,269	(241)	(38)		(89)

Class I
Issued	15,091	46,557	3,957		10,207
Reinvested	17,977	11,160	1,248		795
Redeemed	(20,320)	(33,943)	(2,121)		(4,122)

Change in Class I Shares	12,748	23,774	3,084		6,880

Class R2
Issued	7	9	1		3
Reinvested	3	1	1		2
Redeemed	(1)	(5)	—	(a)	(9)

Change in Class R2 Shares	9	5	2		(4)

Class R3
Issued	79	116	—		—
Reinvested	20	6	—		—
Redeemed	(55)	(14)	—		—

Change in Class R3 Shares	44	108	—		—

Class R4
Issued	28	81	—		—
Reinvested	83	62	—		—
Redeemed	(116)	(177)	—		—

Change in Class R4 Shares	(5)	(34)	—		—

Class R5
Issued	319	696	—	(a)	5
Reinvested	540	403	—	(a)	2
Redeemed	(437)	(2,158)	—	(a)	(24)

Change in Class R5 Shares	422	(1,059)	—	(a)	(17)

Class R6
Issued	32,958	36,597	3,000		5,844
Reinvested	25,068	18,399	1,751		2,206
Redeemed	(17,622)	(76,164)	(1,897)		(5,296)

Change in Class R6 Shares	40,404	(21,168)	2,854		2,754

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$110,119	$269,885	$118,359	$312,241
Distributions reinvested	159,203	168,194	205,806	84,258
Cost of shares redeemed	(125,519)	(265,651)	(160,660)	(421,860)

Change in net assets resulting from Class A capital transactions	143,803	172,428	163,505	(25,361)

Class C
Proceeds from shares issued	11,082	18,817	5,413	11,152
Distributions reinvested	15,070	15,598	10,091	4,875
Cost of shares redeemed	(14,375)	(29,254)	(9,602)	(50,512)

Change in net assets resulting from Class C capital transactions	11,777	5,161	5,902	(34,485)

Class I
Proceeds from shares issued	252,496	807,758	215,808	944,499
Distributions reinvested	155,839	163,157	372,132	187,286
Cost of shares redeemed	(278,506)	(572,464)	(633,884)	(1,167,802)

Change in net assets resulting from Class I capital transactions	129,829	398,451	(45,944)	(36,017)

Class L
Proceeds from shares issued	—	—	455,340	1,079,544
Distributions reinvested	—	—	1,015,481	466,015
Cost of shares redeemed	—	—	(791,650)	(2,003,837)

Change in net assets resulting from Class L capital transactions	—	—	679,171	(458,278)

Class R2
Proceeds from shares issued	12,269	19,596	5,006	11,087
Distributions reinvested	5,445	5,366	10,195	4,944
Cost of shares redeemed	(9,749)	(18,633)	(6,584)	(26,032)

Change in net assets resulting from Class R2 capital transactions	7,965	6,329	8,617	(10,001)

Class R3
Proceeds from shares issued	15,972	27,679	4,126	10,318
Distributions reinvested	6,481	5,811	10,954	5,120
Cost of shares redeemed	(7,614)	(19,436)	(10,650)	(16,546)

Change in net assets resulting from Class R3 capital transactions	14,839	14,054	4,430	(1,108)

Class R4
Proceeds from shares issued	7,179	15,324	2,908	29,189
Distributions reinvested	1,915	1,774	4,055	2,242
Cost of shares redeemed	(7,452)	(9,549)	(17,006)	(36,170)

Change in net assets resulting from Class R4 capital transactions	1,642	7,549	(10,043)	(4,739)

Class R5
Proceeds from shares issued	58,001	169,023	18,321	15,455
Distributions reinvested	53,207	59,609	11,552	5,671
Cost of shares redeemed	(88,695)	(178,446)	(15,873)	(28,691)

Change in net assets resulting from Class R5 capital transactions	22,513	50,186	14,000	(7,565)

Class R6
Proceeds from shares issued	866,924	1,731,741	330,287	880,233
Distributions reinvested	387,715	326,519	531,604	243,857
Cost of shares redeemed	(450,103)	(895,510)	(451,684)	(1,297,802)

Change in net assets resulting from Class R6 capital transactions	804,536	1,162,750	410,207	(173,712)

Total change in net assets resulting from capital transactions	$1,136,904	$1,816,908	$1,229,845	$(751,266)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	39

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
SHARE TRANSACTIONS:
Class A
Issued	2,392	6,348	2,735	8,294
Reinvested	3,841	4,077	5,251	2,357
Redeemed	(2,752)	(6,207)	(3,721)	(11,461)

Change in Class A Shares	3,481	4,218	4,265	(810)

Class C
Issued	341	609	131	302
Reinvested	540	533	272	143
Redeemed	(450)	(951)	(234)	(1,473)

Change in Class C Shares	431	191	169	(1,028)

Class I
Issued	4,515	15,656	4,955	26,465
Reinvested	3,041	3,271	9,337	5,165
Redeemed	(4,984)	(11,073)	(14,717)	(31,205)

Change in Class I Shares	2,572	7,854	(425)	425

Class L
Issued	—	—	10,217	27,115
Reinvested	—	—	25,025	12,656
Redeemed	—	—	(17,893)	(52,480)

Change in Class L Shares	—	—	17,349	(12,709)

Class R2
Issued	231	411	120	308
Reinvested	118	118	277	146
Redeemed	(190)	(395)	(162)	(735)

Change in Class R2 Shares	159	134	235	(281)

Class R3
Issued	281	550	96	273
Reinvested	129	118	283	145
Redeemed	(136)	(384)	(247)	(451)

Change in Class R3 Shares	274	284	132	(33)

Class R4
Issued	129	299	64	772
Reinvested	37	36	103	62
Redeemed	(130)	(183)	(412)	(892)

Change in Class R4 Shares	36	152	(245)	(58)

Class R5
Issued	1,016	3,227	434	389
Reinvested	1,017	1,172	285	154
Redeemed	(1,534)	(3,436)	(354)	(723)

Change in Class R5 Shares	499	963	365	(180)

Class R6
Issued	14,962	32,743	7,344	22,671
Reinvested	7,351	6,379	13,105	6,625
Redeemed	(7,799)	(17,096)	(9,993)	(33,322)

Change in Class R6 Shares	14,514	22,026	10,456	(4,026)

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

	JPMorgan Value Advantage Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$117,432	$228,457
Distributions reinvested	131,124	21,985
Cost of shares redeemed	(103,673)	(256,183)

Change in net assets resulting from Class A capital transactions	144,883	(5,741)

Class C
Proceeds from shares issued	20,094	42,809
Distributions reinvested	40,129	6,902
Cost of shares redeemed	(53,063)	(152,617)

Change in net assets resulting from Class C capital transactions	7,160	(102,906)

Class I
Proceeds from shares issued	329,211	632,458
Distributions reinvested	281,851	67,804
Cost of shares redeemed	(357,272)	(1,288,594)

Change in net assets resulting from Class I capital transactions	253,790	(588,332)

Class L
Proceeds from shares issued	133,376	329,055
Distributions reinvested	234,993	51,517
Cost of shares redeemed	(228,419)	(753,164)

Change in net assets resulting from Class L capital transactions	139,950	(372,592)

Class R2
Proceeds from shares issued	73	81
Distributions reinvested	32	7
Cost of shares redeemed	(1)	(144)

Change in net assets resulting from Class R2 capital transactions	104	(56)

Class R3
Proceeds from shares issued	912	1,146
Distributions reinvested	339	51
Cost of shares redeemed	(635)	(488)

Change in net assets resulting from Class R3 capital transactions	616	709

Class R4
Proceeds from shares issued	121	3,069
Distributions reinvested	205	1,187
Cost of shares redeemed	(221)	(42,655)

Change in net assets resulting from Class R4 capital transactions	105	(38,399)

Class R5
Proceeds from shares issued	84	839
Distributions reinvested	142	137
Cost of shares redeemed	(103)	(6,702)

Change in net assets resulting from Class R5 capital transactions	123	(5,726)

Class R6
Proceeds from shares issued	302,491	1,674,385
Distributions reinvested	643,064	133,248
Cost of shares redeemed	(1,109,174)	(1,838,331)

Change in net assets resulting from Class R6 capital transactions	(163,619)	(30,698)

Total change in net assets resulting from capital transactions	$383,112	$(1,143,741)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	41

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Value Advantage Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
SHARE TRANSACTIONS:
Class A
Issued	2,754	6,264
Reinvested	3,380	627
Redeemed	(2,438)	(7,354)

Change in Class A Shares	3,696	(463)

Class C
Issued	472	1,112
Reinvested	1,040	198
Redeemed	(1,250)	(4,444)

Change in Class C Shares	262	(3,134)

Class I
Issued	7,741	17,384
Reinvested	7,212	1,924
Redeemed	(8,488)	(34,308)

Change in Class I Shares	6,465	(15,000)

Class L
Issued	3,075	9,182
Reinvested	6,003	1,461
Redeemed	(5,419)	(21,293)

Change in Class L Shares	3,659	(10,650)

Class R2
Issued	2	2
Reinvested	1	— (a)
Redeemed	— (a)	(4)

Change in Class R2 Shares	3	(2)

Class R3
Issued	21	32
Reinvested	9	1
Redeemed	(15)	(14)

Change in Class R3 Shares	15	19

Class R4
Issued	3	89
Reinvested	5	34
Redeemed	(5)	(1,184)

Change in Class R4 Shares	3	(1,061)

Class R5
Issued	2	26
Reinvested	4	4
Redeemed	(3)	(184)

Change in Class R5 Shares	3	(154)

Class R6
Issued	6,964	43,621
Reinvested	16,442	3,783
Redeemed	(25,206)	(51,458)

Change in Class R6 Shares	(1,800)	(4,054)

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

THIS PAGE IS INTENTIONALLY LEFT BLANK

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	43

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Growth Advantage Fund
Class A
Six Months Ended December 31, 2021 (Unaudited)	$33.66	$(0.11)	$3.14	$3.03	$—	$(4.94)	$(4.94)
Year Ended June 30, 2021	25.27	(0.16)	11.67	11.51	—	(3.12)	(3.12)
Year Ended June 30, 2020	21.78	(0.08)	5.74	5.66	—	(2.17)	(2.17)
Year Ended June 30, 2019	21.73	(0.08)	1.89	1.81	—	(1.76)	(1.76)
Year Ended June 30, 2018	17.95	(0.12)	4.74	4.62	—	(0.84)	(0.84)
Year Ended June 30, 2017	14.42	(0.09)	3.62	3.53	—	—	—

Class C
Six Months Ended December 31, 2021 (Unaudited)	27.83	(0.16)	2.59	2.43	—	(4.94)	(4.94)
Year Ended June 30, 2021	21.42	(0.26)	9.79	9.53	—	(3.12)	(3.12)
Year Ended June 30, 2020	18.86	(0.16)	4.89	4.73	—	(2.17)	(2.17)
Year Ended June 30, 2019	19.16	(0.16)	1.62	1.46	—	(1.76)	(1.76)
Year Ended June 30, 2018	15.99	(0.19)	4.20	4.01	—	(0.84)	(0.84)
Year Ended June 30, 2017	12.91	(0.15)	3.23	3.08	—	—	—

Class I
Six Months Ended December 31, 2021 (Unaudited)	35.20	(0.07)	3.29	3.22	—	(4.94)	(4.94)
Year Ended June 30, 2021	26.29	(0.09)	12.18	12.09	(0.06)	(3.12)	(3.18)
Year Ended June 30, 2020	22.53	(0.02)	5.95	5.93	—	(2.17)	(2.17)
Year Ended June 30, 2019	22.36	(0.03)	1.96	1.93	—	(1.76)	(1.76)
Year Ended June 30, 2018	18.40	(0.07)	4.87	4.80	—	(0.84)	(0.84)
Year Ended June 30, 2017	14.75	(0.05)	3.70	3.65	—	—	—

Class R2
Six Months Ended December 31, 2021 (Unaudited)	33.24	(0.15)	3.11	2.96	—	(4.94)	(4.94)
Year Ended June 30, 2021	25.05	(0.24)	11.56	11.32	(0.01)	(3.12)	(3.13)
Year Ended June 30, 2020	21.67	(0.13)	5.68	5.55	—	(2.17)	(2.17)
Year Ended June 30, 2019	21.68	(0.13)	1.88	1.75	—	(1.76)	(1.76)
July 31, 2017 (f) through June 30, 2018	18.47	(0.14)	4.19	4.05	—	(0.84)	(0.84)

Class R3
Six Months Ended December 31, 2021 (Unaudited)	33.61	(0.11)	3.14	3.03	—	(4.94)	(4.94)
Year Ended June 30, 2021	25.27	(0.17)	11.68	11.51	(0.05)	(3.12)	(3.17)
Year Ended June 30, 2020	21.79	(0.08)	5.73	5.65	—	(2.17)	(2.17)
Year Ended June 30, 2019	21.74	(0.07)	1.88	1.81	—	(1.76)	(1.76)
Year Ended June 30, 2018	17.96	(0.11)	4.73	4.62	—	(0.84)	(0.84)
May 31, 2017 (f) through June 30, 2017	17.85	(0.01)	0.12	0.11	—	—	—

Class R4
Six Months Ended December 31, 2021 (Unaudited)	35.21	(0.07)	3.30	3.23	—	(4.94)	(4.94)
Year Ended June 30, 2021	26.29	(0.09)	12.17	12.08	(0.04)	(3.12)	(3.16)
Year Ended June 30, 2020	22.53	(0.02)	5.95	5.93	—	(2.17)	(2.17)
Year Ended June 30, 2019	22.36	(0.03)	1.96	1.93	—	(1.76)	(1.76)
Year Ended June 30, 2018	18.40	(0.03)	4.83	4.80	—	(0.84)	(0.84)
May 31, 2017 (f) through June 30, 2017	18.29	— (g)	0.11	0.11	—	—	—

Class R5
Six Months Ended December 31, 2021 (Unaudited)	36.18	(0.04)	3.39	3.35	—	(4.94)	(4.94)
Year Ended June 30, 2021	26.93	(0.05)	12.50	12.45	(0.08)	(3.12)	(3.20)
Year Ended June 30, 2020	23.00	0.01	6.09	6.10	—	(2.17)	(2.17)
Year Ended June 30, 2019	22.76	0.01	1.99	2.00	—	(1.76)	(1.76)
Year Ended June 30, 2018	18.69	(0.04)	4.95	4.91	—	(0.84)	(0.84)
Year Ended June 30, 2017	14.96	(0.03)	3.76	3.73	—	—	—

Class R6
Six Months Ended December 31, 2021 (Unaudited)	36.52	(0.02)	3.42	3.40	—	(4.94)	(4.94)
Year Ended June 30, 2021	27.16	(0.01)	12.59	12.58	(0.10)	(3.12)	(3.22)
Year Ended June 30, 2020	23.15	0.03	6.15	6.18	—	(2.17)	(2.17)
Year Ended June 30, 2019	22.87	0.03	2.01	2.04	—	(1.76)	(1.76)
Year Ended June 30, 2018	18.76	(0.02)	4.97	4.95	—	(0.84)	(0.84)
Year Ended June 30, 2017	15.00	(0.01)	3.77	3.76	—	—	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.
(g)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$31.75	9.22%	$3,337,143	1.10%	(0.62)%	1.14%	17%
33.66	47.55	3,013,691	1.13	(0.54)	1.14	43
25.27	27.87	2,032,870	1.14	(0.36)	1.16	47
21.78	9.63	1,825,607	1.14	(0.38)	1.25	40
21.73	26.22	1,724,681	1.16	(0.57)	1.25	31
17.95	24.48	1,550,092	1.24	(0.56)	1.32	34

25.32	8.99	1,241,302	1.60	(1.13)	1.64	17
27.83	46.80	1,218,051	1.63	(1.04)	1.63	43
21.42	27.20	942,512	1.64	(0.86)	1.66	47
18.86	9.06	793,489	1.64	(0.88)	1.75	40
19.16	25.60	740,817	1.66	(1.07)	1.76	31
15.99	23.86	605,999	1.74	(1.06)	1.82	34

33.48	9.36	4,824,484	0.85	(0.38)	0.88	17
35.20	47.95	4,622,602	0.88	(0.29)	0.88	43
26.29	28.15	2,827,894	0.89	(0.11)	0.90	47
22.53	9.91	2,107,041	0.89	(0.12)	1.00	40
22.36	26.56	1,753,505	0.92	(0.32)	1.00	31
18.40	24.75	1,691,899	1.00	(0.31)	1.04	34

31.26	9.12	760	1.36	(0.87)	1.63	17
33.24	47.18	510	1.39	(0.79)	1.66	43
25.05	27.48	239	1.39	(0.59)	1.88	47
21.67	9.36	88	1.39	(0.61)	2.24	40
21.68	22.39	43	1.41	(0.77)	1.59	31

31.70	9.23	6,175	1.11	(0.64)	1.16	17
33.61	47.60	5,089	1.14	(0.54)	1.17	43
25.27	27.80	1,076	1.14	(0.36)	1.24	47
21.79	9.63	448	1.14	(0.36)	1.40	40
21.74	26.20	266	1.15	(0.53)	1.28	31
17.96	0.62	20	1.25	(0.55)	1.25	34

33.50	9.38	21,307	0.86	(0.38)	0.88	17
35.21	47.91	22,559	0.88	(0.29)	0.88	43
26.29	28.15	17,739	0.89	(0.11)	0.90	47
22.53	9.91	16,423	0.89	(0.12)	1.00	40
22.36	26.56	12,005	0.88	(0.16)	1.00	31
18.40	0.60	20	0.99	(0.29)	1.00	34

34.59	9.46	149,779	0.71	(0.23)	0.74	17
36.18	48.16	141,386	0.73	(0.14)	0.73	43
26.93	28.32	133,780	0.74	0.04	0.76	47
23.00	10.05	118,449	0.74	0.02	0.85	40
22.76	26.74	112,830	0.77	(0.18)	0.85	31
18.69	24.93	95,952	0.85	(0.17)	0.88	34

34.98	9.51	6,925,693	0.60	(0.12)	0.63	17
36.52	48.28	5,754,949	0.63	(0.03)	0.63	43
27.16	28.49	4,854,095	0.64	0.14	0.65	47
23.15	10.18	4,527,544	0.64	0.12	0.75	40
22.87	26.86	4,347,440	0.67	(0.07)	0.75	31
18.76	25.07	3,153,928	0.74	(0.06)	0.75	34

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	45

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Equity Fund
Class A
Six Months Ended December 31, 2021 (Unaudited)	$62.14	$(0.02)	$2.65	$2.63	$—	$(4.60)	$(4.60)
Year Ended June 30, 2021	47.20	(0.03)	21.27	21.24	(0.08)	(6.22)	(6.30)
Year Ended June 30, 2020	50.52	0.13	0.78	0.91	(0.30)	(3.93)	(4.23)
Year Ended June 30, 2019	51.57	0.18	4.04	4.22	(0.13)	(5.14)	(5.27)
Year Ended June 30, 2018	48.53	— (f)	5.89	5.89	—	(2.85)	(2.85)
Year Ended June 30, 2017	42.95	(0.02)	7.02	7.00	(0.05)	(1.37)	(1.42)

Class C
Six Months Ended December 31, 2021 (Unaudited)	58.61	(0.17)	2.49	2.32	—	(4.60)	(4.60)
Year Ended June 30, 2021	44.95	(0.29)	20.17	19.88	—	(6.22)	(6.22)
Year Ended June 30, 2020	48.32	(0.10)	0.71	0.61	(0.05)	(3.93)	(3.98)
Year Ended June 30, 2019	49.66	(0.04)	3.84	3.80	—	(5.14)	(5.14)
Year Ended June 30, 2018	47.05	(0.24)	5.70	5.46	—	(2.85)	(2.85)
Year Ended June 30, 2017	41.85	(0.25)	6.82	6.57	—	(1.37)	(1.37)

Class I
Six Months Ended December 31, 2021 (Unaudited)	63.43	0.06	2.71	2.77	(0.09)	(4.60)	(4.69)
Year Ended June 30, 2021	48.07	0.13	21.66	21.79	(0.21)	(6.22)	(6.43)
Year Ended June 30, 2020	51.35	0.25	0.80	1.05	(0.40)	(3.93)	(4.33)
Year Ended June 30, 2019	52.32	0.33	4.07	4.40	(0.23)	(5.14)	(5.37)
Year Ended June 30, 2018	49.13	0.14	5.97	6.11	(0.07)	(2.85)	(2.92)
Year Ended June 30, 2017	43.41	0.14	7.09	7.23	(0.14)	(1.37)	(1.51)

Class R2
Six Months Ended December 31, 2021 (Unaudited)	61.24	(0.10)	2.61	2.51	—	(4.60)	(4.60)
Year Ended June 30, 2021	46.64	(0.18)	21.00	20.82	—	(6.22)	(6.22)
Year Ended June 30, 2020	49.96	0.01	0.76	0.77	(0.16)	(3.93)	(4.09)
Year Ended June 30, 2019	51.08	0.05	4.00	4.05	(0.03)	(5.14)	(5.17)
Year Ended June 30, 2018	48.21	(0.14)	5.86	5.72	—	(2.85)	(2.85)
Year Ended June 30, 2017	42.75	(0.14)	6.98	6.84	(0.01)	(1.37)	(1.38)

Class R5
Six Months Ended December 31, 2021 (Unaudited)	63.52	0.11	2.72	2.83	—	(4.60)	(4.60)
Year Ended June 30, 2021	48.11	0.16	21.74	21.90	(0.27)	(6.22)	(6.49)
Year Ended June 30, 2020	51.37	0.30	0.83	1.13	(0.46)	(3.93)	(4.39)
Year Ended June 30, 2019	52.35	0.41	4.06	4.47	(0.31)	(5.14)	(5.45)
Year Ended June 30, 2018	49.17	0.24	5.94	6.18	(0.15)	(2.85)	(3.00)
Year Ended June 30, 2017	43.43	0.18	7.11	7.29	(0.18)	(1.37)	(1.55)

Class R6
Six Months Ended December 31, 2021 (Unaudited)	63.57	0.14	2.71	2.85	(0.22)	(4.60)	(4.82)
Year Ended June 30, 2021	48.14	0.26	21.71	21.97	(0.32)	(6.22)	(6.54)
Year Ended June 30, 2020	51.41	0.37	0.81	1.18	(0.52)	(3.93)	(4.45)
Year Ended June 30, 2019	52.39	0.43	4.09	4.52	(0.36)	(5.14)	(5.50)
Year Ended June 30, 2018	49.18	0.27	5.96	6.23	(0.17)	(2.85)	(3.02)
Year Ended June 30, 2017	43.44	0.21	7.09	7.30	(0.19)	(1.37)	(1.56)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$60.17	4.44%	$640,121	1.14%	(0.06)%	1.26%	13%
62.14	47.31	595,304	1.14	(0.05)	1.26	54
47.20	2.20	405,857	1.14	0.28	1.26	49
50.52	9.92	451,118	1.13	0.37	1.26	34
51.57	12.37	402,897	1.17	0.01	1.25	31
48.53	16.61	378,055	1.24	(0.05)	1.37	38

56.33	4.17	18,841	1.64	(0.58)	1.76	13
58.61	46.59	21,836	1.63	(0.56)	1.75	54
44.95	1.69	20,753	1.64	(0.23)	1.76	49
48.32	9.37	24,071	1.63	(0.09)	1.76	34
49.66	11.83	27,666	1.67	(0.50)	1.76	31
47.05	16.01	30,596	1.74	(0.56)	1.92	38

61.51	4.58	1,049,626	0.89	0.20	1.01	13
63.43	47.67	886,782	0.89	0.23	1.00	54
48.07	2.46	341,317	0.89	0.53	1.01	49
51.35	10.20	301,071	0.88	0.65	1.00	34
52.32	12.68	326,026	0.89	0.26	1.00	31
49.13	17.01	778,378	0.89	0.30	1.08	38

59.15	4.30	643	1.39	(0.30)	1.67	13
61.24	46.94	555	1.38	(0.33)	1.59	54
46.64	1.96	623	1.39	0.03	1.55	49
49.96	9.63	524	1.38	0.10	1.57	34
51.08	12.09	443	1.43	(0.28)	1.57	31
48.21	16.30	600	1.49	(0.31)	1.69	38

61.75	4.66	83	0.74	0.34	0.93	13
63.52	47.89	74	0.74	0.29	0.87	54
48.11	2.62	871	0.74	0.61	0.86	49
51.37	10.37	6,073	0.73	0.81	0.86	34
52.35	12.83	6,499	0.75	0.47	0.85	31
49.17	17.14	1,804	0.79	0.40	0.87	38

61.60	4.70	1,455,895	0.64	0.44	0.76	13
63.57	48.03	1,320,991	0.64	0.45	0.75	54
48.14	2.72	867,761	0.64	0.75	0.76	49
51.41	10.48	2,008,540	0.63	0.87	0.75	34
52.39	12.93	1,970,177	0.67	0.51	0.75	31
49.18	17.18	1,619,045	0.74	0.45	0.75	38

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	47

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Growth Fund
Class A
Six Months Ended December 31, 2021 (Unaudited)	$46.20	$(0.20)	$0.96	$0.76	$—	$(4.64)	$(4.64)
Year Ended June 30, 2021	36.43	(0.36)	15.58	15.22	—	(5.45)	(5.45)
Year Ended June 30, 2020	32.94	(0.20)	6.50	6.30	—	(2.81)	(2.81)
Year Ended June 30, 2019	30.84	(0.17)	4.42	4.25	—	(2.15)	(2.15)
Year Ended June 30, 2018	27.99	(0.19)	5.18	4.99	—	(2.14)	(2.14)
Year Ended June 30, 2017	23.43	(0.14)	4.71	4.57	—	(0.01)	(0.01)

Class C
Six Months Ended December 31, 2021 (Unaudited)	32.69	(0.22)	0.65	0.43	—	(4.64)	(4.64)
Year Ended June 30, 2021	27.15	(0.42)	11.41	10.99	—	(5.45)	(5.45)
Year Ended June 30, 2020	25.34	(0.28)	4.90	4.62	—	(2.81)	(2.81)
Year Ended June 30, 2019	24.37	(0.25)	3.37	3.12	—	(2.15)	(2.15)
Year Ended June 30, 2018	22.64	(0.27)	4.14	3.87	—	(2.14)	(2.14)
Year Ended June 30, 2017	19.05	(0.22)	3.82	3.60	—	(0.01)	(0.01)

Class I
Six Months Ended December 31, 2021 (Unaudited)	55.95	(0.16)	1.18	1.02	—	(4.64)	(4.64)
Year Ended June 30, 2021	43.11	(0.28)	18.58	18.30	(0.01)	(5.45)	(5.46)
Year Ended June 30, 2020	38.37	(0.12)	7.67	7.55	—	(2.81)	(2.81)
Year Ended June 30, 2019	35.44	(0.09)	5.17	5.08	—	(2.15)	(2.15)
Year Ended June 30, 2018	31.79	(0.10)	5.89	5.79	—	(2.14)	(2.14)
Year Ended June 30, 2017	26.52	(0.07)	5.35	5.28	—	(0.01)	(0.01)

Class R2
Six Months Ended December 31, 2021 (Unaudited)	51.05	(0.29)	1.07	0.78	—	(4.64)	(4.64)
Year Ended June 30, 2021	39.90	(0.52)	17.12	16.60	—	(5.45)	(5.45)
Year Ended June 30, 2020	35.91	(0.31)	7.11	6.80	—	(2.81)	(2.81)
Year Ended June 30, 2019	33.49	(0.27)	4.84	4.57	—	(2.15)	(2.15)
Year Ended June 30, 2018	30.31	(0.28)	5.60	5.32	—	(2.14)	(2.14)
Year Ended June 30, 2017	25.41	(0.21)	5.12	4.91	—	(0.01)	(0.01)

Class R3
Six Months Ended December 31, 2021 (Unaudited)	54.95	(0.24)	1.16	0.92	—	(4.64)	(4.64)
Year Ended June 30, 2021	42.53	(0.43)	18.30	17.87	—	(5.45)	(5.45)
Year Ended June 30, 2020	38.01	(0.23)	7.56	7.33	—	(2.81)	(2.81)
Year Ended June 30, 2019	35.23	(0.20)	5.13	4.93	—	(2.15)	(2.15)
Year Ended June 30, 2018	31.71	(0.19)	5.85	5.66	—	(2.14)	(2.14)
September 9, 2016 (f) through June 30, 2017	27.06	(0.13)	4.79	4.66	—	(0.01)	(0.01)

Class R4
Six Months Ended December 31, 2021 (Unaudited)	55.76	(0.18)	1.18	1.00	—	(4.64)	(4.64)
Year Ended June 30, 2021	43.00	(0.31)	18.53	18.22	(0.01)	(5.45)	(5.46)
Year Ended June 30, 2020	38.30	(0.14)	7.65	7.51	—	(2.81)	(2.81)
Year Ended June 30, 2019	35.40	(0.11)	5.16	5.05	—	(2.15)	(2.15)
Year Ended June 30, 2018	31.77	(0.12)	5.89	5.77	—	(2.14)	(2.14)
September 9, 2016 (f) through June 30, 2017	27.06	(0.06)	4.78	4.72	—	(0.01)	(0.01)

Class R5
Six Months Ended December 31, 2021 (Unaudited)	57.00	(0.12)	1.20	1.08	—	(4.64)	(4.64)
Year Ended June 30, 2021	43.81	(0.21)	18.90	18.69	(0.05)	(5.45)	(5.50)
Year Ended June 30, 2020	38.90	(0.06)	7.78	7.72	—	(2.81)	(2.81)
Year Ended June 30, 2019	35.85	(0.04)	5.24	5.20	—	(2.15)	(2.15)
Year Ended June 30, 2018	32.09	(0.06)	5.96	5.90	—	(2.14)	(2.14)
Year Ended June 30, 2017	26.74	(0.03)	5.39	5.36	—	(0.01)	(0.01)

Class R6
Six Months Ended December 31, 2021 (Unaudited)	57.39	(0.11)	1.21	1.10	—	(4.64)	(4.64)
Year Ended June 30, 2021	44.07	(0.19)	19.03	18.84	(0.07)	(5.45)	(5.52)
Year Ended June 30, 2020	39.09	(0.04)	7.83	7.79	—	(2.81)	(2.81)
Year Ended June 30, 2019	36.00	(0.02)	5.26	5.24	—	(2.15)	(2.15)
Year Ended June 30, 2018	32.20	(0.04)	5.98	5.94	—	(2.14)	(2.14)
Year Ended June 30, 2017	26.82	(0.02)	5.41	5.39	—	(0.01)	(0.01)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$42.32	1.86%	$1,651,602	1.21%	(0.85)%	1.26%	18%
46.20	43.59	1,642,278	1.24	(0.85)	1.26	42
36.43	20.30	1,141,467	1.24	(0.62)	1.27	63
32.94	15.37	1,012,686	1.23	(0.56)	1.28	54
30.84	18.39	934,982	1.23	(0.62)	1.30	56
27.99	19.52	915,226	1.23	(0.56)	1.36	41

28.48	1.62	107,958	1.71	(1.35)	1.75	18
32.69	42.84	109,845	1.74	(1.36)	1.75	42
27.15	19.72	86,046	1.74	(1.12)	1.75	63
25.34	14.78	83,558	1.73	(1.06)	1.75	54
24.37	17.76	82,939	1.73	(1.12)	1.76	56
22.64	18.92	90,640	1.73	(1.06)	1.85	41

52.33	2.00	2,008,915	0.92	(0.56)	0.99	18
55.95	44.02	2,003,878	0.93	(0.54)	0.99	42
43.11	20.70	1,205,433	0.93	(0.31)	1.00	63
38.37	15.73	1,085,728	0.92	(0.25)	1.00	54
35.44	18.72	1,140,704	0.92	(0.30)	1.00	56
31.79	19.92	1,050,151	0.92	(0.25)	1.08	41

47.19	1.72	60,431	1.48	(1.11)	1.53	18
51.05	43.24	57,273	1.49	(1.10)	1.53	42
39.90	20.00	39,404	1.49	(0.87)	1.55	63
35.91	15.10	44,453	1.48	(0.81)	1.55	54
33.49	18.06	38,486	1.48	(0.87)	1.57	56
30.31	19.34	35,242	1.42	(0.74)	1.69	41

51.23	1.86	79,849	1.23	(0.86)	1.25	18
54.95	43.57	70,608	1.24	(0.86)	1.24	42
42.53	20.30	42,573	1.24	(0.61)	1.25	63
38.01	15.38	30,023	1.23	(0.56)	1.25	54
35.23	18.34	26,638	1.23	(0.54)	1.26	56
31.71	17.24	152	1.23	(0.54)	1.42	41

52.12	1.97	23,332	0.98	(0.62)	0.99	18
55.76	43.92	22,947	0.99	(0.60)	0.99	42
43.00	20.63	11,194	0.99	(0.37)	1.00	63
38.30	15.66	9,343	0.98	(0.31)	1.00	54
35.40	18.66	14,320	0.98	(0.33)	1.01	56
31.77	17.46	129	0.98	(0.23)	1.10	41

53.44	2.07	711,371	0.79	(0.43)	0.84	18
57.00	44.22	730,273	0.79	(0.40)	0.84	42
43.81	20.86	519,097	0.79	(0.17)	0.85	63
38.90	15.89	457,513	0.78	(0.11)	0.85	54
35.85	18.89	313,336	0.78	(0.16)	0.85	56
32.09	20.06	247,068	0.78	(0.10)	0.89	41

53.85	2.09	4,944,232	0.73	(0.36)	0.74	18
57.39	44.30	4,435,662	0.74	(0.35)	0.74	42
44.07	20.94	2,435,853	0.74	(0.11)	0.75	63
39.09	15.94	1,835,188	0.73	(0.05)	0.75	54
36.00	18.95	1,365,839	0.73	(0.11)	0.76	56
32.20	20.11	749,670	0.73	(0.06)	0.76	41

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	49

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Value Fund
Class A
Six Months Ended December 31, 2021 (Unaudited)	$43.69	$0.08	$2.60	$2.68	$(0.16)	$(5.90)	$(6.06)
Year Ended June 30, 2021	31.12	0.17	15.09	15.26	(0.29)	(2.40)	(2.69)
Year Ended June 30, 2020	38.02	0.33	(5.35)	(5.02)	(0.33)	(1.55)	(1.88)
Year Ended June 30, 2019	39.24	0.45	0.87	1.32	(0.38)	(2.16)	(2.54)
Year Ended June 30, 2018	37.80	0.20	2.14	2.34	(0.18)	(0.72)	(0.90)
Year Ended June 30, 2017	35.41	0.17	4.60	4.77	(0.14)	(2.24)	(2.38)

Class C
Six Months Ended December 31, 2021 (Unaudited)	41.77	(0.03)	2.49	2.46	—	(5.90)	(5.90)
Year Ended June 30, 2021	29.77	(0.02)	14.44	14.42	(0.02)	(2.40)	(2.42)
Year Ended June 30, 2020	36.44	0.14	(5.14)	(5.00)	(0.12)	(1.55)	(1.67)
Year Ended June 30, 2019	37.68	0.26	0.83	1.09	(0.17)	(2.16)	(2.33)
Year Ended June 30, 2018	36.35	(0.02)	2.07	2.05	—	(0.72)	(0.72)
Year Ended June 30, 2017	34.17	(0.02)	4.44	4.42	—	(2.24)	(2.24)

Class I
Six Months Ended December 31, 2021 (Unaudited)	44.30	0.13	2.64	2.77	(0.24)	(5.90)	(6.14)
Year Ended June 30, 2021	31.51	0.27	15.30	15.57	(0.38)	(2.40)	(2.78)
Year Ended June 30, 2020	38.48	0.43	(5.42)	(4.99)	(0.43)	(1.55)	(1.98)
Year Ended June 30, 2019	39.70	0.54	0.88	1.42	(0.48)	(2.16)	(2.64)
Year Ended June 30, 2018	38.24	0.30	2.16	2.46	(0.28)	(0.72)	(1.00)
Year Ended June 30, 2017	35.79	0.27	4.66	4.93	(0.24)	(2.24)	(2.48)

Class L
Six Months Ended December 31, 2021 (Unaudited)	44.98	0.18	2.68	2.86	(0.33)	(5.90)	(6.23)
Year Ended June 30, 2021	31.96	0.36	15.51	15.87	(0.45)	(2.40)	(2.85)
Year Ended June 30, 2020	38.99	0.52	(5.48)	(4.96)	(0.52)	(1.55)	(2.07)
Year Ended June 30, 2019	40.21	0.62	0.90	1.52	(0.58)	(2.16)	(2.74)
Year Ended June 30, 2018	38.70	0.40	2.20	2.60	(0.37)	(0.72)	(1.09)
Year Ended June 30, 2017	36.19	0.36	4.71	5.07	(0.32)	(2.24)	(2.56)

Class R2
Six Months Ended December 31, 2021 (Unaudited)	41.48	0.02	2.46	2.48	(0.08)	(5.90)	(5.98)
Year Ended June 30, 2021	29.67	0.07	14.36	14.43	(0.22)	(2.40)	(2.62)
Year Ended June 30, 2020	36.35	0.23	(5.11)	(4.88)	(0.25)	(1.55)	(1.80)
Year Ended June 30, 2019	37.64	0.31	0.86	1.17	(0.30)	(2.16)	(2.46)
Year Ended June 30, 2018	36.33	0.10	2.05	2.15	(0.12)	(0.72)	(0.84)
Year Ended June 30, 2017	34.14	0.07	4.43	4.50	(0.07)	(2.24)	(2.31)

Class R3
Six Months Ended December 31, 2021 (Unaudited)	43.25	0.08	2.56	2.64	(0.15)	(5.90)	(6.05)
Year Ended June 30, 2021	30.83	0.17	14.95	15.12	(0.30)	(2.40)	(2.70)
Year Ended June 30, 2020	37.70	0.33	(5.30)	(4.97)	(0.35)	(1.55)	(1.90)
Year Ended June 30, 2019	38.97	0.39	0.91	1.30	(0.41)	(2.16)	(2.57)
Year Ended June 30, 2018	37.67	0.21	2.11	2.32	(0.30)	(0.72)	(1.02)
September 9, 2016 (f) through June 30, 2017	35.78	0.26	4.15	4.41	(0.28)	(2.24)	(2.52)

Class R4
Six Months Ended December 31, 2021 (Unaudited)	44.02	0.13	2.63	2.76	(0.17)	(5.90)	(6.07)
Year Ended June 30, 2021	31.34	0.27	15.20	15.47	(0.39)	(2.40)	(2.79)
Year Ended June 30, 2020	38.29	0.43	(5.40)	(4.97)	(0.43)	(1.55)	(1.98)
Year Ended June 30, 2019	39.56	0.50	0.90	1.40	(0.51)	(2.16)	(2.67)
Year Ended June 30, 2018	38.16	0.33	2.13	2.46	(0.34)	(0.72)	(1.06)
September 9, 2016 (f) through June 30, 2017	36.18	0.38	4.15	4.53	(0.31)	(2.24)	(2.55)

Class R5
Six Months Ended December 31, 2021 (Unaudited)	44.90	0.17	2.67	2.84	(0.31)	(5.90)	(6.21)
Year Ended June 30, 2021	31.90	0.33	15.49	15.82	(0.42)	(2.40)	(2.82)
Year Ended June 30, 2020	38.93	0.49	(5.48)	(4.99)	(0.49)	(1.55)	(2.04)
Year Ended June 30, 2019	40.15	0.58	0.90	1.48	(0.54)	(2.16)	(2.70)
Year Ended June 30, 2018	38.67	0.38	2.17	2.55	(0.35)	(0.72)	(1.07)
September 9, 2016 (f) through June 30, 2017	36.60	0.36	4.28	4.64	(0.33)	(2.24)	(2.57)

Class R6
Six Months Ended December 31, 2021 (Unaudited)	44.96	0.20	2.67	2.87	(0.35)	(5.90)	(6.25)
Year Ended June 30, 2021	31.94	0.37	15.51	15.88	(0.46)	(2.40)	(2.86)
Year Ended June 30, 2020	38.97	0.52	(5.47)	(4.95)	(0.53)	(1.55)	(2.08)
Year Ended June 30, 2019	40.19	0.58	0.94	1.52	(0.58)	(2.16)	(2.74)
Year Ended June 30, 2018	38.69	0.43	2.16	2.59	(0.37)	(0.72)	(1.09)
September 9, 2016 (f) through June 30, 2017	36.60	0.32	4.34	4.66	(0.33)	(2.24)	(2.57)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$40.31	6.58%	$1,656,299	1.20%	0.36%	1.24%	8%
43.69	51.06	1,608,828	1.22	0.46	1.23	21
31.12	(14.13)	1,171,139	1.24	0.93	1.24	18
38.02	4.12	1,662,841	1.23	1.20	1.25	11
39.24	6.20	1,967,162	1.23	0.51	1.26	13
37.80	13.83	2,149,689	1.23	0.45	1.36	23

38.33	6.34	76,270	1.70	(0.15)	1.74	8
41.77	50.32	76,078	1.72	(0.05)	1.73	21
29.77	(14.58)	84,827	1.73	0.42	1.74	18
36.44	3.59	149,839	1.73	0.72	1.74	11
37.68	5.65	214,331	1.74	(0.06)	1.75	13
36.35	13.27	452,351	1.74	(0.06)	1.80	23

40.93	6.71	2,810,923	0.95	0.59	0.98	8
44.30	51.46	3,061,126	0.97	0.72	0.98	21
31.51	(13.93)	2,164,300	0.98	1.20	0.99	18
38.48	4.38	2,662,983	0.98	1.41	0.99	11
39.70	6.44	2,985,882	0.98	0.77	1.00	13
38.24	14.15	2,902,646	0.98	0.72	1.07	23

41.61	6.83	7,973,997	0.75	0.81	0.83	8
44.98	51.76	7,839,627	0.75	0.94	0.83	21
31.96	(13.71)	5,976,033	0.75	1.41	0.84	18
38.99	4.63	8,996,364	0.74	1.61	0.85	11
40.21	6.73	11,795,588	0.74	1.00	0.86	13
38.70	14.39	12,478,637	0.74	0.96	0.91	23

37.98	6.43	74,034	1.46	0.10	1.49	8
41.48	50.69	71,087	1.48	0.21	1.49	21
29.67	(14.36)	59,200	1.49	0.69	1.50	18
36.35	3.86	74,236	1.49	0.87	1.50	11
37.64	5.93	82,108	1.49	0.26	1.51	13
36.33	13.53	85,287	1.49	0.21	1.65	23

39.84	6.56	86,456	1.21	0.35	1.23	8
43.25	51.07	88,116	1.22	0.47	1.23	21
30.83	(14.13)	63,836	1.23	0.96	1.24	18
37.70	4.12	73,299	1.24	1.04	1.25	11
38.97	6.17	62,576	1.24	0.55	1.25	13
37.67	12.70	19,262	1.24	0.87	1.35	23

40.71	6.71	19,587	0.96	0.57	0.98	8
44.02	51.47	31,938	0.97	0.70	0.98	21
31.34	(13.93)	24,576	0.98	1.21	0.99	18
38.29	4.38	27,681	0.98	1.32	0.99	11
39.56	6.45	17,859	0.99	0.83	1.00	13
38.16	12.89	3,537	0.99	1.26	1.10	23

41.53	6.79	97,615	0.81	0.76	0.83	8
44.90	51.69	89,178	0.82	0.87	0.83	21
31.90	(13.79)	69,110	0.83	1.34	0.83	18
38.93	4.52	95,243	0.83	1.50	0.84	11
40.15	6.61	84,457	0.84	0.96	0.85	13
38.67	13.06	30,334	0.84	1.18	1.02	23

41.58	6.85	4,304,971	0.71	0.86	0.73	8
44.96	51.83	4,184,659	0.72	0.97	0.73	21
31.94	(13.70)	3,101,566	0.73	1.46	0.74	18
38.97	4.63	3,272,999	0.73	1.52	0.74	11
40.19	6.71	1,073,888	0.74	1.08	0.75	13
38.69	13.13	281,269	0.74	1.05	0.75	23

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	51

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Value Advantage Fund
Class A
Six Months Ended December 31, 2021 (Unaudited)	$42.90	$0.16		$2.17	$2.33	$(0.32)	$(5.27)	$(5.59)
Year Ended June 30, 2021	29.53	0.34		14.04	14.38	(0.48)	(0.53)	(1.01)
Year Ended June 30, 2020	35.46	0.49		(5.04)	(4.55)	(0.45)	(0.93)	(1.38)
Year Ended June 30, 2019	35.38	0.55		1.68	2.23	(0.46)	(1.69)	(2.15)
Year Ended June 30, 2018	33.40	0.35	(f)	2.26	2.61	(0.28)	(0.35)	(0.63)
Year Ended June 30, 2017	28.66	0.27		4.77	5.04	(0.30)	—	(0.30)

Class C
Six Months Ended December 31, 2021 (Unaudited)	42.73	0.05		2.16	2.21	(0.10)	(5.27)	(5.37)
Year Ended June 30, 2021	29.38	0.16		13.99	14.15	(0.27)	(0.53)	(0.80)
Year Ended June 30, 2020	35.29	0.32		(5.04)	(4.72)	(0.26)	(0.93)	(1.19)
Year Ended June 30, 2019	35.20	0.38		1.68	2.06	(0.28)	(1.69)	(1.97)
Year Ended June 30, 2018	33.20	0.18	(f)	2.24	2.42	(0.07)	(0.35)	(0.42)
Year Ended June 30, 2017	28.52	0.11		4.74	4.85	(0.17)	—	(0.17)

Class I
Six Months Ended December 31, 2021 (Unaudited)	43.15	0.22		2.17	2.39	(0.40)	(5.27)	(5.67)
Year Ended June 30, 2021	29.71	0.43		14.13	14.56	(0.59)	(0.53)	(1.12)
Year Ended June 30, 2020	35.67	0.57		(5.06)	(4.49)	(0.54)	(0.93)	(1.47)
Year Ended June 30, 2019	35.60	0.62		1.70	2.32	(0.56)	(1.69)	(2.25)
Year Ended June 30, 2018	33.62	0.44	(f)	2.28	2.72	(0.39)	(0.35)	(0.74)
Year Ended June 30, 2017	28.86	0.35		4.80	5.15	(0.39)	—	(0.39)

Class L
Six Months Ended December 31, 2021 (Unaudited)	43.20	0.25		2.18	2.43	(0.46)	(5.27)	(5.73)
Year Ended June 30, 2021	29.73	0.49		14.14	14.63	(0.63)	(0.53)	(1.16)
Year Ended June 30, 2020	35.69	0.63		(5.07)	(4.44)	(0.59)	(0.93)	(1.52)
Year Ended June 30, 2019	35.62	0.72		1.64	2.36	(0.60)	(1.69)	(2.29)
Year Ended June 30, 2018	33.63	0.50	(f)	2.29	2.79	(0.45)	(0.35)	(0.80)
Year Ended June 30, 2017	28.86	0.41		4.82	5.23	(0.46)	—	(0.46)

Class R2
Six Months Ended December 31, 2021 (Unaudited)	42.46	0.11		2.14	2.25	(0.29)	(5.27)	(5.56)
Year Ended June 30, 2021	29.31	0.26		13.90	14.16	(0.48)	(0.53)	(1.01)
Year Ended June 30, 2020	35.24	0.40		(5.01)	(4.61)	(0.39)	(0.93)	(1.32)
Year Ended June 30, 2019	35.22	0.48		1.65	2.13	(0.42)	(1.69)	(2.11)
July 31, 2017 (g) through June 30, 2018	34.04	0.25	(f)	1.64	1.89	(0.36)	(0.35)	(0.71)

Class R3
Six Months Ended December 31, 2021 (Unaudited)	42.36	0.16		2.13	2.29	(0.34)	(5.27)	(5.61)
Year Ended June 30, 2021	29.21	0.33		13.88	14.21	(0.53)	(0.53)	(1.06)
Year Ended June 30, 2020	35.08	0.48		(4.98)	(4.50)	(0.44)	(0.93)	(1.37)
Year Ended June 30, 2019	35.11	0.49		1.71	2.20	(0.54)	(1.69)	(2.23)
Year Ended June 30, 2018	33.24	0.35	(f)	2.26	2.61	(0.39)	(0.35)	(0.74)
September 9, 2016 (g) through June 30, 2017	29.33	0.29		4.06	4.35	(0.44)	—	(0.44)

Class R4
Six Months Ended December 31, 2021 (Unaudited)	42.92	0.21		2.18	2.39	(0.18)	(5.27)	(5.45)
Year Ended June 30, 2021	29.56	0.42		14.06	14.48	(0.59)	(0.53)	(1.12)
Year Ended June 30, 2020	35.52	0.57		(5.04)	(4.47)	(0.56)	(0.93)	(1.49)
Year Ended June 30, 2019	35.47	0.62		1.69	2.31	(0.57)	(1.69)	(2.26)
Year Ended June 30, 2018	33.55	0.51	(f)	2.20	2.71	(0.44)	(0.35)	(0.79)
September 9, 2016 (g) through June 30, 2017	29.56	0.27		4.18	4.45	(0.46)	—	(0.46)

Class R5
Six Months Ended December 31, 2021 (Unaudited)	43.12	0.25		2.16	2.41	(0.43)	(5.27)	(5.70)
Year Ended June 30, 2021	29.67	0.49		14.11	14.60	(0.62)	(0.53)	(1.15)
Year Ended June 30, 2020	35.62	0.63		(5.05)	(4.42)	(0.60)	(0.93)	(1.53)
Year Ended June 30, 2019	35.57	0.65		1.71	2.36	(0.62)	(1.69)	(2.31)
Year Ended June 30, 2018	33.59	0.50	(f)	2.28	2.78	(0.45)	(0.35)	(0.80)
September 9, 2016 (g) through June 30, 2017	29.57	0.30		4.20	4.50	(0.48)	—	(0.48)

Class R6
Six Months Ended December 31, 2021 (Unaudited)	43.16	0.27		2.18	2.45	(0.50)	(5.27)	(5.77)
Year Ended June 30, 2021	29.71	0.52		14.13	14.65	(0.67)	(0.53)	(1.20)
Year Ended June 30, 2020	35.67	0.66		(5.06)	(4.40)	(0.63)	(0.93)	(1.56)
Year Ended June 30, 2019	35.60	0.71		1.70	2.41	(0.65)	(1.69)	(2.34)
Year Ended June 30, 2018	33.61	0.54	(f)	2.26	2.80	(0.46)	(0.35)	(0.81)
September 9, 2016 (g) through June 30, 2017	29.57	0.36		4.17	4.53	(0.49)	—	(0.49)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$39.64	5.80%	$1,117,171	1.11%	0.74%		1.14%	11%
42.90	49.47	1,050,569	1.13	0.94		1.14	34
29.53	(13.60)	736,715	1.14	1.45		1.16	29
35.46	7.00	1,231,325	1.14	1.59		1.25	15
35.38	7.81	1,346,080	1.17	1.01	(f)	1.25	23
33.40	17.60	1,432,370	1.24	0.85		1.36	24

39.57	5.52	333,784	1.61	0.24		1.65	11
42.73	48.75	349,246	1.63	0.45		1.64	34
29.38	(14.04)	332,229	1.64	0.94		1.66	29
35.29	6.45	522,878	1.64	1.08		1.75	15
35.20	7.27	591,602	1.67	0.51	(f)	1.75	23
33.20	17.02	746,521	1.74	0.34		1.81	24

39.87	5.92	2,407,948	0.86	0.99		0.89	11
43.15	49.86	2,326,829	0.88	1.20		0.89	34
29.71	(13.39)	2,047,640	0.89	1.70		0.90	29
35.67	7.28	2,445,747	0.89	1.76		0.99	15
35.60	8.07	2,296,056	0.92	1.26	(f)	1.00	23
33.62	17.89	2,165,577	0.99	1.09		1.04	24

39.90	6.02	1,859,802	0.71	1.13		0.74	11
43.20	50.10	1,855,713	0.73	1.35		0.74	34
29.73	(13.26)	1,593,954	0.74	1.85		0.75	29
35.69	7.41	2,569,596	0.74	2.04		0.84	15
35.62	8.29	3,255,993	0.74	1.42	(f)	0.85	23
33.63	18.17	3,643,327	0.75	1.32		0.87	24

39.15	5.67	277	1.36	0.49		1.51	11
42.46	49.10	194	1.38	0.73		1.54	34
29.31	(13.82)	182	1.39	1.27		1.55	29
35.24	6.72	69	1.39	1.40		2.14	15
35.22	5.54	38	1.41	0.78	(f)	1.61	23

39.04	5.79	3,361	1.11	0.74		1.17	11
42.36	49.46	3,020	1.13	0.92		1.17	34
29.21	(13.60)	1,519	1.14	1.43		1.18	29
35.08	7.00	2,241	1.14	1.44		1.26	15
35.11	7.82	1,132	1.15	1.01	(f)	1.28	23
33.24	14.87	385	1.24	1.09		1.36	24

39.86	5.94	1,717	0.86	0.98		0.89	11
42.92	49.86	1,724	0.88	1.26		0.89	34
29.56	(13.40)	32,555	0.88	1.74		0.90	29
35.52	7.27	20,538	0.89	1.79		0.99	15
35.47	8.07	17,231	0.89	1.43	(f)	1.00	23
33.55	15.10	34	1.00	1.05		1.08	24

39.83	5.99	1,390	0.71	1.13		0.75	11
43.12	50.12	1,365	0.73	1.41		0.74	34
29.67	(13.25)	5,529	0.74	1.85		0.75	29
35.62	7.41	8,018	0.74	1.85		0.84	15
35.57	8.25	6,114	0.76	1.41	(f)	0.88	23
33.59	15.27	422	0.83	1.14		0.89	24

39.84	6.08	5,062,444	0.61	1.23		0.64	11
43.16	50.23	5,562,656	0.63	1.44		0.64	34
29.71	(13.18)	3,949,596	0.64	1.96		0.65	29
35.67	7.57	4,025,348	0.64	2.02		0.74	15
35.60	8.31	3,869,991	0.67	1.52	(f)	0.75	23
33.61	15.35	3,069,390	0.74	1.39		0.75	24

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	53

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 (Unaudited)

(Dollar values in thousands)

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) (collectively, the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”) was organized as a Massachusetts business trust on September 23, 1997, as an open-end management investment company.

J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG,” and with JPM I, JPM II and JPMMFIT, collectively, the “Trusts”) was organized as a Maryland corporation on August 19, 1997, as an open-end management investment company.

The following are 5 separate funds of the Trusts (each, a “Fund” and collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversification Classification
JPMorgan Growth Advantage Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPMMFIT	Diversified
JPMorgan Mid Cap Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan Mid Cap Growth Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Mid Cap Value Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPMFMFG	Diversified
JPMorgan Value Advantage Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified

The investment objective of JPMorgan Growth Advantage Fund (“Growth Advantage Fund”) and JPMorgan Mid Cap Equity Fund (“Mid Cap Equity Fund”) is to seek to provide long-term capital growth.

The investment objective of JPMorgan Mid Cap Growth Fund (“Mid Cap Growth Fund”) is to seek growth of capital.

The investment objective of JPMorgan Mid Cap Value Fund (“Mid Cap Value Fund”) is to seek growth from capital appreciation.

The investment objective of JPMorgan Value Advantage Fund (“Value Advantage Fund”) is to seek to provide long-term total return from a combination of income and capital gains.

Class L Shares of Mid Cap Value Fund and Value Advantage Fund are publicly offered on a limited basis. Investors are not eligible to purchase Class L Shares of the Funds unless they meet certain requirements as described in the Funds’ prospectus.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus. Effective October 1, 2020, Class C Shares automatically convert to Class A Shares after eight years. Prior to October 1, 2020, Class C Shares automatically converted to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds’ valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the “Boards”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Boards with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as

54	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

directed by the Boards. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):

Growth Advantage Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$16,751,761	$—	$—	$16,751,761

(a)	Please refer to the SOI’s for specifics of portfolio holdings.

Mid Cap Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,196,469	$—	$—	$3,196,469

(a)	Please refer to the SOI’s for specifics of portfolio holdings.

Mid Cap Growth Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$9,753,213	$—	$—	$9,753,213

(a)	Please refer to the SOI’s for specifics of portfolio holdings.

Mid Cap Value Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$17,108,207	$—	$—	$17,108,207

(a)	Please refer to the SOI’s for specifics of portfolio holdings.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	55

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Value Advantage Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$10,818,305	$—	$—	$10,818,305

(a)	Please refer to the SOI’s for specifics of portfolio holdings.

B. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.

The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of December 31, 2021.

	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Growth Advantage Fund	$241,385	$(241,385)	$—
Mid Cap Equity Fund	30,611	(30,611)	—
Mid Cap Growth Fund	127,353	(127,353)	—
Mid Cap Value Fund	2,227	(2,227)	—
Value Advantage Fund	16,771	(16,771)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.12% to 0.06%. For the six months ended December 31, 2021, JPMIM waived fees associated with the Funds’ investment in the JPMorgan U.S. Government Money Market Fund as follows:

Growth Advantage Fund	$6
Mid Cap Equity Fund	2
Mid Cap Growth Fund	10
Mid Cap Value Fund	1
Value Advantage Fund	1

56	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).

C. Investment Transactions with Affiliates — The Funds invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.

Growth Advantage Fund

For the six months ended December 31, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2021	Shares at December 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$159,510	$2,218,399	$2,215,907	$(12)	$(17)	$161,973	161,908	$89		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	133,201	856,000	780,001	(36)*	6	209,170	209,213	59	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%, 0.03% (a) (b)	16,751	281,355	259,105	—	—	39,001	39,001	3	*	—

Total	$309,462	$3,355,754	$3,255,013	$(48)	$(11)	$410,144		$151		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Mid Cap Equity Fund

For the six months ended December 31, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2021	Shares at December 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$64,465	$395,644	$399,832	$(6)	$(1)	$60,270	60,245	$26		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	52,990	179,000	206,000	(10)*	3	25,983	25,988	18	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%, 0.03% (a) (b)	6,929	64,576	65,701	—	—	5,804	5,804	1	*	—

Total	$124,384	$639,220	$671,533	$(16)	$2	$92,057		$45		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	57

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Mid Cap Growth Fund

For the six months ended December 31, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2021	Shares at December 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$190,144	$952,188	$981,289	$(27)	$(3)	$161,013	160,949	$83		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	238,992	835,000	963,000	(52)*	15	110,955	110,977	93	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%, 0.03% (a) (b)	26,765	399,080	404,360	—	—	21,485	21,485	4	*	—

Total	$455,901	$2,186,268	$2,348,649	$(79)	$12	$293,453		$180		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Mid Cap Value Fund

For the six months ended December 31, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at December 31, 2021	Shares at December 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$334,195	$1,006,134	$1,194,276	$(16)	$—	(c)	$146,037	145,978	$55		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	18,535	156,000	173,300	(3)*	2		1,234	1,234	6	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%, 0.03% (a) (b)	3,666	64,152	66,700	—	—		1,118	1,118	—	*(c)	—

Total	$356,396	$1,226,286	$1,434,276	$(19)	$2		$148,389		$61		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2021.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

58	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

Value Advantage Fund

For the six months ended December 31, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at December 31, 2021	Shares at December 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$360,095	$2,429,217	$2,449,238	$(5)	$—	(c)	$340,069	339,933	$100		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	41,074	187,000	214,000	(3)*	3		14,074	14,076	10	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%, 0.03% (a) (b)	5,968	110,724	113,298	—	—		3,394	3,394	1	*	—

Total	$407,137	$2,726,941	$2,776,536	$(8)	$3		$357,537		$111		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2021.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

D. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

E. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Dividend income is recorded on the ex-dividend date or when a Fund first learns of the dividend.

To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

F. Allocation of Income and Expenses — Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	59

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended December 31, 2021 are as follows:

	Class A	Class C		Class I	Class L	Class R2		Class R3		Class R4		Class R5		Class R6	Total
Growth Advantage Fund
Transfer agency fees	$58	$27		$43	n/a	$1		$1		$—	(a)	$2		$41	$173
Mid Cap Equity Fund
Transfer agency fees	4	–	(a)	17	n/a	–	(a)	n/a		n/a		–	(a)	9	30
Mid Cap Growth Fund
Transfer agency fees	127	3		22	n/a	11		1		—	(a)	5		49	218
Mid Cap Value Fund
Transfer agency fees	43	2		20	$17	3		1		—	(a)	1		42	129
Value Advantage Fund
Transfer agency fees	23	14		26	13	–	(a)	–	(a)	–	(a)	–	(a)	22	98

(a)	Amount rounds to less than one thousand.

G. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of December 31, 2021, no liability for Federal income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Growth Advantage Fund	0.55%
Mid Cap Equity Fund	0.65
Mid Cap Growth Fund	0.65
Mid Cap Value Fund	0.65
Value Advantage Fund	0.55

The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund’s respective average daily net assets, plus 0.050% of each Fund’s respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund’s respective average daily net assets between $20 billion and $25 billion, plus 0.01% of each Fund’s respective average daily net assets in excess of $25 billion. For the six months ended December 31, 2021, the effective annualized rate for Growth Advantage Fund, Mid Cap Equity Fund, Mid Cap Growth Fund, Mid Cap Value Fund and Value Advantage Fund was 0.07%, 0.08%, 0.08%, 0.06% and 0.07%, respectively, of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund’s principal underwriter and promotes and arranges for the sale of each Fund’s shares.

The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The

60	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2	Class R3
Growth Advantage Fund	0.25%	0.75%	0.50%	0.25%
Mid Cap Equity Fund	0.25	0.75	0.50	n/a
Mid Cap Growth Fund	0.25	0.75	0.50	0.25
Mid Cap Value Fund	0.25	0.75	0.50	0.25
Value Advantage Fund	0.25	0.75	0.50	0.25

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended December 31, 2021, JPMDS retained the following:

	Front-End Sales Charge	CDSC
Growth Advantage Fund	$291	$1
Mid Cap Equity Fund	52	—
Mid Cap Growth Fund	62	—	(a)
Mid Cap Value Fund	34	—
Value Advantage Fund	82	—	(a)

(a)	Amount rounds to less than one thousand.

D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Growth Advantage Fund	0.25%	0.25%	0.25%	n/a	0.25%	0.25%	0.25%	0.10%
Mid Cap Equity Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
Mid Cap Growth Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
Mid Cap Value Fund	0.25	0.25	0.25	0.10%	0.25	0.25	0.25	0.10
Value Advantage Fund	0.25	0.25	0.25	0.10	0.25	0.25	0.25	0.10

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A		Class C		Class I		Class L	Class R2		Class R3		Class R4		Class R5		Class R6
Growth Advantage Fund	1.04	%(1)	1.54	%(1)	0.79	%(1)	n/a	1.30	%(1)	1.05	%(1)	0.80	%(1)	0.65	%(1)	0.55	%(1)
Mid Cap Equity Fund	1.14		1.64		0.89		n/a	1.39		n/a		n/a		0.74		0.64
Mid Cap Growth Fund	1.14	(2)	1.64	(2)	0.89	(2)	n/a	1.45	(2)	1.20	(2)	0.95	(2)	0.79		0.70	(2)
Mid Cap Value Fund	1.14	(3)	1.64	(3)	0.89	(3)	0.75%	1.40	(3)	1.15	(3)	0.90	(3)	0.75	(3)	0.65	(3)
Value Advantage Fund	1.04	(4)	1.54	(4)	0.79	(4)	0.75	1.30	(4)	1.05	(4)	0.80	(4)	0.65	(4)	0.55	(4)

(1)

Prior to November 1, 2021, the contractual expense limitation was 1.14%, 1.64%, 0.89%, 1.39%, 1.14%, n/a, n/a and n/a for Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	61

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

(2)

Prior to November 1, 2021, the contractual expense limitation was 1.24%, n/a, 0.93%, 1.49%, n/a, 0.99% and 0.74% for Class A, Class C, Class I, Class R2, Class R3, Class R4 and Class R6 Shares, respectively.

(3)

Prior to November 1, 2021, the contractual expense limitation was 1.24%, 1.75%, 0.99%, 1.50%, 1.25%, 1.00%, 0.85% and 0.73% for Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively.

(4)

Prior to November 1, 2021, the contractual expense limitation was 1.14%, 1.64%, 0.89%, 1.39%, 1.14%, 0.89%, 0.74% and 0.64% for Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively.

The expense limitation agreements were in effect for the six months ended December 31, 2021 and the contractual expense limitation percentages in the table above are in place until at least October 31, 2022.

For the six months ended December 31, 2021, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Growth Advantage Fund	$1,334	$888	$183	$2,405	$—	(a)
Mid Cap Equity Fund	1,028	686	14	1,728	3
Mid Cap Growth Fund	414	277	1,076	1,767	30
Mid Cap Value Fund	1,340	892	2,209	4,441	30
Value Advantage Fund	924	616	95	1,635	7

(a)	Amount rounds to less than one thousand.

Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

The amounts of these waivers resulting from investments in these money market funds for the six months ended December 31, 2021 were as follows:

Growth Advantage Fund	$115
Mid Cap Equity Fund	38
Mid Cap Growth Fund	105
Mid Cap Value Fund	94
Value Advantage Fund	142

G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended December 31, 2021, Growth Advantage Fund, Mid Cap Equity Fund and Mid Cap Growth Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended December 31, 2021, purchases and sales of investments (excluding short-term investments) were as follows:

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Growth Advantage Fund	$2,887,636	$2,666,045
Mid Cap Equity Fund	605,705	387,694
Mid Cap Growth Fund	1,994,131	1,618,372
Mid Cap Value Fund	1,281,698	2,138,858
Value Advantage Fund	1,176,341	1,993,845

62	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

During the six months ended December 31, 2021, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2021 were as follows:

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Growth Advantage Fund	$8,319,474	$8,735,747	$303,460	$8,432,287
Mid Cap Equity Fund	2,103,656	1,144,670	51,857	1,092,813
Mid Cap Growth Fund	6,541,314	3,496,824	284,925	3,211,899
Mid Cap Value Fund	9,823,480	7,471,619	186,892	7,284,727
Value Advantage Fund	6,851,040	4,047,929	80,664	3,967,265

At June 30, 2021, the Funds did not have any net capital loss carryforwards.

Late year ordinary losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended June 30, 2021, the following Funds deferred to July 1, 2021 late year ordinary losses of:

Late Year Ordinary Loss Deferral
Growth Advantage Fund	$19,685
Mid Cap Growth Fund	21,652

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Funds had no borrowings outstanding from another fund during the six months ended December 31, 2021.

The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 31, 2022.

The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended December 31, 2021.

The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.25%, which has decreased to 1.00% pursuant to the amendment referenced below (the “Applicable Margin”), plus the greater of the federal funds effective rate or one month London Interbank Offered Rate (“LIBOR”). The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 10, 2021, the Credit Facility has been amended and restated for a term of 364 days, unless extended, and to include a reduction of the Applicable Margin charged for borrowing under the Credit Facility from 1.25% to 1.00%.

The Funds did not utilize the Credit Facility during the six months ended December 31, 2021.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	63

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

As of December 31, 2021, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund’s outstanding shares as follows:

	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Growth Advantage Fund	1	14.0%	1	23.9%
Mid Cap Equity Fund	—	—	2	66.9
Mid Cap Growth Fund	1	10.2	2	28.3
Mid Cap Value Fund	—	—	2	34.5
Value Advantage Fund	—	—	2	25.2

As of December 31, 2021, JPMorgan SmartRetirement Funds, which are affiliated funds of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:

JPMorgan SmartRetirement Funds
Growth Advantage Fund	13.0%
Value Advantage Fund	20.3

Significant shareholder transactions by these shareholders may impact the Funds’ performance and liquidity.

Because Mid Cap Value Fund invests in Real Estate Investment Trusts (“REITs”), the Fund may be subject to certain risks similar to those associated with direct investments in real estate. REITs may be affected by changes in the value of their underlying properties and by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority (“FCA”) publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA’s consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of a Fund’s instruments or investments comprising some or all of a Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

The Funds are subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. The Funds’ operations may be interrupted as a result, which may have a significant negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The full impact of this COVID-19 pandemic, or other future epidemics/pandemics, is currently unknown.

64	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, July 1, 2021, and continued to hold your shares at the end of the reporting period, December 31, 2021.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Growth Advantage Fund
Class A
Actual	$1,000.00	$1,092.20	$5.80	1.10%
Hypothetical	1,000.00	1,019.66	5.60	1.10
Class C
Actual	1,000.00	1,089.90	8.43	1.60
Hypothetical	1,000.00	1,017.14	8.13	1.60
Class I
Actual	1,000.00	1,093.60	4.49	0.85
Hypothetical	1,000.00	1,020.92	4.33	0.85
Class R2
Actual	1,000.00	1,091.20	7.17	1.36
Hypothetical	1,000.00	1,018.35	6.92	1.36
Class R3
Actual	1,000.00	1,092.30	5.85	1.11
Hypothetical	1,000.00	1,019.61	5.65	1.11
Class R4
Actual	1,000.00	1,093.80	4.54	0.86
Hypothetical	1,000.00	1,020.87	4.38	0.86
Class R5
Actual	1,000.00	1,094.60	3.75	0.71
Hypothetical	1,000.00	1,021.63	3.62	0.71
Class R6
Actual	1,000.00	1,095.10	3.17	0.60
Hypothetical	1,000.00	1,022.18	3.06	0.60

JPMorgan Mid Cap Equity Fund
Class A
Actual	1,000.00	1,044.40	5.87	1.14
Hypothetical	1,000.00	1,019.46	5.80	1.14

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	65

	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio

JPMorgan Mid Cap Equity Fund (continued)
Class C
Actual	$1,000.00	$1,041.70	$8.44	1.64%
Hypothetical	1,000.00	1,016.94	8.34	1.64
Class I
Actual	1,000.00	1,045.80	4.59	0.89
Hypothetical	1,000.00	1,020.72	4.53	0.89
Class R2
Actual	1,000.00	1,043.00	7.16	1.39
Hypothetical	1,000.00	1,018.20	7.07	1.39
Class R5
Actual	1,000.00	1,046.60	3.82	0.74
Hypothetical	1,000.00	1,021.48	3.77	0.74
Class R6
Actual	1,000.00	1,047.00	3.30	0.64
Hypothetical	1,000.00	1,021.98	3.26	0.64

JPMorgan Mid Cap Growth Fund
Class A
Actual	1,000.00	1,018.60	6.16	1.21
Hypothetical	1,000.00	1,019.11	6.16	1.21
Class C
Actual	1,000.00	1,016.20	8.69	1.71
Hypothetical	1,000.00	1,016.59	8.69	1.71
Class I
Actual	1,000.00	1,020.00	4.68	0.92
Hypothetical	1,000.00	1,020.57	4.69	0.92
Class R2
Actual	1,000.00	1,017.20	7.52	1.48
Hypothetical	1,000.00	1,017.74	7.53	1.48
Class R3
Actual	1,000.00	1,018.60	6.26	1.23
Hypothetical	1,000.00	1,019.00	6.26	1.23
Class R4
Actual	1,000.00	1,019.70	4.99	0.98
Hypothetical	1,000.00	1,020.27	4.99	0.98
Class R5
Actual	1,000.00	1,020.70	4.02	0.79
Hypothetical	1,000.00	1,021.22	4.02	0.79
Class R6
Actual	1,000.00	1,020.90	3.72	0.73
Hypothetical	1,000.00	1,021.53	3.72	0.73

JPMorgan Mid Cap Value Fund
Class A
Actual	1,000.00	1,065.80	6.25	1.20
Hypothetical	1,000.00	1,019.16	6.11	1.20
Class C
Actual	1,000.00	1,063.40	8.84	1.70
Hypothetical	1,000.00	1,016.64	8.64	1.70
Class I
Actual	1,000.00	1,067.10	4.95	0.95
Hypothetical	1,000.00	1,020.42	4.84	0.95
Class L
Actual	1,000.00	1,068.30	3.91	0.75
Hypothetical	1,000.00	1,021.42	3.82	0.75

66	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio

JPMorgan Mid Cap Value Fund (continued)
Class R2
Actual	$1,000.00	$1,064.30	$7.60	1.46%
Hypothetical	1,000.00	1,017.85	7.43	1.46
Class R3
Actual	1,000.00	1,065.60	6.30	1.21
Hypothetical	1,000.00	1,019.11	6.16	1.21
Class R4
Actual	1,000.00	1,067.10	5.00	0.96
Hypothetical	1,000.00	1,020.37	4.89	0.96
Class R5
Actual	1,000.00	1,067.90	4.22	0.81
Hypothetical	1,000.00	1,021.12	4.13	0.81
Class R6
Actual	1,000.00	1,068.50	3.70	0.71
Hypothetical	1,000.00	1,021.63	3.62	0.71

JPMorgan Value Advantage Fund
Class A
Actual	1,000.00	1,058.00	5.76	1.11
Hypothetical	1,000.00	1,019.61	5.65	1.11
Class C
Actual	1,000.00	1,055.20	8.34	1.61
Hypothetical	1,000.00	1,017.09	8.19	1.61
Class I
Actual	1,000.00	1,059.20	4.46	0.86
Hypothetical	1,000.00	1,020.87	4.38	0.86
Class L
Actual	1,000.00	1,060.20	3.69	0.71
Hypothetical	1,000.00	1,021.63	3.62	0.71
Class R2
Actual	1,000.00	1,056.70	7.05	1.36
Hypothetical	1,000.00	1,018.35	6.92	1.36
Class R3
Actual	1,000.00	1,057.90	5.76	1.11
Hypothetical	1,000.00	1,019.61	5.65	1.11
Class R4
Actual	1,000.00	1,059.40	4.46	0.86
Hypothetical	1,000.00	1,020.87	4.38	0.86
Class R5
Actual	1,000.00	1,059.90	3.69	0.71
Hypothetical	1,000.00	1,021.63	3.62	0.71
Class R6
Actual	1,000.00	1,060.80	3.17	0.61
Hypothetical	1,000.00	1,022.13	3.11	0.61

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	67

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in June and August 2021, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). In accordance with SEC guidance, due to the COVID-19 pandemic, the meetings were conducted through video conference. At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 11, 2021.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and benchmarks and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (“independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessment as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Trusts and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present.

A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, including additional reporting and information provided in connection with the COVID-19 pandemic, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.

After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management, personnel changes, if any, and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team, including personnel changes, if any. In addition, the Board considered its discussions with the Adviser regarding the Adviser’s business continuity plan and steps the Adviser was taking to provide ongoing services to the Funds during the COVID-19 pandemic, and the Adviser’s success in continuing to provide services to the Funds and their shareholders throughout this period. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of the administration services provided by the Adviser in its role as administrator.

68	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

The Trustees also considered their knowledge of the nature and quality of services provided by the Adviser and its affiliates to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to each Fund by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

The Trustees also considered that JPMDS, an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A.

(“JPMCB”) for custody and fund accounting, and other related services.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds’ operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Funds’ potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so.

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”), which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that other Funds which had achieved scale as asset levels had increased, no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain satisfactory relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser’s and JPMDS’s ongoing investments in their business in support of the Funds, including the Adviser’s and/or JPMDS’s investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	69

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.

Independent Written Evaluation of the Funds’ Senior Officer

The Trustees noted that, upon their direction, the Senior Officer for the Mid Cap Growth Fund and Mid Cap Value Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts, collective investment trusts, ETFs and/or funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Broadridge investment classification and objective (the “Universe”), as well as a subset of funds within the

Universe (the “Peer Group”), by total return for the applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe and Peer Group and noted that Universe and Peer Group rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The special analysis includes a multi-factor quantitative scoring system for summarizing a Fund’s historical investment performance. The approach relies on multiple metrics, incorporates several time periods, adjusts for risk and considers how a fund’s customized peer group (as selected by the independent consultant) has performed. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Growth Advantage Fund’s performance for Class A shares was in the third, third and second quintiles based upon the Peer Group, and in the second, first and first quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class I shares was in the second, second and first quintiles based upon the Peer Group for the one, three and five-year periods ended December 31, 2020, respectively, and in the first quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees noted that the performance for Class R6 shares was in the third, third and second quintiles based upon the Peer Group for the one-, three- and five-year periods ended December 31, 2020, respectively, and in the first quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Mid Cap Equity Fund’s performance for Class A, Class I and Class R6 shares was in the fifth quintile based upon both the Peer Group and Universe, for each of the one-, three- and five-year periods ended December 31, 2020.

70	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.

The Trustees noted that the Mid Cap Growth Fund’s performance for Class A shares was in the third quintile based upon the Peer Group, and in the second quintile based upon the Universe, for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees noted that the performance for Class I shares was in the third, second and second quintiles based upon the Peer Group, and in the second, first and second quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class R6 shares was in the second, third and first quintiles based upon the Peer Group, and in the second, first and first quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Mid Cap Value Fund’s performance for Class A shares was in the fourth, fourth and fifth quintiles based upon the Peer Group for the one-, three- and five-year periods ended December 31, 2020, respectively, and in the fourth quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees noted that the performance for Class I shares was in the fourth, fourth and fifth quintiles based upon the Peer Group, and in the fourth, third and fourth quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class R6 shares was in the fourth and fifth quintiles based upon the Peer Group, and in the fourth and third quintiles based upon the Universe, for the one- and three-year periods ended December 31, 2020, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.

The Trustees noted that the Value Advantage Fund’s performance for Class A shares was in the fifth, fourth and fifth quintiles based upon the Peer Group, and in the fifth, fourth and fourth quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class I shares was in the fifth, fourth and fourth quintiles based upon both the Peer Group and Universe, for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class R6 shares was in the fifth and fourth quintiles based upon both the Peer Group and Universe, for the one- and three-year periods ended December 31, 2020, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the same Broadridge category as each Fund. The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund and noted that Universe and Peer Group ranking were not calculated if the number of funds in the Universe and/or Peer Groups did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements. The Trustees also considered any proposed changes to a Fee Cap, and where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Growth Advantage Fund’s net advisory fee for Class A shares was in the third and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the fifth and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the third and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the second and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the third and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the third and first quintiles based upon

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	71

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Mid Cap Equity Fund’s net advisory fee for Class A shares was in the first quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the third and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the first quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee and actual total expenses for Class R6 shares were both in the second and first quintiles, based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Mid Cap Growth Fund’s net advisory fee and actual total expenses for Class A shares were both in the fourth and third quintiles, based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the fourth and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the first and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the third quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the third and first quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Mid Cap Value Fund’s net advisory fee for Class A shares was in the third and fourth quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the fourth quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the fourth quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the second and fourth quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the fourth quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the third and first quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Value Advantage Fund’s net advisory fee Class A shares was in the fourth and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the fifth and fourth quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the fifth and fourth quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the second and fourth quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the fourth quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the third and second quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

72	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

SPECIAL SHAREHOLDER MEETING RESULTS

(Unaudited)

J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”)

JPMMFIT held a special meeting of shareholders on October 27, 2021, for the purpose of considering and voting upon the election of Trustees.

Trustees were elected by the shareholders of all of the series of JPMMFIT, including Growth Advantage Fund.

The results of the voting were as follows:

Votes Received (Amounts in thousands)
Independent Nominee
John F. Finn
In Favor	284,990
Withheld	7,594

Steven P. Fisher
In Favor	284,800
Withheld	7,785

Gary L. French
In Favor	285,248
Withheld	7,336

Kathleen M. Gallagher
In Favor	285,176
Withheld	7,408

Robert J. Grassi
In Favor	285,531
Withheld	7,053

Frankie D. Hughes
In Favor	284,920
Withheld	7,664

Raymond Kanner
In Favor	285,459
Withheld	7,125

Thomas P. Lemke
In Favor	284,658
Withheld	7,926

Lawrence R. Maffia
In Favor	285,045
Withheld	7,539

Votes Received (Amounts in thousands)

Mary E. Martinez
In Favor	284,940
Withheld	7,644

Marilyn McCoy
In Favor	285,111
Withheld	7,473

Dr. Robert A. Oden, Jr.
In Favor	284,168
Withheld	8,416

Marian U. Pardo
In Favor	285,133
Withheld	7,451

Emily A. Youssouf
In Favor	284,612
Withheld	7,973

Interested Nominee
Robert F. Deutsch
In Favor	285,233
Withheld	7,351

Nina O. Shenker
In Favor	285,195
Withheld	7,390

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	73

SPECIAL SHAREHOLDER MEETING RESULTS

(Unaudited) (continued)

JPMorgan Trust I (“JPM I”)

JPM I held a special meeting of shareholders on October 27, 2021, for the purpose of considering and voting upon the election of Trustees, which meeting was adjourned to November 23, 2021 to allow shareholders to vote on the proposal.

When the special meeting reconvened on November 23, 2021, Trustees were elected by the shareholders of all of the series of JPM I, including Mid Cap Equity Fund and Value Advantage Fund.

The results of the voting were as follows:

Votes Received (Amounts in thousands)
Independent Nominee
John F. Finn
In Favor	218,161,076
Withheld	3,798,560

Steven P. Fisher
In Favor	219,683,469
Withheld	2,276,167

Gary L. French
In Favor	219,573,994
Withheld	2,385,642

Kathleen M. Gallagher
In Favor	219,614,901
Withheld	2,344,735

Robert J. Grassi
In Favor	219,652,125
Withheld	2,307,510

Frankie D. Hughes
In Favor	219,173,958
Withheld	2,785,677

Raymond Kanner
In Favor	219,638,172
Withheld	2,321,463

Thomas P. Lemke
In Favor	219,600,003
Withheld	2,359,633

Votes Received (Amounts in thousands)

Lawrence R. Maffia
In Favor	219,558,283
Withheld	2,401,353

Mary E. Martinez
In Favor	219,188,002
Withheld	2,771,634

Marilyn McCoy
In Favor	218,775,511
Withheld	3,184,125

Dr. Robert A. Oden, Jr.
In Favor	218,109,306
Withheld	3,850,330

Marian U. Pardo
In Favor	219,504,107
Withheld	2,445,528

Emily A. Youssouf
In Favor	219,549,573
Withheld	2,410,062

Interested Nominee
Robert F. Deutsch
In Favor	219,143,836
Withheld	2,815,799

Nina O. Shenker
In Favor	219,183,139
Withheld	2,776,497

74	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

JPMorgan Trust II (“JPM II”)

JPM II held a special meeting of shareholders on October 27, 2021, for the purpose considering and voting upon the election of Trustees, which meeting was adjourned to November 23, 2021 to allow shareholders to vote on the proposal.

When the special meeting reconvened on November 23, 2021, Trustees were elected by the shareholders of all of the series of JPM II, including Mid Cap Growth Fund.

The results of the voting were as follows:

Votes Received (Amounts in thousands)
Independent Nominee
John F. Finn
In Favor	288,983,507
Withheld	6,732,052

Steven P. Fisher
In Favor	289,598,586
Withheld	6,116,973

Gary L. French
In Favor	289,542,085
Withheld	6,173,474

Kathleen M. Gallagher
In Favor	289,773,673
Withheld	5,941,887

Robert J. Grassi
In Favor	289,609,331
Withheld	6,106,229

Frankie D. Hughes
In Favor	289,641,174
Withheld	6,074,386

Raymond Kanner
In Favor	289,603,025
Withheld	6,112,535

Thomas P. Lemke
In Favor	289,581,867
Withheld	6,133,692

Votes Received (Amounts in thousands)

Lawrence R. Maffia
In Favor	289,544,612
Withheld	6,170,947

Mary E. Martinez
In Favor	289,745,394
Withheld	5,970,165

Marilyn McCoy
In Favor	289,336,040
Withheld	6,379,520

Dr. Robert A. Oden, Jr.
In Favor	288,968,016
Withheld	6,747,543

Marian U. Pardo
In Favor	289,619,985
Withheld	6,095,575

Emily A. Youssouf
In Favor	289,555,396
Withheld	6,160,163

Interested Nominee
Robert F. Deutsch	289,562,178
In Favor	6,153,382
Withheld

Nina O. Shenker
In Favor	289,698,757
Withheld	6,016,803

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	75

SPECIAL SHAREHOLDER MEETING RESULTS

(Unaudited) (continued)

J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG”)

JPMFMFG held a special meeting of shareholders on October 27, 2021, for the purpose of considering and voting upon the election of Trustees.

Trustees were elected by the shareholders of all of the series of JPMFMFG, including Mid Cap Value Fund.

The results of the voting were as follows:

Votes Received (Amounts in thousands)
Independent Nominee
John F. Finn
In Favor	219,371
Withheld	4,592

Steven P. Fisher
In Favor	219,633
Withheld	4,330

Gary L. French
In Favor	219,771
Withheld	4,192

Kathleen M. Gallagher
In Favor	219,907
Withheld	4,056

Robert J. Grassi
In Favor	219,535
Withheld	4,428

Frankie D. Hughes
In Favor	219,818
Withheld	4,145

Raymond Kanner
In Favor	219,857
Withheld	4,106

Thomas P. Lemke
In Favor	219,749
Withheld	4,214

Votes Received (Amounts in thousands)

Lawrence R. Maffia
In Favor	219,478
Withheld	4,485

Mary E. Martinez
In Favor	219,940
Withheld	4,023

Marilyn McCoy
In Favor	219,814
Withheld	4,149

Dr. Robert A. Oden, Jr.
In Favor	219,382
Withheld	4,581

Marian U. Pardo
In Favor	219,870
Withheld	4,093

Emily A. Youssouf
In Favor	219,846
Withheld	4,117

Interested Nominee
Robert F. Deutsch
In Favor	219,730
Withheld	4,233

Nina O. Shenker
In Favor	219,764
Withheld	4,199

76	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectuses and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2021. All rights reserved. December 2021.	SAN-MC-1221

Semi-Annual Report

J.P. Morgan Large Cap Funds

December 31, 2021 (Unaudited)

JPMorgan Equity Focus Fund

JPMorgan Equity Income Fund

JPMorgan Equity Premium Income Fund

JPMorgan Hedged Equity Fund

JPMorgan Hedged Equity 2 Fund

JPMorgan Hedged Equity 3 Fund

JPMorgan Large Cap Growth Fund

JPMorgan Large Cap Value Fund

JPMorgan U.S. Applied Data Science Value Fund

(formerly known as JPMorgan Intrepid Value Fund)

JPMorgan U.S. Equity Fund

JPMorgan U.S. GARP Equity Fund

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan U.S. Research Enhanced Equity Fund

JPMorgan U.S. Sustainable Leaders Fund

JPMorgan U.S. Value Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

LETTER TO SHAREHOLDERS

FEBRUARY 8, 2022 (UNAUDITED)

Dear Shareholders,

U.S. equities led the year-long rally in developed market stocks as the global economic rebound advanced through 2021. While financial market volatility, a resurgence in the pandemic and accelerating inflation have carried into 2022, we believe that the outlook for the overall U.S. economy remains positive.

“Throughout the year ahead, J.P. Morgan Asset Management plans to seek to deliver superior client outcomes across a broad range of innovative solutions and risk management processes built on the same fundamental practices and principles that have driven our success for more than a century.” — Andrea L. Lisher

A surge in U.S. consumer wealth — partly tied to rising values for homes and autos — and quarterly growth in corporate earnings have helped to bolster U.S. financial markets that were already well-supported by monetary and fiscal policies. Over the course of the past year, the U.S. jobless rate fell to pre-pandemic levels and reached 3.9% in December. At the same time, inflation has climbed significantly. The U.S. Federal Reserve (the “Fed”) has tapered its monthly asset purchasing program and indicated that it’s likely to raise interest rates as early as March 2022.

While rising interest rates may mark another phase of the economic cycle that presents financial markets with new challenges and opportunities, they may also signal a return to a more normal economic environment following two years of historically low rates. Meanwhile, the path of the pandemic remains a factor in the U.S. economy. Recent data suggest the increase in new infections in late 2021 and into 2022 had some impact on the U.S. economy — though job growth remained strong — but there is hope that the latest pandemic wave may recede in coming months. Additionally, there is hope that rising prices on commodities and goods will moderate as supply chain constraints ease over time and the Fed moves generally to tamp down inflationary pressures. We expect the U.S. economy to continue expanding in 2022, even if the pace of the expansion eases from 2021.

Throughout the year ahead, J.P. Morgan Asset Management plans to seek to deliver superior client outcomes across a broad range of innovative solutions and risk management processes built on the same fundamental practices and principles that have driven our success for more than a century.

On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your investment. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

Andrea L. Lisher

Head of Americas, Client

J.P. Morgan Asset Management

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	1

J.P. Morgan Large Cap Funds

MARKET OVERVIEW

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

Overall, U.S. equity markets generated post positive returns in the second half of 2021 with continued monetary and fiscal support as well as strong consumer spending and record corporate profits. Despite historically high equity valuations in the U.S., the S&P 500 Index posted at least one record-high closing in each month during the period. Notably, the emergence of the omicron variant of COVID-19 in the final months of 2021 led to higher volatility in financial markets and weighed on global petroleum prices.

The first months of the period saw strong upward momentum in U.S. equity prices after second quarter 2021 results showed record-high earnings and revenue from U.S. companies. However, equity markets ended the month of September lower amid investor concerns about global supply chain disruptions, inflationary pressure and the ongoing pandemic. Additionally, the U.S. Federal Reserve set an initial schedule for tapering off its monthly bond purchases and indicated it may raise interest rates in late 2022 or early 2023.

In October, oil prices began to rise and equity markets resumed their broad upward trajectory only to stall again in November and then ended December with higher returns. While a resurgence in pandemic infections raised investor concerns about the reimposition of some social restrictions and their potential impact on specific industries and individual companies, the economic backdrop remained positive overall with a strong labor market, surging corporate profits and a boom in U.S. consumer wealth.

Overall, the real estate and information technology sectors provided the largest returns during the six month period, while communication services and industrials sectors provided the smallest returns but were still positive for the period. Within large cap equity, growth stocks outperformed value stocks. For the six months ended December 31, 2021, the S&P 500 Index returned 11.67%; the Russell 1000 Index returned 10.01%, the Russell 1000 Growth Index returned 12.93% and the Russell 1000 Value Index returned 6.93%.

2	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

JPMorgan Equity Focus Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	8.77%
S&P 500 Index	11.67%

Net Assets as of 12/31/2021 (In Thousands)	$144,338

INVESTMENT OBJECTIVE**

The JPMorgan Equity Focus Fund (the “Fund”) seeks long term capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares underperformed the S&P 500 Index (the “Benchmark”) for the six months ended December 31, 2021.

The Fund’s security selection in the consumer discretionary and information technology sectors was the leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the health care and real estate sectors was the leading contributor to relative performance.

Leading individual detractors from relative performance included the Fund’s overweight positions in Gap Inc. and Global Payments Inc. and its underweight position in Tesla Inc. Shares of Gap, a retailer of brand name apparel, fell after the company reported lower-than-expected earnings and revenue for the third quarter amid supply chain bottlenecks. Shares of Global Payments, a digital payments platform provider, fell amid a general pullback in financial technology subsector stocks and the company’s lower-than-expected forecast for full year 2021 results. Shares of Tesla, a producer of electric vehicles and battery systems, rose after the company reported better-than-expected production and deliveries during the period.

Leading individual contributors to relative performance included the Fund’s overweight positions in AutoZone Inc., Advanced Micro Devices Inc. and DexCom Inc. Shares of AutoZone, an automotive parts retailer, rose amid consecutive quarters of better-than-expected earnings and revenue, as well as large share repurchase programs during the period. Shares of Advanced Micro Devices, a semiconductor manufacturer, rose after the company reported better-than-expected earnings and sales for the third quarter of 2021 and issued a better-than-expected forecast for the fourth quarter of 2021. Shares of DexCom, a manufacturer of diabetes monitoring devices, rose after the company reported better-than-expected earnings and revenue for both the second and third quarters of 2021, as well as a better-than-expected forecast for full-year 2021 results.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers employed a bottom-up fundamental approach to stock selection. As a result of this approach to stock selection, the Fund’s largest positions were in the information technology and financials sectors and the Fund’s smallest positions were in the utilities and consumer staples sectors.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF DECEMBER 31, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Apple, Inc.	6.3%
2.	Microsoft Corp.	6.0
3.	Alphabet, Inc., Class C	4.8
4.	Amazon.com, Inc.	3.6
5.	Weyerhaeuser Co.	3.3
6.	Loews Corp.	3.3
7.	Berkshire Hathaway, Inc., Class B	3.1
8.	Bank of America Corp.	3.1
9.	UnitedHealth Group, Inc.	3.0
10.	AutoZone, Inc.	2.9

PORTFOLIO COMPOSITION BY SECTOR AS OF DECEMBER 31, 2021	PERCENT OF TOTAL INVESTMENTS

Information Technology	25.4%
Financials	14.4
Health Care	12.8
Consumer Discretionary	12.2
Communication Services	8.1
Industrials	6.8
Real Estate	4.9
Materials	4.1
Energy	3.8
Consumer Staples	2.7
Utilities	2.0
Short-Term Investments	2.8

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	3

JPMorgan Equity Focus Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	July 29, 2011
With Sales Charge**		2.91%	18.97%	17.43%	16.13%
Without Sales Charge		8.61	25.57	18.70	16.76
CLASS C SHARES	July 29, 2011
With CDSC***		7.34	23.97	18.12	16.28
Without CDSC		8.34	24.97	18.12	16.28
CLASS I SHARES	July 29, 2011	8.77	25.90	19.00	17.05
CLASS R6 SHARES	October 1, 2018	8.91	26.24	19.20	17.15

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/11 TO 12/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Equity Focus Fund and the S&P 500 Index from December 31, 2011 to December 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Subsequent to the inception date of the Fund and through July 31, 2013, the Fund did not experience any shareholder activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

JPMorgan Equity Income Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	7.63%
Russell 1000 Value Index	6.93%

Net Assets as of 12/31/2021 (In Thousands)	$51,111,026

INVESTMENT OBJECTIVE**

The JPMorgan Equity Income Fund (the “Fund”) seeks capital appreciation and current income.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares outperformed the Russell 1000 Value Index (the “Benchmark”) for the six months ended December 31, 2021.

The Fund’s security selection in the industrials sector and its underweight position in the communication services sector were leading contributors to performance relative to the Benchmark, while the Fund’s security selection in the health care sector and its underweight position in the real estate sector were leading detractors from relative performance.

Leading individual contributors to relative performance included the Fund’s out-of-Benchmark positions in Home Depot Inc. and Microsoft Corp., and its overweight position in Dover Corp. Shares of Home Depot, a home improvement retail chain, rose after the company reported strong sales growth and better-than-expected earnings and revenue for the third quarter of 2021. Shares of Microsoft, a software and technology services provider, rose amid investor demand for large technology companies during the period. Shares of Dover, a maker of industrial equipment and sensors, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2021 and raised its forecast for full year 2021 results.

Leading individual detractors from relative performance included the Fund’s overweight positions in Gap Inc., Medtronic PLC and Bristol-Myers Squibb Co. Shares of Gap, a retailer of brand name apparel, fell after the company reported lower-than-expected earnings and revenue for the third quarter amid supply chain bottlenecks. Shares of Medtronic, a medical technology manufacturer, fell after the company reported lower-than-expected revenue for its fiscal second quarter of 2021 and disclosed it had received a warning letter from the U.S. Food and Drug Administration following the company’s recall of insulin infusion pumps. Shares of Bristol-Myers Squibb, a pharmaceutical manufacturer, fell amid investor expectations the company would seek to acquire Aurinia Pharmaceuticals Inc.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers’ focus remained on stock selection, as they believed that quality companies trading at attractive valuations had the greatest potential to outperform in the long term. As the Fund aimed to purchase stocks with above average dividend yields, the research process was designed to identify companies with predictable and durable business models deemed capable of generating sustainable free cash flow.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF DECEMBER 31, 2021		PERCENT OF TOTAL INVESTMENTS

1.	UnitedHealth Group, Inc.	3.0%
2.	ConocoPhillips	2.5
3.	Bank of America Corp.	2.4
4.	BlackRock, Inc.	2.3
5.	Comcast Corp., Class A	2.1
6.	PNC Financial Services Group, Inc. (The)	2.1
7.	Bristol-Myers Squibb Co.	2.0
8.	CME Group, Inc.	2.0
9.	Raytheon Technologies Corp.	2.0
10.	Analog Devices, Inc.	1.9

PORTFOLIO COMPOSITION BY SECTOR AS OF DECEMBER 31, 2021	PERCENT OF TOTAL INVESTMENTS

Financials	22.8%
Health Care	16.6
Industrials	14.6
Information Technology	9.1
Consumer Staples	8.8
Consumer Discretionary	7.5
Energy	5.7
Utilities	4.0
Materials	3.2
Communication Services	2.9
Real Estate	2.8
Short-Term Investments	2.0

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	5

JPMorgan Equity Income Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 18, 1992
With Sales Charge**		1.85%	18.29%	11.44%	12.46%
Without Sales Charge		7.50	24.82	12.65	13.07
CLASS C SHARES	November 4, 1997
With CDSC***		6.21	23.24	12.10	12.62
Without CDSC		7.21	24.24	12.10	12.62
CLASS I SHARES	July 2, 1987	7.63	25.13	12.96	13.36
CLASS R2 SHARES	February 28, 2011	7.35	24.52	12.37	12.78
CLASS R3 SHARES	September 9, 2016	7.50	24.84	12.67	13.07
CLASS R4 SHARES	September 9, 2016	7.63	25.14	12.95	13.36
CLASS R5 SHARES	February 28, 2011	7.70	25.29	13.13	13.56
CLASS R6 SHARES	January 31, 2012	7.76	25.44	13.23	13.64

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/11 TO 12/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R4 Shares prior to their inception dates are based on the performance of Class I Shares. The actual returns for Class R4 Shares would have been similar to those shown because Class R4 Shares had similar expenses to Class I Shares.

Returns for Class R3 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns for Class R3 Shares would have been similar than those shown because Class R3 Shares currently have the same expenses as Class A Shares.

Returns for Class R6 Shares prior to their inception date are based on the performance of Class R5 Shares and, prior to February 28, 2011, Class I Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 and Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Equity Income Fund and the Russell 1000 Value

Index from December 31, 2011 to December 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A Performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

JPMorgan Equity Premium Income Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	8.74%
S&P 500 Index	11.67%
ICE BofAML 3-Month U.S. Treasury Bill Index	0.02%

Net Assets as of 12/31/2021 (In Thousands)	$2,141,945

INVESTMENT OBJECTIVE**

The JPMorgan Equity Premium Income Fund (the “Fund”) seeks current income while maintaining prospects for capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares underperformed the S&P 500 Index (the “Benchmark”) and outperformed the ICE BofAML 3-Month U.S. Treasury Bill Index for the six months ended December 31, 2021.

The Fund’s underweight position in the information technology sector and its security selection in the consumer discretionary sector were leading detractors from performance relative to the Benchmark, while the Fund’s security selection in the industrials and financials sectors was a leading contributor to relative performance.

Leading individual detractors from performance relative to the Benchmark included the Fund’s underweight positions in Tesla Inc., Apple Inc. and Nvidia Corp. Shares of Tesla, a producer of electric vehicles and battery systems that was not held in the Fund, rose after the company reported better-than-expected production and deliveries during the period. Shares of Apple, a provider of computers, mobile devices and related services, rose amid consecutive quarters of record earnings and strong demand for mobile phones. Shares of Nvidia, a semiconductor maker not held in the Fund, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2021 amid growth in sales to the data center and gaming industries.

Leading individual contributors to relative performance included the Fund’s overweight position in Old Dominion Freight Line Inc. and its underweight positions in PayPal Holdings Inc. and Amazon.com Inc. Shares of Old Dominion Freight Inc., a trucking and transport provider, rose after the company reported better-than-expected earnings and revenue for the third quarter amid a surge in demand for its services. Shares of PayPal Holdings, a digital payments platform provider not held in the Fund, fell after the company issued a lower-than-expected earnings forecast for the third quarter of 2021 and amid general weakness in financial technology stocks. Shares of Amazon.com, an online retailer and services provider, fell after the company reported lower-than-expected earnings and revenue for the third quarter of 2021 and issued a lower-than-expected forecast for the fourth quarter of 2021.

HOW WAS THE FUND POSITIONED?

The Fund seeks to generate income through a combination of selling options and investing in large cap stocks and delivering monthly income from associated option premiums and stock dividends. The Fund’s portfolio managers employed a proprietary research process designed to identify what they believed were overvalued and undervalued stocks with attractive risk/return characteristics.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	7

JPMorgan Equity Premium Income Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF DECEMBER 31, 2021		PERCENT OF TOTAL INVESTMENTS
1.	UBS AG, ELN, 40.24%, 2/7/2022, (linked to S&P 500 Index) (Switzerland)	2.1%
2.	Credit Suisse AG, ELN, 42.00%, 2/4/2022, (linked to S&P 500 Index) (Switzerland)	1.9
3.	Barclays Bank plc, ELN, 48.30%, 1/14/2022, (linked to S&P 500 Index) (United Kingdom)	1.8
4.	Bank of Montreal, ELN, 47.00%, 1/18/2022, (linked to S&P 500 Index) (Canada)	1.7
5.	Accenture plc, Class A	1.7
6.	Old Dominion Freight Line, Inc.	1.6
7.	Microsoft Corp.	1.6
8.	GS Finance Corp., ELN, 50.02%, 1/31/2022, (linked to S&P 500 Index)	1.6
9.	DTE Energy Co.	1.6
10.	Alphabet, Inc., Class A	1.6

PORTFOLIO COMPOSITION BY SECTOR AS OF DECEMBER 31, 2021	PERCENT OF TOTAL INVESTMENTS

Health Care	12.1%
Information Technology	11.9
Industrials	11.8
Consumer Staples	10.8
Financials	8.8
Consumer Discretionary	7.6
Utilities	7.2
Communication Services	6.0
Materials	3.4
Real Estate	3.1
Energy	0.7
Other***	16.3
Short-Term Investments	0.3

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Equity-Linked Notes that are linked to the S&P 500 Index.
ELN	Equity-Linked Note

8	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	SINCE INCEPTION
CLASS A SHARES	August 31, 2018
With Sales Charge**		2.92%	14.64%	9.67%
Without Sales Charge		8.60	20.99	11.45
CLASS C SHARES	August 31, 2018
With CDSC***		7.33	19.39	10.90
Without CDSC		8.33	20.39	10.90
CLASS I SHARES	August 31, 2018	8.74	21.28	11.71
CLASS R5 SHARES	August 31, 2018	8.82	21.46	11.87
CLASS R6 SHARES	August 31, 2018	8.87	21.58	11.99

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (8/31/18 to 12/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on August 31, 2018.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Equity Premium Income Fund, the S&P 500 Index and the ICE BofAML 3-Month US Treasury Bill Index from August 31, 2018 to December 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index and the ICE BofAML 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofAML 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofAML 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Subsequent to the inception date of the Fund and through April 7, 2019, the Fund did not experience any shareholder activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	9

JPMorgan Hedged Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	4.32%
S&P 500 Index	11.67%

Net Assets as of 12/31/2021 (In Thousands)	$19,555,808

INVESTMENT OBJECTIVE**

The JPMorgan Hedged Equity Fund (the “Fund”) seeks to provide capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares underperformed the S&P 500 Index (the “Benchmark”) for the six months ended December 31, 2021. The Fund’s security selection in the pharmaceutical/medical technology and telecommunications sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the technology and media sectors was a leading contributor to relative performance.

Leading individual detractors from relative performance included the Fund’s underweight position in Pfizer Inc. and its overweight positions in Zimmer Biomet Holdings Inc. and Texas Instruments Inc. Shares of Pfizer, a pharmaceutical manufacturer, rose amid a resurgence in the pandemic in late 2021 and the U.S. Food and Drug Administration’s approval of the company’s COVID-19 pill. Shares of Zimmer Biomet Holdings, a medical device manufacturer, fell amid investor expectations that the resurgence of the pandemic in late 2021 may reduce demand for elective surgeries. Shares of Texas Instruments, a semiconductor manufacturer, fell after the company reported lower-than-expected revenue for the third quarter of 2021.

Leading individual contributors to relative performance included the Fund’s underweight positions in Adobe Inc., PayPal Holdings Inc. and Intel Corp. Shares of Adobe, a digital marketing and media provider not held in the Fund, fell after the company issued a weaker-than-expected forecast in December 2021. Shares of PayPal Holdings, a digital payments platform provider, fell after the company issued a lower-than-expected earnings forecast for the third quarter of 2021 and amid general weakness in financial technology stocks. Shares of Intel, a semiconductor manufacturer, fell after the company issued a weaker-than-expected earnings forecast with its third quarter 2021 results.

HOW WAS THE FUND POSITIONED?

The Fund used an enhanced index strategy that invests primarily in common stocks of large capitalization U.S. companies, while systematically purchasing and selling exchange-traded index put options and selling exchange-traded index call options. The option overlay is known as a Put/Spread Collar strategy. The combination of the diversified portfolio of equity securities, downside protection from index put options and income from index call options provided the Fund with a portion of the returns associated with equity market investments while exposing the Fund to less risk than traditional long-only equity strategies.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF DECEMBER 31, 2021		PERCENT OF TOTAL INVESTMENTS

1.	Microsoft Corp.	6.6%
2.	Apple, Inc.	6.4
3.	Amazon.com, Inc.	3.7
4.	Alphabet, Inc., Class A	2.6
5.	Alphabet, Inc., Class C	1.9
6.	Tesla, Inc.	1.9
7.	Meta Platforms, Inc., Class A	1.9
8.	S&P 500 Index 3/31/2022 at USD 4,510.00, European Style	1.7
9.	NVIDIA Corp.	1.5
10.	UnitedHealth Group, Inc.	1.3

PORTFOLIO COMPOSITION BY SECTOR AS OF DECEMBER 31, 2021	PERCENT OF TOTAL INVESTMENTS

Information Technology	26.6%
Consumer Discretionary	12.9
Health Care	12.3
Financials	9.8
Communication Services	9.2
Industrials	7.6
Consumer Staples	4.2
Energy	2.5
Real Estate	2.4
Utilities	2.3
Materials	2.2
Put Options Purchased	1.7
Short-Term Investments	6.3

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

10	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	December 13, 2013
With Sales Charge**		(1.25)%	7.21%	8.95%	7.83%
Without Sales Charge		4.20	13.13	10.14	8.56
CLASS C SHARES	December 13, 2013
With CDSC***		2.93	11.60	9.59	8.02
Without CDSC		3.93	12.60	9.59	8.02
CLASS I SHARES	December 13, 2013	4.32	13.43	10.41	8.83
CLASS R5 SHARES	December 13, 2013	4.42	13.62	10.59	9.02
CLASS R6 SHARES	December 13, 2013	4.48	13.72	10.68	9.10

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (12/13/13 TO 12/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on December 13, 2013.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Hedged Equity Fund, the S&P 500 Index and the ICE BofAML 3-Month US Treasury Bill Index from December 13, 2013 to December 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index and the ICE BofAML 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofAML 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofAML 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Subsequent to the inception date of the Fund and through May 30, 2014, the Fund did not experience any shareholder activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	11

JPMorgan Hedged Equity 2 Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	7.29%
S&P 500 Index	11.67%

Net Assets as of 12/31/2021 (In Thousands)	$3,893,228

INVESTMENT OBJECTIVE**

The JPMorgan Hedged Equity 2 Fund (the “Fund”) seeks to provide capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares underperformed the S&P 500 Index (the “Benchmark”) for the six months ended December 31, 2021.

The Fund’s security selection in the pharmaceutical/medical technology and telecommunications sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the technology and media sectors was a leading contributor to relative performance.

Leading individual detractors from relative performance included the Fund’s underweight position in Pfizer Inc. and its overweight positions in Zimmer Biomet Holdings Inc. and Texas Instruments Inc. Shares of Pfizer, a pharmaceutical manufacturer, rose amid a resurgence in the pandemic in late 2021 and the U.S. Food and Drug Administration’s approval of the company’s COVID-19 pill. Shares of Zimmer Biomet Holdings, a medical device manufacturer, fell amid investor expectations that the resurgence of the pandemic in late 2021 may reduce demand for elective surgeries. Shares of Texas Instruments, a semiconductor manufacturer, fell after the company reported lower-than-expected revenue for the third quarter of 2021.

Leading individual contributors to relative performance included the Fund’s underweight positions in Adobe Inc., PayPal Holdings Inc. and Intel Corp. Shares of Adobe, a digital marketing and media provider not held in the Fund, fell after the company issued a weaker-than-expected forecast in December 2021. Shares of PayPal Holdings, a digital payments platform provider, fell after the company issued a lower-than-expected earnings forecast for the third quarter of 2021 and amid general weakness in financial technology stocks. Shares of Intel, a semiconductor manufacturer, fell after the company issued a weaker-than-expected earnings forecast with its third quarter 2021 results.

HOW WAS THE FUND POSITIONED?

The Fund used an enhanced index strategy that invests primarily in common stocks of large capitalization U.S. companies, while systematically purchasing and selling exchange-traded index put options and selling exchange-traded index call options. The option overlay is known as a Put/Spread Collar strategy. The combination of the diversified portfolio of equity securities, downside protection from index put options and income from index call options provided the Fund with a portion of the returns associated with equity market investments while exposing the Fund to less risk than traditional long-only equity strategies.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF DECEMBER 31, 2021		PERCENT OF TOTAL INVESTMENTS

1.	Microsoft Corp.	6.9%
2.	Apple, Inc.	6.7
3.	Amazon.com, Inc.	3.8
4.	Alphabet, Inc., Class A	2.7
5.	Alphabet, Inc., Class C	2.0
6.	Tesla, Inc.	2.0
7.	Meta Platforms, Inc., Class A	1.9
8.	NVIDIA Corp.	1.6
9.	UnitedHealth Group, Inc.	1.4
10.	Mastercard, Inc., Class A	1.4

PORTFOLIO COMPOSITION BY SECTOR AS OF DECEMBER 31, 2021	PERCENT OF TOTAL INVESTMENTS

Information Technology	27.9%
Consumer Discretionary	13.5
Health Care	12.8
Financials	10.3
Communication Services	9.6
Industrials	8.0
Consumer Staples	4.4
Energy	2.6
Real Estate	2.5
Utilities	2.4
Materials	2.3
Put Options Purchased	0.2
Short-Term Investments	3.5

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

12	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

TOTAL RETURNS AS OF DECEMBER 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	SINCE INCEPTION
CLASS A SHARES	February 26, 2021
With Sales Charge**		1.53%	14.13%
Without Sales Charge		7.13	14.13
CLASS C SHARES	February 26, 2021
With CDSC***		5.92	12.71
Without CDSC		6.92	13.71
CLASS I SHARES	February 26, 2021	7.29	14.41
CLASS R5 SHARES	February 26, 2021	7.41	14.57
CLASS R6 SHARES	February 26, 2021	7.46	14.71

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (2/26/21 TO 12/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on February 26, 2021.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Hedged Equity 2 Fund and the S&P 500 Index from February 26, 2021 to December 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	13

JPMorgan Hedged Equity 3 Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	6.12%
S&P 500 Index	11.67%

Net Assets as of 12/31/2021 (In Thousands)	$2,317,080

INVESTMENT OBJECTIVE**

The JPMorgan Hedged Equity 3 Fund (the “Fund”) seeks to provide capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares underperformed the S&P 500 Index (the “Benchmark”) for the six months ended December 31, 2021.

The Fund’s security selection in the pharmaceutical/medical technology and telecommunications sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the technology and media sectors was a leading contributor to relative performance.

Leading individual detractors from relative performance included the Fund’s underweight position in Pfizer Inc. and its overweight positions in Zimmer Biomet Holdings Inc. and Texas Instruments Inc. Shares of Pfizer, a pharmaceutical manufacturer, rose amid a resurgence in the pandemic in late 2021 and the U.S. Food and Drug Administration’s approval of the company’s COVID-19 pill. Shares of Zimmer Biomet Holdings, a medical device manufacturer, fell amid investor expectations that the resurgence of the pandemic in late 2021 may reduce demand for elective surgeries. Shares of Texas Instruments, a semiconductor manufacturer, fell after the company reported lower-than-expected revenue for the third quarter of 2021.

Leading individual contributors to relative performance included the Fund’s underweight positions in Adobe Inc., PayPal Holdings Inc. and Intel Corp. Shares of Adobe, a digital marketing and media provider not held in the Fund, fell after the company issued a weaker-than-expected forecast in December 2021. Shares of PayPal Holdings, a digital payments platform provider, fell after the company issued a lower-than-expected earnings forecast for the third quarter of 2021 and amid general weakness in financial technology stocks. Shares of Intel, a semiconductor manufacturer, fell after the company issued a weaker-than-expected earnings forecast with its third quarter 2021 results.

HOW WAS THE FUND POSITIONED?

The Fund used an enhanced index strategy that invests primarily in common stocks of large capitalization U.S. companies, while systematically purchasing and selling exchange-traded index put options and selling exchange-traded index call options. The option overlay is known as a Put/Spread Collar strategy. The combination of the diversified portfolio of equity securities, downside protection from index put options and income from index call options provided the Fund with a portion of the returns associated with equity market investments while exposing the Fund to less risk than traditional long-only equity strategies.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF DECEMBER 31, 2021		PERCENT OF TOTAL INVESTMENTS

1.	Microsoft Corp.	7.1%
2.	Apple, Inc.	6.9
3.	Amazon.com, Inc.	3.9
4.	Alphabet, Inc., Class A	2.7
5.	Alphabet, Inc., Class C	2.1
6.	Tesla, Inc.	2.1
7.	Meta Platforms, Inc., Class A	2.0
8.	NVIDIA Corp.	1.6
9.	UnitedHealth Group, Inc.	1.4
10.	Mastercard, Inc., Class A	1.4

PORTFOLIO COMPOSITION BY SECTOR AS OF DECEMBER 31, 2021	PERCENT OF TOTAL INVESTMENTS

Information Technology	28.5%
Consumer Discretionary	13.8
Health Care	13.1
Financials	10.5
Communication Services	9.9
Industrials	8.2
Consumer Staples	4.5
Energy	2.7
Real Estate	2.6
Utilities	2.5
Materials	2.3
Put Options Purchased	0.7
Short-Term Investments	0.7

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

14	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

TOTAL RETURNS AS OF DECEMBER 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	SINCE INCEPTION
CLASS A SHARES	February 26, 2021
With Sales Charge**		0.44%	12.86%
Without Sales Charge		5.97	12.86
CLASS C SHARES	February 26, 2021
With CDSC***		4.68	11.41
Without CDSC		5.68	12.41
CLASS I SHARES	February 26, 2021	6.12	13.16
CLASS R5 SHARES	February 26, 2021	6.23	13.29
CLASS R6 SHARES	February 26, 2021	6.29	13.38

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (2/26/21 TO 12/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on February 26, 2021.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Hedged Equity 3 Fund and the S&P 500 Index from February 26, 2021 to December 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	15

JPMorgan Large Cap Growth Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	8.65%
Russell 1000 Growth Index	12.93%

Net Assets as of 12/31/2021 (In Thousands)	$40,805,094

INVESTMENT OBJECTIVE**

The JPMorgan Large Cap Growth Fund (the “Fund”) seeks long-term capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares underperformed the Russell 1000 Growth Index (the “Benchmark”) for the six months ended December 31, 2021.

The Fund’s overweight position and security selection in the communication services sector and its security selection and underweight position in the information technology sector were leading detractors from performance relative to the Benchmark, while the Fund’s security selection in the consumer discretionary and financials sectors was the leading contributor to relative performance.

Leading individual detractors from relative performance included the Fund’s out-of-Benchmark position in Snap Inc., its underweight position in Apple Inc. and its overweight position in PayPal Holdings Inc. Shares of Snap, an online camera platform and social media provider, fell after the company reported third quarter 2021 results that were below analysts’ expectations. Shares of Apple, a provider of computers, mobile devices and relative services, rose amid consecutive quarter of record earnings and strong demand for mobile phones. Shares of PayPal Holdings, a digital payments platform provider, fell after the company issued a lower-than-expected earnings forecast for the third quarter of 2021 and amid general weakness in financial technology stocks.

Leading individual contributors to relative performance included the Fund’s underweight position in Amazon.com Inc. and its overweight positions in Advanced Micro Devices Inc. and Blackstone Inc. Shares of Amazon.com, an online retailer and services provider, fell after the company reported lower-than-expected earnings and revenue for the third quarter of 2021 and issued a lower-than-expected forecast for the fourth quarter of 2021. Shares of Advanced Micro Devices, a semiconductor manufacturer, rose after the company reported better-than-expected earnings and sales for the third quarter of 2021 and issued a better-than-expected forecast for the fourth quarter of 2021. Shares of Blackstone, an investment management company, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2021.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection, rigorously researching individual companies in an effort to construct portfolios of stocks that have strong fundamentals and positive price momentum. The Fund’s portfolio managers sought to invest in companies with attractive fundamentals that, in their view, possessed the potential to significantly exceed expectations for a prolonged period of time.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF DECEMBER 31, 2021		PERCENT OF TOTAL INVESTMENTS

1.	Apple, Inc.	9.2%
2.	Microsoft Corp.	9.1
3.	Alphabet, Inc., Class C	7.4
4.	Tesla, Inc.	4.5
5.	Amazon.com, Inc.	3.3
6.	Advanced Micro Devices, Inc.	3.0
7.	NVIDIA Corp.	3.0
8.	Blackstone, Inc.	2.8
9.	Meta Platforms, Inc., Class A	2.7
10.	Deere & Co.	2.3

PORTFOLIO COMPOSITION BY SECTOR AS OF DECEMBER 31, 2021	PERCENT OF TOTAL INVESTMENTS

Information Technology	37.1%
Consumer Discretionary	17.3
Communication Services	13.4
Health Care	9.9
Financials	9.3
Industrials	6.8
Materials	2.6
Consumer Staples	2.5
Short-Term Investments	1.1

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

16	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 22, 1994
With Sales Charge**		2.82%	11.99%	27.21%	19.10%
Without Sales Charge		8.52	18.20	28.59	19.75
CLASS C SHARES	November 4, 1997
With CDSC***		7.24	16.61	27.95	19.27
Without CDSC		8.24	17.61	27.95	19.27
CLASS I SHARES	February 28, 1992	8.65	18.49	28.90	19.99
CLASS R2 SHARES	November 3, 2008	8.39	17.91	28.26	19.45
CLASS R3 SHARES	September 9, 2016	8.51	18.20	28.58	19.72
CLASS R4 SHARES	September 9, 2016	8.65	18.49	28.90	19.99
CLASS R5 SHARES	April 14, 2009	8.73	18.66	29.10	20.20
CLASS R6 SHARES	November 30, 2010	8.79	18.79	29.23	20.30

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/11 TO 12/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R3 and Class R4 Shares prior to their inception dates are based on the performance of Class I Shares. With respect to Class R3 Shares, prior class performance has been adjusted to reflect the differences in expenses between classes. The actual returns of Class R4 Shares would have been similar to those shown because Class R4 Shares had similar expenses to Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Large Cap Growth Fund and the Russell 1000 Growth Index from December 31, 2011 to December 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A Performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	17

JPMorgan Large Cap Value Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	1.94%
Russell 1000 Value Index	6.93%

Net Assets as of 12/31/2021 (In Thousands)	$3,113,172

INVESTMENT OBJECTIVE**

The JPMorgan Large Cap Value Fund (the “Fund”) seeks capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares underperformed the Russell 1000 Value Index (the “Benchmark”) for the six months ended December 31, 2021.

The Fund’s security selection in the industrials and consumer staples sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the materials and financials sector was a leading contributor to relative performance.

Leading individual detractors from relative performance included the Fund’s overweight positions in Lamb Weston Holdings Inc., US Foods Holding Corp. and Zimmer Biomet Holdings Inc. Shares of Lamb Weston Holdings, a frozen foods and dairy products provider, fell amid increased input costs and reported lower-than-expected results for the company’s fiscal first quarter of 2021. Shares of U.S. Foods Holding, a distributor of goods to the food services industry, fell after the company reported lower-than-expected earnings for the third quarter of 2021 amid investor concerns about the impact on the restaurant industry of the omicron variant of COVID-19. Shares of Zimmer Biomet Holdings, a medical device manufacturer, fell amid investor expectations that the resurgence of the pandemic in late 2021 may reduce demand for elective surgeries.

Leading individual contributors to relative performance included the Fund’s overweight positions in Alcoa Corp. and Centene Corp. and its out-of-Benchmark position in Seagate Technology Holdings PLC. Shares of Alcoa, an aluminum producer, rose after the company reported better-than-expected earnings and revenue for both the second and third quarters of 2021 and the company was added to the S&P 400 Mid Cap Index late in the period. Shares of Centene, a health insurance provider, rose after the company issued a better-than-expected forecast for earnings and revenue for fiscal 2022. Shares of Seagate Technology Holdings, a data storage products manufacturer, rose after the company reported better-than-expected earnings and revenue for its fiscal second quarter.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio manager combined a bottom-up fundamental approach to security selection with a systematic valuation process. Overall, the Fund’s portfolio manager looked to take advantage of mispriced stocks that he believed appeared attractive relative to their fair value.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF DECEMBER 31, 2021		PERCENT OF TOTAL INVESTMENTS

1.	Bank of America Corp.	3.8%
2.	Wells Fargo & Co.	3.8
3.	Centene Corp.	3.6
4.	US Foods Holding Corp.	3.4
5.	Royal Caribbean Cruises Ltd.	3.2
6.	Chevron Corp.	2.9
7.	Bristol-Myers Squibb Co.	2.9
8.	Lamb Weston Holdings, Inc.	2.8
9.	State Street Corp.	2.8
10.	Seagate Technology Holdings plc	2.6

PORTFOLIO COMPOSITION BY SECTOR AS OF DECEMBER 31, 2021	PERCENT OF TOTAL INVESTMENTS

Financials	21.1%
Health Care	19.8
Industrials	10.9
Consumer Discretionary	9.8
Consumer Staples	9.6
Materials	8.7
Energy	7.4
Communication Services	3.4
Information Technology	2.9
Utilities	2.7
Real Estate	2.5
Short-Term Investments	1.2

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

18	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 18, 1992
With Sales Charge**		(3.50)%	16.95%	10.25%	13.36%
Without Sales Charge		1.83	23.45	11.45	13.98
CLASS C SHARES	March 22, 1999
With CDSC***		0.57	21.86	10.90	13.52
Without CDSC		1.57	22.86	10.90	13.52
CLASS I SHARES	March 1, 1991	1.94	23.73	11.71	14.19
CLASS R2 SHARES	November 3, 2008	1.68	23.15	11.15	13.68
CLASS R3 SHARES	October 1, 2018	1.86	23.46	11.45	13.98
CLASS R4 SHARES	October 1, 2018	1.96	23.69	11.71	14.19
CLASS R5 SHARES	May 15, 2006	2.04	23.92	11.88	14.40
CLASS R6 SHARES	November 30, 2010	2.06	24.03	11.98	14.47

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/11 TO 12/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R3 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns of Class R3 Shares would have been different than those shown because Class R3 Shares have different expenses than Class A Shares.

Returns for Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R4 Shares would have been similar to those shown because Class R4 Shares have similar expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Large Cap Value Fund and the Russell 1000 Value Index from December 31, 2011 to December 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge asso-

ciated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	19

JPMorgan U.S. Applied Data Science Value Fund

(formerly known as JPMorgan Intrepid Value Fund)

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	8.55%
Russell 1000 Value Index	6.93%

Net Assets as of 12/31/2021 (In Thousands)	$246,452

INVESTMENT OBJECTIVE**

The JPMorgan U.S. Applied Data Science Value Fund (the “Fund”) seeks to provide long-term capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares outperformed the Russell 1000 Value Index (the “Benchmark”) for the six months ended December 31, 2021.

The Fund’s security selection in the industrials and communication services sectors was a leading contributor to performance relative to the Benchmark, while the Fund’s security selection in the health care and financials sectors was a leading detractor from relative performance.

Leading individual contributors to relative performance included the Fund’s overweight positions in Prologis Inc., AutoZone Inc. and Alphabet Inc. Shares of Prologis, a real estate investment trust not held in the Fund, rose after the company reported better-than-expected cash flow and revenue for the third quarter of 2021 and raised its forecast for the full year 2021. Shares of AutoZone, an automotive parts retailer, rose amid consecutive quarters of better-than-expected earnings and revenue, as well as large share repurchase programs during the period. Shares of Alphabet, parent company of Google Inc., rose amid continued growth in earnings and investor demand for large technology companies during the period.

Leading individual detractors from relative performance included the Fund’s underweight position in Pfizer Inc. and its overweight positions in Medtronic PLC and Jazz Pharmaceuticals PLC. Shares of Pfizer, a pharmaceutical manufacturer, rose amid a resurgence in the pandemic in late 2021 and U.S. Food and Drug Administration approval for the company’s COVID-19 pill. Shares of Medtronic, a medical technology manufacturer, fell after the company reported lower-than-expected revenue for its fiscal second quarter of 2021 and disclosed it had received a warning letter from the U.S. Food and Drug Administration following the company’s recall of insulin infusion pumps. Shares of Jazz Pharmaceuticals, a biopharmaceutical developer, fell after the company declined to raise its earnings forecast for 2021.

HOW WAS THE FUND POSITIONED?

During the period, the Fund’s portfolio managers employed a data science driven investment approach that combines research, data insights and risk management. The portfolio managers utilize proprietary techniques to process, analyze and combine a wide variety of data sources, including a multi-decade history of proprietary fundamental research, company fundamentals and alternative data.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF DECEMBER 31, 2021		PERCENT OF TOTAL INVESTMENTS

1.	Prologis, Inc.	2.9%
2.	NextEra Energy, Inc.	2.9
3.	Bank of America Corp.	2.6
4.	UnitedHealth Group, Inc.	2.5
5.	Alphabet, Inc., Class C	2.4
6.	BlackRock, Inc.	2.3
7.	Eaton Corp. plc	2.3
8.	Norfolk Southern Corp.	2.2
9.	Coca-Cola Co. (The)	2.2
10.	Wells Fargo & Co.	2.2

PORTFOLIO COMPOSITION BY SECTOR AS OF DECEMBER 31, 2021	PERCENT OF TOTAL INVESTMENTS

Financials	21.3%
Health Care	15.7
Industrials	13.0
Information Technology	7.6
Consumer Discretionary	7.3
Consumer Staples	7.0
Communication Services	6.5
Utilities	6.4
Energy	5.6
Real Estate	4.6
Materials	2.9
Short-Term Investments	2.1

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

20	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 19, 2005
With Sales Charge**		2.72%	24.31%	10.51%	12.10%
Without Sales Charge		8.43	31.19	11.70	12.71
CLASS C SHARES	February 19, 2005
With CDSC***		7.12	29.53	11.14	12.26
Without CDSC		8.12	30.53	11.14	12.26
CLASS I SHARES	February 28, 2003	8.55	31.54	11.96	12.92
CLASS R2 SHARES	November 3, 2008	8.19	30.78	11.38	12.41
CLASS R5 SHARES	May 15, 2006	8.59	31.63	12.12	13.12
CLASS R6 SHARES	November 30, 2010	8.63	31.75	12.23	13.20

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/11 TO 12/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan U.S. Applied Data Science Value Fund and the Russell 1000 Value Index from December 31, 2011 to December 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	21

JPMorgan U.S. Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class L Shares)*	13.08%
S&P 500 Index	11.67%

Net Assets as of 12/31/2021 (In Thousands)	$22,514,565

INVESTMENT OBJECTIVE**

The JPMorgan U.S. Equity Fund (the “Fund”) seeks to provide high total return from a portfolio of selected equity securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class L Shares outperformed the S&P 500 Index (the “Benchmark”) for the six months ended December 31, 2021.

The Fund’s security selection in the real estate investment trusts and media sectors was a leading contributor to performance relative to the Benchmark, while the Fund’s security selection in the semiconductors & hardware sector and the pharmaceutical/medical technology sector was a leading detractor from relative performance.

Leading individual contributors to relative performance included the Fund’s overweight positions in Prologis Inc., Alphabet Inc. and Eaton Corp. Shares of Prologis, a real estate investment trust, rose after the company reported better-than-expected cash flow and revenue for the third quarter of 2021 and raised its forecast for the full year 2021. Shares of Alphabet, parent company of Google Inc., rose amid continued growth in earnings and investor demand for large technology companies during the period. Shares of Eaton, a provider of industrial power systems, fell after the company reported lower-than-expected revenue for the third quarter of 2021.

Leading individual detractors from relative performance included the Fund’s overweight positions in Analog Devices Inc., Norfolk Southern Corp. and Biogen Inc. Shares of Analog Devices, a semiconductor manufacturer, fell amid investor concerns about the company’s ability to meet surging demand. Shares of Norfolk Southern, a freight railroad operator, fell as floods in British Columbia, Canada, reduced North American rail traffic and amid investor concerns that a resurgence in the pandemic late in the period may decrease demand. Shares of Biogen, a pharmaceuticals developer, fell amid investor concerns about the company’s treatment for Alzheimer’s disease and after Samsung Group denied market speculation that it was negotiating to acquire the company.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers employed a bottom-up fundamental approach to stock selection, researching companies to determine what they believed to be their underlying value and potential for future earnings growth.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF DECEMBER 31, 2021		PERCENT OF TOTAL INVESTMENTS

1.	Microsoft Corp.	8.4%
2.	Alphabet, Inc., Class A	6.5
3.	Amazon.com, Inc.	5.8
4.	Apple, Inc.	5.3
5.	Prologis, Inc.	3.4
6.	Mastercard, Inc., Class A	3.3
7.	NXP Semiconductors NV (China)	3.2
8.	Eaton Corp. plc	3.0
9.	AbbVie, Inc.	2.8
10.	NextEra Energy, Inc.	2.7

PORTFOLIO COMPOSITION BY SECTOR AS OF DECEMBER 31, 2021	PERCENT OF TOTAL INVESTMENTS

Information Technology	26.6%
Consumer Discretionary	17.1
Health Care	13.0
Industrials	11.3
Financials	11.2
Communication Services	7.5
Utilities	3.9
Real Estate	3.4
Materials	3.2
Consumer Staples	1.2
Short-Term Investments	1.6

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

22	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	September 10, 2001
With Sales Charge**		6.93%	21.44%	17.98%	16.39%
Without Sales Charge		12.84	28.16	19.27	17.02
CLASS C SHARES	September 10, 2001
With CDSC***		11.58	26.54	18.66	16.56
Without CDSC		12.58	27.54	18.66	16.56
CLASS I SHARES	September 10, 2001	12.98	28.47	19.56	17.27
CLASS L SHARES	September 17, 1993	13.08	28.69	19.72	17.45
CLASS R2 SHARES	November 3, 2008	12.68	27.87	18.95	16.74
CLASS R3 SHARES	September 9, 2016	12.80	28.11	19.25	17.02
CLASS R4 SHARES	September 9, 2016	13.00	28.47	19.55	17.27
CLASS R5 SHARES	May 15, 2006	13.07	28.69	19.75	17.49
CLASS R6 SHARES	November 30, 2010	13.15	28.80	19.86	17.57

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/11 TO 12/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R3 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns of Class R3 Shares would have been similar to those shown because Class R3 Shares have similar expenses to Class A Shares.

Returns for Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R4 Shares would have been similar to those shown because Class R4 Shares have similar expenses than Class I Shares.

The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan U.S. Equity Fund and the S&P 500 Index from December 31, 2011 to December 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.

Class L Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	23

JPMorgan U.S. GARP Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	13.14%
Russell 1000 Growth Index	12.93%

Net Assets as of 12/31/2021 (In Thousands)	$1,343,544

INVESTMENT OBJECTIVE**

The JPMorgan U.S. GARP Equity Fund (the “Fund”) seeks to provide long-term capital growth.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares outperformed the Russell 1000 Growth Index (the “Benchmark”) for the six months ended December 31, 2021.

The Fund’s security selection in the information technology and industrials sectors was leading contributor to performance relative to the Benchmark, while the Fund’s security selection in the communication services and financials sectors was a leading detractor from relative performance.

Leading individual contributors to relative performance included the Fund’s underweight positions in PayPal Holdings Inc. and Zoom Video Communications Inc., and its overweight position in Intuit Inc. Shares of PayPal Holdings, a digital payments platform provider, fell after the company issued a lower-than-expected earnings forecast for the third quarter of 2021 and amid general weakness in financial technology stocks. Shares of Zoom Video Communications, a video call and conferencing platform not held in the Fund, fell amid investor concern about the company’s ability to sustain growth in its business. Shares of Intuit, a provider of tax and financial management software, rose after the company reported better-than-expected earnings for its fiscal first quarter and raised its earnings forecast.

Leading individual detractors from relative performance included the Fund’s overweight positions in Altice USA Inc., Zillow Group Inc. and Mastercard Inc. Shares of Altice USA, a communication services and media provider, fell after the company reported a decline in subscribers in the third quarter of 2021. Shares of Zillow Group, a real estate market platform operator, fell after the company reported lower-than-expected earnings and revenue for the third quarter of 2021. Shares of Mastercard, a credit card and payments company, fell amid investor concerns that a resurgence in the pandemic in late 2021 would hurt consumer spending.

HOW WAS THE FUND POSITIONED?

The Fund’s managers sought growth companies that they believed had attractive relative valuations, high quality characteristics and strong momentum.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF DECEMBER 31, 2021		PERCENT OF TOTAL INVESTMENTS

1.	Microsoft Corp.	10.3%
2.	Apple, Inc.	9.5
3.	Amazon.com, Inc.	5.9
4.	Meta Platforms, Inc., Class A	4.0
5.	Tesla, Inc.	3.3
6.	Alphabet, Inc., Class A	2.7
7.	Mastercard, Inc., Class A	2.7
8.	Alphabet, Inc., Class C	2.7
9.	Lowe’s Cos., Inc.	2.2
10.	Intuit, Inc.	2.1

PORTFOLIO COMPOSITION BY SECTOR AS OF DECEMBER 31, 2021	PERCENT OF TOTAL INVESTMENTS

Information Technology	41.4%
Consumer Discretionary	20.6
Communication Services	11.7
Health Care	9.5
Industrials	6.8
Consumer Staples	3.6
Real Estate	2.1
Financials	1.3
Others (each less than 1.0%)	1.4
Short-Term Investments	1.6

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

24	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 19, 2005
With Sales Charge**		7.05%	23.81%	20.80%	17.40%
Without Sales Charge		12.98	30.68	22.11	18.03
CLASS C SHARES	February 19, 2005
With CDSC***		11.70	29.04	21.51	17.57
Without CDSC		12.70	30.04	21.51	17.57
CLASS I SHARES	February 28, 2003	13.14	31.01	22.43	18.33
CLASS R2 SHARES	November 3, 2008	12.85	30.36	21.81	17.74
CLASS R5 SHARES	May 15, 2006	13.24	31.21	22.62	18.54
CLASS R6 SHARES	November 2, 2015	13.29	31.33	22.73	18.60

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/11 TO 12/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to their inception date are based on the performance of Class R5 Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan U.S. GARP Equity Fund and the Russell 1000 Growth Index, from December 31, 2011 to December 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	25

JPMorgan U.S. Large Cap Core Plus Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	12.68%
S&P 500 Index	11.67%

Net Assets as of 12/31/2021 (In Thousands)	$2,645,802

INVESTMENT OBJECTIVE**

The JPMorgan U.S. Large Cap Core Plus Fund (the “Fund”) seeks to provide a high total return from a portfolio of selected equity securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares outperformed the S&P 500 Index (the “Benchmark”) for the six months ended December 31, 2021.

The Fund’s overweight position in the energy sector and its underweight position in the media sector were leading contributors to performance relative to the Benchmark, while the Fund’s security selection in the financial services sector and the autos & transportation sector was a leading detractor from relative performance.

Leading individual contributors to relative performance included the Fund’s overweight positions in Ingersoll Rand Inc., Advanced Micro Devices Inc. and Alphabet Inc. Shares of Ingersoll Rand, an industrial and automotive products manufacturer, rose after the company reported better-than-expected earnings and revenue for both the second and third quarters of 2021. Shares of Advanced Micro Devices, a semiconductor manufacturer, rose after the company reported better-than-expected earnings and sales for the third quarter of 2021 and issued a better-than-expected forecast for the fourth quarter of 2021. Shares of Alphabet, parent company of Google Inc., rose amid consecutive quarters of earnings growth and investor demand for large technology companies during the period.

Leading individual detractors from relative performance included the Fund’s underweight position in Tesla Inc., its out-of-Benchmark position in Lyft Inc. and its overweight position in NXP Semiconductors NV. Shares of Tesla, a producer of electric vehicles and battery systems that was not held in the Fund, rose after the company reported better-than-expected production and deliveries during the period. Shares of Lyft, a ride hailing platform operator, fell amid investor concerns that the resurgence in the pandemic in late 2021 would reduce demand for its services. Shares of NXP Semiconductors, a semiconductor manufacturer, fell amid investor concern about the company’s ability to meet supply demand from the automotive industry.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers employed a bottom-up fundamental approach to stock selection, researching companies to determine their underlying value and potential for future earnings growth. Overall, the Fund’s portfolio managers aimed to take advantage of mispriced stocks that appeared attractive relative to fair value for long positions and looked for overvalued stocks in which to take short positions. The long-to-short exposure ratio at the end of the reporting period was 123% to 23%.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

26	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

TOP TEN LONG POSITIONS OF THE PORTFOLIO AS OF DECEMBER 31, 2021		PERCENT OF TOTAL INVESTMENTS

1.	Microsoft Corp.	6.1%
2.	Amazon.com, Inc.	4.7
3.	Apple, Inc.	4.6
4.	Alphabet, Inc. Class A	3.4
5.	NXP Semiconductors NV (China)	2.6
6.	Mastercard, Inc. Class A	2.0
7.	UnitedHealth Group, Inc.	2.0
8.	Thermo Fisher Scientific, Inc.	1.6
9.	Wells Fargo & Co.	1.5
10.	Norfolk Southern Corp.	1.4

TOP TEN SHORT POSITIONS OF THE PORTFOLIO AS OF DECEMBER 31, 2021		PERCENT OF TOTAL INVESTMENTS

1.	Kroger Co. (The)	3.6%
2.	Omnicom Group, Inc.	2.8
3.	3M Co.	2.3
4.	Walgreens Boots Alliance, Inc.	2.3
5.	Exxon Mobil Corp.	2.2
6.	Clorox Co. (The)	2.1
7.	Stryker Corp.	2.0
8.	Enbridge, Inc. (Canada) (Canada)	1.9
9.	Illinois Tool Works, Inc.	1.9
10.	Starbucks Corp.	1.8

LONG POSITION PORTFOLIO COMPOSITION BY SECTOR AS OF DECEMBER 31, 2021	PERCENT OF TOTAL INVESTMENTS

Information Technology	25.4%
Consumer Discretionary	14.3
Health Care	12.5
Industrials	12.0
Communication Services	9.1
Financials	7.9
Consumer Staples	4.6
Materials	3.8
Energy	3.8
Utilities	3.1
Real Estate	2.9
Short-Term Investments	0.6

SHORT POSITION PORTFOLIO COMPOSITION BY SECTOR AS OF DECEMBER 31, 2021	PERCENT OF TOTAL INVESTMENTS

Industrials	18.3%
Information Technology	13.8
Consumer Staples	12.8
Communication Services	8.9
Utilities	8.1
Health Care	8.0
Energy	7.8
Consumer Discretionary	6.2
Real Estate	5.8
Materials	5.2
Financials	5.1

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	27

JPMorgan U.S. Large Cap Core Plus Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	November 1, 2005
With Sales Charge**		6.60%	22.12%	17.41%	16.13%
Without Sales Charge		12.52	28.89	18.68	16.76
CLASS C SHARES	November 1, 2005
With CDSC***		11.28	27.25	18.09	16.29
Without CDSC		12.28	28.25	18.09	16.29
CLASS I SHARES	November 1, 2005	12.68	29.20	18.98	17.05
CLASS R2 SHARES	November 3, 2008	12.30	28.40	18.28	16.42
CLASS R5 SHARES	May 15, 2006	12.67	29.23	19.06	17.20
CLASS R6 SHARES	November 1, 2017	12.77	29.41	19.17	17.26

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/11 TO 12/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan U.S. Large Cap Core Plus Fund and the S&P 500 Index from December 31, 2011 to December 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

28	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

JPMorgan U.S. Research Enhanced Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	12.11%
S&P 500 Index	11.67%

Net Assets as of 12/31/2021 (In Thousands)	$5,981,812

INVESTMENT OBJECTIVE**

The JPMorgan U.S. Research Enhanced Equity Fund (the “Fund”) seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the S&P 500 Index (the “Benchmark”).

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares outperformed the Benchmark for the six months ended December 31, 2021. The Fund’s security selection in the technology and media sectors was a leading contributor to performance relative to the Benchmark. The Fund’s security selection in the pharmaceutical/medical technology and telecommunications sectors was a leading detractor from relative performance.

Leading individual contributors to relative performance included the Fund’s underweight positions in Adobe Inc., PayPal Holdings Inc. and Intel Corp. Shares of Adobe, a digital marketing and media provider not held in the Fund, fell after the company issued a weaker-than-expected forecast in December 2021. Shares of PayPal Holdings, a digital payments platform provider, fell after the company issued a lower-than-expected earnings forecast for the third quarter of 2021 and amid general weakness in financial technology stocks. Shares of Intel, a semiconductor manufacturer, fell after the company issued a weaker-than-expected earnings forecast with its third quarter 2021 results.

Leading individual detractors from relative performance included the Fund’s underweight position in Pfizer Inc. and its overweight positions in Zimmer Biomet Holdings Inc. and Texas Instruments Inc. Shares of Pfizer, a pharmaceutical manufacturer, rose amid a resurgence in the pandemic in late 2021 and U.S. Food and Drug Administration approval for the company’s COVID-19 pill. Shares of Zimmer Biomet Holdings, a medical device manufacturer, fell amid investor expectations that the resurgence of the pandemic in late 2021 may reduce demand for elective surgeries. Shares of Texas Instruments, a semiconductor manufacturer, fell after the company reported lower-than-expected revenue for the third quarter of 2021.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers attempted to construct the portfolio so that stock selection was the principal source of poten-

tial excess return. The Fund’s portfolio managers sought investment opportunities in companies that they believed were attractive based on valuation and strong fundamentals.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF DECEMBER 31, 2021		PERCENT OF TOTAL INVESTMENTS

1.	Microsoft Corp.	7.1%
2.	Apple, Inc.	6.9
3.	Amazon.com, Inc.	4.0
4.	Alphabet, Inc., Class A	2.7
5.	Alphabet, Inc., Class C	2.1
6.	Tesla, Inc.	2.1
7.	Meta Platforms, Inc., Class A	2.0
8.	NVIDIA Corp.	1.6
9.	UnitedHealth Group, Inc.	1.4
10.	Mastercard, Inc., Class A	1.4

PORTFOLIO COMPOSITION BY SECTOR AS OF DECEMBER 31, 2021	PERCENT OF TOTAL INVESTMENTS

Information Technology	28.6%
Consumer Discretionary	13.8
Health Care	13.2
Financials	10.5
Communication Services	9.9
Industrials	8.2
Consumer Staples	4.5
Energy	2.7
Real Estate	2.6
Utilities	2.5
Materials	2.3
Short-Term Investments	1.2

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	29

JPMorgan U.S. Research Enhanced Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	September 28, 2001
With Sales Charge**		6.09%	23.34%	17.30%	15.56%
Without Sales Charge		11.97	30.16	18.58	16.19
CLASS I SHARES	September 10, 2001	12.11	30.52	18.88	16.48
CLASS R6 SHARES	March 24, 2003	12.15	30.63	18.99	16.68

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.

TEN YEAR PERFORMANCE (12/31/11 TO 12/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan U.S. Research Enhanced Equity Fund and the S&P 500 Index from December 31, 2011 to December 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

30	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

JPMorgan U.S. Sustainable Leaders Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	12.13%
S&P 500 Index	11.67%

Net Assets as of 12/31/2021 (In Thousands)	$198,102

INVESTMENT OBJECTIVE**

The JPMorgan U.S. Sustainable Leaders Fund (the “Fund”) seeks to provide long-term capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares outperformed the S&P 500 Index (the “Benchmark”) for the six months ended December 31, 2021. The Fund’s security selection in the industrials and consumer staples sectors was a leading contributor to performance relative to the Benchmark, while the Fund’s security selection in the health care and consumer discretionary sectors was a leading detractor from relative performance.

Leading individual contributors to performance relative to the Benchmark included the Fund’s underweight positions in Amazon.com Inc. and PayPal Holdings Inc., and its overweight position in Costco Wholesale Corp. Shares of Amazon.com, an online retailer and services provider not held in the Fund, fell after the company reported lower-than-expected earnings and revenue for the third quarter of 2021 and issued a lower-than-expected forecast for the fourth quarter of 2021. Shares of PayPal Holdings, a digital payments platform provider not held in the Fund, fell after the company issued a lower-than-expected earnings forecast for the third quarter of 2021 and amid general weakness in financial technology stocks. Shares of Costco Wholesale, a membership retail chain, rose amid consecutive months of sales growth as well as better-than-expected quarterly earnings during the period.

Leading individual detractors from performance relative to the Benchmark included the Fund’s underweight positions in Tesla Inc. and Alphabet Inc. and its overweight position in Mastercard Inc. Shares of Tesla, a producer of electric vehicles and battery systems that was not held in the Fund, rose after the company reported better-than-expected production and deliveries during the period. Shares of Alphabet, parent company of Google Inc., rose amid continued growth in quarterly earnings and investor demand for large technology companies during the period. Shares of Mastercard, a credit card and payments company, fell amid investor concerns that a resurgence in the pandemic in late 2021 would hurt consumer spending.

HOW WAS THE FUND POSITIONED?

During the period, the Fund employed a proprietary scoring methodology to invest in companies that the Fund’s portfolio managers believed have attractive environmental, social and governance characteristics and potential for long-term capital appreciation. The Fund’s positioning during the period was a result of that process.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF DECEMBER 31, 2021		PERCENT OF TOTAL INVESTMENTS

1.	Microsoft Corp.	8.0%
2.	Apple, Inc.	5.0
3.	Alphabet, Inc., Class A	3.2
4.	Mastercard, Inc., Class A	3.2
5.	Bank of America Corp.	2.9
6.	Costco Wholesale Corp.	2.7
7.	Home Depot, Inc. (The)	2.7
8.	Eaton Corp. plc	2.5
9.	Thermo Fisher Scientific, Inc.	2.4
10.	Ingersoll Rand, Inc.	2.2

PORTFOLIO COMPOSITION BY SECTOR AS OF DECEMBER 31, 2021	PERCENT OF TOTAL INVESTMENTS

Information Technology	30.0%
Health Care	15.0
Financials	13.1
Industrials	11.2
Consumer Discretionary	9.8
Communication Services	6.6
Consumer Staples	4.5
Real Estate	4.2
Utilities	2.5
Materials	1.5
Short-Term Investments	1.6

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	31

JPMorgan U.S. Sustainable Leaders Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 19, 2005
With Sales Charge**		6.11%	23.80%	17.10%	15.96%
Without Sales Charge		11.98	30.66	18.37	16.59
CLASS C SHARES	February 19, 2005
With CDSC***		10.70	29.02	17.78	16.13
Without CDSC		11.70	30.02	17.78	16.13
CLASS I SHARES	February 28, 2003	12.13	31.00	18.67	16.88
CLASS R6 SHARES	September 30, 2020	12.17	31.05	18.69	16.89

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/11 TO 12/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan U.S. Sustainable Leaders Fund and the S&P 500 Index from December 31, 2011 to December 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Effective November 1, 2016, the Fund changed its investment strategies. Although past performance is not necessarily an indication of how the Fund will perform in the future, in view of these changes, the Fund’s performance record prior to this date might be less relevant for investors considering whether to purchase shares of the Fund.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

32	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

JPMorgan U.S. Value Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	6.83%
Russell 1000 Value Index	6.93%

Net Assets as of 12/31/2021 (In Thousands)	$2,156,780

INVESTMENT OBJECTIVE**

The JPMorgan U.S. Value Fund (the “Fund”) seeks to provide capital growth over the long term.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class A Shares, without a sales charge, underperformed the Russell 1000 Value Index (the “Benchmark”) for the six months ended December 31, 2021.

The Fund’s security selection in the health care sector and its underweight position in the real estate sector were leading detractors from performance relative to the Benchmark, while the Fund’s underweight position and security selection in the communication services sector and its security selection in the industrials sector were leading contributors to relative performance.

Leading individual detractors from relative performance included the Fund’s overweight positions in Gap Inc., Citigroup Inc. and Medtronic PLC. Shares of Gap, a retailer of brand name apparel, fell after the company reported lower-than-expected earnings and revenue for the third quarter amid supply chain bottlenecks. Shares of Citigroup, a banking and financial services provider, fell amid investor concerns about the potential for a resurgence in the pandemic in late 2021 to fuel increased delinquencies in consumer loan and credit card payments. Shares of Medtronic, a medical technology manufacturer, fell after the company reported lower-than-expected revenue for its fiscal second quarter of 2021 and disclosed it had received a warning letter from the U.S. Food and Drug Administration following the company’s recall of insulin infusion pumps.

Leading individual contributors to relative performance included the Fund’s out-of-Benchmark positions in Microsoft Corp. and Home Depot Inc., and its overweight position in Alphabet Inc. Shares of Microsoft, a software and technology services provider, rose amid investor demand for large technology companies during the period. Shares of Home Depot, a home improvement retail chain, rose after the company reported strong sales growth and better-than-expected earnings and revenue for the third quarter of 2021. Shares of Alphabet, parent company of Google, rose amid investor demand for large technology companies during the period.

HOW WAS THE FUND POSIIONED?

The Fund’s portfolio managers focused on stock selection and aimed to invest in undervalued companies with durable franchises, strong management and the ability to grow their intrinsic value per share. The portfolio managers employed a bottom-up approach to security selection and fundamental research.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF DECEMBER 31, 2021		PERCENT OF TOTAL INVESTMENTS

1.	Wells Fargo & Co.	2.4%
2.	ConocoPhillips	2.4
3.	BlackRock, Inc.	2.3
4.	UnitedHealth Group, Inc.	2.3
5.	Bank of America Corp.	2.1
6.	Berkshire Hathaway, Inc., Class B	2.0
7.	Morgan Stanley	1.9
8.	Bristol-Myers Squibb Co.	1.8
9.	Alphabet, Inc., Class C	1.7
10.	Citigroup, Inc.	1.7

PORTFOLIO COMPOSITION BY SECTOR AS OF DECEMBER 31, 2021	PERCENT OF TOTAL INVESTMENTS

Financials	27.0%
Health Care	15.5
Industrials	12.7
Consumer Discretionary	9.9
Information Technology	8.1
Energy	5.5
Consumer Staples	4.7
Communication Services	4.5
Materials	4.4
Utilities	3.1
Real Estate	1.6
Short-Term Investments	3.0

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	33

JPMorgan U.S. Value Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	September 23, 1987
With Sales Charge**		1.22%	20.19%	11.61%	13.48%
Without Sales Charge		6.83	26.86	12.82	14.09
CLASS C SHARES	January 2, 1998
With CDSC***		5.57	25.24	12.26	13.63
Without CDSC		6.57	26.24	12.26	13.63
CLASS I SHARES	January 25, 1996	6.98	27.20	13.11	14.37
CLASS R2 SHARES	November 2, 2015	6.69	26.56	12.54	13.91
CLASS R3 SHARES	July 31, 2017	6.82	26.85	12.83	14.09
CLASS R4 SHARES	July 31, 2017	6.97	27.20	13.11	14.37
CLASS R5 SHARES	November 2, 2015	7.04	27.39	13.29	14.49
CLASS R6 SHARES	November 2, 2015	7.11	27.50	13.39	14.55

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/11 TO 12/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R2 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares.

Returns for Class R3 Shares prior to their inception date are based on the performance of the Class A Shares. The actual returns of Class R3 Shares would have been similar to those shown because Class R3 Shares have similar expenses to Class A Shares.

Returns for Class R4 Shares prior to their inception date are based on the performance of the Class I Shares. The actual returns of Class R4 Shares would have been similar to those shown because Class R4 Shares have similar expenses to Class I Shares.

Returns for Class R5 and Class R6 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns of Class R5 and Class R6 Shares would have been different than those shown because Class R5 and Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan U.S. Value Fund and the Russell 1000 Value Index from

December 31, 2011 to December 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 1000 Value Index is an unmanaged index, which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.

Class A Shares have a $1,000 minimum initial investment and carry a 5.25% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

34	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.3%

Air Freight & Logistics — 2.1%

FedEx Corp.	12	2,986

Automobiles — 2.4%

Tesla, Inc.*	3	3,525

Banks — 3.1%

Bank of America Corp.	100	4,460

Biotechnology — 4.6%

AbbVie, Inc.	31	4,132

Regeneron Pharmaceuticals, Inc. *	4	2,476

		6,608

Building Products — 1.6%

Trane Technologies plc	11	2,306

Capital Markets — 2.2%

Charles Schwab Corp. (The)	38	3,155

Construction Materials — 1.4%

Martin Marietta Materials, Inc.	5	2,066

Consumer Finance — 2.8%

Capital One Financial Corp.	28	4,014

Containers & Packaging — 2.6%

Packaging Corp. of America	28	3,799

Diversified Financial Services — 3.1%

Berkshire Hathaway, Inc., Class B *	15	4,491

Electric Utilities — 2.0%

Xcel Energy, Inc.	42	2,845

Electronic Equipment, Instruments & Components — 1.8%

Zebra Technologies Corp., Class A *	4	2,582

Equity Real Estate Investment Trusts (REITs) — 4.9%

Public Storage	6	2,305

Weyerhaeuser Co.	117	4,820

		7,125

Health Care Equipment & Supplies — 3.1%

Dexcom, Inc. *	3	1,833

Intuitive Surgical, Inc. *	7	2,678

		4,511

Health Care Providers & Services — 3.0%

UnitedHealth Group, Inc.	9	4,386

Hotels, Restaurants & Leisure — 2.1%

Booking Holdings, Inc. *	1	3,059

Household Products — 2.7%

Procter & Gamble Co. (The)	24	3,966

INVESTMENTS	SHARES (000)	VALUE ($000)

Insurance — 3.3%

Loews Corp.	82	4,736

Interactive Media & Services — 4.8%

Alphabet, Inc., Class C *	2	6,869

Internet & Direct Marketing Retail — 3.6%

Amazon.com, Inc. *	2	5,225

IT Services — 5.0%

Global Payments, Inc.	13	1,802

Mastercard, Inc., Class A	10	3,750

PayPal Holdings, Inc. *	9	1,718

		7,270

Machinery — 3.2%

Deere & Co.	7	2,387

Ingersoll Rand, Inc.	36	2,199

		4,586

Media — 1.7%

Charter Communications, Inc., Class A *	4	2,472

Oil, Gas & Consumable Fuels — 3.8%

ConocoPhillips	40	2,906

Kinder Morgan, Inc.	164	2,598

		5,504

Pharmaceuticals — 2.1%

Bristol-Myers Squibb Co.	49	3,044

Semiconductors & Semiconductor Equipment — 6.4%

Advanced Micro Devices, Inc. *	23	3,266

Lam Research Corp.	4	2,526

QUALCOMM, Inc.	18	3,331

		9,123

Software — 6.0%

Microsoft Corp.	26	8,614

Specialty Retail — 4.0%

AutoZone, Inc. *	2	4,199

Gap, Inc. (The)	92	1,628

		5,827

Technology Hardware, Storage & Peripherals — 6.3%

Apple, Inc.	51	9,044

Wireless Telecommunication Services — 1.6%

T-Mobile US, Inc. *	20	2,281

Total Common Stocks (Cost $84,749)		140,479

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	35

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 2.8%

Investment Companies — 2.8%

JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b) (Cost $3,975)	3,974	3,975

Total Investments — 100.1% (Cost $88,724)		144,454
Liabilities in Excess of Other Assets — (0.1)%		(116)

NET ASSETS — 100.0%		144,338

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2021.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.1%

Aerospace & Defense — 4.9%

General Dynamics Corp.	4,043	842,945

Northrop Grumman Corp.	1,757	680,026

Raytheon Technologies Corp.	11,595	997,831

		2,520,802

Air Freight & Logistics — 1.4%

United Parcel Service, Inc., Class B	3,444	738,287

Banks — 7.4%

Bank of America Corp.	27,292	1,214,212

Citigroup, Inc.	8,841	533,890

PNC Financial Services Group, Inc. (The)	5,335	1,069,698

Truist Financial Corp.	7,966	466,386

US Bancorp	8,478	476,189

		3,760,375

Beverages — 1.8%

Coca-Cola Co. (The)	7,196	426,057

PepsiCo, Inc.	2,753	478,156

		904,213

Biotechnology — 1.7%

AbbVie, Inc.	4,493	608,293

Amgen, Inc.	1,114	250,699

		858,992

Building Products — 0.3%

Trane Technologies plc	849	171,477

Capital Markets — 8.7%

BlackRock, Inc.	1,264	1,156,891

Charles Schwab Corp. (The)	7,082	595,568

CME Group, Inc.	4,409	1,007,360

Morgan Stanley	9,717	953,786

Northern Trust Corp.	1,907	228,073

T. Rowe Price Group, Inc.	2,445	480,874

		4,422,552

Chemicals — 3.2%

Air Products and Chemicals, Inc.	2,538	772,105

PPG Industries, Inc.	4,883	842,097

		1,614,202

Commercial Services & Supplies — 0.6%

Republic Services, Inc.	2,318	323,247

Consumer Finance — 2.4%

American Express Co.	4,836	791,209

Capital One Financial Corp.	2,931	425,249

		1,216,458

INVESTMENTS	SHARES (000)	VALUE ($000)

Diversified Telecommunication Services — 0.8%

Verizon Communications, Inc.	7,991	415,226

Electric Utilities — 2.8%

Entergy Corp.	572	64,442

NextEra Energy, Inc.	9,549	891,523

Xcel Energy, Inc.	7,050	477,293

		1,433,258

Electrical Equipment — 1.5%

Eaton Corp. plc	4,402	760,722

Electronic Equipment, Instruments & Components — 0.5%

Corning, Inc.	7,070	263,226

Equity Real Estate Investment Trusts (REITs) — 2.8%

Alexandria Real Estate Equities, Inc.	1,119	249,389

AvalonBay Communities, Inc.	1,176	297,012

Boston Properties, Inc.	1,505	173,333

Prologis, Inc.	2,799	471,188

Realty Income Corp.	597	42,712

Ventas, Inc.	4,055	207,305

		1,440,939

Food & Staples Retailing — 2.8%

Sysco Corp.	9,809	770,463

Walmart, Inc.	4,595	664,795

		1,435,258

Food Products — 1.2%

Mondelez International, Inc., Class A	8,985	595,827

Health Care Equipment & Supplies — 2.8%

Abbott Laboratories	1,520	213,860

Becton Dickinson and Co.	1,990	500,347

Medtronic plc	6,942	718,151

		1,432,358

Health Care Providers & Services — 6.0%

AmerisourceBergen Corp.	3,070	408,014

Cigna Corp.	1,409	323,622

CVS Health Corp.	8,095	835,051

UnitedHealth Group, Inc.	3,037	1,524,762

		3,091,449

Hotels, Restaurants & Leisure — 1.9%

McDonald’s Corp.	2,520	675,652

Starbucks Corp.	2,621	306,561

		982,213

Household Products — 1.3%

Procter & Gamble Co. (The)	4,145	678,082

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	37

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Insurance — 4.4%

Arthur J Gallagher & Co.	2,339	396,779

Chubb Ltd.	2,899	560,403

Hartford Financial Services Group, Inc. (The)	5,417	374,009

Marsh & McLennan Cos., Inc.	1,121	194,813

MetLife, Inc.	6,768	422,934

Progressive Corp. (The)	3,094	317,632

		2,266,570

IT Services — 2.2%

Accenture plc, Class A	754	312,372

Fidelity National Information Services, Inc.	4,107	448,298

International Business Machines Corp.	2,605	348,124

		1,108,794

Leisure Products — 0.5%

Hasbro, Inc.	2,676	272,313

Machinery — 4.3%

Deere & Co.	1,449	496,845

Dover Corp.	5,271	957,273

Parker-Hannifin Corp.	2,270	722,057

		2,176,175

Media — 2.1%

Comcast Corp., Class A	21,492	1,081,669

Multi-Utilities — 1.2%

CMS Energy Corp.	5,324	346,355

Public Service Enterprise Group, Inc.	3,936	262,637

		608,992

Oil, Gas & Consumable Fuels — 5.7%

Chevron Corp.	6,531	766,411

ConocoPhillips	17,508	1,263,707

EOG Resources, Inc.	7,968	707,798

Valero Energy Corp.	2,185	164,080

		2,901,996

Pharmaceuticals — 6.0%

Bristol-Myers Squibb Co.	16,604	1,035,275

Eli Lilly & Co.	2,055	567,503

Johnson & Johnson	5,441	930,711

Merck & Co., Inc.	2,430	186,218

Pfizer, Inc.	6,240	368,501

		3,088,208

Road & Rail — 1.6%

Norfolk Southern Corp.	2,711	807,075

INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — 3.9%

Analog Devices, Inc.	5,625	988,760

Intel Corp.	1,384	71,298

Texas Instruments, Inc.	4,916	926,520

		1,986,578

Software — 1.5%

Microsoft Corp.	2,266	762,006

Specialty Retail — 4.6%

Advance Auto Parts, Inc.	1,264	303,232

Best Buy Co., Inc.	3,615	367,238

Gap, Inc. (The)	10,701	188,880

Home Depot, Inc. (The)	2,018	837,289

TJX Cos., Inc. (The)	8,472	643,207

		2,339,846

Technology Hardware, Storage & Peripherals — 1.1%

Apple, Inc.	1,335	237,108

Seagate Technology Holdings plc	2,682	303,038

		540,146

Textiles, Apparel & Luxury Goods — 0.4%

VF Corp.	3,065	224,432

Tobacco — 1.8%

Philip Morris International, Inc.	9,572	909,298

Total Common Stocks (Cost $33,181,428)		50,133,261

Short-Term Investments — 2.0%

Investment Companies — 2.0%

JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b) (Cost $1,035,032)	1,034,572	1,034,986

Total Investments — 100.1% (Cost $34,216,460)		51,168,247
Liabilities in Excess of Other Assets — (0.1)%		(57,221)

NET ASSETS — 100.0%		51,111,026

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

JPMorgan Equity Premium Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 82.0%

Aerospace & Defense — 0.4%

Northrop Grumman Corp.	21	8,206

Air Freight & Logistics — 1.3%

United Parcel Service, Inc., Class B	129	27,756

Banks — 1.6%

US Bancorp	398	22,358

Wells Fargo & Co.	240	11,524

		33,882

Beverages — 3.1%

Coca-Cola Co. (The)	468	27,739

Constellation Brands, Inc., Class A	45	11,286

PepsiCo, Inc.	160	27,868

		66,893

Biotechnology — 2.7%

AbbVie, Inc.	225	30,473

Regeneron Pharmaceuticals, Inc. *	20	12,372

Vertex Pharmaceuticals, Inc. *	67	14,696

		57,541

Building Products — 1.4%

Trane Technologies plc	146	29,476

Capital Markets — 2.1%

Intercontinental Exchange, Inc.	145	19,816

S&P Global, Inc.	55	26,094

		45,910

Chemicals — 2.7%

Air Products and Chemicals, Inc.	38	11,650

Corteva, Inc.	272	12,847

Linde plc (United Kingdom)	43	14,769

PPG Industries, Inc.	106	18,354

		57,620

Containers & Packaging — 0.6%

Avery Dennison Corp.	63	13,581

Diversified Financial Services — 0.9%

Berkshire Hathaway, Inc., Class B *	67	20,169

Diversified Telecommunication Services — 1.1%

Verizon Communications, Inc.	449	23,320

Electric Utilities — 4.2%

Alliant Energy Corp.	273	16,802

Duke Energy Corp.	162	16,959

Evergy, Inc.	184	12,609

FirstEnergy Corp.	260	10,818

INVESTMENTS	SHARES (000)	VALUE ($000)

Electric Utilities — continued

NextEra Energy, Inc.	296	27,674

Xcel Energy, Inc.	68	4,629

		89,491

Electrical Equipment — 1.0%

Eaton Corp. plc	124	21,372

Entertainment — 0.4%

Netflix, Inc. *	15	9,250

Equity Real Estate Investment Trusts (REITs) — 3.0%

Camden Property Trust	21	3,745

Equinix, Inc.	17	14,190

Prologis, Inc.	111	18,751

Public Storage	42	15,547

Sun Communities, Inc.	59	12,396

		64,629

Food & Staples Retailing — 1.6%

Costco Wholesale Corp.	31	17,557

Walmart, Inc.	123	17,780

		35,337

Food Products — 2.5%

Hershey Co. (The)	136	26,348

Mondelez International, Inc., Class A	405	26,828

		53,176

Health Care Equipment & Supplies — 1.2%

Abbott Laboratories	63	8,894

Boston Scientific Corp. *	129	5,467

Medtronic plc	105	10,884

		25,245

Health Care Providers & Services — 1.9%

Anthem, Inc.	25	11,587

UnitedHealth Group, Inc.	59	29,700

		41,287

Hotels, Restaurants & Leisure — 0.8%

McDonald’s Corp.	63	16,782

Household Products — 2.4%

Kimberly-Clark Corp.	159	22,733

Procter & Gamble Co. (The)	175	28,604

		51,337

Insurance — 4.0%

Arthur J Gallagher & Co.	144	24,481

Chubb Ltd.	123	23,722

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	39

JPMorgan Equity Premium Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)		VALUE ($000)
Common Stocks — continued

Insurance — continued

Hartford Financial Services Group, Inc. (The)	121		8,358

Progressive Corp. (The)	282		28,962

			85,523

Interactive Media & Services — 1.5%

Alphabet, Inc., Class A *	11		32,655

Internet & Direct Marketing Retail — 1.2%

Amazon.com, Inc. *	8		26,721

IT Services — 6.1%

Accenture plc, Class A	87		35,861

Automatic Data Processing, Inc.	39		9,563

International Business Machines Corp.	105		13,979

Jack Henry & Associates, Inc.	98		16,323

Kyndryl Holdings, Inc. *	—	(a)	—	(a)

Mastercard, Inc., Class A	80		28,805

Visa, Inc., Class A	111		24,042

			128,573

Life Sciences Tools & Services — 1.5%

Thermo Fisher Scientific, Inc.	47		31,669

Machinery — 2.8%

Deere & Co.	61		20,988

Otis Worldwide Corp.	160		13,902

Stanley Black & Decker, Inc.	130		24,443

			59,333

Media — 1.9%

Charter Communications, Inc., Class A *	20		13,339

Comcast Corp., Class A	563		28,358

			41,697

Multiline Retail — 1.3%

Target Corp.	122		28,212

Multi-Utilities — 2.9%

CenterPoint Energy, Inc.	501		13,975

DTE Energy Co.	274		32,749

WEC Energy Group, Inc.	163		15,815

			62,539

Oil, Gas & Consumable Fuels — 0.7%

TC Energy Corp. (Canada)	313		14,583

Personal Products — 0.1%

Estee Lauder Cos., Inc. (The), Class A	8		2,886

Pharmaceuticals — 4.7%

Bristol-Myers Squibb Co.	440		27,449

INVESTMENTS	SHARES (000)	VALUE ($000)

Pharmaceuticals — continued

Eli Lilly & Co.	118	32,532

Johnson & Johnson	122	20,808

Merck & Co., Inc.	236	18,097

		98,886

Professional Services — 0.5%

Booz Allen Hamilton Holding Corp.	132	11,224

Road & Rail — 4.3%

Norfolk Southern Corp.	99	29,414

Old Dominion Freight Line, Inc.	95	34,188

Union Pacific Corp.	107	27,004

		90,606

Semiconductors & Semiconductor Equipment — 1.7%

Analog Devices, Inc.	59	10,434

Texas Instruments, Inc.	138	25,964

		36,398

Software — 3.1%

Intuit, Inc.	50	32,211

Microsoft Corp.	101	33,914

		66,125

Specialty Retail — 3.1%

Best Buy Co., Inc.	72	7,299

Lowe’s Cos., Inc.	118	30,448

O’Reilly Automotive, Inc. *	41	29,198

		66,945

Technology Hardware, Storage & Peripherals — 1.0%

Apple, Inc.	61	10,795

Seagate Technology Holdings plc	89	10,109

		20,904

Textiles, Apparel & Luxury Goods — 1.0%

NIKE, Inc., Class B	128	21,261

Tobacco — 0.8%

Altria Group, Inc.	172	8,134

Philip Morris International, Inc.	102	9,685

		17,819

Wireless Telecommunication Services — 0.9%

T-Mobile US, Inc.*	168	19,502

Total Common Stocks (Cost $1,560,416)		1,756,321

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Equity-Linked Notes — 16.1%

Bank of Montreal, ELN, 47.00%, 1/18/2022, (linked to S&P 500 Index) (Canada) (b)	8	36,358

Barclays Bank plc, ELN, 48.30%, 1/14/2022, (linked to S&P 500 Index) (United Kingdom) (c)	8	37,193

BNP Paribas, ELN, 48.00%, 1/21/2022, (linked to S&P 500 Index) (b)	6	29,383

Credit Suisse AG, ELN, 42.00%, 2/4/2022, (linked to S&P 500 Index) (Switzerland) (b)	8	40,382

GS Finance Corp., ELN, 50.02%, 1/31/2022, (linked to S&P 500 Index) (b)	7	32,965

GS Finance Corp., ELN, 60.43%, 1/28/2022, (linked to S&P 500 Index) (b)	7	32,427

Royal Bank of Canada, ELN, 40.85%, 1/24/2022, (linked to S&P 500 Index) (Canada) (b)	6	30,193

Royal Bank of Canada, ELN, 55.31%, 1/7/2022, (linked to S&P 500 Index) (Canada) (b)	7	31,562

UBS AG, ELN, 40.24%, 2/7/2022, (linked to S&P 500 Index) (Switzerland) (b)	9	43,256

UBS AG, ELN, 62.75%, 1/10/2022, (linked to S&P 500 Index) (Switzerland) (b)	8	30,743

Total Equity-Linked Notes (Cost $348,978)		344,462

	SHARES (000)	VALUE ($000)
Short-Term Investments — 0.3%

Investment Companies — 0.3%

JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (d) (e) (Cost $7,184)	7,181	7,184

Total Investments — 98.4% (Cost $1,916,578)		2,107,967
Other Assets Less Liabilities — 1.6%		33,978

NET ASSETS — 100.0%		2,141,945

Percentages indicated are based on net assets.

Abbreviations

ELN	Equity-Linked Note

(a)	Amount rounds to less than one thousand.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of December 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of December 31, 2021 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	73	03/2022	USD	17,368	15

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	41

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.1%

Aerospace & Defense — 0.8%

Northrop Grumman Corp.	167	64,453

Raytheon Technologies Corp.	1,042	89,703

		154,156

Air Freight & Logistics — 1.1%

FedEx Corp.	253	65,480

United Parcel Service, Inc., Class B	681	145,874

		211,354

Airlines — 0.2%

Southwest Airlines Co. *	933	39,983

Auto Components — 0.3%

Aptiv plc *	117	19,356

Magna International, Inc. (Canada)	421	34,064

		53,420

Automobiles — 2.3%

General Motors Co. *	755	44,253

Rivian Automotive, Inc., Class A *	150	15,588

Tesla, Inc. * (a)	375	396,346

		456,187

Banks — 3.7%

Bank of America Corp. (a)	2,238	99,586

Citigroup, Inc.	1,781	107,565

Fifth Third Bancorp	1,041	45,340

Regions Financial Corp.	2,520	54,936

SVB Financial Group *	47	31,715

Truist Financial Corp.	1,172	68,614

US Bancorp	2,066	116,027

Wells Fargo & Co. (a)	4,250	203,921

		727,704

Beverages — 1.2%

Coca-Cola Co. (The) (a)	2,870	169,938

Constellation Brands, Inc., Class A	272	68,275

		238,213

Biotechnology — 2.3%

AbbVie, Inc. (a)	1,639	221,873

Biogen, Inc. * (a)	149	35,711

BioMarin Pharmaceutical, Inc. *	111	9,816

Moderna, Inc. *	71	17,982

Neurocrine Biosciences, Inc. *	113	9,616

Regeneron Pharmaceuticals, Inc. *	129	81,399

Vertex Pharmaceuticals, Inc. *	339	74,529

		450,926

INVESTMENTS	SHARES (000)	VALUE ($000)

Building Products — 1.2%

Johnson Controls International plc	729	59,314

Masco Corp.	600	42,156

Trane Technologies plc	635	128,258

		229,728

Capital Markets — 3.2%

Goldman Sachs Group, Inc. (The)	260	99,372

Intercontinental Exchange, Inc.	438	59,923

Morgan Stanley	906	88,897

S&P Global, Inc.	350	165,131

State Street Corp.	1,187	110,420

T. Rowe Price Group, Inc.	492	96,786

		620,529

Chemicals — 1.9%

Air Products and Chemicals, Inc.	93	28,390

Celanese Corp.	163	27,379

DuPont de Nemours, Inc.	719	58,109

Eastman Chemical Co.	753	91,093

Linde plc (United Kingdom)	176	60,982

PPG Industries, Inc.	576	99,304

		365,257

Commercial Services & Supplies — 0.1%

Cintas Corp. (a)	49	21,675

Communications Equipment — 0.1%

Motorola Solutions, Inc.	67	18,184

Consumer Finance — 0.3%

Capital One Financial Corp.	397	57,632

Containers & Packaging — 0.3%

Avery Dennison Corp.	157	34,023

Westrock Co.	495	21,975

		55,998

Diversified Financial Services — 1.4%

Berkshire Hathaway, Inc., Class B * (a)	854	255,357

Voya Financial, Inc.	231	15,303

		270,660

Diversified Telecommunication Services — 0.3%

Verizon Communications, Inc. (a)	1,119	58,124

Electric Utilities — 1.9%

Edison International	534	36,473

Evergy, Inc.	658	45,130

Exelon Corp.	667	38,549

FirstEnergy Corp.	1,639	68,149

NextEra Energy, Inc. (a)	1,888	176,231

		364,532

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Electrical Equipment — 0.6%

Eaton Corp. plc	671	115,950

Entertainment — 0.9%

Netflix, Inc. * (a)	239	143,915

Walt Disney Co. (The) *	231	35,807

		179,722

Equity Real Estate Investment Trusts (REITs) — 2.5%

Camden Property Trust	331	59,131

Equinix, Inc.	72	60,494

Equity LifeStyle Properties, Inc.	442	38,741

Host Hotels & Resorts, Inc. *	911	15,848

Kimco Realty Corp.	1,229	30,285

Prologis, Inc.	861	144,890

SBA Communications Corp.	93	36,023

Sun Communities, Inc.	237	49,838

UDR, Inc.	137	8,208

Ventas, Inc.	947	48,392

		491,850

Food Products — 0.5%

Mondelez International, Inc., Class A (a)	1,449	96,072

Health Care Equipment & Supplies — 2.7%

Abbott Laboratories	934	131,406

ABIOMED, Inc. *	21	7,483

Baxter International, Inc.	284	24,336

Becton Dickinson and Co.	202	50,839

Boston Scientific Corp. * (a)	1,637	69,528

Dexcom, Inc. *	44	23,495

Intuitive Surgical, Inc. *	94	33,719

Medtronic plc (a)	1,174	121,452

Zimmer Biomet Holdings, Inc. (a)	572	72,692

		534,950

Health Care Providers & Services — 2.8%

Anthem, Inc. (a)	288	133,580

Centene Corp. *	1,005	82,792

Humana, Inc.	83	38,500

McKesson Corp.	94	23,241

UnitedHealth Group, Inc. (a)	549	275,671

		553,784

Hotels, Restaurants & Leisure — 1.7%

Booking Holdings, Inc. * (a)	32	76,456

Hilton Worldwide Holdings, Inc. *	354	55,200

McDonald’s Corp.	685	183,656

Royal Caribbean Cruises Ltd. *	102	7,839

		323,151

INVESTMENTS	SHARES (000)	VALUE ($000)

Household Durables — 0.6%

DR Horton, Inc.	65	7,049

Lennar Corp., Class A	766	89,016

Toll Brothers, Inc.	368	26,618

		122,683

Household Products — 1.5%

Kimberly-Clark Corp.	419	59,825

Procter & Gamble Co. (The) (a)	1,430	233,913

		293,738

Industrial Conglomerates — 0.3%

Honeywell International, Inc. (a)	323	67,244

Insurance — 1.8%

Chubb Ltd.	467	90,199

Hartford Financial Services Group, Inc. (The)	1,123	77,555

Progressive Corp. (The)	1,250	128,353

Prudential Financial, Inc.	357	38,695

Travelers Cos., Inc. (The)	116	18,178

		352,980

Interactive Media & Services — 6.8%

Alphabet, Inc., Class A * (a)	181	525,775

Alphabet, Inc., Class C * (a)	138	400,444

Meta Platforms, Inc., Class A * (a)	1,139	382,989

ZoomInfo Technologies, Inc., Class A *	457	29,320

		1,338,528

Internet & Direct Marketing Retail — 3.9%

Amazon.com, Inc. * (a)	228	759,016

IT Services — 4.6%

Accenture plc, Class A	532	220,386

FleetCor Technologies, Inc. *	211	47,170

International Business Machines Corp.	704	94,099

Mastercard, Inc., Class A (a)	747	268,337

PayPal Holdings, Inc. *	200	37,774

Shopify, Inc., Class A (Canada) *	19	25,757

Visa, Inc., Class A (a)	977	211,742

		905,265

Life Sciences Tools & Services — 1.7%

Danaher Corp.	183	60,140

Illumina, Inc. *	68	25,874

PerkinElmer, Inc.	72	14,436

Thermo Fisher Scientific, Inc. (a)	337	224,965

		325,415

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	43

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Machinery — 2.4%

Deere & Co.	456	156,409

Ingersoll Rand, Inc.	524	32,432

Otis Worldwide Corp.	1,160	101,019

Parker-Hannifin Corp.	219	69,517

Stanley Black & Decker, Inc.	559	105,404

		464,781

Media — 1.1%

Charter Communications, Inc., Class A * (a)	104	67,924

Comcast Corp., Class A (a)	2,749	138,355

Fox Corp., Class A	109	4,024

		210,303

Metals & Mining — 0.1%

Freeport-McMoRan, Inc.	577	24,097

Multiline Retail — 0.6%

Dollar General Corp.	70	16,625

Dollar Tree, Inc. *	156	21,973

Target Corp.	375	86,729

		125,327

Multi-Utilities — 0.6%

CenterPoint Energy, Inc.	2,668	74,464

DTE Energy Co.	316	37,799

		112,263

Oil, Gas & Consumable Fuels — 2.6%

Cheniere Energy, Inc.	223	22,637

Chevron Corp. (a)	974	114,309

ConocoPhillips	1,923	138,779

Coterra Energy, Inc.	222	4,211

Diamondback Energy, Inc.	726	78,331

EOG Resources, Inc. (a)	516	45,797

Phillips 66	102	7,402

Pioneer Natural Resources Co. (a)	481	87,485

Williams Cos., Inc. (The)	549	14,284

		513,235

Personal Products — 0.3%

Estee Lauder Cos., Inc. (The), Class A	184	68,012

Pharmaceuticals — 3.4%

Bristol-Myers Squibb Co. (a)	2,501	155,929

Eli Lilly & Co. (a)	666	184,012

Johnson & Johnson (a)	1,109	189,691

Merck & Co., Inc.	949	72,764

Pfizer, Inc.	1,055	62,312

		664,708

INVESTMENTS	SHARES (000)	VALUE ($000)

Professional Services — 0.4%

Booz Allen Hamilton Holding Corp.	258	21,843

Leidos Holdings, Inc.	543	48,246

		70,089

Road & Rail — 1.0%

Lyft, Inc., Class A *	502	21,444

Norfolk Southern Corp. (a)	354	105,503

Union Pacific Corp.	276	69,538

		196,485

Semiconductors & Semiconductor Equipment — 6.9%

Advanced Micro Devices, Inc. * (a)	1,103	158,744

Analog Devices, Inc.	712	125,134

Applied Materials, Inc.	925	145,485

Intel Corp.	279	14,393

KLA Corp.	70	30,237

Lam Research Corp.	228	163,766

Microchip Technology, Inc.	446	38,809

Micron Technology, Inc.	208	19,348

NVIDIA Corp. (a)	1,057	310,777

NXP Semiconductors NV (China)	499	113,726

QUALCOMM, Inc.	331	60,507

Texas Instruments, Inc. (a)	932	175,653

		1,356,579

Software — 9.2%

Ceridian HCM Holding, Inc. *	84	8,816

Fortinet, Inc. *	66	23,816

Intuit, Inc. (a)	285	183,614

Microsoft Corp. (a)	4,063	1,366,592

Oracle Corp.	774	67,509

salesforce.com, Inc. * (a)	281	71,419

Workday, Inc., Class A *	237	64,725

		1,786,491

Specialty Retail — 3.4%

AutoZone, Inc. * (a)	17	36,085

Best Buy Co., Inc. (a)	695	70,607

Home Depot, Inc. (The) (a)	338	140,460

Lowe’s Cos., Inc. (a)	819	211,751

O’Reilly Automotive, Inc. *	190	134,102

TJX Cos., Inc. (The)(a)	994	75,434

		668,439

Technology Hardware, Storage & Peripherals — 7.3%

Apple, Inc. (a)	7,459	1,324,540

Seagate Technology Holdings plc	897	101,378

		1,425,918

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Textiles, Apparel & Luxury Goods — 0.8%

NIKE, Inc., Class B	885	147,477

Tobacco — 0.9%

Altria Group, Inc. (a)	1,709	80,967

Philip Morris International, Inc.	1,021	96,977

		177,944

Wireless Telecommunication Services — 0.6%

T-Mobile US, Inc. *	931	107,955

Total Common Stocks (Cost $11,725,472)		18,974,713

	NO. OF CONTRACTS
Options Purchased — 1.8%

Put Options Purchased — 1.8%

Index Funds — 1.8%

S&P 500 Index 3/31/2022 at USD 4,510.00, European Style Notional Amount: USD 19,411,698 Counterparty: Exchange-Traded * (Cost $347,125)	40,728	354,537

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 6.6%

Investment Companies — 6.6%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (b) (c) (Cost $1,296,982)	1,296,982	1,296,982

Total Investments — 105.5% (Cost $13,369,579)		20,626,232
Liabilities in Excess of Other Assets — (5.5)%		(1,070,424)

NET ASSETS — 100.0%		19,555,808

Percentages indicated are based on net assets.

Abbreviations

USD	United States Dollar

(a)	All or a portion of the security is segregated for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of December 31, 2021 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	2,188	03/2022	USD	520,553	5,808

Abbreviations

USD	United States Dollar

Written Call Options Contracts as of December 31, 2021 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	40,728	USD 19,411,698	USD 4,920.00	3/31/2022	(254,958)

Written Put Options Contracts as of December 31, 2021 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	40,728	USD 19,411,698	USD 3,810.00	3/31/2022	(89,805)

Total Written Options Contracts (Premiums Received $342,970)						(344,763)

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	45

JPMorgan Hedged Equity 2 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 100.5%

Aerospace & Defense — 0.8%

Northrop Grumman Corp.	35	13,479

Raytheon Technologies Corp.	216	18,570

		32,049

Air Freight & Logistics — 1.1%

FedEx Corp.	52	13,467

United Parcel Service, Inc., Class B	140	29,932

		43,399

Airlines — 0.2%

Southwest Airlines Co. *	196	8,414

Auto Components — 0.3%

Aptiv plc *	24	3,985

Magna International, Inc. (Canada)	89	7,192

		11,177

Automobiles — 2.4%

General Motors Co. *	158	9,291

Rivian Automotive, Inc., Class A *	32	3,293

Tesla, Inc. * (a)	77	81,717

		94,301

Banks — 3.9%

Bank of America Corp.	459	20,440

Citigroup, Inc.	365	22,027

Fifth Third Bancorp	216	9,388

Regions Financial Corp.	523	11,409

SVB Financial Group *	10	6,655

Truist Financial Corp.	242	14,140

US Bancorp	425	23,871

Wells Fargo & Co.	879	42,175

		150,105

Beverages — 1.3%

Coca-Cola Co. (The)	595	35,250

Constellation Brands, Inc., Class A	57	14,263

		49,513

Biotechnology — 2.4%

AbbVie, Inc.	338	45,755

Biogen, Inc. *	31	7,325

BioMarin Pharmaceutical, Inc. *	22	1,943

Moderna, Inc. *	14	3,636

Neurocrine Biosciences, Inc. *	23	1,993

Regeneron Pharmaceuticals, Inc. *	27	16,928

Vertex Pharmaceuticals, Inc. *	71	15,510

		93,090

INVESTMENTS	SHARES (000)	VALUE ($000)

Building Products — 1.2%

Johnson Controls International plc	151	12,272

Masco Corp.	124	8,674

Trane Technologies plc	130	26,357

		47,303

Capital Markets — 3.3%

Goldman Sachs Group, Inc. (The)	54	20,702

Intercontinental Exchange, Inc.	89	12,182

Morgan Stanley	188	18,426

S&P Global, Inc.	72	34,116

State Street Corp.	244	22,678

T. Rowe Price Group, Inc.	102	20,019

		128,123

Chemicals — 1.9%

Air Products and Chemicals, Inc.	19	5,893

Celanese Corp.	33	5,553

DuPont de Nemours, Inc.	147	11,858

Eastman Chemical Co.	154	18,632

Linde plc (United Kingdom)	37	12,656

PPG Industries, Inc.	120	20,651

		75,243

Commercial Services & Supplies — 0.1%

Cintas Corp.	10	4,320

Communications Equipment — 0.1%

Motorola Solutions, Inc.	14	3,928

Consumer Finance — 0.3%

Capital One Financial Corp.	81	11,789

Containers & Packaging — 0.3%

Avery Dennison Corp.	33	7,080

Westrock Co.	98	4,345

		11,425

Diversified Financial Services — 1.4%

Berkshire Hathaway, Inc., Class B *	176	52,758

Voya Financial, Inc.	47	3,147

		55,905

Diversified Telecommunication Services — 0.3%

Verizon Communications, Inc.	233	12,131

Electric Utilities — 1.9%

Edison International	109	7,471

Evergy, Inc.	138	9,478

Exelon Corp.	139	8,041

FirstEnergy Corp.	335	13,939

NextEra Energy, Inc.	390	36,417

		75,346

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Electrical Equipment — 0.6%

Eaton Corp. plc	138	23,812

Entertainment — 1.0%

Netflix, Inc. *	49	29,571

Walt Disney Co. (The) *	48	7,493

		37,064

Equity Real Estate Investment Trusts (REITs) — 2.6%

Camden Property Trust	69	12,294

Equinix, Inc.	15	12,676

Equity LifeStyle Properties, Inc.	90	7,903

Host Hotels & Resorts, Inc. *	180	3,138

Kimco Realty Corp.	260	6,413

Prologis, Inc.	179	30,090

SBA Communications Corp.	19	7,571

Sun Communities, Inc.	49	10,231

UDR, Inc.	26	1,582

Ventas, Inc.	195	9,946

		101,844

Food Products — 0.5%

Mondelez International, Inc., Class A	297	19,698

Health Care Equipment & Supplies — 2.8%

Abbott Laboratories	193	27,120

ABIOMED, Inc. *	4	1,566

Baxter International, Inc.	59	5,047

Becton Dickinson and Co.	42	10,592

Boston Scientific Corp. *	338	14,357

Dexcom, Inc. *	9	4,746

Intuitive Surgical, Inc. *	19	6,982

Medtronic plc	243	25,115

Zimmer Biomet Holdings, Inc.	117	14,845

		110,370

Health Care Providers & Services — 2.9%

Anthem, Inc.	60	27,750

Centene Corp. *	206	16,975

Humana, Inc.	17	7,800

McKesson Corp.	19	4,734

UnitedHealth Group, Inc.	113	56,787

		114,046

Hotels, Restaurants & Leisure — 1.7%

Booking Holdings, Inc. *	7	15,869

Hilton Worldwide Holdings, Inc. *	74	11,481

McDonald’s Corp.	141	37,795

Royal Caribbean Cruises Ltd. *	20	1,551

		66,696

INVESTMENTS	SHARES (000)	VALUE ($000)

Household Durables — 0.7%

DR Horton, Inc.	15	1,579

Lennar Corp., Class A	160	18,542

Toll Brothers, Inc.	76	5,526

		25,647

Household Products — 1.6%

Kimberly-Clark Corp.	87	12,384

Procter & Gamble Co. (The)	295	48,322

		60,706

Industrial Conglomerates — 0.4%

Honeywell International, Inc.	67	13,867

Insurance — 1.9%

Chubb Ltd.	95	18,433

Hartford Financial Services Group, Inc. (The)	232	16,044

Progressive Corp. (The)	258	26,474

Prudential Financial, Inc.	72	7,826

Travelers Cos., Inc. (The)	25	3,916

		72,693

Interactive Media & Services — 7.1%

Alphabet, Inc., Class A * (a)	38	108,662

Alphabet, Inc., Class C * (a)	29	82,554

Meta Platforms, Inc., Class A *	235	78,896

ZoomInfo Technologies, Inc., Class A *	92	5,888

		276,000

Internet & Direct Marketing Retail — 4.0%

Amazon.com, Inc. * (a)	47	156,577

IT Services — 4.8%

Accenture plc, Class A	110	45,645

FleetCor Technologies, Inc. *	44	9,772

International Business Machines Corp.	145	19,367

Mastercard, Inc., Class A	154	55,295

PayPal Holdings, Inc. *	42	7,829

Shopify, Inc., Class A (Canada) *	4	5,463

Visa, Inc., Class A	202	43,869

		187,240

Life Sciences Tools & Services — 1.7%

Danaher Corp.	37	12,315

Illumina, Inc. *	14	5,161

PerkinElmer, Inc.	14	2,810

Thermo Fisher Scientific, Inc.	70	46,450

		66,736

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	47

JPMorgan Hedged Equity 2 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Machinery — 2.5%

Deere & Co.	95	32,462

Ingersoll Rand, Inc.	109	6,755

Otis Worldwide Corp.	241	20,959

Parker-Hannifin Corp.	45	14,174

Stanley Black & Decker, Inc.	116	21,851

		96,201

Media — 1.1%

Charter Communications, Inc., Class A *	22	14,102

Comcast Corp., Class A	569	28,637

Fox Corp., Class A	21	785

		43,524

Metals & Mining — 0.1%

Freeport-McMoRan, Inc.	122	5,096

Multiline Retail — 0.7%

Dollar General Corp.	15	3,583

Dollar Tree, Inc. *	31	4,344

Target Corp.	78	18,019

		25,946

Multi-Utilities — 0.6%

CenterPoint Energy, Inc.	550	15,357

DTE Energy Co.	66	7,897

		23,254

Oil, Gas & Consumable Fuels — 2.7%

Cheniere Energy, Inc.	46	4,639

Chevron Corp.	201	23,539

ConocoPhillips	395	28,494

Coterra Energy, Inc.	39	749

Diamondback Energy, Inc.	149	16,039

EOG Resources, Inc.	105	9,356

Phillips 66	22	1,569

Pioneer Natural Resources Co.	99	17,973

Williams Cos., Inc. (The)	106	2,760

		105,118

Personal Products — 0.4%

Estee Lauder Cos., Inc. (The), Class A	38	14,200

Pharmaceuticals — 3.5%

Bristol-Myers Squibb Co.	519	32,366

Eli Lilly & Co.	137	37,947

Johnson & Johnson	230	39,322

Merck & Co., Inc.	195	14,924

Pfizer, Inc.	219	12,940

		137,499

INVESTMENTS	SHARES (000)	VALUE ($000)

Professional Services — 0.4%

Booz Allen Hamilton Holding Corp.	51	4,318

Leidos Holdings, Inc.	112	9,918

		14,236

Road & Rail — 1.0%

Lyft, Inc., Class A *	100	4,286

Norfolk Southern Corp.	73	21,832

Union Pacific Corp.	57	14,246

		40,364

Semiconductors & Semiconductor Equipment — 7.2%

Advanced Micro Devices, Inc. *	229	32,914

Analog Devices, Inc.	146	25,668

Applied Materials, Inc.	191	30,066

Intel Corp.	61	3,134

KLA Corp.	15	6,237

Lam Research Corp.	47	33,947

Microchip Technology, Inc.	94	8,170

Micron Technology, Inc.	41	3,819

NVIDIA Corp.	218	64,171

NXP Semiconductors NV (China)	103	23,378

QUALCOMM, Inc.	68	12,393

Texas Instruments, Inc.	192	36,222

		280,119

Software — 9.4%

Ceridian HCM Holding, Inc. *	19	1,958

Fortinet, Inc. *	14	5,024

Intuit, Inc.	59	37,966

Microsoft Corp. (a)	838	281,953

Oracle Corp.	161	14,035

salesforce.com, Inc. *	57	14,566

Workday, Inc., Class A *	49	13,282

		368,784

Specialty Retail — 3.5%

AutoZone, Inc. *	4	7,465

Best Buy Co., Inc.	145	14,697

Home Depot, Inc. (The)	70	29,078

Lowe’s Cos., Inc.	168	43,529

O’Reilly Automotive, Inc. *	39	27,528

TJX Cos., Inc. (The)	204	15,472

		137,769

Technology Hardware, Storage & Peripherals — 7.6%

Apple, Inc. (a)	1,539	273,241

Seagate Technology Holdings plc	185	20,920

		294,161

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Textiles, Apparel & Luxury Goods — 0.8%

NIKE, Inc., Class B	182	30,373

Tobacco — 0.9%

Altria Group, Inc.	349	16,558

Philip Morris International, Inc.	209	19,862

		36,420

Wireless Telecommunication Services — 0.6%

T-Mobile US, Inc. *	191	22,159

Total Common Stocks (Cost $3,577,277)		3,915,780

	NO. OF CONTRACTS
Options Purchased — 0.3%

Put Options Purchased — 0.3%

Index Funds — 0.3%

S&P 500 Index 1/31/2022 at USD 4,360.00, European Style Notional Amount: USD 3,946,874 Counterparty: Exchange-Traded * (Cost $64,016)	8,281	10,351

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 3.7%

Investment Companies — 3.7%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c) (Cost $143,550)	143,550	143,550

Total Investments — 104.5% (Cost $3,784,843)		4,069,681
Liabilities in Excess of Other Assets — (4.5)%		(176,453)

NET ASSETS — 100.0%		3,893,228

Percentages indicated are based on net assets.

Abbreviations

USD	United States Dollar

(a)	All or a portion of the security is segregated for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of December 31, 2021 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	131	03/2022	USD	31,167	698

Abbreviations

USD	United States Dollar

Written Call Options Contracts as of December 31, 2021 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	8,281	USD 3,946,873	USD 4,755.00	1/31/2022	(64,012)

Written Put Options Contracts as of December 31, 2021 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	8,281	USD 3,946,874	USD 3,675.00	1/31/2022	(2,195)

Total Written Options Contracts (Premiums Received $65,775)						(66,207)

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	49

JPMorgan Hedged Equity 3 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 100.8%

Aerospace & Defense — 0.8%

Northrop Grumman Corp.	21	8,024

Raytheon Technologies Corp.	128	11,046

		19,070

Air Freight & Logistics — 1.1%

FedEx Corp.	31	8,056

United Parcel Service, Inc., Class B	84	18,060

		26,116

Airlines — 0.2%

Southwest Airlines Co. *	117	4,998

Auto Components — 0.3%

Aptiv plc *	14	2,383

Magna International, Inc. (Canada)	53	4,287

		6,670

Automobiles — 2.4%

General Motors Co. *	95	5,547

Rivian Automotive, Inc., Class A *	18	1,894

Tesla, Inc.* (a)	46	48,810

		56,251

Banks — 3.9%

Bank of America Corp.	273	12,159

Citigroup, Inc.	221	13,340

Fifth Third Bancorp	129	5,608

Regions Financial Corp.	312	6,797

SVB Financial Group *	6	3,977

Truist Financial Corp.	144	8,436

US Bancorp	253	14,184

Wells Fargo & Co.	524	25,141

		89,642

Beverages — 1.3%

Coca-Cola Co. (The)	355	21,026

Constellation Brands, Inc., Class A	34	8,524

		29,550

Biotechnology — 2.4%

AbbVie, Inc.	201	27,219

Biogen, Inc. *	18	4,299

BioMarin Pharmaceutical, Inc. *	13	1,160

Moderna, Inc. *	9	2,224

Neurocrine Biosciences, Inc. *	14	1,181

Regeneron Pharmaceuticals, Inc. *	16	9,992

Vertex Pharmaceuticals, Inc. *	41	9,066

		55,141

INVESTMENTS	SHARES (000)	VALUE ($000)

Building Products — 1.2%

Johnson Controls International plc	91	7,366

Masco Corp.	74	5,217

Trane Technologies plc	78	15,783

		28,366

Capital Markets — 3.3%

Goldman Sachs Group, Inc. (The)	32	12,288

Intercontinental Exchange, Inc.	55	7,471

Morgan Stanley	110	10,841

S&P Global, Inc.	43	20,301

State Street Corp.	145	13,524

T. Rowe Price Group, Inc.	60	11,815

		76,240

Chemicals — 1.9%

Air Products and Chemicals, Inc.	12	3,527

Celanese Corp.	20	3,340

DuPont de Nemours, Inc.	88	7,077

Eastman Chemical Co.	92	11,144

Linde plc (United Kingdom)	22	7,575

PPG Industries, Inc.	71	12,305

		44,968

Commercial Services & Supplies — 0.1%

Cintas Corp.	6	2,579

Communications Equipment — 0.1%

Motorola Solutions, Inc.	8	2,129

Consumer Finance — 0.3%

Capital One Financial Corp.	48	6,994

Containers & Packaging — 0.3%

Avery Dennison Corp.	20	4,264

Westrock Co.	58	2,594

		6,858

Diversified Financial Services — 1.4%

Berkshire Hathaway, Inc., Class B *	106	31,555

Voya Financial, Inc.	28	1,866

		33,421

Diversified Telecommunication Services — 0.3%

Verizon Communications, Inc.	138	7,178

Electric Utilities — 1.9%

Edison International	65	4,467

Evergy, Inc.	83	5,660

Exelon Corp.	80	4,636

FirstEnergy Corp.	201	8,343

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Electric Utilities — continued

NextEra Energy, Inc.	233	21,722

		44,828

Electrical Equipment — 0.6%

Eaton Corp. plc	82	14,229

Entertainment — 1.0%

Netflix, Inc. *	29	17,612

Walt Disney Co. (The) *	29	4,455

		22,067

Equity Real Estate Investment Trusts (REITs) — 2.6%

Camden Property Trust	41	7,361

Equinix, Inc.	9	7,350

Equity LifeStyle Properties, Inc.	54	4,749

Host Hotels & Resorts, Inc. *	108	1,870

Kimco Realty Corp.	156	3,845

Prologis, Inc.	106	17,893

SBA Communications Corp.	12	4,513

Sun Communities, Inc.	29	6,151

UDR, Inc.	16	948

Ventas, Inc.	117	5,990

		60,670

Food Products — 0.5%

Mondelez International, Inc., Class A	178	11,800

Health Care Equipment & Supplies — 2.8%

Abbott Laboratories	115	16,240

ABIOMED, Inc. *	3	944

Baxter International, Inc.	35	3,022

Becton Dickinson and Co.	25	6,375

Boston Scientific Corp. *	201	8,539

Dexcom, Inc. *	5	2,859

Intuitive Surgical, Inc. *	12	4,168

Medtronic plc	144	14,880

Zimmer Biomet Holdings, Inc.	70	8,846

		65,873

Health Care Providers & Services — 2.9%

Anthem, Inc.	35	16,421

Centene Corp. *	122	10,086

Humana, Inc.	10	4,672

McKesson Corp.	11	2,843

UnitedHealth Group, Inc. (a)	68	34,009

		68,031

INVESTMENTS	SHARES (000)	VALUE ($000)

Hotels, Restaurants & Leisure — 1.7%

Booking Holdings, Inc. *	4	9,446

Hilton Worldwide Holdings, Inc. *	44	6,855

McDonald’s Corp.	84	22,569

Royal Caribbean Cruises Ltd. *	12	923

		39,793

Household Durables — 0.7%

DR Horton, Inc.	9	953

Lennar Corp., Class A	94	10,962

Toll Brothers, Inc.	46	3,328

		15,243

Household Products — 1.6%

Kimberly-Clark Corp.	52	7,446

Procter & Gamble Co. (The)	176	28,790

		36,236

Industrial Conglomerates — 0.4%

Honeywell International, Inc.	40	8,280

Insurance — 1.9%

Chubb Ltd.	57	11,035

Hartford Financial Services Group, Inc. (The)	139	9,618

Progressive Corp. (The)	155	15,866

Prudential Financial, Inc.	43	4,663

Travelers Cos., Inc. (The)	15	2,339

		43,521

Interactive Media & Services — 7.1%

Alphabet, Inc., Class A * (a)	22	64,723

Alphabet, Inc., Class C * (a)	17	49,434

Meta Platforms, Inc., Class A * (a)	140	47,243

ZoomInfo Technologies, Inc., Class A *	54	3,495

		164,895

Internet & Direct Marketing Retail — 4.0%

Amazon.com, Inc. * (a)	28	93,405

IT Services — 4.8%

Accenture plc, Class A	65	27,101

FleetCor Technologies, Inc. *	26	5,848

International Business Machines Corp.	87	11,601

Mastercard, Inc., Class A	92	32,989

PayPal Holdings, Inc. *	25	4,661

Shopify, Inc., Class A (Canada) *	2	3,058

Visa, Inc., Class A	121	26,150

		111,408

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	51

JPMorgan Hedged Equity 3 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Life Sciences Tools & Services — 1.7%

Danaher Corp.	23	7,408

Illumina, Inc. *	9	3,292

PerkinElmer, Inc.	8	1,693

Thermo Fisher Scientific, Inc.	42	27,743

		40,136

Machinery — 2.5%

Deere & Co.	56	19,345

Ingersoll Rand, Inc.	65	4,026

Otis Worldwide Corp.	144	12,539

Parker-Hannifin Corp.	27	8,476

Stanley Black & Decker, Inc.	69	13,067

		57,453

Media — 1.1%

Charter Communications, Inc., Class A *	13	8,408

Comcast Corp., Class A	340	17,089

Fox Corp., Class A	13	462

		25,959

Metals & Mining — 0.1%

Freeport-McMoRan, Inc.	73	3,035

Multiline Retail — 0.7%

Dollar General Corp.	8	1,941

Dollar Tree, Inc. *	19	2,607

Target Corp.	46	10,637

		15,185

Multi-Utilities — 0.6%

CenterPoint Energy, Inc.	329	9,181

DTE Energy Co.	40	4,731

		13,912

Oil, Gas & Consumable Fuels — 2.7%

Cheniere Energy, Inc.	27	2,754

Chevron Corp.	121	14,184

ConocoPhillips	238	17,161

Coterra Energy, Inc.	24	447

Diamondback Energy, Inc.	90	9,660

EOG Resources, Inc.	62	5,551

Phillips 66	13	921

Pioneer Natural Resources Co.	59	10,693

Williams Cos., Inc. (The)	72	1,871

		63,242

Personal Products — 0.4%

Estee Lauder Cos., Inc. (The), Class A	22	8,276

INVESTMENTS	SHARES (000)	VALUE ($000)

Pharmaceuticals — 3.5%

Bristol-Myers Squibb Co.	309	19,264

Eli Lilly & Co.	82	22,770

Johnson & Johnson (a)	137	23,356

Merck & Co., Inc.	116	8,907

Pfizer, Inc.	130	7,652

		81,949

Professional Services — 0.4%

Booz Allen Hamilton Holding Corp.	31	2,588

Leidos Holdings, Inc.	67	5,915

		8,503

Road & Rail — 1.0%

Lyft, Inc., Class A *	59	2,537

Norfolk Southern Corp.	44	13,115

Union Pacific Corp.	34	8,549

		24,201

Semiconductors & Semiconductor Equipment — 7.2%

Advanced Micro Devices, Inc. *	137	19,645

Analog Devices, Inc.	88	15,392

Applied Materials, Inc.	113	17,831

Intel Corp.	36	1,870

KLA Corp.	9	3,741

Lam Research Corp.	28	20,053

Microchip Technology, Inc.	56	4,879

Micron Technology, Inc.	25	2,355

NVIDIA Corp. (a)	130	38,281

NXP Semiconductors NV (China)	61	13,898

QUALCOMM, Inc.	41	7,438

Texas Instruments, Inc.	114	21,547

		166,930

Software — 9.6%

Ceridian HCM Holding, Inc. *	11	1,166

Fortinet, Inc. *	8	2,999

Intuit, Inc.	35	22,558

Microsoft Corp. (a)	500	168,320

Oracle Corp.	95	8,320

salesforce.com, Inc. *	35	8,881

Workday, Inc., Class A *	29	7,912

		220,156

Specialty Retail — 3.5%

AutoZone, Inc. *	2	4,543

Best Buy Co., Inc.	85	8,634

Home Depot, Inc. (The)	42	17,281

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Specialty Retail — continued

Lowe’s Cos., Inc.	101	26,055

O’Reilly Automotive, Inc. *	23	16,428

TJX Cos., Inc. (The)	123	9,303

		82,244

Technology Hardware, Storage & Peripherals — 7.7%

Apple, Inc. (a)	919	163,101

Seagate Technology Holdings plc	111	12,590

		175,691

Textiles, Apparel & Luxury Goods — 0.8%

NIKE, Inc., Class B	109	18,116

Tobacco — 0.9%

Altria Group, Inc.	208	9,869

Philip Morris International, Inc.	125	11,889

		21,758

Wireless Telecommunication Services — 0.6%

T-Mobile US, Inc. *	115	13,374

Total Common Stocks (Cost $2,137,943)		2,336,570

	NO. OF CONTRACTS
Options Purchased — 0.7%

Put Options Purchased — 0.7%

Index Funds — 0.7%

S&P 500 Index 2/28/2022 at USD 4,325.00, European Style Notional Amount: USD 2,354,016 Counterparty: , European Style * (Cost $54,814)	4,939	15,607

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 0.7%

Investment Companies — 0.7%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c) (Cost $16,682)	16,682	16,682

Total Investments — 102.2% (Cost $2,209,439)		2,368,859
Liabilities in Excess of Other Assets — (2.2)%		(51,779)

NET ASSETS — 100.0%		2,317,080

Percentages indicated are based on net assets.

Abbreviations

USD	United States Dollar

(a)	All or a portion of the security is segregated for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of December 31, 2021 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	73	03/2022	USD	17,368	433

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	53

JPMorgan Hedged Equity 3 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

Written Call Options Contracts as of December 31, 2021 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	4,939	USD 2,354,017	USD 4,755.00	2/28/2022	(55,687)

Written Put Options Contracts as of December 31, 2021 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	4,939	USD 2,354,016	USD 3,640.00	2/28/2022	(3,704)

Total Written Options Contracts (Premiums Received $58,130)						(59,391)

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.6%

Automobiles — 4.7%

Rivian Automotive, Inc., Class A * (a)	784	81,273

Tesla, Inc. *	1,749	1,848,414

		1,929,687

Banks — 1.5%

SVB Financial Group *	902	611,707

Beverages — 1.1%

Monster Beverage Corp. *	4,809	461,842

Biotechnology — 2.5%

Alnylam Pharmaceuticals, Inc. *	132	22,334

Biogen, Inc. *	602	144,456

Exact Sciences Corp. * (a)	794	61,774

Moderna, Inc. *	314	79,826

Regeneron Pharmaceuticals, Inc. *	547	345,252

Seagen, Inc. *	2,297	355,100

		1,008,742

Building Products — 1.3%

Trane Technologies plc	2,705	546,477

Capital Markets — 7.2%

Blackstone, Inc.	8,820	1,141,195

Charles Schwab Corp. (The)	9,739	819,034

Morgan Stanley	8,124	797,471

MSCI, Inc.	314	192,078

		2,949,778

Chemicals — 1.2%

Sherwin-Williams Co. (The)	1,443	507,991

Consumer Finance — 0.6%

Capital One Financial Corp.	1,743	252,935

Electrical Equipment — 1.5%

Rockwell Automation, Inc.	1,768	616,907

Electronic Equipment, Instruments & Components — 1.1%

Amphenol Corp., Class A	5,088	444,966

Entertainment — 1.8%

Netflix, Inc. *	1,167	703,168

Roku, Inc. *	157	35,759

		738,927

Health Care Equipment & Supplies — 3.9%

ABIOMED, Inc. *	283	101,537

Align Technology, Inc. *	1,055	693,043

Dexcom, Inc. *	631	338,654

Intuitive Surgical, Inc. *	1,305	469,003

		1,602,237

INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care Providers & Services — 3.3%

HCA Healthcare, Inc.	2,945	756,707

McKesson Corp.	2,293	569,973

		1,326,680

Hotels, Restaurants & Leisure — 2.8%

Airbnb, Inc., Class A *	75	12,414

Booking Holdings, Inc. *	165	396,593

Chipotle Mexican Grill, Inc. *	423	739,684

		1,148,691

Interactive Media & Services — 11.7%

Alphabet, Inc., Class C *	1,056	3,054,941

Match Group, Inc. *	1,862	246,239

Meta Platforms, Inc., Class A *	3,307	1,112,418

Snap, Inc., Class A *	7,649	359,747

		4,773,345

Internet & Direct Marketing Retail — 4.2%

Amazon.com, Inc. *	401	1,336,421

Etsy, Inc. *	1,523	333,533

MercadoLibre, Inc. (Argentina) *	34	45,448

Wayfair, Inc., Class A * (a)	85	16,128

		1,731,530

IT Services — 1.8%

Affirm Holdings, Inc. *	862	86,723

Block, Inc., Class A *	1,341	216,568

MongoDB, Inc. * (a)	373	197,183

PayPal Holdings, Inc. *	963	181,631

Shopify, Inc., Class A (Canada) *	7	9,504

Twilio, Inc., Class A *	120	31,654

		723,263

Life Sciences Tools & Services — 0.4%

Thermo Fisher Scientific, Inc.	231	153,839

Machinery — 2.3%

Deere & Co.	2,741	940,005

Metals & Mining — 1.4%

Freeport-McMoRan, Inc.	13,328	556,181

Personal Products — 1.4%

Estee Lauder Cos., Inc. (The), Class A	1,504	556,846

Professional Services — 1.7%

Equifax, Inc.	1,091	319,522

Verisk Analytics, Inc.	1,570	359,152

		678,674

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	55

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Semiconductors & Semiconductor Equipment — 10.1%

Advanced Micro Devices, Inc. *	8,664	1,246,706

ASML Holding NV (Registered), NYRS (Netherlands)	842	670,111

Enphase Energy, Inc. *	456	83,402

Lam Research Corp.	626	449,828

NVIDIA Corp.	4,130	1,214,723

Texas Instruments, Inc.	2,432	458,284

		4,123,054

Software — 15.2%

HubSpot, Inc. *	328	216,333

Intuit, Inc.	1,248	802,739

Microsoft Corp.	11,103	3,734,025

Oracle Corp.	9,134	796,550

Synopsys, Inc. *	1,401	516,416

Trade Desk, Inc. (The), Class A *	302	27,693

Workday, Inc., Class A *	328	89,630

		6,183,386

Specialty Retail — 4.6%

AutoZone, Inc. *	341	714,689

Carvana Co. * (a)	1,127	261,274

Lowe’s Cos., Inc.	3,489	901,940

		1,877,903

Technology Hardware, Storage & Peripherals — 9.3%

Apple, Inc.	21,337	3,788,804

Textiles, Apparel & Luxury Goods — 1.0%

Tapestry, Inc.	10,066	408,688

Total Common Stocks (Cost $24,052,214)		40,643,085

Short-Term Investments — 1.1%

Investment Companies — 0.8%

JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (b) (c) (Cost $292,240)	292,134	292,250

INVESTMENTS	SHARES (000)	VALUE ($000)

Investment of Cash Collateral from Securities Loaned — 0.3%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (b) (c)	116,932	116,909

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c)	20,701	20,701

Total Investment of Cash Collateral from Securities Loaned (Cost $137,610)		137,610

Total Short-Term Investments (Cost $429,850)		429,860

Total Investments — 100.7% (Cost $24,482,064)		41,072,945
Liabilities in Excess of Other Assets — (0.7)%		(267,851)

NET ASSETS — 100.0%		40,805,094

Percentages indicated are based on net assets.

Abbreviations

NYRS	New York Registry Shares

(a)	The security or a portion of this security is on loan at December 31, 2021. The total value of securities on loan at December 31, 2021 is $134,368.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2021.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 100.2%

Aerospace & Defense — 2.8%

Boeing Co. (The) *	182	36,580

Raytheon Technologies Corp.	592	50,930

		87,510

Air Freight & Logistics — 1.5%

FedEx Corp.	185	47,848

Airlines — 1.1%

Delta Air Lines, Inc. *	429	16,746

Southwest Airlines Co. *	392	16,776

		33,522

Auto Components — 0.8%

Lear Corp.	130	23,710

Automobiles — 2.2%

General Motors Co. *	1,150	67,402

Banks — 12.8%

Bank of America Corp.	2,724	121,170

Citigroup, Inc.	517	31,205

People’s United Financial, Inc.	3,419	60,927

Truist Financial Corp.	1,073	62,824

Wells Fargo & Co.	2,495	119,710

		395,836

Beverages — 2.1%

Coca-Cola Co. (The)	1,088	64,415

Biotechnology — 7.1%

AbbVie, Inc.	415	56,191

Biogen, Inc. *	66	15,883

BioMarin Pharmaceutical, Inc. *	106	9,330

Neurocrine Biosciences, Inc. * (a)	207	17,647

Regeneron Pharmaceuticals, Inc. *	99	62,331

Vertex Pharmaceuticals, Inc. *	275	60,456

		221,838

Capital Markets — 4.2%

Intercontinental Exchange, Inc.	309	42,262

State Street Corp.	939	87,299

		129,561

Chemicals — 3.9%

Celanese Corp.	229	38,553

Eastman Chemical Co.	264	31,866

FMC Corp.	468	51,417

		121,836

Containers & Packaging — 0.4%

Sealed Air Corp.	186	12,549

INVESTMENTS	SHARES (000)	VALUE ($000)

Diversified Financial Services — 0.5%

Berkshire Hathaway, Inc., Class B *	53	15,787

Electric Utilities — 1.7%

Edison International	575	39,230

FirstEnergy Corp.	337	14,012

		53,242

Electrical Equipment — 1.0%

Eaton Corp. plc	179	30,917

Entertainment — 2.5%

Activision Blizzard, Inc.	776	51,654

Electronic Arts, Inc.	191	25,246

		76,900

Equity Real Estate Investment Trusts (REITs) — 2.5%

Host Hotels & Resorts, Inc. *	3,128	54,395

Vornado Realty Trust	360	15,061

Weyerhaeuser Co.	194	7,968

		77,424

Food & Staples Retailing — 4.4%

BJ’s Wholesale Club Holdings, Inc. *	308	20,627

Performance Food Group Co. *	214	9,820

US Foods Holding Corp. *	3,075	107,110

		137,557

Food Products — 3.0%

Bunge Ltd.	68	6,320

Lamb Weston Holdings, Inc.	1,396	88,447

		94,767

Health Care Equipment & Supplies — 2.1%

Zimmer Biomet Holdings, Inc. (a)	515	65,464

Health Care Providers & Services — 6.6%

Centene Corp. *	1,366	112,525

Cigna Corp.	254	58,303

McKesson Corp.	143	35,546

		206,374

Hotels, Restaurants & Leisure — 4.7%

Booking Holdings, Inc. *	18	43,666

Royal Caribbean Cruises Ltd. * (a)	1,315	101,100

		144,766

Household Durables — 0.7%

Newell Brands, Inc.	994	21,705

Household Products — 0.2%

Kimberly-Clark Corp.	53	7,632

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	57

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Industrial Conglomerates — 1.0%

Honeywell International, Inc.	147	30,609

Insurance — 4.0%

Allstate Corp. (The)	163	19,189

American International Group, Inc.	877	49,866

Chubb Ltd.	81	15,619

Prudential Financial, Inc.	132	14,288

Travelers Cos., Inc. (The)	173	27,031

		125,993

IT Services — 0.2%

WEX, Inc. *	55	7,767

Machinery — 2.3%

Parker-Hannifin Corp.	169	53,666

Terex Corp.	136	5,982

Timken Co. (The)	168	11,662

		71,310

Media — 1.0%

Comcast Corp., Class A	607	30,535

Metals & Mining — 4.5%

Alcoa Corp.	855	50,940

Freeport-McMoRan, Inc.	1,965	81,995

Rio Tinto plc, ADR (Australia) (a)	119	7,946

		140,881

Multiline Retail — 0.5%

Kohl’s Corp. (a)	344	17,005

Multi-Utilities — 1.0%

CenterPoint Energy, Inc.	1,099	30,665

Oil, Gas & Consumable Fuels — 7.5%

Chevron Corp.	791	92,777

Diamondback Energy, Inc.	287	30,953

Hess Corp.	386	28,546

Occidental Petroleum Corp.	986	28,578

Pioneer Natural Resources Co.	297	54,005

		234,859

Pharmaceuticals — 4.2%

Bristol-Myers Squibb Co.	1,475	91,973

Johnson & Johnson	167	28,500

Organon & Co.	340	10,356

		130,829

Road & Rail — 1.3%

Norfolk Southern Corp.	111	33,165

Union Pacific Corp.	33	8,288

		41,453

INVESTMENTS	SHARES (000)	VALUE ($000)

Technology Hardware, Storage & Peripherals — 2.7%

Seagate Technology Holdings plc	740	83,560

Textiles, Apparel & Luxury Goods — 1.2%

Kontoor Brands, Inc.	220	11,295

Tapestry, Inc.	614	24,916

		36,211

Total Common Stocks (Cost $2,622,002)		3,120,239

Short-Term Investments — 1.3%

Investment Companies — 0.1%

JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (b) (c) (Cost $3,146)	3,145	3,146

Investment of Cash Collateral from Securities Loaned — 1.2%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (b) (c)	29,901	29,894

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c)	7,894	7,894

Total Investment of Cash Collateral from Securities Loaned (Cost $37,788)		37,788

Total Short-Term Investments (Cost $40,934)		40,934

Total Investments — 101.5% (Cost $2,662,936)		3,161,173
Liabilities in Excess of Other Assets — (1.5)%		(48,001)

Net Assets — 100.0%		3,113,172

Percentages indicated are based on net assets.

Abbreviations

ADR	American Depositary Receipt

(a)	The security or a portion of this security is on loan at December 31, 2021. The total value of securities on loan at December 31, 2021 is $36,685.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2021.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

JPMorgan U.S. Applied Data Science Value Fund

(formerly known as JPMorgan Intrepid Value Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.8%

Aerospace & Defense — 1.2%

Northrop Grumman Corp.	8	2,969

Auto Components — 0.7%

Lear Corp.	9	1,635

Banks — 9.8%

Bank of America Corp.	144	6,391

Citigroup, Inc.	57	3,451

Citizens Financial Group, Inc.	43	2,021

M&T Bank Corp.	16	2,445

PNC Financial Services Group, Inc. (The)	20	3,987

Wells Fargo & Co.	111	5,342

Western Alliance Bancorp	4	378

		24,015

Beverages — 2.2%

Coca-Cola Co. (The)	91	5,374

Biotechnology — 1.9%

AbbVie, Inc.	22	2,998

Vertex Pharmaceuticals, Inc. *	8	1,764

		4,762

Building Products — 2.1%

Johnson Controls International plc	32	2,578

Trane Technologies plc	13	2,666

		5,244

Capital Markets — 6.2%

BlackRock, Inc.	6	5,708

CME Group, Inc.	6	1,461

Morgan Stanley	53	5,248

T. Rowe Price Group, Inc.	15	2,976

		15,393

Chemicals — 2.3%

Axalta Coating Systems Ltd. *	90	2,994

DuPont de Nemours, Inc.	32	2,571

		5,565

Consumer Finance — 1.7%

Ally Financial, Inc.	32	1,520

Capital One Financial Corp.	7	1,065

Synchrony Financial	33	1,538

		4,123

Containers & Packaging — 0.6%

Berry Global Group, Inc. *	21	1,565

Diversified Financial Services — 1.1%

Berkshire Hathaway, Inc., Class B *	9	2,660

INVESTMENTS	SHARES (000)	VALUE ($000)

Diversified Telecommunication Services — 2.1%

Verizon Communications, Inc.	98	5,103

Electric Utilities — 4.2%

Exelon Corp.	56	3,245

NextEra Energy, Inc.	76	7,101

		10,346

Electrical Equipment — 2.3%

Eaton Corp. plc	32	5,563

Equity Real Estate Investment Trusts (REITs) — 3.7%

Host Hotels & Resorts, Inc. *	54	946

Prologis, Inc.	43	7,177

Ventas, Inc.	21	1,065

		9,188

Food & Staples Retailing — 0.6%

Sysco Corp.	18	1,448

Food Products — 1.7%

Mondelez International, Inc., Class A	43	2,846

Tyson Foods, Inc., Class A	15	1,345

		4,191

Health Care Equipment & Supplies — 2.3%

Becton Dickinson and Co.	6	1,404

Medtronic plc	41	4,202

		5,606

Health Care Providers & Services — 6.2%

Anthem, Inc.	7	3,470

Centene Corp. *	26	2,119

Cigna Corp.	16	3,690

UnitedHealth Group, Inc.	12	6,124

		15,403

Hotels, Restaurants & Leisure — 1.2%

Expedia Group, Inc. *	7	1,321

Royal Caribbean Cruises Ltd. *	5	417

Travel + Leisure Co.	21	1,188

		2,926

Household Durables — 0.6%

Whirlpool Corp.	7	1,570

Household Products — 1.5%

Procter & Gamble Co. (The)	13	2,184

Spectrum Brands Holdings, Inc.	15	1,487

		3,671

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	59

JPMorgan U.S. Applied Data Science Value Fund

(formerly known as JPMorgan Intrepid Value Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Insurance — 2.6%

Loews Corp.	53	3,035

Travelers Cos., Inc. (The)	21	3,279

		6,314

Interactive Media & Services — 3.0%

Alphabet, Inc., Class C *	2	5,952

Meta Platforms, Inc., Class A *	4	1,342

		7,294

IT Services — 2.0%

Amdocs Ltd.	14	1,070

Fidelity National Information Services, Inc.	14	1,552

Fiserv, Inc. *	8	845

Mastercard, Inc., Class A	4	1,404

		4,871

Life Sciences Tools & Services — 0.7%

Agilent Technologies, Inc.	11	1,833

Machinery — 3.7%

Deere & Co.	4	1,343

Dover Corp.	23	4,090

Parker-Hannifin Corp.	11	3,645

		9,078

Media — 1.4%

Charter Communications, Inc., Class A *	3	1,955

Comcast Corp., Class A	30	1,523

		3,478

Multiline Retail — 0.9%

Target Corp.	10	2,212

Multi-Utilities — 2.2%

CMS Energy Corp.	23	1,509

Dominion Energy, Inc.	35	2,754

WEC Energy Group, Inc.	12	1,126

		5,389

Oil, Gas & Consumable Fuels — 5.6%

Cheniere Energy, Inc.	15	1,500

Chevron Corp.	17	2,004

ConocoPhillips	71	5,141

Coterra Energy, Inc.	84	1,603

EOG Resources, Inc.	34	2,984

Phillips 66	8	569

		13,801

INVESTMENTS	SHARES (000)	VALUE ($000)

Pharmaceuticals — 4.5%

Bristol-Myers Squibb Co.	82	5,125

Eli Lilly & Co.	11	3,027

Jazz Pharmaceuticals plc *	10	1,335

Merck & Co., Inc.	21	1,587

		11,074

Professional Services — 0.3%

Booz Allen Hamilton Holding Corp.	9	763

Real Estate Management & Development — 0.8%

CBRE Group, Inc., Class A *	19	2,024

Road & Rail — 3.4%

CSX Corp.	77	2,905

Norfolk Southern Corp.	18	5,504

		8,409

Semiconductors & Semiconductor Equipment — 3.8%

Analog Devices, Inc.	17	3,034

NXP Semiconductors NV (China)	5	1,153

QUALCOMM, Inc.	9	1,569

Texas Instruments, Inc.	20	3,693

		9,449

Software — 1.5%

Microsoft Corp.	9	2,909

SS&C Technologies Holdings, Inc.	9	771

		3,680

Specialty Retail — 3.9%

AutoZone, Inc. *	2	4,141

Lowe’s Cos., Inc.	7	1,833

O’Reilly Automotive, Inc. *	5	3,677

		9,651

Technology Hardware, Storage & Peripherals — 0.3%

Xerox Holdings Corp.	34	759

Tobacco — 1.0%

Altria Group, Inc.	52	2,472

Total Common Stocks (Cost $188,731)		240,871

Short-Term Investments — 2.1%

Investment Companies — 2.1%

JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b) (Cost $5,269)	5,267	5,269

Total Investments — 99.9% (Cost $194,000)		246,140
Other Assets Less Liabilities — 0.1%		312

NET ASSETS — 100.0%		246,452

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of December 31, 2021 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	22	03/2022	USD	5,234	100

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	61

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.1%

Aerospace & Defense — 1.4%

Northrop Grumman Corp.	811	313,743

Automobiles — 2.0%

Rivian Automotive, Inc., Class A * (a)	772	80,051

Tesla, Inc. *	356	375,858

		455,909

Banks — 6.3%

Truist Financial Corp.	8,364	489,729

US Bancorp	7,660	430,253

Wells Fargo & Co.	10,528	505,126

		1,425,108

Beverages — 1.2%

Coca-Cola Co. (The)	4,732	280,166

Biotechnology — 5.1%

AbbVie, Inc.	4,667	631,859

Biogen, Inc. *	670	160,643

Regeneron Pharmaceuticals, Inc. *	565	356,527

		1,149,029

Building Products — 0.7%

Trane Technologies plc	820	165,625

Capital Markets — 4.3%

Ameriprise Financial, Inc.	990	298,640

Morgan Stanley	2,496	244,983

S&P Global, Inc.	879	414,861

		958,484

Chemicals — 2.8%

Eastman Chemical Co.	1,587	191,912

PPG Industries, Inc.	2,548	439,354

		631,266

Construction Materials — 0.4%

Vulcan Materials Co.	471	97,798

Electric Utilities — 3.9%

NextEra Energy, Inc.	6,641	620,007

Xcel Energy, Inc.	3,761	254,608

		874,615

Electrical Equipment — 3.0%

Eaton Corp. plc	3,968	685,774

Equity Real Estate Investment Trusts (REITs) — 3.4%

Prologis, Inc.	4,545	765,183

Health Care Equipment & Supplies — 2.7%

Boston Scientific Corp. *	8,493	360,792

Intuitive Surgical, Inc. *	696	250,203

		610,995

INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care Providers & Services — 1.5%

Centene Corp. *	4,036	332,600

Hotels, Restaurants & Leisure — 4.7%

Marriott International, Inc., Class A *	2,697	445,726

McDonald’s Corp.	1,494	400,369

Yum! Brands, Inc.	1,505	208,958

		1,055,053

Insurance — 0.6%

Progressive Corp. (The)	1,393	142,992

Interactive Media & Services — 7.6%

Alphabet, Inc., Class A *	508	1,472,829

Meta Platforms, Inc., Class A *	349	117,291

Snap, Inc., Class A *	2,502	117,686

		1,707,806

Internet & Direct Marketing Retail — 5.9%

Amazon.com, Inc. *	397	1,322,132

IT Services — 4.9%

Affirm Holdings, Inc. *	579	58,219

FleetCor Technologies, Inc. *	447	99,996

Mastercard, Inc., Class A	2,086	749,641

Shopify, Inc., Class A (Canada) *	136	187,822

		1,095,678

Machinery — 3.0%

Deere & Co.	1,365	468,046

Stanley Black & Decker, Inc.	1,115	210,275

		678,321

Pharmaceuticals — 3.8%

Bristol-Myers Squibb Co.	6,964	434,178

Eli Lilly & Co.	1,524	420,976

		855,154

Professional Services — 0.8%

Leidos Holdings, Inc.	1,906	169,420

Road & Rail — 2.5%

Norfolk Southern Corp.	1,863	554,590

Semiconductors & Semiconductor Equipment — 7.7%

Advanced Micro Devices, Inc. *	3,202	460,727

Analog Devices, Inc.	3,176	558,330

NXP Semiconductors NV (China)	3,163	720,448

		1,739,505

Software — 9.0%

Ceridian HCM Holding, Inc. *	916	95,638

Microsoft Corp.	5,671	1,907,117

		2,002,755

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Specialty Retail — 3.3%

Lowe’s Cos., Inc.	1,227	317,090

O’Reilly Automotive, Inc. *	265	186,989

Ross Stores, Inc.	2,122	242,471

		746,550

Technology Hardware, Storage & Peripherals — 5.3%

Apple, Inc.	6,707	1,190,924

Textiles, Apparel & Luxury Goods — 1.3%

NIKE, Inc., Class B	1,759	293,201

Total Common Stocks (Cost $12,546,854)		22,300,376

Short-Term Investments — 1.6%

Investment Companies — 1.3%

JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (b) (c) (Cost $305,526)	305,404	305,526

Investment of Cash Collateral from Securities Loaned — 0.3%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (b) (c)	55,006	54,995

INVESTMENTS	SHARES (000)	VALUE ($000)

Investment of Cash Collateral from Securities Loaned — continued

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c)	10,209	10,209

Total Investment of Cash Collateral from Securities Loaned (Cost $65,204)		65,204

Total Short-Term Investments (Cost $370,730)		370,730

Total Investments — 100.7% (Cost $12,917,584)		22,671,106
Liabilities in Excess of Other Assets — (0.7)%		(156,541)

NET ASSETS — 100.0%		22,514,565

Percentages indicated are based on net assets.

Abbreviations

(a)	The security or a portion of this security is on loan at December 31, 2021. The total value of securities on loan at December 31, 2021 is $64,031.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of December 31, 2021 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	813	03/2022	USD	193,423	5,467

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	63

JPMorgan U.S. GARP Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.7%

Aerospace & Defense — 0.5%

Textron, Inc.	86	6,639

Air Freight & Logistics — 0.3%

United Parcel Service, Inc., Class B	19	3,987

Automobiles — 3.6%

Rivian Automotive, Inc., Class A * (a)	43	4,452

Tesla, Inc. *	42	44,173

		48,625

Beverages — 2.0%

Coca-Cola Co. (The)	173	10,220

Monster Beverage Corp. *	72	6,934

PepsiCo, Inc.	53	9,189

		26,343

Biotechnology — 3.0%

AbbVie, Inc.	186	25,232

Regeneron Pharmaceuticals, Inc. *	8	5,242

Seagen, Inc. *	17	2,566

Vertex Pharmaceuticals, Inc. *	36	7,928

		40,968

Building Products — 1.3%

Allegion plc	45	5,894

Trane Technologies plc	56	11,333

		17,227

Capital Markets — 0.7%

S&P Global, Inc.	19	8,778

Commercial Services & Supplies — 0.5%

Waste Management, Inc.	39	6,476

Construction & Engineering — 0.2%

Quanta Services, Inc.	21	2,431

Consumer Finance — 0.4%

Capital One Financial Corp.	36	5,194

Electronic Equipment, Instruments & Components — 0.6%

Keysight Technologies, Inc. *	39	8,116

Entertainment — 2.0%

Electronic Arts, Inc.	61	8,006

Netflix, Inc.*	30	18,254

		26,260

Equity Real Estate Investment Trusts (REITs) — 2.1%

Equinix, Inc.	6	4,990

Host Hotels & Resorts, Inc.*	285	4,953

Prologis, Inc.	74	12,510

Sun Communities, Inc.	26	5,354

		27,807

INVESTMENTS	SHARES (000)	VALUE ($000)

Food & Staples Retailing — 0.5%

Costco Wholesale Corp.	12	6,812

Food Products — 0.2%

Hershey Co. (The)	16	3,115

Health Care Equipment & Supplies — 2.3%

Align Technology, Inc. *	17	11,106

Boston Scientific Corp. *	281	11,937

Medtronic plc	75	7,800

		30,843

Health Care Providers & Services — 1.6%

Anthem, Inc.	15	6,999

Humana, Inc.	13	5,984

UnitedHealth Group, Inc.	17	8,336

		21,319

Hotels, Restaurants & Leisure — 3.2%

Airbnb, Inc., Class A *	35	5,757

Booking Holdings, Inc. *	2	5,278

Darden Restaurants, Inc.	34	5,062

Domino’s Pizza, Inc.	9	5,079

Expedia Group, Inc. *	51	9,234

Las Vegas Sands Corp. *	99	3,738

McDonald’s Corp.	32	8,605

		42,753

Household Durables — 1.3%

PulteGroup, Inc.	102	5,813

Toll Brothers, Inc.	154	11,148

		16,961

Insurance — 0.3%

Arch Capital Group Ltd. *	87	3,885

Interactive Media & Services — 9.3%

Alphabet, Inc., Class A *	13	36,792

Alphabet, Inc., Class C *	12	35,881

Meta Platforms, Inc., Class A *	160	53,883

		126,556

Internet & Direct Marketing Retail — 5.9%

Amazon.com, Inc. *	24	79,357

IT Services — 4.7%

Accenture plc, Class A	32	13,307

Mastercard, Inc., Class A	102	36,759

PayPal Holdings, Inc. *	16	3,036

Visa, Inc., Class A	46	10,055

		63,157

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Life Sciences Tools & Services — 2.4%

Agilent Technologies, Inc.	74	11,734

Thermo Fisher Scientific, Inc.	22	14,480

Waters Corp. *	14	5,365

		31,579

Machinery — 1.6%

Deere & Co.	18	6,172

Ingersoll Rand, Inc.	102	6,305

Otis Worldwide Corp.	53	4,641

Parker-Hannifin Corp.	16	4,994

		22,112

Media — 0.4%

Charter Communications, Inc., Class A *	8	4,955

Metals & Mining — 0.8%

Freeport-McMoRan, Inc.	136	5,666

Steel Dynamics, Inc.	76	4,724

		10,390

Oil, Gas & Consumable Fuels — 0.7%

Cheniere Energy, Inc.	87	8,803

Personal Products — 0.4%

Estee Lauder Cos., Inc. (The), Class A	15	5,479

Pharmaceuticals — 0.3%

Bristol-Myers Squibb Co.	58	3,635

Road & Rail — 2.4%

CSX Corp.	255	9,599

Lyft, Inc., Class A *	238	10,171

Norfolk Southern Corp.	15	4,495

Old Dominion Freight Line, Inc.	23	8,386

		32,651

Semiconductors & Semiconductor Equipment — 7.1%

Applied Materials, Inc.	31	4,878

Lam Research Corp.	35	24,955

NVIDIA Corp.	84	24,676

NXP Semiconductors NV (China)	59	13,325

Qorvo, Inc. *	22	3,425

QUALCOMM, Inc.	65	11,795

Texas Instruments, Inc.	63	11,892

		94,946

Software — 18.5%

Adobe, Inc. *	22	12,193

Cadence Design Systems, Inc. *	67	12,541

Ceridian HCM Holding, Inc. *	95	9,882

Dropbox, Inc., Class A *	320	7,841

Fortinet, Inc. *	23	8,374

INVESTMENTS	SHARES (000)	VALUE ($000)

Software — continued

HubSpot, Inc. *	3	2,241

Intuit, Inc.	43	27,755

Microsoft Corp.	413	139,001

Palo Alto Networks, Inc. *	25	13,752

PTC, Inc. *	27	3,210

VMware, Inc., Class A	20	2,260

Workday, Inc., Class A *	39	10,627

		249,677

Specialty Retail — 5.4%

Bath & Body Works, Inc.	95	6,595

Best Buy Co., Inc.	58	5,872

Burlington Stores, Inc. *	27	7,987

Lowe’s Cos., Inc.	114	29,545

O’Reilly Automotive, Inc. *	26	18,221

TJX Cos., Inc. (The)	56	4,267

		72,487

Technology Hardware, Storage & Peripherals — 10.4%

Apple, Inc.	720	127,922

Hewlett Packard Enterprise Co.	335	5,281

Seagate Technology Holdings plc	71	8,067

		141,270

Textiles, Apparel & Luxury Goods — 1.3%

NIKE, Inc., Class B	107	17,751

Tobacco — 0.5%

Philip Morris International, Inc.	68	6,441

Total Common Stocks (Cost $713,220)		1,325,785

Short-Term Investments — 1.5%

Investment Companies — 1.2%

JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (b) (c) (Cost $17,033)	17,029	17,035

Investment of Cash Collateral from Securities Loaned — 0.3%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c) (Cost $3,659)	3,659	3,659

Total Short-Term Investments (Cost $20,692)		20,694

Total Investments — 100.2% (Cost $733,912)		1,346,479
Liabilities in Excess of Other Assets — (0.2)%		(2,935)

NET ASSETS — 100.0%		1,343,544

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	65

JPMorgan U.S. GARP Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

Abbreviations

(a)	The security or a portion of this security is on loan at December 31, 2021. The total value of securities on loan at December 31, 2021 is $3,562.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of December 31, 2021 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	70	03/2022	USD	16,654	513

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)

Long Positions — 121.7%

Common Stocks — 121.0%

Aerospace & Defense — 1.3%

Howmet Aerospace, Inc.	119	3,775

Northrop Grumman Corp. (a)	31	11,957

Raytheon Technologies Corp.	167	14,376

TransDigm Group, Inc. *	9	5,466

		35,574

Air Freight & Logistics — 0.5%

United Parcel Service, Inc., Class B	65	13,915

Auto Components — 0.3%

Aptiv plc *	16	2,691

Lear Corp.	14	2,573

Magna International, Inc. (Canada)	31	2,506

		7,770

Automobiles — 0.9%

General Motors Co. *	105	6,142

Rivian Automotive, Inc., Class A *	173	17,979

		24,121

Banks — 5.3%

Bank of America Corp. (a)	603	26,849

Fifth Third Bancorp	292	12,735

SVB Financial Group *	44	29,705

Truist Financial Corp.	375	21,946

Wells Fargo & Co. (a)	1,026	49,218

		140,453

Beverages — 1.8%

Coca-Cola Co. (The) (a)	366	21,672

PepsiCo, Inc. (a)	153	26,508

		48,180

Biotechnology — 4.3%

AbbVie, Inc. (a)	325	43,952

Alnylam Pharmaceuticals, Inc. *	15	2,540

Biogen, Inc. * (a)	55	13,091

BioMarin Pharmaceutical, Inc. *	97	8,574

Neurocrine Biosciences, Inc. *	101	8,639

Regeneron Pharmaceuticals, Inc. *	31	19,529

Vertex Pharmaceuticals, Inc. *	75	16,425

		112,750

Building Products — 1.0%

Trane Technologies plc	136	27,407

Capital Markets — 2.7%

Ameriprise Financial, Inc.	9	2,695

INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — continued

Charles Schwab Corp. (The)	214	17,961

CME Group, Inc.	45	10,360

Intercontinental Exchange, Inc.	79	10,840

Morgan Stanley (a)	248	24,312

S&P Global, Inc.	9	4,452

		70,620

Chemicals — 4.1%

Air Products and Chemicals, Inc.	59	17,861

Celanese Corp.	116	19,544

DuPont de Nemours, Inc.	229	18,508

Eastman Chemical Co.	30	3,648

Linde plc (United Kingdom)	86	29,706

PPG Industries, Inc.	106	18,243

		107,510

Commercial Services & Supplies — 0.1%

Waste Connections, Inc.	19	2,579

Communications Equipment — 0.1%

Juniper Networks, Inc.	40	1,428

Construction Materials — 0.2%

Vulcan Materials Co.	20	4,069

Diversified Financial Services — 0.2%

Voya Financial, Inc.	67	4,449

Electric Utilities — 2.4%

Alliant Energy Corp.	41	2,515

Edison International	185	12,593

FirstEnergy Corp.	340	14,145

NextEra Energy, Inc.	378	35,313

		64,566

Electrical Equipment — 1.1%

Eaton Corp. plc	171	29,479

Electronic Equipment, Instruments & Components — 0.4%

Corning, Inc.	148	5,518

Keysight Technologies, Inc. *	26	5,447

		10,965

Energy Equipment & Services — 0.2%

Baker Hughes Co. (a)	179	4,309

Entertainment — 1.2%

Endeavor Group Holdings, Inc., Class A *	570	19,891

Netflix, Inc. * (a)	18	10,883

		30,774

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	67

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued

Equity Real Estate Investment Trusts (REITs) — 3.5%

American Homes 4 Rent, Class A	148	6,456

Camden Property Trust	18	3,259

Cousins Properties, Inc.	121	4,876

Equinix, Inc.	15	12,404

Host Hotels & Resorts, Inc. *	210	3,647

Invitation Homes, Inc.	118	5,354

Kimco Realty Corp.	363	8,959

Prologis, Inc.	138	23,208

Sun Communities, Inc.	82	17,193

UDR, Inc.	109	6,511

		91,867

Food & Staples Retailing — 0.5%

Costco Wholesale Corp.	23	13,234

Food Products — 1.0%

Hershey Co. (The)	35	6,675

Mondelez International, Inc., Class A (a)	287	18,998

		25,673

Health Care Equipment & Supplies — 2.3%

Abbott Laboratories	76	10,764

Boston Scientific Corp. * (a)	586	24,901

Intuitive Surgical, Inc. *	31	11,113

Zimmer Biomet Holdings, Inc. (a)	110	14,002

		60,780

Health Care Providers & Services — 3.8%

Centene Corp. *	275	22,643

CVS Health Corp. (a)	111	11,478

Humana, Inc.	8	3,818

UnitedHealth Group, Inc. (a)	127	63,649

		101,588

Hotels, Restaurants & Leisure — 3.3%

Booking Holdings, Inc. *	11	27,220

Domino’s Pizza, Inc.	10	5,686

Expedia Group, Inc. *	14	2,596

Hilton Worldwide Holdings, Inc. *	54	8,450

McDonald’s Corp.	126	33,663

Yum! Brands, Inc.	61	8,436

		86,051

Household Durables — 0.7%

KB Home	90	4,033

Mohawk Industries, Inc. *	16	2,829

Toll Brothers, Inc.	158	11,410

		18,272

INVESTMENTS	SHARES (000)	VALUE ($000)

Household Products — 1.3%

Procter & Gamble Co. (The)	215	35,148

Insurance — 1.5%

Arthur J Gallagher & Co.	64	10,893

Hartford Financial Services Group, Inc. (The) (a)	145	9,994

Progressive Corp. (The)	107	11,021

Prudential Financial, Inc.	65	7,065

Ryan Specialty Group Holdings, Inc., Class A *	11	426

		39,399

Interactive Media & Services — 7.6%

Alphabet, Inc., Class A * (a)	37	108,497

Alphabet, Inc., Class C * (a)	10	28,204

Meta Platforms, Inc., Class A *	112	37,574

Snap, Inc., Class A *	373	17,558

ZoomInfo Technologies, Inc., Class A * (a)	178	11,408

		203,241

Internet & Direct Marketing Retail — 5.7%

Amazon.com, Inc. * (a)	45	149,932

IT Services — 4.7%

Affirm Holdings, Inc. *	26	2,584

International Business Machines Corp.	60	8,013

Mastercard, Inc., Class A (a)	181	64,973

PayPal Holdings, Inc. * (a)	41	7,771

Shopify, Inc., Class A (Canada) *	19	25,727

WEX, Inc. *	113	15,823

		124,891

Life Sciences Tools & Services — 2.5%

Danaher Corp.	22	7,114

PerkinElmer, Inc.	44	8,868

Thermo Fisher Scientific, Inc. (a)	76	50,581

		66,563

Machinery — 5.2%

Deere & Co.	97	33,106

Dover Corp.	154	27,948

Ingersoll Rand, Inc.	653	40,411

Otis Worldwide Corp.	67	5,827

Parker-Hannifin Corp.	4	1,308

Stanley Black & Decker, Inc.	157	29,607

		138,207

Media — 1.7%

Charter Communications, Inc., Class A * (a)	28	18,157

Comcast Corp., Class A (a)	441	22,201

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued

Media — continued

Liberty Media Corp.-Liberty SiriusXM, Class A *	76	3,876

		44,234

Metals & Mining — 0.5%

Freeport-McMoRan, Inc.	287	11,976

Multiline Retail — 0.7%

Dollar General Corp.	37	8,667

Dollar Tree, Inc. *	64	8,926

		17,593

Multi-Utilities — 1.3%

Ameren Corp.	85	7,540

CenterPoint Energy, Inc.	631	17,604

DTE Energy Co.	21	2,481

Public Service Enterprise Group, Inc.	98	6,558

		34,183

Oil, Gas & Consumable Fuels — 4.4%

Cheniere Energy, Inc.	37	3,791

Chevron Corp.	213	25,038

ConocoPhillips	410	29,610

Coterra Energy, Inc.	326	6,198

Diamondback Energy, Inc.	200	21,580

EOG Resources, Inc.	44	3,886

ONEOK, Inc.	44	2,593

Phillips 66	76	5,518

Pioneer Natural Resources Co. (a)	100	18,241

		116,455

Personal Products — 1.0%

Estee Lauder Cos., Inc. (The), Class A	70	26,032

Pharmaceuticals — 2.3%

Bristol-Myers Squibb Co. (a)	357	22,261

Eli Lilly & Co.	143	39,476

		61,737

Professional Services — 1.1%

Booz Allen Hamilton Holding Corp.	110	9,365

IHS Markit Ltd.	41	5,401

Leidos Holdings, Inc.	151	13,389

		28,155

Road & Rail — 4.2%

Canadian National Railway Co. (Canada)	43	5,341

CSX Corp.	205	7,714

Knight-Swift Transportation Holdings, Inc.	64	3,887

INVESTMENTS	SHARES (000)	VALUE ($000)

Road & Rail — continued

Lyft, Inc., Class A *	548	23,414

Norfolk Southern Corp. (a)	152	45,172

Old Dominion Freight Line, Inc.	36	13,028

Union Pacific Corp. (a)	48	12,070

		110,626

Semiconductors & Semiconductor Equipment — 8.6%

Advanced Micro Devices, Inc. *	242	34,885

Analog Devices, Inc. (a)	86	15,130

Lam Research Corp.	31	22,609

Microchip Technology, Inc.	15	1,323

NVIDIA Corp. (a)	146	43,032

NXP Semiconductors NV (China)	370	84,242

ON Semiconductor Corp. *	52	3,554

Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	10	1,236

Teradyne, Inc.	8	1,358

Texas Instruments, Inc. (a)	127	23,921

		231,290

Software — 10.5%

Ceridian HCM Holding, Inc. *	240	25,043

HashiCorp, Inc., Class A *	45	4,094

Intuit, Inc.	32	20,557

Microsoft Corp.(a)	580	195,031

salesforce.com, Inc. * (a)	24	6,210

Workday, Inc., Class A *	103	28,205

		279,140

Specialty Retail — 4.7%

AutoZone, Inc. * (a)	3	6,652

Best Buy Co., Inc.	25	2,574

Burlington Stores, Inc. *	56	16,304

Home Depot, Inc. (The) (a)	30	12,638

Lowe’s Cos., Inc.	170	43,906

O’Reilly Automotive, Inc. *	60	42,387

		124,461

Technology Hardware, Storage & Peripherals — 6.4%

Apple, Inc. (a)	843	149,757

Hewlett Packard Enterprise Co.	383	6,042

Seagate Technology Holdings plc	133	15,070

		170,869

Textiles, Apparel & Luxury Goods — 1.3%

NIKE, Inc., Class B	203	33,879

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	69

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued

Wireless Telecommunication Services — 0.6%

T-Mobile US, Inc. *	137	15,933

Total Common Stocks (Cost $1,601,517)		3,202,327

Short-Term Investments — 0.7%

Investment Companies — 0.7%

JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (b) (c) (Cost $18,556)	18,549	18,556

Total Long Positions (Cost $1,620,073)		3,220,883

Short Positions — (21.6)%
Common Stocks — (21.6)%

Aerospace & Defense — (0.4)%

Boeing Co. (The) *	(12)	(2,394)

Hexcel Corp. *	(38)	(1,950)

Huntington Ingalls Industries, Inc.	(34)	(6,300)

L3Harris Technologies, Inc.	(5)	(1,098)

		(11,742)

Air Freight & Logistics — (0.6)%

CH Robinson Worldwide, Inc.	(83)	(8,893)

Expeditors International of Washington, Inc.	(55)	(7,389)

		(16,282)

Auto Components — (0.3)%

BorgWarner, Inc.	(200)	(9,035)

Automobiles — (0.1)%

Ford Motor Co.	(64)	(1,332)

Biotechnology — (0.5)%

Gilead Sciences, Inc.	(31)	(2,215)

Moderna, Inc. *	(39)	(9,816)

		(12,031)

Building Products — (0.1)%

Lennox International, Inc.	(7)	(2,247)

Capital Markets — (0.8)%

Franklin Resources, Inc.	(77)	(2,594)

Goldman Sachs Group, Inc. (The)	(13)	(4,888)

Moody’s Corp.	(10)	(3,737)

MSCI, Inc.	(9)	(5,629)

Northern Trust Corp.	(31)	(3,655)

		(20,503)

Chemicals — (0.2)%

Dow, Inc.	(38)	(2,150)

Ecolab, Inc.	(12)	(2,851)

		(5,001)

INVESTMENTS	SHARES (000)	VALUE ($000)

Commercial Services & Supplies — (0.2)%

Republic Services, Inc.	(34)	(4,753)

Communications Equipment — (0.3)%

Cisco Systems, Inc.	(145)	(9,176)

Consumer Finance — (0.2)%

Discover Financial Services	(55)	(6,401)

Containers & Packaging — (0.9)%

AptarGroup, Inc.	(15)	(1,823)

Ball Corp.	(28)	(2,692)

Crown Holdings, Inc.	(34)	(3,792)

International Paper Co.	(116)	(5,459)

Packaging Corp. of America	(10)	(1,351)

Silgan Holdings, Inc.	(146)	(6,249)

Sonoco Products Co.	(60)	(3,475)

		(24,841)

Diversified Telecommunication Services — (0.8)%

AT&T, Inc.	(333)	(8,197)

Lumen Technologies, Inc.	(509)	(6,389)

Verizon Communications, Inc.	(130)	(6,776)

		(21,362)

Electric Utilities — (1.1)%

American Electric Power Co., Inc.	(93)	(8,231)

Eversource Energy	(74)	(6,763)

Pinnacle West Capital Corp.	(49)	(3,481)

Southern Co. (The)	(141)	(9,642)

		(28,117)

Electrical Equipment — (0.4)%

Acuity Brands, Inc.	(18)	(3,859)

Hubbell, Inc.	(21)	(4,353)

Sensata Technologies Holding plc *	(23)	(1,393)

		(9,605)

Electronic Equipment, Instruments & Components — (0.2)%

Cognex Corp.	(57)	(4,410)

Energy Equipment & Services — (0.2)%

Halliburton Co.	(147)	(3,363)

Schlumberger NV	(86)	(2,578)

		(5,941)

Entertainment — (0.2)%

AMC Entertainment Holdings, Inc., Class A *	(157)	(4,280)

Equity Real Estate Investment Trusts (REITs) — (1.2)%

AvalonBay Communities, Inc.	(12)	(3,023)

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued

Equity Real Estate Investment Trusts (REITs) — continued

Equity Residential	(48)	(4,378)

Iron Mountain, Inc.	(115)	(6,001)

National Retail Properties, Inc.	(149)	(7,142)

Orion Office REIT, Inc. *	(4)	(74)

Realty Income Corp.	(36)	(2,610)

Simon Property Group, Inc.	(23)	(3,720)

SL Green Realty Corp.	(48)	(3,409)

Welltower, Inc.	(31)	(2,632)

		(32,989)

Food & Staples Retailing — (1.6)%

Kroger Co. (The)	(450)	(20,381)

Walgreens Boots Alliance, Inc.	(249)	(12,979)

Walmart, Inc.	(63)	(9,097)

		(42,457)

Food Products — (0.6)%

Campbell Soup Co.	(132)	(5,716)

Conagra Brands, Inc.	(103)	(3,519)

General Mills, Inc.	(19)	(1,250)

Kellogg Co.	(70)	(4,499)

		(14,984)

Gas Utilities — (0.1)%

National Fuel Gas Co.	(47)	(2,974)

Health Care Equipment & Supplies — (0.6)%

Baxter International, Inc.	(60)	(5,168)

Stryker Corp.	(44)	(11,665)

		(16,833)

Health Care Providers & Services — (0.1)%

Henry Schein, Inc. *	(46)	(3,534)

Hotels, Restaurants & Leisure — (0.4)%

Starbucks Corp.	(86)	(10,075)

Household Products — (0.6)%

Clorox Co. (The)	(68)	(11,851)

Colgate-Palmolive Co.	(48)	(4,097)

		(15,948)

Industrial Conglomerates — (0.8)%

3M Co.	(74)	(13,115)

General Electric Co.	(75)	(7,131)

		(20,246)

Insurance — (0.1)%

Aon plc, Class A	(8)	(2,340)

INVESTMENTS	SHARES (000)	VALUE ($000)

Internet & Direct Marketing Retail — (0.2)%

eBay, Inc.	(83)	(5,551)

IT Services — (0.8)%

Cognizant Technology Solutions Corp., Class A	(50)	(4,450)

DXC Technology Co. *	(37)	(1,183)

Jack Henry & Associates, Inc.	(23)	(3,759)

Paychex, Inc.	(43)	(5,862)

Western Union Co. (The)	(356)	(6,360)

		(21,614)

Life Sciences Tools & Services — (0.2)%

Waters Corp. *	(17)	(6,157)

Machinery — (0.8)%

Caterpillar, Inc.	(31)	(6,364)

Illinois Tool Works, Inc.	(43)	(10,594)

PACCAR, Inc.	(56)	(4,908)

		(21,866)

Media — (0.9)%

Interpublic Group of Cos., Inc. (The)	(197)	(7,381)

Omnicom Group, Inc.	(223)	(16,306)

ViacomCBS, Inc.	(44)	(1,335)

		(25,022)

Multiline Retail — (0.3)%

Kohl’s Corp.	(30)	(1,460)

Macy’s, Inc.	(53)	(1,381)

Target Corp.	(19)	(4,381)

		(7,222)

Multi-Utilities — (0.5)%

CMS Energy Corp.	(39)	(2,535)

Consolidated Edison, Inc.	(89)	(7,593)

Dominion Energy, Inc.	(34)	(2,661)

		(12,789)

Oil, Gas & Consumable Fuels — (1.5)%

Enbridge, Inc. (Canada)	(282)	(11,040)

Exxon Mobil Corp.	(205)	(12,572)

Hess Corp.	(87)	(6,467)

HollyFrontier Corp.	(53)	(1,747)

Kinder Morgan, Inc.	(66)	(1,043)

Marathon Oil Corp.	(357)	(5,858)

		(38,727)

Pharmaceuticals — (0.3)%

Merck & Co., Inc.	(60)	(4,636)

Pfizer, Inc.	(47)	(2,755)

		(7,391)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	71

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued

Professional Services — (0.2)%

TransUnion	(38)	(4,490)

Road & Rail — (0.3)%

Canadian Pacific Railway Ltd. (Canada)	(18)	(1,280)

JB Hunt Transport Services, Inc.	(6)	(1,178)

Werner Enterprises, Inc.	(104)	(4,947)

		(7,405)

Semiconductors & Semiconductor Equipment — (0.8)%

Broadcom, Inc.	(12)	(7,845)

Intel Corp.	(106)	(5,434)

QUALCOMM, Inc.	(45)	(8,203)

		(21,482)

Software — (0.6)%

Citrix Systems, Inc.	(25)	(2,335)

Oracle Corp.	(66)	(5,732)

Palantir Technologies, Inc., Class A *	(57)	(1,034)

Splunk, Inc. *	(35)	(4,002)

VMware, Inc., Class A	(21)	(2,407)

		(15,510)

Specialty Retail — 0.0% (d)

CarMax, Inc. *	(10)	(1,255)

Technology Hardware, Storage & Peripherals — (0.3)%

NetApp, Inc.	(53)	(4,855)

Xerox Holdings Corp.	(84)	(1,905)

		(6,760)

INVESTMENTS	SHARES (000)	VALUE ($000)

Textiles, Apparel & Luxury Goods — 0.0% (d)

VF Corp.	(17)	(1,276)

Trading Companies & Distributors — (0.2)%

Fastenal Co.	(91)	(5,821)

Water Utilities — (0.1)%

Essential Utilities, Inc.	(51)	(2,733)

Total Common Stocks (Proceeds $(553,216))		(572,510)

Total Short Positions (Proceeds $(553,216))		(572,510)

Total Investments — 100.1% (Cost $1,066,857)		2,648,373
Liabilities in Excess of Other Assets — (0.1)%		(2,571)

NET ASSETS — 100.0%		2,645,802

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $787,357.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2021.
(d)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

JPMorgan U.S. Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.8%

Aerospace & Defense — 0.8%

Northrop Grumman Corp.	52	20,091

Raytheon Technologies Corp.	325	27,927

		48,018

Air Freight & Logistics — 1.1%

FedEx Corp.	79	20,366

United Parcel Service, Inc., Class B	212	45,434

		65,800

Airlines — 0.2%

Southwest Airlines Co. *	291	12,449

Auto Components — 0.3%

Aptiv plc *	37	6,029

Magna International, Inc. (Canada)	131	10,600

		16,629

Automobiles — 2.4%

General Motors Co. *	235	13,773

Rivian Automotive, Inc., Class A *	44	4,539

Tesla, Inc. *	117	123,381

		141,693

Banks — 3.8%

Bank of America Corp.	697	31,004

Citigroup, Inc.	554	33,482

Fifth Third Bancorp	324	14,115

Regions Financial Corp.	785	17,103

SVB Financial Group *	15	9,898

Truist Financial Corp.	365	21,365

US Bancorp	643	36,126

Wells Fargo & Co.	1,323	63,484

		226,577

Beverages — 1.2%

Coca-Cola Co. (The)	894	52,910

Constellation Brands, Inc., Class A	85	21,212

		74,122

Biotechnology — 2.3%

AbbVie, Inc.	510	69,070

Biogen, Inc. *	46	11,111

BioMarin Pharmaceutical, Inc. *	35	3,057

Moderna, Inc. *	22	5,588

Neurocrine Biosciences, Inc. *	35	2,998

Regeneron Pharmaceuticals, Inc. *	40	25,463

Vertex Pharmaceuticals, Inc. *	106	23,248

		140,535

INVESTMENTS	SHARES (000)	VALUE ($000)

Building Products — 1.2%

Johnson Controls International plc	228	18,563

Masco Corp.	187	13,127

Trane Technologies plc	198	39,945

		71,635

Capital Markets — 3.2%

Goldman Sachs Group, Inc. (The)	81	30,943

Intercontinental Exchange, Inc.	136	18,666

Morgan Stanley	277	27,167

S&P Global, Inc.	109	51,375

State Street Corp.	370	34,374

T. Rowe Price Group, Inc.	153	30,113

		192,638

Chemicals — 1.9%

Air Products and Chemicals, Inc.	29	8,856

Celanese Corp.	51	8,527

DuPont de Nemours, Inc.	224	18,089

Eastman Chemical Co.	235	28,372

Linde plc (United Kingdom)	55	18,993

PPG Industries, Inc.	179	30,916

		113,753

Commercial Services & Supplies — 0.1%

Cintas Corp.	15	6,741

Communications Equipment — 0.1%

Motorola Solutions, Inc.	21	5,660

Consumer Finance — 0.3%

Capital One Financial Corp.	123	17,910

Containers & Packaging — 0.3%

Avery Dennison Corp.	49	10,612

Westrock Co.	154	6,840

		17,452

Diversified Financial Services — 1.4%

Berkshire Hathaway, Inc., Class B *	266	79,480

Voya Financial, Inc.	72	4,755

		84,235

Diversified Telecommunication Services — 0.3%

Verizon Communications, Inc.	348	18,095

Electric Utilities — 1.9%

Edison International	166	11,357

Evergy, Inc.	205	14,044

Exelon Corp.	209	12,095

FirstEnergy Corp.	510	21,228

NextEra Energy, Inc.	588	54,859

		113,583

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	73

JPMorgan U.S. Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Electrical Equipment — 0.6%

Eaton Corp. plc	209	36,084

Entertainment — 0.9%

Netflix, Inc. *	74	44,862

Walt Disney Co. (The) *	72	11,128

		55,990

Equity Real Estate Investment Trusts (REITs) — 2.6%

Camden Property Trust	103	18,403

Equinix, Inc.	22	18,866

Equity LifeStyle Properties, Inc.	138	12,054

Host Hotels & Resorts, Inc. *	284	4,939

Kimco Realty Corp.	382	9,416

Prologis, Inc.	268	45,108

SBA Communications Corp.	29	11,243

Sun Communities, Inc.	74	15,512

UDR, Inc.	43	2,556

Ventas, Inc.	295	15,063

		153,160

Food Products — 0.5%

Mondelez International, Inc., Class A	451	29,911

Health Care Equipment & Supplies — 2.8%

Abbott Laboratories	291	40,933

ABIOMED, Inc. *	6	2,323

Baxter International, Inc.	88	7,571

Becton Dickinson and Co.	63	15,816

Boston Scientific Corp. *	509	21,642

Dexcom, Inc. *	14	7,292

Intuitive Surgical, Inc. *	29	10,474

Medtronic plc	365	37,806

Zimmer Biomet Holdings, Inc.	178	22,629

		166,486

Health Care Providers & Services — 2.9%

Anthem, Inc.	90	41,606

Centene Corp. *	313	25,790

Humana, Inc.	26	12,014

McKesson Corp.	29	7,258

UnitedHealth Group, Inc.	171	85,821

		172,489

Hotels, Restaurants & Leisure — 1.7%

Booking Holdings, Inc. *	10	24,031

Hilton Worldwide Holdings, Inc. *	110	17,167

McDonald’s Corp.	213	57,153

Royal Caribbean Cruises Ltd. *	32	2,448

		100,799

INVESTMENTS	SHARES (000)	VALUE ($000)

Household Durables — 0.6%

DR Horton, Inc.	20	2,189

Lennar Corp., Class A	239	27,718

Toll Brothers, Inc.	115	8,289

		38,196

Household Products — 1.5%

Kimberly-Clark Corp.	130	18,633

Procter & Gamble Co. (The)	445	72,852

		91,485

Industrial Conglomerates — 0.4%

Honeywell International, Inc.	100	20,941

Insurance — 1.8%

Chubb Ltd.	146	28,207

Hartford Financial Services Group, Inc. (The)	350	24,141

Progressive Corp. (The)	389	39,958

Prudential Financial, Inc.	111	12,034

Travelers Cos., Inc. (The)	36	5,639

		109,979

Interactive Media & Services — 7.0%

Alphabet, Inc., Class A *	57	163,907

Alphabet, Inc., Class C *	43	124,647

Meta Platforms, Inc., Class A *	355	119,277

ZoomInfo Technologies, Inc., Class A*	142	9,129

		416,960

Internet & Direct Marketing Retail — 4.0%

Amazon.com, Inc. *	71	236,585

IT Services — 4.7%

Accenture plc, Class A	165	68,575

FleetCor Technologies, Inc. *	66	14,679

International Business Machines Corp.	220	29,392

Mastercard, Inc., Class A	232	83,540

PayPal Holdings, Inc. *	62	11,746

Shopify, Inc., Class A (Canada)*	6	7,989

Visa, Inc., Class A	304	65,946

		281,867

Life Sciences Tools & Services — 1.7%

Danaher Corp.	57	18,721

Illumina, Inc. *	21	8,049

PerkinElmer, Inc.	22	4,504

Thermo Fisher Scientific, Inc.	105	69,980

		101,254

Machinery — 2.4%

Deere & Co.	142	48,686

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Machinery — continued

Ingersoll Rand, Inc.	163	10,094

Otis Worldwide Corp.	362	31,493

Parker-Hannifin Corp.	68	21,624

Stanley Black & Decker, Inc.	174	32,811

		144,708

Media — 1.1%

Charter Communications, Inc., Class A *	32	21,186

Comcast Corp., Class A	856	43,063

Fox Corp., Class A	34	1,258

		65,507

Metals & Mining — 0.1%

Freeport-McMoRan, Inc.	180	7,500

Multiline Retail — 0.7%

Dollar General Corp.	22	5,193

Dollar Tree, Inc. *	49	6,851

Target Corp.	117	26,970

		39,014

Multi-Utilities — 0.6%

CenterPoint Energy, Inc.	832	23,218

DTE Energy Co.	98	11,763

		34,981

Oil, Gas & Consumable Fuels — 2.7%

Cheniere Energy, Inc.	70	7,049

Chevron Corp.	303	35,590

ConocoPhillips	599	43,205

Coterra Energy, Inc.	69	1,310

Diamondback Energy, Inc.	226	24,389

EOG Resources, Inc.	161	14,262

Phillips 66	29	2,137

Pioneer Natural Resources Co.	150	27,232

Williams Cos., Inc. (The)	171	4,443

		159,617

Personal Products — 0.4%

Estee Lauder Cos., Inc. (The), Class A	57	21,212

Pharmaceuticals — 3.5%

Bristol-Myers Squibb Co.	779	48,543

Eli Lilly & Co.	207	57,278

Johnson & Johnson	345	59,035

Merck & Co., Inc.	296	22,661

Pfizer, Inc.	328	19,396

		206,913

INVESTMENTS	SHARES (000)	VALUE ($000)

Professional Services — 0.4%

Booz Allen Hamilton Holding Corp.	80	6,813

Leidos Holdings, Inc.	169	15,024

		21,837

Road & Rail — 1.0%

Lyft, Inc., Class A *	156	6,675

Norfolk Southern Corp.	110	32,851

Union Pacific Corp.	86	21,644

		61,170

Semiconductors & Semiconductor Equipment — 7.1%

Advanced Micro Devices, Inc. *	343	49,417

Analog Devices, Inc.	222	38,960

Applied Materials, Inc.	288	45,282

Intel Corp.	87	4,478

KLA Corp.	22	9,419

Lam Research Corp.	71	51,040

Microchip Technology, Inc.	139	12,071

Micron Technology, Inc.	65	6,023

NVIDIA Corp.	329	96,697

NXP Semiconductors NV (China)	155	35,389

QUALCOMM, Inc.	103	18,864

Texas Instruments, Inc.	290	54,710

		422,350

Software — 9.2%

Ceridian HCM Holding, Inc. *	26	2,747

Fortinet, Inc. *	21	7,394

Intuit, Inc.	89	57,281

Microsoft Corp.	1,265	425,449

Oracle Corp.	241	21,024

salesforce.com, Inc. *	88	22,246

Workday, Inc., Class A *	74	20,098

		556,239

Specialty Retail — 3.5%

AutoZone, Inc. *	5	11,430

Best Buy Co., Inc.	216	21,979

Home Depot, Inc. (The)	105	43,727

Lowe’s Cos., Inc.	255	65,944

O’Reilly Automotive, Inc. *	59	41,795

TJX Cos., Inc. (The)	309	23,491

		208,366

Technology Hardware, Storage & Peripherals — 7.3%

Apple, Inc.	2,322	412,377

Seagate Technology Holdings plc	279	31,547

		443,924

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	75

JPMorgan U.S. Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Textiles, Apparel & Luxury Goods — 0.8%

NIKE, Inc., Class B	276	45,926

Tobacco — 0.9%

Altria Group, Inc.	532	25,209

Philip Morris International, Inc.	318	30,199

		55,408

Wireless Telecommunication Services — 0.6%

T-Mobile US, Inc.*	290	33,606

Total Common Stocks (Cost $3,007,759)		5,907,989

Short-Term Investments — 1.2%

Investment Companies — 1.2%

JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b) (Cost $73,488)	73,464	73,494

Total Investments — 100.0% (Cost $3,081,247)		5,981,483
Other Assets Less Liabilities — 0.0% (c)		329

NET ASSETS — 100.0%		5,981,812

Percentages indicated are based on net assets.

Abbreviations

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2021.
(c)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

Futures contracts outstanding as of December 31, 2021 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	288	03/2022	USD	68,519	1,105

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

JPMorgan U.S. Sustainable Leaders Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.1%

Auto Components — 1.8%

Aptiv plc *	22	3,606

Automobiles — 0.4%

Rivian Automotive, Inc., Class A * (a)	7	723

Banks — 5.9%

Bank of America Corp.	128	5,709

Citigroup, Inc.	44	2,657

Fifth Third Bancorp	35	1,536

SVB Financial Group *	2	1,682

		11,584

Biotechnology — 1.0%

Amgen, Inc.	9	1,939

Building Products — 2.7%

Trane Technologies plc	21	4,228

Trex Co., Inc. *	9	1,187

		5,415

Capital Markets — 3.7%

Morgan Stanley	26	2,503

S&P Global, Inc.	5	2,289

State Street Corp.	27	2,544

		7,336

Containers & Packaging — 1.5%

Ball Corp.	31	2,959

Diversified Financial Services — 1.6%

Voya Financial, Inc.	49	3,237

Diversified Telecommunication Services — 1.5%

Verizon Communications, Inc.	56	2,928

Electric Utilities — 2.5%

NextEra Energy, Inc.	42	3,896

Xcel Energy, Inc.	14	967

		4,863

Electrical Equipment — 2.4%

Eaton Corp. plc	28	4,842

Electronic Equipment, Instruments & Components — 0.6%

Itron, Inc. *	19	1,277

Entertainment — 1.9%

Walt Disney Co. (The) *	25	3,840

Equity Real Estate Investment Trusts (REITs) — 4.2%

American Tower Corp.	7	1,971

Boston Properties, Inc.	15	1,773

Equinix, Inc.	2	2,072

Prologis, Inc.	15	2,536

		8,352

Food & Staples Retailing — 2.7%

Costco Wholesale Corp.	10	5,393

INVESTMENTS	SHARES (000)	VALUE ($000)

Food Products — 0.4%

General Mills, Inc.	13	891

Health Care Equipment & Supplies — 1.9%

Boston Scientific Corp. *	54	2,278

Hologic, Inc. *	21	1,578

		3,856

Health Care Providers & Services — 1.9%

UnitedHealth Group, Inc.	8	3,861

Insurance — 1.8%

MetLife, Inc.	24	1,507

Progressive Corp. (The)	21	2,151

		3,658

Interactive Media & Services — 3.2%

Alphabet, Inc., Class A *	2	6,373

Internet & Direct Marketing Retail — 0.7%

Etsy, Inc. *	6	1,344

IT Services — 4.8%

Accenture plc, Class A	4	1,849

Affirm Holdings, Inc. *	4	395

Mastercard, Inc., Class A	18	6,368

Shopify, Inc., Class A (Canada) *	1	826

		9,438

Life Sciences Tools & Services — 6.5%

Agilent Technologies, Inc.	17	2,776

Illumina, Inc. *	3	1,065

IQVIA Holdings, Inc. *	15	4,226

Thermo Fisher Scientific, Inc.	7	4,658

		12,725

Machinery — 4.9%

Deere & Co.	11	3,741

Ingersoll Rand, Inc.	69	4,246

Xylem, Inc.	14	1,652

		9,639

Multiline Retail — 1.0%

Target Corp.	9	2,061

Personal Products — 1.3%

Estee Lauder Cos., Inc. (The), Class A	7	2,625

Pharmaceuticals — 3.6%

Bristol-Myers Squibb Co.	56	3,479

Merck & Co., Inc.	49	3,746

		7,225

Road & Rail — 1.1%

Norfolk Southern Corp.	8	2,272

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	77

JPMorgan U.S. Sustainable Leaders Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Semiconductors & Semiconductor Equipment — 6.8%

Lam Research Corp.	5	3,262

NVIDIA Corp.	10	3,032

NXP Semiconductors NV (China)	13	3,057

SolarEdge Technologies, Inc. *	4	1,117

Texas Instruments, Inc.	15	2,744

		13,212

Software — 12.9%

Adobe, Inc. *	1	641

Autodesk, Inc. *	4	1,130

Cadence Design Systems, Inc. *	13	2,380

Ceridian HCM Holding, Inc. *	20	2,057

Intuit, Inc.	5	3,274

Microsoft Corp.	47	15,877

		25,359

Specialty Retail — 4.8%

Best Buy Co., Inc.	23	2,336

Home Depot, Inc. (The)	13	5,390

TJX Cos., Inc. (The)	24	1,840

		9,566

Technology Hardware, Storage & Peripherals — 5.0%

Apple, Inc.	56	9,956

Textiles, Apparel & Luxury Goods — 1.1%

VF Corp.	29	2,116

Total Common Stocks (Cost $153,421)		194,471

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.6%

Investment Companies — 1.3%

JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (b) (c) (Cost $2,574)	2,573	2,574

Investment of Cash Collateral from Securities Loaned — 0.3%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) ( c) (Cost $544)	544	544

Total Short-Term Investments (Cost $3,118)		3,118

Total Investments — 99.7% (Cost $156,539)		197,589
Other Assets Less Liabilities — 0.3%		513

NET ASSETS — 100.0%		198,102

Percentages indicated are based on net assets.

Abbreviations

(a)	The security or a portion of this security is on loan at December 31, 2021. The total value of securities on loan at December 31, 2021 is $532.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of December 31, 2021 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
E-Mini S&P 500 ESG Index	14	03/2022	USD	2,899	34

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

JPMorgan U.S. Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.6%

Aerospace & Defense — 4.0%

General Dynamics Corp.	141	29,329

Northrop Grumman Corp.	65	25,245

Raytheon Technologies Corp.	369	31,723

		86,297

Air Freight & Logistics — 1.0%

United Parcel Service, Inc., Class B	96	20,577

Airlines — 0.8%

Southwest Airlines Co. *	390	16,706

Banks — 10.8%

Bank of America Corp.	1,025	45,606

Citigroup, Inc.	605	36,506

Citizens Financial Group, Inc.	201	9,501

M&T Bank Corp.	79	12,197

PNC Financial Services Group, Inc. (The)	144	28,815

Truist Financial Corp.	541	31,689

US Bancorp	264	14,813

Wells Fargo & Co.	1,102	52,857

		231,984

Beverages — 0.5%

PepsiCo, Inc.	65	11,371

Biotechnology — 2.3%

AbbVie, Inc.	180	24,322

Amgen, Inc.	46	10,397

Biogen, Inc. *	13	3,001

Vertex Pharmaceuticals, Inc. *	55	12,056

		49,776

Building Products — 0.7%

Trane Technologies plc	70	14,138

Capital Markets — 8.5%

BlackRock, Inc.	55	50,240

Charles Schwab Corp. (The)	284	23,921

Goldman Sachs Group, Inc. (The)	64	24,668

Morgan Stanley	415	40,752

S&P Global, Inc.	34	15,810

T. Rowe Price Group, Inc.	137	27,031

		182,422

Chemicals — 3.1%

Air Products and Chemicals, Inc.	89	26,942

Axalta Coating Systems Ltd. *	977	32,365

DuPont de Nemours, Inc.	82	6,648

		65,955

INVESTMENTS	SHARES (000)	VALUE ($000)

Commercial Services & Supplies — 0.6%

Republic Services, Inc.	99	13,765

Construction Materials — 1.1%

Vulcan Materials Co.	112	23,350

Consumer Finance — 2.1%

American Express Co.	138	22,573

Capital One Financial Corp.	154	22,292

		44,865

Containers & Packaging — 0.3%

Ball Corp.	65	6,258

Diversified Financial Services — 2.0%

Berkshire Hathaway, Inc., Class B *	142	42,547

Electric Utilities — 1.7%

Entergy Corp.	60	6,709

NextEra Energy, Inc.	214	20,000

Xcel Energy, Inc.	158	10,718

		37,427

Electrical Equipment — 1.2%

Eaton Corp. plc	155	26,705

Entertainment — 0.6%

Walt Disney Co. (The) *	81	12,578

Equity Real Estate Investment Trusts (REITs) — 1.6%

AvalonBay Communities, Inc.	33	8,375

Host Hotels & Resorts, Inc. *	694	12,060

Ventas, Inc.	175	8,925

Vornado Realty Trust	110	4,619

		33,979

Food & Staples Retailing — 1.0%

Walmart, Inc.	156	22,579

Food Products — 0.8%

Mondelez International, Inc., Class A	264	17,503

Health Care Equipment & Supplies — 3.1%

Becton Dickinson and Co.	85	21,322

Boston Scientific Corp. *	127	5,399

Medtronic plc	247	25,567

Zimmer Biomet Holdings, Inc.	122	15,499

		67,787

Health Care Providers & Services — 4.8%

Anthem, Inc.	30	13,785

Cigna Corp.	109	25,086

Humana, Inc.	34	15,757

UnitedHealth Group, Inc.	99	49,807

		104,435

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	79

JPMorgan U.S. Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Hotels, Restaurants & Leisure — 1.7%

Booking Holdings, Inc. *	7	16,168

McDonald’s Corp.	76	20,325

		36,493

Household Durables — 0.4%

Newell Brands, Inc.	359	7,832

Household Products — 1.1%

Procter & Gamble Co. (The)	151	24,620

Insurance — 3.9%

Chubb Ltd.	108	20,833

Hartford Financial Services Group, Inc. (The)	284	19,582

Loews Corp.	151	8,728

Marsh & McLennan Cos., Inc.	58	10,020

MetLife, Inc.	245	15,310

Prudential Financial, Inc.	87	9,415

		83,888

Interactive Media & Services — 1.7%

Alphabet, Inc., Class C *	13	36,508

IT Services — 1.0%

Fidelity National Information Services, Inc.	90	9,862

International Business Machines Corp.	93	12,447

		22,309

Machinery — 3.5%

Dover Corp.	193	35,021

Parker-Hannifin Corp.	106	33,716

Stanley Black & Decker, Inc.	31	5,931

		74,668

Media — 1.6%

Comcast Corp., Class A	683	34,362

Multiline Retail — 0.9%

Dollar General Corp.	80	18,843

Multi-Utilities — 1.4%

CMS Energy Corp.	348	22,638

Public Service Enterprise Group, Inc.	106	7,092

		29,730

Oil, Gas & Consumable Fuels — 5.5%

Chevron Corp.	260	30,513

ConocoPhillips	713	51,498

EOG Resources, Inc.	326	28,960

Valero Energy Corp.	112	8,421

		119,392

Pharmaceuticals — 5.3%

Bristol-Myers Squibb Co.	613	38,229

Eli Lilly & Co.	91	25,151

Johnson & Johnson	169	28,865

Merck & Co., Inc.	93	7,135

INVESTMENTS	SHARES (000)	VALUE ($000)

Pharmaceuticals — continued

Pfizer, Inc.	256	15,100

		114,480

Road & Rail — 1.1%

CSX Corp.	640	24,053

Semiconductors & Semiconductor Equipment — 4.9%

Analog Devices, Inc.	196	34,502

Lam Research Corp.	13	9,220

NXP Semiconductors NV (China)	116	26,516

Texas Instruments, Inc.	192	36,105

		106,343

Software — 1.6%

Microsoft Corp.	102	34,414

Specialty Retail — 5.8%

AutoZone, Inc. *	12	26,201

Gap, Inc. (The)	442	7,800

Home Depot, Inc. (The)	71	29,616

Lowe’s Cos., Inc.	98	25,354

O’Reilly Automotive, Inc. *	15	10,876

TJX Cos., Inc. (The)	330	25,043

		124,890

Technology Hardware, Storage & Peripherals — 0.6%

Apple, Inc.	70	12,467

Textiles, Apparel & Luxury Goods — 1.2%

NIKE, Inc., Class B	160	26,690

Tobacco — 1.2%

Philip Morris International, Inc.	281	26,709

Wireless Telecommunication Services — 0.6%

T-Mobile US, Inc. *	119	13,790

Total Common Stocks (Cost $1,479,194)		2,105,485

Short-Term Investments — 3.1%

Investment Companies — 3.1%

JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b) (Cost $66,004)	65,978	66,004

Total Investments — 100.7% (Cost $1,545,198)		2,171,489
Liabilities in Excess of Other Assets — (0.7)%		(14,709)

NET ASSETS — 100.0%		2,156,780

Percentages indicated are based on net assets.

Abbreviations

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2021.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

THIS PAGE IS INTENTIONALLY LEFT BLANK

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	81

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2021 (Unaudited)

(Amounts in thousands, except per share amounts)

	JPMorgan Equity Focus Fund		JPMorgan Equity Income Fund		JPMorgan Equity Premium Income Fund		JPMorgan Hedged Equity Fund
ASSETS:
Investments in non-affiliates, at value	$140,479		$50,133,261		$2,100,783		$18,974,713
Investments in affiliates, at value	3,975		1,034,986		7,184		1,296,982
Options purchased, at value	—		—		—		354,537
Cash	—	(a)	8		34,762		—
Deposits at broker for futures contracts	—		—		—		90,446
Receivables:
Investment securities sold	—		—		35,586		1,521,847
Fund shares sold	5		30,340		4,157		66,266
Interest from non-affiliates	—		—		7,533		—
Dividends from non-affiliates	68		75,664		2,188		15,225
Dividends from affiliates	—	(a)	2		—	(a)	2
Securities lending income (See Note 2.C.)	—		—	(a)	—		—
Variation margin on futures contracts	—		—		709		—
Other assets	—		—		84		—

Total Assets	144,527		51,274,261		2,192,986		22,320,018

LIABILITIES:
Payables:
Distributions	—		—	(a)	489		—
Investment securities purchased	—		—		42,999		2,389,608
Fund shares redeemed	19		135,776		6,215		14,335
Variation margin on futures contracts	—		—		—		5,683
Outstanding options written, at fair value	—		—		—		344,763
Accrued liabilities:
Investment advisory fees	53		16,867		413		4,095
Administration fees	5		1,365		124		1,035
Distribution fees	5		2,071		371		730
Service fees	22		5,688		405		3,719
Custodian and accounting fees	11		517		20		223
Trustees’ and Chief Compliance Officer’s fees	—	(a)	—	(a)	4		—
Other	74		951		1		19

Total Liabilities	189		163,235		51,041		2,764,210

Net Assets	$144,338		$51,111,026		$2,141,945		$19,555,808

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

	JPMorgan Equity Focus Fund	JPMorgan Equity Income Fund	JPMorgan Equity Premium Income Fund	JPMorgan Hedged Equity Fund
NET ASSETS:
Paid-in-Capital	$89,018	$34,147,475	$2,033,006	$15,670,227
Total distributable earnings (loss)	55,320	16,963,551	108,939	3,885,581

Total Net Assets	$144,338	$51,111,026	$2,141,945	$19,555,808

Net Assets:
Class A	$11,819	$5,069,630	$516,483	$1,913,441
Class C	4,742	1,484,655	454,267	515,143
Class I	91,261	19,638,384	1,115,036	15,257,745
Class R2	—	76,797	—	—
Class R3	—	262,607	—	—
Class R4	—	228,730	—	—
Class R5	—	1,640,250	76	6,393
Class R6	36,516	22,709,973	56,083	1,863,086

Total	$144,338	$51,111,026	$2,141,945	$19,555,808

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	347	216,609	32,371	71,197
Class C	149	64,862	28,471	19,299
Class I	2,615	823,214	69,869	565,894
Class R2	—	3,298	—	—
Class R3	—	11,230	—	—
Class R4	—	9,595	—	—
Class R5	—	68,700	5	237
Class R6	1,053	951,998	3,515	68,941
Net Asset Value (a):
Class A — Redemption price per share	$34.05	$23.40	$15.96	$26.88
Class C — Offering price per share (b)	31.91	22.89	15.96	26.69
Class I — Offering and redemption price per share	34.90	23.86	15.96	26.96
Class R2 — Offering and redemption price per share	—	23.28	—	—
Class R3 — Offering and redemption price per share	—	23.39	—	—
Class R4 — Offering and redemption price per share	—	23.84	—	—
Class R5 — Offering and redemption price per share	—	23.88	15.96	27.01
Class R6 — Offering and redemption price per share	34.67	23.86	15.96	27.02
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$35.94	$24.70	$16.84	$28.37

Cost of investments in non-affiliates	$84,749	$33,181,428	$1,909,394	$11,725,472
Cost of investments in affiliates	3,975	1,035,032	7,184	1,296,982
Cost of options purchased	—	—	—	347,125
Premiums received from options written	—	—	—	342,970

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	83

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Hedged Equity 2 Fund		JPMorgan Hedged Equity 3 Fund		JPMorgan Large Cap Growth Fund		JPMorgan Large Cap Value Fund
ASSETS:
Investments in non-affiliates, at value	$3,915,780		$2,336,570		$40,643,085		$3,120,239
Investments in affiliates, at value	143,550		16,682		292,250		3,146
Investment of cash collateral received from securities loaned, at value (See Note 2.C.)	—		—		137,610		37,788
Options purchased, at value	10,351		15,607		—		—
Cash	809		419		24		85
Foreign currency, at value	2		1		—		—
Deposits at broker for futures contracts	1,005		752		—		—
Deferred offering costs (See Note 2.J.)	18		18		—		—
Receivables:
Investment securities sold	3,180		2,358		—		—
Fund shares sold	14,760		8,647		22,832		1,416
Dividends from non-affiliates	2,802		1,709		5,979		2,408
Dividends from affiliates	—	(a)	—	(a)	1		—	(a)
Securities lending income (See Note 2.C.)	—		—		21		2
Other assets	391		635		—		95

Total Assets	4,092,648		2,383,398		41,101,802		3,165,179

LIABILITIES:
Payables:
Investment securities purchased	117,841		3,055		—		—
Collateral received on securities loaned (See Note 2.C.)	—		—		137,610		37,788
Fund shares redeemed	13,471		2,337		137,855		12,659
Variation margin on futures contracts	73		49		—		—
Outstanding options written, at fair value	66,207		59,391		—		—
Accrued liabilities:
Investment advisory fees	745		455		14,261		934
Administration fees	225		141		456		130
Distribution fees	154		64		1,767		88
Service fees	661		374		3,966		301
Custodian and accounting fees	41		25		440		27
Trustees’ and Chief Compliance Officer’s fees	—	(a)	—	(a)	—	(a)	—	(a)
Other	2		427		353		80

Total Liabilities	199,420		66,318		296,708		52,007

Net Assets	$3,893,228		$2,317,080		$40,805,094		$3,113,172

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

	JPMorgan Hedged Equity 2 Fund	JPMorgan Hedged Equity 3 Fund	JPMorgan Large Cap Growth Fund	JPMorgan Large Cap Value Fund
NET ASSETS:
Paid-in-Capital	$3,683,067	$2,204,171	$23,647,490	$2,627,814
Total distributable earnings (loss)	210,161	112,909	17,157,604	485,358

Total Net Assets	$3,893,228	$2,317,080	$40,805,094	$3,113,172

Net Assets:
Class A	$233,103	$94,246	$5,267,927	$212,700
Class C	180,578	78,261	829,593	62,881
Class I	2,970,051	1,730,595	11,651,360	1,262,516
Class R2	—	—	137,088	11,922
Class R3	—	—	294,369	6,182
Class R4	—	—	245,696	191
Class R5	582	20	931,637	24,769
Class R6	508,914	413,958	21,447,424	1,532,011

Total	$3,893,228	$2,317,080	$40,805,094	$3,113,172

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	13,652	5,582	87,270	11,012
Class C	10,591	4,643	20,388	3,424
Class I	173,771	102,347	188,135	66,722
Class R2	—	—	2,412	623
Class R3	—	—	4,841	328
Class R4	—	—	3,975	10
Class R5	34	1	14,544	1,293
Class R6	29,750	24,462	330,764	80,611
Net Asset Value (a):
Class A — Redemption price per share	$17.07	$16.88	$60.36	$19.32
Class C — Offering price per share (b)	17.05	16.85	40.69	18.37
Class I — Offering and redemption price per share	17.09	16.91	61.93	18.92
Class R2 — Offering and redemption price per share	—	—	56.84	19.12
Class R3 — Offering and redemption price per share	—	—	60.81	18.88
Class R4 — Offering and redemption price per share	—	—	61.80	19.34
Class R5 — Offering and redemption price per share	17.10	16.92	64.06	19.15
Class R6 — Offering and redemption price per share	17.11	16.92	64.84	19.00
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$18.02	$17.82	$63.70	$20.39

Cost of investments in non-affiliates	$3,577,277	$2,137,943	$24,052,214	$2,622,002
Cost of investments in affiliates	143,550	16,682	292,240	3,146
Cost of options purchased	64,016	54,814	—	—
Cost of foreign currency	2	1	—	—
Investment securities on loan, at value (See Note 2.C.)	—	—	134,368	36,685
Cost of investment of cash collateral (See Note 2.C.)	—	—	137,610	37,788
Premiums received from options written	65,775	58,130	—	—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	85

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan U.S. Applied Data Science Value Fund (formerly known as JPMorgan Intrepid Value Fund)		JPMorgan U.S. Equity Fund	JPMorgan U.S. GARP Equity Fund		JPMorgan U.S. Large Cap Core Plus Fund
ASSETS:
Investments in non-affiliates, at value	$240,871		$22,300,376	$1,325,785		$3,202,327
Investments in affiliates, at value	5,269		305,526	17,035		18,556
Investment of cash collateral received from securities loaned, at value (See Note 2.C.)	—		65,204	3,659		—
Cash	4		10	819		4
Deposits at broker for futures contracts	297		7,042	1,005		—
Receivables:
Investment securities sold	—		19,452	584		16,151
Fund shares sold	95		45,147	127		1,135
Dividends from non-affiliates	178		9,099	492		1,668
Dividends from affiliates	—	(a)	1	—	(a)	—	(a)
Securities lending income (See Note 2.C.)	—	(a)	8	—	(a)	—
Other assets	95		—	—		—

Total Assets	246,809		22,751,865	1,349,506		3,239,841

LIABILITIES:
Payables:
Securities sold short, at value	—		—	—		572,510
Dividend expense to non-affiliates on securities sold short	—		—	—		948
Investment securities purchased	—		27,491	1,553		16,118
Interest expense to non-affiliates on securities sold short	—		—	—		276
Collateral received on securities loaned (See Note 2.C.)	—		65,204	3,659		—
Fund shares redeemed	12		133,507	120		2,028
Variation margin on futures contracts	15		466	49		—
Accrued liabilities:
Investment advisory fees	47		7,179	296		1,436
Administration fees	6		903	59		141
Distribution fees	20		830	68		102
Service fees	24		1,292	91		269
Custodian and accounting fees	13		258	19		51
Trustees’ and Chief Compliance Officer’s fees	—	(a)	1	—		—
Other	220		169	48		160

Total Liabilities	357		237,300	5,962		594,039

Net Assets	$246,452		$22,514,565	$1,343,544		$2,645,802

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

	JPMorgan U.S. Applied Data Science Value Fund (formerly known as JPMorgan Intrepid Value Fund)	JPMorgan U.S. Equity Fund	JPMorgan U.S. GARP Equity Fund	JPMorgan U.S. Large Cap Core Plus Fund
NET ASSETS:
Paid-in-Capital	$190,358	$12,408,226	$709,575	$1,000,711
Total distributable earnings (loss)	56,094	10,106,339	633,969	1,645,091

Total Net Assets	$246,452	$22,514,565	$1,343,544	$2,645,802

Net Assets:
Class A	$60,402	$1,919,539	$130,083	$353,418
Class C	10,260	434,291	31,372	39,493
Class I	124,275	2,089,254	179,611	1,713,370
Class L	—	2,028,197	—	—
Class R2	2,978	283,095	49,184	6,199
Class R3	—	192,664	—	—
Class R4	—	67,096	—	—
Class R5	4,479	1,166,317	149,622	36,903
Class R6	44,058	14,334,112	803,672	496,419

Total	$246,452	$22,514,565	$1,343,544	$2,645,802

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	1,998	87,332	1,915	15,173
Class C	348	20,740	478	1,970
Class I	4,062	94,662	2,573	71,065
Class L	—	91,686	—	—
Class R2	100	13,051	753	289
Class R3	—	8,808	—	—
Class R4	—	3,046	—	—
Class R5	146	52,703	2,190	1,513
Class R6	1,436	646,054	11,767	20,364
Net Asset Value (a):
Class A — Redemption price per share	$30.23	$21.98	$67.92	$23.29
Class C — Offering price per share (b)	29.50	20.94	65.62	20.05
Class I — Offering and redemption price per share	30.60	22.07	69.80	24.11
Class L — Offering and redemption price per share	—	22.12	—	—
Class R2 — Offering and redemption price per share	29.80	21.69	65.31	21.48
Class R3 — Offering and redemption price per share	—	21.87	—	—
Class R4 — Offering and redemption price per share	—	22.03	—	—
Class R5 — Offering and redemption price per share	30.67	22.13	68.34	24.40
Class R6 — Offering and redemption price per share	30.67	22.19	68.30	24.38
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$31.91	$23.20	$71.68	$24.58

Cost of investments in non-affiliates	$188,731	$12,546,854	$713,220	$1,601,517
Cost of investments in affiliates	5,269	305,526	17,033	18,556
Investment securities on loan, at value (See Note 2.C.)	—	64,031	3,562	—
Cost of investment of cash collateral (See Note 2.C.)	—	65,204	3,659	—
Proceeds from securities sold short	—	—	—	553,216

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	87

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan U.S. Research Enhanced Equity Fund		JPMorgan U.S. Sustainable Leaders Fund		JPMorgan U.S. Value Fund
ASSETS:
Investments in non-affiliates, at value	$5,907,989		$194,471		$2,105,485
Investments in affiliates, at value	73,494		2,574		66,004
Investment of cash collateral received from securities loaned, at value (See Note 2.C.)	—		544		—
Cash	2		—	(a)	4
Deposits at broker for futures contracts	3,474		276		—
Receivables:
Investment securities sold	7,914		1,465		—
Fund shares sold	3,153		404		8,327
Dividends from non-affiliates	4,489		128		1,724
Dividends from affiliates	—	(a)	—	(a)	—	(a)
Securities lending income (See Note 2.C.)	—		—	(a)	—
Other assets	—		—		113

Total Assets	6,000,515		199,862		2,181,657

LIABILITIES:
Payables:
Investment securities purchased	7,949		977		22,860
Collateral received on securities loaned (See Note 2.C.)	—		544		—
Fund shares redeemed	9,046		119		720
Variation margin on futures contracts	212		6		—
Accrued liabilities:
Investment advisory fees	993		32		618
Administration fees	208		2		85
Distribution fees	36		10		159
Service fees	77		6		346
Custodian and accounting fees	75		13		21
Trustees’ and Chief Compliance Officer’s fees	—		2		1
Other	107		49		67

Total Liabilities	18,703		1,760		24,877

Net Assets	$5,981,812		$198,102		$2,156,780

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

	JPMorgan U.S. Research Enhanced Equity Fund	JPMorgan U.S. Sustainable Leaders Fund	JPMorgan U.S. Value Fund
NET ASSETS:
Paid-in-Capital	$3,073,239	$157,085	$1,536,875
Total distributable earnings (loss)	2,908,573	41,017	619,905

Total Net Assets	$5,981,812	$198,102	$2,156,780

Net Assets:
Class A	$174,486	$37,610	$616,087
Class C	—	5,257	51,032
Class I	777,828	118,558	1,109,734
Class R2	—	—	3,434
Class R3	—	—	9,769
Class R4	—	—	297
Class R5	—	—	3,660
Class R6	5,029,498	36,677	362,767

Total	$5,981,812	$198,102	$2,156,780

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	4,821	589	9,145
Class C	—	84	857
Class I	21,210	1,843	15,500
Class R2	—	—	51
Class R3	—	—	137
Class R4	—	—	4
Class R5	—	—	51
Class R6	137,369	570	5,026
Net Asset Value (a):
Class A — Redemption price per share	$36.20	$63.82	$67.37
Class C — Offering price per share (b)	—	62.40	59.55
Class I — Offering and redemption price per share	36.67	64.35	71.60
Class R2 — Offering and redemption price per share	—	—	67.46
Class R3 — Offering and redemption price per share	—	—	71.38
Class R4 — Offering and redemption price per share	—	—	71.62
Class R5 — Offering and redemption price per share	—	—	72.15
Class R6 — Offering and redemption price per share	36.61	64.33	72.18
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$38.21	$67.36	$71.10

Cost of investments in non-affiliates	$3,007,759	$153,421	$1,479,194
Cost of investments in affiliates	73,488	2,574	66,004
Investment securities on loan, at value (See Note 2.C.)	—	532	—
Cost of investment of cash collateral (See Note 2.C.)	—	544	—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	89

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

(Amounts in thousands)

	JPMorgan Equity Focus Fund		JPMorgan Equity Income Fund		JPMorgan Equity Premium Income Fund		JPMorgan Hedged Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$—		$—	(a)	$49,743		$—
Interest income from affiliates	—		—		1		—
Dividend income from non-affiliates	626		561,939		10,692		125,012
Dividend income from affiliates	1		398		12		11
Income from securities lending (net) (See Note 2.C.)	—		—	(a)	—		—

Total investment income	627		562,337		60,448		125,023

EXPENSES:
Investment advisory fees	344		98,054		1,864		23,874
Administration fees	52		8,201		559		6,053
Distribution fees:
Class A	13		6,159		420		2,320
Class C	17		5,614		1,147		1,922
Class R2	—		194		—		—
Class R3	—		358		—		—
Service fees:
Class A	13		6,159		420		2,320
Class C	6		1,871		382		641
Class I	109		23,726		997		18,695
Class R2	—		97		—		—
Class R3	—		358		—		—
Class R4	—		303		—		—
Class R5	—		827		—	(a)	3
Custodian and accounting fees	12		699		30		290
Interest expense to affiliates	—		—		—	(a)	— (a)
Professional fees	26		171		54		96
Trustees’ and Chief Compliance Officer’s fees	13		69		18		34
Printing and mailing costs	3		915		13		426
Registration and filing fees	26		752		151		477
Transfer agency fees (See Note 2.M.)	2		452		28		125
Other	5		577		14		268

Total expenses	641		155,556		6,097		57,544

Less fees waived	(71)		(528)		(136)		(96)
Less expense reimbursements	—		—		—	(a)	—

Net expenses	570		155,028		5,961		57,448

Net investment income (loss)	57		407,309		54,487		67,575

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	2,037		904,553		(46,683)		709,979
Investments in affiliates	—	(a)	61		(2)		—
Options purchased	—		—		—		(801,315)
Futures contracts	—		—		884		45,570
Foreign currency transactions	—		—		—		— (a)
Options written	—		—		—		(618,134)

Net realized gain (loss)	2,037		904,614		(45,801)		(663,900)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	9,486		2,323,362		121,875		1,385,488
Investments in affiliates	—	(a)	(183)		—	(a)	—
Options purchased	—		—		—		1,910
Futures contracts	—		—		12		497
Options written	—		—		—		(9,640)

Change in net unrealized appreciation/depreciation	9,486		2,323,179		121,887		1,378,255

Net realized/unrealized gains (losses)	11,523		3,227,793		76,086		714,355

Change in net assets resulting from operations	$11,580		$3,635,102		$130,573		$781,930

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

	JPMorgan Hedged Equity 2 Fund	JPMorgan Hedged Equity 3 Fund	JPMorgan Large Cap Growth Fund	JPMorgan Large Cap Value Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$—	$— (a)	$8	$—
Interest income from affiliates	—	1	—	—
Dividend income from non-affiliates	16,449	9,023	109,228	30,481
Dividend income from affiliates	10	6	418	16
Income from securities lending (net) (See Note 2.C.)	—	—	111	19

Total investment income	16,459	9,030	109,765	30,516

EXPENSES:
Investment advisory fees	3,145	1,725	90,461	7,035
Administration fees	943	518	7,829	1,319
Distribution fees:
Class A	165	66	6,568	264
Class C	451	169	3,089	233
Class R2	—	—	348	27
Class R3	—	—	360	1
Service fees:
Class A	165	66	6,568	264
Class C	150	56	1,030	78
Class I	2,461	1,370	14,565	1,628
Class R2	—	—	174	14
Class R3	—	—	360	1
Class R4	—	—	283	— (a)
Class R5	— (a)	— (a)	484	12
Custodian and accounting fees	51	28	556	50
Interest expense to affiliates	—	—	—	1
Professional fees	47	43	147	32
Trustees’ and Chief Compliance Officer’s fees	15	14	58	16
Printing and mailing costs	20	10	532	31
Registration and filing fees	220	135	771	153
Transfer agency fees (See Note 2.M.)	13	6	379	153
Offering costs (See Note 2.K.)	52	52	—	—
Other	14	6	389	37

Total expenses	7,912	4,264	134,951	11,349

Less fees waived	(69)	(74)	(13,073)	(1,101)
Less expense reimbursements	(54)	(52)	—	(6)

Net expenses	7,789	4,138	121,878	10,242

Net investment income (loss)	8,670	4,892	(12,113)	20,274

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(1,479)	(414)	1,202,422	51,892
Investments in affiliates	—	—	133	(3)
Options purchased	(63,734)	(44,158)	—	—
Futures contracts	6,114	3,077	—	—
Foreign currency transactions	— (a)	— (a)	—	—
Options written	(5,652)	3,903	—	—

Net realized gain (loss)	(64,751)	(37,592)	1,202,555	51,889

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	286,096	173,749	2,098,934	(31,379)
Investments in affiliates	—	—	(172)	— (a)
Options purchased	(34,954)	(34,695)	—	—
Futures contracts	653	401	—	—
Foreign currency translations	— (a)	— (a)	—	—
Options written	(8,453)	(1,581)	—	—

Change in net unrealized appreciation/depreciation	243,342	137,874	2,098,762	(31,379)

Net realized/unrealized gains (losses)	178,591	100,282	3,301,317	20,510

Change in net assets resulting from operations	$187,261	$105,174	$3,289,204	$40,784

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	91

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited) (continued)

(Amounts in thousands)

	JPMorgan U.S. Applied Data Science Value Fund (formerly known as JPMorgan Intrepid Value Fund)	JPMorgan U.S. Equity Fund	JPMorgan U.S. GARP Equity Fund	JPMorgan U.S. Large Cap Core Plus Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$—	$—	$—	$— (a)
Dividend income from non-affiliates	2,450	124,933	5,394	19,880
Dividend income from affiliates	2	82	9	10
Income from securities lending (net) (See Note 2.C.)	— (a)	21	27	—

Total investment income	2,452	125,036	5,430	19,890

EXPENSES:
Investment advisory fees	374	42,690	2,013	8,901
Administration fees	93	6,539	503	1,027
Distribution fees:
Class A	76	2,242	157	436
Class C	41	1,514	117	143
Class R2	7	699	119	15
Class R3	—	232	—	—
Service fees:
Class A	76	2,242	157	436
Class C	14	505	39	48
Class I	161	2,422	215	2,185
Class L	—	997	—	—
Class R2	4	349	59	8
Class R3	—	232	—	—
Class R4	—	69	—	—
Class R5	2	567	82	18
Custodian and accounting fees	13	316	23	47
Interest expense to affiliates	—	—	—	— (a)
Professional fees	36	98	31	37
Trustees’ and Chief Compliance Officer’s fees	13	37	14	16
Printing and mailing costs	8	210	22	55
Registration and filing fees	36	258	46	37
Transfer agency fees (See Note 2.M.)	7	166	25	35
Dividend expense to non-affiliates on securities sold short	—	—	—	8,613
Interest expense to non-affiliates on securities sold short	—	—	—	1,823
Other	10	201	19	46

Total expenses	971	62,585	3,641	23,926

Less fees waived	(269)	(3,487)	(420)	(1,667)
Less expense reimbursements	(1)	(58)	—	(2)

Net expenses	701	59,040	3,221	22,257

Net investment income (loss)	1,751	65,996	2,209	(2,367)

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	38,416	1,178,407	108,626	365,988
Investments in affiliates	— (a)	(26)	(2)	(1)
Futures contracts	590	23,662	3,177	(382)
Securities sold short	—	—	—	(35,260)
Foreign currency transactions	—	—	— (a)	— (a)

Net realized gain (loss)	39,006	1,202,043	111,801	330,345

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(20,409)	1,337,715	49,779	(26,906)
Investments in affiliates	— (a)	3	(1)	— (a)
Futures contracts	(7)	3,527	1	—
Securities sold short	—	—	—	22,487

Change in net unrealized appreciation/depreciation	(20,416)	1,341,245	49,779	(4,419)

Net realized/unrealized gains (losses)	18,590	2,543,288	161,580	325,926

Change in net assets resulting from operations	$20,341	$2,609,284	$163,789	$323,559

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

	JPMorgan U.S. Research Enhanced Equity Fund		JPMorgan U.S. Sustainable Leaders Fund		JPMorgan U.S. Value Fund
INVESTMENT INCOME:
Dividend income from non-affiliates	$35,495		$907		$17,583
Dividend income from affiliates	20		1		17
Income from securities lending (net) (See Note 2.C.)	—		—	(a)	—

Total investment income	35,515		908		17,600

EXPENSES:
Investment advisory fees	6,910		225		3,616
Administration fees	2,073		56		678
Distribution fees:
Class A	222		37		694
Class C	—		16		161
Class R2	—		—		6
Class R3	—		—		6
Service fees:
Class A	222		37		694
Class C	—		5		54
Class I	912		106		1,110
Class R2	—		—		3
Class R3	—		—		6
Class R4	—		—		— (a)
Class R5	—		—		— (a)
Custodian and accounting fees	94		16		26
Professional fees	47		31		32
Trustees’ and Chief Compliance Officer’s fees	19		14		15
Printing and mailing costs	35		11		46
Registration and filing fees	47		49		108
Transfer agency fees (See Note 2.M.)	33		3		79
Other	51		6		28

Total expenses	10,665		612		7,362

Less fees waived	(3,087)		(276)		(656)
Less expense reimbursements	—		—	(a)	(1)

Net expenses	7,578		336		6,705

Net investment income (loss)	27,937		572		10,895

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	187,880		2,239		(2,088)
Investments in affiliates	(2)		—	(a)	(5)
Futures contracts	4,743		283		—
Foreign currency transactions	—	(a)	—	(a)	—

Net realized gain (loss)	192,621		2,522		(2,093)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	419,914		14,154		107,915
Investments in affiliates	—	(a)	(1)		— (a)
Futures contracts	140		(29)		—

Change in net unrealized appreciation/depreciation	420,054		14,124		107,915

Net realized/unrealized gains (losses)	612,675		16,646		105,822

Change in net assets resulting from operations	$640,612		$17,218		$116,717

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	93

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan Equity Focus Fund		JPMorgan Equity Income Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$57	$348	$407,309	$665,372
Net realized gain (loss)	2,037	17,317	904,614	933,009
Change in net unrealized appreciation/depreciation	9,486	22,946	2,323,179	10,722,892

Change in net assets resulting from operations	11,580	40,611	3,635,102	12,321,273

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,192)	(862)	(127,700)	(59,104)
Class C	(513)	(403)	(35,105)	(14,553)
Class I	(9,277)	(7,180)	(507,175)	(245,584)
Class R2	—	—	(1,883)	(921)
Class R3	—	—	(6,802)	(3,447)
Class R4	—	—	(6,222)	(3,022)
Class R5	—	—	(44,534)	(26,918)
Class R6	(3,810)	(3,356)	(608,517)	(310,281)

Total distributions to shareholders	(14,792)	(11,801)	(1,337,938)	(663,830)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	15,656	18,030	2,408,205	5,193,277

NET ASSETS:
Change in net assets	12,444	46,840	4,705,369	16,850,720
Beginning of period	131,894	85,054	46,405,657	29,554,937

End of period	$144,338	$131,894	$51,111,026	$46,405,657

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

	JPMorgan Equity Premium Income Fund		JPMorgan Hedged Equity Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$54,487	$34,890	$67,575	$124,937
Net realized gain (loss)	(45,801)	(4,048)	(663,900)	(1,966,393)
Change in net unrealized appreciation/depreciation	121,887	61,774	1,378,255	4,396,300

Change in net assets resulting from operations	130,573	92,616	781,930	2,554,844

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(12,290)	(3,484)	(5,369)	(7,417)
Class C	(10,408)	(2,300)	(218)	(1,096)
Class I	(29,879)	(25,702)	(61,180)	(115,685)
Class R5	(3)	(5)	(30)	(47)
Class R6	(1,947)	(3,425)	(9,554)	(15,731)

Total distributions to shareholders	(54,527)	(34,916)	(76,351)	(139,976)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,165,095	651,374	555,306	7,138,463

NET ASSETS:
Change in net assets	1,241,141	709,074	1,260,885	9,553,331
Beginning of period	900,804	191,730	18,294,923	8,741,592

End of period	$2,141,945	$900,804	$19,555,808	$18,294,923

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	95

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Hedged Equity 2 Fund		JPMorgan Hedged Equity 3 Fund
	Six Months Ended December 31, 2021 (Unaudited)	Period Ended June 30, 2021 (a)	Six Months Ended December 31, 2021 (Unaudited)	Period Ended June 30, 2021 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$8,670	$1,623	$4,892	$641
Net realized gain (loss)	(64,751)	(9,789)	(37,592)	(7,884)
Change in net unrealized appreciation/depreciation	243,342	41,762	137,874	20,718

Change in net assets resulting from operations	187,261	33,596	105,174	13,475

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(390)	(25)	(152)	(15)
Class C	(39)	(1)	(24)	(3)
Class I	(7,580)	(785)	(4,155)	(417)
Class R5	(2)	(1)	— (b)	— (b)
Class R6	(1,606)	(305)	(977)	(2)

Total distributions to shareholders	(9,617)	(1,117)	(5,308)	(437)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,323,716	1,359,389	1,650,648	553,528

NET ASSETS:
Change in net assets	2,501,360	1,391,868	1,750,514	566,566
Beginning of period	1,391,868	—	566,566	—

End of period	$3,893,228	$1,391,868	$2,317,080	$566,566

(a)	Commencement of operations was February 26, 2021.
(b)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

	JPMorgan Large Cap Growth Fund		JPMorgan Large Cap Value Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(12,113)	$(41,950)	$20,274	$19,708
Net realized gain (loss)	1,202,555	5,959,007	51,889	227,272
Change in net unrealized appreciation/depreciation	2,098,762	4,245,115	(31,379)	529,855

Change in net assets resulting from operations	3,289,204	10,162,172	40,784	776,835

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(708,158)	(229,243)	(15,263)	(755)
Class C	(155,323)	(49,805)	(4,600)	(69)
Class I	(1,544,842)	(484,046)	(97,744)	(4,846)
Class R2	(20,184)	(7,546)	(847)	(42)
Class R3	(39,213)	(8,542)	(9)	— (a)
Class R4	(31,893)	(6,602)	(13)	— (a)
Class R5	(117,247)	(48,291)	(1,834)	(193)
Class R6	(2,685,495)	(774,029)	(115,746)	(12,971)

Total distributions to shareholders	(5,302,355)	(1,608,104)	(236,056)	(18,876)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	5,401,865	5,597,146	(1,033,026)	2,323,514

NET ASSETS:
Change in net assets	3,388,714	14,151,214	(1,228,298)	3,081,473
Beginning of period	37,416,380	23,265,166	4,341,470	1,259,997

End of period	$40,805,094	$37,416,380	$3,113,172	$4,341,470

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	97

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan U.S. Applied Data Science Value Fund (formerly known as JPMorgan Intrepid Value Fund)		JPMorgan U.S. Equity Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,751	$4,072	$65,996	$151,578
Net realized gain (loss)	39,006	30,613	1,202,043	2,016,851
Change in net unrealized appreciation/depreciation	(20,416)	61,725	1,341,245	4,026,205

Change in net assets resulting from operations	20,341	96,410	2,609,284	6,194,634

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(14,209)	(1,695)	(177,827)	(83,977)
Class C	(2,489)	(287)	(41,808)	(17,652)
Class I	(29,786)	(4,082)	(195,163)	(87,780)
Class L	—	—	(194,971)	(164,969)
Class R2	(674)	(85)	(26,715)	(14,883)
Class R3	—	—	(18,294)	(8,862)
Class R4	—	—	(6,300)	(1,911)
Class R5	(1,000)	(141)	(111,370)	(60,489)
Class R6	(10,019)	(2,355)	(1,346,202)	(727,732)

Total distributions to shareholders	(58,177)	(8,645)	(2,118,650)	(1,168,255)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	8,009	(67,252)	2,180,280	(121,490)

NET ASSETS:
Change in net assets	(29,827)	20,513	2,670,914	4,904,889
Beginning of period	276,279	255,766	19,843,651	14,938,762

End of period	$246,452	$276,279	$22,514,565	$19,843,651

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

	JPMorgan U.S. GARP Equity Fund		JPMorgan U.S. Large Cap Core Plus Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,209	$4,455	$(2,367)	$(4,044)
Net realized gain (loss)	111,801	196,953	330,345	1,008,393
Change in net unrealized appreciation/depreciation	49,779	220,654	(4,419)	54,134

Change in net assets resulting from operations	163,789	422,062	323,559	1,058,483

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(23,478)	(9,875)	(81,344)	(77,084)
Class C	(5,967)	(2,514)	(10,063)	(9,299)
Class I	(31,685)	(13,950)	(393,194)	(515,371)
Class R2	(9,121)	(4,145)	(1,484)	(1,244)
Class R5	(26,874)	(20,231)	(7,963)	(9,627)
Class R6	(145,336)	(67,081)	(131,817)	(147,178)

Total distributions to shareholders	(242,461)	(117,796)	(625,865)	(759,803)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	114,628	(111,060)	296,862	(697,740)

NET ASSETS:
Change in net assets	35,956	193,206	(5,444)	(399,060)
Beginning of period	1,307,588	1,114,382	2,651,246	3,050,306

End of period	$1,343,544	$1,307,588	$2,645,802	$2,651,246

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	99

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan U.S. Research Enhanced Equity Fund		JPMorgan U.S. Sustainable Leaders Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$27,937	$58,068	$572	$719
Net realized gain (loss)	192,621	562,881	2,522	4,226
Change in net unrealized appreciation/depreciation	420,054	1,148,187	14,124	19,592

Change in net assets resulting from operations	640,612	1,769,136	17,218	24,537

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(19,855)	(7,423)	(1,320)	(235)
Class C	—	—	(170)	(30)
Class I	(86,246)	(25,017)	(4,168)	(711)
Class R6 (a)	(563,649)	(159,941)	(1,394)	(247)

Total distributions to shareholders	(669,750)	(192,381)	(7,052)	(1,223)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	958,908	(889,477)	72,386	51,536

NET ASSETS:
Change in net assets	929,770	687,278	82,552	74,850
Beginning of period	5,052,042	4,364,764	115,550	40,700

End of period	$5,981,812	$5,052,042	$198,102	$115,550

(a)	Commencement of offering of class of shares effective September 30, 2020 for JPMorgan U.S. Sustainable Leaders Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

	JPMorgan U.S. Value Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$10,895	$14,952
Net realized gain (loss)	(2,093)	44,116
Change in net unrealized appreciation/depreciation	107,915	351,990

Change in net assets resulting from operations	116,717	411,058

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(13,968)	(10,335)
Class C	(1,192)	(611)
Class I	(23,164)	(11,089)
Class R2	(61)	(33)
Class R3	(206)	(16)
Class R4	(7)	(24)
Class R5	(74)	(3)
Class R6	(8,355)	(4,026)

Total distributions to shareholders	(47,027)	(26,137)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	380,105	595,210

NET ASSETS:
Change in net assets	449,795	980,131
Beginning of period	1,706,985	726,854

End of period	$2,156,780	$1,706,985

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	101

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Equity Focus Fund		JPMorgan Equity Income Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$2,368	$3,527	$394,289	$1,280,565
Distributions reinvested	1,192	862	118,722	55,042
Cost of shares redeemed	(1,379)	(2,169)	(387,968)	(1,092,878)

Change in net assets resulting from Class A capital transactions	2,181	2,220	125,043	242,729

Class C
Proceeds from shares issued	152	419	76,549	243,967
Distributions reinvested	513	403	32,304	13,343
Cost of shares redeemed	(66)	(612)	(186,193)	(552,490)

Change in net assets resulting from Class C capital transactions	599	210	(77,340)	(295,180)

Class I
Proceeds from shares issued	2,785	9,125	2,100,796	5,967,956
Distributions reinvested	9,276	7,180	463,572	221,627
Cost of shares redeemed	(2,454)	(3,056)	(1,797,333)	(3,358,152)

Change in net assets resulting from Class I capital transactions	9,607	13,249	767,035	2,831,431

Class R2
Proceeds from shares issued	—	—	5,576	18,279
Distributions reinvested	—	—	1,846	901
Cost of shares redeemed	—	—	(12,024)	(37,123)

Change in net assets resulting from Class R2 capital transactions	—	—	(4,602)	(17,943)

Class R3
Proceeds from shares issued	—	—	31,266	94,161
Distributions reinvested	—	—	5,240	2,770
Cost of shares redeemed	—	—	(68,390)	(57,502)

Change in net assets resulting from Class R3 capital transactions	—	—	(31,884)	39,429

Class R4
Proceeds from shares issued	—	—	29,312	153,736
Distributions reinvested	—	—	6,222	3,022
Cost of shares redeemed	—	—	(67,283)	(68,895)

Change in net assets resulting from Class R4 capital transactions	—	—	(31,749)	87,863

Class R5
Proceeds from shares issued	—	—	127,752	365,652
Distributions reinvested	—	—	42,782	25,988
Cost of shares redeemed	—	—	(263,871)	(420,221)

Change in net assets resulting from Class R5 capital transactions	—	—	(93,337)	(28,581)

Class R6
Proceeds from shares issued	1,138	2,422	3,065,865	6,385,588
Distributions reinvested	3,808	3,353	586,527	296,277
Cost of shares redeemed	(1,677)	(3,424)	(1,897,353)	(4,348,336)

Change in net assets resulting from Class R6 capital transactions	3,269	2,351	1,755,039	2,333,529

Total change in net assets resulting from capital transactions	$15,656	$18,030	$2,408,205	$5,193,277

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

	JPMorgan Equity Focus Fund		JPMorgan Equity Income Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
SHARE TRANSACTIONS:
Class A
Issued	66	112	17,324	66,002
Reinvested	36	29	5,191	2,827
Redeemed	(39)	(70)	(16,967)	(57,193)

Change in Class A Shares	63	71	5,548	11,636

Class C
Issued	4	13	3,448	12,513
Reinvested	17	15	1,445	703
Redeemed	(2)	(21)	(8,331)	(29,946)

Change in Class C Shares	19	7	(3,438)	(16,730)

Class I
Issued	78	283	90,565	299,334
Reinvested	272	239	19,889	11,118
Redeemed	(70)	(97)	(77,151)	(169,937)

Change in Class I Shares	280	425	33,303	140,515

Class R2
Issued	—	—	245	934
Reinvested	—	—	81	47
Redeemed	—	—	(530)	(1,951)

Change in Class R2 Shares	—	—	(204)	(970)

Class R3
Issued	—	—	1,370	4,910
Reinvested	—	—	229	142
Redeemed	—	—	(2,956)	(2,969)

Change in Class R3 Shares	—	—	(1,357)	2,083

Class R4
Issued	—	—	1,251	7,771
Reinvested	—	—	267	150
Redeemed	—	—	(2,893)	(3,389)

Change in Class R4 Shares	—	—	(1,375)	4,532

Class R5
Issued	—	—	5,489	18,235
Reinvested	—	—	1,834	1,312
Redeemed	—	—	(11,295)	(21,287)

Change in Class R5 Shares	—	—	(3,972)	(1,740)

Class R6
Issued	31	76	131,502	319,793
Reinvested	112	112	25,162	14,863
Redeemed	(46)	(109)	(81,230)	(224,750)

Change in Class R6 Shares	97	79	75,434	109,906

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	103

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Equity Premium Income Fund		JPMorgan Hedged Equity Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$349,786	$177,480	$234,439	$1,460,355
Distributions reinvested	12,240	3,413	5,340	7,380
Cost of shares redeemed	(37,597)	(25,791)	(173,011)	(340,811)

Change in net assets resulting from Class A capital transactions	324,429	155,102	66,768	1,126,924

Class C
Proceeds from shares issued	295,047	155,434	25,224	242,865
Distributions reinvested	10,356	2,275	218	1,095
Cost of shares redeemed	(25,069)	(8,379)	(31,312)	(53,065)

Change in net assets resulting from Class C capital transactions	280,334	149,330	(5,870)	190,895

Class I
Proceeds from shares issued	638,328	413,338	1,747,871	8,854,409
Distributions reinvested	29,442	25,319	59,339	111,688
Cost of shares redeemed	(112,742)	(135,112)	(1,518,700)	(3,681,719)

Change in net assets resulting from Class I capital transactions	555,028	303,545	288,510	5,284,378

Class R5
Proceeds from shares issued	1	54	708	3,519
Distributions reinvested	3	5	30	47
Cost of shares redeemed	(21)	— (a)	(601)	(1,189)

Change in net assets resulting from Class R5 capital transactions	(17)	59	137	2,377

Class R6
Proceeds from shares issued	8,273	47,093	440,902	1,000,413
Distributions reinvested	255	126	4,415	7,536
Cost of shares redeemed	(3,207)	(3,881)	(239,556)	(474,060)

Change in net assets resulting from Class R6 capital transactions	5,321	43,338	205,761	533,889

Total change in net assets resulting from capital transactions	$1,165,095	$651,374	$555,306	$7,138,463

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

	JPMorgan Equity Premium Income Fund		JPMorgan Hedged Equity Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
SHARE TRANSACTIONS:
Class A
Issued	22,578	11,996	8,870	60,745
Reinvested	790	234	202	303
Redeemed	(2,428)	(1,795)	(6,553)	(14,054)

Change in Class A Shares	20,940	10,435	2,519	46,994

Class C
Issued	19,025	10,447	962	10,337
Reinvested	669	154	8	48
Redeemed	(1,619)	(568)	(1,194)	(2,234)

Change in Class C Shares	18,075	10,033	(224)	8,151

Class I
Issued	41,110	28,524	65,912	374,344
Reinvested	1,901	1,777	2,237	4,623
Redeemed	(7,276)	(9,545)	(57,263)	(151,283)

Change in Class I Shares	35,735	20,756	10,886	227,684

Class R5
Issued	— (a)	4	27	144
Reinvested	— (a)	— (a)	1	2
Redeemed	(1)	— (a)	(23)	(49)

Change in Class R5 Shares	(1)	4	5	97

Class R6
Issued	534	3,379	16,623	41,538
Reinvested	16	9	166	308

Redeemed	(207)	(269)	(8,981)	(19,494)

Change in Class R6 Shares	343	3,119	7,808	22,352

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	105

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Hedged Equity 2 Fund		JPMorgan Hedged Equity 3 Fund
	Six Months Ended December 31, 2021 (Unaudited)	Period Ended June 30, 2021 (a)	Six Months Ended December 31, 2021 (Unaudited)	Period Ended June 30, 2021 (a)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$184,145	$54,055	$77,126	$22,160
Distributions reinvested	390	25	152	15
Cost of shares redeemed	(13,628)	(2,233)	(7,965)	(998)

Change in net assets resulting from Class A capital transactions	170,907	51,847	69,313	21,177

Class C
Proceeds from shares issued	120,214	57,384	57,914	19,425
Distributions reinvested	39	1	24	3
Cost of shares redeemed	(5,454)	(1,122)	(1,835)	(464)

Change in net assets resulting from Class C capital transactions	114,799	56,263	56,103	18,964

Class I
Proceeds from shares issued	1,984,302	1,069,346	1,283,989	575,746
Distributions reinvested	7,566	783	4,139	415
Cost of shares redeemed	(178,429)	(75,413)	(152,053)	(64,565)

Change in net assets resulting from Class I capital transactions	1,813,439	994,716	1,136,075	511,596

Class R5
Proceeds from shares issued	11	545	— (b)	20
Distributions reinvested	2	1	— (b)	— (b)
Cost of shares redeemed	(3)	(21)	(3)	—

Change in net assets resulting from Class R5 capital transactions	10	525	(3)	20

Class R6
Proceeds from shares issued	402,427	261,104	406,633	1,769
Distributions reinvested	1,585	300	976	2
Cost of shares redeemed	(179,451)	(5,366)	(18,449)	— (b)

Change in net assets resulting from Class R6 capital transactions	224,561	256,038	389,160	1,771

Total change in net assets resulting from capital transactions	$2,323,716	$1,359,389	$1,650,648	$553,528

(a)	Commencement of operations was February 26, 2021.
(b)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

	JPMorgan Hedged Equity 2 Fund		JPMorgan Hedged Equity 3 Fund
	Six Months Ended December 31, 2021 (Unaudited)	Period Ended June 30, 2021 (a)	Six Months Ended December 31, 2021 (Unaudited)	Period Ended June 30, 2021 (a)
SHARE TRANSACTIONS:
Class A
Issued	11,139	3,452	4,712	1,406
Reinvested	24	2	9	1
Redeemed	(823)	(142)	(483)	(63)

Change in Class A Shares	10,340	3,312	4,238	1,344

Class C
Issued	7,321	3,672	3,549	1,235
Reinvested	2	— (b)	1	—	(b)
Redeemed	(332)	(72)	(113)	(29)

Change in Class C Shares	6,991	3,600	3,437	1,206

Class I
Issued	120,321	68,491	78,534	36,861
Reinvested	458	49	253	26
Redeemed	(10,766)	(4,782)	(9,242)	(4,085)

Change in Class I Shares	110,013	63,758	69,545	32,802

Class R5
Issued	1	34	—	1
Reinvested	— (b)	— (b)	— (b)	—	(b)
Redeemed	— (b)	(1)	— (b)	—

Change in Class R5 Shares	1	33	— (b)	1

Class R6
Issued	24,280	16,725	25,399	112
Reinvested	96	19	59	—	(b)
Redeemed	(11,030)	(340)	(1,108)	—	(b)

Change in Class R6 Shares	13,346	16,404	24,350	112

(a)	Commencement of operations was February 26, 2021.
(b)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	107

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Large Cap Growth Fund		JPMorgan Large Cap Value Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$487,160	$1,542,784	$30,353	$81,668
Distributions reinvested	647,833	209,959	14,899	737
Cost of shares redeemed	(552,523)	(1,237,783)	(39,298)	(49,625)

Change in net assets resulting from Class A capital transactions	582,470	514,960	5,954	32,780

Class C
Proceeds from shares issued	93,814	263,027	6,642	24,043
Distributions reinvested	142,887	45,342	4,596	68
Cost of shares redeemed	(95,947)	(425,827)	(7,124)	(13,265)

Change in net assets resulting from Class C capital transactions	140,754	(117,458)	4,114	10,846

Class I
Proceeds from shares issued	1,412,270	3,946,027	300,908	1,171,550
Distributions reinvested	1,417,105	446,730	95,681	4,779
Cost of shares redeemed	(1,565,945)	(3,034,183)	(479,495)	(229,227)

Change in net assets resulting from Class I capital transactions	1,263,430	1,358,574	(82,906)	947,102

Class R2
Proceeds from shares issued	19,157	43,616	2,355	3,822
Distributions reinvested	19,387	7,039	844	42
Cost of shares redeemed	(21,819)	(76,963)	(1,802)	(18,227)

Change in net assets resulting from Class R2 capital transactions	16,725	(26,308)	1,397	(14,363)

Class R3
Proceeds from shares issued	55,976	184,953	6,000	1
Distributions reinvested	25,509	5,581	9	— (a)
Cost of shares redeemed	(35,028)	(59,342)	— (a)	(9)

Change in net assets resulting from Class R3 capital transactions	46,457	131,192	6,009	(8)

Class R4
Proceeds from shares issued	52,455	134,173	51	291
Distributions reinvested	30,607	6,602	13	— (a)
Cost of shares redeemed	(28,969)	(35,061)	— (a)	(12,452)

Change in net assets resulting from Class R4 capital transactions	54,093	105,714	64	(12,161)

Class R5
Proceeds from shares issued	53,084	241,401	3,899	9,493
Distributions reinvested	114,077	46,287	1,817	191
Cost of shares redeemed	(156,620)	(375,742)	(4,233)	(13,602)

Change in net assets resulting from Class R5 capital transactions	10,541	(88,054)	1,483	(3,918)

Class R6
Proceeds from shares issued	2,496,420	6,503,315	143,413	1,547,366
Distributions reinvested	2,586,303	744,666	111,401	12,895
Cost of shares redeemed	(1,795,328)	(3,529,455)	(1,223,955)	(197,025)

Change in net assets resulting from Class R6 capital transactions	3,287,395	3,718,526	(969,141)	1,363,236

Total change in net assets resulting from capital transactions	$5,401,865	$5,597,146	$(1,033,026)	$2,323,514

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

	JPMorgan Large Cap Growth Fund		JPMorgan Large Cap Value Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
SHARE TRANSACTIONS:
Class A
Issued	7,466	26,713	1,535	4,245
Reinvested	10,841	3,666	799	46
Redeemed	(8,435)	(21,267)	(1,980)	(3,017)

Change in Class A Shares	9,872	9,112	354	1,274

Class C
Issued	2,033	6,214	347	1,298
Reinvested	3,546	1,097	260	5
Redeemed	(2,073)	(10,236)	(378)	(883)

Change in Class C Shares	3,506	(2,925)	229	420

Class I
Issued	21,058	66,612	15,351	62,079
Reinvested	23,118	7,640	5,236	273
Redeemed	(23,502)	(51,094)	(24,455)	(12,774)

Change in Class I Shares	20,674	23,158	(3,868)	49,578

Class R2
Issued	305	788	118	222
Reinvested	344	129	46	3
Redeemed	(359)	(1,379)	(92)	(1,084)

Change in Class R2 Shares	290	(462)	72	(859)

Class R3
Issued	856	3,136	327	1
Reinvested	424	97	— (a)	— (a)
Redeemed	(528)	(1,008)	— (a)	(1)

Change in Class R3 Shares	752	2,225	327	— (a)

Class R4
Issued	780	2,275	2	20
Reinvested	500	113	1	— (a)
Redeemed	(433)	(586)	— (a)	(942)

Change in Class R4 Shares	847	1,802	3	(922)

Class R5
Issued	774	3,948	195	517
Reinvested	1,799	769	98	12
Redeemed	(2,199)	(6,111)	(214)	(784)

Change in Class R5 Shares	374	(1,394)	79	(255)

Class R6
Issued	35,544	104,867	7,285	76,592
Reinvested	40,298	12,253	6,060	760
Redeemed	(25,617)	(57,075)	(61,881)	(11,736)

Change in Class R6 Shares	50,225	60,045	(48,536)	65,616

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	109

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan U.S. Applied Data Science Value Fund (formerly known as JPMorgan Intrepid Value Fund)		JPMorgan U.S. Equity Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$2,501	$7,017	$232,102	$448,946
Distributions reinvested	13,644	1,624	165,784	78,212
Cost of shares redeemed	(7,569)	(15,672)	(157,273)	(1,212,979)

Change in net assets resulting from Class A capital transactions	8,576	(7,031)	240,613	(685,821)

Class C
Proceeds from shares issued	106	1,778	61,860	101,446
Distributions reinvested	2,482	283	40,795	17,249
Cost of shares redeemed	(1,887)	(5,408)	(41,922)	(111,778)

Change in net assets resulting from Class C capital transactions	701	(3,347)	60,733	6,917

Class I
Proceeds from shares issued	4,017	12,129	350,391	676,639
Distributions reinvested	29,574	4,054	187,297	83,781
Cost of shares redeemed	(17,433)	(43,512)	(219,844)	(445,901)

Change in net assets resulting from Class I capital transactions	16,158	(27,329)	317,844	314,519

Class L
Proceeds from shares issued	—	—	171,980	1,503,646
Distributions reinvested	—	—	181,677	156,873
Cost of shares redeemed	—	—	(280,890)	(1,609,341)

Change in net assets resulting from Class L capital transactions	—	—	72,767	51,178

Class R2
Proceeds from shares issued	220	546	16,917	43,197
Distributions reinvested	674	78	26,602	14,784
Cost of shares redeemed	(470)	(1,206)	(36,009)	(74,678)

Change in net assets resulting from Class R2 capital transactions	424	(582)	7,510	(16,697)

Class R3
Proceeds from shares issued	—	—	20,617	40,112
Distributions reinvested	—	—	16,641	7,878
Cost of shares redeemed	—	—	(23,358)	(32,479)

Change in net assets resulting from Class R3 capital transactions	—	—	13,900	15,511

Class R4
Proceeds from shares issued	—	—	18,853	19,615
Distributions reinvested	—	—	6,300	1,911
Cost of shares redeemed	—	—	(4,170)	(6,093)

Change in net assets resulting from Class R4 capital transactions	—	—	20,983	15,433

Class R5
Proceeds from shares issued	349	722	71,879	152,803
Distributions reinvested	998	141	104,742	56,125
Cost of shares redeemed	(272)	(2,434)	(126,629)	(201,053)

Change in net assets resulting from Class R5 capital transactions	1,075	(1,571)	49,992	7,875

Class R6
Proceeds from shares issued	6,430	14,127	1,425,668	3,065,302
Distributions reinvested	10,014	2,353	1,329,726	720,789
Cost of shares redeemed	(35,369)	(43,872)	(1,359,456)	(3,616,496)

Change in net assets resulting from Class R6 capital transactions	(18,925)	(27,392)	1,395,938	169,595

Total change in net assets resulting from capital transactions	$8,009	$(67,252)	$2,180,280	$(121,490)

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

	JPMorgan U.S. Applied Data Science Value Fund (formerly known as JPMorgan Intrepid Value Fund)		JPMorgan U.S. Equity Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
SHARE TRANSACTIONS:
Class A
Issued	72	230	10,336	23,673
Reinvested	460	56	7,666	4,247
Redeemed	(216)	(535)	(7,009)	(66,851)

Change in Class A Shares	316	(249)	10,993	(38,931)

Class C
Issued	3	57	2,863	5,407
Reinvested	86	10	1,980	981
Redeemed	(55)	(188)	(1,952)	(6,150)

Change in Class C Shares	34	(121)	2,891	238

Class I
Issued	115	378	15,586	34,804
Reinvested	985	139	8,622	4,522
Redeemed	(512)	(1,437)	(9,750)	(22,963)

Change in Class I Shares	588	(920)	14,458	16,363

Class L
Issued	—	—	7,583	82,220
Reinvested	—	—	8,340	8,466
Redeemed	—	—	(12,420)	(82,827)

Change in Class L Shares	—	—	3,503	7,859

Class R2
Issued	7	17	761	2,286
Reinvested	23	3	1,247	815
Redeemed	(13)	(41)	(1,624)	(3,942)

Change in Class R2 Shares	17	(21)	384	(841)

Class R3
Issued	—	—	917	2,150
Reinvested	—	—	773	430
Redeemed	—	—	(1,043)	(1,724)

Change in Class R3 Shares	—	—	647	856

Class R4
Issued	—	—	834	984
Reinvested	—	—	290	103
Redeemed	—	—	(186)	(311)

Change in Class R4 Shares	—	—	938	776

Class R5
Issued	10	22	3,167	7,725
Reinvested	33	5	4,806	3,019
Redeemed	(7)	(84)	(5,635)	(10,515)

Change in Class R5 Shares	36	(57)	2,338	229

Class R6
Issued	173	434	63,041	159,157
Reinvested	333	80	60,854	38,637
Redeemed	(954)	(1,493)	(59,418)	(183,543)

Change in Class R6 Shares	(448)	(979)	64,477	14,251

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	111

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan U.S. GARP Equity Fund		JPMorgan U.S. Large Cap Core Plus Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$11,217	$20,023	$21,685	$67,074
Distributions reinvested	17,212	7,327	75,295	71,308
Cost of shares redeemed	(9,939)	(28,020)	(38,421)	(103,562)

Change in net assets resulting from Class A capital transactions	18,490	(670)	58,559	34,820

Class C
Proceeds from shares issued	745	1,789	4,619	5,606
Distributions reinvested	5,682	2,298	9,642	9,039
Cost of shares redeemed	(2,960)	(12,341)	(5,892)	(43,234)

Change in net assets resulting from Class C capital transactions	3,467	(8,254)	8,369	(28,589)

Class I
Proceeds from shares issued	13,449	13,566	114,064	241,025
Distributions reinvested	29,393	12,855	379,323	497,011
Cost of shares redeemed	(17,773)	(41,096)	(296,144)	(946,028)
Redemptions in-kind (See Note 8)	—	—	—	(487,288)

Change in net assets resulting from Class I capital transactions	25,069	(14,675)	197,243	(695,280)

Class R2
Proceeds from shares issued	3,821	11,220	569	614
Distributions reinvested	9,090	4,130	1,468	1,205
Cost of shares redeemed	(5,974)	(20,777)	(892)	(1,100)

Change in net assets resulting from Class R2 capital transactions	6,937	(5,427)	1,145	719

Class R5
Proceeds from shares issued	6,159	28,851	4,334	5,546
Distributions reinvested	26,832	20,215	7,761	9,489
Cost of shares redeemed	(43,427)	(119,468)	(5,611)	(23,795)

Change in net assets resulting from Class R5 capital transactions	(10,436)	(70,402)	6,484	(8,760)

Class R6
Proceeds from shares issued	14,829	45,323	43,402	127,531
Distributions reinvested	140,885	61,717	95,950	112,990
Cost of shares redeemed	(84,613)	(118,672)	(114,290)	(241,171)

Change in net assets resulting from Class R6 capital transactions	71,101	(11,632)	25,062	(650)

Total change in net assets resulting from capital transactions	$114,628	$(111,060)	$296,862	$(697,740)

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

	JPMorgan U.S. GARP Equity Fund		JPMorgan U.S. Large Cap Core Plus Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
SHARE TRANSACTIONS:
Class A
Issued	158	314	845	2,537
Reinvested	258	119	3,292	3,151
Redeemed	(134)	(431)	(1,453)	(4,090)

Change in Class A Shares	282	2	2,684	1,598

Class C
Issued	11	28	198	242
Reinvested	88	38	490	446
Redeemed	(42)	(200)	(250)	(1,763)

Change in Class C Shares	57	(134)	438	(1,075)

Class I
Issued	185	202	4,212	9,169
Reinvested	427	204	16,025	21,400
Redeemed	(236)	(615)	(11,010)	(36,191)
Redemptions in-kind (See Note 8)	—	—	—	(19,946)

Change in Class I Shares	376	(209)	9,227	(25,568)

Class R2
Issued	51	177	21	26
Reinvested	142	69	70	56
Redeemed	(81)	(324)	(33)	(45)

Change in Class R2 Shares	112	(78)	58	37

Class R5
Issued	82	442	171	211
Reinvested	398	326	324	405
Redeemed	(546)	(1,790)	(213)	(911)

Change in Class R5 Shares	(66)	(1,022)	282	(295)

Class R6
Issued	202	690	1,510	4,669
Reinvested	2,090	993	4,010	4,828
Redeemed	(1,099)	(1,768)	(4,495)	(9,673)

Change in Class R6 Shares	1,193	(85)	1,025	(176)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	113

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan U.S. Research Enhanced Equity Fund		JPMorgan U.S. Sustainable Leaders Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$12,398	$52,721	$12,425	$9,507
Distributions reinvested	19,713	7,384	1,294	226
Cost of shares redeemed	(37,804)	(123,854)	(2,318)	(1,965)

Change in net assets resulting from Class A capital transactions	(5,693)	(63,749)	11,401	7,768

Class C
Proceeds from shares issued	—	—	1,742	1,229
Distributions reinvested	—	—	170	30
Cost of shares redeemed	—	—	(749)	(1,166)

Change in net assets resulting from Class C capital transactions	—	—	1,163	93

Class I
Proceeds from shares issued	107,853	127,129	52,115	51,880
Distributions reinvested	59,323	17,371	4,010	688
Cost of shares redeemed	(73,194)	(230,638)	(5,663)	(30,906)
Conversion from Class L Shares	—	368,073	—	—

Change in net assets resulting from Class I capital transactions	93,982	281,935	50,462	21,662

Class L (a)
Proceeds from shares issued	—	534	—	—
Cost of shares redeemed	—	(28,170)	—	—
Conversion to Class I Shares	—	(368,073)	—	—

Change in net assets resulting from Class L capital transactions	—	(395,709)	—	—

Class R6 (b)
Proceeds from shares issued	533,428	738,779	10,232	23,682
Distributions reinvested	562,100	159,481	1,393	247
Cost of shares redeemed	(224,909)	(1,610,214)	(2,265)	(1,916)

Change in net assets resulting from Class R6 capital transactions	870,619	(711,954)	9,360	22,013

Total change in net assets resulting from capital transactions	$958,908	$(889,477)	$72,386	$51,536

(a)	On July 2, 2020, Class L Shares for JPMorgan U.S. Research Enhanced Equity Fund were converted into Class I Shares. Additionally, as of July 2, 2020, the Class L Shares are no longer offered.
(b)	Commencement of offering of class of shares effective September 30, 2020 for JPMorgan U.S. Sustainable Leaders Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

	JPMorgan U.S. Research Enhanced Equity Fund		JPMorgan U.S. Sustainable Leaders Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
SHARE TRANSACTIONS:
Class A
Issued	329	1,755	197	180
Reinvested	554	240	21	4
Redeemed	(1,006)	(3,944)	(37)	(37)

Change in Class A Shares	(123)	(1,949)	181	147

Class C
Issued	—	—	27	23
Reinvested	—	—	3	1
Redeemed	—	—	(12)	(24)

Change in Class C Shares	—	—	18	— (a)

Class I
Issued	2,873	4,149	824	1,006
Reinvested	1,646	556	63	14
Redeemed	(1,920)	(7,272)	(90)	(595)
Conversion from Class L Shares	—	13,572	—	—

Change in Class I Shares	2,599	11,005	797	425

Class L
Issued	—	20	—	—
Redeemed	—	(1,046)	—	—
Conversion to Class I Shares	—	(13,599)	—	—

Change in Class L Shares	—	(14,625)	—	—

Class R6 (b)
Issued	14,035	22,714	163	451
Reinvested	15,619	5,100	22	5
Redeemed	(5,899)	(47,943)	(36)	(35)

Change in Class R6 Shares	23,755	(20,129)	149	421

(a)	Amount rounds to less than one thousand.
(b)	Commencement of offering of class of shares effective September 30, 2020 for JPMorgan U.S. Sustainable Leaders Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	115

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan U.S. Value Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$84,175	$43,922
Distributions reinvested	13,325	9,932
Cost of shares redeemed	(26,644)	(188,211)

Change in net assets resulting from Class A capital transactions	70,856	(134,357)

Class C
Proceeds from shares issued	15,444	11,138
Distributions reinvested	1,067	525
Cost of shares redeemed	(4,607)	(10,570)

Change in net assets resulting from Class C capital transactions	11,904	1,093

Class I
Proceeds from shares issued	675,378	663,191
Distributions reinvested	20,711	10,612
Cost of shares redeemed	(486,142)	(99,019)

Change in net assets resulting from Class I capital transactions	209,947	574,784

Class R2
Proceeds from shares issued	1,362	1,007
Distributions reinvested	61	33
Cost of shares redeemed	(95)	(694)

Change in net assets resulting from Class R2 capital transactions	1,328	346

Class R3
Proceeds from shares issued	9,238	943
Distributions reinvested	182	10
Cost of shares redeemed	(1,112)	(166)

Change in net assets resulting from Class R3 capital transactions	8,308	787

Class R4
Proceeds from shares issued	190	133
Distributions reinvested	7	24
Cost of shares redeemed	(15)	(1,482)

Change in net assets resulting from Class R4 capital transactions	182	(1,325)

Class R5
Proceeds from shares issued	3,493	78
Distributions reinvested	74	3
Cost of shares redeemed	(50)	(23)

Change in net assets resulting from Class R5 capital transactions	3,517	58

Class R6
Proceeds from shares issued	91,542	310,989
Distributions reinvested	8,080	3,841
Cost of shares redeemed	(25,559)	(34,999)
Redemptions in-kind (See Note 8)	—	(126,007)

Change in net assets resulting from Class R6 capital transactions	74,063	153,824

Total change in net assets resulting from capital transactions	$380,105	$595,210

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

	JPMorgan U.S. Value Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
SHARE TRANSACTIONS:
Class A
Issued	1,262	799
Reinvested	203	184
Redeemed	(402)	(3,804)

Change in Class A Shares	1,063	(2,821)

Class C
Issued	263	216
Reinvested	18	11
Redeemed	(79)	(224)

Change in Class C Shares	202	3

Class I
Issued	9,563	11,291
Reinvested	296	179
Redeemed	(7,025)	(1,602)

Change in Class I Shares	2,834	9,868

Class R2
Issued	20	19
Reinvested	1	1
Redeemed	(1)	(13)

Change in Class R2 Shares	20	7

Class R3
Issued	129	16
Reinvested	3	— (a)
Redeemed	(16)	(3)

Change in Class R3 Shares	116	13

Class R4
Issued	2	3
Reinvested	— (a)	— (a)
Redeemed	— (a)	(25)

Change in Class R4 Shares	2	(22)

Class R5
Issued	48	1
Reinvested	1	— (a)
Redeemed	(1)	— (a)

Change in Class R5 Shares	48	1

Class R6
Issued	1,290	5,348
Reinvested	115	65
Redeemed	(361)	(596)
Redemptions in-kind (See Note 8)	—	(2,169)

Change in Class R6 Shares	1,044	2,648

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	117

STATEMENT OF CASH FLOWS

FOR THE PERIOD ENDED DECEMBER 31, 2021

JPMorgan U.S. Large Cap Core Plus Fund
INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase in net assets resulting from operations	$323,559

Adjustments to reconcile net increase/decrease in net assets resulting from operations to net cash provided (used) by operating activities:
Purchase of investment securities	(915,570)
Proceeds from disposition of investment securities	1,346,796
Covers of investment securities sold short	(464,763)
Proceeds from investment securities sold short	374,485
Purchases of short-term investments — affiliates, net	(6,977)
Change in unrealized (appreciation)/depreciation on investments	26,906
Change in unrealized (appreciation)/depreciation on investment securities sold short	(22,487)
Net realized (gain)/loss on investments in non-affiliates	(365,988)
Net realized (gain)/loss on investments in affiliates	1
Net realized (gain)/loss on securities sold short	35,260
Decrease in dividends receivable from non-affiliates	229
Increase in dividend expense to non-affiliates on securities sold short	174
Decrease in interest expense to non-affiliates on securities sold short	(80)
Decrease in due to broker for securities sold short	(20)
Increase in investment advisory fees payable	73
Increase in administration fees payable	3
Increase in distribution fees payable	9
Increase in service fees payable	23
Increase in custodian and accounting fees payable	13
Decrease in other accrued expenses payable	(100)

Net cash provided (used) by operating activities	331,546

Cash flows provided (used) by financing activities:
Due to custodian	(21)
Proceeds from units issued	188,454
Payment for units redeemed	(463,569)
Cash distributions paid to shareholders (net of reinvestments of $569,439)	(56,426)

Net cash provided (used) by financing activities	(331,562)

Cash:
Net increase (decrease) in unrestricted and restricted cash, foreign currency and deposits at broker	(16)
Restricted and unrestricted cash and foreign currency at beginning of period	20

Restricted and unrestricted cash and foreign currency at end of period	$4

Supplemental disclosure of cash flow information:

For the period ended December 31, 2021 the Fund paid $1,903 in interest expense.

For purposes of reporting the Statement of Cash Flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

Reconciliation of restricted and unrestricted cash and foreign currency at the end of period to the Statements of Assets and Liabilities:

	June 30, 2021	December 31, 2021
Cash	$—	$4
Foreign currency, at value	20	—

	$20	$4

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	119

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Equity Focus Fund
Class A
Six Months Ended December 31, 2021 (Unaudited)	$35.03	$(0.03)	$2.96	$2.93	$—	$(3.91)	$(3.91)
Year Ended June 30, 2021	26.88	0.01	11.90	11.91	(0.11)	(3.65)	(3.76)
Year Ended June 30, 2020	30.15	0.15	1.68	1.83	(0.12)	(4.98)	(5.10)
Year Ended June 30, 2019	31.83	0.13	2.32	2.45	(0.41)	(3.72)	(4.13)
Year Ended June 30, 2018	29.09	0.08	4.23	4.31	(0.01)	(1.56)	(1.57)
Year Ended June 30, 2017	23.73	(0.01)	5.70	5.69	(0.01)	(0.32)	(0.33)

Class C
Six Months Ended December 31, 2021 (Unaudited)	33.15	(0.12)	2.79	2.67	—	(3.91)	(3.91)
Year Ended June 30, 2021	25.63	(0.13)	11.30	11.17	—	(3.65)	(3.65)
Year Ended June 30, 2020	29.01	0.01	1.60	1.61	(0.01)	(4.98)	(4.99)
Year Ended June 30, 2019	30.75	(0.03)	2.25	2.22	(0.24)	(3.72)	(3.96)
Year Ended June 30, 2018	28.28	(0.08)	4.11	4.03	—	(1.56)	(1.56)
Year Ended June 30, 2017	23.18	(0.14)	5.56	5.42	—	(0.32)	(0.32)

Class I
Six Months Ended December 31, 2021 (Unaudited)	35.80	0.01	3.03	3.04	(0.03)	(3.91)	(3.94)
Year Ended June 30, 2021	27.38	0.10	12.13	12.23	(0.16)	(3.65)	(3.81)
Year Ended June 30, 2020	30.60	0.23	1.70	1.93	(0.17)	(4.98)	(5.15)
Year Ended June 30, 2019	32.13	0.18	2.38	2.56	(0.37)	(3.72)	(4.09)
Year Ended June 30, 2018	29.34	0.16	4.27	4.43	(0.08)	(1.56)	(1.64)
Year Ended June 30, 2017	23.92	0.06	5.75	5.81	(0.07)	(0.32)	(0.39)

Class R6
Six Months Ended December 31, 2021 (Unaudited)	35.62	0.06	3.01	3.07	(0.11)	(3.91)	(4.02)
Year Ended June 30, 2021	27.25	0.18	12.07	12.25	(0.23)	(3.65)	(3.88)
Year Ended June 30, 2020	30.48	0.30	1.69	1.99	(0.24)	(4.98)	(5.22)
October 1, 2018 (f) through June 30, 2019	34.55	0.23	(0.05)	0.18	(0.53)	(3.72)	(4.25)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$34.05	8.64%	$11,819	1.10%	(0.19)%	1.21%	16%
35.03	47.07	9,949	1.09	0.05	1.24	58
26.88	5.87	5,723	1.10	0.55	1.34	44
30.15	9.22	5,511	1.09	0.42	1.41	45
31.83	15.02	4,077	1.11	0.26	1.31	34
29.09	24.09	3,362	1.17	(0.02)	1.37	84

31.91	8.34	4,742	1.60	(0.69)	1.71	16
33.15	46.37	4,293	1.59	(0.45)	1.74	58
25.63	5.30	3,147	1.60	0.05	1.84	44
29.01	8.67	3,084	1.59	(0.09)	1.89	45
30.75	14.45	3,017	1.61	(0.26)	1.80	34
28.28	23.49	3,331	1.66	(0.51)	1.86	84

34.90	8.77	91,261	0.85	0.06	0.95	16
35.80	47.46	83,598	0.85	0.30	0.98	58
27.38	6.12	52,303	0.85	0.79	1.08	44
30.60	9.50	75,887	0.84	0.57	1.08	45
32.13	15.31	246,276	0.86	0.52	1.03	34
29.34	24.43	180,151	0.92	0.23	1.10	84

34.67	8.91	36,516	0.60	0.31	0.70	16
35.62	47.82	34,054	0.60	0.55	0.73	58
27.25	6.39	23,881	0.60	1.06	0.83	44
30.48	2.03	22,346	0.59	1.08	0.95	45

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	121

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Equity Income Fund
Class A
Six Months Ended December 31, 2021 (Unaudited)	$22.34	$0.16	$1.50	$1.66	$(0.16)	$(0.44)	$(0.60)
Year Ended June 30, 2021	16.22	0.29	6.12	6.41	(0.29)	—	(0.29)
Year Ended June 30, 2020	17.83	0.32	(1.42)	(1.10)	(0.32)	(0.19)	(0.51)
Year Ended June 30, 2019	16.82	0.32	1.48	1.80	(0.33)	(0.46)	(0.79)
Year Ended June 30, 2018	15.67	0.26	1.29	1.55	(0.25)	(0.15)	(0.40)
Year Ended June 30, 2017	14.01	0.24	1.75	1.99	(0.24)	(0.09)	(0.33)

Class C
Six Months Ended December 31, 2021 (Unaudited)	21.87	0.09	1.48	1.57	(0.11)	(0.44)	(0.55)
Year Ended June 30, 2021	15.88	0.19	6.00	6.19	(0.20)	—	(0.20)
Year Ended June 30, 2020	17.47	0.23	(1.39)	(1.16)	(0.24)	(0.19)	(0.43)
Year Ended June 30, 2019	16.50	0.23	1.46	1.69	(0.26)	(0.46)	(0.72)
Year Ended June 30, 2018	15.41	0.17	1.26	1.43	(0.19)	(0.15)	(0.34)
Year Ended June 30, 2017	13.80	0.16	1.72	1.88	(0.18)	(0.09)	(0.27)

Class I
Six Months Ended December 31, 2021 (Unaudited)	22.76	0.19	1.54	1.73	(0.19)	(0.44)	(0.63)
Year Ended June 30, 2021	16.52	0.35	6.23	6.58	(0.34)	—	(0.34)
Year Ended June 30, 2020	18.14	0.37	(1.43)	(1.06)	(0.37)	(0.19)	(0.56)
Year Ended June 30, 2019	17.10	0.37	1.51	1.88	(0.38)	(0.46)	(0.84)
Year Ended June 30, 2018	15.92	0.31	1.31	1.62	(0.29)	(0.15)	(0.44)
Year Ended June 30, 2017	14.23	0.28	1.77	2.05	(0.27)	(0.09)	(0.36)

Class R2
Six Months Ended December 31, 2021 (Unaudited)	22.23	0.12	1.50	1.62	(0.13)	(0.44)	(0.57)
Year Ended June 30, 2021	16.14	0.23	6.10	6.33	(0.24)	—	(0.24)
Year Ended June 30, 2020	17.74	0.27	(1.40)	(1.13)	(0.28)	(0.19)	(0.47)
Year Ended June 30, 2019	16.74	0.28	1.47	1.75	(0.29)	(0.46)	(0.75)
Year Ended June 30, 2018	15.62	0.21	1.28	1.49	(0.22)	(0.15)	(0.37)
Year Ended June 30, 2017	13.97	0.20	1.75	1.95	(0.21)	(0.09)	(0.30)

Class R3
Six Months Ended December 31, 2021 (Unaudited)	22.32	0.15	1.52	1.67	(0.16)	(0.44)	(0.60)
Year Ended June 30, 2021	16.21	0.29	6.11	6.40	(0.29)	—	(0.29)
Year Ended June 30, 2020	17.81	0.32	(1.41)	(1.09)	(0.32)	(0.19)	(0.51)
Year Ended June 30, 2019	16.80	0.32	1.49	1.81	(0.34)	(0.46)	(0.80)
Year Ended June 30, 2018	15.66	0.27	1.27	1.54	(0.25)	(0.15)	(0.40)
September 9, 2016 (f) through June 30, 2017	14.06	0.19	1.71	1.90	(0.21)	(0.09)	(0.30)

Class R4
Six Months Ended December 31, 2021 (Unaudited)	22.75	0.19	1.53	1.72	(0.19)	(0.44)	(0.63)
Year Ended June 30, 2021	16.51	0.35	6.23	6.58	(0.34)	—	(0.34)
Year Ended June 30, 2020	18.13	0.37	(1.43)	(1.06)	(0.37)	(0.19)	(0.56)
Year Ended June 30, 2019	17.09	0.36	1.52	1.88	(0.38)	(0.46)	(0.84)
Year Ended June 30, 2018	15.92	0.32	1.29	1.61	(0.29)	(0.15)	(0.44)
September 9, 2016 (f) through June 30, 2017	14.28	0.29	1.67	1.96	(0.23)	(0.09)	(0.32)

Class R5
Six Months Ended December 31, 2021 (Unaudited)	22.78	0.20	1.55	1.75	(0.21)	(0.44)	(0.65)
Year Ended June 30, 2021	16.53	0.37	6.25	6.62	(0.37)	—	(0.37)
Year Ended June 30, 2020	18.16	0.40	(1.45)	(1.05)	(0.39)	(0.19)	(0.58)
Year Ended June 30, 2019	17.11	0.40	1.51	1.91	(0.40)	(0.46)	(0.86)
Year Ended June 30, 2018	15.93	0.34	1.30	1.64	(0.31)	(0.15)	(0.46)
Year Ended June 30, 2017	14.23	0.31	1.78	2.09	(0.30)	(0.09)	(0.39)

Class R6
Six Months Ended December 31, 2021 (Unaudited)	22.76	0.22	1.54	1.76	(0.22)	(0.44)	(0.66)
Year Ended June 30, 2021	16.52	0.39	6.24	6.63	(0.39)	—	(0.39)
Year Ended June 30, 2020	18.14	0.42	(1.44)	(1.02)	(0.41)	(0.19)	(0.60)
Year Ended June 30, 2019	17.10	0.42	1.50	1.92	(0.42)	(0.46)	(0.88)
Year Ended June 30, 2018	15.92	0.35	1.31	1.66	(0.33)	(0.15)	(0.48)
Year Ended June 30, 2017	14.22	0.32	1.78	2.10	(0.31)	(0.09)	(0.40)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$23.40	7.55%	$5,069,630	0.95%	1.35%	0.95%	5%
22.34	39.81	4,715,916	0.96	1.48	0.96	16
16.22	(6.36)	3,234,850	0.98	1.83	0.98	22
17.83	11.17	3,277,249	0.99	1.90	1.00	23
16.82	9.94	3,022,879	1.00	1.55	1.01	20
15.67	14.34	3,176,361	1.04	1.59	1.08	14

22.89	7.21	1,484,655	1.45	0.84	1.45	5
21.87	39.19	1,493,408	1.45	0.99	1.46	16
15.88	(6.83)	1,350,402	1.47	1.34	1.47	22
17.47	10.66	1,434,793	1.48	1.39	1.49	23
16.50	9.35	1,303,731	1.50	1.05	1.50	20
15.41	13.74	1,385,115	1.54	1.09	1.55	14

23.86	7.67	19,638,384	0.70	1.60	0.70	5
22.76	40.16	17,980,353	0.70	1.73	0.71	16
16.52	(6.06)	10,727,252	0.71	2.11	0.72	22
18.14	11.45	9,013,293	0.73	2.12	0.74	23
17.10	10.22	6,320,979	0.74	1.81	0.75	20
15.92	14.57	6,542,906	0.78	1.84	0.79	14

23.28	7.35	76,797	1.21	1.08	1.21	5
22.23	39.47	77,859	1.22	1.22	1.22	16
16.14	(6.57)	72,182	1.23	1.56	1.23	22
17.74	10.90	93,453	1.24	1.64	1.25	23
16.74	9.59	80,330	1.26	1.29	1.26	20
15.62	14.08	87,437	1.29	1.34	1.39	14

23.39	7.55	262,607	0.95	1.33	0.95	5
22.32	39.79	280,991	0.95	1.49	0.96	16
16.21	(6.29)	170,246	0.97	1.86	0.97	22
17.81	11.20	137,142	0.98	1.87	0.99	23
16.80	9.90	91,267	0.99	1.61	0.99	20
15.66	13.62	25,209	1.03	1.55	1.05	14

23.84	7.63	228,730	0.70	1.59	0.70	5
22.75	40.19	249,525	0.70	1.73	0.70	16
16.51	(6.07)	106,277	0.72	2.12	0.72	22
18.13	11.46	66,602	0.73	2.08	0.74	23
17.09	10.18	23,451	0.74	1.90	0.75	20
15.92	13.85	1,340	0.78	2.28	0.83	14

23.88	7.74	1,640,250	0.55	1.74	0.55	5
22.78	40.41	1,655,531	0.55	1.88	0.56	16
16.53	(5.98)	1,230,147	0.56	2.24	0.57	22
18.16	11.67	1,422,483	0.58	2.29	0.59	23
17.11	10.38	1,097,476	0.59	1.98	0.60	20
15.93	14.84	912,746	0.58	2.05	0.63	14

23.86	7.81	22,709,973	0.45	1.85	0.45	5
22.76	40.51	19,952,074	0.45	1.98	0.46	16
16.52	(5.83)	12,663,581	0.46	2.38	0.47	22
18.14	11.72	8,217,432	0.48	2.38	0.49	23
17.10	10.49	5,314,382	0.49	2.08	0.50	20
15.92	14.95	2,821,798	0.50	2.13	0.50	14

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	123

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Equity Premium Income Fund
Class A
Six Months Ended December 31, 2021 (Unaudited)	$15.23	$0.57	$0.71	$1.28	$(0.55)
Year Ended June 30, 2021	12.96	1.26	2.40	3.66	(1.39)
Year Ended June 30, 2020	14.92	1.88	(2.42)	(0.54)	(1.42)
August 31, 2018 (f) through June 30, 2019	15.00	0.95	(0.11)	0.84	(0.92)

Class C
Six Months Ended December 31, 2021 (Unaudited)	15.23	0.53	0.71	1.24	(0.51)
Year Ended June 30, 2021	12.96	1.15	2.44	3.59	(1.32)
Year Ended June 30, 2020	14.92	1.61	(2.22)	(0.61)	(1.35)
August 31, 2018 (f) through June 30, 2019	15.00	0.85	(0.07)	0.78	(0.86)

Class I
Six Months Ended December 31, 2021 (Unaudited)	15.23	0.59	0.71	1.30	(0.57)
Year Ended June 30, 2021	12.96	1.38	2.32	3.70	(1.43)
Year Ended June 30, 2020	14.92	1.59	(2.10)	(0.51)	(1.45)
August 31, 2018 (f) through June 30, 2019	15.00	0.94	(0.07)	0.87	(0.95)

Class R5
Six Months Ended December 31, 2021 (Unaudited)	15.23	0.58	0.73	1.31	(0.58)
Year Ended June 30, 2021	12.96	1.37	2.35	3.72	(1.45)
Year Ended June 30, 2020	14.92	1.48	(1.96)	(0.48)	(1.48)
August 31, 2018 (f) through June 30, 2019	15.00	0.96	(0.08)	0.88	(0.96)

Class R6
Six Months Ended December 31, 2021 (Unaudited)	15.23	0.59	0.73	1.32	(0.59)
Year Ended June 30, 2021	12.96	1.43	2.30	3.73	(1.46)
Year Ended June 30, 2020	14.92	1.83	(2.30)	(0.47)	(1.49)
August 31, 2018 (f) through June 30, 2019	15.00	0.97	(0.07)	0.90	(0.98)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of operations.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (c)

$15.96	8.60%	$516,483	0.85%		7.30%		0.86%		94%
15.23	29.67	174,085	0.85		8.61		0.91		217
12.96	(3.78)	12,904	0.85		14.21		1.11		236
14.92	5.95	125	0.85	(g)	7.90	(g)	1.80	(g)	43

15.96	8.33	454,267	1.35		6.80		1.36		94
15.23	29.03	158,340	1.34		7.76		1.40		217
12.96	(4.26)	4,710	1.35		11.77		1.61		236
14.92	5.50	21	1.35	(g)	7.14	(g)	2.26	(g)	43

15.96	8.74	1,115,036	0.60		7.48		0.62		94
15.23	29.97	519,976	0.60		9.62		0.69		217
12.96	(3.57)	173,409	0.60		11.40		0.91		236
14.92	6.15	54,045	0.60	(g)	7.89	(g)	1.13	(g)	43

15.96	8.82	76	0.45		7.43		0.50		94
15.23	30.16	88	0.45		9.54		0.56		217
12.96	(3.43)	21	0.45		10.37		0.83		236
14.92	6.28	21	0.45	(g)	8.04	(g)	1.36	(g)	43

15.96	8.87	56,083	0.35		7.60		0.37		94
15.23	30.29	48,315	0.35		9.99		0.44		217
12.96	(3.33)	686	0.35		13.60		0.59		236
14.92	6.37	21	0.35	(g)	8.14	(g)	1.26	(g)	43

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	125

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Hedged Equity Fund
Class A
Six Months Ended December 31, 2021 (Unaudited)	$25.90	$0.06		$1.00	$1.06	$(0.08)
Year Ended June 30, 2021	21.83	0.15		4.11	4.26	(0.19)
Year Ended June 30, 2020	20.23	0.28		1.51	1.79	(0.19)
Year Ended June 30, 2019	19.43	0.20		0.79	0.99	(0.19)
Year Ended June 30, 2018	18.24	0.18		1.15	1.33	(0.14)
Year Ended June 30, 2017	16.23	0.19		2.01	2.20	(0.19)

Class C
Six Months Ended December 31, 2021 (Unaudited)	25.72	—	(f)	0.98	0.98	(0.01)
Year Ended June 30, 2021	21.70	0.03		4.07	4.10	(0.08)
Year Ended June 30, 2020	20.10	0.17		1.52	1.69	(0.09)
Year Ended June 30, 2019	19.33	0.11		0.77	0.88	(0.11)
Year Ended June 30, 2018	18.16	0.08		1.15	1.23	(0.06)
Year Ended June 30, 2017	16.17	0.10		2.01	2.11	(0.12)

Class I
Six Months Ended December 31, 2021 (Unaudited)	25.98	0.10		0.99	1.09	(0.11)
Year Ended June 30, 2021	21.90	0.21		4.11	4.32	(0.24)
Year Ended June 30, 2020	20.28	0.33		1.53	1.86	(0.24)
Year Ended June 30, 2019	19.47	0.26		0.78	1.04	(0.23)
Year Ended June 30, 2018	18.27	0.23		1.16	1.39	(0.19)
Year Ended June 30, 2017	16.26	0.23		2.01	2.24	(0.23)

Class R5
Six Months Ended December 31, 2021 (Unaudited)	26.02	0.12		1.00	1.12	(0.13)
Year Ended June 30, 2021	21.93	0.25		4.11	4.36	(0.27)
Year Ended June 30, 2020	20.32	0.36		1.52	1.88	(0.27)
Year Ended June 30, 2019	19.50	0.29		0.79	1.08	(0.26)
Year Ended June 30, 2018	18.30	0.26		1.16	1.42	(0.22)
Year Ended June 30, 2017	16.28	0.26		2.02	2.28	(0.26)

Class R6
Six Months Ended December 31, 2021 (Unaudited)	26.04	0.13		0.99	1.12	(0.14)
Year Ended June 30, 2021	21.95	0.28		4.11	4.39	(0.30)
Year Ended June 30, 2020	20.32	0.39		1.53	1.92	(0.29)
Year Ended June 30, 2019	19.49	0.31		0.79	1.10	(0.27)
Year Ended June 30, 2018	18.29	0.27		1.16	1.43	(0.23)
Year Ended June 30, 2017	16.28	0.25		2.03	2.28	(0.27)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$26.88	4.08%	$1,913,441	0.83%	0.48%	0.83%	16%
25.90	19.58	1,778,457	0.83	0.61	0.84	39
21.83	8.89	473,314	0.85	1.35	0.86	68
20.23	5.12	296,242	0.85	1.02	0.87	48
19.43	7.33	277,898	0.84	0.92	0.87	44
18.24	13.60	133,789	0.84	1.06	1.05	31

26.69	3.82	515,143	1.33	(0.02)	1.33	16
25.72	18.93	502,120	1.33	0.14	1.33	39
21.70	8.40	246,741	1.35	0.84	1.36	68
20.10	4.60	158,602	1.35	0.55	1.37	48
19.33	6.79	81,030	1.34	0.42	1.38	44
18.16	13.07	29,168	1.34	0.55	1.45	31

26.96	4.20	15,257,745	0.58	0.73	0.58	16
25.98	19.83	14,416,679	0.58	0.89	0.58	39
21.90	9.21	7,167,488	0.59	1.59	0.60	68
20.28	5.39	4,214,453	0.60	1.30	0.61	48
19.47	7.63	1,947,444	0.59	1.17	0.62	44
18.27	13.86	597,013	0.59	1.30	0.69	31

27.01	4.31	6,393	0.43	0.88	0.43	16
26.02	20.01	6,024	0.44	1.03	0.45	39
21.93	9.30	2,964	0.45	1.74	0.59	68
20.32	5.57	1,893	0.45	1.46	0.95	48
19.50	7.81	123	0.39	1.37	0.67	44
18.30	14.10	37	0.40	1.51	1.08	31

27.02	4.32	1,863,086	0.33	0.98	0.33	16
26.04	20.11	1,591,643	0.33	1.14	0.34	39
21.95	9.50	851,085	0.35	1.87	0.35	68
20.32	5.69	384,616	0.35	1.56	0.37	48
19.49	7.87	121,897	0.34	1.42	0.42	44
18.29	14.09	3,289	0.34	1.41	0.42	31

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	127

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Hedged Equity 2 Fund
Class A
Six Months Ended December 31, 2021 (Unaudited)	$15.97	$0.04		$1.10	$1.14	$(0.04)
February 26, 2021 (f) through June 30, 2021	15.00	0.03		0.95	0.98	(0.01)

Class C
Six Months Ended December 31, 2021 (Unaudited)	15.95	—	(h)	1.10	1.10	— (h)
February 26, 2021 (f) through June 30, 2021	15.00	—	(h)	0.95	0.95	— (h)

Class I
Six Months Ended December 31, 2021 (Unaudited)	15.98	0.06		1.10	1.16	(0.05)
February 26, 2021 (f) through June 30, 2021	15.00	0.04		0.96	1.00	(0.02)

Class R5
Six Months Ended December 31, 2021 (Unaudited)	15.98	0.07		1.11	1.18	(0.06)
February 26, 2021 (f) through June 30, 2021	15.00	0.05		0.95	1.00	(0.02)

Class R6
Six Months Ended December 31, 2021 (Unaudited)	15.99	0.08		1.11	1.19	(0.07)
February 26, 2021 (f) through June 30, 2021	15.00	0.05		0.96	1.01	(0.02)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of operations.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (c)

$17.07	7.13%	$233,103	0.85%		0.48%		0.86%		13%
15.97	6.54	52,880	0.85	(g)	0.57	(g)	0.92	(g)	6

17.05	6.92	180,578	1.35		(0.04)		1.36		13
15.95	6.36	57,423	1.35	(g)	0.05	(g)	1.43	(g)	6

17.09	7.29	2,970,051	0.60		0.71		0.61		13
15.98	6.63	1,018,781	0.60	(g)	0.80	(g)	0.70	(g)	6

17.10	7.41	582	0.45		0.83		0.46		13
15.98	6.66	536	0.45	(g)	0.99	(g)	0.88	(g)	6

17.11	7.46	508,914	0.35		0.94		0.36		13
15.99	6.75	262,248	0.35	(g)	1.04	(g)	0.43	(g)	6

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	129

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Hedged Equity 3 Fund
Class A
Six Months Ended December 31, 2021 (Unaudited)	$15.96	$0.04		$0.91	$0.95	$(0.03)
February 26, 2021 (f) through June 30, 2021	15.00	0.03		0.95	0.98	(0.02)

Class C
Six Months Ended December 31, 2021 (Unaudited)	15.95	—	(h)	0.91	0.91	(0.01)
February 26, 2021 (f) through June 30, 2021	15.00	—	(h)	0.96	0.96	(0.01)

Class I
Six Months Ended December 31, 2021 (Unaudited)	15.98	0.06		0.92	0.98	(0.05)
February 26, 2021 (f) through June 30, 2021	15.00	0.04		0.96	1.00	(0.02)

Class R5
Six Months Ended December 31, 2021 (Unaudited)	15.98	0.07		0.92	0.99	(0.05)
February 26, 2021 (f) through June 30, 2021	15.00	0.05		0.95	1.00	(0.02)

Class R6
Six Months Ended December 31, 2021 (Unaudited)	15.98	0.08		0.92	1.00	(0.06)
February 26, 2021 (f) through June 30, 2021	15.00	0.06		0.94	1.00	(0.02)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of operations.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (c)

$16.88	5.97%	$94,246	0.85%		0.47%		0.86%		12%
15.96	6.50	21,446	0.85	(g)	0.60	(g)	1.00	(g)	7

16.85	5.68	78,261	1.35		(0.03)		1.36		12
15.95	6.37	19,229	1.35	(g)	0.09	(g)	1.51	(g)	7

16.91	6.12	1,730,595	0.60		0.71		0.62		12
15.98	6.64	524,074	0.60	(g)	0.81	(g)	0.80	(g)	7

16.92	6.23	20	0.45		0.82		0.50		12
15.98	6.64	21	0.45	(g)	0.96	(g)	3.22	(g)	7

16.92	6.29	413,958	0.35		0.94		0.35		12
15.98	6.68	1,796	0.35	(g)	1.10	(g)	0.64	(g)	7

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	131

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Large Cap Growth Fund
Class A
Six Months Ended December 31, 2021 (Unaudited)	$64.22	$(0.13)	$5.51	$5.38	$—	$(9.24)	$(9.24)
Year Ended June 30, 2021	48.04	(0.27)	19.59	19.32	—	(3.14)	(3.14)
Year Ended June 30, 2020	41.87	(0.01)	11.39	11.38	—	(5.21)	(5.21)
Year Ended June 30, 2019	42.44	(0.09)	4.80	4.71	—	(5.28)	(5.28)
Year Ended June 30, 2018	38.23	(0.10)	9.92	9.82	—	(5.61)	(5.61)
Year Ended June 30, 2017	32.93	(0.07)	8.51	8.44	—	(3.14)	(3.14)

Class C
Six Months Ended December 31, 2021 (Unaudited)	46.21	(0.21)	3.93	3.72	—	(9.24)	(9.24)
Year Ended June 30, 2021	35.43	(0.41)	14.33	13.92	—	(3.14)	(3.14)
Year Ended June 30, 2020	32.33	(0.17)	8.48	8.31	—	(5.21)	(5.21)
Year Ended June 30, 2019	34.20	(0.23)	3.64	3.41	—	(5.28)	(5.28)
Year Ended June 30, 2018	31.95	(0.25)	8.11	7.86	—	(5.61)	(5.61)
Year Ended June 30, 2017	28.15	(0.20)	7.14	6.94	—	(3.14)	(3.14)

Class I
Six Months Ended December 31, 2021 (Unaudited)	65.59	(0.05)	5.63	5.58	—	(9.24)	(9.24)
Year Ended June 30, 2021	48.91	(0.12)	19.97	19.85	(0.03)	(3.14)	(3.17)
Year Ended June 30, 2020	42.46	0.09	11.59	11.68	(0.02)	(5.21)	(5.23)
Year Ended June 30, 2019	42.86	0.01	4.87	4.88	—	(5.28)	(5.28)
Year Ended June 30, 2018	38.47	(0.01)	10.01	10.00	—	(5.61)	(5.61)
Year Ended June 30, 2017	33.08	(0.02)	8.55	8.53	—	(3.14)	(3.14)

Class R2
Six Months Ended December 31, 2021 (Unaudited)	61.05	(0.20)	5.23	5.03	—	(9.24)	(9.24)
Year Ended June 30, 2021	45.90	(0.39)	18.68	18.29	—	(3.14)	(3.14)
Year Ended June 30, 2020	40.32	(0.11)	10.90	10.79	—	(5.21)	(5.21)
Year Ended June 30, 2019	41.17	(0.18)	4.61	4.43	—	(5.28)	(5.28)
Year Ended June 30, 2018	37.33	(0.20)	9.65	9.45	—	(5.61)	(5.61)
Year Ended June 30, 2017	32.31	(0.16)	8.32	8.16	—	(3.14)	(3.14)

Class R3
Six Months Ended December 31, 2021 (Unaudited)	64.64	(0.13)	5.54	5.41	—	(9.24)	(9.24)
Year Ended June 30, 2021	48.34	(0.27)	19.72	19.45	(0.01)	(3.14)	(3.15)
Year Ended June 30, 2020	42.10	(0.01)	11.46	11.45	—	(5.21)	(5.21)
Year Ended June 30, 2019	42.64	(0.08)	4.82	4.74	—	(5.28)	(5.28)
Year Ended June 30, 2018	38.39	(0.08)	9.94	9.86	—	(5.61)	(5.61)
September 9, 2016 (f) through June 30, 2017	33.97	(0.06)	7.62	7.56	—	(3.14)	(3.14)

Class R4
Six Months Ended December 31, 2021 (Unaudited)	65.47	(0.05)	5.62	5.57	—	(9.24)	(9.24)
Year Ended June 30, 2021	48.84	(0.12)	19.94	19.82	(0.05)	(3.14)	(3.19)
Year Ended June 30, 2020	42.45	0.08	11.58	11.66	(0.06)	(5.21)	(5.27)
Year Ended June 30, 2019	42.85	0.01	4.87	4.88	—	(5.28)	(5.28)
Year Ended June 30, 2018	38.47	0.01	9.98	9.99	—	(5.61)	(5.61)
September 9, 2016 (f) through June 30, 2017	33.97	0.04	7.60	7.64	—	(3.14)	(3.14)

Class R5
Six Months Ended December 31, 2021 (Unaudited)	67.49	— (g)	5.81	5.81	—	(9.24)	(9.24)
Year Ended June 30, 2021	50.20	(0.04)	20.52	20.48	(0.05)	(3.14)	(3.19)
Year Ended June 30, 2020	43.44	0.16	11.88	12.04	(0.07)	(5.21)	(5.28)
Year Ended June 30, 2019	43.65	0.07	5.00	5.07	—	(5.28)	(5.28)
Year Ended June 30, 2018	39.04	0.06	10.16	10.22	—	(5.61)	(5.61)
Year Ended June 30, 2017	33.46	0.05	8.67	8.72	—	(3.14)	(3.14)

Class R6
Six Months Ended December 31, 2021 (Unaudited)	68.18	0.04	5.86	5.90	—	(9.24)	(9.24)
Year Ended June 30, 2021	50.66	0.03	20.71	20.74	(0.08)	(3.14)	(3.22)
Year Ended June 30, 2020	43.78	0.21	11.99	12.20	(0.11)	(5.21)	(5.32)
Year Ended June 30, 2019	43.95	0.11	5.03	5.14	(0.03)	(5.28)	(5.31)
Year Ended June 30, 2018	39.23	0.10	10.23	10.33	—	(5.61)	(5.61)
Year Ended June 30, 2017	33.58	0.09	8.70	8.79	—	(3.14)	(3.14)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.
(g)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$60.36	8.52%	$5,267,927	0.94%	(0.39)%	1.01%	21%
64.22	41.00	4,970,767	0.93	(0.46)	1.02	58
48.04	30.09	3,280,463	0.94	(0.03)	1.04	47
41.87	13.67	2,466,910	0.93	(0.23)	1.10	50
42.44	28.45	2,481,816	0.97	(0.25)	1.11	24
38.23	27.50	2,462,957	1.05	(0.19)	1.25	22

40.69	8.24	829,593	1.44	(0.89)	1.51	21
46.21	40.32	780,132	1.43	(0.96)	1.51	58
35.43	29.42	701,820	1.44	(0.53)	1.54	47
32.33	13.11	518,116	1.43	(0.73)	1.59	50
34.20	27.83	534,199	1.47	(0.75)	1.60	24
31.95	26.79	487,702	1.55	(0.69)	1.67	22

61.93	8.65	11,651,360	0.69	(0.14)	0.75	21
65.59	41.37	10,983,173	0.68	(0.21)	0.76	58
48.91	30.40	7,058,308	0.69	0.22	0.78	47
42.46	13.95	4,691,515	0.68	0.02	0.84	50
42.86	28.77	4,413,908	0.74	(0.03)	0.85	24
38.47	27.65	4,771,428	0.89	(0.05)	0.90	22

56.84	8.39	137,088	1.19	(0.64)	1.26	21
61.05	40.65	129,541	1.18	(0.71)	1.26	58
45.90	29.76	118,628	1.19	(0.27)	1.29	47
40.32	13.39	138,030	1.18	(0.47)	1.34	50
41.17	28.11	156,775	1.24	(0.52)	1.35	24
37.33	27.14	147,902	1.31	(0.46)	1.47	22

60.81	8.51	294,369	0.94	(0.39)	1.00	21
64.64	41.01	264,318	0.93	(0.45)	1.01	58
48.34	30.09	90,107	0.94	(0.02)	1.03	47
42.10	13.68	45,376	0.93	(0.21)	1.08	50
42.64	28.43	6,865	0.96	(0.21)	1.10	24
38.39	24.05	992	1.12	(0.20)	1.20	22

61.80	8.65	245,696	0.69	(0.14)	0.75	21
65.47	41.37	204,814	0.68	(0.20)	0.76	58
48.84	30.40	64,792	0.69	0.19	0.78	47
42.45	13.96	10,740	0.68	0.02	0.83	50
42.85	28.74	5,930	0.73	0.02	0.85	24
38.47	24.31	440	0.89	0.12	1.07	22

64.06	8.75	931,637	0.54	0.01	0.60	21
67.49	41.57	956,386	0.53	(0.06)	0.61	58
50.20	30.59	781,380	0.54	0.38	0.63	47
43.44	14.15	702,536	0.53	0.17	0.69	50
43.65	28.93	788,766	0.59	0.14	0.70	24
39.04	27.92	799,190	0.70	0.15	0.72	22

64.84	8.79	21,447,424	0.44	0.11	0.50	21
68.18	41.70	19,127,249	0.43	0.04	0.51	58
50.66	30.75	11,169,668	0.44	0.47	0.53	47
43.78	14.23	7,339,387	0.43	0.27	0.58	50
43.95	29.08	5,962,328	0.48	0.24	0.60	24
39.23	28.03	3,606,093	0.60	0.25	0.60	22

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	133

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Large Cap Value Fund
Class A
Six Months Ended December 31, 2021 (Unaudited)	$20.48	$0.08	$0.24	$0.32	$(0.10)	$(1.38)	$(1.48)
Year Ended June 30, 2021	12.72	0.11	7.73	7.84	(0.08)	—	(0.08)
Year Ended June 30, 2020	14.11	0.18	(1.40)	(1.22)	(0.17)	—	(0.17)
Year Ended June 30, 2019	15.11	0.17	(0.09)	0.08	(0.17)	(0.91)	(1.08)
Year Ended June 30, 2018	15.48	0.15	0.89	1.04	(0.13)	(1.28)	(1.41)
Year Ended June 30, 2017	12.71	0.15	3.42	3.57	(0.14)	(0.66)	(0.80)

Class C
Six Months Ended December 31, 2021 (Unaudited)	19.55	0.03	0.22	0.25	(0.05)	(1.38)	(1.43)
Year Ended June 30, 2021	12.17	0.02	7.39	7.41	(0.03)	—	(0.03)
Year Ended June 30, 2020	13.49	0.11	(1.32)	(1.21)	(0.11)	—	(0.11)
Year Ended June 30, 2019	14.51	0.10	(0.10)	— (f)	(0.11)	(0.91)	(1.02)
Year Ended June 30, 2018	14.93	0.06	0.86	0.92	(0.06)	(1.28)	(1.34)
Year Ended June 30, 2017	12.30	0.07	3.30	3.37	(0.08)	(0.66)	(0.74)

Class I
Six Months Ended December 31, 2021 (Unaudited)	20.10	0.10	0.22	0.32	(0.12)	(1.38)	(1.50)
Year Ended June 30, 2021	12.49	0.15	7.59	7.74	(0.13)	—	(0.13)
Year Ended June 30, 2020	13.85	0.21	(1.36)	(1.15)	(0.21)	—	(0.21)
Year Ended June 30, 2019	14.85	0.20	(0.09)	0.11	(0.20)	(0.91)	(1.11)
Year Ended June 30, 2018	15.24	0.18	0.87	1.05	(0.16)	(1.28)	(1.44)
Year Ended June 30, 2017	12.53	0.17	3.37	3.54	(0.17)	(0.66)	(0.83)

Class R2
Six Months Ended December 31, 2021 (Unaudited)	20.30	0.06	0.22	0.28	(0.08)	(1.38)	(1.46)
Year Ended June 30, 2021	12.61	0.06	7.67	7.73	(0.04)	—	(0.04)
Year Ended June 30, 2020	13.98	0.15	(1.38)	(1.23)	(0.14)	—	(0.14)
Year Ended June 30, 2019	14.99	0.14	(0.10)	0.04	(0.14)	(0.91)	(1.05)
Year Ended June 30, 2018	15.39	0.11	0.86	0.97	(0.09)	(1.28)	(1.37)
Year Ended June 30, 2017	12.64	0.10	3.41	3.51	(0.10)	(0.66)	(0.76)

Class R3
Six Months Ended December 31, 2021 (Unaudited)	20.09	0.08	0.23	0.31	(0.14)	(1.38)	(1.52)
Year Ended June 30, 2021	12.48	0.10	7.59	7.69	(0.08)	—	(0.08)
Year Ended June 30, 2020	13.84	0.18	(1.36)	(1.18)	(0.18)	—	(0.18)
October 1, 2018 (g) through June 30, 2019	15.63	0.13	(0.88)	(0.75)	(0.13)	(0.91)	(1.04)

Class R4
Six Months Ended December 31, 2021 (Unaudited)	20.50	0.11	0.24	0.35	(0.13)	(1.38)	(1.51)
Year Ended June 30, 2021	12.73	0.12	7.77	7.89	(0.12)	—	(0.12)
Year Ended June 30, 2020	14.11	0.22	(1.39)	(1.17)	(0.21)	—	(0.21)
October 1, 2018 (g) through June 30, 2019	15.90	0.16	(0.89)	(0.73)	(0.15)	(0.91)	(1.06)

Class R5
Six Months Ended December 31, 2021 (Unaudited)	20.32	0.12	0.23	0.35	(0.14)	(1.38)	(1.52)
Year Ended June 30, 2021	12.62	0.17	7.68	7.85	(0.15)	—	(0.15)
Year Ended June 30, 2020	14.00	0.24	(1.39)	(1.15)	(0.23)	—	(0.23)
Year Ended June 30, 2019	14.99	0.23	(0.09)	0.14	(0.22)	(0.91)	(1.13)
Year Ended June 30, 2018	15.37	0.21	0.88	1.09	(0.19)	(1.28)	(1.47)
Year Ended June 30, 2017	12.63	0.20	3.39	3.59	(0.19)	(0.66)	(0.85)

Class R6
Six Months Ended December 31, 2021 (Unaudited)	20.18	0.13	0.22	0.35	(0.15)	(1.38)	(1.53)
Year Ended June 30, 2021	12.53	0.19	7.63	7.82	(0.17)	—	(0.17)
Year Ended June 30, 2020	13.90	0.25	(1.37)	(1.12)	(0.25)	—	(0.25)
Year Ended June 30, 2019	14.90	0.24	(0.10)	0.14	(0.23)	(0.91)	(1.14)
Year Ended June 30, 2018	15.28	0.22	0.88	1.10	(0.20)	(1.28)	(1.48)
Year Ended June 30, 2017	12.56	0.20	3.38	3.58	(0.20)	(0.66)	(0.86)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$19.32	1.88%	$212,700	0.93%	0.81%	1.01%	44%
20.48	61.86	218,302	0.93	0.62	1.04	93
12.72	(8.66)	119,402	0.93	1.33	1.04	177
14.11	1.07	153,809	0.93	1.19	1.04	162
15.11	6.52	236,470	0.93	0.92	1.04	130
15.48	28.47	215,017	0.92	1.01	1.08	145

18.37	1.62	62,881	1.44	0.31	1.50	44
19.55	60.96	62,488	1.43	0.11	1.50	93
12.17	(9.04)	33,769	1.44	0.81	1.52	177
13.49	0.57	55,009	1.44	0.70	1.52	162
14.51	5.94	69,445	1.44	0.42	1.52	130
14.93	27.72	48,028	1.44	0.50	1.57	145

18.92	1.94	1,262,516	0.69	1.06	0.76	44
20.10	62.22	1,418,653	0.69	0.84	0.76	93
12.49	(8.35)	262,414	0.69	1.57	0.76	177
13.85	1.31	301,663	0.69	1.44	0.77	162
14.85	6.74	378,058	0.70	1.19	0.77	130
15.24	28.61	161,494	0.79	1.15	0.80	145

19.12	1.68	11,922	1.19	0.56	1.27	44
20.30	61.40	11,175	1.18	0.38	1.27	93
12.61	(8.83)	17,777	1.19	1.09	1.28	177
13.98	0.83	21,489	1.19	0.97	1.29	162
14.99	6.14	17,046	1.21	0.68	1.30	130
15.39	28.11	6,775	1.23	0.71	1.43	145

18.88	1.86	6,182	0.94	0.80	1.00	44
20.09	61.83	16	0.94	0.63	1.04	93
12.48	(8.59)	18	0.94	1.36	2.24	177
13.84	(4.25)	19	0.94	1.28	1.17	162

19.34	2.02	191	0.69	1.06	0.76	44
20.50	62.16	135	0.69	0.87	0.76	93
12.73	(8.34)	11,823	0.69	1.60	0.76	177
14.11	(4.05)	14,545	0.68	1.51	0.77	162

19.15	2.04	24,769	0.54	1.21	0.60	44
20.32	62.47	24,668	0.54	1.02	0.61	93
12.62	(8.26)	18,535	0.54	1.72	0.62	177
14.00	1.50	30,522	0.54	1.61	0.63	162
14.99	6.90	23,166	0.55	1.33	0.63	130
15.37	28.82	10,218	0.59	1.35	0.62	145

19.00	2.06	1,532,011	0.44	1.29	0.49	44
20.18	62.68	2,606,033	0.44	1.10	0.50	93
12.53	(8.14)	796,259	0.44	1.86	0.51	177
13.90	1.52	834,072	0.44	1.70	0.52	162
14.90	7.04	928,167	0.46	1.41	0.52	130
15.28	28.90	610,732	0.51	1.43	0.52	145

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	135

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Applied Data Science Value Fund (formerly known as JPMorgan Intrepid Value Fund)
Class A
Six Months Ended December 31, 2021 (Unaudited)	$36.38	$0.23		$2.60	$2.83	$(0.23)	$(8.75)	$(8.98)
Year Ended June 30, 2021	25.83	0.42		11.10	11.52	(0.64)	(0.33)	(0.97)
Year Ended June 30, 2020	31.42	0.55	(f)	(3.38)	(2.83)	(0.63)	(2.13)	(2.76)
Year Ended June 30, 2019	34.53	0.49		0.55	1.04	(0.51)	(3.64)	(4.15)
Year Ended June 30, 2018	35.54	0.53		4.10	4.63	(0.55)	(5.09)	(5.64)
Year Ended June 30, 2017	31.20	0.47		4.66	5.13	(0.52)	(0.27)	(0.79)

Class C
Six Months Ended December 31, 2021 (Unaudited)	35.72	0.13		2.54	2.67	(0.14)	(8.75)	(8.89)
Year Ended June 30, 2021	25.36	0.28		10.90	11.18	(0.49)	(0.33)	(0.82)
Year Ended June 30, 2020	30.90	0.40	(f)	(3.33)	(2.93)	(0.48)	(2.13)	(2.61)
Year Ended June 30, 2019	34.06	0.32		0.54	0.86	(0.38)	(3.64)	(4.02)
Year Ended June 30, 2018	35.14	0.35		4.05	4.40	(0.39)	(5.09)	(5.48)
Year Ended June 30, 2017	30.87	0.30		4.60	4.90	(0.36)	(0.27)	(0.63)

Class I
Six Months Ended December 31, 2021 (Unaudited)	36.72	0.27		2.63	2.90	(0.27)	(8.75)	(9.02)
Year Ended June 30, 2021	25.79	0.50		11.48	11.98	(0.72)	(0.33)	(1.05)
Year Ended June 30, 2020	31.62	0.62	(f)	(3.66)	(3.04)	(0.66)	(2.13)	(2.79)
Year Ended June 30, 2019	34.71	0.57		0.55	1.12	(0.57)	(3.64)	(4.21)
Year Ended June 30, 2018	35.69	0.62		4.11	4.73	(0.62)	(5.09)	(5.71)
Year Ended June 30, 2017	31.34	0.53		4.67	5.20	(0.58)	(0.27)	(0.85)

Class R2
Six Months Ended December 31, 2021 (Unaudited)	35.99	0.16		2.57	2.73	(0.17)	(8.75)	(8.92)
Year Ended June 30, 2021	25.55	0.33		11.01	11.34	(0.57)	(0.33)	(0.90)
Year Ended June 30, 2020	31.12	0.47	(f)	(3.35)	(2.88)	(0.56)	(2.13)	(2.69)
Year Ended June 30, 2019	34.26	0.40		0.54	0.94	(0.44)	(3.64)	(4.08)
Year Ended June 30, 2018	35.33	0.46		4.03	4.49	(0.47)	(5.09)	(5.56)
Year Ended June 30, 2017	31.04	0.38		4.62	5.00	(0.44)	(0.27)	(0.71)

Class R5
Six Months Ended December 31, 2021 (Unaudited)	36.78	0.28		2.64	2.92	(0.28)	(8.75)	(9.03)
Year Ended June 30, 2021	25.66	0.59		11.63	12.22	(0.77)	(0.33)	(1.10)
Year Ended June 30, 2020	31.73	0.67	(f)	(3.87)	(3.20)	(0.74)	(2.13)	(2.87)
Year Ended June 30, 2019	34.80	0.62		0.56	1.18	(0.61)	(3.64)	(4.25)
Year Ended June 30, 2018	35.78	0.66		4.13	4.79	(0.68)	(5.09)	(5.77)
Year Ended June 30, 2017	31.42	0.59		4.69	5.28	(0.65)	(0.27)	(0.92)

Class R6
Six Months Ended December 31, 2021 (Unaudited)	36.78	0.31		2.62	2.93	(0.29)	(8.75)	(9.04)
Year Ended June 30, 2021	26.06	0.57		11.28	11.85	(0.80)	(0.33)	(1.13)
Year Ended June 30, 2020	31.74	0.70	(f)	(3.47)	(2.77)	(0.78)	(2.13)	(2.91)
Year Ended June 30, 2019	34.80	0.65		0.57	1.22	(0.64)	(3.64)	(4.28)
Year Ended June 30, 2018	35.78	0.69		4.13	4.82	(0.71)	(5.09)	(5.80)
Year Ended June 30, 2017	31.42	0.61		4.69	5.30	(0.67)	(0.27)	(0.94)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)

Reflects special dividends paid out during the year by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $0.46, $0.30, $0.53, $0.38, $0.57 and $0.60 for Class A, Class C, Class I, Class R2, Class R5 and Class R6 Shares, respectively, and the net investment income (loss) ratio would have been 1.56%, 1.05%, 1.70%, 1.30%, 1.85% and 2.04% for Class A, Class C, Class I, Class R2, Class R5 and Class R6 Shares, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$30.23	8.43%	$60,402	0.73%	1.23%		0.97%	47%
36.38	45.65	61,187	0.83	1.37		0.99	72
25.83	(9.96)	49,876	0.83	1.88	(f)	0.95	79
31.42	4.08	72,888	0.82	1.49		1.01	88
34.53	13.39	86,400	0.83	1.48		1.02	68
35.54	16.55	95,891	0.83	1.41		1.16	81

29.50	8.12	10,260	1.23	0.73		1.48	47
35.72	45.02	11,211	1.33	0.91		1.50	72
25.36	(10.46)	11,038	1.33	1.37	(f)	1.46	79
30.90	3.57	19,139	1.32	0.99		1.52	88
34.06	12.84	23,686	1.33	1.00		1.53	68
35.14	15.97	35,999	1.32	0.89		1.59	81

30.60	8.55	124,275	0.49	1.47		0.72	47
36.72	47.54	127,530	0.59	1.62		0.74	72
25.79	(10.69)	113,316	0.59	2.01	(f)	0.68	79
31.62	4.33	698,989	0.58	1.74		0.76	88
34.71	13.65	772,556	0.62	1.71		0.76	68
35.69	16.72	886,602	0.68	1.56		0.90	81

29.80	8.23	2,978	1.09	0.87		1.41	47
35.99	45.36	3,000	1.09	1.08		1.34	72
25.55	(10.24)	2,664	1.09	1.62	(f)	1.30	79
31.12	3.81	4,438	1.08	1.22		1.62	88
34.26	13.04	5,781	1.12	1.28		1.52	68
35.33	16.24	19,693	1.10	1.12		1.59	81

30.67	8.59	4,479	0.44	1.53		0.58	47
36.78	48.74	4,053	0.44	1.91		0.59	72
25.66	(11.16)	4,269	0.44	2.16	(f)	0.55	79
31.73	4.50	48,910	0.43	1.89		0.61	88
34.80	13.80	90,714	0.45	1.82		0.62	68
35.78	16.97	86,134	0.48	1.73		0.61	81

30.67	8.63	44,058	0.34	1.65		0.47	47
36.78	46.60	69,298	0.34	1.82		0.49	72
26.06	(9.68)	74,603	0.34	2.37	(f)	0.44	79
31.74	4.63	133,014	0.33	1.99		0.51	88
34.80	13.90	118,726	0.37	1.90		0.52	68
35.78	17.03	108,525	0.43	1.79		0.52	81

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	137

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Equity Fund
Class A
Six Months Ended December 31, 2021 (Unaudited)	$21.51	$0.03	$2.70	$2.73	$(0.03)	$(2.23)	$(2.26)
Year Ended June 30, 2021	16.22	0.09	6.39	6.48	(0.08)	(1.11)	(1.19)
Year Ended June 30, 2020	15.86	0.11	1.82	1.93	(0.11)	(1.46)	(1.57)
Year Ended June 30, 2019	16.48	0.12	1.17	1.29	(0.12)	(1.79)	(1.91)
Year Ended June 30, 2018	15.80	0.11	1.94	2.05	(0.11)	(1.26)	(1.37)
Year Ended June 30, 2017	13.76	0.11	2.57	2.68	(0.11)	(0.53)	(0.64)

Class C
Six Months Ended December 31, 2021 (Unaudited)	20.61	(0.03)	2.59	2.56	—	(2.23)	(2.23)
Year Ended June 30, 2021	15.60	(0.01)	6.14	6.13	(0.01)	(1.11)	(1.12)
Year Ended June 30, 2020	15.31	0.03	1.75	1.78	(0.03)	(1.46)	(1.49)
Year Ended June 30, 2019	15.99	0.04	1.13	1.17	(0.06)	(1.79)	(1.85)
Year Ended June 30, 2018	15.37	0.03	1.89	1.92	(0.04)	(1.26)	(1.30)
Year Ended June 30, 2017	13.41	0.04	2.49	2.53	(0.04)	(0.53)	(0.57)

Class I
Six Months Ended December 31, 2021 (Unaudited)	21.59	0.06	2.70	2.76	(0.05)	(2.23)	(2.28)
Year Ended June 30, 2021	16.27	0.13	6.43	6.56	(0.13)	(1.11)	(1.24)
Year Ended June 30, 2020	15.91	0.15	1.82	1.97	(0.15)	(1.46)	(1.61)
Year Ended June 30, 2019	16.51	0.16	1.18	1.34	(0.15)	(1.79)	(1.94)
Year Ended June 30, 2018	15.83	0.15	1.94	2.09	(0.15)	(1.26)	(1.41)
Year Ended June 30, 2017	13.79	0.14	2.57	2.71	(0.14)	(0.53)	(0.67)

Class L
Six Months Ended December 31, 2021 (Unaudited)	21.63	0.07	2.72	2.79	(0.07)	(2.23)	(2.30)
Year Ended June 30, 2021	16.30	0.16	6.44	6.60	(0.16)	(1.11)	(1.27)
Year Ended June 30, 2020	15.93	0.17	1.83	2.00	(0.17)	(1.46)	(1.63)
Year Ended June 30, 2019	16.53	0.18	1.18	1.36	(0.17)	(1.79)	(1.96)
Year Ended June 30, 2018	15.85	0.17	1.94	2.11	(0.17)	(1.26)	(1.43)
Year Ended June 30, 2017	13.80	0.16	2.58	2.74	(0.16)	(0.53)	(0.69)

Class R2
Six Months Ended December 31, 2021 (Unaudited)	21.26	— (f)	2.66	2.66	— (f)	(2.23)	(2.23)
Year Ended June 30, 2021	16.04	0.04	6.33	6.37	(0.04)	(1.11)	(1.15)
Year Ended June 30, 2020	15.70	0.07	1.80	1.87	(0.07)	(1.46)	(1.53)
Year Ended June 30, 2019	16.34	0.08	1.16	1.24	(0.09)	(1.79)	(1.88)
Year Ended June 30, 2018	15.68	0.07	1.92	1.99	(0.07)	(1.26)	(1.33)
Year Ended June 30, 2017	13.66	0.07	2.55	2.62	(0.07)	(0.53)	(0.60)

Class R3
Six Months Ended December 31, 2021 (Unaudited)	21.42	0.03	2.68	2.71	(0.03)	(2.23)	(2.26)
Year Ended June 30, 2021	16.15	0.09	6.38	6.47	(0.09)	(1.11)	(1.20)
Year Ended June 30, 2020	15.80	0.11	1.81	1.92	(0.11)	(1.46)	(1.57)
Year Ended June 30, 2019	16.43	0.12	1.16	1.28	(0.12)	(1.79)	(1.91)
Year Ended June 30, 2018	15.76	0.11	1.93	2.04	(0.11)	(1.26)	(1.37)
September 9, 2016 (g) through June 30, 2017	14.11	0.08	2.24	2.32	(0.14)	(0.53)	(0.67)

Class R4
Six Months Ended December 31, 2021 (Unaudited)	21.55	0.06	2.70	2.76	(0.05)	(2.23)	(2.28)
Year Ended June 30, 2021	16.25	0.13	6.41	6.54	(0.13)	(1.11)	(1.24)
Year Ended June 30, 2020	15.89	0.15	1.82	1.97	(0.15)	(1.46)	(1.61)
Year Ended June 30, 2019	16.50	0.17	1.16	1.33	(0.15)	(1.79)	(1.94)
Year Ended June 30, 2018	15.82	0.16	1.93	2.09	(0.15)	(1.26)	(1.41)
September 9, 2016 (g) through June 30, 2017	14.15	0.13	2.22	2.35	(0.15)	(0.53)	(0.68)

Class R5
Six Months Ended December 31, 2021 (Unaudited)	21.64	0.07	2.72	2.79	(0.07)	(2.23)	(2.30)
Year Ended June 30, 2021	16.31	0.16	6.44	6.60	(0.16)	(1.11)	(1.27)
Year Ended June 30, 2020	15.94	0.17	1.83	2.00	(0.17)	(1.46)	(1.63)
Year Ended June 30, 2019	16.54	0.19	1.17	1.36	(0.17)	(1.79)	(1.96)
Year Ended June 30, 2018	15.85	0.18	1.95	2.13	(0.18)	(1.26)	(1.44)
Year Ended June 30, 2017	13.81	0.17	2.57	2.74	(0.17)	(0.53)	(0.70)

Class R6
Six Months Ended December 31, 2021 (Unaudited)	21.69	0.08	2.73	2.81	(0.08)	(2.23)	(2.31)
Year Ended June 30, 2021	16.34	0.18	6.46	6.64	(0.18)	(1.11)	(1.29)
Year Ended June 30, 2020	15.97	0.19	1.83	2.02	(0.19)	(1.46)	(1.65)
Year Ended June 30, 2019	16.56	0.20	1.19	1.39	(0.19)	(1.79)	(1.98)
Year Ended June 30, 2018	15.87	0.19	1.95	2.14	(0.19)	(1.26)	(1.45)
Year Ended June 30, 2017	13.82	0.18	2.58	2.76	(0.18)	(0.53)	(0.71)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$21.98	12.84%	$1,919,539	0.94%	0.23%	0.98%	26%
21.51	41.18	1,642,046	0.94	0.46	0.98	60
16.22	12.59	1,869,111	0.94	0.70	0.99	84
15.86	9.18	1,556,392	0.94	0.76	0.99	91
16.48	13.20	1,340,858	0.94	0.69	1.01	97
15.80	19.86	1,371,821	0.94	0.75	1.10	86

20.94	12.58	434,291	1.44	(0.27)	1.47	26
20.61	40.52	367,940	1.44	(0.05)	1.47	60
15.60	12.01	274,741	1.44	0.19	1.49	84
15.31	8.63	289,675	1.44	0.27	1.49	91
15.99	12.66	302,297	1.44	0.19	1.50	97
15.37	19.23	318,369	1.44	0.25	1.55	86

22.07	12.98	2,089,254	0.69	0.48	0.72	26
21.59	41.64	1,731,572	0.69	0.69	0.72	60
16.27	12.82	1,038,998	0.69	0.94	0.73	84
15.91	9.47	1,121,609	0.69	1.03	0.74	91
16.51	13.44	1,521,535	0.71	0.92	0.75	97
15.83	20.05	1,287,300	0.76	0.93	0.81	86

22.12	13.08	2,028,197	0.54	0.63	0.57	26
21.63	41.81	1,907,620	0.54	0.83	0.58	60
16.30	13.03	1,309,531	0.55	1.08	0.59	84
15.93	9.60	1,552,520	0.55	1.16	0.60	91
16.53	13.56	1,679,995	0.57	1.05	0.60	97
15.85	20.27	3,391,256	0.61	1.07	0.67	86

21.69	12.68	283,095	1.19	(0.02)	1.22	26
21.26	40.92	269,266	1.19	0.20	1.22	60
16.04	12.29	216,689	1.19	0.44	1.23	84
15.70	8.89	244,356	1.19	0.52	1.24	91
16.34	12.88	265,675	1.21	0.42	1.25	97
15.68	19.58	260,589	1.20	0.48	1.40	86

21.87	12.80	192,664	0.94	0.23	0.97	26
21.42	41.30	174,770	0.94	0.44	0.97	60
16.15	12.57	117,991	0.94	0.70	0.98	84
15.80	9.14	111,902	0.94	0.79	0.99	91
16.43	13.18	61,413	0.95	0.69	1.00	97
15.76	16.83	25,050	1.00	0.67	1.03	86

22.03	13.00	67,096	0.69	0.48	0.72	26
21.55	41.58	45,443	0.69	0.69	0.72	60
16.25	12.84	21,651	0.69	0.95	0.73	84
15.89	9.44	22,870	0.69	1.08	0.75	91
16.50	13.48	10,531	0.70	0.94	0.75	97
15.82	16.99	1,030	0.75	1.03	0.81	86

22.13	13.07	1,166,317	0.54	0.63	0.57	26
21.64	41.79	1,089,931	0.54	0.84	0.57	60
16.31	13.04	817,671	0.54	1.09	0.58	84
15.94	9.60	842,888	0.54	1.17	0.59	91
16.54	13.66	938,744	0.54	1.08	0.60	97
15.85	20.24	890,105	0.56	1.12	0.62	86

22.19	13.15	14,334,112	0.44	0.73	0.47	26
21.69	41.98	12,615,063	0.44	0.95	0.47	60
16.34	13.13	9,272,379	0.44	1.20	0.48	84
15.97	9.74	8,559,285	0.44	1.27	0.49	91
16.56	13.75	8,937,049	0.46	1.17	0.50	97
15.87	20.37	6,751,473	0.50	1.19	0.50	86

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	139

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. GARP Equity Fund
Class A
Six Months Ended December 31, 2021 (Unaudited)	$73.40	$(0.01)	$9.31	$9.30	$—	$(14.78)	$(14.78)
Year Ended June 30, 2021	57.64	(0.01)	21.89	21.88	(0.52)	(5.60)	(6.12)
Year Ended June 30, 2020	56.61	0.63 (f)	7.41	8.04	(0.34)	(6.67)	(7.01)
Year Ended June 30, 2019	59.09	0.45	3.01	3.46	(0.30)	(5.64)	(5.94)
Year Ended June 30, 2018	48.60	0.23	10.51	10.74	(0.25)	—	(0.25)
Year Ended June 30, 2017	40.37	0.22	8.27	8.49	(0.26)	—	(0.26)

Class C
Six Months Ended December 31, 2021 (Unaudited)	71.55	(0.20)	9.05	8.85	—	(14.78)	(14.78)
Year Ended June 30, 2021	56.26	(0.32)	21.36	21.04	(0.15)	(5.60)	(5.75)
Year Ended June 30, 2020	55.45	0.35	7.22	7.57	(0.09)	(6.67)	(6.76)
Year Ended June 30, 2019	58.00	0.16	2.97	3.13	(0.04)	(5.64)	(5.68)
Year Ended June 30, 2018	47.72	(0.04)	10.32	10.28	—	—	—
Year Ended June 30, 2017	39.63	— (g)	8.13	8.13	(0.04)	—	(0.04)

Class I
Six Months Ended December 31, 2021 (Unaudited)	75.08	0.09	9.53	9.62	(0.12)	(14.78)	(14.90)
Year Ended June 30, 2021	58.80	0.16	22.37	22.53	(0.65)	(5.60)	(6.25)
Year Ended June 30, 2020	57.60	0.79 (f)	7.54	8.33	(0.46)	(6.67)	(7.13)
Year Ended June 30, 2019	60.04	0.60	3.05	3.65	(0.45)	(5.64)	(6.09)
Year Ended June 30, 2018	49.34	0.38	10.68	11.06	(0.36)	—	(0.36)
Year Ended June 30, 2017	40.99	0.34	8.40	8.74	(0.39)	—	(0.39)

Class R2
Six Months Ended December 31, 2021 (Unaudited)	71.18	(0.10)	9.01	8.91	—	(14.78)	(14.78)
Year Ended June 30, 2021	56.08	(0.17)	21.26	21.09	(0.39)	(5.60)	(5.99)
Year Ended June 30, 2020	55.27	0.48 (f)	7.22	7.70	(0.22)	(6.67)	(6.89)
Year Ended June 30, 2019	57.95	0.30	2.93	3.23	(0.27)	(5.64)	(5.91)
Year Ended June 30, 2018	47.66	0.09	10.31	10.40	(0.11)	—	(0.11)
Year Ended June 30, 2017	39.66	0.11	8.12	8.23	(0.23)	—	(0.23)

Class R5
Six Months Ended December 31, 2021 (Unaudited)	73.80	0.14	9.37	9.51	(0.19)	(14.78)	(14.97)
Year Ended June 30, 2021	57.93	0.26	21.96	22.22	(0.75)	(5.60)	(6.35)
Year Ended June 30, 2020	56.82	0.86 (f)	7.47	8.33	(0.55)	(6.67)	(7.22)
Year Ended June 30, 2019	59.32	0.68	2.99	3.67	(0.53)	(5.64)	(6.17)
Year Ended June 30, 2018	48.76	0.46	10.56	11.02	(0.46)	—	(0.46)
Year Ended June 30, 2017	40.51	0.42	8.29	8.71	(0.46)	—	(0.46)

Class R6
Six Months Ended December 31, 2021 (Unaudited)	73.81	0.18	9.37	9.55	(0.28)	(14.78)	(15.06)
Year Ended June 30, 2021	57.93	0.33	21.96	22.29	(0.81)	(5.60)	(6.41)
Year Ended June 30, 2020	56.81	0.91 (f)	7.49	8.40	(0.61)	(6.67)	(7.28)
Year Ended June 30, 2019	59.32	0.74	2.98	3.72	(0.59)	(5.64)	(6.23)
Year Ended June 30, 2018	48.74	0.51	10.56	11.07	(0.49)	—	(0.49)
Year Ended June 30, 2017	40.50	0.44	8.29	8.73	(0.49)	—	(0.49)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)

Reflects special dividends paid out during the year by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $0.27, $(0.01), $0.41, $0.13, $0.49 and $0.55 for Class A, Class C, Class I, Class R2, Class R5 and Class R6 Shares, respectively,and the net investment income (loss) ratio would have been 0.48%, (0.02)%, 0.73%, 0.23%, 0.88% and 0.99% for Class A, Class C, Class I, Class R2, Class R5 and Class R6 Shares, respectively.

(g)	Amount rounds to less than $0.005.
(h)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$67.92	13.00%	$130,083	0.84%	(0.03)%		0.90%	28%
73.40	40.08	119,893	0.84	(0.01)		0.90	64
57.64	15.11	94,017	0.84	1.15	(f)	0.94	96
56.61	7.06	106,993	0.84	0.79		1.12	95
59.09	22.13	104,167	0.86	0.42		1.11	69
48.60	21.12	90,633	0.92	0.50		1.20	68

65.62	12.70	31,372	1.34	(0.53)		1.40	28
71.55	39.44	30,159	1.34	(0.50)		1.40	64
56.26	14.50	31,216	1.34	0.65	(f)	1.42	96
55.45	6.51	35,931	1.34	0.29		1.61	95
58.00	21.54	37,416	1.36	(0.08)		1.61	69
47.72	20.52	42,811	1.41	0.00	(h)	1.67	68

69.80	13.14	179,611	0.59	0.22		0.65	28
75.08	40.46	164,959	0.59	0.25		0.65	64
58.80	15.38	141,497	0.59	1.40	(f)	0.67	96
57.60	7.33	163,324	0.59	1.04		0.86	95
60.04	22.45	196,798	0.61	0.67		0.86	69
49.34	21.43	183,265	0.68	0.75		0.89	68

65.31	12.85	49,184	1.09	(0.28)		1.21	28
71.18	39.73	45,629	1.09	(0.26)		1.21	64
56.08	14.84	40,305	1.09	0.90	(f)	1.25	96
55.27	6.78	45,086	1.09	0.54		1.49	95
57.95	21.84	40,763	1.10	0.16		1.37	69
47.66	20.82	5,277	1.17	0.26		1.68	68

68.34	13.24	149,622	0.44	0.36		0.50	28
73.80	40.57	166,478	0.44	0.39		0.50	64
57.93	15.63	189,889	0.44	1.55	(f)	0.52	96
56.82	7.48	194,550	0.44	1.19		0.71	95
59.32	22.66	201,539	0.45	0.83		0.71	69
48.76	21.65	192,164	0.48	0.94		0.72	68

68.30	13.29	803,672	0.34	0.47		0.40	28
73.81	40.70	780,470	0.34	0.50		0.40	64
57.93	15.76	617,458	0.34	1.65	(f)	0.42	96
56.81	7.59	602,454	0.34	1.29		0.61	95
59.32	22.78	588,911	0.36	0.92		0.61	69
48.74	21.70	504,973	0.43	0.99		0.61	68

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	141

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Large Cap Core Plus Fund
Class A
Six Months Ended December 31, 2021 (Unaudited)	$26.84	$(0.06)	$3.29	$3.23	$—	$(6.78)	$(6.78)
Year Ended June 30, 2021	24.58	(0.10)	9.21	9.11	(0.03)	(6.82)	(6.85)
Year Ended June 30, 2020	27.51	0.04	2.65	2.69	(0.03)	(5.59)	(5.62)
Year Ended June 30, 2019	30.10	0.05	1.53	1.58	(0.05)	(4.12)	(4.17)
Year Ended June 30, 2018	30.35	— (i)	3.87	3.87	—	(4.12)	(4.12)
Year Ended June 30, 2017	26.06	— (i)	5.54	5.54	(0.01)	(1.24)	(1.25)

Class C
Six Months Ended December 31, 2021 (Unaudited)	24.01	(0.11)	2.93	2.82	—	(6.78)	(6.78)
Year Ended June 30, 2021	22.67	(0.21)	8.37	8.16	—	(6.82)	(6.82)
Year Ended June 30, 2020	25.88	(0.08)	2.46	2.38	—	(5.59)	(5.59)
Year Ended June 30, 2019	28.65	(0.08)	1.43	1.35	—	(4.12)	(4.12)
Year Ended June 30, 2018	29.21	(0.15)	3.71	3.56	—	(4.12)	(4.12)
Year Ended June 30, 2017	25.23	(0.14)	5.36	5.22	—	(1.24)	(1.24)

Class I
Six Months Ended December 31, 2021 (Unaudited)	27.53	(0.02)	3.38	3.36	—	(6.78)	(6.78)
Year Ended June 30, 2021	25.04	(0.03)	9.41	9.38	(0.07)	(6.82)	(6.89)
Year Ended June 30, 2020	27.94	0.10	2.69	2.79	(0.10)	(5.59)	(5.69)
Year Ended June 30, 2019	30.51	0.13	1.54	1.67	(0.12)	(4.12)	(4.24)
Year Ended June 30, 2018	30.66	0.08	3.92	4.00	(0.03)	(4.12)	(4.15)
Year Ended June 30, 2017	26.32	0.08	5.59	5.67	(0.09)	(1.24)	(1.33)

Class R2
Six Months Ended December 31, 2021 (Unaudited)	25.27	(0.10)	3.09	2.99	—	(6.78)	(6.78)
Year Ended June 30, 2021	23.54	(0.18)	8.74	8.56	(0.01)	(6.82)	(6.83)
Year Ended June 30, 2020	26.62	(0.04)	2.55	2.51	—	(5.59)	(5.59)
Year Ended June 30, 2019	29.31	(0.04)	1.47	1.43	—	(4.12)	(4.12)
Year Ended June 30, 2018	29.74	(0.09)	3.78	3.69	—	(4.12)	(4.12)
Year Ended June 30, 2017	25.61	(0.07)	5.44	5.37	—	(1.24)	(1.24)

Class R5
Six Months Ended December 31, 2021 (Unaudited)	27.78	(0.02)	3.42	3.40	—	(6.78)	(6.78)
Year Ended June 30, 2021	25.20	(0.02)	9.49	9.47	(0.07)	(6.82)	(6.89)
Year Ended June 30, 2020	28.08	0.11	2.71	2.82	(0.11)	(5.59)	(5.70)
Year Ended June 30, 2019	30.65	0.14	1.55	1.69	(0.14)	(4.12)	(4.26)
Year Ended June 30, 2018	30.81	0.11	3.93	4.04	(0.08)	(4.12)	(4.20)
Year Ended June 30, 2017	26.44	0.13	5.62	5.75	(0.14)	(1.24)	(1.38)

Class R6
Six Months Ended December 31, 2021 (Unaudited)	27.75	— (i)	3.41	3.41	—	(6.78)	(6.78)
Year Ended June 30, 2021	25.18	— (i)	9.47	9.47	(0.08)	(6.82)	(6.90)
Year Ended June 30, 2020	28.07	0.14	2.70	2.84	(0.14)	(5.59)	(5.73)
Year Ended June 30, 2019	30.63	0.17	1.56	1.73	(0.17)	(4.12)	(4.29)
November 1, 2017 (k) through June 30, 2018	32.99	0.09	1.79	1.88	(0.12)	(4.12)	(4.24)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)

The net expenses and expenses without waivers, reimbursements and earnings credits (excluding dividend and interest expense for securities sold short) for Class A are 1.11% and 1.25% for the six months ended December 31, 2021, 1.10% and 1.25% for the year ended June 30, 2021, 1.10% and 1.26% for the year ended June 30, 2020, 1.09% and 1.34% for the year ended June 30,2019, 1.15% and 1.40% for the year ended June 30, 2018 and 1.25% and 1.43% for the year ended June 30, 2017, for Class C are 1.60% and 1.75% for the six months ended December 31, 2021, 1.59% and 1.74% for the year ended June 30, 2021, 1.60% and 1.76% for the year ended June 30, 2020, 1.60% and 1.85% for the year ended June 30, 2019, 1.65% and 1.90% for the year ended June 30, 2018 and 1.75% and 1.94% for the year ended June 30, 2017, for Class I are 0.86% and 1.00% for the six months ended December 31, 2021, 0.85% and 0.99% for the year ended June 30, 2021, 0.85% and 1.01% for the year ended June 30, 2020, 0.85% and 1.09% for the year ended June 30, 2019, 0.90% and 1.15% for the year ended June 30, 2018 and 0.98% and 1.16% for the year ended June 30, 2017, for Class R2 are 1.45% and 1.51% for the six months ended December 31, 2021, 1.45% and 1.50% for the year ended June 30, 2021, 1.45% and 1.52% for the year ended June 30, 2020, 1.45% and 1.63% for the year ended June 30, 2019, 1.47% and 1.67% for the year ended June 30, 2018 and 1.50% and 1.76% for the year ended June 30, 2017, for Class R5 are 0.80% and 0.84% for the six months ended December 31, 2021, 0.80% and 0.84% for the year ended June 30, 2021, 0.80% and 0.85% for the year ended June 30, 2020, 0.80% and 0.94% for the year ended June 30, 2019, 0.79% and 1.00% for the year ended June 30, 2018 and 0.80% and 0.96% for the year ended June 30, 2017 and for Class R6 are 0.70% and 0.74% for the six months ended December 31, 2021, 0.70% and 0.74% for the year ended June 30, 2021, 0.70% and 0.75% for the year ended June 30, 2020, 0.70% and 0.85% for the year ended June 30, 2019 and 0.70% and 0.90% for the period ended June 30, 2018, respectively.

(g)	Interest expense on securities sold short is 0.07%.
(h)	Interest expense on securities sold short is 0.16%.
(i)	Amount rounds to less than $0.005.
(j)	Amount rounds to less than 0.005%.
(k)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (including dividend and interest expense for securities sold short) (e)(f)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits (including dividend and interest expense for securities sold short) (f)	Portfolio turnover rate (c)	Portfolio turnover rate (including securities sold short) (c)

$23.29	12.52%	$353,418	1.87	%(g)	(0.42)%	2.01%	28%	42%
26.84	42.30	335,206	1.94	(h)	(0.39)	2.09	57	96
24.58	11.66	267,701	1.92		0.19	2.08	85	134
27.51	6.84	678,071	1.91		0.22	2.16	98	148
30.10	13.16	772,656	2.01		0.01	2.26	110	161
30.35	21.64	791,067	2.20		0.00 (j)	2.39	94	131

20.05	12.28	39,493	2.36	(g)	(0.91)	2.51	28	42
24.01	41.55	36,784	2.43	(h)	(0.88)	2.58	57	96
22.67	11.11	59,105	2.42		(0.32)	2.58	85	134
25.88	6.31	108,332	2.42		(0.29)	2.67	98	148
28.65	12.58	158,677	2.50		(0.50)	2.75	110	161
29.21	21.05	201,031	2.70		(0.50)	2.89	94	131

24.11	12.68	1,713,370	1.62	(g)	(0.17)	1.76	28	42
27.53	42.65	1,702,566	1.69	(h)	(0.12)	1.83	57	96
25.04	11.93	2,189,079	1.67		0.40	1.83	85	134
27.94	7.11	4,740,691	1.67		0.46	1.91	98	148
30.51	13.46	6,169,553	1.75		0.27	2.00	110	161
30.66	21.95	8,075,047	1.94		0.27	2.12	94	131

21.48	12.35	6,199	2.21	(g)	(0.76)	2.27	28	42
25.27	41.77	5,838	2.29	(h)	(0.74)	2.34	57	96
23.54	11.32	4,560	2.27		(0.13)	2.34	85	134
26.62	6.45	5,304	2.27		(0.14)	2.45	98	148
29.31	12.81	6,528	2.31		(0.30)	2.52	110	161
29.74	21.33	6,207	2.45		(0.24)	2.71	94	131

24.40	12.72	36,903	1.56	(g)	(0.11)	1.60	28	42
27.78	42.75	34,191	1.64	(h)	(0.08)	1.68	57	96
25.20	11.99	38,447	1.62		0.46	1.67	85	134
28.08	7.14	99,113	1.62		0.51	1.76	98	148
30.65	13.57	126,084	1.65		0.37	1.85	110	161
30.81	22.18	168,526	1.76		0.47	1.92	94	131

24.38	12.77	496,419	1.46	(g)	0.00 (j)	1.50	28	42
27.75	42.86	536,661	1.54	(h)	0.01	1.58	57	96
25.18	12.10	491,414	1.52		0.58	1.57	85	134
28.07	7.30	787,497	1.52		0.59	1.67	98	148
30.63	6.10	1,795,125	1.54		0.44	1.74	110	161

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	143

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Return of capital	Total distributions
JPMorgan U.S. Research Enhanced Equity Fund
Class A
Six Months Ended December 31, 2021 (Unaudited)	$36.46	$0.13	$4.15	$4.28	$(0.14)	$(4.40)	$—	$(4.54)
Year Ended June 30, 2021	26.55	0.27	10.81	11.08	(0.34)	(0.83)	—	(1.17)
Year Ended June 30, 2020	27.38	0.38	1.80	2.18	(0.31)	(2.70)	—	(3.01)
Year Ended June 30, 2019	28.37	0.34	1.96	2.30	(0.36)	(2.93)	—	(3.29)
Year Ended June 30, 2018	25.40	0.31	2.96	3.27	(0.30)	—	—	(0.30)
Year Ended June 30, 2017	21.74	0.28	3.72	4.00	(0.32)	—	(0.02)	(0.34)

Class I
Six Months Ended December 31, 2021 (Unaudited)	36.89	0.18	4.18	4.36	(0.18)	(4.40)	—	(4.58)
Year Ended June 30, 2021	26.85	0.35	10.94	11.29	(0.42)	(0.83)	—	(1.25)
Year Ended June 30, 2020	27.65	0.45	1.83	2.28	(0.38)	(2.70)	—	(3.08)
Year Ended June 30, 2019	28.61	0.41	1.98	2.39	(0.42)	(2.93)	—	(3.35)
Year Ended June 30, 2018	25.62	0.39	2.98	3.37	(0.38)	—	—	(0.38)
Year Ended June 30, 2017	21.92	0.35	3.76	4.11	(0.39)	—	(0.02)	(0.41)

Class R6
Six Months Ended December 31, 2021 (Unaudited)	36.84	0.20	4.17	4.37	(0.20)	(4.40)	—	(4.60)
Year Ended June 30, 2021	26.81	0.38	10.93	11.31	(0.45)	(0.83)	—	(1.28)
Year Ended June 30, 2020	27.62	0.48	1.81	2.29	(0.40)	(2.70)	—	(3.10)
Year Ended June 30, 2019	28.57	0.44	1.98	2.42	(0.44)	(2.93)	—	(3.37)
Year Ended June 30, 2018	25.59	0.41	2.97	3.38	(0.40)	—	—	(0.40)
Year Ended June 30, 2017	21.90	0.38	3.75	4.13	(0.42)	—	(0.02)	(0.44)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$36.20	12.00%	$174,486	0.60%	0.68%	0.84%	15%
36.46	42.55	180,296	0.60	0.85	0.84	35
26.55	9.08	183,005	0.60	1.45	0.85	59
27.38	9.39	207,809	0.60	1.24	0.85	42
28.37	12.92	278,766	0.60	1.13	0.85	45
25.40	18.52	422,719	0.69	1.19	0.96	40

36.67	12.11	777,828	0.35	0.93	0.59	15
36.89	42.92	686,545	0.35	1.09	0.58	35
26.85	9.38	204,193	0.35	1.70	0.59	59
27.65	9.65	232,077	0.35	1.50	0.59	42
28.61	13.19	268,898	0.35	1.39	0.60	45
25.62	18.85	285,141	0.43	1.45	0.69	40

36.61	12.15	5,029,498	0.25	1.04	0.34	15
36.84	43.09	4,185,201	0.25	1.19	0.33	35
26.81	9.47	3,585,672	0.25	1.79	0.34	59
27.62	9.78	4,953,109	0.25	1.60	0.34	42
28.57	13.28	5,712,617	0.25	1.50	0.34	45
25.59	19.00	5,863,138	0.28	1.60	0.34	40

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	145

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Sustainable Leaders Fund
Class A
Six Months Ended December 31, 2021 (Unaudited)	$59.20	$0.18	$6.88	$7.06	$(0.23)	$(2.21)	$(2.44)
Year Ended June 30, 2021	42.76	0.42	16.81	17.23	(0.30)	(0.49)	(0.79)
Year Ended June 30, 2020	41.85	0.47	3.52	3.99	(0.43)	(2.65)	(3.08)
Year Ended June 30, 2019	41.28	0.50	3.21	3.71	(0.41)	(2.73)	(3.14)
Year Ended June 30, 2018	39.35	0.58	4.05	4.63	(0.48)	(2.22)	(2.70)
Year Ended June 30, 2017	33.20	0.29	6.20	6.49	(0.34)	—	(0.34)

Class C
Six Months Ended December 31, 2021 (Unaudited)	57.87	0.02	6.72	6.74	—	(2.21)	(2.21)
Year Ended June 30, 2021	41.80	0.16	16.43	16.59	(0.03)	(0.49)	(0.52)
Year Ended June 30, 2020	40.98	0.25	3.44	3.69	(0.22)	(2.65)	(2.87)
Year Ended June 30, 2019	40.44	0.29	3.16	3.45	(0.18)	(2.73)	(2.91)
Year Ended June 30, 2018	38.51	0.41	3.92	4.33	(0.18)	(2.22)	(2.40)
Year Ended June 30, 2017	32.48	0.11	6.06	6.17	(0.14)	—	(0.14)

Class I
Six Months Ended December 31, 2021 (Unaudited)	59.71	0.26	6.93	7.19	(0.34)	(2.21)	(2.55)
Year Ended June 30, 2021	43.11	0.55	16.95	17.50	(0.41)	(0.49)	(0.90)
Year Ended June 30, 2020	42.15	0.57	3.56	4.13	(0.52)	(2.65)	(3.17)
Year Ended June 30, 2019	41.56	0.60	3.23	3.83	(0.51)	(2.73)	(3.24)
Year Ended June 30, 2018	39.59	0.66	4.10	4.76	(0.57)	(2.22)	(2.79)
Year Ended June 30, 2017	33.40	0.38	6.25	6.63	(0.44)	—	(0.44)

Class R6
Six Months Ended December 31, 2021 (Unaudited)	59.69	0.28	6.93	7.21	(0.36)	(2.21)	(2.57)
September 30, 2020 (f) through June 30, 2021	46.79	0.43	13.40	13.83	(0.44)	(0.49)	(0.93)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$63.82	12.00%	$37,610	0.64%	0.57%	1.05%	21%
59.20	40.64	24,169	0.64	0.80	1.23	44
42.76	9.57	11,178	0.82	1.12	1.53	99
41.85	9.90	10,828	0.83	1.22	1.73	97
41.28	11.88	9,497	0.90	1.41	1.92	38
39.35	19.64	7,943	1.08	0.80	2.29	53

62.40	11.70	5,257	1.14	0.07	1.56	21
57.87	39.94	3,794	1.13	0.32	1.72	44
41.80	9.03	2,735	1.32	0.62	2.07	99
40.98	9.34	2,949	1.33	0.73	2.22	97
40.44	11.35	3,277	1.42	1.01	2.45	38
38.51	19.02	5,063	1.58	0.30	2.79	53

64.35	12.13	118,558	0.39	0.82	0.80	21
59.71	40.99	62,431	0.39	1.06	0.96	44
43.11	9.86	26,787	0.57	1.37	1.25	99
42.15	10.18	16,908	0.58	1.46	1.45	97
41.56	12.16	9,172	0.64	1.59	1.63	38
39.59	19.95	5,038	0.83	1.04	2.03	53

64.33	12.17	36,677	0.34	0.87	0.55	21
59.69	29.93	25,156	0.34	1.05	0.70	44

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	147

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Value Fund
Class A
Six Months Ended December 31, 2021 (Unaudited)	$64.61	$0.33	$4.04	$4.37	$(0.40)	$(1.21)	$(1.61)
Year Ended June 30, 2021	45.62	0.64	19.59	20.23	(0.60)	(0.64)	(1.24)
Year Ended June 30, 2020	49.84	0.79	(3.18)	(2.39)	(0.76)	(1.07)	(1.83)
Year Ended June 30, 2019	49.77	0.85	2.21	3.06	(0.85)	(2.14)	(2.99)
Year Ended June 30, 2018	46.85	0.64	4.98	5.62	(0.62)	(2.08)	(2.70)
Year Ended June 30, 2017	42.75	0.57	6.31	6.88	(0.57)	(2.21)	(2.78)

Class C
Six Months Ended December 31, 2021 (Unaudited)	57.32	0.15	3.57	3.72	(0.28)	(1.21)	(1.49)
Year Ended June 30, 2021	40.63	0.32	17.40	17.72	(0.39)	(0.64)	(1.03)
Year Ended June 30, 2020	44.59	0.48	(2.81)	(2.33)	(0.56)	(1.07)	(1.63)
Year Ended June 30, 2019	44.91	0.53	1.98	2.51	(0.69)	(2.14)	(2.83)
Year Ended June 30, 2018	42.54	0.35	4.51	4.86	(0.41)	(2.08)	(2.49)
Year Ended June 30, 2017	39.07	0.31	5.76	6.07	(0.39)	(2.21)	(2.60)

Class I
Six Months Ended December 31, 2021 (Unaudited)	68.55	0.45	4.28	4.73	(0.47)	(1.21)	(1.68)
Year Ended June 30, 2021	48.34	0.83	20.76	21.59	(0.74)	(0.64)	(1.38)
Year Ended June 30, 2020	52.69	0.96	(3.36)	(2.40)	(0.88)	(1.07)	(1.95)
Year Ended June 30, 2019	52.41	1.00	2.36	3.36	(0.94)	(2.14)	(3.08)
Year Ended June 30, 2018	49.21	0.81	5.21	6.02	(0.74)	(2.08)	(2.82)
Year Ended June 30, 2017	44.77	0.72	6.62	7.34	(0.69)	(2.21)	(2.90)

Class R2
Six Months Ended December 31, 2021 (Unaudited)	64.73	0.25	4.03	4.28	(0.34)	(1.21)	(1.55)
Year Ended June 30, 2021	45.72	0.50	19.63	20.13	(0.48)	(0.64)	(1.12)
Year Ended June 30, 2020	50.01	0.69	(3.19)	(2.50)	(0.72)	(1.07)	(1.79)
Year Ended June 30, 2019	49.98	0.63	2.31	2.94	(0.77)	(2.14)	(2.91)
Year Ended June 30, 2018	47.06	0.53	4.99	5.52	(0.52)	(2.08)	(2.60)
Year Ended June 30, 2017	42.94	0.46	6.33	6.79	(0.46)	(2.21)	(2.67)

Class R3
Six Months Ended December 31, 2021 (Unaudited)	68.41	0.36	4.26	4.62	(0.44)	(1.21)	(1.65)
Year Ended June 30, 2021	48.25	0.68	20.73	21.41	(0.61)	(0.64)	(1.25)
Year Ended June 30, 2020	52.66	0.75	(3.29)	(2.54)	(0.80)	(1.07)	(1.87)
Year Ended June 30, 2019	52.41	0.89	2.33	3.22	(0.83)	(2.14)	(2.97)
July 31, 2017 (f) through June 30, 2018	49.99	0.68	4.46	5.14	(0.64)	(2.08)	(2.72)

Class R4
Six Months Ended December 31, 2021 (Unaudited)	68.60	0.43	4.29	4.72	(0.49)	(1.21)	(1.70)
Year Ended June 30, 2021	48.31	0.79	20.81	21.60	(0.67)	(0.64)	(1.31)
Year Ended June 30, 2020	52.69	1.04	(3.46)	(2.42)	(0.89)	(1.07)	(1.96)
Year Ended June 30, 2019	52.41	1.02	2.34	3.36	(0.94)	(2.14)	(3.08)
July 31, 2017 (f) through June 30, 2018	49.99	0.79	4.46	5.25	(0.75)	(2.08)	(2.83)

Class R5
Six Months Ended December 31, 2021 (Unaudited)	69.09	0.55	4.26	4.81	(0.54)	(1.21)	(1.75)
Year Ended June 30, 2021	48.69	0.93	20.93	21.86	(0.82)	(0.64)	(1.46)
Year Ended June 30, 2020	53.06	1.04	(3.39)	(2.35)	(0.95)	(1.07)	(2.02)
Year Ended June 30, 2019	52.74	1.09	2.38	3.47	(1.01)	(2.14)	(3.15)
Year Ended June 30, 2018	49.50	0.91	5.23	6.14	(0.82)	(2.08)	(2.90)
Year Ended June 30, 2017	45.01	0.83	6.65	7.48	(0.78)	(2.21)	(2.99)

Class R6
Six Months Ended December 31, 2021 (Unaudited)	69.10	0.54	4.31	4.85	(0.56)	(1.21)	(1.77)
Year Ended June 30, 2021	48.70	1.02	20.89	21.91	(0.87)	(0.64)	(1.51)
Year Ended June 30, 2020	53.08	1.11	(3.42)	(2.31)	(1.00)	(1.07)	(2.07)
Year Ended June 30, 2019	52.75	1.16	2.36	3.52	(1.05)	(2.14)	(3.19)
Year Ended June 30, 2018	49.50	1.04	5.16	6.20	(0.87)	(2.08)	(2.95)
Year Ended June 30, 2017	45.01	0.81	6.69	7.50	(0.80)	(2.21)	(3.01)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$67.37	6.84%	$616,087	0.94%	1.00%	1.03%	20%
64.61	44.88	522,230	0.93	1.17	1.03	14
45.62	(5.11)	497,399	0.94	1.61	1.06	22
49.84	6.68	490,597	0.93	1.73	1.06	26
49.77	12.04	476,090	0.97	1.29	1.08	32
46.85	16.34	445,078	1.03	1.26	1.10	28

59.55	6.57	51,032	1.44	0.51	1.51	20
57.32	44.13	37,539	1.43	0.66	1.51	14
40.63	(5.57)	26,487	1.44	1.11	1.53	22
44.59	6.15	26,032	1.43	1.21	1.54	26
44.91	11.45	23,034	1.47	0.77	1.55	32
42.54	15.76	28,290	1.53	0.76	1.59	28

71.60	6.98	1,109,734	0.69	1.26	0.75	20
68.55	45.22	868,339	0.69	1.35	0.75	14
48.34	(4.85)	135,234	0.69	1.88	0.78	22
52.69	6.94	94,500	0.68	1.93	0.79	26
52.41	12.29	77,737	0.72	1.55	0.79	32
49.21	16.64	64,148	0.78	1.50	0.83	28

67.46	6.69	3,434	1.19	0.75	1.26	20
64.73	44.51	2,005	1.18	0.90	1.25	14
45.72	(5.34)	1,126	1.19	1.46	1.98	22
50.01	6.41	108	1.18	1.30	2.77	26
49.98	11.76	41	1.21	1.06	1.49	32
47.06	16.04	23	1.28	1.01	2.06	28

71.38	6.83	9,769	0.94	1.03	1.01	20
68.41	44.89	1,402	0.94	1.15	1.01	14
48.25	(5.10)	398	0.94	1.50	1.03	22
52.66	6.66	24	0.93	1.73	1.84	26
52.41	10.33	22	0.94	1.42	1.12	32

71.62	6.97	297	0.69	1.21	0.76	20
68.60	45.26	106	0.68	1.46	0.76	14
48.31	(4.88)	1,159	0.69	2.15	0.77	22
52.69	6.94	24	0.68	1.98	1.60	26
52.41	10.56	22	0.71	1.64	0.87	32

72.15	7.04	3,660	0.54	1.52	0.61	20
69.09	45.47	178	0.54	1.56	0.61	14
48.69	(4.72)	83	0.54	2.02	5.20	22
53.06	7.10	74	0.53	2.10	1.01	26
52.74	12.48	43	0.55	1.72	0.80	32
49.50	16.88	37	0.59	1.72	1.23	28

72.18	7.11	362,767	0.44	1.50	0.50	20
69.10	45.60	275,186	0.44	1.74	0.50	14
48.70	(4.64)	64,968	0.44	2.14	0.53	22
53.08	7.21	41,144	0.43	2.22	0.53	26
52.75	12.59	33,774	0.44	1.95	0.52	32
49.50	16.94	2,129	0.53	1.66	0.55	28

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	149

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 (Unaudited)

(Dollar values in thousands)

1. Organization

JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 for JPM I and JPM II and November 11, 2015 for JPM IV, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 15 separate funds of the Trusts (each, a “Fund” and collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversification Classification
JPMorgan Equity Focus Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Equity Income Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Equity Premium Income Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM IV	Diversified
JPMorgan Hedged Equity Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM I	Diversified
JPMorgan Hedged Equity 2 Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM IV	Diversified
JPMorgan Hedged Equity 3 Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM IV	Diversified
JPMorgan Large Cap Growth Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Large Cap Value Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan U.S. Applied Data Science Value Fund(1)	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan U.S. Equity Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan U.S. GARP Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan U.S. Large Cap Core Plus Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan U.S. Research Enhanced Equity Fund	Class A, Class I and Class R6	JPM I	Diversified
JPMorgan U.S. Sustainable Leaders Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan U.S. Value Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified

(1)	Effective July 1, 2021, JPMorgan Intrepid Value Fund changed its name to JPMorgan U.S. Applied Data Science Value Fund.

The investment objective of JPMorgan Equity Focus Fund (“Equity Focus Fund”) and JPMorgan Large Cap Growth Fund (“Large Cap Growth Fund”) is to seek long-term capital appreciation.

The investment objective of JPMorgan Equity Income Fund (“Equity Income Fund”) is to seek capital appreciation and current income.

The investment objective of JPMorgan Equity Premium Income Fund (“Equity Premium Income Fund”) is to seek current income while maintaining prospects for capital appreciation.

The investment objective of JPMorgan Hedged Equity Fund (“Hedged Equity Fund”), JPMorgan Hedged Equity 2 Fund (“Hedged Equity 2 Fund”) and JPMorgan Hedged Equity 3 Fund (“Hedged Equity 3 Fund”) is to seek to provide capital appreciation.

The investment objective of JPMorgan Large Cap Value Fund (“Large Cap Value Fund”) is to seek capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities.

The investment objective of JPMorgan U.S. Applied Data Science Value Fund (“U.S. Applied Data Science Value Fund”) and JPMorgan U.S. Sustainable Leaders Fund (“U.S. Sustainable Leaders Fund”) is to seek to provide long-term capital appreciation.

The investment objective of JPMorgan U.S. Equity Fund (“U.S. Equity Fund”) is to seek to provide high total return from a portfolio of selected equity securities.

The investment objective of JPMorgan U.S. GARP Equity Fund (“U.S. GARP Equity Fund”) is to seek to provide long-term capital growth.

The investment objective of JPMorgan U.S. Large Cap Core Plus Fund (“U.S. Large Cap Core Plus Fund”) is to seek to provide a high total return from a portfolio of selected equity securities.

150	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

The investment objective of JPMorgan U.S. Research Enhanced Equity Fund (“U.S. Research Enhanced Equity Fund”) is to seek to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard and Poor’s 500 Composite Stock Price Index.

The investment objective of JPMorgan U.S. Value Fund (“U.S. Value Fund”) is to seek to provide capital growth over the long-term and to earn income from dividends.

Class L Shares of U.S. Equity Fund and Class A Shares of U.S. Research Enhanced Equity Fund are publicly offered on a limited basis. Investors are not eligible to purchase Class L Shares of the Funds unless they meet certain requirements as described in the Funds’ prospectus.

All share classes of Hedged Equity Fund are publicly offered on a limited basis. JPMorgan Equity Income Fund is offered on a limited basis. Investors are not eligible to purchase shares of the Fund unless they meet certain requirements as described in the Fund’s prospectuses.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus. Effective October 1, 2020, Class C Shares automatically convert to Class A Shares after eight years. Prior to October 1, 2020, Class C Shares automatically converted to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds’ valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the “Boards”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Boards with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Boards. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	151

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):

Equity Focus Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$144,454	$—	$—	$144,454

(a)	Please refer to the SOI for specifics of portfolio holdings.

Equity Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$51,168,247	$—	$—	$51,168,247

(a)	Please refer to the SOI for specifics of portfolio holdings.

Equity Premium Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$1,756,321	$—	$—	$1,756,321
Equity-Linked Notes	—	344,462	—	344,462
Short-Term Investments
Investment Companies	7,184	—	—	7,184

Total Investments in Securities	$1,763,505	$344,462	$—	$2,107,967

Appreciation in Other Financial Instruments
Futures Contracts	$15	$—	$—	$15

Hedged Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$20,626,232	$—	$—	$20,626,232

Appreciation in Other Financial Instruments
Futures Contracts (a)	$5,808	$—	$—	$5,808
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	(254,958)	—	—	(254,958)
Put Options Written	(89,805)	—	—	(89,805)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(338,955)	$—	$—	$(338,955)

(a)	Please refer to the SOI for specifics of portfolio holdings.

152	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

Hedged Equity 2 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,069,681	$—	$—	$4,069,681

Appreciation in Other Financial Instruments
Futures Contracts (a)	$698	$—	$—	$698

Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	(64,012)	—	—	(64,012)
Put Options Written	(2,195)	—	—	(2,195)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(65,509)	$—	$—	$(65,509)

(a)	Please refer to the SOI for specifics of portfolio holdings.

Hedged Equity 3 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,368,859	$—	$—	$2,368,859

Appreciation in Other Financial Instruments
Futures Contracts (a)	$433	$—	$—	$433

Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	(55,687)	—	—	(55,687)
Put Options Written	(3,704)	—	—	(3,704)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(58,958)	$—	$—	$(58,958)

(a)	Please refer to the SOI for specifics of portfolio holdings.

Large Cap Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$41,072,945	$—	$—	$41,072,945

(a)	Please refer to the SOI for specifics of portfolio holdings.

Large Cap Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,161,173	$—	$—	$3,161,173

(a)	Please refer to the SOI for specifics of portfolio holdings.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	153

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

U.S. Applied Data Science Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$246,140	$—	$—	$246,140

Appreciation in Other Financial Instruments
Futures Contracts (a)	$100	$—	$—	$100

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$22,671,106	$—	$—	$22,671,106

Appreciation in Other Financial Instruments
Futures Contracts (a)	$5,467	$—	$—	$5,467

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. GARP Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,346,479	$—	$—	$1,346,479

Appreciation in Other Financial Instruments
Futures Contracts (a)	$513	$—	$—	$513

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Large Cap Core Plus Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,220,883	$—	$—	$3,220,883

Total Liabilities for Securities Sold Short (a)	$(572,510)	$—	$—	$(572,510)

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Research Enhanced Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,981,483	$—	$—	$5,981,483

Appreciation in Other Financial Instruments
Futures Contracts (a)	$1,105	$—	$—	$1,105

(a)	Please refer to the SOI for specifics of portfolio holdings.

154	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

U.S. Sustainable Leaders Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$197,589	$—	$—	$197,589

Appreciation in Other Financial Instruments
Futures Contracts (a)	$34	$—	$—	$34

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,171,489	$—	$—	$2,171,489

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.

As of December 31, 2021, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund, the Class IM Shares of the JPMorgan Prime Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.

The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	155

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of December 31, 2021.

	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Large Cap Growth Fund	$134,368	$(134,368)	$—
Large Cap Value Fund	36,685	(36,685)	—
U.S. Equity Fund	64,031	(64,031)	—
U.S. GARP Equity Fund	3,562	(3,562)	—
U.S. Sustainable Leaders Fund	532	(532)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.12% to 0.06%. For the six months ended December 31, 2021, JPMIM waived fees associated with the Funds’ investment in the JPMorgan U.S. Government Money Market Fund as follows:

Equity Income Fund	$—	(a)
Large Cap Growth Fund	10
Large Cap Value Fund	1
U.S. Applied Data Science Value Fund	—	(a)
U.S. Equity Fund	2
U.S. GARP Equity Fund	—	(a)
U.S. Sustainable Leaders Fund	—	(a)
U.S. Value Fund	—	(a)

(a)	Amount rounds to less than one thousand.

The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).

D. Investment Transactions with Affiliates — The Funds invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the tables below.

Equity Focus Fund
For the six months ended December 31, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at December 31, 2021	Shares at December 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$3,582	$10,962	$10,569	$—	(c)	$—	(c)	$3,975	3,974	$1	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2021.
(c)	Amount rounds to less than one thousand.

156	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

Equity Income Fund
For the six months ended December 31, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2021	Shares at December 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$1,108,433	$3,230,672	$3,303,997	$61	$(183)	$1,034,986	1,034,572	$398	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2021.

Equity Premium Income Fund
For the six months ended December 31, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at December 31, 2021	Shares at December 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$43,928	$1,503,918	$1,540,660	$(2)	$—	(c)	$7,184	7,181	$12	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2021.
(c)	Amount rounds to less than one thousand.

Hedged Equity Fund
For the six months ended December 31, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2021	Shares at December 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a) (b)	$312,969	$1,864,040	$880,027	$—	$—	$1,296,982	1,296,982	$11	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2021.

Hedged Equity 2 Fund
For the six months ended December 31, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2021	Shares at December 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	$82,933	$1,891,506	$1,830,889	$—	$—	$143,550	143,550	$10	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2021.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	157

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Hedged Equity 3 Fund
For the six months ended December 31, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2021	Shares at December 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	$17,690	$1,249,877	$1,250,885	$—	$—	$16,682	16,682	$6	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2021.

Large Cap Growth Fund
For the six months ended December 31, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2021	Shares at December 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$1,501,233	$4,886,466	$6,095,394	$133		$(188)	$292,250	292,134	$418		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	314,119	924,800	1,122,000	(26	)*	16	116,909	116,932	78	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	113,675	706,353	799,327	—		—	20,701	20,701	4	*	—

Total	$1,929,027	$6,517,619	$8,016,721	$107		$(172)	$429,860		$500		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Large Cap Value Fund
For the six months ended December 31, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at December 31, 2021	Shares at December 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$57,325	$1,281,130	$1,335,305	$(4)	$—	(c)	$3,146	3,145	$16		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	7,897	277,000	255,000	(3)*	—	(c)	29,894	29,901	14	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	23,462	77,545	93,113	—	—		7,894	7,894	1	*	—

Total	$88,684	$1,635,675	$1,683,418	$(7)	$—	(c)	$40,934		$31		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2021.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

158	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

U.S. Applied Data Science Value Fund
For the six months ended December 31, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at December 31, 2021	Shares at December 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$9,182	$11,480	$15,393	$—	(c)	$—	(c)	$5,269	5,267	$2		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	—	468	468	—		—		—	—	—	*(c)	—

Total	$9,182	$11,948	$15,861	$—	(c)	$—	(c)	$5,269		$2		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2021.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Equity Fund
For the six months ended December 31, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at December 31, 2021	Shares at December 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$228,846	$2,599,678	$2,522,972	$(26)	$—	(c)	$305,526	305,404	$82		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	26,995	373,000	344,995	(8)*	3		54,995	55,006	10	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	3,506	357,504	350,801	—	—		10,209	10,209	1	*	—

Total	$259,347	$3,330,182	$3,218,768	$(34)	$3		$370,730		$93		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2021.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. GARP Equity Fund
For the six months ended December 31, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2021	Shares at December 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$31,110	$99,954	$114,026	$(2)	$(1)	$17,035	17,029	$9		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	1,994	23,000	24,994	— (c)	— (c)	—	—	1	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	915	23,289	20,545	—	—	3,659	3,659	—	*(c)	—

Total	$34,019	$146,243	$159,565	$(2)	$(1)	$20,694		$10		$—

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	159

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2021.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Large Cap Core Plus Fund
For the six months ended December 31, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at December 31, 2021	Shares at December 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$11,580	$275,896	$268,919	$(1)	$—	(c)	$18,556	18,549	$10	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2021.
(c)	Amount rounds to less than one thousand.

U.S. Research Enhanced Equity Fund
For the six months ended December 31, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at December 31, 2021	Shares at December 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$66,914	$637,406	$630,824	$(2)	$—	(c)	$73,494	73,464	$20	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2021.
(c)	Amount rounds to less than one thousand.

U.S. Sustainable Leaders Fund
For the six months ended December 31, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2021	Shares at December 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$4,580	$54,422	$56,426	$(1)	$(1)	$2,574	2,573	$1		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	—	2,982	2,438	—	—	544	544	—	*(c)	—

Total	$4,580	$57,404	$58,864	$(1)	$(1)	$3,118		$1		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2021.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

160	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

U.S. Value Fund
For the six months ended December 31, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at December 31, 2021	Shares at December 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$38,028	$822,021	$794,040	$(5)	$—	(c)	$66,004	65,978	$17	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2021.
(c)	Amount rounds to less than one thousand.

E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

F. Options — Hedged Equity Fund, Hedged Equity 2 Fund and Hedged Equity 3 Fund purchased and sold (“wrote”) put and call options on various instruments including options on indices to manage and hedge interest rate risks within their portfolios and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.

Options Purchased — Premiums paid by the Funds for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Funds will lose the entire premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Funds for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation on options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

The Funds pledge collateral to the counterparty in the form of securities for options written. Securities designated as collateral are denoted on the SOIs.

Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	161

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The Funds are not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Funds’ exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

G. Futures Contracts — Equity Premium Income Fund, Hedged Equity Fund, Hedged Equity 2 Fund, Hedged Equity 3 Fund, U.S. Applied Data Science Value Fund, U.S. Equity Fund, U.S. GARP Equity Fund, U.S. Large Cap Core Plus Fund, U.S. Research Enhanced Equity Fund and U.S. Sustainable Leaders Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

H. Summary of Derivatives Information

Derivatives Volume

The table below discloses the volume of the Funds’ options and futures contracts activity during the six months ended December 31, 2021. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity:

	Equity Premium Income Fund	Hedged Equity Fund	Hedged Equity 2 Fund	Hedged Equity 3 Fund	U.S. Applied Data Science Value Fund	U.S. Equity Fund	U.S. GARP Equity Fund	U.S. Large Cap Core Plus Fund	U.S. Research Enhanced Equity Fund	U.S. Sustainable Leaders Fund
Futures Contracts
Average Notional Balance Long	$20,897	$364,232	$52,571	$20,817	$5,193	$148,722	$25,008	$1,794	$55,615	$2,679
Ending Notional Balance Long	17,368	520,553	31,167	17,368	5,234	193,423	16,654	—	68,519	2,899

Exchange-Traded Options:
Average Number of Contracts Purchased	—	42,758	5,538	2,995	—	—	—	—	—	—
Average Number of Contracts Written	—	85,515	11,075	5,989	—	—	—	—	—	—
Ending Number of Contracts Purchased	—	40,728	8,281	4,939	—	—	—	—	—	—
Ending Number of Contracts Written	—	81,456	16,562	9,878	—	—	—	—	—	—

The Funds’ derivatives contracts held at December 31, 2021 are not accounted for as hedging instruments under GAAP.

I. Equity-Linked Notes — Equity Premium Income Fund invested in Equity-Linked Notes (“ELNs”). These are hybrid instruments which combine both debt and equity characteristics into a single note form. ELNs’ values are linked to the performance of an underlying index. ELNs are unsecured debt

162	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

obligations of an issuer and may not be publicly listed or traded on an exchange. ELNs are valued daily, under procedures adopted by the Board of JPM IV, based on values provided by an approved pricing source. These notes have a coupon which is accrued and recorded as interest income on the Statements of Operations. Changes in the market value of ELNs are recorded as Change in net unrealized appreciation or depreciation on the Statements of Operations. The Fund realizes a gain or loss when an ELN is sold or matures, which is recorded as Net realized gain (loss) on transactions from investments in non-affiliates on the Statements of Operations.

As of December 31, 2021, Equity Premium Income Fund had outstanding ELNs as listed on the SOI.

J. Short Sales — U.S. Large Cap Core Plus Fund engaged in short sales as part of its normal investment activities. In a short sale, the Fund sells securities it does not own in anticipation of a decline in the market value of those securities. In order to deliver securities to the purchaser, the Funds borrow securities from a broker. To close out a short position, the Funds deliver the same securities to the broker.

The Fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Securities segregated as collateral are denoted on the SOIs. The Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities (calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on availability of the security); and (iii) a financing charge for the difference between the market value of the short position and cash collateral deposited with the broker. The net amounts of income or fees are included as interest income or interest expense on securities sold short on the Statements of Operations.

The Fund is obligated to pay the broker dividends declared on short positions when a position is open on the record date. Dividends on short positions are reported on ex-dividend date on the Statements of Operations as Dividend expense on securities sold short. The Fund is obligated to pay the broker interest accrued on short positions while the position is outstanding. Interest expense on short positions is reported as Interest expense to non-affiliates on securities sold short on the Statements of Operations. Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Short sale transactions may result in unlimited losses as the security’s price increases and the short position loses value. There is no upward limit on the price a borrowed security could attain. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.

The Fund will record a realized loss if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will record a realized gain if the price of the borrowed security declines between those dates.

As of December 31, 2021, Large Cap Core Plus Fund had outstanding short sales as listed on its SOI.

K. Offering and Organization Costs — Total offering costs of $104 and $104 incurred in connection with the offering of shares of Hedged Equity 2 Fund and Hedged Equity 3 Fund are amortized on a straight line basis over 12 months from the date the Funds commenced operations. Costs paid in connection with the organization of the Funds, if any, are recorded as an expense at the time the Funds commenced operations. For the six months ended December 31, 2021, total offering costs amortized were $52 and $52, respectively.

L. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income and interest expense on securities sold short, if any, is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income and dividend expense on securities sold short are recorded on the ex-dividend date or when a Fund first learns of the dividend.

To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

M. Allocation of Income and Expenses — Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	163

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended December 31, 2021 are as follows:

	Class A		Class C		Class I	Class L	Class R2		Class R3		Class R4		Class R5		Class R6		Total
Equity Focus Fund
Transfer agency fees	$1		$—	(a)	$1	n/a	n/a		n/a		n/a		n/a		$—	(a)	$2
Equity Income Fund
Transfer agency fees	28		26		213	n/a	$6		$4		$2		$16		157		452
Equity Premium Income Fund
Transfer agency fees	3		2		23	n/a	n/a		n/a		n/a		—	(a)	—	(a)	28
Hedged Equity Fund
Transfer agency fees	13		6		90	n/a	n/a		n/a		n/a		—	(a)	16		125
Hedged Equity 2 Fund
Transfer agency fees	1		1		9	n/a	n/a		n/a		n/a		—	(a)	2		13
Hedged Equity 3 Fund
Transfer agency fees	—	(a)	—	(a)	6	n/a	n/a		n/a		n/a		—	(a)	—	(a)	6
Large Cap Growth Fund
Transfer agency fees	186		12		66	n/a	5		2		2		7		99		379
Large Cap Value Fund
Transfer agency fees	15		2		123	n/a	2		—	(a)	—	(a)	1		10		153
U.S. Applied Data Science Value Fund
Transfer agency fees	1		—	(a)	2	n/a	3		n/a		n/a		—	(a)	1		7
U.S. Equity Fund
Transfer agency fees	45		6		19	$27	4		2		—	(a)	5		58		166
U.S. GARP Equity Fund
Transfer agency fees	4		—	(a)	3	n/a	14		n/a		n/a		1		3		25
U.S. Large Cap Core Plus Fund
Transfer agency fees	5		1		26	n/a	1		n/a		n/a		—	(a)	2		35
U.S. Research Enhanced Equity Fund
Transfer agency fees	6		n/a		7	n/a	n/a		n/a		n/a		n/a		20		33
U.S. Sustainable Leaders Fund
Transfer agency fees	1		—	(a)	2	n/a	n/a		n/a		n/a		n/a		—	(a)	3
U.S. Value Fund
Transfer agency fees	68		1		8	n/a	—	(a)	—	(a)	—	(a)	—	(a)	2		79

(a)	Amount rounds to less than one thousand.

N. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of December 31, 2021, no liability for Federal income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

O. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least quarterly, except for Equity Focus Fund, Large Cap Growth Fund, U.S. GARP Equity Fund, U.S. Large Cap Core Plus Fund and U.S. Sustainable Leaders Fund, for which distributions are generally declared and paid at least annually, and Equity Income Fund and Equity Premium Income Fund, for which distributions are generally declared and paid at least monthly. Distributions are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

164	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Equity Focus Fund	0.50%
Equity Income Fund	0.40
Equity Premium Income Fund	0.25
Hedged Equity Fund	0.25
Hedged Equity 2 Fund	0.25
Hedged Equity 3 Fund	0.25
Large Cap Growth Fund	0.45
Large Cap Value Fund	0.40
U.S. Applied Data Science Value Fund	0.30
U.S. Equity Fund	0.40
U.S. GARP Equity Fund	0.30
U.S. Large Cap Core Plus Fund	0.65
U.S. Research Enhanced Equity Fund	0.25
U.S. Sustainable Leaders Fund	0.30
U.S. Value Fund	0.40

The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund’s respective average daily net assets, plus 0.050% of each Fund’s respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund’s respective average daily net assets between $20 billion and $25 billion, plus 0.01% of each Fund’s respective average daily net assets in excess of $25 billion. For the six months ended December 31, 2021, the effective annualized rate for Equity Focus Fund, Equity Income Fund, Equity Premium Income Fund, Hedged Equity Fund, Hedged Equity 2 Fund, Hedged Equity 3 Fund, Large Cap Growth Fund, Large Cap Value Fund, U.S. Applied Data Science Value Fund, U.S. Equity Fund, U.S. GARP Equity Fund, U.S. Large Cap Core Plus Fund, U.S. Research Enhanced Equity Fund, U.S. Sustainable Leaders Fund and U.S. Value Fund was 0.075%, 0.033%, 0.075%, 0.063%, 0.075%, 0.075%, 0.039%, 0.075%, 0.075%, 0.061%, 0.075%, 0.038%, 0.075%, 0.075% and 0.075%, respectively, of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund’s principal underwriter and promotes and arranges for the sale of each Fund’s shares.

The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2	Class R3
Equity Focus Fund	0.25%	0.75%	n/a	n/a
Equity Income Fund	0.25	0.75	0.50%	0.25%
Equity Premium Income Fund	0.25	0.75	n/a	n/a
Hedged Equity Fund	0.25	0.75	n/a	n/a
Hedged Equity 2 Fund	0.25	0.75	n/a	n/a
Hedged Equity 3 Fund	0.25	0.75	n/a	n/a
Large Cap Growth Fund	0.25	0.75	0.50	0.25
Large Cap Value Fund	0.25	0.75	0.50	0.25
U.S. Applied Data Science Value Fund	0.25	0.75	0.50	n/a
U.S. Equity Fund	0.25	0.75	0.50	0.25
U.S. GARP Equity Fund	0.25	0.75	0.50	n/a
U.S. Large Cap Core Plus Fund	0.25	0.75	0.50	n/a
U.S. Research Enhanced Equity Fund	0.25	n/a	n/a	n/a
U.S. Sustainable Leaders Fund	0.25	0.75	n/a	n/a
U.S. Value Fund	0.25	0.75	0.50	0.25

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	165

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended December 31, 2021, JPMDS retained the following:

	Front-End Sales Charge		CDSC
Equity Focus Fund	$2		$—
Equity Income Fund	231		—	(a)
Equity Premium Income Fund	269		—
Hedged Equity Fund	23		—	(a)
Hedged Equity 2 Fund	95		—	(a)
Hedged Equity 3 Fund	41		—
Large Cap Growth Fund	310		—	(a)
Large Cap Value Fund	19		—	(a)
U.S. Applied Data Science Value Fund	—	(a)	—
U.S. Equity Fund	129		—
U.S. GARP Equity Fund	3		—
U.S. Large Cap Core Plus Fund	9		—	(a)
U.S. Research Enhanced Equity Fund	—	(a)	—
U.S. Sustainable Leaders Fund	9		—
U.S. Value Fund	60		—

(a)	Amount rounds to less than one thousand.

D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Equity Focus Fund	0.25%	0.25%	0.25%	n/a	n/a	n/a	n/a	n/a
Equity Income Fund	0.25	0.25	0.25	n/a	0.25%	0.25%	0.25%	0.10%
Equity Premium Income Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.10
Hedged Equity Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.10
Hedged Equity 2 Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.10
Hedged Equity 3 Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.10
Large Cap Growth Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
Large Cap Value Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
U.S. Applied Data Science Value Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
U.S. Equity Fund	0.25	0.25	0.25	0.10%	0.25	0.25	0.25	0.10
U.S. GARP Equity Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
U.S. Large Cap Core Plus Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
U.S. Research Enhanced Equity Fund	0.25	n/a	0.25	n/a	n/a	n/a	n/a	n/a
U.S. Sustainable Leaders Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	n/a
U.S. Value Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

166	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

F. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds (excluding Equity Income Fund) to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A		Class C		Class I		Class L	Class R2	Class R3	Class R4	Class R5	Class R6
Equity Focus Fund	1.10%		1.60%		0.85%		n/a	n/a	n/a	n/a	n/a	0.60%
Equity Premium Income Fund	0.85		1.35		0.60		n/a	n/a	n/a	n/a	0.45%	0.35
Hedged Equity Fund	0.85		1.35		0.60		n/a	n/a	n/a	n/a	0.45	0.35
Hedged Equity 2 Fund	0.85		1.35		0.60		n/a	n/a	n/a	n/a	0.45	0.35
Hedged Equity 3 Fund	0.85		1.35		0.60		n/a	n/a	n/a	n/a	0.45	0.35
Large Cap Growth Fund	0.94		1.44		0.69		n/a	1.19%	0.94%	0.69%	0.54	0.44
Large Cap Value Fund	0.93		1.44		0.69		n/a	1.19	0.94	0.69	0.54	0.44
U.S. Applied Data Science Value Fund	0.83	(1)	1.33	(1)	0.59	(1)	n/a	1.09	n/a	n/a	0.44	0.34
U.S. Equity Fund	0.94		1.44		0.69		n/a	1.19	0.94	0.69	0.54	0.44
U.S. GARP Equity Fund	0.84		1.34		0.59		n/a	1.09	n/a	n/a	0.44	0.34
U.S. Large Cap Core Plus Fund	1.10		1.60		0.85		n/a	1.45	n/a	n/a	0.80	0.70
U.S. Research Enhanced Equity Fund	0.60		n/a		0.35		n/a	n/a	n/a	n/a	n/a	0.25
U.S. Sustainable Leaders Fund	0.64		1.14		0.39		n/a	n/a	n/a	n/a	n/a	0.34
U.S. Value Fund	0.94		1.44		0.69		n/a	1.19	0.94	0.69	0.54	0.44

(1)	Effective July 1, 2021, the contractual expense limitations changed to 0.73%, 1.23% and 0.49% for Class A, Class C and Class I Shares, respectively.

Except as noted above, the expense limitation agreements were in effect for the six months ended December 31, 2021 and the contractual expense limitation percentages in the table above are in place until at least October 31, 2022.

For the six months ended December 31, 2021, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

The amounts of these waivers resulting from investments in these money market funds for the six months ended December 31, 2021 were as follows:

	Contractual Waivers				Contractual Reimbursements
	Investment Advisory Fees	Administration Fees	Service Fees	Total
Equity Focus Fund	$41	$27	$1	$69	$—
Equity Income Fund	3	—	—	3	—
Equity Premium Income Fund	57	38	23	118	—	(a)
Hedged Equity Fund	—	—	—	—	—
Hedged Equity 2 Fund	28	18	11	57	54
Hedged Equity 3 Fund	38	24	5	67	52
Large Cap Growth Fund	7,364	4,904	188	12,456	—
Large Cap Value Fund	553	369	151	1,073	6
U.S. Applied Data Science Value Fund	94	63	109	266	1
U.S. Equity Fund	1,980	1,319	81	3,380	58
U.S. GARP Equity Fund	233	155	20	408	—
U.S. Large Cap Core Plus Fund	335	223	1,097	1,655	2
U.S. Research Enhanced Equity Fund	1,423	947	690	3,060	—
U.S. Sustainable Leaders Fund	98	54	122	274	—
U.S. Value Fund	337	225	73	635	1

(a)	Amount rounds to less than one thousand.

Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	167

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Equity Focus Fund	$2
Equity Income Fund	525
Equity Premium Income Fund	18
Hedged Equity Fund	96
Hedged Equity 2 Fund	12
Hedged Equity 3 Fund	7
Large Cap Growth Fund	617
Large Cap Value Fund	28
U.S. Applied Data Science Value Fund	3
U.S. Equity Fund	107
U.S. GARP Equity Fund	12
U.S. Large Cap Core Plus Fund	12
U.S. Research Enhanced Equity Fund	27
U.S. Sustainable Leaders Fund	2
U.S. Value Fund	21

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended December 31, 2021, Hedged Equity Fund, Hedged Equity 2 Fund, Large Cap Growth Fund, U.S. Equity Fund, U.S. GARP Equity Fund, U.S. Large Cap Core Plus Fund, U.S. Research Enhanced Equity Fund and U.S. Sustainable Leaders Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended December 31, 2021, purchases and sales of investments (excluding short-term investments and transfers in-kind) were as follows:

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Securities Sold Short	Covers on Securities Sold Short
Equity Focus Fund	$21,931	$21,301	$—	$—
Equity Income Fund	4,218,772	2,549,258	—	—
Equity Premium Income Fund	2,492,797	1,350,701	—	—
Hedged Equity Fund	3,030,903	4,073,493	—	—
Hedged Equity 2 Fund	2,591,993	322,751	—	—
Hedged Equity 3 Fund	1,763,347	163,567	—	—
Large Cap Growth Fund	9,694,628	8,246,074	—	—
Large Cap Value Fund	1,552,468	2,726,943	—	—
U.S. Applied Data Science Value Fund	115,080	160,044	—	—
U.S. Equity Fund	5,493,964	5,355,908	—	—
U.S. GARP Equity Fund	362,477	470,763	—	—
U.S. Large Cap Core Plus Fund	917,329	1,357,547	365,807	470,702
U.S. Research Enhanced Equity Fund	1,097,065	796,307	—	—
U.S. Sustainable Leaders Fund	97,180	30,024	—	—
U.S. Value Fund	675,900	343,816	—	—

During the six months ended December 31, 2021, there were no purchases or sales of U.S. Government securities.

168	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2021 were as follows:

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Equity Focus Fund	$88,724	$57,158	$1,428	$55,730
Equity Income Fund	34,216,460	17,216,322	264,535	16,951,787
Equity Premium Income Fund	1,916,578	206,130	14,726	191,404
Hedged Equity Fund	13,026,609	7,299,063	38,395	7,260,668
Hedged Equity 2 Fund	3,719,068	394,370	109,266	285,104
Hedged Equity 3 Fund	2,151,309	236,506	77,914	158,592
Large Cap Growth Fund	24,482,064	16,745,761	154,880	16,590,881
Large Cap Value Fund	2,662,936	527,688	29,451	498,237
U.S. Applied Data Science Value Fund	194,000	53,773	1,533	52,240
U.S. Equity Fund	12,917,584	9,851,171	92,182	9,758,989
U.S. GARP Equity Fund	733,912	621,793	8,713	613,080
U.S. Large Cap Core Plus Fund*	1,066,857	1,636,783	55,267	1,581,516
U.S. Research Enhanced Equity Fund	3,081,247	2,911,718	10,377	2,901,341
U.S. Sustainable Leaders Fund	156,539	41,805	721	41,084
U.S. Value Fund	1,545,198	633,341	7,050	626,291

*	The tax cost includes the proceeds from short sales which may result in a net negative cost.

As of June 30, 2021, the following Funds had net capital loss carryforwards:

	Capital Loss Carryforward Character
	Short-Term		Long-Term
Equity Premium Income Fund	$33,857	*	$—
Hedged Equity Fund	239,515		291,140
Hedged Equity 2 Fund	7,867	*	12,060	*
Hedged Equity 3 Fund	4,547		7,258

*	Amount includes capital loss carryforwards which are limited in future years under Internal Revenue Code sections 381-384.

Late year ordinary losses incurred after December 31 as well as net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended June 30, 2021, the following Funds deferred to July 1, 2021 the following net capital losses of:

	Net Capital Losses (Gains)		Late Year Ordinary Loss Deferral
	Short-Term	Long-Term
Hedged Equity Fund	$582,316	$1,228,621	$—
Large Cap Growth Fund	—	—	22,352
U.S. Large Cap Core Plus Fund	—	—	2,396

During the year ended June 30, 2021, the following Fund utilized capital loss carryforwards as follows:

	Capital Loss Utilized
	Short-Term	Long-Term
Large Cap Value Fund	$24,093	$—

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	169

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The Funds had no borrowings outstanding from another fund during the six months ended December 31, 2021. Average borrowings from the Facility during the six months ended December 31, 2021, were as follows:

	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
Large Cap Value Fund	$47,781	0.81%	1	$1

The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 31, 2022.

The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended December 31, 2021.

The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.25%, which has decreased to 1.00% pursuant to the amendment referenced below (the “Applicable Margin”), plus the greater of the federal funds effective rate or one month London Interbank Offered Rate (“LIBOR”). The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 10, 2021, the Credit Facility has been amended and restated for a term of 364 days, unless extended, and to include a reduction of the Applicable Margin charged for borrowing under the Credit Facility from 1.25% to 1.00%.

The Funds did not utilize the Credit Facility during the six months ended December 31, 2021.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

As of December 31, 2021, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund’s outstanding shares as follows:

	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Equity Focus Fund	1	63.7%	1	20.1%
Equity Income Fund	1	10.9	2	29.6
Equity Premium Income Fund	1	48.4	1	10.8
Hedged Equity Fund	—	—	2	38.1
Hedged Equity 2 Fund	1	16.8	3	39.6
Hedged Equity 3 Fund	1	21.7	2	22.6
Large Cap Growth Fund	—	—	2	28.2
Large Cap Value Fund	1	14.4	1	13.4
U.S. Applied Data Science Value Fund	—	—	2	24.6
U.S. Equity Fund	—	—	1	13.2
U.S. GARP Equity Fund	3	45.4	—	—

170	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
U.S. Large Cap Core Plus Fund	1	26.6%	1	14.3%
U.S. Research Enhanced Equity Fund	—	—	1	15.7
U.S. Sustainable Leaders Fund	—	—	4	63.6
U.S. Value Fund	—	—	1	20.5

As of December 31, 2021, J.P. Morgan Investor Funds and JPMorgan SmartRetirement Funds which are affiliated funds of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:

	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds
Large Cap Value Fund	31.3%	n/a
U.S. Equity Fund	n/a	19.6%
U.S. GARP Equity Fund	55.0	n/a
U.S. Research Enhanced Equity Fund	18.2	34.2

Significant shareholder transactions by these shareholders may impact the Funds’ performance and liquidity.

Equity Premium Income Fund’s investments in ELNs entail varying degrees of risks. The Fund is subject to loss of their full principal amount. In addition, the ELNs are subject to a stated maximum return which may limit the payment at maturity. The Fund may also be exposed to additional risks associated with structured notes including: counterparty credit risk related to the issuer’s ability to make payment at maturity; liquidity risk related to a lack of liquid market for these notes, preventing the Fund from trading or selling the notes easily; and a greater degree of market risk than other types of debt securities because the investor bears the risk associated with the underlying financial instruments.

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority (“FCA”) publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA’s consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of a Fund’s loans, notes, derivatives and other instruments or investments comprising some or all of a Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

The Funds are subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. The Funds’ operations may be interrupted as a result, which may have a significant negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The full impact of this COVID-19 pandemic, or other future epidemics/pandemics, is currently unknown.

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	171

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, July 1, 2021, and continued to hold your shares at the end of the reporting period, December 31, 2021.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Equity Focus Fund
Class A
Actual	$1,000.00	$1,086.40	$5.78	1.10%
Hypothetical	1,000.00	1,019.66	5.60	1.10
Class C
Actual	1,000.00	1,083.40	8.40	1.60
Hypothetical	1,000.00	1,017.14	8.13	1.60
Class I
Actual	1,000.00	1,087.70	4.47	0.85
Hypothetical	1,000.00	1,020.92	4.33	0.85
Class R6
Actual	1,000.00	1,089.10	3.16	0.60
Hypothetical	1,000.00	1,022.18	3.06	0.60

JPMorgan Equity Income Fund
Class A
Actual	1,000.00	1,075.50	4.97	0.95
Hypothetical	1,000.00	1,020.42	4.84	0.95
Class C
Actual	1,000.00	1,072.10	7.57	1.45
Hypothetical	1,000.00	1,017.90	7.38	1.45
Class I
Actual	1,000.00	1,076.70	3.66	0.70
Hypothetical	1,000.00	1,021.68	3.57	0.70
Class R2
Actual	1,000.00	1,073.50	6.32	1.21
Hypothetical	1,000.00	1,019.11	6.16	1.21
Class R3
Actual	1,000.00	1,075.50	4.97	0.95
Hypothetical	1,000.00	1,020.42	4.84	0.95

172	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Equity Income Fund (continued)
Class R4
Actual	$1,000.00	$1,076.30	$3.66	0.70%
Hypothetical	1,000.00	1,021.68	3.57	0.70
Class R5
Actual	1,000.00	1,077.40	2.88	0.55
Hypothetical	1,000.00	1,022.43	2.80	0.55
Class R6
Actual	1,000.00	1,078.10	2.36	0.45
Hypothetical	1,000.00	1,022.94	2.29	0.45

JPMorgan Equity Premium Income Fund
Class A
Actual	1,000.00	1,086.00	4.47	0.85
Hypothetical	1,000.00	1,020.92	4.33	0.85
Class C
Actual	1,000.00	1,083.30	7.09	1.35
Hypothetical	1,000.00	1,018.40	6.87	1.35
Class I
Actual	1,000.00	1,087.40	3.16	0.60
Hypothetical	1,000.00	1,022.18	3.06	0.60
Class R5
Actual	1,000.00	1,088.20	2.37	0.45
Hypothetical	1,000.00	1,022.94	2.29	0.45
Class R6
Actual	1,000.00	1,088.70	1.84	0.35
Hypothetical	1,000.00	1,023.44	1.79	0.35

JPMorgan Hedged Equity Fund
Class A
Actual	1,000.00	1,040.80	4.27	0.83
Hypothetical	1,000.00	1,021.02	4.23	0.83
Class C
Actual	1,000.00	1,038.20	6.83	1.33
Hypothetical	1,000.00	1,018.50	6.77	1.33
Class I
Actual	1,000.00	1,042.00	2.99	0.58
Hypothetical	1,000.00	1,022.28	2.96	0.58
Class R5
Actual	1,000.00	1,043.10	2.21	0.43
Hypothetical	1,000.00	1,023.04	2.19	0.43
Class R6
Actual	1,000.00	1,043.20	1.70	0.33
Hypothetical	1,000.00	1,023.54	1.68	0.33

JPMorgan Hedged Equity 2 Fund
Class A
Actual	1,000.00	1,071.30	4.44	0.85
Hypothetical	1,000.00	1,020.92	4.33	0.85
Class C
Actual	1,000.00	1,069.20	7.04	1.35
Hypothetical	1,000.00	1,018.40	6.87	1.35
Class I
Actual	1,000.00	1,072.90	3.13	0.60
Hypothetical	1,000.00	1,022.18	3.06	0.60

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	173

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Hedged Equity 2 Fund (continued)
Class R5
Actual	$1,000.00	$1,074.10	$2.35	0.45%
Hypothetical	1,000.00	1,022.94	2.29	0.45
Class R6
Actual	1,000.00	1,074.60	1.83	0.35
Hypothetical	1,000.00	1,023.44	1.79	0.35

JPMorgan Hedged Equity 3 Fund
Class A
Actual	1,000.00	1,059.70	4.41	0.85
Hypothetical	1,000.00	1,020.92	4.33	0.85
Class C
Actual	1,000.00	1,056.80	7.00	1.35
Hypothetical	1,000.00	1,018.40	6.87	1.35
Class I
Actual	1,000.00	1,061.20	3.12	0.60
Hypothetical	1,000.00	1,022.18	3.06	0.60
Class R5
Actual	1,000.00	1,062.30	2.34	0.45
Hypothetical	1,000.00	1,022.94	2.29	0.45
Class R6
Actual	1,000.00	1,062.90	1.82	0.35
Hypothetical	1,000.00	1,023.44	1.79	0.35

JPMorgan Large Cap Growth Fund
Class A
Actual	1,000.00	1,085.20	4.94	0.94
Hypothetical	1,000.00	1,020.47	4.79	0.94
Class C
Actual	1,000.00	1,082.40	7.56	1.44
Hypothetical	1,000.00	1,017.95	7.32	1.44
Class I
Actual	1,000.00	1,086.50	3.63	0.69
Hypothetical	1,000.00	1,021.73	3.52	0.69
Class R2
Actual	1,000.00	1,083.90	6.25	1.19
Hypothetical	1,000.00	1,019.21	6.06	1.19
Class R3
Actual	1,000.00	1,085.10	4.94	0.94
Hypothetical	1,000.00	1,020.47	4.79	0.94
Class R4
Actual	1,000.00	1,086.50	3.63	0.69
Hypothetical	1,000.00	1,021.73	3.52	0.69
Class R5
Actual	1,000.00	1,087.50	2.84	0.54
Hypothetical	1,000.00	1,022.48	2.75	0.54
Class R6
Actual	1,000.00	1,087.90	2.32	0.44
Hypothetical	1,000.00	1,022.99	2.24	0.44

JPMorgan Large Cap Value Fund
Class A
Actual	1,000.00	1,018.80	4.73	0.93
Hypothetical	1,000.00	1,020.52	4.74	0.93

174	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Large Cap Value Fund (continued)
Class C
Actual	$1,000.00	$1,016.20	$7.32	1.44%
Hypothetical	1,000.00	1,017.95	7.32	1.44
Class I
Actual	1,000.00	1,019.40	3.51	0.69
Hypothetical	1,000.00	1,021.73	3.52	0.69
Class R2
Actual	1,000.00	1,016.80	6.05	1.19
Hypothetical	1,000.00	1,019.21	6.06	1.19
Class R3
Actual	1,000.00	1,018.60	4.78	0.94
Hypothetical	1,000.00	1,020.47	4.79	0.94
Class R4
Actual	1,000.00	1,020.20	3.51	0.69
Hypothetical	1,000.00	1,021.73	3.52	0.69
Class R5
Actual	1,000.00	1,020.40	2.75	0.54
Hypothetical	1,000.00	1,022.48	2.75	0.54
Class R6
Actual	1,000.00	1,020.60	2.24	0.44
Hypothetical	1,000.00	1,022.99	2.24	0.44

JPMorgan U.S. Applied Data Science Value Fund (formerly known as JPMorgan Intrepid Value Fund)
Class A
Actual	1,000.00	1,084.30	3.84	0.73
Hypothetical	1,000.00	1,021.53	3.72	0.73
Class C
Actual	1,000.00	1,081.20	6.45	1.23
Hypothetical	1,000.00	1,019.00	6.26	1.23
Class I
Actual	1,000.00	1,085.50	2.58	0.49
Hypothetical	1,000.00	1,022.74	2.50	0.49
Class R2
Actual	1,000.00	1,082.30	5.72	1.09
Hypothetical	1,000.00	1,019.71	5.55	1.09
Class R5
Actual	1,000.00	1,085.90	2.31	0.44
Hypothetical	1,000.00	1,022.99	2.24	0.44
Class R6
Actual	1,000.00	1,086.30	1.79	0.34
Hypothetical	1,000.00	1,023.49	1.73	0.34

JPMorgan U.S. Equity Fund
Class A
Actual	1,000.00	1,128.40	5.04	0.94
Hypothetical	1,000.00	1,020.47	4.79	0.94
Class C
Actual	1,000.00	1,125.80	7.72	1.44
Hypothetical	1,000.00	1,017.95	7.32	1.44
Class I
Actual	1,000.00	1,129.80	3.70	0.69
Hypothetical	1,000.00	1,021.73	3.52	0.69
Class L
Actual	1,000.00	1,130.80	2.90	0.54
Hypothetical	1,000.00	1,022.48	2.75	0.54

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	175

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan U.S. Equity Fund (continued)
Class R2
Actual	$1,000.00	$1,126.80	$6.38	1.19%
Hypothetical	1,000.00	1,019.21	6.06	1.19
Class R3
Actual	1,000.00	1,128.00	5.04	0.94
Hypothetical	1,000.00	1,020.47	4.79	0.94
Class R4
Actual	1,000.00	1,130.00	3.70	0.69
Hypothetical	1,000.00	1,021.73	3.52	0.69
Class R5
Actual	1,000.00	1,130.70	2.90	0.54
Hypothetical	1,000.00	1,022.48	2.75	0.54
Class R6
Actual	1,000.00	1,131.50	2.36	0.44
Hypothetical	1,000.00	1,022.99	2.24	0.44

JPMorgan U.S. GARP Equity Fund
Class A
Actual	1,000.00	1,130.00	4.51	0.84
Hypothetical	1,000.00	1,020.97	4.28	0.84
Class C
Actual	1,000.00	1,127.00	7.18	1.34
Hypothetical	1,000.00	1,018.45	6.82	1.34
Class I
Actual	1,000.00	1,131.40	3.17	0.59
Hypothetical	1,000.00	1,022.23	3.01	0.59
Class R2
Actual	1,000.00	1,128.50	5.85	1.09
Hypothetical	1,000.00	1,019.71	5.55	1.09
Class R5
Actual	1,000.00	1,132.40	2.36	0.44
Hypothetical	1,000.00	1,022.99	2.24	0.44
Class R6
Actual	1,000.00	1,132.90	1.83	0.34
Hypothetical	1,000.00	1,023.49	1.73	0.34

JPMorgan U.S. Large Cap Core Plus Fund
Class A
Actual	1,000.00	1,125.20	10.02	1.87
Hypothetical	1,000.00	1,015.78	9.50	1.87
Class C
Actual	1,000.00	1,122.80	12.63	2.36
Hypothetical	1,000.00	1,013.31	11.98	2.36
Class I
Actual	1,000.00	1,126.80	8.68	1.62
Hypothetical	1,000.00	1,017.04	8.24	1.62
Class R2
Actual	1,000.00	1,123.50	11.83	2.21
Hypothetical	1,000.00	1,014.06	11.22	2.21
Class R5
Actual	1,000.00	1,127.20	8.36	1.56
Hypothetical	1,000.00	1,017.34	7.93	1.56
Class R6
Actual	1,000.00	1,127.70	7.83	1.46
Hypothetical	1,000.00	1,017.85	7.43	1.46

176	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan U.S. Research Enhanced Equity Fund
Class A
Actual	$1,000.00	$1,120.00	$3.21	0.60%
Hypothetical	1,000.00	1,022.18	3.06	0.60
Class I
Actual	1,000.00	1,121.10	1.87	0.35
Hypothetical	1,000.00	1,023.44	1.79	0.35
Class R6
Actual	1,000.00	1,121.50	1.34	0.25
Hypothetical	1,000.00	1,023.95	1.28	0.25

JPMorgan U.S. Sustainable Leaders Fund
Class A
Actual	1,000.00	1,120.00	3.42	0.64
Hypothetical	1,000.00	1,021.98	3.26	0.64
Class C
Actual	1,000.00	1,117.00	6.08	1.14
Hypothetical	1,000.00	1,019.46	5.80	1.14
Class I
Actual	1,000.00	1,121.30	2.09	0.39
Hypothetical	1,000.00	1,023.24	1.99	0.39
Class R6
Actual	1,000.00	1,121.70	1.82	0.34
Hypothetical	1,000.00	1,023.49	1.73	0.34

JPMorgan U.S. Value Fund
Class A
Actual	1,000.00	1,068.40	4.90	0.94
Hypothetical	1,000.00	1,020.47	4.79	0.94
Class C
Actual	1,000.00	1,065.70	7.50	1.44
Hypothetical	1,000.00	1,017.95	7.32	1.44
Class I
Actual	1,000.00	1,069.80	3.60	0.69
Hypothetical	1,000.00	1,021.73	3.52	0.69
Class R2
Actual	1,000.00	1,066.90	6.20	1.19
Hypothetical	1,000.00	1,019.21	6.06	1.19
Class R3
Actual	1,000.00	1,068.30	4.90	0.94
Hypothetical	1,000.00	1,020.47	4.79	0.94
Class R4
Actual	1,000.00	1,069.70	3.60	0.69
Hypothetical	1,000.00	1,021.73	3.52	0.69
Class R5
Actual	1,000.00	1,070.40	2.82	0.54
Hypothetical	1,000.00	1,022.48	2.75	0.54
Class R6
Actual	1,000.00	1,071.10	2.30	0.44
Hypothetical	1,000.00	1,022.99	2.24	0.44

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

J.P. Morgan Large Cap Funds — JPMorgan Equity Focus Fund, JPMorgan Equity Income Fund, JPMorgan Equity Premium Income Fund, JPMorgan Hedged Equity Fund, JPMorgan Large Cap Growth Fund, JPMorgan Large Cap Value Fund, JPMorgan U.S. Applied Data Science Value Fund (formerly known as JPMorgan Intrepid Value Fund), JPMorgan U.S. Equity Fund, JPMorgan U.S. GARP Equity Fund, JPMorgan U.S. Large Cap Core Plus Fund, JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U. S. Sustainable Leaders Fund and JPMorgan U.S. Value Fund

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in June and August 2021, at which the Trustees considered the continuation of the investment advisory agreements for JPMorgan Equity Focus Fund, JPMorgan Equity Income Fund, JPMorgan Equity Premium Income Fund, JPMorgan Hedged Equity Fund, JPMorgan Large Cap Growth Fund, JPMorgan Large Cap Value Fund, JPMorgan U.S. Applied Data Science Value Fund (formerly known as JPMorgan Intrepid Value Fund), JPMorgan U.S. Equity Fund, JPMorgan U.S. GARP Equity Fund, JPMorgan U.S. Large Cap Core Plus Fund, JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U. S. Sustainable Leaders Fund and JPMorgan U.S. Value Fund, whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). In accordance with SEC guidance, due to the COVID-19 pandemic, the meetings were conducted through video conference. At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 11, 2021.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and benchmarks and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (“independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessment as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Trusts and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present.

A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, including additional reporting and information provided in connection with the COVID-19 pandemic, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.

After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management, personnel changes, if any, and the expertise of, and the amount of attention given to each Fund

178	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team, including personnel changes, if any. In addition, the Board considered its discussions with the Adviser regarding the Adviser’s business continuity plan and steps the Adviser was taking to provide ongoing services to the Funds during the COVID-19 pandemic, and the Adviser’s success in continuing to provide services to the Funds and their shareholders throughout this period. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered quality of the quality of administration services provided by the Adviser in its role as administrator.

The Trustees also considered their knowledge of the nature and quality of services provided by the Adviser and its affiliates to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to each Fund by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

The Trustees also considered that JPMDS, an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds’ operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Funds’ potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so.

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”) which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that other Funds which had achieved scale as asset levels had increased,

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(Unaudited) (continued)

no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain satisfactory relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser’s and JPMDS’s ongoing investments in their business in support of the Funds, including the Adviser’s and/or JPMDS’s investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.

Independent Written Evaluation of the Funds’ Senior Officer

The Trustees noted that, upon their direction, the Senior Officer for the Equity Income Fund, Large Cap Growth Fund, Large Cap Value Fund and U.S. Equity Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts, collective investment trusts, ETFs and/or funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Broadridge investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”), by total return for the applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe and Peer Group and noted that Universe and Peer Group rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The special analysis includes a multi-factor quantitative scoring system for summarizing a Fund’s historical investment performance. The approach relies on multiple metrics, incorporates several time periods, adjusts for risk and considers how a fund’s customized peer group (as selected by the independent consultant) has performed. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Equity Focus Fund’s performance for Class A and Class I shares was in the first quintile based upon both the Peer Group and Universe, for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees noted that the performance for Class R6 shares was in the first quintile based upon both the Peer Group and Universe for the one-year period ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based

180	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Equity Income Fund’s performance for Class A shares was in the third, second and second quintiles based upon the Peer Group, and in the third, first and first quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class I shares was in the third, third and second quintiles based upon the Peer Group, and in the second, first and first quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class R6 shares was in the third, second and third quintiles based upon the Peer Group, and in the second, first and first quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Equity Premium Income Fund’s performance for Class A and Class R6 shares was in the third quintile based upon both the Peer Group and Universe, for the one-year period ended December 31, 2020. The Trustees noted that the performance for Class I shares was in the third quintile based upon the Universe for the one-year period ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Hedged Equity Fund’s performance for Class A shares was in the first quintile based upon both the Peer Group and Universe, for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees noted that the performance for Class I shares was in the first quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees noted that the performance for Class R6 shares was in the first quintile based upon the Peer Group for both the one- and three-year periods ended December 31, 2020, and in the first quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Large Cap Growth Fund’s performance for Class A, Class I and Class R6 shares was in the first quintile based upon both the Peer Group and Universe, for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Large Cap Value Fund’s performance for Class A and Class I shares was in the first, second and first quintiles based upon the Peer Group, and in the first, third and first quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class R6 shares was in the first quintile based upon the Peer Group for each of the one-, three- and five-year periods ended December 31, 2020, and in the first, second and first quintiles based upon the Universe for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the U.S. Applied Data Science Value Fund’s performance for Class A shares was in the fourth quintile based upon the Peer Group for each of the one-, three- and five-year periods ended December 31, 2020, and in the third, fourth and fourth quintiles based upon the Universe for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class I shares was in the third, third and fourth quintiles based upon both the Peer Group and Universe, for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class R6 shares was in the third quintile based upon both the Peer Group and Universe, for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.

The Trustees noted that the U.S. Equity Fund’s performance for Class A, Class I and Class R6 shares was in the first quintile based upon the Peer Group and Universe, for each of the one-, three and five-year periods ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon

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(Unaudited) (continued)

these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the U.S. GARP Equity Fund’s performance for Class A and Class I shares was in the fifth, fifth and fourth quintiles based upon the Peer Group for the one-, three- and five-year periods ended December 31, 2020, respectively, and in the fourth quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees noted that the performance for Class R6 shares was in the fifth, fourth and fourth quintiles based upon the Peer Group for the one-, three- and five-year periods ended December 31, 2020, respectively, and in the fourth quintile based upon the Universe, for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with the members of the Board’s equity committee at each of its regularly scheduled meetings over the course of the next year.

The Trustees noted that the U.S. Large Cap Core Plus Fund’s performance for Class A shares was in the first quintile based upon the Peer Group for each of the one-, three- and five-year periods ended December 31, 2020, and in the first, first and second quintiles based upon the Universe for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class I shares was in the first quintile based upon both the Peer Group and Universe, for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees noted that the performance for Class R6 shares was in the first quintile based upon both the Peer Group and Universe, for both the one- and three-year periods ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis prepared by the independent consultant. Based upon these discussions, and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the U.S. Research Enhanced Equity Fund’s performance for Class A shares was in the first, first and second quintiles based upon the Peer Group, and in the first, second and second quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class I shares was in the first, first and second quintiles based upon both the Peer Group and Universe for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class R6 shares was in the second and first quintiles based upon the Peer Group for the one- and three-year periods ended December 31, 2020, respectively, and in the first, first and second quintiles based upon the Universe for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.

The Trustees noted that the U.S. Sustainable Leaders Fund’s performance for Class A shares was in the first, third and second quintiles based upon the Peer Group for the one-, three- and five-year periods ended December 31, 2020, respectively, and in the second quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees noted that the performance for Class I shares was in the first, first and second quintiles based upon the Peer Group for the one-, three- and five-year periods ended December 31, 2020, respectively, and in the second quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser, and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the U.S. Value Fund’s performance for Class A shares was in the second, second and first quintiles based upon the Peer Group for the one-, three- and five-year periods ended December 31, 2020, respectively, and in the second quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees noted that the performance for Class I shares was in the second, first and first quintiles based upon the Peer Group and in the second, second and first quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class R6 shares was in the first quintile based upon the Peer Group for each of the one-, three- and five-year periods ended December 31, 2020, and in the second, first and first quintiles based upon the Universe for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

182	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the same Broadridge category as each Fund. The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund and noted that Universe and Peer Group rankings were not calculated if the number of funds in the Universe and/or Peer Groups did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements. The Trustees also considered any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Equity Focus Fund’s net advisory fee for Class A shares was in the first quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second and third quintiles based upon the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the third and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the first and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the second quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the first and second quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Equity Income Fund’s net advisory fee for Class A shares was in the first and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the fourth and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the first and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the first and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the first and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class R shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Equity Premium Income Fund’s net advisory fee and actual total expenses for Class A and Class R6 shares were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for Class I shares were in the first quintile based upon the Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Hedged Equity Fund’s net advisory fee and actual total expenses for Class A and Class R6 shares were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for Class I shares were in the first quintile based upon the Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Large Cap Growth Fund’s net advisory fee for Class A shares was in the first quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second and first quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the first quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee and actual total expenses for Class R6 shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Large Cap Value Fund’s net advisory fee and actual total expenses for Class A shares were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were also in the first and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	183

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

was in the first and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the U.S. Applied Data Science Value Fund’s net advisory fee and actual total expenses for Class A, Class I and Class R6 shares were in the first quintile based upon both the Peer Group and the Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the U.S. Equity Fund’s net advisory fee for Class A shares was in the first and second quintile based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the third and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the second quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the first and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the U.S. GARP Equity Fund’s net advisory fee and actual total expenses for Class A, Class I and Class R6 shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the U.S. Large Cap Core Plus Fund’s net advisory fee for Class A shares was in the fifth and fourth quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were also in the fifth and fourth quintiles based upon the Peer Group and

Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in fifth quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and fourth quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the fifth quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the fourth and third quintiles based upon the Peer Group and Universe, respectively. After considering all of the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the U.S. Research Enhanced Equity Fund’s net advisory fee and actual total expenses for Class A, Class I and Class R6 shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the U.S. Sustainable Leader Fund’s net advisory fee and actual total expenses for Class A, Class I and Class R6 shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the U.S. Value Fund’s net advisory fee for Class A shares was in the first quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the first and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the first and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were also in the first and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the first and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

184	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

SPECIAL SHAREHOLDER MEETING RESULTS

(Unaudited)

JPMorgan Trust I (“JPM I”)

JPM I held a special meeting of shareholders on October 27, 2021, for the purpose of considering and voting upon the election of Trustees, which meeting was adjourned to November 23, 2021 to allow shareholders to vote on the proposal.

When the special meeting reconvened on November 23, 2021, Trustees were elected by the shareholders of all of the series of JPM I, including Equity Focus Fund, Hedged Equity Fund, U.S. Applied Data Science Value Fund, U.S. Equity Fund, U.S. GARP Equity Fund, U.S. Large Cap Core Plus Fund, U.S. Research Enhanced Equity Fund, U.S. Sustainable Leaders Fund and U.S. Value Fund.

The results of the voting were as follows:

Votes Received (Amounts in thousands)
Independent Nominee

John F. Finn
In Favor	218,161,076
Withheld	3,798,560

Steven P. Fisher
In Favor	219,683,469
Withheld	2,276,167

Gary L. French
In Favor	219,573,994
Withheld	2,385,642

Kathleen M. Gallagher
In Favor	219,614,901
Withheld	2,344,735

Robert J. Grassi
In Favor	219,652,125
Withheld	2,307,510

Frankie D. Hughes
In Favor	219,173,958
Withheld	2,785,677

Raymond Kanner
In Favor	219,638,172
Withheld	2,321,463

Thomas P. Lemke
In Favor	219,600,003
Withheld	2,359,633

Lawrence R. Maffia
In Favor	219,558,283
Withheld	2,401,353

Votes Received (Amounts in thousands)
Mary E. Martinez
In Favor	219,188,002
Withheld	2,771,634

Marilyn McCoy
In Favor	218,775,511
Withheld	3,184,125

Dr. Robert A. Oden, Jr.
In Favor	218,109,306
Withheld	3,850,330

Marian U. Pardo
In Favor	219,504,107
Withheld	2,445,528

Emily A. Youssouf
In Favor	219,549,573
Withheld	2,410,062

Interested Nominee

Robert F. Deutsch
In Favor	219,143,836
Withheld	2,815,799

Nina O. Shenker
In Favor	219,183,139
Withheld	2,776,497

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	185

SPECIAL SHAREHOLDER MEETING RESULTS

(Unaudited) (continued)

JPMorgan Trust II (“JPM II”)

JPM II held a special meeting of shareholders on October 27, 2021, for the purpose considering and voting upon the election of Trustees, which meeting was adjourned to November 23, 2021 to allow shareholders to vote on the proposal.

When the special meeting reconvened on November 23, 2021, Trustees were elected by the shareholders of all of the series of JPM II, including Equity Income Fund, Large Cap Growth Fund and Large Cap Value Fund.

The results of the voting were as follows:

Votes Received (Amounts in thousands)
Independent Nominee

John F. Finn
In Favor	288,983,507
Withheld	6,732,052

Steven P. Fisher
In Favor	289,598,586
Withheld	6,116,973

Gary L. French
In Favor	289,542,085
Withheld	6,173,474

Kathleen M. Gallagher
In Favor	289,773,673
Withheld	5,941,887

Robert J. Grassi
In Favor	289,609,331
Withheld	6,106,229

Frankie D. Hughes
In Favor	289,641,174
Withheld	6,074,386

Raymond Kanner
In Favor	289,603,025
Withheld	6,112,535

Thomas P. Lemke
In Favor	289,581,867
Withheld	6,133,692

Votes Received (Amounts in thousands)
Lawrence R. Maffia
In Favor	289,544,612
Withheld	6,170,947

Mary E. Martinez
In Favor	289,745,394
Withheld	5,970,165

Marilyn McCoy
In Favor	289,336,040
Withheld	6,379,520

Dr. Robert A. Oden, Jr.
In Favor	288,968,016
Withheld	6,747,543

Marian U. Pardo
In Favor	289,619,985
Withheld	6,095,575

Emily A. Youssouf
In Favor	289,555,396
Withheld	6,160,163

Interested Nominee

Robert F. Deutsch	289,562,178
In Favor	6,153,382
Withheld

Nina O. Shenker
In Favor	289,698,757
Withheld	6,016,803

186	J.P. MORGAN LARGE CAP FUNDS	DECEMBER 31, 2021

JPMorgan Trust IV (“JPM IIV”)

JPM IV held a special meeting of shareholders on October 27, 2021, for the purpose of considering and voting upon the election of Trustees.

Trustees were elected by the shareholders of all of the series of JPM IV, including Equity Premium Income Fund, Hedged Equity 2 Fund and Hedged Equity 3 Fund.

The results of the voting were as follows:

Votes Received (Amounts in thousands)
Independent Nominee

John F. Finn
In Favor	2,308,022
Withheld	4,313

Steven P. Fisher
In Favor	2,309,583
Withheld	2,752

Gary L. French
In Favor	2,309,620
Withheld	2,715

Kathleen M. Gallagher
In Favor	2,309,789
Withheld	2,546

Robert J. Grassi
In Favor	2,309,623
Withheld	2,712

Frankie D. Hughes
In Favor	2,309,543
Withheld	2,791

Raymond Kanner
In Favor	2,309,644
Withheld	2,691

Thomas P. Lemke
In Favor	2,309,600
Withheld	2,735

Lawrence R. Maffia
In Favor	2,309,585
Withheld	2,750

Votes Received (Amounts in thousands)
Mary E. Martinez
In Favor	2,309,800
Withheld	2,534

Marilyn McCoy
In Favor	2,309,821
Withheld	2,514

Dr. Robert A. Oden, Jr.
In Favor	2,308,857
Withheld	3,478

Marian U. Pardo
In Favor	2,309,743
Withheld	2,591

Emily A. Youssouf
In Favor	2,309,749
Withheld	2,586

Interested Nominee

Robert F. Deutsch
In Favor	2,309,524
Withheld	2,811

Nina O. Shenker
In Favor	2,309,718
Withheld	2,616

DECEMBER 31, 2021	J.P. MORGAN LARGE CAP FUNDS	187

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectuses and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2021. All rights reserved. December 2021.	SAN-LCE-1221

Semi-Annual Report

J.P. Morgan Equity Funds

December 31, 2021 (Unaudited)

JPMorgan Equity Index Fund

JPMorgan Market Expansion Enhanced Index Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

LETTER TO SHAREHOLDERS

February 8, 2022 (Unaudited)

Dear Shareholders,

U.S. equities led the year-long rally in developed market stocks as the global economic rebound advanced through 2021. While financial market volatility, a resurgence in the pandemic and accelerating inflation have carried into 2022, we believe that the outlook for the overall U.S. economy remains positive.

“Throughout the year ahead, J.P. Morgan Asset Management plans to seek to deliver superior client outcomes across a broad range of innovative solutions and risk management processes built on the same fundamental practices and principles that have driven our success for more than a century.” — Andrea L. Lisher

A surge in U.S. consumer wealth — partly tied to rising values for homes and autos — and quarterly growth in corporate earnings have helped to bolster U.S. financial markets that were already well-supported by monetary and fiscal policies. Over the course of the past year, the U.S. jobless rate fell to pre-pandemic levels and reached 3.9% in December. At the same time, inflation has climbed significantly. The U.S. Federal Reserve (the “Fed”) has tapered its monthly asset purchasing program and indicated that it’s likely to raise interest rates as early as March 2022.

While rising interest rates may mark another phase of the economic cycle that presents financial markets with new challenges and opportunities, they may also signal a return to a more normal economic environment following two years of historically low rates. Meanwhile, the path of the pandemic remains a factor in the U.S. economy. Recent data suggest the increase in new infections in late 2021 and into 2022 had some impact on the U.S. economy — though job growth remained strong — but there is hope that the latest pandemic wave may recede in coming months. Additionally, there is hope that rising prices on commodities and goods will moderate as supply chain constraints ease over time and the Fed moves generally to tamp down inflationary pressures. We expect the U.S. economy to continue expanding in 2022, even if the pace of the expansion eases from 2021.

Throughout the year ahead, J.P. Morgan Asset Management plans to seek to deliver superior client outcomes across a broad range of innovative solutions and risk management processes built on the same fundamental practices and principles that have driven our success for more than a century.

On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your investment. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

Andrea L. Lisher

Head of Americas, Client

J.P. Morgan Asset Management

DECEMBER 31, 2021	J.P. MORGAN EQUITY FUNDS	1

J.P. Morgan Index Funds

MARKET OVERVIEW

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

Overall, U.S. equity markets generated positive returns in the second half of 2021 with continued monetary and fiscal support as well as strong consumer spending and record corporate profits. Despite historically high equity valuations in the U.S., the S&P 500 Index posted at least one record-high closing in each month during the period. Notably, the emergence of the omicron variant of COVID-19 in the final months of 2021 led to higher volatility in financial markets and weighed on global petroleum prices.

The first months of the period saw strong upward momentum in U.S. equity prices after second quarter 2021 results showed record-high earnings and revenue from U.S. companies. However, equity markets ended the month of September lower amid investor concerns about global supply chain disruptions, inflationary pressure and the ongoing pandemic. Additionally, the U.S. Federal Reserve set an initial schedule for tapering its monthly bond purchases and indicated it may raise interest rates in late 2022 or early 2023.

In October, oil prices began to rise and equity markets resumed their broad upward trajectory, only to stall again in November and then ended December with higher returns. While a resurgence in pandemic infections raised investor concerns about the reimposition of some social restrictions and their potential impact on specific industries and individual companies, the economic backdrop remained positive overall with a strong labor market, surging corporate profits and a boom in U.S. consumer wealth.

Overall, the real estate and information technology sectors provided the largest returns during the six month period, while communication services and industrials sectors provided the smallest returns but were still positive for the period. Within large cap equity, growth stocks outperformed value stocks but value stocks within mid cap equity provided the largest overall return. Small cap equity underperformed for the period though small cap value stocks generated positive returns.

For the six months ended December 31, 2021, the S&P 500 Index returned 11.67%; the Russell 1000 Index returned 10.01%, the Russell Mid Cap Index returned 5.45% and the Russell 2000 Index returned -2.31%.

2	J.P. MORGAN EQUITY FUNDS	DECEMBER 31, 2021

JPMorgan Equity Index Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	11.56%
S&P 500 Index**	11.67%

Net Assets as of 12/31/2021 (In Thousands)	$8,260,513

INVESTMENT OBJECTIVE***

The JPMorgan Equity Index Fund (the “Fund”) seeks investment results that correspond to the aggregate price and dividend performance of securities in the S&P 500 Index (the “Benchmark”).

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended December 31, 2021, the Fund’s Class I Shares largely performed in line with the Benchmark, before considering the effect of Fund fees and expenses. This was consistent with the Fund’s investment objective and indexing strategy, as the Fund looks to generate returns that are comparable to those of the Benchmark.

U.S. equity markets provided positive returns for the period amid unprecedented monetary and fiscal support, the rollout of mass vaccinations and record high corporate earnings.

During the period, the information technology and health care sectors were leading contributors to performance for the Fund and the Benchmark, while the energy and communication services sectors made the smallest contributions to performance and no sector detracted from performance.

HOW WAS THE FUND POSITIONED?

Regardless of the market outlook, the Fund was managed in strict conformity with a full index replication strategy and aimed to hold the same stocks in nearly the same proportions as those found in the Benchmark.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF DECEMBER 31, 2021		PERCENT OF TOTAL INVESTMENTS

1.	Apple, Inc.	6.8%
2.	Microsoft Corp.	6.2
3.	Amazon.com, Inc.	3.6
4.	Alphabet, Inc., Class A	2.1
5.	Tesla, Inc.	2.1
6.	Alphabet, Inc., Class C	2.0
7.	Meta Platforms, Inc., Class A	1.9
8.	NVIDIA Corp.	1.8
9.	Berkshire Hathaway, Inc., Class B	1.3
10.	UnitedHealth Group, Inc.	1.2

PORTFOLIO COMPOSITION BY SECTOR AS OF DECEMBER 31, 2021	PERCENT OF TOTAL INVESTMENTS

Information Technology	28.8%
Health Care	13.1
Consumer Discretionary	12.4
Financials	10.6
Communication Services	10.0
Industrials	7.7
Consumer Staples	5.8
Real Estate	2.7
Energy	2.6
Materials	2.5
Utilities	2.5
Short-Term Investments	1.3

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	“S&P 500 Index” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

DECEMBER 31, 2021	J.P. MORGAN EQUITY FUNDS	3

JPMorgan Equity Index Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 18, 1992
With Sales Charge**		5.57%	21.40%	16.69%	15.40%
Without Sales Charge		11.41	28.13	17.95	16.03
CLASS C SHARES	November 4, 1997
With CDSC***		10.08	26.39	17.25	15.38
Without CDSC		11.08	27.39	17.25	15.38
CLASS I SHARES	July 2, 1991	11.56	28.47	18.25	16.31
CLASS R6 SHARES	September 1, 2016	11.63	28.65	18.43	16.41

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/11 TO 12/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Equity Index Fund and the S&P 500 Index from December 31, 2011 to December 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN EQUITY FUNDS	DECEMBER 31, 2021

JPMorgan Market Expansion Enhanced Index Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	5.93%
S&P 1000 Index**	5.02%

Net Assets as of 12/31/21 (In Thousands)	$1,156,991

INVESTMENT OBJECTIVE***

The JPMorgan Market Expansion Enhanced Index Fund (the “Fund”) seeks to provide investment results that correspond to or incrementally exceed the total return performance of an index that tracks the performance of the small- and mid-capitalization equity markets.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares outperformed the S&P 1000 Index (the “Benchmark”) for the six months ended December 31, 2021.

The Fund’s security selection in both the health services & systems and industrial cyclical sectors was a leading contributor to performance relative to the Benchmark, while the Fund’s security selection in the semiconductors and pharmaceutical sectors was the leading detractor from relative performance.

Leading individual contributors to relative performance included the Fund’s overweight positions in Builders FirstSource Inc., Customers Bancorp Inc. and Veritiv Corp. Shares of Builders FirstSource, a construction materials manufacturer, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2021 and issued a better-than-expected long-term forecast. Shares of Customers Bancorp, a regional bank, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2021 and amid its expansion into the financial technology and cryptocurrency segment. Shares of Veritiv, a business printing and publishing services provider, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2021 and raised its forecast for full year 2021 results.

Leading individual detractors from relative performance included the Fund’s underweight positions in Repligen Corp. and Trex Co., and its out-of-Benchmark position in Lannett Co. Shares of Repligen, a technology provider to the biopharmaceutical industry, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2021. Shares of Trex, a manufacturer of installed residential building products, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2021. Shares of Lannett, a generic pharmaceuticals manufacturer, fell after the company reported lower-than-expected earnings and revenue for its fourth fiscal quarter.

HOW WAS THE FUND POSITIONED?

The Fund seeks to closely follow the sector and industry weights within the Benchmark. Because the Fund uses an enhanced index strategy, not all of the stocks in the Benchmark are held by the Fund, and the Fund’s position in an individual stock may be overweight or underweight as compared to the Benchmark. The Fund’s portfolio managers seek to invest in stocks that they believe are attractively valued and that have improving momentum characteristics. The portfolio managers strive to add value exclusively through security selection rather than sector, style or theme allocation.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF DECEMBER 31, 2021		PERCENT OF TOTAL INVESTMENTS

1.	Builders FirstSource, Inc.	0.8%
2.	Camden Property Trust	0.7
3.	Molina Healthcare, Inc.	0.6
4.	Life Storage, Inc.	0.6
5.	United Therapeutics Corp.	0.6
6.	AECOM	0.6
7.	Arrow Electronics, Inc.	0.5
8.	Jones Lang LaSalle, Inc.	0.5
9.	Genpact Ltd.	0.5
10.	Jabil, Inc.	0.5

PORTFOLIO COMPOSITION BY SECTOR AS OF DECEMBER 31, 2021	PERCENT OF TOTAL INVESTMENTS

Industrials	18.7%
Financials	14.5
Information Technology	13.3
Consumer Discretionary	12.4
Health Care	9.6
Real Estate	9.6
Materials	5.7
Consumer Staples	3.5
Utilities	2.7
Energy	2.7
Communication Services	1.8
Short-Term Investments	5.5

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	“S&P 1000 Index” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

DECEMBER 31, 2021	J.P. MORGAN EQUITY FUNDS	5

JPMorgan Market Expansion Enhanced Index Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	July 31, 1998
With Sales Charge**		0.28%	20.84%	10.29%	13.02%
Without Sales Charge		5.81	27.49	11.47	13.63
CLASS C SHARES	March 22, 1999
With CDSC***		4.50	25.85	10.91	13.07
Without CDSC		5.50	26.85	10.91	13.07
CLASS I SHARES	July 31, 1998	5.93	27.90	11.76	13.91
CLASS R2 SHARES	November 3, 2008	5.64	27.11	11.10	13.29
CLASS R6 SHARES	October 1, 2018	6.00	27.93	11.82	13.95

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/11 TO 12/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Market Expansion Enhanced Index Fund and the S&P 1000 Index from December 31, 2011 to December 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 1000 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The S&P 1000 Index is an unmanaged index generally representative of the performance of the small and mid-size companies in the U.S. stock market. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN EQUITY FUNDS	DECEMBER 31, 2021

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.5%

Aerospace & Defense — 1.3%

Boeing Co. (The) *	113	22,661

General Dynamics Corp.	47	9,844

Howmet Aerospace, Inc.	78	2,494

Huntington Ingalls Industries, Inc.	8	1,524

L3Harris Technologies, Inc.	40	8,526

Lockheed Martin Corp.	50	17,775

Northrop Grumman Corp.	30	11,753

Raytheon Technologies Corp.	305	26,247

Textron, Inc.	45	3,467

TransDigm Group, Inc. *	11	6,788

		111,079

Air Freight & Logistics — 0.6%

CH Robinson Worldwide, Inc.	26	2,851

Expeditors International of Washington, Inc.	35	4,635

FedEx Corp.	50	12,880

United Parcel Service, Inc., Class B	149	31,844

		52,210

Airlines — 0.2%

Alaska Air Group, Inc. *	26	1,330

American Airlines Group, Inc. * (a)	132	2,370

Delta Air Lines, Inc. *	130	5,096

Southwest Airlines Co. *	121	5,166

United Airlines Holdings, Inc. *	66	2,889

		16,851

Auto Components — 0.1%

Aptiv plc *	55	9,092

BorgWarner, Inc.	49	2,202

		11,294

Automobiles — 2.5%

Ford Motor Co.	800	16,612

General Motors Co. *	296	17,344

Tesla, Inc. *	166	175,158

		209,114

Banks — 3.9%

Bank of America Corp.	1,467	65,287

Citigroup, Inc.	404	24,416

Citizens Financial Group, Inc.	87	4,103

Comerica, Inc.	27	2,325

Fifth Third Bancorp	139	6,067

First Republic Bank	37	7,543

Huntington Bancshares, Inc.	295	4,545

JPMorgan Chase & Co. (b)	602	95,351

INVESTMENTS	SHARES (000)	VALUE ($000)

Banks — continued

KeyCorp	190	4,388

M&T Bank Corp.	26	4,027

People’s United Financial, Inc.	87	1,554

PNC Financial Services Group, Inc. (The)	86	17,268

Regions Financial Corp.	194	4,234

Signature Bank	12	3,996

SVB Financial Group *	12	8,110

Truist Financial Corp.	272	15,925

US Bancorp	275	15,443

Wells Fargo & Co.	812	38,980

Zions Bancorp NA	32	2,014

		325,576

Beverages — 1.4%

Brown-Forman Corp., Class B (a)	37	2,713

Coca-Cola Co. (The)	792	46,900

Constellation Brands, Inc., Class A	33	8,400

Molson Coors Beverage Co., Class B	38	1,779

Monster Beverage Corp. *	77	7,352

PepsiCo, Inc.	282	48,938

		116,082

Biotechnology — 1.8%

AbbVie, Inc.	360	48,773

Amgen, Inc.	115	25,820

Biogen, Inc. *	30	7,181

Gilead Sciences, Inc.	256	18,558

Incyte Corp. *	38	2,808

Moderna, Inc. *	72	18,254

Regeneron Pharmaceuticals, Inc. *	22	13,604

Vertex Pharmaceuticals, Inc. *	52	11,376

		146,374

Building Products — 0.5%

Allegion plc	18	2,420

AO Smith Corp.	27	2,330

Carrier Global Corp.	177	9,577

Fortune Brands Home & Security, Inc.	28	2,957

Johnson Controls International plc	144	11,742

Masco Corp.	50	3,492

Trane Technologies plc	48	9,778

		42,296

Capital Markets — 3.0%

Ameriprise Financial, Inc.	23	6,877

Bank of New York Mellon Corp. (The)	155	8,991

BlackRock, Inc.	29	26,639

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN EQUITY FUNDS	7

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Capital Markets — continued

Cboe Global Markets, Inc.	22	2,833

Charles Schwab Corp. (The)	306	25,762

CME Group, Inc.	73	16,730

FactSet Research Systems, Inc.	8	3,728

Franklin Resources, Inc.	57	1,918

Goldman Sachs Group, Inc. (The)	69	26,460

Intercontinental Exchange, Inc.	115	15,701

Invesco Ltd.	70	1,601

MarketAxess Holdings, Inc.	8	3,187

Moody’s Corp.	33	12,871

Morgan Stanley	292	28,711

MSCI, Inc.	17	10,293

Nasdaq, Inc.	24	5,009

Northern Trust Corp.	42	5,061

Raymond James Financial, Inc.	38	3,789

S&P Global, Inc.	49	23,174

State Street Corp.	74	6,928

T. Rowe Price Group, Inc.	46	9,005

		245,268

Chemicals — 1.8%

Air Products and Chemicals, Inc. (a)	45	13,723

Albemarle Corp.	24	5,572

Celanese Corp.	22	3,728

CF Industries Holdings, Inc.	44	3,093

Corteva, Inc.	149	7,022

Dow, Inc.	151	8,548

DuPont de Nemours, Inc.	106	8,528

Eastman Chemical Co.	27	3,312

Ecolab, Inc.	51	11,917

FMC Corp.	26	2,838

International Flavors & Fragrances, Inc.	52	7,813

Linde plc (United Kingdom)	104	36,180

LyondellBasell Industries NV, Class A	54	4,940

Mosaic Co. (The)	75	2,965

PPG Industries, Inc.	48	8,341

Sherwin-Williams Co. (The)	49	17,309

		145,829

Commercial Services & Supplies — 0.4%

Cintas Corp.	18	7,937

Copart, Inc. *	43	6,592

Republic Services, Inc.	43	5,947

Rollins, Inc.	46	1,578

Waste Management, Inc.	78	13,088

		35,142

INVESTMENTS	SHARES (000)	VALUE ($000)

Communications Equipment — 0.9%

Arista Networks, Inc. *	46	6,570

Cisco Systems, Inc.	859	54,459

F5, Inc. *	12	3,007

Juniper Networks, Inc.	66	2,366

Motorola Solutions, Inc.	34	9,350

		75,752

Construction & Engineering — 0.0% (c)

Quanta Services, Inc.	29	3,329

Construction Materials — 0.1%

Martin Marietta Materials, Inc.	13	5,599

Vulcan Materials Co.	27	5,613

		11,212

Consumer Finance — 0.6%

American Express Co.	128	20,913

Capital One Financial Corp.	87	12,583

Discover Financial Services	60	6,901

Synchrony Financial	112	5,173

		45,570

Containers & Packaging — 0.3%

Amcor plc	312	3,752

Avery Dennison Corp.	17	3,654

Ball Corp.	66	6,353

International Paper Co.	79	3,707

Packaging Corp. of America	19	2,635

Sealed Air Corp.	30	2,037

Westrock Co.	54	2,413

		24,551

Distributors — 0.1%

Genuine Parts Co.	29	4,068

LKQ Corp.	55	3,280

Pool Corp.	8	4,624

		11,972

Diversified Financial Services — 1.4%

Berkshire Hathaway, Inc., Class B *	373	111,573

Diversified Telecommunication Services — 1.0%

AT&T, Inc.	1,455	35,794

Lumen Technologies, Inc.	188	2,356

Verizon Communications, Inc.	844	43,833

		81,983

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN EQUITY FUNDS	DECEMBER 31, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Electric Utilities — 1.6%

Alliant Energy Corp.	51	3,136

American Electric Power Co., Inc.	103	9,130

Duke Energy Corp.	157	16,441

Edison International	77	5,283

Entergy Corp.	41	4,613

Evergy, Inc.	47	3,206

Eversource Energy	70	6,373

Exelon Corp.	199	11,514

FirstEnergy Corp.	111	4,614

NextEra Energy, Inc.	400	37,325

NRG Energy, Inc.	50	2,149

Pinnacle West Capital Corp.	23	1,623

PPL Corp.	153	4,598

Southern Co. (The)	216	14,809

Xcel Energy, Inc.	110	7,431

		132,245

Electrical Equipment — 0.5%

AMETEK, Inc.	47	6,931

Eaton Corp. plc	81	14,036

Emerson Electric Co.	122	11,324

Generac Holdings, Inc. *	13	4,524

Rockwell Automation, Inc.	24	8,244

		45,059

Electronic Equipment, Instruments & Components — 0.7%

Amphenol Corp., Class A	122	10,657

CDW Corp.	28	5,663

Corning, Inc.	156	5,826

IPG Photonics Corp. *	7	1,253

Keysight Technologies, Inc. *	38	7,751

TE Connectivity Ltd.	66	10,728

Teledyne Technologies, Inc. *	10	4,153

Trimble, Inc. *	51	4,459

Zebra Technologies Corp., Class A *	11	6,481

		56,971

Energy Equipment & Services — 0.2%

Baker Hughes Co.	178	4,285

Halliburton Co.	182	4,171

Schlumberger NV	286	8,560

		17,016

Entertainment — 1.7%

Activision Blizzard, Inc.	159	10,559

Electronic Arts, Inc.	58	7,601

Live Nation Entertainment, Inc. *	28	3,294

INVESTMENTS	SHARES (000)	VALUE ($000)

Entertainment — continued

Netflix, Inc. *	90	54,373

Take-Two Interactive Software, Inc. *	23	4,175

Walt Disney Co. (The) *	370	57,347

		137,349

Equity Real Estate Investment Trusts (REITs) — 2.7%

Alexandria Real Estate Equities, Inc.	29	6,406

American Tower Corp.	93	27,141

AvalonBay Communities, Inc.	28	7,192

Boston Properties, Inc.	29	3,336

Crown Castle International Corp.	88	18,382

Digital Realty Trust, Inc.	58	10,227

Duke Realty Corp.	78	5,094

Equinix, Inc.	18	15,518

Equity Residential	70	6,293

Essex Property Trust, Inc.	13	4,671

Extra Space Storage, Inc.	27	6,185

Federal Realty Investment Trust	14	1,945

Healthpeak Properties, Inc.	110	3,964

Host Hotels & Resorts, Inc. *	145	2,530

Iron Mountain, Inc. (a)	59	3,087

Kimco Realty Corp.	126	3,096

Mid-America Apartment Communities, Inc.	23	5,383

Prologis, Inc.	151	25,362

Public Storage	31	11,643

Realty Income Corp.	115	8,253

Regency Centers Corp.	31	2,366

SBA Communications Corp.	22	8,623

Simon Property Group, Inc.	67	10,698

UDR, Inc.	59	3,553

Ventas, Inc.	81	4,158

Vornado Realty Trust	32	1,356

Welltower, Inc.	89	7,607

Weyerhaeuser Co.	153	6,285

		220,354

Food & Staples Retailing — 1.4%

Costco Wholesale Corp.	90	51,106

Kroger Co. (The)	138	6,241

Sysco Corp.	104	8,205

Walgreens Boots Alliance, Inc.	146	7,636

Walmart, Inc.	290	41,927

		115,115

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN EQUITY FUNDS	9

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Food Products — 0.9%

Archer-Daniels-Midland Co.	114	7,705

Campbell Soup Co. (a)	41	1,792

Conagra Brands, Inc.	98	3,338

General Mills, Inc.	123	8,316

Hershey Co. (The)	30	5,731

Hormel Foods Corp. (a)	57	2,806

JM Smucker Co. (The)	22	2,999

Kellogg Co.	52	3,358

Kraft Heinz Co. (The)	145	5,193

Lamb Weston Holdings, Inc.	30	1,886

McCormick & Co., Inc. (Non-Voting)	51	4,908

Mondelez International, Inc., Class A	284	18,848

Tyson Foods, Inc., Class A	60	5,236

		72,116

Gas Utilities — 0.0% (c)

Atmos Energy Corp.	27	2,827

Health Care Equipment & Supplies — 2.9%

Abbott Laboratories	360	50,708

ABIOMED, Inc. *	9	3,330

Align Technology, Inc. *	15	9,820

Baxter International, Inc.	102	8,757

Becton Dickinson and Co.	59	14,716

Boston Scientific Corp. *	290	12,334

Cooper Cos., Inc. (The)	10	4,209

Dentsply Sirona, Inc. (a)	45	2,485

Dexcom, Inc. *	20	10,604

Edwards Lifesciences Corp. *	127	16,480

Hologic, Inc. *	52	3,954

IDEXX Laboratories, Inc. *	17	11,376

Intuitive Surgical, Inc. *	73	26,134

Medtronic plc	274	28,368

ResMed, Inc.	30	7,734

STERIS plc	20	4,961

Stryker Corp.	68	18,294

Teleflex, Inc.	10	3,135

Zimmer Biomet Holdings, Inc.	43	5,408

		242,807

Health Care Providers & Services — 2.8%

AmerisourceBergen Corp.	30	4,051

Anthem, Inc.	49	22,924

Cardinal Health, Inc.	57	2,956

Centene Corp. *	119	9,797

Cigna Corp.	68	15,507

INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care Providers & Services — continued

CVS Health Corp.	269	27,747

DaVita, Inc. *	13	1,512

HCA Healthcare, Inc.	49	12,537

Henry Schein, Inc. *	28	2,191

Humana, Inc.	26	12,148

Laboratory Corp. of America Holdings *	19	6,127

McKesson Corp.	31	7,733

Quest Diagnostics, Inc.	25	4,325

UnitedHealth Group, Inc.	192	96,364

Universal Health Services, Inc., Class B	15	1,932

		227,851

Health Care Technology — 0.1%

Cerner Corp.	60	5,568

Hotels, Restaurants & Leisure — 2.0%

Booking Holdings, Inc. *	8	20,074

Caesars Entertainment, Inc. *	44	4,074

Carnival Corp. * (a)	164	3,298

Chipotle Mexican Grill, Inc. *	6	10,023

Darden Restaurants, Inc.	26	3,984

Domino’s Pizza, Inc.	7	4,184

Expedia Group, Inc. *	30	5,376

Hilton Worldwide Holdings, Inc. *	57	8,859

Las Vegas Sands Corp. *	70	2,637

Marriott International, Inc., Class A *	56	9,211

McDonald’s Corp.	152	40,814

MGM Resorts International	79	3,559

Norwegian Cruise Line Holdings Ltd. * (a)	75	1,564

Penn National Gaming, Inc. * (a)	34	1,755

Royal Caribbean Cruises Ltd. *	46	3,513

Starbucks Corp.	240	28,123

Wynn Resorts Ltd. * (a)	21	1,824

Yum! Brands, Inc.	60	8,294

		161,166

Household Durables — 0.4%

DR Horton, Inc.	66	7,202

Garmin Ltd.	31	4,216

Lennar Corp., Class A	55	6,434

Mohawk Industries, Inc. *	11	2,037

Newell Brands, Inc.	77	1,685

NVR, Inc. *	1	3,941

PulteGroup, Inc.	52	2,949

Whirlpool Corp. (a)	12	2,904

		31,368

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN EQUITY FUNDS	DECEMBER 31, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Household Products — 1.4%

Church & Dwight Co., Inc.	50	5,099

Clorox Co. (The)	25	4,365

Colgate-Palmolive Co.	172	14,656

Kimberly-Clark Corp.	69	9,805

Procter & Gamble Co. (The)	493	80,658

		114,583

Independent Power and Renewable Electricity Producers — 0.0% (c)

AES Corp. (The)	136	3,301

Industrial Conglomerates — 1.0%

3M Co.	117	20,856

General Electric Co.	224	21,138

Honeywell International, Inc.	140	29,248

Roper Technologies, Inc.	21	10,572

		81,814

Insurance — 1.8%

Aflac, Inc.	124	7,241

Allstate Corp. (The)	58	6,872

American International Group, Inc.	169	9,619

Aon plc, Class A	45	13,493

Arthur J Gallagher & Co.	42	7,166

Assurant, Inc.	12	1,809

Brown & Brown, Inc.	48	3,357

Chubb Ltd.	88	16,966

Cincinnati Financial Corp.	31	3,479

Everest Re Group Ltd.	8	2,197

Globe Life, Inc.	19	1,774

Hartford Financial Services Group, Inc. (The)	69	4,788

Lincoln National Corp.	35	2,363

Loews Corp.	41	2,359

Marsh & McLennan Cos., Inc.	103	17,881

MetLife, Inc.	146	9,104

Principal Financial Group, Inc.	50	3,633

Progressive Corp. (The)	119	12,237

Prudential Financial, Inc.	77	8,337

Travelers Cos., Inc. (The)	50	7,841

Willis Towers Watson plc	25	6,030

WR Berkley Corp.	28	2,343

		150,889

Interactive Media & Services — 6.3%

Alphabet, Inc., Class A *	61	177,565

Alphabet, Inc., Class C *	57	164,854

Match Group, Inc. *	58	7,628

INVESTMENTS	SHARES (000)	VALUE ($000)

Interactive Media & Services — continued

Meta Platforms, Inc., Class A *	482	162,169

Twitter, Inc. *	163	7,042

		519,258

Internet & Direct Marketing Retail — 3.8%

Amazon.com, Inc. *	89	296,316

eBay, Inc.	128	8,482

Etsy, Inc. *	26	5,656

		310,454

IT Services — 4.5%

Accenture plc, Class A	129	53,353

Akamai Technologies, Inc. *	33	3,875

Automatic Data Processing, Inc.	86	21,171

Broadridge Financial Solutions, Inc.	24	4,343

Cognizant Technology Solutions Corp., Class A	107	9,495

DXC Technology Co. * (a)	51	1,654

EPAM Systems, Inc. *	12	7,725

Fidelity National Information Services, Inc.	124	13,543

Fiserv, Inc. * (a)	121	12,566

FleetCor Technologies, Inc. *	17	3,703

Gartner, Inc. *	17	5,602

Global Payments, Inc.	59	7,992

International Business Machines Corp.	183	24,423

Jack Henry & Associates, Inc.	15	2,519

Mastercard, Inc., Class A	177	63,512

Paychex, Inc.	65	8,926

PayPal Holdings, Inc. *	239	45,146

VeriSign, Inc. *	20	4,998

Visa, Inc., Class A	342	74,051

		368,597

Leisure Products — 0.0% (c)

Hasbro, Inc.	26	2,689

Life Sciences Tools & Services — 2.0%

Agilent Technologies, Inc.	62	9,848

Bio-Rad Laboratories, Inc., Class A *	4	3,327

Bio-Techne Corp.	8	4,142

Charles River Laboratories International, Inc. *	10	3,874

Danaher Corp.	130	42,634

Illumina, Inc. *	32	12,116

IQVIA Holdings, Inc. *	39	10,983

Mettler-Toledo International, Inc. *	5	7,950

PerkinElmer, Inc.	26	5,170

Thermo Fisher Scientific, Inc.	80	53,572

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN EQUITY FUNDS	11

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Life Sciences Tools & Services — continued

Waters Corp. *	12	4,634

West Pharmaceutical Services, Inc.	15	7,079

		165,329

Machinery — 1.5%

Caterpillar, Inc.	110	22,788

Cummins, Inc.	29	6,357

Deere & Co.	57	19,713

Dover Corp.	29	5,328

Fortive Corp.	73	5,574

IDEX Corp.	15	3,661

Illinois Tool Works, Inc.	58	14,364

Ingersoll Rand, Inc.	83	5,138

Otis Worldwide Corp.	87	7,536

PACCAR, Inc. (a)	71	6,243

Parker-Hannifin Corp.	26	8,368

Pentair plc	34	2,462

Snap-on, Inc.	11	2,358

Stanley Black & Decker, Inc.	33	6,266

Westinghouse Air Brake Technologies Corp.	38	3,506

Xylem, Inc.	37	4,406

		124,068

Media — 1.0%

Charter Communications, Inc., Class A * (a)	25	16,433

Comcast Corp., Class A	929	46,757

Discovery, Inc., Class A * (a)	34	812

Discovery, Inc., Class C * (a)	62	1,417

DISH Network Corp., Class A * (a)	51	1,651

Fox Corp., Class A	65	2,409

Fox Corp., Class B	30	1,027

Interpublic Group of Cos., Inc. (The)	80	3,005

News Corp., Class A	80	1,787

News Corp., Class B	25	558

Omnicom Group, Inc.	43	3,173

ViacomCBS, Inc.	124	3,731

		82,760

Metals & Mining — 0.4%

Freeport-McMoRan, Inc.	299	12,487

Newmont Corp.	162	10,077

Nucor Corp.	58	6,647

		29,211

Multiline Retail — 0.5%

Dollar General Corp.	48	11,211

Dollar Tree, Inc. *	46	6,440

INVESTMENTS	SHARES (000)	VALUE ($000)

Multiline Retail — continued

Target Corp.	99	23,014

		40,665

Multi-Utilities — 0.7%

Ameren Corp.	52	4,672

CenterPoint Energy, Inc. (a)	128	3,576

CMS Energy Corp.	59	3,840

Consolidated Edison, Inc.	72	6,150

Dominion Energy, Inc.	165	12,964

DTE Energy Co.	39	4,719

NiSource, Inc.	80	2,209

Public Service Enterprise Group, Inc.	103	6,875

Sempra Energy	65	8,607

WEC Energy Group, Inc.	64	6,239

		59,851

Oil, Gas & Consumable Fuels — 2.5%

APA Corp.	74	1,990

Chevron Corp.	393	46,092

ConocoPhillips	269	19,398

Coterra Energy, Inc.	166	3,150

Devon Energy Corp. (a)	128	5,651

Diamondback Energy, Inc.	35	3,743

EOG Resources, Inc.	119	10,590

Exxon Mobil Corp.	863	52,783

Hess Corp.	56	4,158

Kinder Morgan, Inc.	397	6,302

Marathon Oil Corp.	159	2,605

Marathon Petroleum Corp.	125	8,026

Occidental Petroleum Corp.	181	5,241

ONEOK, Inc.	91	5,339

Phillips 66	89	6,469

Pioneer Natural Resources Co.	46	8,414

Valero Energy Corp.	83	6,257

Williams Cos., Inc. (The)	248	6,447

		202,655

Personal Products — 0.2%

Estee Lauder Cos., Inc. (The), Class A	47	17,478

Pharmaceuticals — 3.7%

Bristol-Myers Squibb Co.	452	28,199

Catalent, Inc. *	35	4,466

Eli Lilly & Co.	162	44,686

Johnson & Johnson	536	91,763

Merck & Co., Inc.	515	39,445

Organon & Co.	52	1,573

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN EQUITY FUNDS	DECEMBER 31, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Pharmaceuticals — continued

Pfizer, Inc.	1,144	67,533

Viatris, Inc.	246	3,334

Zoetis, Inc.	96	23,525

		304,524

Professional Services — 0.4%

Equifax, Inc.	25	7,278

IHS Markit Ltd.	81	10,802

Jacobs Engineering Group, Inc.	27	3,697

Leidos Holdings, Inc.	29	2,542

Nielsen Holdings plc	73	1,499

Robert Half International, Inc.	23	2,530

Verisk Analytics, Inc.	33	7,511

		35,859

Real Estate Management & Development — 0.1%

CBRE Group, Inc., Class A *	68	7,399

Road & Rail — 0.9%

CSX Corp.	452	16,992

JB Hunt Transport Services, Inc.	17	3,499

Norfolk Southern Corp.	50	14,761

Old Dominion Freight Line, Inc.	19	6,803

Union Pacific Corp.	131	33,001

		75,056

Semiconductors & Semiconductor Equipment — 6.3%

Advanced Micro Devices, Inc. *	246	35,408

Analog Devices, Inc.	110	19,247

Applied Materials, Inc.	184	28,951

Broadcom, Inc.	84	55,807

Enphase Energy, Inc. *	27	5,029

Intel Corp.	829	42,677

KLA Corp.	31	13,288

Lam Research Corp.	29	20,632

Microchip Technology, Inc.	113	9,843

Micron Technology, Inc.	228	21,231

Monolithic Power Systems, Inc.	9	4,355

NVIDIA Corp.	509	149,818

NXP Semiconductors NV (China)	54	12,342

Qorvo, Inc. *	22	3,512

QUALCOMM, Inc.	228	41,732

Skyworks Solutions, Inc. (a)	34	5,220

SolarEdge Technologies, Inc. *	11	3,002

Teradyne, Inc.	33	5,431

Texas Instruments, Inc.	188	35,465

INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued

Xilinx, Inc.	51	10,709

		523,699

Software — 9.4%

Adobe, Inc. *	97	54,975

ANSYS, Inc. *	18	7,131

Autodesk, Inc. *	45	12,596

Cadence Design Systems, Inc. *	56	10,523

Ceridian HCM Holding, Inc. *	28	2,899

Citrix Systems, Inc.	25	2,404

Fortinet, Inc. *	28	9,938

Intuit, Inc.	58	37,112

Microsoft Corp.	1,530	514,501

NortonLifeLock, Inc.	119	3,080

Oracle Corp.	329	28,660

Paycom Software, Inc. *	10	4,072

PTC, Inc. *	22	2,608

salesforce.com, Inc. *	199	50,693

ServiceNow, Inc. *	41	26,319

Synopsys, Inc. *	31	11,450

Tyler Technologies, Inc. *	8	4,491

		783,452

Specialty Retail — 2.4%

Advance Auto Parts, Inc.	13	3,079

AutoZone, Inc. *	4	8,956

Bath & Body Works, Inc.	54	3,759

Best Buy Co., Inc.	45	4,583

CarMax, Inc. *	33	4,302

Gap, Inc. (The) (a)	44	771

Home Depot, Inc. (The)	215	89,242

Lowe’s Cos., Inc.	141	36,468

O’Reilly Automotive, Inc. *	14	9,696

Ross Stores, Inc.	72	8,275

TJX Cos., Inc. (The)	245	18,602

Tractor Supply Co.	23	5,533

Ulta Beauty, Inc. *	11	4,567

		197,833

Technology Hardware, Storage & Peripherals — 7.1%

Apple, Inc.	3,176	563,918

Hewlett Packard Enterprise Co.	267	4,203

HP, Inc.	235	8,846

NetApp, Inc.	46	4,192

Seagate Technology Holdings plc	42	4,715

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN EQUITY FUNDS	13

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Technology Hardware, Storage & Peripherals — continued

Western Digital Corp. *	63	4,141

		590,015

Textiles, Apparel & Luxury Goods — 0.7%

NIKE, Inc., Class B	260	43,393

PVH Corp.	14	1,544

Ralph Lauren Corp.	10	1,180

Tapestry, Inc.	56	2,276

Under Armour, Inc., Class A *	38	815

Under Armour, Inc., Class C *	44	791

VF Corp.	66	4,864

		54,863

Tobacco — 0.6%

Altria Group, Inc.	374	17,738

Philip Morris International, Inc.	317	30,135

		47,873

Trading Companies & Distributors — 0.2%

Fastenal Co.	117	7,507

United Rentals, Inc. *	15	4,902

WW Grainger, Inc.	9	4,570

		16,979

Water Utilities — 0.1%

American Water Works Co., Inc.	37	6,986

Wireless Telecommunication Services — 0.2%

T-Mobile US, Inc. *	120	13,873

Total Common Stocks (Cost $3,513,468)		8,222,882

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.3%

Investment Companies — 0.8%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (d) (e) (Cost $63,081)	63,081	63,081

Investment of Cash Collateral from Securities Loaned — 0.5%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (d) (e)	35,407	35,400

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (d) (e)	8,931	8,931

Total Investment of Cash Collateral from Securities Loaned (Cost $44,331)		44,331

Total Short-Term Investments (Cost $107,412)		107,412

Total Investments — 100.8% (Cost $3,620,880)		8,330,294
Liabilities in Excess of Other Assets — (0.8)%		(69,781)

NET ASSETS — 100.0%		8,260,513

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at December 31, 2021. The total value of securities on loan at December 31, 2021 is $42,733.
(b)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of December 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of December 31, 2021 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts
S&P 500 E-Mini Index	157	03/2022	USD	37,352	437

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN EQUITY FUNDS	DECEMBER 31, 2021

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.5%

Aerospace & Defense — 0.6%

Aerojet Rocketdyne Holdings, Inc. (a)	25	1,155

Axon Enterprise, Inc. *	20	3,062

Curtiss-Wright Corp.	13	1,858

Hexcel Corp. *	25	1,300

		7,375

Air Freight & Logistics — 0.8%

Atlas Air Worldwide Holdings, Inc. *	9	856

Forward Air Corp.	10	1,211

GXO Logistics, Inc. *	32	2,879

Hub Group, Inc., Class A *	49	4,091

		9,037

Airlines — 0.4%

Hawaiian Holdings, Inc. *	27	500

JetBlue Airways Corp. *	323	4,593

		5,093

Auto Components — 1.8%

Adient plc *	29	1,408

American Axle & Manufacturing Holdings, Inc. *	45	421

Dana, Inc.	105	2,392

Fox Factory Holding Corp. *	7	1,174

Gentex Corp.	78	2,732

Gentherm, Inc. *	10	904

Goodyear Tire & Rubber Co. (The) *	222	4,724

LCI Industries	8	1,216

Lear Corp.	29	5,378

Patrick Industries, Inc. (a)	9	702

		21,051

Automobiles — 0.4%

Harley-Davidson, Inc.	49	1,832

Thor Industries, Inc.	18	1,882

Winnebago Industries, Inc. (a)	12	929

		4,643

Banks — 7.6%

Ameris Bancorp	22	1,113

Associated Banc-Corp.	51	1,152

Banc of California, Inc.	70	1,369

Bank OZK	50	2,328

BankUnited, Inc. (a)	16	673

Banner Corp.	46	2,811

Berkshire Hills Bancorp, Inc.	48	1,353

Brookline Bancorp, Inc.	23	371

Cadence Bank	78	2,335

INVESTMENTS	SHARES (000)	VALUE ($000)

Banks — continued

Cathay General Bancorp	25	1,068

CIT Group, Inc.	34	1,735

Commerce Bancshares, Inc.	19	1,326

Cullen/Frost Bankers, Inc.	5	681

Customers Bancorp, Inc. *	51	3,321

Dime Community Bancshares, Inc.	15	535

Eagle Bancorp, Inc.	45	2,649

East West Bancorp, Inc.	60	4,685

FB Financial Corp.	25	1,087

First BanCorp (Puerto Rico)	75	1,031

First Commonwealth Financial Corp.	35	555

First Financial Bancorp	13	322

First Horizon Corp.	313	5,115

First Midwest Bancorp, Inc.	117	2,392

FNB Corp.	105	1,268

Fulton Financial Corp.	65	1,107

Glacier Bancorp, Inc.	12	675

Great Western Bancorp, Inc.	18	618

Hancock Whitney Corp.	68	3,411

Hanmi Financial Corp.	44	1,044

HomeStreet, Inc.	9	442

Hope Bancorp, Inc.	51	753

Independent Bank Group, Inc.	12	844

International Bancshares Corp.	17	729

Meta Financial Group, Inc.	29	1,742

NBT Bancorp, Inc.	11	417

OFG Bancorp (Puerto Rico)	17	444

Old National Bancorp	85	1,547

Pacific Premier Bancorp, Inc.	78	3,127

PacWest Bancorp	49	2,209

Pinnacle Financial Partners, Inc.	31	2,926

Prosperity Bancshares, Inc.	30	2,175

Sterling Bancorp	71	1,818

Synovus Financial Corp.	54	2,562

Texas Capital Bancshares, Inc. *	7	422

Triumph Bancorp, Inc. *	7	857

UMB Financial Corp.	12	1,231

Umpqua Holdings Corp.	74	1,420

United Bankshares, Inc. (a)	41	1,469

United Community Banks, Inc.	88	3,162

Valley National Bancorp	250	3,432

Veritex Holdings, Inc.	29	1,139

Webster Financial Corp.	30	1,670

Wintrust Financial Corp.	39	3,553

		88,220

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN EQUITY FUNDS	15

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Beverages — 0.2%

Boston Beer Co., Inc. (The), Class A *	3	1,566

Coca-Cola Consolidated, Inc.	2	929

		2,495

Biotechnology — 2.0%

Arrowhead Pharmaceuticals, Inc. *	50	3,335

Eagle Pharmaceuticals, Inc. *	35	1,777

Emergent BioSolutions, Inc. *	5	204

Exelixis, Inc. *	277	5,062

Myriad Genetics, Inc. *	21	591

Neurocrine Biosciences, Inc. *	33	2,811

REGENXBIO, Inc. *	75	2,436

Spectrum Pharmaceuticals, Inc. *	100	127

United Therapeutics Corp. *	32	6,859

		23,202

Building Products — 2.6%

American Woodmark Corp. *	5	339

Apogee Enterprises, Inc.	9	433

Builders FirstSource, Inc. *	112	9,558

Carlisle Cos., Inc.	19	4,771

Griffon Corp.	16	459

Lennox International, Inc.	8	2,613

Owens Corning	33	2,959

Quanex Building Products Corp.	30	733

Resideo Technologies, Inc. *	50	1,302

Trex Co., Inc. * (a)	20	2,633

UFP Industries, Inc.	46	4,210

		30,010

Capital Markets — 1.7%

Affiliated Managers Group, Inc.	14	2,320

Blucora, Inc. *	40	691

Brightsphere Investment Group, Inc.	30	779

Donnelley Financial Solutions, Inc. *	16	731

Evercore, Inc., Class A	25	3,389

Federated Hermes, Inc.	16	594

Jefferies Financial Group, Inc.	90	3,503

Piper Sandler Cos.	5	893

SEI Investments Co.	13	819

Stifel Financial Corp.	49	3,484

Virtus Investment Partners, Inc.	8	2,228

		19,431

Chemicals — 2.5%

AdvanSix, Inc.	10	449

Ashland Global Holdings, Inc.	37	3,983

INVESTMENTS	SHARES (000)	VALUE ($000)

Chemicals — continued

Avient Corp.	73	4,079

Cabot Corp.	27	1,537

FutureFuel Corp.	40	306

Hawkins, Inc.	6	237

HB Fuller Co.	50	4,066

Ingevity Corp. *	50	3,599

Koppers Holdings, Inc. *	6	185

Minerals Technologies, Inc.	17	1,276

RPM International, Inc.	23	2,312

Scotts Miracle-Gro Co. (The)	13	2,157

Sensient Technologies Corp.	14	1,361

Trinseo plc	23	1,201

Valvoline, Inc.	62	2,316

		29,064

Commercial Services & Supplies — 1.4%

ABM Industries, Inc.	20	837

Brady Corp., Class A	17	938

Brink’s Co. (The) (a)	17	1,095

Clean Harbors, Inc. *	38	3,790

Deluxe Corp.	15	469

IAA, Inc. *	43	2,172

Interface, Inc.	21	329

KAR Auction Services, Inc. *	41	637

Matthews International Corp., Class A	11	389

MillerKnoll, Inc.	27	1,053

Pitney Bowes, Inc.	49	323

Stericycle, Inc. *	8	471

Tetra Tech, Inc.	17	2,916

Viad Corp. *	6	274

		15,693

Communications Equipment — 0.6%

ADTRAN, Inc.	18	404

Ciena Corp. *	48	3,694

Comtech Telecommunications Corp.	10	239

Digi International, Inc. *	11	265

Extreme Networks, Inc. *	38	597

Lumentum Holdings, Inc. * (a)	7	762

Viavi Solutions, Inc. *	71	1,258

		7,219

Construction & Engineering — 1.8%

AECOM * (a)	88	6,828

Arcosa, Inc.	17	901

Comfort Systems USA, Inc.	32	3,139

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN EQUITY FUNDS	DECEMBER 31, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Construction & Engineering — continued

EMCOR Group, Inc.	38	4,887

Fluor Corp. *	36	892

MasTec, Inc. *	36	3,331

MYR Group, Inc. *	5	564

		20,542

Construction Materials — 0.1%

Eagle Materials, Inc.	10	1,665

Consumer Finance — 0.7%

Encore Capital Group, Inc. *	10	646

Enova International, Inc. *	11	463

EZCORP, Inc., Class A *	29	211

FirstCash Holdings, Inc.	14	1,025

Green Dot Corp., Class A *	16	594

LendingTree, Inc. *	2	270

Navient Corp.	53	1,120

PROG Holdings, Inc. * (a)	22	981

SLM Corp.	140	2,750

		8,060

Containers & Packaging — 0.6%

AptarGroup, Inc.	3	343

Greif, Inc., Class A	27	1,618

O-I Glass, Inc. *	48	576

Silgan Holdings, Inc.	51	2,167

Sonoco Products Co.	31	1,812

		6,516

Diversified Consumer Services — 0.4%

Adtalem Global Education, Inc. *	17	488

American Public Education, Inc. * (a)	26	581

Graham Holdings Co., Class B	2	1,134

Grand Canyon Education, Inc. *	6	514

Service Corp. International	15	1,079

Strategic Education, Inc. (a)	9	497

WW International, Inc. *	17	277

		4,570

Diversified Telecommunication Services — 0.3%

ATN International, Inc.	3	128

Cogent Communications Holdings, Inc.	13	966

Consolidated Communications Holdings, Inc. *	262	1,957

		3,051

Electric Utilities — 1.0%

Hawaiian Electric Industries, Inc.	96	3,997

IDACORP, Inc.	40	4,483

INVESTMENTS	SHARES (000)	VALUE ($000)

Electric Utilities — continued

OGE Energy Corp.	93	3,582

		12,062

Electrical Equipment — 2.1%

Acuity Brands, Inc.	13	2,710

AZZ, Inc.	8	442

Encore Wire Corp.	23	3,349

Hubbell, Inc.	18	3,745

nVent Electric plc	142	5,407

Powell Industries, Inc.	35	1,035

Regal Rexnord Corp.	34	5,862

Sunrun, Inc. * (a)	49	1,667

		24,217

Electronic Equipment, Instruments & Components — 3.5%

Advanced Energy Industries, Inc.	13	1,229

Arrow Electronics, Inc. *	46	6,169

Avnet, Inc.	94	3,873

Belden, Inc.	14	922

Benchmark Electronics, Inc.	12	328

Cognex Corp.	44	3,453

Fabrinet (Thailand) *	33	3,862

Itron, Inc. *	4	267

Jabil, Inc.	86	6,057

Littelfuse, Inc.	7	2,142

OSI Systems, Inc. *	6	522

Sanmina Corp. *	86	3,566

TD SYNNEX Corp.	41	4,712

TTM Technologies, Inc. *	28	416

Vishay Intertechnology, Inc.	86	1,891

Vontier Corp.	54	1,653

		41,062

Energy Equipment & Services — 0.4%

Bristow Group, Inc. *	9	292

ChampionX Corp. *	116	2,347

Helmerich & Payne, Inc. (a)	22	521

Nabors Industries Ltd. *	2	138

NOV, Inc.	73	994

Oceaneering International, Inc. *	35	390

Oil States International, Inc. * (a)	21	102

ProPetro Holding Corp. *	24	196

		4,980

Entertainment — 0.1%

Cinemark Holdings, Inc. *	35	563

Marcus Corp. (The) * (a)	10	175

		738

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN EQUITY FUNDS	17

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Equity Real Estate Investment Trusts (REITs) — 9.3%

Acadia Realty Trust	20	432

Agree Realty Corp.	18	1,299

Alexander & Baldwin, Inc.	47	1,179

American Assets Trust, Inc.	15	574

American Campus Communities, Inc.	43	2,461

Apartment Income REIT Corp.	38	2,088

Armada Hoffler Properties, Inc.	18	268

Brixmor Property Group, Inc.	140	3,568

Camden Property Trust	48	8,568

CareTrust REIT, Inc.	29	660

Centerspace	10	1,087

Chatham Lodging Trust *	15	202

Community Healthcare Trust, Inc.	7	331

Corporate Office Properties Trust	113	3,167

Cousins Properties, Inc. (a)	92	3,720

CyrusOne, Inc.	33	2,970

DiamondRock Hospitality Co. *	62	599

Douglas Emmett, Inc.	22	737

EastGroup Properties, Inc.	3	638

EPR Properties	10	490

Essential Properties Realty Trust, Inc.	39	1,121

First Industrial Realty Trust, Inc.	73	4,838

Four Corners Property Trust, Inc.	43	1,268

Getty Realty Corp.	5	172

Healthcare Realty Trust, Inc.	63	1,990

Highwoods Properties, Inc.	83	3,679

Hudson Pacific Properties, Inc. (a)	91	2,246

Independence Realty Trust, Inc.	28	713

Innovative Industrial Properties, Inc. (a)	10	2,603

JBG SMITH Properties	36	1,031

Kilroy Realty Corp.	49	3,287

Kite Realty Group Trust	72	1,564

Life Storage, Inc.	48	7,398

LXP Industrial Trust	21	334

Macerich Co. (The)	16	282

Medical Properties Trust, Inc.	180	4,253

National Retail Properties, Inc.	26	1,231

National Storage Affiliates Trust	57	3,917

NexPoint Residential Trust, Inc.	17	1,429

Park Hotels & Resorts, Inc. *	156	2,948

Physicians Realty Trust	41	772

PotlatchDeltic Corp.	42	2,532

Rayonier, Inc.	13	513

Retail Opportunity Investments Corp.	71	1,392

Rexford Industrial Realty, Inc.	69	5,620

INVESTMENTS	SHARES (000)	VALUE ($000)

Equity Real Estate Investment Trusts (REITs) — continued

RPT Realty	31	416

Sabra Health Care REIT, Inc.	29	398

Saul Centers, Inc.	4	195

SITE Centers Corp.	99	1,570

Spirit Realty Capital, Inc.	72	3,465

STORE Capital Corp.	80	2,752

Summit Hotel Properties, Inc. *	39	380

Tanger Factory Outlet Centers, Inc. (a)	39	754

Uniti Group, Inc.	78	1,097

Urban Edge Properties	33	633

Urstadt Biddle Properties, Inc., Class A	40	846

Xenia Hotels & Resorts, Inc. *	99	1,797

		106,474

Food & Staples Retailing — 0.7%

Andersons, Inc. (The)	31	1,196

BJ’s Wholesale Club Holdings, Inc. *	39	2,639

SpartanNash Co.	12	311

Sprouts Farmers Market, Inc. *	120	3,567

United Natural Foods, Inc. *	19	947

		8,660

Food Products — 1.7%

Cal-Maine Foods, Inc.	10	351

Darling Ingredients, Inc. *	53	3,700

Flowers Foods, Inc.	82	2,242

Hain Celestial Group, Inc. (The) * (a)	26	1,121

Ingredion, Inc.	38	3,669

J&J Snack Foods Corp.	2	300

John B Sanfilippo & Son, Inc.	3	307

Pilgrim’s Pride Corp. *	61	1,717

Post Holdings, Inc. *	20	2,288

Sanderson Farms, Inc.	7	1,261

Seneca Foods Corp., Class A *	9	453

Simply Good Foods Co. (The) *	27	1,110

TreeHouse Foods, Inc. *	33	1,350

		19,869

Gas Utilities — 0.6%

New Jersey Resources Corp.	30	1,212

UGI Corp.	131	6,036

		7,248

Health Care Equipment & Supplies — 2.2%

Avanos Medical, Inc. *	15	503

CONMED Corp.	8	1,148

Cutera, Inc. * (a)	5	215

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN EQUITY FUNDS	DECEMBER 31, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Health Care Equipment & Supplies — continued

Envista Holdings Corp. *	114	5,154

Globus Medical, Inc., Class A *	25	1,783

Haemonetics Corp. *	15	817

Heska Corp. * (a)	4	639

Inogen, Inc. *	7	238

Integer Holdings Corp. *	10	882

Integra LifeSciences Holdings Corp. *	23	1,521

Lantheus Holdings, Inc. *	89	2,571

LivaNova plc *	14	1,224

Masimo Corp. *	3	937

Meridian Bioscience, Inc. *	19	381

Merit Medical Systems, Inc. *	16	1,009

Natus Medical, Inc. *	11	271

Neogen Corp. *	4	173

NuVasive, Inc. *	56	2,928

Orthofix Medical, Inc. *	16	488

Penumbra, Inc. * (a)	8	2,299

Varex Imaging Corp. * (a)	13	410

		25,591

Health Care Providers & Services — 3.8%

Acadia Healthcare Co., Inc. *	28	1,712

Addus HomeCare Corp. * (a)	5	449

Amedisys, Inc. *	12	1,894

AMN Healthcare Services, Inc. *	42	5,084

Chemed Corp.	5	2,751

Covetrus, Inc. *	30	591

Cross Country Healthcare, Inc. *	13	366

Encompass Health Corp.	30	1,984

Ensign Group, Inc. (The)	16	1,369

HealthEquity, Inc. *	22	964

LHC Group, Inc. * (a)	11	1,455

Magellan Health, Inc. *	12	1,146

MEDNAX, Inc. *	31	857

ModivCare, Inc. *	15	2,165

Molina Healthcare, Inc. *	24	7,631

Option Care Health, Inc. *	44	1,246

R1 RCM, Inc. *	37	948

RadNet, Inc. *	14	416

Select Medical Holdings Corp.	96	2,822

Tenet Healthcare Corp. *	74	6,004

Tivity Health, Inc. * (a)	75	1,986

		43,840

INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care Technology — 0.6%

Allscripts Healthcare Solutions, Inc. *	62	1,151

HealthStream, Inc. *	10	250

NextGen Healthcare, Inc. *	181	3,215

Omnicell, Inc. *	13	2,418

		7,034

Hotels, Restaurants & Leisure — 1.9%

BJ’s Restaurants, Inc. *	8	266

Bloomin’ Brands, Inc. *	24	512

Boyd Gaming Corp. * (a)	27	1,764

Cheesecake Factory, Inc. (The) * (a)	18	685

Churchill Downs, Inc.	3	795

Cracker Barrel Old Country Store, Inc.	5	672

Dave & Buster’s Entertainment, Inc. *	16	630

Dine Brands Global, Inc. (a)	23	1,751

Jack in the Box, Inc.	8	717

Marriott Vacations Worldwide Corp.	13	2,231

Papa John’s International, Inc.	8	1,068

Ruth’s Hospitality Group, Inc. *	7	145

Scientific Games Corp. *	20	1,337

Six Flags Entertainment Corp. *	57	2,430

Texas Roadhouse, Inc.	19	1,710

Travel + Leisure Co.	38	2,073

Wendy’s Co. (The)	42	990

Wyndham Hotels & Resorts, Inc.	22	1,972

		21,748

Household Durables — 1.7%

Cavco Industries, Inc. *	3	858

Helen of Troy Ltd. * (a)	8	1,952

iRobot Corp. * (a)	9	606

KB Home	29	1,311

La-Z-Boy, Inc.	15	537

M/I Homes, Inc. *	9	535

Meritage Homes Corp. *	12	1,465

Taylor Morrison Home Corp. *	42	1,452

Tempur Sealy International, Inc.	62	2,925

Toll Brothers, Inc.	37	2,649

Tri Pointe Homes, Inc. *	166	4,623

Universal Electronics, Inc. *	9	363

		19,276

Household Products — 0.5%

Central Garden & Pet Co. * (a)	33	1,742

Central Garden & Pet Co., Class A *	67	3,197

Energizer Holdings, Inc. (a)	21	854

		5,793

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN EQUITY FUNDS	19

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Insurance — 3.3%

Alleghany Corp. *	7	4,715

American Equity Investment Life Holding Co.	43	1,689

American Financial Group, Inc.	29	4,019

Assured Guaranty Ltd.	34	1,702

CNO Financial Group, Inc.	40	956

eHealth, Inc. *	8	207

First American Financial Corp.	67	5,258

Hanover Insurance Group, Inc. (The)	12	1,563

Kinsale Capital Group, Inc.	4	856

Old Republic International Corp.	139	3,412

Primerica, Inc.	23	3,571

Reinsurance Group of America, Inc.	22	2,365

RenaissanceRe Holdings Ltd. (Bermuda)	16	2,743

Selective Insurance Group, Inc.	26	2,129

Stewart Information Services Corp.	37	2,934

		38,119

Interactive Media & Services — 0.6%

QuinStreet, Inc. *	43	782

TripAdvisor, Inc. *	31	842

Yelp, Inc. *	90	3,272

Ziff Davis, Inc. *	16	1,741

		6,637

IT Services — 2.0%

Alliance Data Systems Corp.	17	1,112

BM Technologies, Inc. * (a)	16	146

Concentrix Corp.	17	2,983

EVERTEC, Inc. (Puerto Rico) (a)	19	955

ExlService Holdings, Inc. *	11	1,645

Genpact Ltd.	114	6,062

Maximus, Inc.	21	1,673

Perficient, Inc. *	11	1,448

Sabre Corp. * (a)	114	978

TTEC Holdings, Inc.	23	2,065

Unisys Corp. *	39	805

WEX, Inc. *	21	3,004

		22,876

Leisure Products — 0.8%

Brunswick Corp.	29	2,901

Mattel, Inc. *	109	2,339

Polaris, Inc. (a)	18	2,031

YETI Holdings, Inc. *	22	1,831

		9,102

INVESTMENTS	SHARES (000)	VALUE ($000)

Life Sciences Tools & Services — 0.6%

Medpace Holdings, Inc. *	9	1,872

Repligen Corp. *	6	1,536

Syneos Health, Inc. *	29	2,957

		6,365

Machinery — 4.1%

AGCO Corp.	40	4,655

Alamo Group, Inc.	3	442

Chart Industries, Inc. *	11	1,786

Colfax Corp. *	42	1,912

Crane Co.	49	4,967

Federal Signal Corp.	19	811

Flowserve Corp.	42	1,294

Graco, Inc.	8	613

Hillenbrand, Inc.	34	1,768

ITT, Inc.	45	4,620

John Bean Technologies Corp.	10	1,474

Lincoln Electric Holdings, Inc.	5	739

Meritor, Inc. *	25	620

Middleby Corp. (The) *	7	1,397

Mueller Industries, Inc.	19	1,116

Nordson Corp.	12	3,165

Oshkosh Corp.	40	4,452

SPX Corp. *	16	955

Standex International Corp.	4	465

Terex Corp.	80	3,519

Timken Co. (The)	31	2,138

Toro Co. (The)	9	929

Wabash National Corp. (a)	16	314

Watts Water Technologies, Inc., Class A	15	2,990

Woodward, Inc.	5	591

		47,732

Marine — 0.2%

Kirby Corp. *	17	980

Matson, Inc.	14	1,297

		2,277

Media — 0.8%

AMC Networks, Inc., Class A * (a)	10	344

Cable One, Inc.	2	2,998

EW Scripps Co. (The), Class A *	19	366

Gannett Co., Inc. *	43	229

John Wiley & Sons, Inc., Class A	14	785

Loyalty Ventures, Inc. *	7	201

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN EQUITY FUNDS	DECEMBER 31, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Media — continued

New York Times Co. (The), Class A	13	623

TEGNA, Inc.	205	3,803

		9,349

Metals & Mining — 2.2%

Allegheny Technologies, Inc. *	40	642

Arconic Corp. *	34	1,109

Century Aluminum Co. *	13	222

Cleveland-Cliffs, Inc. * (a)	224	4,875

Commercial Metals Co.	54	1,947

Haynes International, Inc.	18	710

Materion Corp.	15	1,342

Reliance Steel & Aluminum Co.	32	5,222

Royal Gold, Inc.	5	568

Steel Dynamics, Inc.	91	5,628

SunCoke Energy, Inc.	176	1,160

United States Steel Corp.	66	1,571

Warrior Met Coal, Inc.	17	432

Worthington Industries, Inc.	11	590

		26,018

Mortgage Real Estate Investment Trusts (REITs) — 0.3%

Ellington Financial, Inc. (a)	15	263

KKR Real Estate Finance Trust, Inc.	55	1,139

Ready Capital Corp.	56	875

Redwood Trust, Inc.	116	1,536

		3,813

Multiline Retail — 0.9%

Big Lots, Inc.	14	608

Kohl’s Corp. (a)	78	3,833

Macy’s, Inc.	176	4,600

Nordstrom, Inc. * (a)	34	778

Ollie’s Bargain Outlet Holdings, Inc. * (a)	11	578

		10,397

Multi-Utilities — 0.6%

MDU Resources Group, Inc.	166	5,116

NorthWestern Corp.	23	1,294

		6,410

Oil, Gas & Consumable Fuels — 2.4%

Antero Midstream Corp.	91	876

Callon Petroleum Co. * (a)	14	639

Civitas Resources, Inc.	23	1,117

CNX Resources Corp. *	66	906

Dorian LPG Ltd.	9	115

INVESTMENTS	SHARES (000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

DT Midstream, Inc.	18	840

EQT Corp. *	92	2,007

Equitrans Midstream Corp.	125	1,297

Green Plains, Inc. * (a)	63	2,197

HollyFrontier Corp.	59	1,924

Matador Resources Co.	35	1,277

Murphy Oil Corp.	61	1,598

PBF Energy, Inc., Class A *	27	349

PDC Energy, Inc.	33	1,630

Range Resources Corp. *	78	1,387

REX American Resources Corp. *	2	192

SM Energy Co.	38	1,132

Southwestern Energy Co. *	331	1,543

Targa Resources Corp.	115	5,981

World Fuel Services Corp.	20	529

		27,536

Paper & Forest Products — 0.4%

Clearwater Paper Corp. * (a)	6	213

Glatfelter Corp.	15	258

Louisiana-Pacific Corp.	49	3,807

Mercer International, Inc. (Germany)	16	191

Neenah, Inc.	6	278

Schweitzer-Mauduit International, Inc.	11	327

		5,074

Personal Products — 0.4%

Coty, Inc., Class A *	94	984

Edgewell Personal Care Co.	19	850

elf Beauty, Inc. *	12	402

Medifast, Inc.	4	909

Nu Skin Enterprises, Inc., Class A	19	964

USANA Health Sciences, Inc. *	4	374

		4,483

Pharmaceuticals — 0.8%

Innoviva, Inc. *	197	3,390

Jazz Pharmaceuticals plc *	27	3,439

Lannett Co., Inc. * (a)	306	495

Prestige Consumer Healthcare, Inc. *	19	1,122

Supernus Pharmaceuticals, Inc. *	16	458

		8,904

Professional Services — 2.0%

ASGN, Inc. *	18	2,271

CACI International, Inc., Class A *	15	4,014

FTI Consulting, Inc. *	11	1,745

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN EQUITY FUNDS	21

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Professional Services — continued

Heidrick & Struggles International, Inc.	40	1,762

Insperity, Inc.	11	1,252

KBR, Inc.	44	2,091

Kelly Services, Inc., Class A	13	218

Korn Ferry	44	3,362

ManpowerGroup, Inc.	38	3,746

Resources Connection, Inc.	38	671

Science Applications International Corp.	16	1,353

TrueBlue, Inc. *	20	552

		23,037

Real Estate Management & Development — 0.7%

Douglas Elliman, Inc. *	20	225

Jones Lang LaSalle, Inc. *	23	6,139

RE/MAX Holdings, Inc., Class A	7	216

Realogy Holdings Corp. *	98	1,654

		8,234

Road & Rail — 1.8%

ArcBest Corp.	20	2,421

Avis Budget Group, Inc. *	15	3,173

Knight-Swift Transportation Holdings, Inc.	52	3,175

Landstar System, Inc.	23	4,201

Ryder System, Inc.	18	1,451

Saia, Inc. *	8	2,797

Werner Enterprises, Inc.	19	920

XPO Logistics, Inc. *	35	2,718

		20,856

Semiconductors & Semiconductor Equipment — 3.9%

Axcelis Technologies, Inc. *	12	865

Cirrus Logic, Inc. *	52	4,799

CMC Materials, Inc.	1	200

Cohu, Inc. *	13	510

Diodes, Inc. *	13	1,428

First Solar, Inc. *	51	4,471

FormFactor, Inc.*	28	1,280

Ichor Holdings Ltd. *	43	1,979

Kulicke & Soffa Industries, Inc. (Singapore)	75	4,524

MKS Instruments, Inc.	17	3,026

Photronics, Inc. *	19	358

Power Integrations, Inc.	19	1,746

Rambus, Inc. *	37	1,079

Semtech Corp. *	22	1,956

SMART Global Holdings, Inc. *	35	2,478

SolarEdge Technologies, Inc. *	16	4,545

INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued

Synaptics, Inc. *	11	3,214

Ultra Clean Holdings, Inc. *	26	1,476

Universal Display Corp.	14	2,244

Veeco Instruments, Inc. *	2	62

Wolfspeed, Inc. * (a)	21	2,392

		44,632

Software — 3.5%

ACI Worldwide, Inc. *	35	1,215

Alarm.com Holdings, Inc. * (a)	7	585

Aspen Technology, Inc. *	22	3,364

Blackbaud, Inc. * (a)	15	1,216

Bottomline Technologies DE, Inc. *	11	644

CDK Global, Inc.	90	3,752

CommVault Systems, Inc. *	16	1,117

Consensus Cloud Solutions, Inc. *	5	303

Digital Turbine, Inc. *	42	2,574

Ebix, Inc. (a)	89	2,706

Envestnet, Inc. *	11	857

Fair Isaac Corp. *	9	4,056

InterDigital, Inc.	10	745

Manhattan Associates, Inc. *	21	3,296

NCR Corp. *	66	2,669

Paylocity Holding Corp. *	12	2,739

Progress Software Corp.	10	482

Qualys, Inc. *	11	1,441

SPS Commerce, Inc. *	10	1,438

Teradata Corp. *	34	1,431

Vonage Holdings Corp. *	82	1,707

Xperi Holding Corp.	120	2,273

		40,610

Specialty Retail — 3.4%

Aaron’s Co., Inc. (The)	11	268

Abercrombie & Fitch Co., Class A *	19	669

American Eagle Outfitters, Inc. (a)	68	1,727

Asbury Automotive Group, Inc. *	6	1,105

AutoNation, Inc. * (a)	40	4,626

Bed Bath & Beyond, Inc. * (a)	35	515

Boot Barn Holdings, Inc. * (a)	9	1,157

Caleres, Inc.	15	349

Cato Corp. (The), Class A (a)	7	112

Chico’s FAS, Inc. *	35	186

Children’s Place, Inc. (The) * (a)	5	383

Conn’s, Inc. *	4	101

Designer Brands, Inc., Class A *	22	317

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN EQUITY FUNDS	DECEMBER 31, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Specialty Retail — continued

Dick’s Sporting Goods, Inc. (a)	22	2,486

Five Below, Inc. *	6	1,159

Foot Locker, Inc.	37	1,619

GameStop Corp., Class A * (a)	18	2,612

Genesco, Inc. *	5	321

Group 1 Automotive, Inc.	6	1,093

Guess?, Inc.	16	372

Haverty Furniture Cos., Inc. (a)	5	163

Hibbett, Inc.	5	374

Lithia Motors, Inc., Class A	9	2,524

ODP Corp. (The) *	18	698

Rent-A-Center, Inc.	38	1,845

RH * (a)	5	2,626

Sally Beauty Holdings, Inc. *	70	1,285

Shoe Carnival, Inc.	6	242

Signet Jewelers Ltd.	19	1,636

Sleep Number Corp. *	7	567

Urban Outfitters, Inc. *	23	664

Williams-Sonoma, Inc.	27	4,583

Zumiez, Inc. *	27	1,315

		39,699

Technology Hardware, Storage & Peripherals — 0.2%

3D Systems Corp. * (a)	23	485

Diebold Nixdorf, Inc. *	28	256

Xerox Holdings Corp.	70	1,582

		2,323

Textiles, Apparel & Luxury Goods — 1.5%

Capri Holdings Ltd. *	51	3,298

Carter’s, Inc.	11	1,073

Columbia Sportswear Co.	3	283

Crocs, Inc. *	21	2,667

Deckers Outdoor Corp. *	9	3,408

G-III Apparel Group Ltd. *	14	384

Kontoor Brands, Inc.	18	933

Oxford Industries, Inc.	5	497

Skechers U.S.A., Inc., Class A *	58	2,506

Steven Madden Ltd.	26	1,229

Unifi, Inc. *	7	164

Vera Bradley, Inc. *	9	77

Wolverine World Wide, Inc.	27	763

		17,282

INVESTMENTS	SHARES (000)	VALUE ($000)

Thrifts & Mortgage Finance — 1.3%

Axos Financial, Inc. *	26	1,470

Essent Group Ltd.	46	2,099

Flagstar Bancorp, Inc.	16	777

MGIC Investment Corp.	106	1,523

Mr. Cooper Group, Inc. *	23	965

New York Community Bancorp, Inc. (a)	149	1,824

NMI Holdings, Inc., Class A *	49	1,077

Northfield Bancorp, Inc.	15	241

Northwest Bancshares, Inc.	167	2,360

Provident Financial Services, Inc.	21	511

TrustCo Bank Corp.	27	907

Walker & Dunlop, Inc.	9	1,358

		15,112

Tobacco — 0.0% (b)

Vector Group Ltd.	39	450

Trading Companies & Distributors — 1.4%

Applied Industrial Technologies, Inc.	13	1,315

Boise Cascade Co.	21	1,509

DXP Enterprises, Inc. *	4	108

GMS, Inc. * (a)	72	4,334

MSC Industrial Direct Co., Inc., Class A	15	1,261

NOW, Inc. *	106	903

Univar Solutions, Inc. *	75	2,115

Veritiv Corp. *	15	1,814

Watsco, Inc.	11	3,316

		16,675

Water Utilities — 0.6%

American States Water Co.	12	1,204

California Water Service Group	15	1,107

Essential Utilities, Inc.	87	4,644

		6,955

Wireless Telecommunication Services — 0.2%

Shenandoah Telecommunications Co.	16	400

Telephone and Data Systems, Inc.	68	1,360

		1,760

Total Common Stocks (Cost $712,102)		1,128,246

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN EQUITY FUNDS	23

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 5.7%

Investment Companies — 2.3%

JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (c) (d) (Cost $27,059)	27,053	27,064

Investment of Cash Collateral from Securities Loaned — 3.4%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (c) (d)	31,003	30,996

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (c) (d)	7,310	7,310

Total Investment of Cash Collateral from Securities Loaned (Cost $38,310)		38,306

Total Short-Term Investments (Cost $65,369)		65,370

Total Investments — 103.2% (Cost $777,471)		1,193,616
Liabilities in Excess of Other Assets — (3.2)%		(36,625)

NET ASSETS — 100.0%		1,156,991

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at December 31, 2021. The total value of securities on loan at December 31, 2021 is $37,286.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of December 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of December 31, 2021 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts
Russell 2000 E-Mini Index	55	03/2022	USD	6,167	103
S&P Midcap 400 E-Mini Index	71	03/2022	USD	20,151	515

					618

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN EQUITY FUNDS	DECEMBER 31, 2021

THIS PAGE IS INTENTIONALLY LEFT BLANK

DECEMBER 31, 2021	J.P. MORGAN EQUITY FUNDS	25

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2021 (Unaudited)

(Amounts in thousands, except per share amounts)

	JPMorgan Equity Index Fund		JPMorgan Market Expansion Enhanced Index Fund
ASSETS:
Investments in non-affiliates, at value	$8,127,531		$1,128,246
Investments in affiliates, at value	158,432		27,064
Investment of cash collateral received from securities loaned, at value (See Note 2.B.)	44,331		38,306
Cash	9		2
Deposits at broker for futures contracts	3,265		1,299
Receivables:
Investment securities sold	14,960		—
Fund shares sold	1,937		96
Dividends from non-affiliates	4,951		1,054
Dividends from affiliates	—	(a)	—	(a)
Securities lending income (See Note 2.B.)	8		5
Due from adviser	6		—

Total Assets	8,355,430		1,196,072

LIABILITIES:
Payables:
Collateral received on securities loaned (See Note 2.B.)	44,331		38,306
Fund shares redeemed	49,305		417
Variation margin on futures contracts	202		1
Accrued liabilities:
Investment advisory fees	—		183
Administration fees	247		35
Distribution fees	244		45
Service fees	315		28
Custodian and accounting fees	111		20
Trustees’ and Chief Compliance Officer’s fees	1		—	(a)
Other	161		46

Total Liabilities	94,917		39,081

Net Assets	$8,260,513		$1,156,991

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN EQUITY FUNDS	DECEMBER 31, 2021

	JPMorgan Equity Index Fund	JPMorgan Market Expansion Enhanced Index Fund
NET ASSETS:
Paid-in-Capital	$3,686,514	$715,042
Total distributable earnings (loss)	4,573,999	441,949

Total Net Assets	$8,260,513	$1,156,991

Net Assets:
Class A	$823,103	$127,955
Class C	116,000	19,931
Class I	1,566,374	178,231
Class R2	—	14,158
Class R6	5,755,036	816,716

Total	$8,260,513	$1,156,991

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	11,529	10,661
Class C	1,642	2,166
Class I	21,911	14,513
Class R2	—	1,206
Class R6	80,478	67,044

Net Asset Value (a):
Class A — Redemption price per share	$71.39	$12.00
Class C — Offering price per share (b)	70.63	9.20
Class I — Offering and redemption price per share	71.49	12.28
Class R2 — Offering and redemption price per share	—	11.74
Class R6 — Offering and redemption price per share	71.51	12.18
Class A maximum sales charge	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/ (100% — maximum sales charge)]	$75.35	$12.66

Cost of investments in non-affiliates	$3,472,204	$712,102
Cost of investments in affiliates	104,345	27,059
Investment securities on loan, at value (See Note 2.B.)	42,733	37,286
Cost of investment of cash collateral (See Note 2.B.)	44,331	38,310

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN EQUITY FUNDS	27

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

(Amounts in thousands)

	JPMorgan Equity Index Fund	JPMorgan Market Expansion Enhanced Index Fund
INVESTMENT INCOME:
Dividend income from non-affiliates	$50,547	$8,674
Dividend income from affiliates	1,114	9
Non-cash dividend income from non-affiliates	—	567
Income from securities lending (net) (See Note 2.B.)	29	33

Total investment income	51,690	9,283

EXPENSES:
Investment advisory fees	1,550	1,431
Administration fees	2,906	429
Distribution fees:
Class A	990	164
Class C	422	79
Class R2	—	35
Service fees:
Class A	990	164
Class C	141	26
Class I	1,683	238
Class R2	—	17
Custodian and accounting fees	141	20
Professional fees	52	31
Trustees’ and Chief Compliance Officer’s fees	22	14
Printing and mailing costs	76	19
Registration and filing fees	79	40
Transfer agency fees (See Note 2.F.)	132	25
Other	74	20

Total expenses	9,258	2,752

Less fees waived	(4,262)	(856)
Less expense reimbursements	(20)	—

Net expenses	4,976	1,896

Net investment income (loss)	46,714	7,387

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	2,526	51,771
Investments in affiliates	(13)	(2)
Futures contracts	8,768	(475)

Net realized gain (loss)	11,281	51,294

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	793,663	6,650
Investments in affiliates	1,739	(1)
Futures contracts	(21)	718

Change in net unrealized appreciation/depreciation	795,381	7,367

Net realized/unrealized gains (losses)	806,662	58,661

Change in net assets resulting from operations	$853,376	$66,048

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN EQUITY FUNDS	DECEMBER 31, 2021

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan Equity Index Fund		JPMorgan Market Expansion Enhanced Index Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$46,714	$86,869	$7,387	$10,613
Net realized gain (loss)	11,281	83,243	51,294	119,551
Change in net unrealized appreciation/depreciation	795,381	1,884,412	7,367	308,518

Change in net assets resulting from operations	853,376	2,054,524	66,048	438,682

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(14,326)	(8,535)	(13,825)	(4,777)
Class C	(1,699)	(710)	(2,564)	(1,056)
Class I	(28,408)	(15,010)	(20,163)	(7,824)
Class R2	—	—	(1,476)	(505)
Class R6	(112,055)	(74,066)	(86,326)	(28,918)

Total distributions to shareholders	(156,488)	(98,321)	(124,354)	(43,080)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	919,184	(315,633)	94,364	(73,378)

NET ASSETS:
Change in net assets	1,616,072	1,640,570	36,058	322,224
Beginning of period	6,644,441	5,003,871	1,120,933	798,709

End of period	$8,260,513	$6,644,441	$1,156,991	$1,120,933

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN EQUITY FUNDS	29

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Equity Index Fund		JPMorgan Market Expansion Enhanced Index Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$39,922	$74,031	$5,111	$12,668
Distributions reinvested	13,862	8,283	12,872	4,485
Cost of shares redeemed	(50,643)	(119,065)	(14,263)	(29,106)

Change in net assets resulting from Class A capital transactions	3,141	(36,751)	3,720	(11,953)

Class C
Proceeds from shares issued	6,371	12,852	1,280	1,380
Distributions reinvested	1,411	573	2,525	1,043
Cost of shares redeemed	(12,027)	(39,283)	(4,840)	(8,237)

Change in net assets resulting from Class C capital transactions	(4,245)	(25,858)	(1,035)	(5,814)

Class I
Proceeds from shares issued	570,736	246,978	20,547	30,722
Distributions reinvested	27,199	14,184	17,205	6,558
Cost of shares redeemed	(142,310)	(612,226)	(37,021)	(96,868)

Change in net assets resulting from Class I capital transactions	455,625	(351,064)	731	(59,588)

Class R2
Proceeds from shares issued	—	—	1,477	2,268
Distributions reinvested	—	—	1,475	505
Cost of shares redeemed	—	—	(2,569)	(4,131)

Change in net assets resulting from Class R2 capital transactions	—	—	383	(1,358)

Class R6
Proceeds from shares issued	961,418	1,831,702	10,419	35,619
Distributions reinvested	109,672	73,037	86,326	28,918
Cost of shares redeemed	(606,427)	(1,806,699)	(6,180)	(59,202)

Change in net assets resulting from Class R6 capital transactions	464,663	98,040	90,565	5,335

Total change in net assets resulting from capital transactions	$919,184	$(315,633)	$94,364	$(73,378)

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN EQUITY FUNDS	DECEMBER 31, 2021

	JPMorgan Equity Index Fund		JPMorgan Market Expansion Enhanced Index Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
SHARE TRANSACTIONS:
Class A
Issued	585	1,327	406	1,153
Reinvested	200	147	1,104	434
Redeemed	(743)	(2,136)	(1,151)	(2,805)

Change in Class A Shares	42	(662)	359	(1,218)

Class C
Issued	94	229	128	158
Reinvested	20	11	283	128
Redeemed	(179)	(738)	(476)	(995)

Change in Class C Shares	(65)	(498)	(65)	(709)

Class I
Issued	8,393	4,416	1,602	2,880
Reinvested	392	253	1,440	620
Redeemed	(2,055)	(11,138)	(2,956)	(9,173)

Change in Class I Shares	6,730	(6,469)	86	(5,673)

Class R2
Issued	—	—	117	218
Reinvested	—	—	130	50
Redeemed	—	—	(209)	(395)

Change in Class R2 Shares	—	—	38	(127)

Class R6
Issued	14,193	32,382	813	3,304
Reinvested	1,583	1,283	7,283	2,753
Redeemed	(8,648)	(30,349)	(483)	(5,522)

Change in Class R6 Shares	7,128	3,316	7,613	535

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN EQUITY FUNDS	31

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

			Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Equity Index Fund
Class A
Six Months Ended December 31, 2021 (Unaudited)	$65.24	$0.31	$7.09	$7.40	$(0.32)	$(0.93)	$(1.25)
Year Ended June 30, 2021	47.11	0.62	18.24	18.86	(0.73)	—	(0.73)
Year Ended June 30, 2020	44.90	0.91	2.20	3.11	(0.81)	(0.09)	(0.90)
Year Ended June 30, 2019	41.64	0.72	3.33	4.05	(0.65)	(0.14)	(0.79)
Year Ended June 30, 2018	37.41	0.61	4.54	5.15	(0.54)	(0.38)	(0.92)
Year Ended June 30, 2017	35.36	0.61	5.22	5.83	(0.59)	(3.19)	(3.78)

Class C
Six Months Ended December 31, 2021 (Unaudited)	64.55	0.10	7.02	7.12	(0.11)	(0.93)	(1.04)
Year Ended June 30, 2021	46.65	0.28	18.00	18.28	(0.38)	—	(0.38)
Year Ended June 30, 2020	44.45	0.62	2.21	2.83	(0.54)	(0.09)	(0.63)
Year Ended June 30, 2019	41.27	0.46	3.30	3.76	(0.44)	(0.14)	(0.58)
Year Ended June 30, 2018	37.08	0.37	4.50	4.87	(0.30)	(0.38)	(0.68)
Year Ended June 30, 2017	35.09	0.36	5.18	5.54	(0.36)	(3.19)	(3.55)

Class I
Six Months Ended December 31, 2021 (Unaudited)	65.33	0.39	7.11	7.50	(0.41)	(0.93)	(1.34)
Year Ended June 30, 2021	47.22	0.77	18.21	18.98	(0.87)	—	(0.87)
Year Ended June 30, 2020	44.97	1.02	2.25	3.27	(0.93)	(0.09)	(1.02)
Year Ended June 30, 2019	41.68	0.83	3.34	4.17	(0.74)	(0.14)	(0.88)
Year Ended June 30, 2018	37.44	0.72	4.54	5.26	(0.64)	(0.38)	(1.02)
Year Ended June 30, 2017	35.39	0.70	5.22	5.92	(0.68)	(3.19)	(3.87)

Class R6
Six Months Ended December 31, 2021 (Unaudited)	65.35	0.45	7.10	7.55	(0.46)	(0.93)	(1.39)
Year Ended June 30, 2021	47.21	0.85	18.25	19.10	(0.96)	—	(0.96)
Year Ended June 30, 2020	44.98	1.10	2.22	3.32	(1.00)	(0.09)	(1.09)
Year Ended June 30, 2019	41.68	0.90	3.33	4.23	(0.79)	(0.14)	(0.93)
Year Ended June 30, 2018	37.44	0.76	4.57	5.33	(0.71)	(0.38)	(1.09)
September 1, 2016 (g) through June 30, 2017	36.73	0.58	4.05	4.63	(0.73)	(3.19)	(3.92)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)

Net expenses for Class R6 Shares are 0.045% for the six months ended December 31, 2021, 0.044% for the year ended June 30, 2021, 0.044% for the year ended June 30, 2020, 0.043% for the year ended June 30, 2019, 0.042% for the year ended June 30, 2018 and 0.045% for the period September 1, 2016 through June 30, 2017.

(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN EQUITY FUNDS	DECEMBER 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$71.39	11.41%	$823,103	0.45%		0.88%	0.65%	5%
65.24	40.28	749,440	0.45		1.10	0.66	26
47.11	7.02	572,292	0.45		1.97	0.66	15
44.90	9.87	602,186	0.45		1.68	0.66	6
41.64	13.88	590,286	0.45		1.52	0.69	14
37.41	17.35	580,645	0.45		1.67	0.76	21

70.63	11.08	116,000	1.05		0.29	1.13	5
64.55	39.35	110,184	1.05		0.50	1.13	26
46.65	6.42	102,864	1.05		1.37	1.14	15
44.45	9.23	96,605	1.05		1.10	1.13	6
41.27	13.20	78,613	1.05		0.92	1.15	14
37.08	16.57	89,681	1.11		1.01	1.23	21

71.49	11.56	1,566,374	0.20		1.13	0.38	5
65.33	40.48	991,703	0.20		1.37	0.38	26
47.22	7.40	1,022,318	0.20		2.21	0.38	15
44.97	10.16	791,881	0.20		1.94	0.38	6
41.68	14.18	687,941	0.20		1.78	0.40	14
37.44	17.62	740,340	0.20		1.93	0.48	21

71.51	11.63	5,755,036	0.05	(f)	1.29	0.13	5
65.35	40.77	4,793,114	0.04	(f)	1.49	0.13	26
47.21	7.52	3,306,397	0.04	(f)	2.38	0.13	15
44.98	10.33	3,019,734	0.04	(f)	2.11	0.13	6
41.68	14.36	2,008,916	0.04	(f)	1.85	0.14	14
37.44	13.49	338,764	0.05	(f)	1.93	0.15	21

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN EQUITY FUNDS	33

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

			Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Market Expansion Enhanced Index Fund
Class A
Six Months Ended December 31, 2021 (Unaudited)	$12.70	$0.07	$0.61	$0.68	$(0.09)	$(1.29)	$(1.38)
Year Ended June 30, 2021	8.38	0.09	4.68	4.77	(0.09)	(0.36)	(0.45)
Year Ended June 30, 2020	9.88	0.10	(0.98)	(0.88)	(0.11)	(0.51)	(0.62)
Year Ended June 30, 2019	11.75	0.10	(0.65)	(0.55)	(0.09)	(1.23)	(1.32)
Year Ended June 30, 2018	11.52	0.10	1.46	1.56	(0.08)	(1.25)	(1.33)
Year Ended June 30, 2017	10.64	0.10	1.92	2.02	(0.08)	(1.06)	(1.14)

Class C
Six Months Ended December 31, 2021 (Unaudited)	10.04	0.03	0.47	0.50	(0.05)	(1.29)	(1.34)
Year Ended June 30, 2021	6.70	0.03	3.73	3.76	(0.06)	(0.36)	(0.42)
Year Ended June 30, 2020	8.02	0.04	(0.78)	(0.74)	(0.07)	(0.51)	(0.58)
Year Ended June 30, 2019	9.83	0.04	(0.56)	(0.52)	(0.06)	(1.23)	(1.29)
Year Ended June 30, 2018	9.85	0.03	1.24	1.27	(0.04)	(1.25)	(1.29)
Year Ended June 30, 2017	9.27	0.03	1.65	1.68	(0.04)	(1.06)	(1.10)

Class I
Six Months Ended December 31, 2021 (Unaudited)	12.98	0.08	0.63	0.71	(0.12)	(1.29)	(1.41)
Year Ended June 30, 2021	8.55	0.12	4.78	4.90	(0.11)	(0.36)	(0.47)
Year Ended June 30, 2020	10.06	0.12	(0.99)	(0.87)	(0.13)	(0.51)	(0.64)
Year Ended June 30, 2019	11.92	0.13	(0.67)	(0.54)	(0.09)	(1.23)	(1.32)
Year Ended June 30, 2018	11.66	0.13	1.48	1.61	(0.10)	(1.25)	(1.35)
Year Ended June 30, 2017	10.75	0.13	1.94	2.07	(0.10)	(1.06)	(1.16)

Class R2
Six Months Ended December 31, 2021 (Unaudited)	12.43	0.04	0.61	0.65	(0.05)	(1.29)	(1.34)
Year Ended June 30, 2021	8.21	0.04	4.60	4.64	(0.06)	(0.36)	(0.42)
Year Ended June 30, 2020	9.69	0.06	(0.97)	(0.91)	(0.06)	(0.51)	(0.57)
Year Ended June 30, 2019	11.56	0.07	(0.65)	(0.58)	(0.06)	(1.23)	(1.29)
Year Ended June 30, 2018	11.36	0.07	1.44	1.51	(0.06)	(1.25)	(1.31)
Year Ended June 30, 2017	10.52	0.07	1.89	1.96	(0.06)	(1.06)	(1.12)

Class R6
Six Months Ended December 31, 2021 (Unaudited)	12.89	0.09	0.63	0.72	(0.14)	(1.29)	(1.43)
Year Ended June 30, 2021	8.49	0.13	4.76	4.89	(0.13)	(0.36)	(0.49)
Year Ended June 30, 2020	10.00	0.13	(0.99)	(0.86)	(0.14)	(0.51)	(0.65)
October 1, 2018 (f) through June 30, 2019	12.08	0.11	(0.82)	(0.71)	(0.14)	(1.23)	(1.37)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN EQUITY FUNDS	DECEMBER 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$12.00	5.81%	$127,955	0.60%	1.02%	0.86%	11%
12.70	58.28	130,822	0.60	0.83	0.87	35
8.38	(9.97)	96,485	0.60	1.08	0.88	49
9.88	(3.69)	129,406	0.60	0.98	0.88	36
11.75	14.02	171,304	0.60	0.85	0.88	33
11.52	19.37	162,853	0.62	0.87	0.93	30

9.20	5.50	19,931	1.10	0.50	1.37	11
10.04	57.62	22,386	1.10	0.33	1.38	35
6.70	(10.43)	19,697	1.10	0.57	1.39	49
8.02	(4.21)	29,952	1.10	0.49	1.38	36
9.83	13.46	36,618	1.10	0.34	1.38	33
9.85	18.58	37,529	1.17	0.32	1.44	30

12.28	5.93	178,231	0.35	1.27	0.60	11
12.98	58.74	187,197	0.35	1.08	0.60	35
8.55	(9.68)	171,771	0.35	1.32	0.62	49
10.06	(3.56)	264,415	0.34	1.14	0.61	36
11.92	14.31	864,316	0.35	1.10	0.61	33
11.66	19.66	788,063	0.38	1.13	0.62	30

11.74	5.64	14,158	1.00	0.62	1.22	11
12.43	57.76	14,519	1.00	0.43	1.25	35
8.21	(10.32)	10,627	1.00	0.68	1.29	49
9.69	(4.11)	12,786	0.93	0.66	1.35	36
11.56	13.79	13,560	0.83	0.61	1.35	33
11.36	19.06	22,703	0.85	0.63	1.29	30

12.18	6.00	816,716	0.25	1.38	0.35	11
12.89	58.97	766,009	0.25	1.18	0.35	35
8.49	(9.65)	500,129	0.25	1.45	0.36	49
10.00	(4.81)	512,512	0.25	1.51	0.37	36

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN EQUITY FUNDS	35

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 (Unaudited)

(Dollar values in thousands)

1. Organization

JPMorgan Trust II (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 2 separate funds of the Trust (each, a “Fund” and collectively, the “Funds”) covered by this report:

	Classes Offered	Diversification Classification
JPMorgan Equity Index Fund	Class A, Class C, Class I and Class R6	Diversified
JPMorgan Market Expansion Enhanced Index Fund	Class A, Class C, Class I, Class R2 and Class R6	Diversified

The investment objective of JPMorgan Equity Index Fund (“Equity Index Fund”) is to seek investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor’s 500 Composite Stock Price Index.

The investment objective of JPMorgan Market Expansion Enhanced Index Fund (“Market Expansion Enhanced Index Fund”) is to seek to provide investment results that correspond to or incrementally exceed the total return performance of an index that tracks the performance of the small and mid-capitalization equity markets.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class I, Class R2 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus. Effective October 1, 2020, Class C Shares automatically convert to Class A Shares after eight years. Prior to October 1, 2020, Class C Shares automatically converted to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds’ valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

36	J.P. MORGAN EQUITY FUNDS	DECEMBER 31, 2021

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):

Equity Index Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$8,330,294	$—	$—	$8,330,294

Appreciation in Other Financial Instruments
Futures Contracts (a)	$437	$—	$—	$437

(a)	Please refer to the SOI’s for specifics of portfolio holdings.

Market Expansion Enhanced Index Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,193,616	$—	$—	$1,193,616

Appreciation in Other Financial Instruments
Futures Contracts (a)	$618	$—	$—	$618

(a)	Please refer to the SOI’s for specifics of portfolio holdings.

B. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.

The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

DECEMBER 31, 2021	J.P. MORGAN EQUITY FUNDS	37

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of December 31, 2021.

	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Equity Index Fund	$42,733	$(42,733)	$—
Market Expansion Enhanced Index Fund	37,286	(37,286)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.12% to 0.06%. For the six months ended December 31, 2021, JPMIM waived fees associated with the Funds’ investment in the JPMorgan U.S. Government Money Market Fund as follows:

Equity Index Fund	$2
Market Expansion Enhanced Index Fund	2

The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).

C. Investment Transactions with Affiliates — The Funds invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.

Equity Index Fund

For the six months ended December 31, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2021	Shares at December 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Chase & Co. (a)	$85,747	$13,737	$5,858	$(13)	$1,738	$95,351	602	$1,112		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (b)(c)	25,407	324,000	314,000	(8)*	1	35,400	35,407	17	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b)(c)	4,179	144,665	139,913	—	—	8,931	8,931	1	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (b)(c)	26,043	1,317,467	1,280,429	—	—	63,081	63,081	2		—

Total	$141,376	$1,799,869	$1,740,200	$(21)	$1,739	$202,763		$1,132		$—

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	The rate shown is the current yield as of December 31, 2021.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

38	J.P. MORGAN EQUITY FUNDS	DECEMBER 31, 2021

Market Expansion Enhanced Index Fund

For the six months ended December 31, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2021	Shares at December 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a)(b)	$35,626	$62,036	$70,596	$(2)	$— (c)	$27,064	27,053	$9		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a)(b)	58,006	103,001	130,000	(10)*	(1)	30,996	31,003	18	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a)(b)	4,937	64,643	62,270	—	—	7,310	7,310	1	*	—

Total	$98,569	$229,680	$262,866	$(12)	$(1)	$65,370		$28		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2021.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

D. Futures Contracts — The Funds used index futures contracts to gain or reduce exposure to their respective indices, or maintain liquidity or minimize transaction costs. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

The table below discloses the volume of the Funds’ futures contracts activity during the six months ended December 31, 2021:

	Equity Index Fund	Market Expansion Enhanced Index Fund
Futures Contracts
Average Notional Balance Long	$48,211	$24,158
Ending Notional Balance Long	37,352	26,318

E. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Dividend income is recorded on the ex-dividend date or when a Fund first learns of the dividend.

DECEMBER 31, 2021	J.P. MORGAN EQUITY FUNDS	39

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

F. Allocation of Income and Expenses — Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended December 31, 2021 are as follows:

	Class A	Class C	Class I	Class R2	Class R6	Total
Equity Index Fund
Transfer agency fees	$87	$2	$23	n/a	$20	$132
Market Expansion Enhanced Index Fund
Transfer agency fees	9	2	3	$8	3	25

G. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of December 31, 2021, no liability for Federal income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least quarterly for Equity Index Fund and declared and paid at least annually for Market Expansion Index Fund. Distributions are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Equity Index Fund	0.04%
Market Expansion Enhanced Index Fund	0.25

The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund’s respective average daily net assets, plus 0.050% of each Fund’s respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund’s respective average daily net assets between $20 billion and $25 billion, plus 0.01% of each Fund’s respective average daily net assets in excess of $25 billion. For the six months ended December 31, 2021, the effective annualized rate was 0.075% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund’s principal underwriter and promotes and arranges for the sale of each Fund’s shares.

40	J.P. MORGAN EQUITY FUNDS	DECEMBER 31, 2021

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C and Class R2 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2
Equity Index Fund	0.25%	0.75%	n/a
Market Expansion Enhanced Index Fund	0.25	0.75	0.50%

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended December 31, 2021, JPMDS retained the following:

	Front-End Sales Charge	CDSC
Equity Index Fund	$21	$—
Market Expansion Enhanced Index Fund	2	—

D. Service Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class R2
Equity Index Fund	0.25%	0.25%	0.25%	n/a
Market Expansion Enhanced Index Fund	0.25	0.25	0.25	0.25%

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class R2	Class R6
Equity Index Fund	0.45%	n/a	0.20%	n/a	0.045%
Market Expansion Enhanced Index Fund	0.60	1.10%	0.35	1.00%	0.25

The expense limitation agreements were in effect for the six months ended December 31, 2021 and the contractual expense limitation percentages in the table above are in place until at least October 31, 2022.

For the six months ended December 31, 2021, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Equity Index Fund	$1,334	$1,786	$1,126	$4,246	$20
Market Expansion Enhanced Index Fund	340	226	278	844	—

DECEMBER 31, 2021	J.P. MORGAN EQUITY FUNDS	41

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

The amounts of these waivers resulting from investments in these money market funds for the six months ended December 31, 2021 were as follows:

Equity Index Fund	$16
Market Expansion Enhanced Index Fund	12

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended December 31, 2021, purchases and sales of investments (excluding short-term investments) were as follows:

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Equity Index Fund	$1,189,552	$378,048
Market Expansion Enhanced Index Fund	125,444	146,883

During the six months ended December 31, 2021, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2021 were as follows:

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Equity Index Fund	$3,621,935	$4,724,128	$15,332	$4,708,796
Market Expansion Enhanced Index Fund	777,511	443,242	26,519	416,723

At June 30, 2021, the Funds did not have any net capital loss carryforwards.

During the year ended June 30, 2021, the following Funds utilized capital loss carryforwards as follows:

	Capital Loss Utilized
	Short-Term	Long-Term
Equity Index Fund	$3,355	$1,124

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to the Trust and may be relied upon by the Funds because the Funds and the series of the Trust are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Funds had no borrowings outstanding from another fund during the six months ended December 31, 2021.

42	J.P. MORGAN EQUITY FUNDS	DECEMBER 31, 2021

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 31, 2022.

The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended December 31, 2021.

The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.25%, which has decreased to 1.00% pursuant to the amendment referenced below (the “Applicable Margin”), plus the greater of the federal funds effective rate or one month London Interbank Offered Rate (“LIBOR”). The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 10, 2021, the Credit Facility has been amended and restated for a term of 364 days, unless extended, and to include a reduction of the Applicable Margin charged for borrowing under the Credit Facility from 1.25% to 1.00%.

The Funds did not utilize the Credit Facility during the six months ended December 31, 2021.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

As of December 31, 2021, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund’s outstanding shares as follows:

	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund
Market Expansion Enhanced Index Fund	3	58.2%

As of December 31, 2021, J.P. Morgan Investor Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated funds of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:

	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Blend Funds
Equity Index Fund	—	52.9%
Market Expansion Enhanced Index Fund	65.6%	—

Significant shareholder transactions by these shareholders may impact the Funds’ performance and liquidity.

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority (“FCA”) publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA’s consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of a Fund’s loans, notes, derivatives and other instruments or investments comprising some or all of a Fund’s investments and result in costs incurred

DECEMBER 31, 2021	J.P. MORGAN EQUITY FUNDS	43

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

The Funds are subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. The Funds’ operations may be interrupted as a result, which may have a significant negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The full impact of this COVID-19 pandemic, or other future epidemics/pandemics, is currently unknown.

8. Subsequent Event

At a meeting held on January 13, 2022, the Board approved the reorganization of Market Expansion Enhanced Index Fund into a newly created exchange-traded fund, JPMorgan Market Expansion Enhanced Equity ETF (“JPM Market Expansion Enhanced Equity ETF”), a series of J.P. Morgan Exchange-Traded Fund Trust. The reorganization is expected to occur on or about May 6, 2022. JPM Market Expansion Enhanced Equity ETF will have the same investment adviser, identical investment objectives and fundamental investment policies and substantially similar investment strategies as Market Expansion Enhanced Index Fund. Following the reorganization, Market Expansion Enhanced Index Fund will be liquidated.

Effective January 18, 2022, Class A and Class C shares of Market Expansion Enhanced Index Fund are publicly offered on a limited basis, no front-end sales charge will be imposed on purchases of Class A Shares and no CDSC will be imposed on redemptions of Class A and Class C Shares. In addition, Distribution fees on Class A, Class C and Class R2 Shares will be voluntarily waived by the Distributor.

44	J.P. MORGAN EQUITY FUNDS	DECEMBER 31, 2021

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, July 1, 2021, and continued to hold your shares at the end of the reporting period, December 31, 2021.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Equity Index Fund
Class A
Actual	$1,000.00	$1,114.10	$2.40	0.45%
Hypothetical	1,000.00	1,022.94	2.29	0.45
Class C
Actual	1,000.00	1,110.80	5.59	1.05
Hypothetical	1,000.00	1,019.91	5.35	1.05
Class I
Actual	1,000.00	1,115.60	1.07	0.20
Hypothetical	1,000.00	1,024.20	1.02	0.20
Class R6
Actual	1,000.00	1,116.30	0.27	0.05
Hypothetical	1,000.00	1,024.95	0.26	0.05

JPMorgan Market Expansion Enhanced Index Fund
Class A
Actual	$1,000.00	$1,058.10	$3.11	0.60%
Hypothetical	1,000.00	1,022.18	3.06	0.60
Class C
Actual	1,000.00	1,055.00	5.70	1.10
Hypothetical	1,000.00	1,019.66	5.60	1.10
Class I
Actual	1,000.00	1,059.30	1.82	0.35
Hypothetical	1,000.00	1,023.44	1.79	0.35
Class R2
Actual	1,000.00	1,056.40	5.18	1.00
Hypothetical	1,000.00	1,020.16	5.09	1.00
Class R6
Actual	1,000.00	1,060.00	1.30	0.25
Hypothetical	1,000.00	1,023.95	1.28	0.25

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

DECEMBER 31, 2021	J.P. MORGAN EQUITY FUNDS	45

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in June and August 2021, at which the Trustees considered the continuation of the investment advisory agreement for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). In accordance with SEC guidance, due to the COVID-19 pandemic, the meetings were conducted through video conference. At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 11, 2021.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and benchmarks and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (“independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessment as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Trust and independent legal counsel, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements in executive session with independent legal counsel at which no representatives of the Adviser were present.

A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, including additional reporting and information provided in connection with the COVID-19 pandemic, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.

After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management, personnel changes, if any, and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team, including personnel changes, if any. In addition, the Board considered its discussions with the Adviser regarding the Adviser’s business continuity plan and steps the Adviser was taking to provide ongoing services to the Funds during the COVID-19 pandemic, and the Adviser’s success in continuing to provide services to the Funds and their shareholders throughout this period. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure

46	J.P. MORGAN EQUITY FUNDS	DECEMBER 31, 2021

and ongoing compliance processes. The Trustees also considered the quality of the administration services provided by the Adviser in its role as administrator.

The Trustees also considered their knowledge of the nature and quality of services provided by the Adviser and its affiliates to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to each Fund by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

The Trustees also considered that JPMDS, an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds’ operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Funds’ potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so.

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”), which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that other Funds which had achieved scale as asset levels had increased, no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain satisfactory relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser’s and JPMDS’s ongoing investments in their business in support of the Funds, including the Adviser’s and/or JPMDS’s investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key

DECEMBER 31, 2021	J.P. MORGAN EQUITY FUNDS	47

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.

Independent Written Evaluation of the Funds’ Senior Officer

The Trustees noted that, upon their direction, the Senior Officer for the Funds had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts, collective investment trusts, ETFs and/or funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Broadridge investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”), by total return for the applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe and Peer Group and noted that Universe and Peer Group rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The special analysis includes a multi-factor quantitative scoring system for summarizing a Fund’s historical investment performance. The approach relies on multiple metrics, incorporates several time periods, adjusts for risk and considers how a fund’s customized peer group (as selected by the independent consultant) has performed. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Equity Index Fund’s performance for Class A shares was in the first, second and first quintiles based upon the Peer Group for the one-, three- and five-year periods ended December 31, 2020, respectively, and in the second quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees noted that the performance for Class I shares was in the first quintile based upon the Peer Group for each of the one-, three- and five-year periods ended December 31, 2020, and in the second, second and first quintiles based upon the Universe for the one-, three- and five-year periods ended December 31, 2020. The Trustees noted that the performance for Class R6 shares was in the first quintile based upon the Peer Group, and in the second quintile based upon the Universe, for both the one- and three-year periods ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

48	J.P. MORGAN EQUITY FUNDS	DECEMBER 31, 2021

The Trustees noted that the Market Expansion Enhanced Index Fund’s performance for Class A shares was in the fifth, fourth and fifth quintiles based upon the Peer Group, and in the third, fourth and third quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class I shares was in the fifth quintile based upon the Peer Group, and in the third quintile based upon the Universe, for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees noted that the performance for Class R6 shares was in the fifth quintile based upon the Peer Group, and in the third quintile based upon the Universe, for the one-year period ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. They requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with the members of the Board’s equity committee at each of its regularly scheduled meetings over the course of the next year.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the same Broadridge category as each Fund. The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund and noted that Universe and Peer Group rankings were not calculated if the number of funds in the Universe and/or Peer Groups did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements. The Trustees also considered any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Equity Index Fund’s net advisory fee for Class A shares was in the first quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second and first quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the first quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee and actual total expenses for Class R6 shares were both in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Market Expansion Enhanced Index Fund’s net advisory fee for Class A shares was in the third quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the fourth and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the fourth quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the fourth quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the third and second quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

DECEMBER 31, 2021	J.P. MORGAN EQUITY FUNDS	49

SPECIAL SHAREHOLDER MEETING RESULTS

(Unaudited)

JPMorgan Trust II (the “Trust”) held a special meeting of shareholders on October 27, 2021, for the purpose considering and voting upon the election of Trustees, which meeting was adjourned to November 23, 2021 to allow shareholders to vote on the proposal.

When the special meeting reconvened on November 23, 2021, Trustees were elected by the shareholders of all of the series of the Trust, including the Funds.

The results of the voting were as follows:

Votes Received (Amounts in thousands)
Independent Nominee
John F. Finn
In Favor	288,983,507
Withheld	6,732,052

Steven P. Fisher
In Favor	289,598,586
Withheld	6,116,973

Gary L. French
In Favor	289,542,085
Withheld	6,173,474

Kathleen M. Gallagher
In Favor	289,773,673
Withheld	5,941,887

Robert J. Grassi
In Favor	289,609,331
Withheld	6,106,229

Frankie D. Hughes
In Favor	289,641,174
Withheld	6,074,386

Raymond Kanner
In Favor	289,603,025
Withheld	6,112,535

Thomas P. Lemke
In Favor	289,581,867
Withheld	6,133,692

Votes Received (Amounts in thousands)

Lawrence R. Maffia
In Favor	289,544,612
Withheld	6,170,947

Mary E. Martinez
In Favor	289,745,394
Withheld	5,970,165

Marilyn McCoy
In Favor	289,336,040
Withheld	6,379,520

Dr. Robert A. Oden, Jr.
In Favor	288,968,016
Withheld	6,747,543

Marian U. Pardo
In Favor	289,619,985
Withheld	6,095,575

Emily A. Youssouf
In Favor	289,555,396
Withheld	6,160,163

Interested Nominee
Robert F. Deutsch	289,562,178
In Favor	6,153,382
Withheld

Nina O. Shenker
In Favor	289,698,757
Withheld	6,016,803

50	J.P. MORGAN EQUITY FUNDS	DECEMBER 31, 2021

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectuses and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2021. All rights reserved. December 2021.	SAN-INDEX-1221

Semi-Annual Report

J.P. Morgan Investor Funds

December 31, 2021 (Unaudited)

JPMorgan Investor Balanced Fund

JPMorgan Investor Conservative Growth Fund

JPMorgan Investor Growth Fund

JPMorgan Investor Growth & Income Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

LETTER TO SHAREHOLDERS

February 8, 2022 (Unaudited)

Dear Shareholders,

U.S. equities led the year-long rally in developed market stocks as the global economic rebound advanced through 2021. While financial market volatility, a resurgence in the pandemic and accelerating inflation have carried into 2022, we believe that the outlook for the overall U.S. economy remains positive.

“Throughout the year ahead, J.P. Morgan Asset Management plans to seek to deliver superior client outcomes across a broad range of innovative solutions and risk management processes built on the same fundamental practices and principles that have driven our success for more than a century.” — Andrea L. Lisher

A surge in U.S. consumer wealth — partly tied to rising values for homes and autos — and quarterly growth in corporate earnings have helped to bolster U.S. financial markets that were already well-supported by monetary and fiscal policies. Over the course of the past year, the U.S. jobless rate fell to pre-pandemic levels and reached 3.9% in December. At the same time, inflation has climbed significantly. The U.S. Federal Reserve (the “Fed”) has tapered its monthly asset purchasing program and indicated that it’s likely to raise interest rates as early as March 2022.

While rising interest rates may mark another phase of the economic cycle that presents financial markets with new challenges and opportunities, they may also signal a return to a more normal economic environment following two years of historically low rates. Meanwhile, the path of the pandemic remains a factor in the U.S. economy. Recent data suggest the increase in new infections in late 2021 and into 2022 had some impact on the U.S. economy — though job growth remained strong — but there is hope that the latest pandemic wave may recede in coming months. Additionally, there is hope that rising prices on commodities and goods will moderate as supply chain constraints ease over time and the Fed moves generally to tamp down inflationary pressures. We expect the U.S. economy to continue expanding in 2022, even if the pace of the expansion eases from 2021.

Throughout the year ahead, J.P. Morgan Asset Management plans to seek to deliver superior client outcomes across a broad range of innovative solutions and risk management processes built on the same fundamental practices and principles that have driven our success for more than a century.

On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your investment. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

Andrea L. Lisher

Head of Americas, Client

J.P. Morgan Asset Management

DECEMBER 31, 2021	J.P. MORGAN INVESTOR FUNDS	1

J.P. Morgan Investor Funds

FUND FACTS

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

Fund	Fund Return (With sales charge)*	Fund Return (Without sales charge)*	Bloomberg U.S. Intermediate Aggregate Index Return (Broad-Based Fixed Income Benchmark)	Russell 3000 Index Return (Broad-Based Equity Benchmark)	MSCI EAFE Index (net of foreign withholding taxes)	Fund Net Assets as of December 31, 2021 (in thousands)
JPMorgan Investor Balanced Fund, Class A	(1.37)%	3.26%	(0.46)%	9.17%	2.24%	$6,213,575

JPMorgan Investor Conservative Growth Fund, Class A	(2.65)	1.90	(0.46)	9.17	2.24	5,145,586

JPMorgan Investor Growth Fund, Class A	0.51	5.25	(0.46)	9.17	2.24	4,650,744

JPMorgan Investor Growth & Income Fund, Class A	(0.49)	4.22	(0.46)	9.17	2.24	4,451,676

Investor Balanced Fund
PORTFOLIO COMPOSITION BY ASSET CLASS AS OF DECEMBER 31, 2021	PERCENT OF TOTAL INVESTMENTS
Fixed Income	42.7%
U.S. Equity	39.0
International Equity	12.9
Alternative Assets	3.4
Short-Term Investments	2.0

Investor Conservative Growth Fund
PORTFOLIO COMPOSITION BY ASSET CLASS AS OF DECEMBER 31, 2021	PERCENT OF TOTAL INVESTMENTS
Fixed Income	61.5%
U.S. Equity	23.0
International Equity	8.4
Alternative Assets	4.1
Short-Term Investments	3.0

Investor Growth Fund
PORTFOLIO COMPOSITION BY ASSET CLASS AS OF DECEMBER 31, 2021	PERCENT OF TOTAL INVESTMENTS
U.S. Equity	64.7%
International Equity	22.5
Fixed Income	9.5
Alternative Assets	1.2
Short-Term Investments	2.1

Investor Growth & Income Fund
PORTFOLIO COMPOSITION BY ASSET CLASS AS OF DECEMBER 31, 2021	PERCENT OF TOTAL INVESTMENTS
U.S. Equity	52.0%
Fixed Income	28.1
International Equity	16.0
Alternative Assets	1.9
Short-Term Investments	2.0

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

2	J.P. MORGAN INVESTOR FUNDS	DECEMBER 31, 2021

J.P. Morgan Investor Funds

FUNDS COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

INVESTMENT OBJECTIVES*

The JPMorgan Investor Balanced Fund seeks high total return consistent with the preservation of capital by investing primarily in a diversified group of mutual funds within the same group of investment companies that invest primarily in equity and fixed income securities.

The JPMorgan Investor Conservative Growth Fund seeks income and capital appreciation by investing primarily in a diversified group of mutual funds within the same group of investment companies that invest primarily in fixed income and equity securities.

The JPMorgan Investor Growth Fund seeks long-term capital appreciation by investing primarily in a diversified group of mutual funds within the same group of investment companies that invest primarily in equity securities.

The JPMorgan Investor Growth & Income Fund seeks long-term capital appreciation and growth of income by investing primarily in a diversified group of mutual funds within the same group of investment companies that invest primarily in equity securities.

HOW DID THE MARKET PERFORM?

Overall, U.S. equity markets generated positive returns in the second half of 2021, bolstered by continued monetary and fiscal support as well as strong consumer spending and record corporate profits. Despite historically high equity valuations in the U.S., the S&P 500 Index posted one record closing high each month during the period. U.S. fixed income markets largely underperformed U.S. equity markets amid historically low interest rates on U.S. Treasury securities and accelerating inflation.

Notably, the emergence of the omicron variant of COVID-19 in the final months of 2021 led to higher volatility in financial markets and briefly pulled oil prices lower.

The first months of the period saw strong upward momentum in U.S. equity prices after second quarter 2021 results showed record high earnings and revenue from U.S. companies. However, equity markets ended the month of September lower amid investor concerns about global supply chain disruptions, inflationary pressure and the ongoing pandemic.

In October, equity markets resumed their broad upward trajectory only to stall again in November and then ended December with higher returns. The global resurgence in pandemic infections in late 2021 raised investor concerns about the reimposition of social restrictions and their potential impact on specific industries and companies. However, the U.S. economic backdrop remained positive overall, with a strong labor market, surging corporate profits and a boom in U.S. consumer wealth.

Within U.S. equity, large cap stocks generally outperformed mid cap stocks, and small cap stocks largely declined over the second half of 2021. High yield bonds (also known as “junk bonds”) and lower-rated debt generally outperformed U.S. Treasury securities and corporate bonds.

WHAT WERE THE MAIN DRIVERS OF THE FUNDS’ PERFORMANCE?

In accordance with their model allocations, each of the JPMorgan Investor Funds (the “Investor Funds”) allocated its assets among fixed income, equity and alternative investments.

For the six months ended December 31, 2021, each of the Investor Funds’ Class A Shares outperformed the Bloomberg U.S. Intermediate Aggregate Index, the Investor Funds’ broad based fixed income benchmark, mainly due to the Investor Funds’ exposure to global equity, which outperformed fixed income markets.

Each of the Investor Funds’ Class A Shares underperformed the Russell 3000 Index, the Investor Funds’ broad based equity benchmark, due to the Investor Funds’ allocations to fixed income and international developed market equity, which both underperformed U.S. equity.

The Class A Shares of the Investor Balanced Fund, Investor Growth Fund and Investor Growth & Income Fund each outperformed the MSCI EAFE Index, largely due to their large allocations to U.S. equity, which outperformed international developed markets equity, while the Investor Conservative Growth Fund underperformed the MSCI EAFE Index due to its allocation to fixed income, which underperformed international developed market equity.

HOW WERE THE FUNDS POSITIONED?

Each Investor Fund invested in underlying JPMorgan Funds (“underlying funds”). The underlying funds invest in fixed income securities, equities and other alternative fixed income and equity strategies, such as below investment grade, high yield bonds and real estate investment trusts. Among equities, the underlying funds in which the Investor Funds invested were allocated among large-cap, mid-cap, small-cap and international stocks. The Investor Funds’ portfolio managers made investments for each Investor Fund based on an evaluation of three components: underlying fund selection, tactical asset allocation and strategic asset allocation. The portfolio managers determined the strategic weight for each asset class in the Investor Funds by making investments that they believed would

DECEMBER 31, 2021	J.P. MORGAN INVESTOR FUNDS	3

J.P. Morgan Investor Funds

FUNDS COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited) (continued)

perform well over the long term and maintaining a level of volatility similar to that of each Investor Fund’s composite benchmark. During the reporting period, the Investor Funds’ portfolio managers maintained their relative overweight positions in international equity.

4	J.P. MORGAN INVESTOR FUNDS	DECEMBER 31, 2021

JPMorgan Investor Balanced Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	December 10, 1996
With Sales Charge**		(1.37)%	5.70%	8.59%	7.98%
Without Sales Charge		3.26	10.66	9.60	8.48
CLASS C SHARES	July 1, 1997
With CDSC***		2.00	9.13	9.01	8.01
Without CDSC		3.00	10.13	9.01	8.01
CLASS I SHARES	December 10, 1996	3.38	10.91	9.87	8.74
CLASS R6 SHARES	July 31, 2017	3.51	11.19	10.07	8.83

*	Not annualized.
**	Sales Charge for Class A Shares is 4.50%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/11 TO 12/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Investor Balanced Fund, the Bloomberg U.S. Intermediate Aggregate Index, the Russell 3000 Index, the MSCI EAFE Index (net of foreign withholding taxes) and the Lipper Mixed-Asset Target Allocation Moderate Funds Index from December 31, 2011 to December 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the broad-based securities indices and the MSCI EAFE Index (net of foreign withholding taxes) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mixed-Asset Target Allocation Moderate Funds Index, which is not a broad-based securities index, includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg U.S. Intermediate Aggregate Index is an unmanaged index comprised of U.S. Government, mortgage, corporate, and asset-backed securities with maturities of one to 10 years. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The MSCI EAFE Index (net of foreign withholding taxes) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper Mixed-Asset Target Allocation Moderate Funds Index consists of funds that by portfolio practice maintain a mix of between 40% to 60% equity securities, with the remainder invested in bonds, cash and cash equivalents. Investors cannot invest directly in an index.

Class A Shares have a $500 minimum initial investment and carry a 4.50% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

DECEMBER 31, 2021	J.P. MORGAN INVESTOR FUNDS	5

JPMorgan Investor Conservative Growth Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	December 10, 1996
With Sales Charge**		(2.65)%	1.53%	6.02%	5.65%
Without Sales Charge		1.90	6.30	7.00	6.14
CLASS C SHARES	July 1, 1997
With CDSC***		0.58	4.73	6.42	5.67
Without CDSC		1.58	5.73	6.42	5.67
CLASS I SHARES	December 10, 1996	2.02	6.52	7.27	6.40
CLASS R6 SHARES	July 31, 2017	2.15	6.79	7.44	6.48

*	Not annualized.
**	Sales Charge for Class A Shares is 4.50%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/11 TO 12/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Investor Conservative Growth Fund, the Bloomberg U.S. Intermediate Aggregate Index, the Russell 3000 Index, the MSCI EAFE Index (net of foreign withholding taxes) and the Lipper Mixed-Asset Target Allocation Conservative Funds Index from December 31, 2011 to December 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the broad-based securities indices and the MSCI EAFE Index (net of foreign withholding taxes) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mixed-Asset Target Allocation Conservative Funds Index, which is not a broad-based securities index, includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg U.S. Intermediate Aggregate Index is an

unmanaged index comprised of U.S. Government, mortgage, corporate, and asset-backed securities with maturities of one to 10 years. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The MSCI EAFE Index (net of foreign withholding taxes) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper Mixed-Asset Target Allocation Conservative Funds Index consists of funds that by portfolio practice maintain a mix of between 20% to 40% equity securities, with the remainder invested in bonds, cash and cash equivalents. Investors cannot invest directly in an index.

Class A Shares have a $500 minimum initial investment and carry a 4.50% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN INVESTOR FUNDS	DECEMBER 31, 2021

JPMorgan Investor Growth Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	December 10, 1996
With Sales Charge**		0.51%	12.62%	13.19%	12.29%
Without Sales Charge		5.25	17.93	14.24	12.81
CLASS C SHARES	July 1, 1997
With CDSC***		4.00	16.32	13.61	12.32
Without CDSC		5.00	17.32	13.61	12.32
CLASS I SHARES	December 10, 1996	5.42	18.23	14.53	13.10
CLASS R6 SHARES	July 31, 2017	5.55	18.51	14.71	13.18

*	Not annualized.
**	Sales Charge for Class A Shares is 4.50%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/11 TO 12/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Investor Growth Fund, the Bloomberg U.S. Intermediate Aggregate Index, the Russell 3000 Index, the MSCI EAFE Index (net of foreign withholding taxes) and the Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Index from December 31, 2011 to December 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the broad-based securities indices and the MSCI EAFE Index (net of foreign withholding taxes) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Index, which is not a broad-based securities index, includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg U.S. Intermediate Aggregate Index is an

unmanaged index comprised of U.S. Government, mortgage, corporate, and asset-backed securities with maturities of one to 10 years. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The MSCI EAFE Index (net of foreign withholding taxes) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Index consists of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Investors cannot invest directly in an index.

Class A Shares have a $500 minimum initial investment and carry a 4.50% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

DECEMBER 31, 2021	J.P. MORGAN INVESTOR FUNDS	7

JPMorgan Investor Growth & Income Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	December 10, 1996
With Sales Charge**		(0.49)%	8.82%	10.85%	9.98%
Without Sales Charge		4.22	13.97	11.87	10.48
CLASS C SHARES	July 1, 1997
With CDSC***		2.95	12.40	11.25	10.01
Without CDSC		3.95	13.40	11.25	10.01
CLASS I SHARES	December 10, 1996	4.38	14.25	12.14	10.76
CLASS R6 SHARES	July 31, 2017	4.52	14.53	12.34	10.85

*	Not annualized.
**	Sales Charge for Class A Shares is 4.50%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/11 TO 12/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Investor Growth & Income Fund, the Bloomberg U.S. Intermediate Aggregate Index, the Russell 3000 Index, the MSCI EAFE Index (net of foreign withholding taxes) and the Lipper Mixed-Asset Target Allocation Growth Funds Index from December 31, 2011 to December 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the broad-based securities indices and the MSCI EAFE Index (net of foreign withholding taxes) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mixed-Asset Target Allocation Growth Funds Index, which is not a broad-based securities index, includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg U.S. Intermediate Aggregate Index is an unmanaged index comprised of U.S. Government, mortgage, corporate, and asset-backed securities with maturities of one to 10 years. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The MSCI EAFE Index (net of foreign withholding taxes) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper Mixed-Asset Target Allocation Growth Funds Index consists of funds that by portfolio practice maintain a mix of between 60% to 80% equity securities, with the remainder invested in bonds, cash and cash equivalents. Investors cannot invest directly in an index.

Class A Shares have a $500 minimum initial investment and carry a 4.50% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN INVESTOR FUNDS	DECEMBER 31, 2021

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 98.2%

Alternative Assets — 3.5%

JPMorgan Realty Income Fund Class R6 Shares (a)	6,530	111,918

JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	5,326	61,404

JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	4,146	41,255

Total Alternative Assets		214,577

Fixed Income — 42.6%

JPMorgan Core Bond Fund Class R6 Shares (a)	100,730	1,191,633

JPMorgan Core Plus Bond Fund Class R6 Shares (a)	64,667	545,142

JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	7,039	54,200

JPMorgan High Yield Fund Class R6 Shares (a)	21,604	156,846

JPMorgan Income Fund Class R6 Shares (a)	30,364	285,122

JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	5,714	62,801

JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	22,958	231,643

JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	13,201	128,185

Total Fixed Income		2,655,572

International Equity — 13.0%

JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	3,683	140,068

JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	5,196	99,556

JPMorgan Europe Dynamic Fund Class R6 Shares (a)	3,348	105,859

JPMorgan International Equity Fund Class R6 Shares (a)	4,557	95,521

JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	17,680	363,668

Total International Equity		804,672

U.S. Equity — 39.1%

JPMorgan Equity Income Fund Class R6 Shares (a)	8,336	198,908

JPMorgan Large Cap Growth Fund Class R6 Shares * (a)	5,147	333,751

JPMorgan Large Cap Value Fund Class R6 Shares (a)	10,147	192,790

JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	19,412	236,433

JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	1,295	69,728

JPMorgan Small Cap Equity Fund Class R6 Shares (a)	471	31,702

INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — continued

JPMorgan Small Cap Value Fund Class R6 Shares (a)	2,081	63,653

JPMorgan U.S. Equity Fund Class R6 Shares (a)	25,660	569,391

JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	3,246	221,687

JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	8,097	296,425

JPMorgan Value Advantage Fund Class R6 Shares (a)	5,344	212,921

Total U.S. Equity		2,427,389

Total Investment Companies (Cost $4,741,390)		6,102,210

Short-Term Investments — 2.0%

Investment Companies — 2.0%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b) (Cost $122,132)	122,132	122,132

Total Investments — 100.2% (Cost $4,863,522)		6,224,342
Liabilities in Excess of Other Assets — (0.2)%		(10,767)

NET ASSETS — 100.0%		6,213,575

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2021.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN INVESTOR FUNDS	9

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 97.5%

Alternative Assets — 4.1%

JPMorgan Realty Income Fund Class R6 Shares (a)	5,415	92,814

JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	6,559	75,629

JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	4,456	44,342

Total Alternative Assets		212,785

Fixed Income — 61.8%

JPMorgan Core Bond Fund Class R6 Shares (a)	123,790	1,464,440

JPMorgan Core Plus Bond Fund Class R6 Shares (a)	71,166	599,926

JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	6,065	46,703

JPMorgan Government Bond Fund Class R6 Shares (a)	4,734	51,461

JPMorgan High Yield Fund Class R6 Shares (a)	18,230	132,349

JPMorgan Income Fund Class R6 Shares (a)	31,834	298,918

JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	5,937	65,251

JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	38,225	385,687

JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	13,756	133,569

Total Fixed Income		3,178,304

International Equity — 8.4%

JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	2,199	83,624

JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	3,356	64,300

JPMorgan Europe Dynamic Fund Class R6 Shares (a)	1,190	37,632

JPMorgan International Equity Fund Class R6 Shares (a)	1,825	38,244

JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	10,155	208,893

Total International Equity		432,693

U.S. Equity — 23.2%

JPMorgan Equity Income Fund Class R6 Shares (a)	5,186	123,750

JPMorgan Large Cap Growth Fund Class R6 Shares * (a)	2,276	147,545

JPMorgan Large Cap Value Fund Class R6 Shares (a)	3,770	71,639

JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	7,051	85,883

JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	1,246	67,119

INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — continued

JPMorgan Small Cap Equity Fund Class R6 Shares (a)	357	24,027

JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,322	40,440

JPMorgan U.S. Equity Fund Class R6 Shares (a)	10,944	242,839

JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	1,887	128,866

JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	3,524	128,997

JPMorgan Value Advantage Fund Class R6 Shares (a)	3,296	131,330

Total U.S. Equity		1,192,435

Total Investment Companies (Cost $4,317,919)		5,016,217

Short-Term Investments — 3.0%

Investment Companies — 3.0%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b) (Cost $154,136)	154,136	154,136

Total Investments — 100.5% (Cost $4,472,055)		5,170,353
Liabilities in Excess of Other Assets — (0.5)%		(24,767)

NET ASSETS — 100.0%		5,145,586

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2021.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN INVESTOR FUNDS	DECEMBER 31, 2021

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 98.0%

Alternative Assets — 1.2%

JPMorgan Realty Income Fund Class R6 Shares (a)	3,219	55,169

Fixed Income — 9.5%

JPMorgan Core Bond Fund Class R6 Shares (a)	26,186	309,781

JPMorgan Core Plus Bond Fund Class R6 Shares (a)	4,496	37,899

JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,274	17,506

JPMorgan High Yield Fund Class R6 Shares (a)	8,115	58,916

JPMorgan Income Fund Class R6 Shares (a)	1,984	18,630

Total Fixed Income		442,732

International Equity — 22.5%

JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	3,400	129,307

JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	5,576	106,845

JPMorgan Europe Dynamic Fund Class R6 Shares (a)	4,048	128,002

JPMorgan International Equity Fund Class R6 Shares (a)	9,094	190,600

JPMorgan International Focus Fund Class R6 Shares (a)	4,928	134,577

JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	17,266	355,161

Total International Equity		1,044,492

U.S. Equity — 64.8%

JPMorgan Equity Income Fund Class R6 Shares (a)	6,609	157,680

JPMorgan Large Cap Growth Fund Class R6 Shares * (a)	7,850	508,986

JPMorgan Large Cap Value Fund Class R6 Shares (a)	23,509	446,680

JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	20,481	249,463

JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	1,518	81,724

JPMorgan Small Cap Equity Fund Class R6 Shares (a)	308	20,731

JPMorgan Small Cap Value Fund Class R6 Shares (a)	3,535	108,122

JPMorgan U.S. Equity Fund Class R6 Shares (a)	30,211	670,392

JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	3,625	247,595

JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	9,834	360,009

JPMorgan Value Advantage Fund Class R6 Shares (a)	4,077	162,442

Total U.S. Equity		3,013,824

Total Investment Companies (Cost $3,140,594)		4,556,217

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 2.1%

Investment Companies — 2.1%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b) (Cost $99,771)	99,771	99,771

Total Investments — 100.1% (Cost $3,240,365)		4,655,988
Liabilities in Excess of Other Assets — (0.1)%		(5,244)

NET ASSETS — 100.0%		4,650,744

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2021.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN INVESTOR FUNDS	11

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 98.1%

Alternative Assets — 1.9%

JPMorgan Realty Income Fund Class R6 Shares (a)	3,552	60,888

JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	1,893	21,825

Total Alternative Assets		82,713

Fixed Income — 28.2%

JPMorgan Core Bond Fund Class R6 Shares (a)	51,628	610,763

JPMorgan Core Plus Bond Fund Class R6 Shares (a)	26,516	223,529

JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,455	18,901

JPMorgan High Yield Fund Class R6 Shares (a)	14,601	106,000

JPMorgan Income Fund Class R6 Shares (a)	17,212	161,617

JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	428	4,701

JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	5,710	57,615

JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	7,258	70,471

Total Fixed Income		1,253,597

International Equity — 16.0%

JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	2,744	104,349

JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,368	83,691

JPMorgan Europe Dynamic Fund Class R6 Shares (a)	2,896	91,560

JPMorgan International Equity Fund Class R6 Shares (a)	4,952	103,804

JPMorgan International Focus Fund Class R6 Shares (a)	2,137	58,365

JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	13,122	269,923

Total International Equity		711,692

U.S. Equity — 52.0%

JPMorgan Equity Income Fund Class R6 Shares (a)	6,398	152,645

JPMorgan Large Cap Growth Fund Class R6 Shares * (a)	6,455	418,528

JPMorgan Large Cap Value Fund Class R6 Shares (a)	13,789	261,982

JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	15,399	187,563

JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	1,067	57,475

JPMorgan Small Cap Equity Fund Class R6 Shares (a)	293	19,733

INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — continued

JPMorgan Small Cap Value Fund Class R6 Shares (a)	2,817	86,173

JPMorgan U.S. Equity Fund Class R6 Shares (a)	23,581	523,259

JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	2,066	141,136

JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	8,270	302,761

JPMorgan Value Advantage Fund Class R6 Shares (a)	4,149	165,306

Total U.S. Equity		2,316,561

Total Investment Companies (Cost $3,165,920)		4,364,563

Short-Term Investments — 2.0%

Investment Companies — 2.0%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b) (Cost $89,956)	89,956	89,956

Total Investments — 100.1% (Cost $3,255,876)		4,454,519
Liabilities in Excess of Other Assets — (0.1)%		(2,843)

NET ASSETS — 100.0%		4,451,676

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2021.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN INVESTOR FUNDS	DECEMBER 31, 2021

THIS PAGE IS INTENTIONALLY LEFT BLANK

DECEMBER 31, 2021	J.P. MORGAN INVESTOR FUNDS	13

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2021 (Unaudited)

(Amounts in thousands, except per share amounts)

	JPMorgan Investor Balanced Fund	JPMorgan Investor Conservative Growth Fund		JPMorgan Investor Growth Fund	JPMorgan Investor Growth & Income Fund
ASSETS:
Investments in affiliates, at value	$6,224,342	$5,170,353		$4,655,988	$4,454,519
Receivables:
Investment securities sold	500	900		—	3,600
Fund shares sold	2,975	12,020		4,851	6,388
Dividends from affiliates	896	913		59	502
Prepaid expenses and other assets	309	—		—	—

Total Assets	6,229,022	5,184,186		4,660,898	4,465,009

LIABILITIES:
Payables:
Due to custodian	893	910		56	499
Distributions	777	272		1,066	1,188
Investment securities purchased	500	27,764		—	3,600
Fund shares redeemed	9,996	6,970		6,779	5,871
Accrued liabilities:
Investment advisory fees	257	211		191	183
Distribution fees	1,453	1,265		921	934
Service fees	1,274	1,061		871	850
Custodian and accounting fees	61	51		43	43
Trustees’ and Chief Compliance Officer’s fees	—	—	(a)	—	—
Other	236	96		227	165

Total Liabilities	15,447	38,600		10,154	13,333

Net Assets	$6,213,575	$5,145,586		$4,650,744	$4,451,676

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN INVESTOR FUNDS	DECEMBER 31, 2021

	JPMorgan Investor Balanced Fund	JPMorgan Investor Conservative Growth Fund	JPMorgan Investor Growth Fund	JPMorgan Investor Growth & Income Fund
NET ASSETS:
Paid-in-Capital	$4,691,599	$4,346,928	$3,040,613	$3,134,846
Total distributable earnings (loss)	1,521,976	798,658	1,610,131	1,316,830

Total Net Assets	$6,213,575	$5,145,586	$4,650,744	$4,451,676

Net Assets:
Class A	$5,079,270	$3,525,428	$3,828,697	$3,887,937
Class C	610,315	820,040	199,705	192,933
Class I	377,959	758,554	592,576	334,228
Class R6	146,031	41,564	29,766	36,578

Total	$6,213,575	$5,145,586	$4,650,744	$4,451,676

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	299,103	256,095	150,776	193,260
Class C	36,653	59,890	8,683	9,960
Class I	22,201	54,721	22,689	16,968
Class R6	8,584	3,000	1,140	1,857

Net Asset Value (a):
Class A — Redemption price per share	$16.98	$13.77	$25.39	$20.12
Class C — Offering price per share (b)	16.65	13.69	23.00	19.37
Class I — Offering and redemption price per share	17.02	13.86	26.12	19.70
Class R6 — Offering and redemption price per share	17.01	13.85	26.11	19.70
Class A maximum sales charge	4.50%	4.50%	4.50%	4.50%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$17.78	$14.42	$26.59	$21.07

Cost of investments in affiliates	$4,863,522	$4,472,055	$3,240,365	$3,255,876

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN INVESTOR FUNDS	15

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

(Amounts in thousands)

	JPMorgan Investor Balanced Fund	JPMorgan Investor Conservative Growth Fund	JPMorgan Investor Growth Fund	JPMorgan Investor Growth & Income Fund
INVESTMENT INCOME:
Dividend income from affiliates	$70,038	$56,755	$48,512	$47,079

Total investment income	70,038	56,755	48,512	47,079

EXPENSES:
Investment advisory fees	1,528	1,251	1,121	1,082
Distribution fees:
Class A	6,209	4,333	4,600	4,703
Class C	2,331	3,158	743	740
Service fees:
Class A	6,209	4,333	4,600	4,703
Class C	777	1,053	248	247
Class I	468	816	720	412
Custodian and accounting fees	75	63	55	53
Professional fees	37	33	31	31
Trustees’ and Chief Compliance Officer’s fees	20	19	18	17
Printing and mailing costs	119	88	100	89
Registration and filing fees	162	171	176	125
Transfer agency fees (See Note 2.D.)	165	99	266	197
Other	81	61	64	60

Total expenses	18,181	15,478	12,742	12,459

Less fees waived	(28)	(22)	(584)	(495)

Net expenses	18,153	15,456	12,158	11,964

Net investment income (loss)	51,885	41,299	36,354	35,115

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on investments in affiliates	15,975	12,779	973	4,152
Distributions of capital gains received from investment company affiliates	277,942	147,741	327,208	253,319
Change in net unrealized appreciation/depreciation of investments in affiliates	(150,674)	(109,436)	(133,441)	(114,040)

Net realized/unrealized gains (losses)	143,243	51,084	194,740	143,431

Change in net assets resulting from operations	$195,128	$92,383	$231,094	$178,546

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN INVESTOR FUNDS	DECEMBER 31, 2021

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan Investor Balanced Fund		JPMorgan Investor Conservative Growth Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$51,885	$65,910	$41,299	$60,989
Net realized gain (loss) on investments in affiliates	15,975	42,768	12,779	4,006
Distributions of capital gains received from investment company affiliates	277,942	102,633	147,741	68,429
Change in net unrealized appreciation/depreciation of investments in affiliates	(150,674)	836,058	(109,436)	414,720

Change in net assets resulting from operations	195,128	1,047,369	92,383	548,144

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(186,844)	(241,826)	(98,437)	(107,114)
Class C	(21,430)	(30,839)	(21,138)	(25,907)
Class I	(14,381)	(20,024)	(20,096)	(19,767)
Class R6	(5,818)	(4,744)	(1,270)	(1,492)

Total distributions to shareholders	(228,473)	(297,433)	(140,941)	(154,280)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	334,001	498,681	334,773	930,907

NET ASSETS:
Change in net assets	300,656	1,248,617	286,215	1,324,771
Beginning of period	5,912,919	4,664,302	4,859,371	3,534,600

End of period	$6,213,575	$5,912,919	$5,145,586	$4,859,371

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN INVESTOR FUNDS	17

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Investor Growth Fund		JPMorgan Investor Growth & Income Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$36,354	$25,329	$35,115	$36,699
Net realized gain (loss) on investments in affiliates	973	19,427	4,152	18,632
Distributions of capital gains received from investment company affiliates	327,208	89,368	253,319	78,234
Change in net unrealized appreciation/depreciation of investments in affiliates	(133,441)	985,382	(114,040)	769,845

Change in net assets resulting from operations	231,094	1,119,506	178,546	903,410

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(162,736)	(191,653)	(146,801)	(208,071)
Class C	(9,067)	(11,958)	(7,069)	(12,260)
Class I	(25,194)	(30,152)	(13,281)	(17,381)
Class R6	(1,301)	(1,430)	(1,496)	(2,147)

Total distributions to shareholders	(198,298)	(235,193)	(168,647)	(239,859)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	355,153	488,131	297,241	448,347

NET ASSETS:
Change in net assets	387,949	1,372,444	307,140	1,111,898
Beginning of period	4,262,795	2,890,351	4,144,536	3,032,638

End of period	$4,650,744	$4,262,795	$4,451,676	$4,144,536

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN INVESTOR FUNDS	DECEMBER 31, 2021

	JPMorgan Investor Balanced Fund		JPMorgan Investor Conservative Growth Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$491,849	$1,059,424	$404,602	$1,075,821
Distributions reinvested	185,690	240,566	97,994	106,705
Cost of shares redeemed	(358,732)	(749,375)	(270,427)	(552,675)

Change in net assets resulting from Class A capital transactions	318,807	550,615	232,169	629,851

Class C
Proceeds from shares issued	52,860	107,776	76,344	186,648
Distributions reinvested	21,322	30,740	21,060	25,834
Cost of shares redeemed	(80,494)	(257,583)	(109,969)	(425,016)

Change in net assets resulting from Class C capital transactions	(6,312)	(119,067)	(12,565)	(212,534)

Class I
Proceeds from shares issued	29,016	62,699	165,566	580,681
Distributions reinvested	14,007	19,591	19,914	19,546
Cost of shares redeemed	(26,791)	(69,908)	(69,834)	(118,479)

Change in net assets resulting from Class I capital transactions	16,232	12,382	115,646	481,748

Class R6
Proceeds from shares issued	4,532	78,494	1,051	34,441
Distributions reinvested	5,818	4,744	1,269	1,491
Cost of shares redeemed	(5,076)	(28,487)	(2,797)	(4,090)

Change in net assets resulting from Class R6 capital transactions	5,274	54,751	(477)	31,842

Total change in net assets resulting from capital transactions	$334,001	$498,681	$334,773	$930,907

SHARE TRANSACTIONS:
Class A
Issued	28,476	65,521	28,942	80,439
Reinvested	10,892	15,046	7,086	7,973
Redeemed	(20,798)	(46,417)	(19,359)	(41,273)

Change in Class A Shares	18,570	34,150	16,669	47,139

Class C
Issued	3,121	6,752	5,489	13,974
Reinvested	1,276	1,964	1,533	1,943
Redeemed	(4,746)	(16,434)	(7,902)	(32,126)

Change in Class C Shares	(349)	(7,718)	(880)	(16,209)

Class I
Issued	1,675	3,860	11,861	43,349
Reinvested	820	1,222	1,430	1,447
Redeemed	(1,552)	(4,335)	(4,955)	(8,697)

Change in Class I Shares	943	747	8,336	36,099

Class R6
Issued	264	4,807	75	2,605
Reinvested	340	295	91	110
Redeemed	(296)	(1,788)	(199)	(301)

Change in Class R6 Shares	308	3,314	(33)	2,414

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN INVESTOR FUNDS	19

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Investor Growth Fund		JPMorgan Investor Growth & Income Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$412,291	$830,655	$392,022	$751,860
Distributions reinvested	161,813	190,218	145,970	206,828
Cost of shares redeemed	(267,149)	(577,179)	(253,714)	(530,707)

Change in net assets resulting from Class A capital transactions	306,955	443,694	284,278	427,981

Class C
Proceeds from shares issued	16,990	35,253	13,847	25,444
Distributions reinvested	9,013	11,871	7,028	12,228
Cost of shares redeemed	(20,700)	(68,282)	(27,732)	(78,939)

Change in net assets resulting from Class C capital transactions	5,303	(21,158)	(6,857)	(41,267)

Class I
Proceeds from shares issued	59,072	108,448	35,054	78,317
Distributions reinvested	24,321	29,065	11,939	16,763
Cost of shares redeemed	(43,186)	(80,107)	(27,519)	(38,629)

Change in net assets resulting from Class I capital transactions	40,207	57,406	19,474	56,451

Class R6
Proceeds from shares issued	4,680	14,495	620	8,613
Distributions reinvested	1,298	1,425	1,460	2,143
Cost of shares redeemed	(3,290)	(7,731)	(1,734)	(5,574)

Change in net assets resulting from Class R6 capital transactions	2,688	8,189	346	5,182

Total change in net assets resulting from capital transactions	$355,153	$488,131	$297,241	$448,347

SHARE TRANSACTIONS:
Class A
Issued	16,072	36,092	19,242	40,098
Reinvested	6,345	8,516	7,230	11,282
Redeemed	(10,405)	(25,341)	(12,457)	(28,499)

Change in Class A Shares	12,012	19,267	14,015	22,881

Class C
Issued	728	1,667	707	1,398
Reinvested	390	582	361	693
Redeemed	(887)	(3,334)	(1,411)	(4,447)

Change in Class C Shares	231	(1,085)	(343)	(2,356)

Class I
Issued	2,252	4,534	1,762	4,231
Reinvested	928	1,265	604	932
Redeemed	(1,638)	(3,432)	(1,374)	(2,119)

Change in Class I Shares	1,542	2,367	992	3,044

Class R6
Issued	177	606	31	462
Reinvested	49	62	74	119
Redeemed	(125)	(318)	(88)	(306)

Change in Class R6 Shares	101	350	17	275

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN INVESTOR FUNDS	DECEMBER 31, 2021

THIS PAGE IS INTENTIONALLY LEFT BLANK

DECEMBER 31, 2021	J.P. MORGAN INVESTOR FUNDS	21

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Investor Balanced Fund
Class A
Six Months Ended December 31, 2021 (Unaudited)	$17.07	$0.15	$0.41	$0.56	$(0.34)	$(0.31)	$(0.65)
Year Ended June 30, 2021	14.77	0.21	3.03	3.24	(0.25)	(0.69)	(0.94)
Year Ended June 30, 2020	15.00	0.27	0.46	0.73	(0.27)	(0.69)	(0.96)
Year Ended June 30, 2019	15.30	0.29	0.46	0.75	(0.37)	(0.68)	(1.05)
Year Ended June 30, 2018	15.37	0.24	0.72	0.96	(0.29)	(0.74)	(1.03)
Year Ended June 30, 2017	14.33	0.23	1.33	1.56	(0.24)	(0.28)	(0.52)

Class C
Six Months Ended December 31, 2021 (Unaudited)	16.75	0.10	0.40	0.50	(0.29)	(0.31)	(0.60)
Year Ended June 30, 2021	14.51	0.12	2.98	3.10	(0.17)	(0.69)	(0.86)
Year Ended June 30, 2020	14.74	0.19	0.46	0.65	(0.19)	(0.69)	(0.88)
Year Ended June 30, 2019	15.06	0.21	0.44	0.65	(0.29)	(0.68)	(0.97)
Year Ended June 30, 2018	15.14	0.14	0.73	0.87	(0.21)	(0.74)	(0.95)
Year Ended June 30, 2017	14.13	0.14	1.30	1.44	(0.15)	(0.28)	(0.43)

Class I
Six Months Ended December 31, 2021 (Unaudited)	17.11	0.17	0.41	0.58	(0.36)	(0.31)	(0.67)
Year Ended June 30, 2021	14.80	0.25	3.04	3.29	(0.29)	(0.69)	(0.98)
Year Ended June 30, 2020	15.02	0.29	0.48	0.77	(0.30)	(0.69)	(0.99)
Year Ended June 30, 2019	15.33	0.33	0.45	0.78	(0.41)	(0.68)	(1.09)
Year Ended June 30, 2018	15.39	0.28	0.73	1.01	(0.33)	(0.74)	(1.07)
Year Ended June 30, 2017	14.35	0.27	1.33	1.60	(0.28)	(0.28)	(0.56)

Class R6
Six Months Ended December 31, 2021 (Unaudited)	17.10	0.19	0.41	0.60	(0.38)	(0.31)	(0.69)
Year Ended June 30, 2021	14.79	0.27	3.06	3.33	(0.33)	(0.69)	(1.02)
Year Ended June 30, 2020	15.02	0.34	0.46	0.80	(0.34)	(0.69)	(1.03)
Year Ended June 30, 2019	15.32	0.36	0.45	0.81	(0.43)	(0.68)	(1.11)
July 31, 2017 (h) through June 30, 2018	15.63	0.29	0.50	0.79	(0.36)	(0.74)	(1.10)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Does not include expenses of Underlying Funds.
(g)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN INVESTOR FUNDS	DECEMBER 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (d)(e)	Net assets, end of period (000’s)	Net expenses (f)(g)	Net investment income (loss) (b)	Expenses without waivers, reimbursements and earnings credits (f)	Portfolio turnover rate (d)

$16.98	3.26%	$5,079,270	0.57%	1.73%	0.57%	1%
17.07	22.40	4,788,045	0.56	1.28	0.57	6
14.77	4.97	3,638,623	0.54	1.85	0.57	26
15.00	5.52	3,458,135	0.52	1.98	0.60	12
15.30	6.30	3,436,111	0.52	1.54	0.63	9
15.37	11.09	3,430,816	0.52	1.55	0.65	4

16.65	3.00	610,315	1.07	1.18	1.07	1
16.75	21.78	619,700	1.07	0.75	1.07	6
14.51	4.48	648,738	1.07	1.31	1.07	26
14.74	4.89	758,346	1.08	1.42	1.10	12
15.06	5.71	791,718	1.09	0.89	1.13	9
15.14	10.40	1,071,522	1.09	0.97	1.15	4

17.02	3.38	377,959	0.32	1.97	0.32	1
17.11	22.72	363,694	0.31	1.54	0.32	6
14.80	5.26	303,555	0.29	1.98	0.32	26
15.02	5.71	478,250	0.27	2.24	0.35	12
15.33	6.62	471,153	0.27	1.76	0.37	9
15.39	11.36	469,758	0.27	1.80	0.38	4

17.01	3.51	146,031	0.07	2.20	0.07	1
17.10	23.03	141,480	0.07	1.69	0.07	6
14.79	5.46	73,386	0.06	2.27	0.07	26
15.02	5.96	86,510	0.09	2.40	0.10	12
15.32	5.07	85,614	0.12	2.03	0.12	9

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN INVESTOR FUNDS	23

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Investor Conservative Growth Fund
Class A
Six Months Ended December 31, 2021 (Unaudited)	$13.90	$0.12	$0.14	$0.26	$(0.21)	$(0.18)	$(0.39)
Year Ended June 30, 2021	12.63	0.20	1.56	1.76	(0.23)	(0.26)	(0.49)
Year Ended June 30, 2020	12.58	0.26	0.37	0.63	(0.26)	(0.32)	(0.58)
Year Ended June 30, 2019	12.61	0.28	0.41	0.69	(0.32)	(0.40)	(0.72)
Year Ended June 30, 2018	12.80	0.24	0.24	0.48	(0.26)	(0.41)	(0.67)
Year Ended June 30, 2017	12.36	0.23	0.61	0.84	(0.23)	(0.17)	(0.40)

Class C
Six Months Ended December 31, 2021 (Unaudited)	13.83	0.08	0.14	0.22	(0.18)	(0.18)	(0.36)
Year Ended June 30, 2021	12.57	0.13	1.55	1.68	(0.16)	(0.26)	(0.42)
Year Ended June 30, 2020	12.52	0.19	0.37	0.56	(0.19)	(0.32)	(0.51)
Year Ended June 30, 2019	12.55	0.21	0.41	0.62	(0.25)	(0.40)	(0.65)
Year Ended June 30, 2018	12.75	0.16	0.24	0.40	(0.19)	(0.41)	(0.60)
Year Ended June 30, 2017	12.30	0.15	0.62	0.77	(0.15)	(0.17)	(0.32)

Class I
Six Months Ended December 31, 2021 (Unaudited)	13.99	0.14	0.14	0.28	(0.23)	(0.18)	(0.41)
Year Ended June 30, 2021	12.71	0.24	1.57	1.81	(0.27)	(0.26)	(0.53)
Year Ended June 30, 2020	12.66	0.29	0.37	0.66	(0.29)	(0.32)	(0.61)
Year Ended June 30, 2019	12.69	0.31	0.41	0.72	(0.35)	(0.40)	(0.75)
Year Ended June 30, 2018	12.87	0.27	0.25	0.52	(0.29)	(0.41)	(0.70)
Year Ended June 30, 2017	12.42	0.26	0.62	0.88	(0.26)	(0.17)	(0.43)

Class R6
Six Months Ended December 31, 2021 (Unaudited)	13.98	0.15	0.15	0.30	(0.25)	(0.18)	(0.43)
Year Ended June 30, 2021	12.70	0.27	1.57	1.84	(0.30)	(0.26)	(0.56)
Year Ended June 30, 2020	12.65	0.37	0.32	0.69	(0.32)	(0.32)	(0.64)
Year Ended June 30, 2019	12.68	0.35	0.38	0.73	(0.36)	(0.40)	(0.76)
July 31, 2017 (h) through June 30, 2018	13.00	0.24	0.14	0.38	(0.29)	(0.41)	(0.70)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Does not include expenses of Underlying Funds.
(g)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN INVESTOR FUNDS	DECEMBER 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (d)(e)	Net assets, end of period (000’s)	Net expenses (f)(g)	Net investment income (loss) (b)	Expenses without waivers, reimbursements and earnings credits (f)	Portfolio turnover rate (d)

$13.77	1.90%	$3,525,428	0.57%	1.70%	0.57%	2%
13.90	14.14	3,327,682	0.56	1.49	0.57	3
12.63	5.13	2,428,688	0.54	2.08	0.57	21
12.58	5.80	2,170,888	0.52	2.25	0.60	10
12.61	3.76	2,173,957	0.52	1.85	0.64	6
12.80	6.92	2,081,812	0.52	1.80	0.65	6

13.69	1.58	820,040	1.07	1.17	1.07	2
13.83	13.54	840,217	1.07	0.96	1.07	3
12.57	4.60	967,282	1.07	1.54	1.07	21
12.52	5.24	1,113,797	1.08	1.69	1.10	10
12.55	3.09	1,188,675	1.10	1.21	1.13	6
12.75	6.40	1,573,159	1.10	1.22	1.15	6

13.86	2.02	758,554	0.32	1.97	0.32	2
13.99	14.41	649,055	0.31	1.79	0.32	3
12.71	5.35	130,768	0.29	2.32	0.33	21
12.66	6.03	138,655	0.27	2.51	0.36	10
12.69	4.08	136,915	0.27	2.09	0.39	6
12.87	7.22	135,687	0.27	2.05	0.40	6

13.85	2.15	41,564	0.07	2.17	0.07	2
13.98	14.70	42,417	0.07	2.02	0.07	3
12.70	5.57	7,862	0.08	2.91	0.09	21
12.65	6.19	996	0.12	2.78	0.12	10
12.68	2.95	175	0.14	2.09	0.15	6

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN INVESTOR FUNDS	25

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Investor Growth Fund
Class A
Six Months Ended December 31, 2021 (Unaudited)	$25.19	$0.21	$1.11	$1.32	$(0.65)	$(0.47)	$(1.12)
Year Ended June 30, 2021	19.50	0.16	7.08	7.24	(0.22)	(1.33)	(1.55)
Year Ended June 30, 2020	20.15	0.24	0.73	0.97	(0.23)	(1.39)	(1.62)
Year Ended June 30, 2019	20.80	0.27	0.55	0.82	(0.46)	(1.01)	(1.47)
Year Ended June 30, 2018	20.38	0.19	2.04	2.23	(0.37)	(1.44)	(1.81)
Year Ended June 30, 2017	18.04	0.18	3.19	3.37	(0.19)	(0.84)	(1.03)

Class C
Six Months Ended December 31, 2021 (Unaudited)	22.94	0.12	1.02	1.14	(0.61)	(0.47)	(1.08)
Year Ended June 30, 2021	17.92	0.03	6.49	6.52	(0.17)	(1.33)	(1.50)
Year Ended June 30, 2020	18.67	0.12	0.68	0.80	(0.16)	(1.39)	(1.55)
Year Ended June 30, 2019	19.43	0.14	0.51	0.65	(0.40)	(1.01)	(1.41)
Year Ended June 30, 2018	19.20	0.04	1.95	1.99	(0.32)	(1.44)	(1.76)
Year Ended June 30, 2017	17.10	0.06	3.01	3.07	(0.13)	(0.84)	(0.97)

Class I
Six Months Ended December 31, 2021 (Unaudited)	25.87	0.24	1.16	1.40	(0.68)	(0.47)	(1.15)
Year Ended June 30, 2021	19.99	0.22	7.26	7.48	(0.27)	(1.33)	(1.60)
Year Ended June 30, 2020	20.62	0.28	0.76	1.04	(0.28)	(1.39)	(1.67)
Year Ended June 30, 2019	21.24	0.32	0.58	0.90	(0.51)	(1.01)	(1.52)
Year Ended June 30, 2018	20.77	0.24	2.09	2.33	(0.42)	(1.44)	(1.86)
Year Ended June 30, 2017	18.37	0.23	3.25	3.48	(0.24)	(0.84)	(1.08)

Class R6
Six Months Ended December 31, 2021 (Unaudited)	25.86	0.28	1.15	1.43	(0.71)	(0.47)	(1.18)
Year Ended June 30, 2021	19.98	0.28	7.25	7.53	(0.32)	(1.33)	(1.65)
Year Ended June 30, 2020	20.61	0.33	0.75	1.08	(0.32)	(1.39)	(1.71)
Year Ended June 30, 2019	21.23	0.36	0.57	0.93	(0.54)	(1.01)	(1.55)
July 31, 2017 (i) through June 30, 2018	21.25	0.29	1.58	1.87	(0.45)	(1.44)	(1.89)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Does not include expenses of Underlying Funds.
(g)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(h)	Amount rounds to less than 1%.
(i)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN INVESTOR FUNDS	DECEMBER 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (d)(e)	Net assets, end of period (000’s)	Net expenses (f)(g)	Net investment income (loss) (b)	Expenses without waivers, reimbursements and earnings credits (f)	Portfolio turnover rate (d)

$25.39	5.25%	$3,828,697	0.55%	1.62%	0.58%	—	%(h)
25.19	38.24	3,494,958	0.55	0.70	0.59	2
19.50	4.69	2,330,222	0.54	1.23	0.59	21
20.15	4.89	2,129,765	0.52	1.33	0.62	7
20.80	11.02	2,048,525	0.52	0.88	0.67	11
20.38	19.19	1,937,119	0.52	0.93	0.70	8

23.00	5.00	199,705	1.08	1.04	1.08	—	(h)
22.94	37.52	193,877	1.08	0.15	1.08	2
17.92	4.09	170,927	1.08	0.67	1.09	21
18.67	4.31	191,971	1.09	0.77	1.12	7
19.43	10.41	205,740	1.10	0.20	1.16	11
19.20	18.47	274,389	1.09	0.35	1.19	8

26.12	5.42	592,576	0.32	1.83	0.32	—	(h)
25.87	38.55	547,092	0.31	0.94	0.32	2
19.99	4.92	375,434	0.29	1.41	0.33	21
20.62	5.18	454,039	0.27	1.59	0.36	7
21.24	11.33	439,498	0.27	1.11	0.39	11
20.77	19.46	346,558	0.27	1.17	0.39	8

26.11	5.55	29,766	0.09	2.10	0.09	—	(h)
25.86	38.86	26,868	0.09	1.17	0.09	2
19.98	5.13	13,768	0.10	1.67	0.10	21
20.61	5.35	10,299	0.11	1.77	0.12	7
21.23	8.90	8,073	0.14	1.45	0.27	11

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN INVESTOR FUNDS	27

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Investor Growth & Income Fund
Class A
Six Months Ended December 31, 2021 (Unaudited)	$20.06	$0.17	$0.68	$0.85	$(0.44)	$(0.35)	$(0.79)
Year Ended June 30, 2021	16.59	0.19	4.57	4.76	(0.24)	(1.05)	(1.29)
Year Ended June 30, 2020	16.94	0.26	0.61	0.87	(0.25)	(0.97)	(1.22)
Year Ended June 30, 2019	17.41	0.28	0.52	0.80	(0.40)	(0.87)	(1.27)
Year Ended June 30, 2018	17.37	0.22	1.27	1.49	(0.33)	(1.12)	(1.45)
Year Ended June 30, 2017	15.79	0.22	2.07	2.29	(0.23)	(0.48)	(0.71)

Class C
Six Months Ended December 31, 2021 (Unaudited)	19.34	0.10	0.66	0.76	(0.38)	(0.35)	(0.73)
Year Ended June 30, 2021	16.04	0.09	4.40	4.49	(0.14)	(1.05)	(1.19)
Year Ended June 30, 2020	16.41	0.16	0.61	0.77	(0.17)	(0.97)	(1.14)
Year Ended June 30, 2019	16.92	0.18	0.49	0.67	(0.31)	(0.87)	(1.18)
Year Ended June 30, 2018	16.91	0.10	1.26	1.36	(0.23)	(1.12)	(1.35)
Year Ended June 30, 2017	15.39	0.12	2.01	2.13	(0.13)	(0.48)	(0.61)

Class I
Six Months Ended December 31, 2021 (Unaudited)	19.65	0.19	0.67	0.86	(0.46)	(0.35)	(0.81)
Year Ended June 30, 2021	16.28	0.23	4.47	4.70	(0.28)	(1.05)	(1.33)
Year Ended June 30, 2020	16.64	0.29	0.61	0.90	(0.29)	(0.97)	(1.26)
Year Ended June 30, 2019	17.14	0.32	0.50	0.82	(0.45)	(0.87)	(1.32)
Year Ended June 30, 2018	17.11	0.26	1.26	1.52	(0.37)	(1.12)	(1.49)
Year Ended June 30, 2017	15.57	0.25	2.04	2.29	(0.27)	(0.48)	(0.75)

Class R6
Six Months Ended December 31, 2021 (Unaudited)	19.65	0.21	0.68	0.89	(0.49)	(0.35)	(0.84)
Year Ended June 30, 2021	16.27	0.28	4.47	4.75	(0.32)	(1.05)	(1.37)
Year Ended June 30, 2020	16.64	0.33	0.60	0.93	(0.33)	(0.97)	(1.30)
Year Ended June 30, 2019	17.13	0.26	0.59	0.85	(0.47)	(0.87)	(1.34)
July 31, 2017 (h) through June 30, 2018	17.44	0.22	0.99	1.21	(0.40)	(1.12)	(1.52)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Does not include expenses of Underlying Funds.
(g)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN INVESTOR FUNDS	DECEMBER 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (d)(e)	Net assets, end of period (000’s)	Net expenses (f)(g)	Net investment income (loss) (b)	Expenses without waivers, reimbursements and earnings credits (f)	Portfolio turnover rate (d)

$20.12	4.22%	$3,887,937	0.55%	1.63%	0.58%	1%
20.06	29.49	3,595,109	0.55	1.03	0.58	4
16.59	5.14	2,593,685	0.54	1.55	0.58	27
16.94	5.45	2,430,409	0.52	1.67	0.61	12
17.41	8.67	2,386,397	0.52	1.25	0.66	11
17.37	14.82	2,348,659	0.52	1.30	0.67	7

19.37	3.95	192,933	1.07	1.04	1.07	1
19.34	28.77	199,275	1.07	0.49	1.07	4
16.04	4.62	203,007	1.07	1.00	1.08	27
16.41	4.78	237,376	1.09	1.11	1.11	12
16.92	8.10	260,085	1.10	0.57	1.14	11
16.91	14.17	385,447	1.10	0.73	1.17	7

19.70	4.38	334,228	0.32	1.84	0.32	1
19.65	29.74	313,988	0.31	1.25	0.32	4
16.28	5.45	210,480	0.29	1.79	0.33	27
16.64	5.62	224,050	0.27	1.93	0.36	12
17.14	9.02	242,612	0.27	1.49	0.39	11
17.11	15.07	238,466	0.27	1.53	0.39	7

19.70	4.52	36,578	0.07	2.09	0.07	1
19.65	30.11	36,164	0.07	1.50	0.07	4
16.27	5.62	25,466	0.06	2.02	0.07	27
16.64	5.85	13,949	0.08	1.60	0.09	12
17.13	7.04	619	0.13	1.42	0.14	11

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN INVESTOR FUNDS	29

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 (Unaudited)

(Dollar values in thousands)

1. Organization

JPMorgan Trust II (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 4 separate funds of the Trust (each, a “Fund” and collectively, the “Funds”) covered by this report:

	Classes Offered	Diversification Classification
JPMorgan Investor Balanced Fund	Class A, Class C, Class I and Class R6	Diversified
JPMorgan Investor Conservative Growth Fund	Class A, Class C, Class I and Class R6	Diversified
JPMorgan Investor Growth Fund	Class A, Class C, Class I and Class R6	Diversified
JPMorgan Investor Growth & Income Fund	Class A, Class C, Class I and Class R6	Diversified

The investment objective of JPMorgan Investor Balanced Fund (“Investor Balanced Fund”) is to seek high total return consistent with the preservation of capital by investing primarily in a diversified group of mutual funds within the same group of investment companies that invest primarily in equity and fixed income securities.

The investment objective of JPMorgan Investor Conservative Growth Fund (“Investor Conservative Growth Fund”) is to seek income and capital appreciation by investing primarily in a diversified group of mutual funds within the same group of investment companies that invest primarily in fixed income and equity securities.

The investment objective of JPMorgan Investor Growth Fund (“Investor Growth Fund”) is to seek long-term capital appreciation by investing primarily in a diversified group of mutual funds within the same group of investment companies that invest primarily in equity securities.

The investment objective of JPMorgan Investor Growth & Income Fund (“Investor Growth & Income Fund”) is to seek long-term capital appreciation and growth of income by investing primarily in a diversified group of mutual funds within the same group of investment companies that invest primarily in equity securities.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class I and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus. Effective October 1, 2020, Class C Shares automatically convert to Class A Shares after eight years. Prior to October 1, 2020, Class C Shares automatically converted to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds’ valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values (“NAV”) per share as of the report date.

30	J.P. MORGAN INVESTOR FUNDS	DECEMBER 31, 2021

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):

Investor Balanced Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,224,342	$—	$—	$6,224,342

(a)	Please refer to the SOI for specifics of portfolio holdings.

Investor Conservative Growth Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,170,353	$—	$—	$5,170,353

(a)	Please refer to the SOI’s for specifics of portfolio holdings.

Investor Growth Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,655,988	$—	$—	$4,655,988

(a)	Please refer to the SOI’s for specifics of portfolio holdings.

Investor Growth & Income Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,454,519	$—	$—	$4,454,519

(a)	Please refer to the SOI’s for specifics of portfolio holdings.

DECEMBER 31, 2021	J.P. MORGAN INVESTOR FUNDS	31

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

B. Investment Transactions with Affiliates — The Funds invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.

Investor Balanced Fund

	For the six months ended December 31, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2021	Shares at December 31, 2021	Dividend Income	Capital Gain Distributions
	$1,128,677	$84,737	$—	$—	$(21,781)	$1,191,633	100,730	$12,486	$8,813
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	503,785	50,905	—	—	(9,548)	545,142	64,667	6,784	3,769
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	55,446	1,255	—	—	(2,501)	54,200	7,039	1,255	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	149,181	15,378	—	—	(24,491)	140,068	3,683	897	4,174
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	105,446	10,020	—	—	(15,910)	99,556	5,196	2,650	2,529
JPMorgan Equity Income Fund Class R6 Shares (a)	184,505	5,359	—	—	9,044	198,908	8,336	1,796	3,563
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	102,184	2,542	—	—	1,133	105,859	3,348	2,542	—
JPMorgan High Yield Fund Class R6 Shares (a)	154,632	3,697	—	—	(1,483)	156,846	21,604	3,697	—
JPMorgan Income Fund Class R6 Shares (a)	268,098	21,841	—	—	(4,817)	285,122	30,364	5,218	—
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	67,405	844	6,200	207	545	62,801	5,714	844	—
JPMorgan International Equity Fund Class R6 Shares (a)	91,169	6,241	—	—	(1,889)	95,521	4,557	2,047	4,193
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	351,769	14,456	—	—	(2,557)	363,668	17,680	14,456	—
JPMorgan Large Cap Growth Fund Class R6 Shares* (a)	306,788	41,564	—	—	(14,601)	333,751	5,147	—	41,565
JPMorgan Large Cap Value Fund Class R6 Shares (a)	183,431	19,768	—	—	(10,409)	192,790	10,147	1,425	12,998
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	232,193	1,282	—	—	(1,832)	231,643	22,958	1,282	—
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	221,200	26,759	—	—	(11,526)	236,433	19,412	2,593	22,383
JPMorgan Mid Cap Growth Fund Class R6 Shares* (a)	60,530	13,249	—	—	(4,051)	69,728	1,295	—	5,526
JPMorgan Realty Income Fund Class R6 Shares (a)	120,338	9,305	27,948	6,215	4,008	111,918	6,530	669	7,447
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	107,582	22,369	—	—	(1,766)	128,185	13,201	992	310
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	28,605	6,836	—	—	(3,739)	31,702	471	113	4,915
JPMorgan Small Cap Value Fund Class R6 Shares (a)	56,732	13,812	—	—	(6,891)	63,653	2,081	306	8,684
JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	73,650	266	12,400	(404)	292	61,404	5,326	266	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	517,096	53,743	15,462	7,478	6,536	569,391	25,660	1,998	51,746
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	198,466	40,082	3,103	768	(14,526)	221,687	3,246	898	39,183
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	136,209	137,263	151,340	—	—	122,132	122,132	18	—

32	J.P. MORGAN INVESTOR FUNDS	DECEMBER 31, 2021

Investor Balanced Fund (continued)
	For the six months ended December 31, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2021	Shares at December 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	$269,929	$33,215	$6,179	$1,711	$(2,251)	$296,425	8,097	$1,568	$31,647
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	41,268	603	—	—	(616)	41,255	4,146	603	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	196,041	31,927	—	—	(15,047)	212,921	5,344	2,635	24,497

Total	$5,912,355	$669,318	$222,632	$15,975	$(150,674)	$6,224,342		$70,038	$277,942

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2021.
*	Non-income producing security.

Investor Conservative Growth Fund

	For the six months ended December 31, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2021	Shares at December 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$1,359,669	$131,211	$—	$—	$(26,440)	$1,464,440	123,790	$15,110	$10,649
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	551,771	58,347	—	—	(10,192)	599,926	71,166	7,333	4,044
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	47,776	1,082	—	—	(2,155)	46,703	6,065	1,081	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	89,302	9,018	—	—	(14,696)	83,624	2,199	539	2,507
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	64,351	9,654	—	—	(9,705)	64,300	3,356	1,634	1,553
JPMorgan Equity Income Fund Class R6 Shares (a)	117,151	3,348	2,514	282	5,483	123,750	5,186	1,131	2,217
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	36,326	903	—	—	403	37,632	1,190	904	—
JPMorgan Government Bond Fund Class R6 Shares (a)	46,731	5,359	—	—	(629)	51,461	4,734	418	—
JPMorgan High Yield Fund Class R6 Shares (a)	130,480	3,120	—	—	(1,251)	132,349	18,230	3,119	—
JPMorgan Income Fund Class R6 Shares (a)	276,066	27,804	—	—	(4,952)	298,918	31,834	5,360	—
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	74,982	923	11,500	366	480	65,251	5,937	923	—
JPMorgan International Equity Fund Class R6 Shares (a)	36,502	2,498	—	—	(756)	38,244	1,825	820	1,679
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	202,058	8,304	—	—	(1,469)	208,893	10,155	8,304	—
JPMorgan Large Cap Growth Fund Class R6 Shares* (a)	137,885	18,375	2,514	449	(6,650)	147,545	2,276	—	18,375
JPMorgan Large Cap Value Fund Class R6 Shares (a)	62,174	12,865	—	—	(3,400)	71,639	3,770	485	4,450
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	386,602	2,135	—	—	(3,050)	385,687	38,225	2,135	—
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	81,023	9,072	—	—	(4,212)	85,883	7,051	942	8,130

DECEMBER 31, 2021	J.P. MORGAN INVESTOR FUNDS	33

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Investor Conservative Growth Fund (continued)
	For the six months ended December 31, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2021	Shares at December 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Mid Cap Growth Fund Class R6 Shares* (a)	$53,455	$17,173	$—	$—	$(3,509)	$67,119	1,246	$—	$4,797
JPMorgan Realty Income Fund Class R6 Shares (a)	108,652	6,748	31,882	7,561	1,735	92,814	5,415	572	6,176
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	120,554	14,801	—	—	(1,786)	133,569	13,756	1,031	312
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	21,086	5,788	—	—	(2,847)	24,027	357	86	3,725
JPMorgan Small Cap Value Fund Class R6 Shares (a)	36,636	8,182	—	—	(4,378)	40,440	1,322	194	5,517
JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	80,067	295	4,600	(134)	1	75,629	6,559	295	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	225,007	22,929	11,553	2,753	3,703	242,839	10,944	860	22,069
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	116,904	23,299	3,519	844	(8,662)	128,866	1,887	522	22,777
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	113,834	231,201	190,899	—	—	154,136	154,136	15	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	117,176	16,900	5,024	658	(713)	128,997	3,524	682	13,772
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	44,356	648	—	—	(662)	44,342	4,456	648	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	121,387	19,070	—	—	(9,127)	131,330	3,296	1,612	14,992

Total	$4,859,963	$671,052	$264,005	$12,779	$(109,436)	$5,170,353		$56,755	$147,741

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2021.
*	Non-income producing security.

Investor Growth Fund

	For the six months ended December 31, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2021	Shares at December 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$286,742	$28,700	$—	$—	$(5,661)	$309,781	26,186	$3,229	$2,291
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	35,044	3,481	—	—	(626)	37,899	4,496	463	262
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	17,909	405	—	—	(808)	17,506	2,274	405	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	126,383	24,923	—	—	(21,999)	129,307	3,400	825	3,837
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	101,406	21,726	—	—	(16,287)	106,845	5,576	2,813	2,682
JPMorgan Equity Income Fund Class R6 Shares (a)	136,682	13,836	—	—	7,162	157,680	6,609	1,408	2,825
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	118,666	7,857	—	—	1,479	128,002	4,048	2,952	—
JPMorgan High Yield Fund Class R6 Shares (a)	58,084	1,389	—	—	(557)	58,916	8,115	1,389	—
JPMorgan Income Fund Class R6 Shares (a)	17,684	1,262	—	—	(316)	18,630	1,984	343	—
JPMorgan International Equity Fund Class R6 Shares (a)	174,176	20,097	—	—	(3,673)	190,600	9,094	4,036	8,267

34	J.P. MORGAN INVESTOR FUNDS	DECEMBER 31, 2021

Investor Growth Fund (continued)
	For the six months ended December 31, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2021	Shares at December 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan International Focus Fund Class R6 Shares (a)	$127,367	$8,983	$—	$—	$(1,773)	$134,577	4,928	$2,559	$—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	327,933	29,528	—	—	(2,300)	355,161	17,266	13,864	—
JPMorgan Large Cap Growth Fund Class R6 Shares* (a)	467,865	63,389	—	—	(22,268)	508,986	7,850	—	63,389
JPMorgan Large Cap Value Fund Class R6 Shares (a)	426,327	44,381	—	—	(24,028)	446,680	23,509	3,347	30,114
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	235,346	26,353	—	—	(12,236)	249,463	20,481	2,736	23,616
JPMorgan Mid Cap Growth Fund Class R6 Shares* (a)	73,142	13,567	—	—	(4,985)	81,724	1,518	—	6,477
JPMorgan Realty Income Fund Class R6 Shares (a)	50,919	3,991	4,092	973	3,378	55,169	3,219	320	3,671
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	19,863	3,288	—	—	(2,420)	20,731	308	74	3,214
JPMorgan Small Cap Value Fund Class R6 Shares (a)	104,559	15,270	—	—	(11,707)	108,122	3,535	520	14,750
JPMorgan U.S. Equity Fund Class R6 Shares (a)	592,506	63,247	—	—	14,639	670,392	30,211	2,323	60,925
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	218,557	44,766	—	—	(15,728)	247,595	3,625	1,003	43,763
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	77,533	164,703	142,465	—	—	99,771	99,771	12	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	318,872	42,466	—	—	(1,329)	360,009	9,834	1,881	38,435
JPMorgan Value Advantage Fund Class R6 Shares (a)	148,266	25,574	—	—	(11,398)	162,442	4,077	2,010	18,690

Total	$4,261,831	$673,182	$146,557	$973	$(133,441)	$4,655,988		$48,512	$327,208

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2021.
*	Non-income producing security.

Investor Growth & Income Fund

	For the six months ended December 31, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2021	Shares at December 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$559,233	$62,653	$—	$—	$(11,123)	$610,763	51,628	$6,310	$4,498
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	201,508	25,908	—	—	(3,887)	223,529	26,516	2,751	1,542
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	19,335	438	—	—	(872)	18,901	2,455	438	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	106,916	15,248	—	—	(17,815)	104,349	2,744	656	3,050
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	84,781	11,916	—	—	(13,006)	83,691	4,368	2,182	2,079
JPMorgan Equity Income Fund Class R6 Shares (a)	139,527	6,236	—	—	6,882	152,645	6,398	1,372	2,735
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	86,231	4,301	—	—	1,028	91,560	2,896	2,145	—

DECEMBER 31, 2021	J.P. MORGAN INVESTOR FUNDS	35

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Investor Growth & Income Fund (continued)
	For the six months ended December 31, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2021	Shares at December 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan High Yield Fund Class R6 Shares (a)	$104,504	$2,498	$—	$—	$(1,002)	$106,000	14,601	$2,498	$—
JPMorgan Income Fund Class R6 Shares (a)	136,880	27,310	—	—	(2,573)	161,617	17,212	2,778	—
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	36,192	360	32,300	2,257	(1,808)	4,701	428	361	—
JPMorgan International Equity Fund Class R6 Shares (a)	93,602	12,124	—	—	(1,922)	103,804	4,952	2,168	4,441
JPMorgan International Focus Fund Class R6 Shares (a)	58,068	1,110	—	—	(813)	58,365	2,137	1,110	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	243,911	27,749	—	—	(1,737)	269,923	13,122	10,484	—
JPMorgan Large Cap Growth Fund Class R6 Shares* (a)	384,715	52,123	—	—	(18,310)	418,528	6,455	—	52,123
JPMorgan Large Cap Value Fund Class R6 Shares (a)	248,789	27,281	—	—	(14,088)	261,982	13,789	1,958	17,662
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	57,752	319	—	—	(456)	57,615	5,710	319	—
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	176,949	19,814	—	—	(9,200)	187,563	15,399	2,057	17,756
JPMorgan Mid Cap Growth Fund Class R6 Shares* (a)	56,297	4,555	—	—	(3,377)	57,475	1,067	—	4,555
JPMorgan Realty Income Fund Class R6 Shares (a)	57,950	6,484	8,427	2,000	2,881	60,888	3,552	353	4,052
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	59,701	11,718	—	—	(948)	70,471	7,258	540	169
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	18,907	3,130	—	—	(2,304)	19,733	293	70	3,059
JPMorgan Small Cap Value Fund Class R6 Shares (a)	83,333	12,170	—	—	(9,330)	86,173	2,817	414	11,756
JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	24,674	90	2,899	(105)	65	21,825	1,893	90	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	462,466	49,367	—	—	11,426	523,259	23,581	1,813	47,553
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	124,584	25,517	—	—	(8,965)	141,136	2,066	572	24,946
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	97,632	143,963	151,639	—	—	89,956	89,956	13	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	267,886	35,995	—	—	(1,120)	302,761	8,270	1,581	32,324
JPMorgan Value Advantage Fund Class R6 Shares (a)	149,502	27,470	—	—	(11,666)	165,306	4,149	2,046	19,019

Total	$4,141,825	$617,847	$195,265	$4,152	$(114,040)	$4,454,519		$47,079	$253,319

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2021.
*	Non-income producing security.

C. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Distributions of net investment income and realized capital gains from the Underlying Funds are recorded on the ex-dividend date.

D. Allocation of Income and Expenses — Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and

36	J.P. MORGAN INVESTOR FUNDS	DECEMBER 31, 2021

expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended December 31, 2021 are as follows:

	Class A	Class C	Class I	Class R6		Total
Investor Balanced Fund
Transfer agency fees	$146	$10	$7	$2		$165
Investor Conservative Growth Fund
Transfer agency fees	79	9	11	—	(a)	99
Investor Growth Fund
Transfer agency fees	239	11	13	3		266
Investor Growth & Income Fund
Transfer agency fees	184	6	7	—	(a)	197

(a)	Amount rounds to less than one thousand.

The Funds invested in Underlying Funds and, as a result, bear a portion of the expenses incurred by these Underlying Funds. These expenses are not reflected in the expenses shown on the Statements of Operations and are not included in the ratios to average net assets shown in the Financial Highlights. Certain expenses of affiliated Underlying Funds are waived as described in Note 3.F.

E. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of December 31, 2021, no liability for Federal income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least quarterly, except for Investor Conservative Growth Fund, for which distributions are generally declared and paid at least monthly. Distributions are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.05% of each Fund’s respective average daily net assets.

The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. The Administrator does not receive a fee for these services.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund’s principal underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

Class A	Class C
0.25%	0.75%

DECEMBER 31, 2021	J.P. MORGAN INVESTOR FUNDS	37

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended December 31, 2021, JPMDS retained the following:

	Front-End Sales Charge	CDSC
Investor Balanced Fund	$162	$1
Investor Conservative Growth Fund	99	—	(a)
Investor Growth Fund	157	—	(a)
Investor Growth & Income Fund	100	3

(a)	Amount rounds to less than one thousand.

D. Service Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

Class A	Class C	Class I
0.25%	0.25%	0.25%

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class R6
Investor Balanced Fund	n/a	n/a	n/a	n/a
Investor Conservative Growth Fund	n/a	n/a	n/a	n/a
Investor Growth Fund	0.55%	n/a	n/a	n/a
Investor Growth & Income Fund	0.55	n/a	n/a	n/a

The expense limitation agreements were in effect for the six months ended December 31, 2021 and the contractual expense limitation percentages in the table above are in place until at least October 31, 2022.

The Underlying Funds may impose separate advisory and service fees. To avoid charging a service fee at an effective rate above 0.25% for Class A, Class C and Class I Shares, JPMDS will waive service fees with respect to the Funds in an amount equal to the weighted average pro-rata amount of service fees charged by the Underlying Funds up to 0.25% for Class A, Class C and Class I Shares. These waivers may be in addition to any waivers required to meet the Funds’ contractual expense limitations, but will not exceed the Funds’ service fees.

For the six months ended December 31, 2021, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

38	J.P. MORGAN INVESTOR FUNDS	DECEMBER 31, 2021

	Contractual Waivers
	Investment Advisory Fees		Service Fees	Total
Investor Balanced Fund	$2		$—	$2
Investor Conservative Growth Fund	—	(a)	—	—	(a)
Investor Growth Fund	—	(a)	567	567
Investor Growth & Income Fund	—	(a)	476	476

(a)	Amount rounds to less than one thousand.

Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

The amounts of these waivers resulting from investments in these money market funds for the six months ended December 31, 2021 were as follows:

Investor Balanced Fund	$26
Investor Conservative Growth Fund	22
Investor Growth Fund	17
Investor Growth & Income Fund	19

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

4. Investment Transactions

During the six months ended December 31, 2021, purchases and sales of investments (excluding short-term investments) were as follows:

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Investor Balanced Fund	$532,055	$71,292
Investor Conservative Growth Fund	439,853	73,107
Investor Growth Fund	508,479	4,089
Investor Growth & Income Fund	473,886	43,627

During the six months ended December 31, 2021, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2021 were as follows:

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Investor Balanced Fund	$4,863,522	$1,364,911	$4,091	$1,360,820
Investor Conservative Growth Fund	4,472,055	702,334	4,036	698,298
Investor Growth Fund	3,240,365	1,415,654	31	1,415,623
Investor Growth & Income Fund	3,255,876	1,200,022	1,379	1,198,643

At June 30, 2021, the Funds did not have any net capital loss carryforwards.

DECEMBER 31, 2021	J.P. MORGAN INVESTOR FUNDS	39

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

6. Borrowings

The Funds rely upon an exemptive order granted by the Securities and Exchange Commission (“SEC”) (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to the Trust and may be relied upon by the Funds because the Funds and the series of the Trust are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Funds had no borrowings outstanding from another fund during the six months ended December 31, 2021.

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 31, 2022.

The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended December 31, 2021.

The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.25%, which has decreased to 1.00% pursuant to the amendment referenced below (the “Applicable Margin”), plus the greater of the federal funds effective rate or one month London Interbank Offered Rate (“LIBOR”). The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 10, 2021, the Credit Facility has been amended and restated for a term of 364 days, unless extended, and to include a reduction of the Applicable Margin charged for borrowing under the Credit Facility from 1.25% to 1.00%.

The Funds did not utilize the Credit Facility during the six months ended December 31, 2021.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

As of December 31, 2021, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund’s outstanding shares as follows:

	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Investor Balanced Fund	1	70.2%	1	16.5%
Investor Conservative Growth Fund	1	65.3	2	25.2
Investor Growth Fund	1	52.0	1	23.2
Investor Growth & Income Fund	1	56.3	1	24.8

Significant shareholder transactions by these shareholders may impact the Funds’ performance and liquidity.

40	J.P. MORGAN INVESTOR FUNDS	DECEMBER 31, 2021

As of December 31, 2021, the Funds owned in the aggregate, shares representing more than 10% of the net assets of the following Underlying Funds:

% of Net Assets
JPMorgan Market Expansion Enhanced Index Fund	65.6%
JPMorgan U.S. GARP Equity Fund	55.0
JPMorgan Limited Duration Bond Fund	50.4
JPMorgan Europe Dynamic Fund	33.2
JPMorgan Large Cap Value Fund	31.3
JPMorgan International Research Enhanced Equity Fund	23.8
JPMorgan Small Cap Value Fund	19.2
JPMorgan U.S. Research Enhanced Equity Fund	18.2
JPMorgan Realty Income Fund	17.2
JPMorgan Emerging Markets Debt Fund	12.4
JPMorgan Inflation Managed Bond Fund	10.1

Because of the Funds’ investments in Underlying Funds, the Funds indirectly pay a portion of the expenses incurred by the Underlying Funds. As a result, the cost of investing in the Funds may be higher than the cost of investing in a mutual fund that invests directly in individual securities and financial instruments. The Funds are also subject to certain risks related to the Underlying Funds’ investments in securities and financial instruments such as fixed income securities including high yield (commonly known as “junk bonds”), asset-backed and mortgage-related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities. These securities are subject to risks specific to their structure, sector or market.

In addition, the Underlying Funds may use derivative instruments in connection with their individual investment strategies including futures contracts, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in other types of securities. Specific risks and concentrations present in the Underlying Funds are disclosed within their individual financial statements and registration statements, as appropriate.

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority (“FCA”) publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA’s consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of a Fund’s instruments or investments comprising some or all of a Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

The Funds are subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. The Funds’ operations may be interrupted as a result, which may have a significant negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The full impact of this COVID-19 pandemic, or other future epidemics/pandemics, is currently unknown.

DECEMBER 31, 2021	J.P. MORGAN INVESTOR FUNDS	41

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds (not including expenses of the Underlying Funds) and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, July 1, 2021 and continued to hold your shares at the end of the reporting period, December 31, 2021.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees, and expenses of the Underlying Funds. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Investor Balanced Fund
Class A
Actual	$1,000.00	$1,032.60	$2.92	0.57%
Hypothetical	1,000.00	1,022.33	2.91	0.57
Class C
Actual	1,000.00	1,030.00	5.47	1.07
Hypothetical	1,000.00	1,019.81	5.45	1.07
Class I
Actual	1,000.00	1,033.80	1.64	0.32
Hypothetical	1,000.00	1,023.59	1.63	0.32
Class R6
Actual	1,000.00	1,035.10	0.36	0.07
Hypothetical	1,000.00	1,024.85	0.36	0.07

JPMorgan Investor Conservative Growth Fund
Class A
Actual	1,000.00	1,019.00	2.90	0.57
Hypothetical	1,000.00	1,022.33	2.91	0.57
Class C
Actual	1,000.00	1,015.80	5.44	1.07
Hypothetical	1,000.00	1,019.81	5.45	1.07
Class I
Actual	1,000.00	1,020.20	1.63	0.32
Hypothetical	1,000.00	1,023.59	1.63	0.32
Class R6
Actual	1,000.00	1,021.50	0.36	0.07
Hypothetical	1,000.00	1,024.85	0.36	0.07

42	J.P. MORGAN INVESTOR FUNDS	DECEMBER 31, 2021

	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Investor Growth Fund
Class A
Actual	$1,000.00	$1,052.50	$2.85	0.55%
Hypothetical	1,000.00	1,022.43	2.80	0.55
Class C
Actual	1,000.00	1,050.00	5.58	1.08
Hypothetical	1,000.00	1,019.76	5.50	1.08
Class I
Actual	1,000.00	1,054.20	1.66	0.32
Hypothetical	1,000.00	1,023.59	1.63	0.32
Class R6
Actual	1,000.00	1,055.50	0.47	0.09
Hypothetical	1,000.00	1,024.75	0.46	0.09

JPMorgan Investor Growth & Income Fund
Class A
Actual	1,000.00	1,042.20	2.83	0.55
Hypothetical	1,000.00	1,022.43	2.80	0.55
Class C
Actual	1,000.00	1,039.50	5.50	1.07
Hypothetical	1,000.00	1,019.81	5.45	1.07
Class I
Actual	1,000.00	1,043.80	1.65	0.32
Hypothetical	1,000.00	1,023.59	1.63	0.32
Class R6
Actual	1,000.00	1,045.20	0.36	0.07
Hypothetical	1,000.00	1,024.85	0.36	0.07

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

DECEMBER 31, 2021	J.P. MORGAN INVESTOR FUNDS	43

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in June and August 2021, at which the Trustees considered the continuation of the investment advisory agreement for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). In accordance with SEC guidance, due to the COVID-19 pandemic, the meetings were conducted through video conference. At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the Funds and the other J.P. Morgan Funds overseen by the Board in which each Fund invests (the “Underlying Funds”). Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 11, 2021.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds and Underlying Funds received from the Adviser. This information includes the Funds’ and Underlying Funds’ performance as compared to the performance of the Funds’ and Underlying Funds’ peers and benchmarks and analyses by the Adviser of the Funds’ and the Underlying Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (“independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including, with respect to the Funds and/or Underlying Funds, performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds and/or Underlying Funds, including risk and performance return assessment as compared to the Funds’ and/or

Underlying Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Trust and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present.

A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds and Underlying Funds throughout the year, including additional reporting and information provided in connection with the COVID-19 pandemic, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.

After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management, personnel changes, if any, and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team, including personnel changes, if any. In addition, the Board considered its discussions with the Adviser regarding the Adviser’s business continuity plan and steps the Adviser was taking to provide ongoing services to the Funds during the COVID-19 pandemic, and the Adviser’s success in continuing to provide    services to the Funds and their shareholders throughout this period. The Trustees also considered information provided by the Adviser

44	J.P. MORGAN INVESTOR FUNDS	DECEMBER 31, 2021

and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees also reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of the administration services provided by the Adviser in its role as administrator.

The Trustees also considered their knowledge of the nature and quality of services provided by the Adviser and its affiliates to the Funds and Underlying Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds and Underlying Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund and Underlying Funds.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to each Fund by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to the Funds and Underlying Funds. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds and Underlying Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund and Underlying Fund.

The Trustees also considered that JPMDS, an affiliate of the Adviser, and the Adviser earn fees from the Funds and/or

Underlying Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting and other related services for the Funds and/or Underlying Funds.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds’ operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including the benefits received by the Adviser and its affiliates in connection with the Funds’ investments in the Underlying Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so.

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”) which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that other Funds which had achieved scale as asset levels had increased, no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain satisfactory relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser’s and JPMDS’s ongoing

DECEMBER 31, 2021	J.P. MORGAN INVESTOR FUNDS	45

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

investments in their business in support of the Funds, including the Adviser’s and/or JPMDS’s investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.

Independent Written Evaluation of the Funds’ Senior Officer

The Trustees noted that, upon their direction, the Senior Officer for the Funds had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts, collective investment trusts, ETFs and/or funds sub-advised by the Adviser, and for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Broadridge investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”), by total return for the applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe and Peer Group and noted that Universe and Peer Group rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The special analysis includes a multi-factor quantitative scoring system for summarizing a Fund’s historical investment performance. The approach relies on multiple metrics, incorporates several time periods, adjusts for risk and considers how a fund’s customized peer group (as selected by the independent consultant) has performed. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Investor Balanced Fund’s performance for Class A shares was in the second, third and third quintiles based upon the Peer Group for the one-, three- and five-year periods ended December 31, 2020, respectively, and in the second quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees noted that the performance for Class I shares was in the first, second and second quintiles based upon both the Peer Group and Universe, for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class R6 shares was in the first and second quintiles based upon both the Peer Group and Universe, for the one- and three-year periods ended December 31, 2020, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis prepared by the independent consultant. Based upon these discussions, and various other fac-

46	J.P. MORGAN INVESTOR FUNDS	DECEMBER 31, 2021

tors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Investor Conservative Growth Fund’s performance for Class A shares was in the second, third and third quintiles based upon the Peer Group for the one-, three- and five-year periods ended December 31, 2020 respectively, and in the second quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees noted that the performance for the Class I shares was in the second quintile based upon the Peer Group for each of the one-, three- and five-year periods ended December 31, 2020, respectively, and in the first, first and second quintiles based upon the Universe for the one-, three- and five-year periods ended December 31, 2020. The Trustees noted that the performance for Class R6 shares was in the second quintile based upon the Peer Group, and in the first quintile based upon the Universe, for both the one- and three-year periods ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis prepared by the independent consultant. Based upon these discussions, and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Investor Growth Fund’s performance for Class A shares was in the first, second and first quintiles based upon the Peer Group for the one-, three- and five-year periods ended December 31, 2020, respectively, and in the first quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees noted that the performance for Class I shares was in the first quintile based upon both the Peer Group and Universe, for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees noted that the performance for Class R6 shares was in the first and second quintiles based upon the Peer Group for the one-and three-year periods ended December 31, 2020, respectively, and in the first quintile based upon the Universe for both the one- and three-year periods ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis prepared by the independent consultant. Based upon these discussions, and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Investor Growth & Income Fund’s performance for Class A shares was in the first, first and second quintiles based upon the Peer Group, and in the first, second and second quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class I shares was in the first, second and second quintiles based upon both the Peer Group and Universe, for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for the Class R6 shares was in the first and second quintiles based upon both the Peer Group and Universe, for the one- and three-year periods ended December 31, 2020, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis prepared by the independent consultant. Based upon these discussions, and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the same Broadridge category as each Fund. The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund and noted that Universe and/or Peer Group rankings were not calculated if the number of funds in the Universe and/or Peer Groups did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements. The Trustees also considered any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Investor Balanced Fund’s net advisory fee for Class A shares was in the second and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the third and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the second and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the second quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the second and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund and that such fees would be for services

DECEMBER 31, 2021	J.P. MORGAN INVESTOR FUNDS	47

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

provided in addition to, rather than duplicative of, services provided under the advisory contract of the Underlying Funds in which the Fund invests.

The Trustees noted that the Investor Conservative Growth Fund’s net advisory fee for Class A shares was in the third quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the third and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the fourth and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the first and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the third quintile based upon both the Peer Group and Universe, and that the actual total expenses were in the second and first quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory contract of the Underlying Funds in which the Fund invests.

The Trustees noted that the Investor Growth Fund’s net advisory fee for Class A shares was in the fourth quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the first and second quintile based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Class I shares was in the fourth and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the first and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the third quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory contract of the Underlying Funds in which the Fund invests.

The Trustees noted that the Investor Growth & Income Fund’s net advisory fee for Class A shares was in the third quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the third quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the second and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory contract of the Underlying Funds in which the Fund invests.

48	J.P. MORGAN INVESTOR FUNDS	DECEMBER 31, 2021

TAX LETTER

(Unaudited)

(Dollar values in thousands)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended June 30, 2021. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2021. The information necessary to complete your income tax returns for the calendar year ending December 31, 2021 will be provided under separate cover.

Foreign Source Income and Foreign Tax Credit Pass Through

For the fiscal year ended June 30, 2021, the Funds elected to pass through to shareholders taxes paid to foreign countries. Income and foreign tax expenses were as follows or amounts as finally determined (amounts in thousands):

	Total Foreign Source Income	Total Foreign Tax Credit
JPMorgan Investor Balanced Fund	$11,324	$1,074
JPMorgan Investor Conservative Growth Fund	5,980	565
JPMorgan Investor Growth Fund	12,056	1,140
JPMorgan Investor Growth & Income Fund	9,008	858

DECEMBER 31, 2021	J.P. MORGAN INVESTOR FUNDS	49

SPECIAL SHAREHOLDER MEETING RESULTS

(Unaudited)

JPMorgan Trust II (the “Trust”) held a special meeting of shareholders on October 27, 2021, for the purpose considering and voting upon the election of Trustees, which meeting was adjourned to November 23, 2021 to allow shareholders to vote on the proposal.

When the special meeting reconvened on November 23, 2021, Trustees were elected by the shareholders of all of the series of the Trust, including the Funds.

The results of the voting were as follows:

Votes Received (Amounts in thousands)
Independent Nominee
John F. Finn
In Favor	288,983,507
Withheld	6,732,052

Steven P. Fisher
In Favor	289,598,586
Withheld	6,116,973

Gary L. French
In Favor	289,542,085
Withheld	6,173,474

Kathleen M. Gallagher
In Favor	289,773,673
Withheld	5,941,887

Robert J. Grassi
In Favor	289,609,331
Withheld	6,106,229

Frankie D. Hughes
In Favor	289,641,174
Withheld	6,074,386

Raymond Kanner
In Favor	289,603,025
Withheld	6,112,535

Thomas P. Lemke
In Favor	289,581,867
Withheld	6,133,692

Votes Received (Amounts in thousands)
Lawrence R. Maffia
In Favor	289,544,612
Withheld	6,170,947

Mary E. Martinez
In Favor	289,745,394
Withheld	5,970,165

Marilyn McCoy
In Favor	289,336,040
Withheld	6,379,520

Dr. Robert A. Oden, Jr.
In Favor	288,968,016
Withheld	6,747,543

Marian U. Pardo
In Favor	289,619,985
Withheld	6,095,575

Emily A. Youssouf
In Favor	289,555,396
Withheld	6,160,163

Interested Nominee
Robert F. Deutsch	289,562,178
In Favor	6,153,382
Withheld

Nina O. Shenker
In Favor	289,698,757
Withheld	6,016,803

50	J.P. MORGAN INVESTOR FUNDS	DECEMBER 31, 2021

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectuses and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2021. All rights reserved. December 2021.	SAN-INV-1221

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
March 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
March 3, 2022

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
March 3, 2022